UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08236
Northern Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 595-9111
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).
U.S. GOVERNMENT MONEY MARKET FUND
SHARES/NOGXX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$36	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	4.72%	2.39%	1.63%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$22,209,987
Total number of portfolio holdings	123
Total net advisory fees paid (in thousands)	$66,281
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	55.2%
U.S. Government Agencies	31.2%
U.S. Government Obligations	14.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF ANR-TSR NOGXX (5/25)
NORTHERN FUNDS

U.S. GOVERNMENT SELECT MONEY
MARKET FUND
SHARES/NOSXX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$36	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	4.72%	2.45%	1.67%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$4,357,994
Total number of portfolio holdings	114
Total net advisory fees paid (in thousands)	$14,299
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.9%
U.S. Government Agencies	33.8%
U.S. Government Obligations	12.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF ANR-TSR NOSXX (5/25)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS I/NSGRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP CORE FUND (CLASS I/NSGRX)	$56	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Index, the Fund’s benchmark (the “Index”) finished the fiscal period lower by -4.01%.  The Index lost gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and consumer staples were among the best performing sectors in the Index, while energy and consumer discretionary sectors lagged.
  The Fund’s Class I shares’ return of -4.12% underperformed the Index.
    Performance contributors:
      Higher quality stocks outperformed the Index, adding to relative returns, as the Fund was overweight this group
      While the smallest capitalization stocks (those with market cap less than $350 million) underperformed in the Index, strong stock selection in the Fund among these stocks resulted in modest net positive contributions
      Stronger stock picking results in health care and consumer discretionary sectors
    Performance detractors:
      Weaker results in consumer staples and communication services sectors
      Overall impact from our proprietary quality model detracted from relative returns
      Lower quality stocks significantly outperformed, detracting from relative performance as the Fund was typically underweight
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	-4.12%	14.20%	6.59%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$353,784
Total number of portfolio holdings	1,548
Total net advisory fees paid (in thousands)	$1,620
Portfolio turnover rate as of the end of the reporting period	17.68%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.1%
Industrials	17.8%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.9%
Real Estate	5.6%
All other industries less than 5%	21.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSGRX (5/25)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS K/NSCKX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP CORE FUND (CLASS K/NSCKX)	$46	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Index, the Fund’s benchmark (the “Index”) finished the fiscal period lower by -4.01%.  The Index gave up gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and consumer staples were among the best performing sectors in the index, while energy and consumer discretionary sectors lagged.
  The Fund’s Class K shares’ return of -4.00% outperformed the Index.
    Performance contributors:
      Higher quality stocks outperformed the Index, adding to relative returns, as the Fund was overweight this group
      While the smallest capitalization stocks (those with market cap less than $350 million) underperformed in the Index, strong stock selection in the Fund among these stocks resulted in modest net positive contributions
      Stronger stock picking results in health care and consumer discretionary sectors
    Performance detractors:
      Weaker results in consumer staples and communication services sectors
      Overall impact from our proprietary quality model detracted from relative returns
      Lower quality stocks significantly outperformed, detracting from relative performance as the Fund was typically underweight
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	-4.00%	14.31%	6.65%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$353,784
Total number of portfolio holdings	1,548
Total net advisory fees paid (in thousands)	$1,620
Portfolio turnover rate as of the end of the reporting period	17.68%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.1%
Industrials	17.8%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.9%
Real Estate	5.6%
All other industries less than 5%	21.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSCKX (5/25)
NORTHERN FUNDS

HIGH YIELD FIXED INCOME FUND
SHARES/NHFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$62	0.60%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.  High yield spreads ended the 12-month reporting period ended March 31, 2025 wider than where they began. In aggregate, high yield tightened 0.48% to end the period at 3.47%, as represented by the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. Given the risk-on nature of the reporting period, the lower quality portions of the market generally outperformed the higher quality portions. Over the reporting period, the high yield market had $32 billion in inflows.
  The Fund returned 7.21% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which returned 7.69%.
    Performance contributors:
      Overweight to B rated securities, along with a modest overweight to CCC rated securities
      Overweight positions in financials including banking and brokerage, as well as airlines
      Underweights to building materials and lodging
    Performance detractors:
      Security selection in packaging and communications
      Underweight to BBB bonds
      Underweight to wireless
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	7.21%	7.87%	4.49%
BLOOMBERG UNIVERSAL INDEX[1]	5.24%	0.32%	1.83%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	7.69%	7.28%	5.01%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,633,055
Total number of portfolio holdings	508
Total net advisory fees paid (in thousands)	$14,702
Portfolio turnover rate as of the end of the reporting period	45.13%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	71.8%
Foreign Issuer Bonds	13.0%
Futures Contracts	13.8%
Other less than 5%	1.4%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NHFIX (5/25)
NORTHERN FUNDS

CORE BOND FUND
SHARES/NOCBX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CORE BOND FUND (SHARES/NOCBX)	$42	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 4.95% over the fiscal year, outperforming the 4.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. Over the course of the year, the Fund increased its exposure to the securitized sector, and maintained exposure to investment grade corporate credit.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	4.95%	0.06%	1.32%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$96,385
Total number of portfolio holdings	364
Total net advisory fees paid (in thousands)	$247
Portfolio turnover rate as of the end of the reporting period	134.11%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	22.1%
Corporate Bonds	16.3%
Asset-Backed Securities	14.9%
U.S. Government Obligations	11.6%
Foreign Issuer Bonds	5.9%
Futures Contracts	14.0%
Futures Contracts Sold Short	11.3%
Other less than 5%	3.9%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOCBX (5/25)
NORTHERN FUNDS

SHORT BOND FUND
SHARES/BSBAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SHORT BOND FUND (SHARES/BSBAX)	$41	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 5.43% over the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, which returned 5.61%. During the reporting period, the Fund increased its exposure to the securitized sector as well as to investment grade corporate credit. Additionally, the Fund had a small allocation to high yield.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	5.43%	2.13%	1.80%
BLOOMBERG U.S. AGGREGATE BOND INDEX[2]	4.88%	-0.40%	1.46%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	5.61%	1.56%	1.73%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$292,953
Total number of portfolio holdings	254
Total net advisory fees paid (in thousands)	$919
Portfolio turnover rate as of the end of the reporting period	134.80%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	29.0%
U.S. Government Obligations	15.5%
Foreign Issuer Bonds	12.6%
Asset-Backed Securities	6.9%
U.S. Government Agencies	6.7%
Futures Contracts	14.6%
Futures Contracts Sold Short	10.4%
Other less than 5%	4.3%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR BSBAX (5/25)
NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND
SHARES/BBALX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$27	0.26%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal year ended March 31, 2025, U.S. economic resilience continued with support from a solid labor market and healthy consumer backdrop. However, policy uncertainty started to emerge as a headwind for the U.S. economy in early 2025, particularly related to U.S. trade policy. A number of major developed market central banks cut interest rates over the reporting period. Overall, the supportive macro backdrop helped lead to mid-to-upper-single-digit positive returns across both equities and fixed income over this period.
  Adjustments to equity allocations included broadening the Fund’s equity exposure and reducing factor-based equity strategy exposure. The Fund re-aligned its fixed income exposure, which included reducing the overall number of fixed income holdings in a manner designed to help the Fund more efficiently position its fixed income holdings across aspects such as sector and duration positioning. The Fund also began utilizing derivatives in the fourth quarter of 2024 with the use of Treasury futures for hedging purposes.
  The Fund returned 6.04% during the reporting period, underperforming the 6.30% return of its blended benchmark, the Asset Allocation Blend Index (60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index).
    Performance contributors:
      Tactical positioning modestly benefited performance as the Fund was overweight equities and underweight fixed income throughout most of the reporting period.
    Performance detractors:
      Underperformance was primarily driven by headwinds from product fulfillment.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a blended benchmark.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	6.04%	8.42%	4.92%
MSCI ALL COUNTRY WORLD INDEX	7.15%	15.18%	8.84%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)	6.30%	8.89%	6.06%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$77,208
Total number of portfolio holdings	20
Total net advisory fees paid (in thousands)	$53
Portfolio turnover rate as of the end of the reporting period	94.22%
ASSET CLASS WEIGHTINGS AS A % OF INVESTMENTS
U.S. Equity	43.8%
U.S. Fixed Income	15.2%
U.S. Bonds - Investment Grade	13.0%
Non U.S. Equity - Developed	12.9%
Non U.S. Equity - Emerging Markets	6.3%
U.S. Bonds - High Yield	3.1%
U.S. Bonds - Inflation Protected	2.0%
Cash	1.5%
Global Infrastructure	1.1%
Global Real Estate	1.0%
Cash Equivalent	0.1%
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR BBALX (5/25)
NORTHERN FUNDS

MULTI-MANAGER HIGH YIELD
OPPORTUNITY FUND
SHARES/NMHYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$70	0.68%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the 12-month reporting period ended March 31, 2025, the high yield market returned 7.60%, as measured by the ICE BofA U.S. High Yield Constrained Index (the “Index”).  During the period, lower quality securities outperformed higher quality securities. CCCs & lower rated securities returned 11.37%, followed by B rated securities returning 6.76%, and BB rated securities returning 6.60%. From a sector perspective, telecommunications, financials and technology outperformed the Index, while transportation and capital goods underperformed. Loans modestly trailed the Index.
  For the 12-month reporting period, the Fund returned 6.36%, underperforming the 7.60% return for its benchmark, the ICE BofA U.S. High Yield Constrained Index.
    Performance contributors:
      Sub-adviser BlackRock Investment Management, LLC (“BlackRock”)’s tactical beta adjustments, as well as underweight to BB-rated securities contributed to relative performance. Positive sector contribution came from midstream, banking and packaging
      Sub-adviser Polen Capital Credit, LLC (“Polen”)’s underweight to BB-rated securities, income advantage, and duration effect drove positive relative returns
      Sub-adviser Nomura Corporate Research and Asset Management Inc.'s (“Nomura”) underweight to BB-rated securities, as well as positive security selection within chemicals and technology, contributed to relative performance
    Performance detractors:
      BlackRock’s underweight to the highest yielding and most distressed Index names, within the CCC-rated cohort and cable and satellite sector detracted from relative performance. An off-benchmark allocation to loans also detracted from relative returns
      Polen’s security selection in automobiles and healthcare, as well as an underweight to the highest yielding and most distressed Index names within the CCC-rated cohort, detracted from relative performance
      Nomura’s underweight to the highest yielding and most distressed Index names within the CCC-rated cohort detracted from performance, as did contributions from packaging and retail
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	6.36%	7.72%	4.54%
BLOOMBERG UNIVERSAL INDEX[1]	5.24%	0.32%	1.83%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	7.60%	7.20%	4.91%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$179,207
Total number of portfolio holdings	1,525
Total net advisory fees paid (in thousands)	$1,008
Portfolio turnover rate as of the end of the reporting period	51.68%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	78.4%
Foreign Issuer Bonds	8.6%
Term Loans	5.2%
Other less than 5%	7.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMHYX (5/25)
NORTHERN FUNDS

SMALL CAP INDEX FUND
SHARES/NSIDX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP INDEX FUND (SHARES/NSIDX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook. Small-cap equities in the U.S. underperformed both large-cap equities as gauged by the 8.25% return of the S&P 500® Index, and mid-cap equities as gauged by the -2.70% return of the S&P Midcap 400® Index.
  The Northern Small Cap Index Fund returned -4.06% during the 12-month reporting period ended March 31, 2025, underperforming the -4.01% return of its benchmark, the Russell 2000® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	-4.06%	13.14%	6.15%
RUSSELL 3000®INDEX[2]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,126,830
Total number of portfolio holdings	1,967
Total net advisory fees paid (in thousands)	$342
Portfolio turnover rate as of the end of the reporting period	20.51%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.5%
Industrials	17.3%
Health Care	16.4%
Information Technology	11.9%
Consumer Discretionary	8.7%
Real Estate	6.4%
Energy	5.0%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSIDX (5/25)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS I/NUEIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$50	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The U.S. equity market moved higher in the fiscal period, as reflected by the 7.82% return of the Russell 1000® Index (the “Index”). After a strong 2024, with the Index hitting numerous all-time highs, the market faced stronger headwinds toward end the reporting period, driven by tariff fears and concerns over an economic slowdown. During the reporting period, financials and utilities sectors were additive, while materials and health care underperformed.
  The Fund’s Class I shares returned 4.91% over the fiscal year, underperforming the Fund’s benchmark, the Russell 1000® Index. The Fund invests in high quality companies that Northern Trust Investments, Inc. (“NTI”) believes have favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes to have the potential to generate above-average returns over time.
    Performance contributors:
      While NTI’s quality factor was additive, stock selection within the top quintile of NTI's quality and value scoring methodology caused the Fund to lag the benchmark
    Performance detractors:
      Stocks with ESG characteristics generally underperformed the broader market over the reporting period
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class I commenced operations on August 21, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	4.91%	17.70%	12.51%
RUSSELL 1000® INDEX	7.82%	18.47%	12.84%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$492,336
Total number of portfolio holdings	179
Total net advisory fees paid (in thousands)	$1,599
Portfolio turnover rate as of the end of the reporting period	36.27%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.5%
Financials	15.3%
Consumer Discretionary	11.3%
Health Care	10.7%
Industrials	10.4%
Communication Services	7.8%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUEIX (5/25)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS K/NUESX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$40	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The U.S. equity market moved higher in the fiscal period, as reflected by the 7.82% return of the Russell 1000® Index (the “Index”). After a strong 2024, with the Index hitting numerous all-time highs, the market faced stronger headwinds toward end the reporting period, driven by tariff fears and concerns over an economic slowdown. During the reporting period, financials and utilities sectors were additive, while materials and health care underperformed.
  The Fund’s Class K shares returned 5.07% over the fiscal year, underperforming the Fund’s benchmark, the Russell 1000® Index. The Fund invests in high quality companies that Northern Trust Investments, Inc. (“NTI”) believes have favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes to have the potential to generate above-average returns over time.
    Performance contributors:
      While NTI’s quality factor was additive, stock selection within the top quintile of NTI's quality and value scoring methodology caused the Fund to lag the benchmark
    Performance detractors:
      Stocks with ESG characteristics generally underperformed the broader market over the reporting period
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	5.07%	17.80%	12.57%
RUSSELL 1000® INDEX	7.82%	18.47%	12.84%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$492,336
Total number of portfolio holdings	179
Total net advisory fees paid (in thousands)	$1,599
Portfolio turnover rate as of the end of the reporting period	36.27%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.5%
Financials	15.3%
Consumer Discretionary	11.3%
Health Care	10.7%
Industrials	10.4%
Communication Services	7.8%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUESX (5/25)
NORTHERN FUNDS

SMALL CAP VALUE FUND
SHARES/NOSGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP VALUE FUND (SHARES/NOSGX)	$88	0.90%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Value Index (the “Index”) finished the fiscal period lower by -3.12%.  The Index lost gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and financials were among the best performing sectors in the Index, while energy and health care sectors lagged. The Fund’s return of -3.98% underperformed the Index.
    Performance contributors:
      The Fund was positively impacted by and overweight to companies that have higher profit margins and return on equity, those companies outperformed companies with lower profitability
    Performance detractors:
      Positive stock selection in health care and financials sectors was outweighed by weaker results in the materials and consumer discretionary sectors
      Overweight to higher momentum stocks
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	-3.98%	14.06%	5.42%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® VALUE INDEX	-3.12%	15.31%	6.07%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Value Index to the Russell 3000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$782,738
Total number of portfolio holdings	447
Total net advisory fees paid (in thousands)	$6,927
Portfolio turnover rate as of the end of the reporting period	26.80%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	30.4%
Industrials	13.0%
Real Estate	9.9%
Health Care	9.6%
Consumer Discretionary	8.6%
Energy	6.5%
Information Technology	6.4%
All other industries less than 5%	15.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation amount and management fee were reduced to 0.50% and 0.45%, respectively.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOSGX (5/25)
NORTHERN FUNDS

INTERMEDIATE TAX-EXEMPT FUND
SHARES/NOITX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 2.14%, outperforming the 1.57% return for its style-specific benchmark, the Bloomberg Municipal 1-15 Year Blend Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning and security selection
      Overweight to A-rated bonds
    Performance detractors:
      Curve positioning
      Underweight to BBB bonds
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	2.14%	0.72%	1.65%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	1.57%	1.26%	1.99%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,056,990
Total number of portfolio holdings	343
Total net advisory fees paid (in thousands)	$4,465
Portfolio turnover rate as of the end of the reporting period	37.09%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	14.2%
Florida	7.9%
Texas	6.2%
California	5.7%
Illinois	5.6%
Colorado	5.1%
All other states less than 5%	55.3%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOITX (5/25)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL LISTED
INFRASTRUCTURE FUND
SHARES/NMFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$101	0.96%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, the global listed infrastructure market, as measured by the S&P Global Infrastructure® Index (the “Index”) posted a positive return of 17.76%. Oil & gas storage and transportation sectors were the largest contributors to the Index in the period. Renewable infrastructure and railroad sectors lagged considerably, as these names fell out of favor in the higher interest rate environment. Once again, North America was the top performing region for the period, driven by its exposure to oil and gas infrastructure.
  The Fund posted a return of 9.47% for the fiscal year, underperforming the Index’s return of 17.76%.
    Performance contributors:
      Underweight to airports, and underweight positioning in Mexico and New Zealand, as well as stock selection in France
    Performance detractors:
      Underweight to oil and gas infrastructure, overweight to communications towers and railroads, and exposure to renewable infrastructure
      Industry and stock selection in the U.S., as well as an overweight to, and stock selection in, the U.K.
      Sub-adviser Lazard Asset Management, LLC’s underweight in oil and gas infrastructure, as well as an overweight to railroads and toll roads
      Sub-adviser KBI Global Investors (North America), Ltd. was negatively impacted by an overweight in renewable infrastructure, as well as an underweight to the traditional energy infrastructure sector
      Sub-adviser First Sentier Investors (Australia) IM Ltd. underperformed due to its overweight to railroads and toll roads, as well as an underweight to oil and gas infrastructure
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	9.47%	8.43%	5.09%
MSCI ACWI INDEX[1]	7.15%	15.18%	8.84%
S&P GLOBAL INFRASTRUCTURE INDEX	17.76%	12.87%	5.55%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$854,743
Total number of portfolio holdings	147
Total net advisory fees paid (in thousands)	$8,156
Portfolio turnover rate as of the end of the reporting period	70.72%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	44.3%
Euro	21.6%
British Pound	9.3%
Australian Dollar	5.8%
Canadian Dollar	5.3%
All other currencies less than 5%	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved  the appointment of Cohen & Steers Capital Management, Inc. and Eagle Global Advisors, LLC as sub-advisers to the Fund effective March 24, 2025.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMFIX (5/25)
NORTHERN FUNDS

INCOME EQUITY FUND
SHARES/NOIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INCOME EQUITY FUND (SHARES/NOIEX)	$51	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. The U.S. equity market moved higher in the fiscal period, as reflected by the 8.25% return of the S&P 500® Index (the “Index”). Dividend yield comprised 1.42% of the Index’s total return for the period. Among the top-performing sectors in the Index were financials and utilities – both known for higher dividend yields. In contrast, the materials and health care sectors underperformed the Index.
  The Fund returned 9.82% during the fiscal year, outperforming the 8.25% return of the Index. The Fund invests in high-quality, income-producing stocks, which NTI believes may generate above-market returns over time.
    Performance contributors:
      Emphasis on higher dividend-yielding securities contributed positively to performance, as higher dividend-paying stocks outperformed lower and non-dividend paying securities
      Overweight to high-quality stocks and underweight to low-quality stocks
      Stock selection within the health care and consumer staples sectors
      The number of firms in the Index paying dividends increased during the fiscal year, offering more opportunities for the Fund to invest in income-producing stocks
    Performance detractors:
      Stock selection within the consumer discretionary and financials sectors
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	9.82%	18.24%	10.87%
S&P 500® INDEX	8.25%	18.59%	12.50%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$226,382
Total number of portfolio holdings	160
Total net advisory fees paid (in thousands)	$607
Portfolio turnover rate as of the end of the reporting period	21.52%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	30.5%
Financials	12.2%
Health Care	10.5%
Communication Services	10.2%
Consumer Discretionary	8.8%
Industrials	7.3%
Consumer Staples	6.5%
All other industries less than 5%	13.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOIEX (5/25)
NORTHERN FUNDS

INTERNATIONAL EQUITY FUND
SHARES/NOIGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$53	0.51%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market. While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the fiscal period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  Developed international market equities underperformed their U.S. counterparts, as gauged by the 8.25% return of the S&P 500® Index.
  The MSCI World ex USA Index, the Fund’s benchmark (the “Index”), posted a return of 5.30% for the fiscal period. Financials and communication services sectors were among the best performing sectors in the Index, while information technology and consumer discretionary stocks trailed. The Fund returned 8.62%, outperforming its Index over the fiscal period.  The Fund invests in attractively valued, high quality stocks with positive sentiment.
    Performance contributors:
      Strong performance of inexpensive stocks across various regions and sectors
      A tilt toward high momentum stocks also provided a modest boost to performance
      Stock selection was most effective in financials and consumer staples sectors
      Regionally, stock selection added value in all geographies except North America
    Performance detractors:
      Emphasis on high quality stocks
      Stock selection lagged in communication services and energy
      Stock selection in North America detracted
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	8.62%	13.17%	4.67%
MSCI WORLD EX USA INDEX	5.30%	12.16%	5.50%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$138,111
Total number of portfolio holdings	218
Total net advisory fees paid (in thousands)	$456
Portfolio turnover rate as of the end of the reporting period	49.68%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.6%
Japanese Yen	19.4%
British Pound	13.3%
Canadian Dollar	10.6%
Swiss Franc	7.8%
All other currencies less than 5%	17.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOIGX (5/25)
NORTHERN FUNDS

FIXED INCOME FUND
SHARES/NOFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
FIXED INCOME FUND (SHARES/NOFIX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 5.14% over the fiscal year, outperforming the 4.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. Over the course of the year, the Fund increased its exposure to the securitized sector, and maintained exposure to investment grade corporate credit.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	5.14%	0.73%	1.61%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$328,357
Total number of portfolio holdings	389
Total net advisory fees paid (in thousands)	$1,248
Portfolio turnover rate as of the end of the reporting period	119.29%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	26.0%
Corporate Bonds	22.5%
Asset-Backed Securities	10.5%
U.S. Government Obligations	8.0%
Foreign Issuer Bonds	5.8%
Futures Contracts	11.1%
Futures Contracts Sold Short	11.8%
Other less than 5%	4.3%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOFIX (5/25)
NORTHERN FUNDS

U.S. GOVERNMENT FUND
SHARES/NOUGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  Short U.S. Treasury yields plunged to end the reporting period, and the curve twisted around the 10-year maturity. The spread between 2-year and 30-year yields ended the fiscal year at +0.69%. Generic 2-year yields fell 0.74% to 3.89%, while 5-year yields fell 0.26% to 3.95%. Generic 10-year yields were unchanged at 4.20%, and 30-year bond yields rose 0.23% to 4.57%.
  The Fund returned 4.26% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg Intermediate U.S. Government Bond Index, which returned 5.35%.
    Performance contributors:
      Allocation to U.S. MBS
      Tactical positioning in yield curve
      Duration
    Performance detractors:
      Allocation to U.S. Treasury inflation-protected securities
      Underweight to U.S. Agency securities
      Pricing methodology differences between the Fund and the style-specific benchmark
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	4.26%	-0.43%	0.95%
BLOOMBERG U.S. AGGREGATE BOND INDEX[1]	4.88%	-0.40%	1.46%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	5.35%	-0.03%	1.36%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$27,350
Total number of portfolio holdings	120
Total net advisory fees paid (in thousands)	$9
Portfolio turnover rate as of the end of the reporting period	60.41%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	91.1%
U.S. Government Agencies	5.6%
Other less than 5%	2.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOUGX (5/25)
NORTHERN FUNDS

STOCK INDEX FUND
SHARES/NOSIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
STOCK INDEX FUND (SHARES/NOSIX)	$5	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  Global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook. In the U.S. market, large-cap stocks as measured by the Index notably outperformed mid-cap stocks, as gauged by the -2.70% return of the S&P Midcap 400® Index, and outperformed small caps, as gauged by the -4.01% return of the Russell 2000® Index.
  The Fund returned 8.16% during the 12-month reporting period ended March 31, 2025, underperforming the 8.25% return of its benchmark, the S&P 500® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	8.16%	18.49%	12.40%
S&P 500® INDEX	8.25%	18.59%	12.50%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$14,536,266
Total number of portfolio holdings	506
Total net advisory fees paid (in thousands)	$—
Portfolio turnover rate as of the end of the reporting period	3.43%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.4%
Financials	14.5%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.2%
Industrials	8.3%
Consumer Staples	6.0%
All other industries less than 5%	11.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOSIX (5/25)
NORTHERN FUNDS

TAX-EXEMPT FUND
SHARES/NOTEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TAX-EXEMPT FUND (SHARES/NOTEX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.71%, outperforming the 1.22% return for its benchmark, the Bloomberg U.S. Municipal Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning
      Security selection
      Overweight to A-rated bonds
    Performance detractors:
      Sector allocation
      Security selection
      Underweight to BBB bonds
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	1.71%	0.35%	1.74%
BLOOMBERG U.S. MUNICIPAL INDEX	1.22%	1.07%	2.13%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$770,691
Total number of portfolio holdings	322
Total net advisory fees paid (in thousands)	$2,924
Portfolio turnover rate as of the end of the reporting period	39.45%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	13.5%
Florida	8.5%
California	7.4%
Colorado	7.0%
Texas	6.6%
Illinois	6.6%
All other states less than 5%	50.4%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOTEX (5/25)
NORTHERN FUNDS

CALIFORNIA TAX-EXEMPT FUND
SHARES/NCATX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$46	0.46%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.53%, outperforming its style-specific benchmark, the Bloomberg California Municipal Bond Index, which returned 0.96%. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax. The Fund began the reporting period with short duration as compared to its benchmark.
    Performance contributors:
      Security selection
      Duration
    Performance detractors:
      Credit allocation
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	1.53%	0.48%	1.83%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[2]	1.22%	1.07%	2.13%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	0.96%	0.96%	2.07%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$143,387
Total number of portfolio holdings	125
Total net advisory fees paid (in thousands)	$485
Portfolio turnover rate as of the end of the reporting period	38.88%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	59.5%
General Obligation Unlimited Bonds	30.1%
All other issuers less than 5%	10.4%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NCATX (5/25)
NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND
SHARES/NOAZX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$47	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.19%, underperforming its style-specific benchmark, the Bloomberg Arizona Municipal Bond Index, which returned 1.62%. The Fund seeks to provide high current income exempt from regular federal income tax and Arizona state personal income tax by investing in municipal instruments. The Fund began the reporting period with short duration and underweight BBB bonds as compared to its benchmark.
    Performance contributors:
      Duration
    Performance detractors:
      Security selection
      Credit allocation
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	1.19%	0.24%	1.59%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	1.62%	1.04%	1.98%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$52,040
Total number of portfolio holdings	62
Total net advisory fees paid (in thousands)	$117
Portfolio turnover rate as of the end of the reporting period	38.27%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	68.9%
General Obligation Unlimited Bonds	24.8%
All other issuers less than 5%	6.3%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOAZX (5/25)
NORTHERN FUNDS

CALIFORNIA INTERMEDIATE
TAX-EXEMPT FUND
SHARES/NCITX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.98%, outperforming its style-specific benchmark, the Bloomberg California Intermediate Municipal Bond Index, which returned 1.17%. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instruments. The Fund began the reporting period with short duration as compared to its benchmark.
    Performance contributors:
      Duration
      Security selection
    Performance detractors:
      Credit allocation
      Negative convexity from lower coupon structures
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	1.98%	0.54%	1.53%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	1.17%	0.92%	1.78%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$221,469
Total number of portfolio holdings	121
Total net advisory fees paid (in thousands)	$867
Portfolio turnover rate as of the end of the reporting period	37.65%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	58.8%
General Obligation Unlimited Bonds	31.8%
All other issuers less than 5%	9.4%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NCITX (5/25)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SHARES/NUSFX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. 1-year, 2-year and 3-year Treasury rates increased by 1.00%, 0.74% and 0.53%, respectively. Year over year, 1-3 Year Corporate Option Adjusted Spreads (measurement of the spread of a fixed-income security rate and the risk-free rate of return) were largely unchanged, widening from 0.56% to 0.58% by March 31, 2025, despite some mid-year volatility.
  The Fund returned 5.67%, outperforming the 4.98% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the fiscal year. The Fund’s overall credit quality remained relatively constant throughout the course of the year.
    Performance contributors:
      Sector allocation - During the reporting period, the Fund was heavily overweight to corporate bonds as compared to the Index. As of March 31, 2025, the Fund was allocated more than 80% to corporate bonds, and less than 10% to each of the categories of securitized investments, Treasury and cash securities, compared with its all-Treasury Index (0.58%).
      Financial institutions account for a majority of the Fund’s corporate bond exposure, and the banking sector contributed the most to the outperformance vs. the Index
    Performance detractors:
      The Fund’s short-to-duration positioning, as compared to that of the Index, detracted from its relative outperformance as front-end yields fell over the course of the year
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	5.67%	3.14%	2.29%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX[1]	3.03%	-1.38%	0.60%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	4.98%	1.88%	1.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,670,320
Total number of portfolio holdings	224
Total net advisory fees paid (in thousands)	$3,154
Portfolio turnover rate as of the end of the reporting period	64.34%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	45.2%
Foreign Issuer Bonds	35.7%
Asset-Backed Securities	8.4%
U.S. Government Obligations	5.6%
Other less than 5%	5.1%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUSFX (5/25)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SIEBERT WILLIAMS SHANK SHARES/SWSFX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. 1-year, 2-year and 3-year Treasury rates increased by 1.00%, 0.74% and 0.53%, respectively. Year over year, 1-3 Year Corporate Option Adjusted Spreads (measurement of the spread of a fixed-income security rate and the risk-free rate of return) were largely unchanged, widening from 0.56% to 0.58% by March 31, 2025, despite some mid-year volatility.
  The Fund’s Siebert Williams Shank shares returned 5.67%, outperforming the 4.98% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the fiscal year. The Fund’s overall credit quality remained relatively constant throughout the course of the year.
    Performance contributors:
      Sector allocation - During the reporting period, the Fund was heavily overweight to corporate bonds as compared to the Index. As of March 31, 2025, the Fund was allocated more than 80% to corporate bonds, and less than 10% to each of the categories of securitized investments, Treasury and cash securities, compared with its all-Treasury Index (0.58%).
      Financial institutions account for a majority of the Fund’s corporate bond exposure, and the banking sector contributed the most to the outperformance vs. the Index
    Performance detractors:
      The Fund’s short-to-duration positioning, as compared to that of the Index, detracted from its relative outperformance as front-end yields fell over the course of the year
Fund Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Siebert Williams Shank Shares commenced operations on September 13, 2022. Performance prior to that date is for the Shares class. Siebert Williams Shank Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	5.67%	3.14%	2.29%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX[1]	3.03%	-1.38%	0.60%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	4.98%	1.88%	1.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,670,320
Total number of portfolio holdings	224
Total net advisory fees paid (in thousands)	$3,154
Portfolio turnover rate as of the end of the reporting period	64.34%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	45.2%
Foreign Issuer Bonds	35.7%
Asset-Backed Securities	8.4%
U.S. Government Obligations	5.6%
Other less than 5%	5.1%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR SWSFX (5/25)
NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT
FIXED INCOME FUND
SHARES/NTAUX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  For the fiscal year ended March 31, 2025, the Fund returned 4.02%, outperforming the 3.58% return for its style-specific benchmark, the 75% ICE BofA 6-12 Month Municipal Securities Index/25% ICE BofA 1-3 Year Municipal Securities Index. The Fund is actively managed and seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.
    Performance contributors:
      Duration positioning
      Sector allocation
    Performance detractors:
      Curve positioning
      Security selection
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index, two style-specific indices (reflecting the market segments in which the Fund invests) and a blended index.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	4.02%	1.98%	1.55%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[2]	1.22%	1.07%	2.13%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	3.57%	1.78%	1.38%
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	3.58%	1.48%	1.37%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.58%	1.70%	1.38%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,753,285
Total number of portfolio holdings	430
Total net advisory fees paid (in thousands)	$5,003
Portfolio turnover rate as of the end of the reporting period	52.69%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	70.0%
Short-Term Investments	9.2%
Corporate Bonds	9.1%
Foreign Issuer Bonds	8.6%
Other less than 5%	3.1%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NTAUX (5/25)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL REAL ESTATE FUND
SHARES/NMMGX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$93	0.93%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, the FTSE® EPRA®/NAREIT® Developed® Index, the Fund’s benchmark (the “Index”), returned 3.90%. Healthcare, multifamily, and retail REITs outperformed, as did securities in the United States from a country perspective. Hotels and the industrial sector lagged the Index, as did Australia and the United Kingdom from a country perspective.
  The Fund returned -0.94% for the fiscal year, underperforming the 3.90% return of the Index.
    Performance contributors:
      Underweight to hotels, and stock selection outside of Index
      Positive stock selection in the United States contributed to sub-adviser Janus Capital Management, LLC (“Janus”)’s results in the reporting period
    Performance detractors:
      Sub-adviser Massachusetts Financial Services Company underperformed the Index, and the most substantial detractors were an underweight to healthcare REITs and stock selection in the United States
      Janus also underperformed the Index with poor stock selection in the real estate operating company and multifamily sectors, as well as in Mexico
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	-0.94%	5.62%	2.43%
MSCI ACWI INDEX[1]	7.15%	15.18%	8.84%
FTSE EPRA NAREIT DEVELOPED INDEX	3.90%	6.22%	1.99%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA NAREIT Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$95,034
Total number of portfolio holdings	86
Total net advisory fees paid (in thousands)	$861
Portfolio turnover rate as of the end of the reporting period	57.69%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	68.9%
Australian Dollar	6.6%
Japanese Yen	6.4%
British Pound	6.4%
Euro	6.3%
All other currencies less than 5%	4.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMMGX (5/25)
NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND
SHARES/NMMEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$113	1.11%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, emerging markets, as measured by the 8.09% return of the MSCI Emerging Markets Index, the Fund’s benchmark (the “Index”), moved higher. Stimulus announcements, a renewed support for technology companies by the Chinese government, and advancements in artificial intelligence helped the MSCI China Index perform well ahead of the majority of markets.
  The Fund returned 4.40% over the period, underperforming the 8.09% return of the Index.
    Performance contributors:
      Holdings in Brazil, South Korea and the United Arab Emirates outperformed the Index returns for such markets
      Sub-adviser Axiom Investors, LLC outperformed by offsetting the negative contribution from an underweight to China through strong stock selection in Brazil, India, China, South Korea and the United Arab Emirates
      FIAM LLC (“FIAM”) was added as a sub-adviser in September 2024. Since the end of September 2024, the Fund benefited from FIAM’s overweight to China as well as an underweight to India. Additionally, strong stock selection in Brazil, China, India, and South Korea contributed to FIAM’s outperformance.
    Performance detractors:
      Underweight allocation to China, including to internet-related companies in the communication services, consumer discretionary and information technology sectors
      Holdings in Taiwan, Thailand and Mexico underperformed the country returns of such markets
      Sub-adviser Westwood Global Investments, LLC underperformed largely due to the underweight to China, but stock selection was also a detractor in China, South Korea, Mexico, South Africa and Thailand
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	4.40%	8.34%	3.36%
MSCI EMERGING MARKETS INDEX	8.09%	7.94%	3.71%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$153,282
Total number of portfolio holdings	170
Total net advisory fees paid (in thousands)	$1,386
Portfolio turnover rate as of the end of the reporting period	121.70%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	21.1%
Hong Kong Dollar	17.2%
Indian Rupee	12.7%
Taiwan Dollar	10.1%
Korean Won	9.2%
South African Rand	5.8%
All other currencies less than 5%	23.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMMEX (5/25)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS I/NSRIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the World Selection Index Fund (formerly known as Global Sustainability Index Fund) (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$29	0.29%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  The Fund’s benchmark, the MSCI World Selection Index (the “Index”), underperformed the broad developed market during the reporting period, as gauged by the 7.04% return of the MSCI World Index.
  Class I shares of the Fund returned 2.91% during the 12-month reporting period ended March 31, 2025, outperforming the 2.66% return of the Index.
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expense.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	2.91%	15.35%	9.37%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI WORLD SELECTION INDEX (FORMERLY MSCI WORLD ESG LEADERS INDEX)	2.66%	15.26%	9.25%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,866,489
Total number of portfolio holdings	707
Total net advisory fees paid (in thousands)	$3,623
Portfolio turnover rate as of the end of the reporting period	13.38%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	7.6%
Japanese Yen	5.8%
All other currencies less than 5%	13.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's underlying index changed its name from the MSCI World ESG Leaders Index to the MSCI World Selection Index.
The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSRIX (5/25)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS K/NSRKX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the World Selection Index Fund (formerly known as Global Sustainability Index Fund) (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$24	0.24%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  The Fund’s benchmark, the MSCI World Selection Index (the “Index”), underperformed the broad developed market during the reporting period, as gauged by the 7.04% return of the MSCI World Index.
  Class K shares of the Fund returned 2.92% during the 12-month reporting period ended March 31, 2025, outperforming the 2.66% return of the Index.
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expense.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	2.92%	15.41%	9.40%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI WORLD SELECTION INDEX (FORMERLY MSCI WORLD ESG LEADERS INDEX)	2.66%	15.26%	9.25%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,866,489
Total number of portfolio holdings	707
Total net advisory fees paid (in thousands)	$3,623
Portfolio turnover rate as of the end of the reporting period	13.38%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	7.6%
Japanese Yen	5.8%
All other currencies less than 5%	13.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's underlying index changed its name from the MSCI World ESG Leaders Index to the MSCI World Selection Index.
The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSRKX (5/25)
NORTHERN FUNDS

LIMITED TERM TAX-EXEMPT FUND
SHARES/NSITX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 2.98%, underperforming the 3.08% return for its style-specific benchmark, the Bloomberg Municipal Bond 1-5 Year Blend Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning
      Security selection
    Performance detractors:
      Curve positioning
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	2.98%	1.31%	1.33%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	3.08%	1.38%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$351,101
Total number of portfolio holdings	181
Total net advisory fees paid (in thousands)	$1,437
Portfolio turnover rate as of the end of the reporting period	32.24%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	15.8%
New York	8.8%
Alabama	6.2%
Florida	5.8%
Oklahoma	5.1%
All other states less than 5%	58.3%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSITX (5/25)
NORTHERN FUNDS

LIMITED TERM U.S. GOVERNMENT FUND
SHARES/NSIUX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$45	0.44%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  Short U.S. Treasury yields plunged to end the reporting period, and the curve twisted around the 10-year maturity. The spread between 2-year and 30-year yields ended the fiscal year at +0.69%. Generic 2-year yields fell 0.74% to 3.89%, while 5-year yields fell 0.26% to 3.95%. Generic 10-year yields were unchanged at 4.20%, and 30-year bond yields rose 0.23% to 4.57%.
  The Fund returned 5.21% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-5 Year U.S. Government Index, which returned 5.47%.
    Performance contributors:
      Allocation to U.S. MBS
      Tactical positioning in yield curve
      Duration
    Performance detractors:
      Allocation to U.S. Treasury inflation-protected securities
      Underweight to U.S. Agency securities
      Pricing methodology differences between the Fund and the style-specific benchmark
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	5.21%	0.36%	1.05%
BLOOMBERG U.S. AGGREGATE BOND INDEX[1]	4.88%	-0.40%	1.46%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	5.47%	0.67%	1.45%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$23,491
Total number of portfolio holdings	60
Total net advisory fees paid (in thousands)	$22
Portfolio turnover rate as of the end of the reporting period	55.53%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	93.5%
Other less than 5%	7.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSIUX (5/25)
NORTHERN FUNDS

BOND INDEX FUND
SHARES/NOBOX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
BOND INDEX FUND (SHARES/NOBOX)	$7	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 4.78% during the 12-month reporting period ended March 31, 2025. The Bloomberg U.S. Aggregate Bond Index (the “Index”), the Fund’s benchmark, returned 4.88%.
  Sector, curve, and security selection strategies are driven by the composition of the Index, and the Fund seeks to track as closely as possible (before deduction of fees, expenses, and taxes) the investment performance of the Index. Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the Fund’s use of a sampling methodology to seek to track the Index, and Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	4.78%	-0.51%	1.35%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,144,016
Total number of portfolio holdings	3,481
Total net advisory fees paid (in thousands)	$307
Portfolio turnover rate as of the end of the reporting period	43.36%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	43.5%
U.S. Government Agencies	26.1%
Corporate Bonds	20.6%
Foreign Issuer Bonds	6.3%
Other less than 5%	3.5%
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOBOX (5/25)
NORTHERN FUNDS

ACTIVE M INTERNATIONAL EQUITY FUND
SHARES/NMIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$88	0.85%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, international equity markets advanced higher, as stocks in the industrials, communication services and financials sectors contributed the most to the return of the MSCI World ex USA IMI Index, the Fund’s benchmark (the “Index”).  For the fiscal period, value stocks outperformed growth stocks.
  The Fund returned 6.13% over the period, outperforming the 5.08% return of the Index.
    Performance contributors:
      Strong stock selection across sectors helped the Fund outperform the Index, in particular selection in internet companies within communication services contributed, as did exposure to transportation and aerospace within industrials
      Overweight to the U.K. proved beneficial as the U.K. was one of the top performing markets for the period, and an underweight to Japan, one of the lagging markets for the period, was also beneficial
      Value oriented sub-advisors Causeway Capital Management, LLC and Wellington Management Company, LLP’s performance was supported by that style tailwind
      Victory Capital Management, which provides a smaller cap profile to the Fund, outperformed the Index, though smaller capitalization stocks in general lagged for the period
    Performance detractors:
      Healthcare stocks in aggregate were a drag on the Fund’s performance, while an underweight to financials and an overweight to information technology also detracted
      Holdings in Denmark, Germany and Ireland detracted from returns
      WCM Investment Management, LLC and Polen Capital Management, LLC’s growth orientation was more challenged
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	6.13%	14.57%	6.03%
MSCI WORLD EX USA IMI INDEX	5.08%	11.95%	5.48%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$468,536
Total number of portfolio holdings	455
Total net advisory fees paid (in thousands)	$3,553
Portfolio turnover rate as of the end of the reporting period	39.23%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.3%
British Pound	20.0%
United States Dollar	19.5%
Japanese Yen	12.1%
All other currencies less than 5%	18.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Polen Capital Management, LLC as a sub-adviser to the Fund effective on April 1, 2025, and the appointment of AllianceBernstein L.P. as a sub-adviser to the Fund effective on April 10, 2025.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMIEX (5/25)
NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND
SHARES/NOEMX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$16	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the 12-month reporting period ended March 31, 2025, emerging markets, as measured by the 8.09% return of the MSCI Emerging Markets Index, moved higher. Stimulus announcements, a renewed support for technology companies by the Chinese government and advancements in artificial intelligence helped the MSCI China Index perform well ahead of the majority of markets.
  The Fund returned 8.41% during the 12-month reporting period ended March 31, 2025, outperforming the 8.09% return of its benchmark, the MSCI Emerging Markets Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the 12-month reporting period was primarily due to fair value pricing of international securities included in the Fund’s portfolio, as well as the impact of foreign exchange differential and dividend withholding taxes, which were partially offset by tax accruals in India, and Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	8.41%	7.60%	3.33%
MSCI EMERGING MARKETS INDEX	8.09%	7.94%	3.71%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,847,827
Total number of portfolio holdings	1,248
Total net advisory fees paid (in thousands)	$313
Portfolio turnover rate as of the end of the reporting period	12.17%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Hong Kong Dollar	26.7%
Indian Rupee	17.9%
Taiwan Dollar	16.7%
Korean Won	8.8%
United States Dollar	5.7%
All other currencies less than 5%	24.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOEMX (5/25)
NORTHERN FUNDS

LARGE CAP CORE FUND
SHARES/NOLCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LARGE CAP CORE FUND (SHARES/NOLCX)	$47	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The S&P 500® Index, the Fund’s benchmark (the “Index”) returned 8.25% for the fiscal period.  Although the Index saw strong gains throughout 2024, it pulled back in the most recent quarter, largely due to heightened political uncertainty. Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook.  Among the sectors, utilities and financials outperformed during the fiscal year, while materials, health care and energy lagged. The Fund returned 8.21% for the reporting period, underperforming the Index, which returned 8.25%. The Fund targets undervalued stocks with high quality fundamentals and a positive market sentiment.
    Performance contributors:
      The Fund’s focus on high quality stocks contributed to returns, as higher quality stocks outperformed those with average or lower quality fundamentals
      Stock selection was most effective in consumer staples and information technology sectors
    Performance detractors:
      While value stocks experienced a reversal recently, over the past twelve months, they underperformed their more expensive counterparts
      A tilt towards higher momentum names modestly weighed on results
      Sector stock selection gains were offset by weaker results in energy and materials
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	8.21%	19.26%	11.43%
S&P 500® INDEX	8.25%	18.59%	12.50%
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$281,331
Total number of portfolio holdings	170
Total net advisory fees paid (in thousands)	$1,001
Portfolio turnover rate as of the end of the reporting period	35.20%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.8%
Financials	14.6%
Health Care	11.7%
Consumer Discretionary	9.9%
Communication Services	9.4%
Industrials	8.1%
Consumer Staples	6.1%
All other industries less than 5%	10.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOLCX (5/25)
NORTHERN FUNDS

MID CAP INDEX FUND
SHARES/NOMIX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MID CAP INDEX FUND (SHARES/NOMIX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  Global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook.  Mid-cap equities in the U.S. underperformed large cap stocks, as gauged by the 8.25% return of the S&P 500® Index, and outperformed small cap stocks, as gauged by the -4.01% return of the Russell 2000® Index.
  The Fund returned -2.78% during the 12-month reporting period ended March 31, 2025, underperforming the -2.70% return of its benchmark, the S&P Midcap 400® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	-2.78%	16.79%	8.29%
RUSSELL 3000®INDEX[2]	7.22%	18.18%	11.80%
S&P MIDCAP 400® INDEX	-2.70%	16.91%	8.43%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P MidCap 400® Index to the Russell 3000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,728
Total number of portfolio holdings	405
Total net advisory fees paid (in thousands)	$675
Portfolio turnover rate as of the end of the reporting period	16.94%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	20.8%
Financials	18.5%
Consumer Discretionary	13.1%
Information Technology	9.9%
Health Care	9.0%
Real Estate	7.5%
Materials	6.4%
Consumer Staples	5.3%
All other industries less than 5%	9.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOMIX (5/25)
NORTHERN FUNDS

INTERNATIONAL EQUITY INDEX FUND
SHARES/NOINX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts. Overall, for the fiscal year, developed international market equities underperformed their U.S. counterparts, as gauged by the 8.25% return of the S&P 500® Index.
  The Fund returned 5.55% during the 12-month reporting period ended March 31, 2025, outperforming the 4.88% return of its benchmark, the MSCI EAFE® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to fair value pricing of international securities included in the Fund’s portfolio, as well as the impact of foreign exchange differential and dividend withholding taxes, which was partially offset by Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	5.55%	11.93%	5.47%
MSCI EAFE INDEX	4.88%	11.77%	5.40%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$5,007,172
Total number of portfolio holdings	711
Total net advisory fees paid (in thousands)	$1,719
Portfolio turnover rate as of the end of the reporting period	19.42%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	33.7%
Japanese Yen	21.2%
British Pound	14.9%
Swiss Franc	9.8%
Australian Dollar	6.5%
All other currencies less than 5%	12.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOINX (5/25)
NORTHERN FUNDS

LARGE CAP VALUE FUND
SHARES/NOLVX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LARGE CAP VALUE FUND (SHARES/NOLVX)	$58	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. The U.S. equity market moved higher in the fiscal period, as reflected by the 8.25% return of the S&P 500® Index. U.S. stocks extended gains in 2024, but saw reversal in the first quarter of 2025 on the backdrop of uncertainty arising from global trade policies and international relations.
  The Fund posted a return of 4.75% for the reporting period, underperforming the Fund’s style-specific benchmark, the Russell 1000® Value Index, which returned 7.18%. The Fund invest in stocks that Northern Trust Investments, Inc. believes are inexpensive, well-managed, highly profitable with sustainable and efficient cash flow. During the reporting period, high quality stocks in the Russell 1000® Value Index outperformed the low quality stocks.
    Performance contributors:
      Positive exposure to the high quality stocks
    Performance detractors:
      Stocks that fit in the Fund’s definition of value, which includes both contemporaneous as well as normalized valuation measures, underperformed, detracting from relative performance
      Stock selection within materials and consumer staples sectors
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	4.75%	16.95%	8.22%
RUSSELL 1000®INDEX[1]	7.82%	18.47%	12.18%
RUSSELL 1000® VALUE INDEX	7.18%	16.15%	8.79%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$62,580
Total number of portfolio holdings	176
Total net advisory fees paid (in thousands)	$210
Portfolio turnover rate as of the end of the reporting period	60.87%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	23.9%
Health Care	13.5%
Industrials	12.9%
Information Technology	10.0%
Consumer Discretionary	7.2%
Utilities	6.3%
Energy	6.1%
Communication Services	5.9%
Consumer Staples	5.9%
All other industries less than 5%	8.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOLVX (5/25)
NORTHERN FUNDS

GLOBAL REAL ESTATE INDEX FUND
SHARES/NGREX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$48	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global real estate equity securities were positive, but underperformed the broader global equity market during the reporting period, as gauged by the 7.15% return of the MSCI All Country World Index.
  The Fund returned 4.37% during the 12-month reporting period ended March 31, 2025, outperforming the 3.89% return of its benchmark, the MSCI® ACWI® IMI Core Real Estate Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index, which was partially offset by Fund fees and expense.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,0001
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	4.37%	6.06%	2.41%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI ACWI IMI CORE REAL ESTATE INDEX	3.89%	5.58%	2.16%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit northerntrust.com/funds#performance for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,116,774
Total number of portfolio holdings	513
Total net advisory fees paid (in thousands)	$4,099
Portfolio turnover rate as of the end of the reporting period	8.98%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	58.7%
Japanese Yen	9.3%
All other currencies less than 5%	31.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NGREX (5/25)
NORTHERN FUNDS

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin and Therese M. Bobek each are an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended March 31, 2025 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2025 and March 31, 2024, respectively, as follows:

		2025			2024
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$804,750	$0	$5,039,618(3)	$823,485	$0	$4,562,752(3)
(b) Audit-Related Fees	$165,983(1)	$0	$26,205(1)	$168,000(1)	$0	$22,460(1)
(c) Tax Fees	$232,884(2)	$0	$3,520,990(4)	$151,700(2)	$0	$2,484,232(4)
(d) All Other Fees	$0	$0	$1,679,158(5)	$0	$0	$2,066,930(5)

(1)    Amount relates to 17f-2 procedures.

(2)    Amounts relate to excise tax return review and registered investment company tax return review.

(3)    Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4)   Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(5)   Amounts relate to enterprise risk and remediation management related services provided to The Northern Trust Company.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended March 31, 2025 and March 31, 2024, respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Funds' Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $5,433,032 and $4,702,862 for 2025 and 2024, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i)

Not applicable.

Item 4(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN FUNDS EQUITY FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
March 31, 2025

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
38	SCHEDULES OF INVESTMENTS
38	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)
43	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)
51	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)
71	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)
80	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)
82	INCOME EQUITY FUND (Ticker Symbol: NOIEX)
87	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)
92	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)
103	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)
107	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)
111	MID CAP INDEX FUND (Ticker Symbol: NOMIX)
119	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)
123	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)
125	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)
147	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)
173	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)
181	STOCK INDEX FUND (Ticker Symbol: NOSIX)
190	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESX)
195	WORLD SELECTION INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX) (formerly known as the Global Sustainability Index Fund)
206	NOTES TO THE FINANCIAL STATEMENTS
230	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
232	TAX AND DISTRIBUTION INFORMATION
234	FORM N-CSR - ITEMS 8-11
235	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS ANNUAL REPORT 1 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
ASSETS:
Investments, at value	$147,919	$447,807	$1,804,251	$1,097,847
Investments in affiliates, at value	4,733	17,420	48,840	10,255
Cash	324	114	172	65
Cash held at broker for future contracts	—	—	1,831	922
Foreign currencies, at value	125	1,179	3,257	2,360
Dividend income receivable	287	1,677	4,503	4,418
Receivable for capital gains tax	1	—	—	—
Receivable for foreign tax reclaims	26	1,772	75	877
Receivable for securities sold	190	189	—	—
Receivable for variation margin on futures contracts	—	—	—	37
Receivable for fund shares sold	27	13	983	994
Receivable from investment adviser	—	19	—	8
Unrealized appreciation on forward foreign currency exchange contracts	—	—	26	28
Prepaid and other assets	30	12	47	8
Total Assets	153,662	470,202	1,863,985	1,117,819
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	—	—	30	12
Payable for securities purchased	102	1,016	—	—
Payable for variation margin on futures contracts	7	122	174	57
Payable for fund shares redeemed	47	332	464	284
Payable to affiliates:
Management fees	70	75	70	86
Custody fees	14	25	103	13
Shareholder servicing fees	9	7	33	23
Transfer agent fees	5	15	59	35
Accrued Trustee fees and expenses	2	2	8	6
Outstanding options written, at value (premiums received $(37))	—	—	—	—
Deferred foreign capital gains tax payable	56	38	15,107	480
Accrued other liabilities	68	34	110	49
Total Liabilities	380	1,666	16,158	1,045
Net Assets	$153,282	$468,536	$1,847,827	$1,116,774
ANALYSIS OF NET ASSETS:
Capital stock	$151,194	$371,870	$1,758,273	$1,082,732
Distributable earnings (loss)	2,088	96,666	89,554	34,042
Net Assets	$153,282	$468,536	$1,847,827	$1,116,774
Net Assets:
Shares	$153,282	$468,536	$1,847,827	$1,116,774
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	10,157	40,888	159,955	115,877
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$15.09	$11.46	$11.55	$9.64
Investments, at cost	$128,739	$363,014	$1,205,003	$829,282
Investments in affiliates, at cost	4,733	17,420	48,840	10,255
Foreign currencies, at cost	107	1,175	3,252	2,367
See Notes to the Financial Statements.
EQUITY FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$10,132	$223,452	$135,804	$4,937,648	$278,205	$62,087
67,089	2,565	122	1,914	3,105	502
—	—	—	8	—	—
—	—	149	3,583	—	—
—	—	999	20,413	—	—
17	342	627	20,731	174	64
—	—	—	—	—	—
—	1	709	22,129	2	2
—	—	—	1,500	—	—
4	15	2	—	17	3
1	213	1	6,124	18	—
2	13	9	59	8	4
—	—	—	22	—	—
5	10	8	12	5	6
77,250	226,611	138,430	5,014,143	281,534	62,668

—	—	—	143	—	—
—	—	—	4,545	—	—
—	—	30	1,236	—	—
6	132	228	531	113	48

3	20	13	88	24	7
—	3	6	57	3	1
10	33	11	85	19	6
3	7	4	159	9	2
4	4	9	17	16	7
—	12	—	—	—	—
—	—	—	—	—	—
16	18	18	110	19	17
42	229	319	6,971	203	88
$77,208	$226,382	$138,111	$5,007,172	$281,331	$62,580

$71,628	$156,148	$158,033	$3,725,702	$154,420	$52,809
5,580	70,234	(19,922)	1,281,470	126,911	9,771
$77,208	$226,382	$138,111	$5,007,172	$281,331	$62,580

$77,208	$226,382	$138,111	$5,007,172	$281,331	$62,580

5,949	13,953	12,984	335,877	10,323	3,021

$12.98	$16.22	$10.64	$14.91	$27.25	$20.71
$10,041	$156,012	$114,808	$2,884,461	$160,726	$52,881
59,914	2,565	122	1,914	3,105	502
—	—	1,000	20,348	—	—
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  3 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
ASSETS:
Investments, at value	$1,897,423	$824,522	$91,167	$343,213
Investments in affiliates, at value	21,363	25,814	2,984	10,930
Cash	4,835	—	—	—
Cash held at broker for future contracts	—	—	—	—
Foreign currencies, at value	—	929	5	—
Dividend income receivable	2,083	1,756	318	353
Receivable for foreign tax reclaims	—	1,442	76	—
Receivable for securities sold	—	7,177	771	—
Receivable for variation margin on futures contracts	54	41	—	—
Receivable for fund shares sold	616	141	—	44
Receivable from investment adviser	24	19	4	5
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid and other assets	9	5	4	9
Total Assets	1,926,407	861,846	95,329	354,554
LIABILITIES:
Cash overdraft	—	—	—	7
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Payable for securities purchased	4,835	5,609	220	—
Payable for variation margin on futures contracts	3	63	—	65
Payable for fund shares redeemed	2,613	975	16	568
Payable to affiliates:
Management fees	33	157	16	26
Custody fees	16	14	1	4
Shareholder servicing fees	60	77	7	64
Transfer agent fees	61	29	3	11
Accrued Trustee fees and expenses	7	3	2	4
Accrued other liabilities	51	176	30	21
Total Liabilities	7,679	7,103	295	770
Net Assets	$1,918,728	$854,743	$95,034	$353,784
ANALYSIS OF NET ASSETS:
Capital stock	$1,310,641	$800,343	$95,272	$230,049
Distributable earnings (loss)	608,087	54,400	(238)	123,735
Net Assets	$1,918,728	$854,743	$95,034	$353,784
Net Assets:
Shares	$1,918,728	$854,743	$95,034	$—
Class K	—	—	—	159,816
Class I	—	—	—	193,968
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	98,724	68,177	9,308	—
Class K	—	—	—	6,856
Class I	—	—	—	8,327
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$19.44	$12.54	$10.21	$—
Class K	—	—	—	23.31
Class I	—	—	—	23.29
Investments, at cost	$1,346,381	$757,318	$85,201	$229,991
Investments in affiliates, at cost	21,363	25,814	2,984	10,974
Foreign currencies, at cost	—	925	5	—

(1)	Formerly known as the Global Sustainability Index Fund.
See Notes to the Financial Statements.
EQUITY FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund(1)

$1,104,877	$766,546	$14,382,899	$486,677	$1,819,622
23,033	14,658	145,398	5,176	36,754
—	—	—	—	—
—	—	—	—	4,329
—	—	—	—	3,152
1,163	1,265	8,304	260	2,924
3	—	144	6	2,435
—	—	—	79	—
—	15	757	29	194
361	1,617	3,314	235	2,871
21	41	173	7	3
—	—	—	—	46
21	18	36	7	13
1,129,479	784,160	14,541,025	492,476	1,872,343

5	—	32	2	191
—	—	—	—	62
2	—	—	—	—
123	65	—	—	206
2,368	886	3,562	44	5,094

20	68	112	35	65
20	14	86	6	15
31	326	188	10	107
36	25	460	15	60
7	11	29	1	3
37	27	290	27	51
2,649	1,422	4,759	140	5,854
$1,126,830	$782,738	$14,536,266	$492,336	$1,866,489

$836,510	$448,409	$4,083,837	$354,442	$1,202,648
290,320	334,329	10,452,429	137,894	663,841
$1,126,830	$782,738	$14,536,266	$492,336	$1,866,489

$1,126,830	$782,738	$14,536,266	$—	$—
—	—	—	441,622	973,823
—	—	—	50,714	892,666

89,406	64,003	255,592	—	—
—	—	—	22,058	44,554
—	—	—	2,538	40,864

$12.60	$12.23	$56.87	$—	$—
—	—	—	20.02	21.86
—	—	—	19.98	21.85
$754,996	$478,761	$3,959,296	$357,067	$1,133,833
23,080	14,658	135,926	5,176	35,660
—	—	—	—	3,137
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  5 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
INVESTMENT INCOME:
Dividend income	$3,480 (1)	$11,829 (1)	$45,740 (1)	$32,312 (1)
Non-cash dividend income	—	—	—	2,516
Dividend income from investments in affiliates	281	823	2,336	536
Interest income (Note 6)	7	782	153	77
Total Investment Income	3,768	13,434	48,229	35,441
EXPENSES:
Management fees	1,739	3,949	2,505	4,221
Custody fees	217	168	1,358	211
Transfer agent fees	62	185	689	406
Blue sky fees	22	24	27	22
Printing fees	17	19	52	41
Audit fees	22	22	27	31
Legal fees	14	13	21	21
Shareholder servicing fees (Shares)	31	36	130	113
Trustee fees and expenses	8	8	15	15
Interest expense	—	—	—	—
Other	4	84	5	22
Total Expenses	2,136	4,508	4,829	5,103
Less expenses reimbursed by investment adviser	(353)	(396)	(2,192)	(122)
Less custodian credits	(1)	(1)	(1)	—
Net Expenses	1,782	4,111	2,636	4,981
Net Investment Income	1,986	9,323	45,593	30,460
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	14,680 (2)	50,747 (2)	(53,141)(2)	(11,286)(2)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	236	(62)	1,593	793
Foreign currency transactions	(220)	(37)	(889)	(117)
Forward foreign currency exchange contracts	—	—	339	3
Net changes in unrealized appreciation (depreciation) on:
Investments	(8,908)(3)	(32,811)(3)	147,239 (3)	13,838 (3)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	(50)	(264)	(1,606)	(400)
Foreign currency translations	(44)	35	41	35
Forward foreign currency exchange contracts	—	—	(63)	(34)
Net Gains	5,694	17,608	93,513	2,832
Net Increase in Net Assets Resulting from Operations	$7,680	$26,931	$139,106	$33,292

(1)	Net of $438, $930, $5,666, $1,608, $8, $431 and $11,090, respectively, in foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $807, $32, $567 and $72, respectively.
(3)	Net change in unrealized of deferred foreign capital gains tax of $599, $(25), $(4,284) and $172, respectively.
See Notes to the Financial Statements.
EQUITY FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2025

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$450	$4,371 (1)	$4,633 (1)	$146,241 (1)	$4,252	$1,427
—	—	—	—	—	—
2,368	159	28	601	120	32
6	7	19	336	7	2
2,824	4,537	4,680	147,178	4,379	1,461

190	921	656	4,497	1,293	339
2	26	36	655	31	12
32	77	53	1,924	113	25
19	25	22	36	22	20
14	13	12	109	16	10
22	22	22	46	22	22
14	14	13	41	14	13
45	168	63	473	97	34
7	7	7	37	7	7
1	1	3	—	—	—
10	12	19	136	10	10
356	1,286	906	7,954	1,625	492
(137)	(314)	(200)	(2,778)	(292)	(129)
(1)	—	—	(2)	—	—
218	972	706	5,174	1,333	363
2,606	3,565	3,974	142,004	3,046	1,098

(367)	11,366	7,309	50,752	25,225	4,066
5,175	—	—	—	—	—
—	(57)	—	—	—	—
(43)	213	40	(280)	156	5
—	—	(3)	(66)	—	—
—	—	—	(119)	—	—

632	1,685	10	70,566	(5,253)	(2,200)
(3,236)	—	—	—	—	—
—	(105)	—	—	—	—
26	(85)	(144)	(3,037)	(42)	(5)
—	—	31	354	—	—
—	—	—	55	—	—
2,187	13,017	7,243	118,225	20,086	1,866
$4,793	$16,582	$11,217	$260,229	$23,132	$2,964
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  7 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$30,360 (2)	$33,811 (2)	$3,240 (2)	$5,352 (2)
Non-cash dividend income	—	—	—	—
Dividend income from investments in affiliates	1,073	1,347	208	688
Interest income (Note 6)	68	62	—	51
Total Investment Income	31,501	35,220	3,448	6,091
EXPENSES:
Management fees	1,884	8,608	1,037	1,853
Custody fees	172	142	31	51
Transfer agent fees	806	368	45	159
Registration fees	31	33	21	37
Printing fees	56	27	11	23
Professional fees	61	42	37	36
Shareholder servicing fees (Shares)	293	417	38	—
Shareholder servicing fees (Class I)	—	—	—	222
Trustee fees and expenses	22	8	7	7
Interest expense	—	1	5	—
Other	24	25	24	14
Total Expenses	3,349	9,671	1,256	2,402
Less expenses reimbursed by investment adviser	(1,209)	(452)	(176)	(233)
Less custodian credits	(1)	(8)	—	—
Net Expenses	2,139	9,211	1,080	2,169
Net Investment Income	29,362	26,009	2,368	3,922
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	140,445	27,444	4,371	70,899
Investments in affiliates	—	—	—	(50)
Futures contracts	(1,698)	(13)	—	1,211
Foreign currency transactions	—	62	(15)	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	(221,088)	26,300	(7,074)	(92,446)
Investments in affiliates	—	—	—	11
Futures contracts	(1,214)	(213)	—	(243)
Foreign currency translations	—	3	3	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains (Losses)	(83,555)	53,583	(2,715)	(20,618)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,193)	$79,592	$(347)	$(16,696)

(1)	Formerly known as the Global Sustainability Index Fund.
(2)	Net of $29, $1,651, $103, $9, $50, $41, $46, $10 and $1,762, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
EQUITY FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2025

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund(1)

$13,773 (2)	$15,368 (2)	$190,412 (2)	$6,774 (2)	$33,705 (2)
1,105	3,381	—	—	—
1,040	1,234	9,048	200	1,024
76	89	464	11	151
15,994	20,072	199,924	6,985	34,880

1,100	8,380	5,798	1,834	3,669
138	98	1,054	46	217
471	382	5,579	191	784
24	31	48	34	48
40	55	274	19	50
48	47	215	36	64
133	1,325	823	—	—
—	—	—	39	542
15	15	105	7	23
1	8	—	—	18
17	20	95	15	41
1,987	10,361	13,991	2,221	5,456
(758)	(1,453)	(6,491)	(235)	(46)
(1)	—	(1)	(1)	(2)
1,228	8,908	7,499	1,985	5,408
14,766	11,164	192,425	5,000	29,472

46,717	252,868	197,086	20,578	75,246
3	—	178	—	12
(4,181)	(730)	7,583	155	1,295
—	—	—	—	(171)
—	—	—	—	(163)

(104,141)	(287,176)	712,158	(1,988)	(34,829)
(88)	—	1,994	—	398
(1,074)	(555)	(2,896)	(98)	(927)
—	—	—	—	75
—	—	—	—	39
(62,764)	(35,593)	916,103	18,647	40,975
$(47,998)	$(24,429)	$1,108,528	$23,647	$70,447
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  9 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Active M Emerging Markets Equity Fund		Active M International Equity Fund		Emerging Markets Equity Index Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$1,986	$2,145	$9,323	$8,319	$45,593	$37,872
Net realized gains (losses)	14,696	1,316	50,648	35,765	(52,098)	8,825
Net change in unrealized appreciation (depreciation)	(9,002)	11,911	(33,040)	28,539	145,611	60,538
Net Increase (Decrease) in Net Assets Resulting from Operations	7,680	15,372	26,931	72,623	139,106	107,235
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(12,139)	(27,162)	14,286	(34,797)	142,200	51,387
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,139)	(27,162)	14,286	(34,797)	142,200	51,387
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(1,199)	(2,577)	(59,344)	(30,341)	(52,272)	(55,030)
Total Distributions to Shares Shareholders	(1,199)	(2,577)	(59,344)	(30,341)	(52,272)	(55,030)
Total Increase (Decrease) in Net Assets	(5,658)	(14,367)	(18,127)	7,485	229,034	103,592
NET ASSETS:
Beginning of year	158,940	173,307	486,663	479,178	1,618,793	1,515,201
End of year	$153,282	$158,940	$468,536	$486,663	$1,847,827	$1,618,793
See Notes to the Financial Statements.
EQUITY FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Global Real Estate Index Fund		Global Tactical Asset Allocation Fund		Income Equity Fund		International Equity Fund
2025	2024	2025	2024	2025	2024	2025	2024

$30,460	$30,524	$2,606	$3,593	$3,565	$3,169	$3,974	$3,914
(10,607)	(15,443)	4,765	(3,160)	11,522	5,613	7,346	2,154
13,439	65,683	(2,578)	9,024	1,495	26,857	(103)	12,733
33,292	80,764	4,793	9,457	16,582	35,639	11,217	18,801

125,930	(66,200)	(16,403)	(16,243)	52,023	5,851	(6,908)	4,435
125,930	(66,200)	(16,403)	(16,243)	52,023	5,851	(6,908)	4,435

(30,797)	(25,125)	(2,614)	(3,617)	(12,043)	(10,213)	(5,867)	(7,629)
(30,797)	(25,125)	(2,614)	(3,617)	(12,043)	(10,213)	(5,867)	(7,629)
128,425	(10,561)	(14,224)	(10,403)	56,562	31,277	(1,558)	15,607

988,349	998,910	91,432	101,835	169,820	138,543	139,669	124,062
$1,116,774	$988,349	$77,208	$91,432	$226,382	$169,820	$138,111	$139,669
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  11 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	International Equity Index Fund		Large Cap Core Fund		Large Cap Value Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$142,004	$134,217	$3,046	$3,229	$1,098	$1,184
Net realized gains (losses)	50,287	20,896	25,381	22,651	4,071	1,486
Net change in unrealized appreciation (depreciation)	67,938	485,921	(5,295)	45,120	(2,205)	8,928
Net Increase (Decrease) in Net Assets Resulting from Operations	260,229	641,034	23,132	71,000	2,964	11,598
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	23,887	(78,971)	(2,469)	(6,109)	(894)	(2,270)
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	23,887	(78,971)	(2,469)	(6,109)	(894)	(2,270)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(171,276)	(147,537)	(25,262)	(21,567)	(4,617)	(3,208)
Total Distributions to Shares Shareholders	(171,276)	(147,537)	(25,262)	(21,567)	(4,617)	(3,208)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	112,840	414,526	(4,599)	43,324	(2,547)	6,120
NET ASSETS:
Beginning of year	4,894,332	4,479,806	285,930	242,606	65,127	59,007
End of year	$5,007,172	$4,894,332	$281,331	$285,930	$62,580	$65,127
See Notes to the Financial Statements.
EQUITY FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Mid Cap Index Fund		Multi-Manager Global Listed Infrastructure Fund		Multi-Manager Global Real Estate Fund		Small Cap Core Fund
2025	2024	2025	2024	2025	2024	2025	2024

$29,362	$29,183	$26,009	$27,056	$2,368	$2,591	$3,922	$4,734
138,747	169,030	27,493	(22,728)	4,356	(3,498)	72,060	14,670
(222,302)	205,903	26,090	10,094	(7,071)	9,665	(92,678)	65,443
(54,193)	404,116	79,592	14,422	(347)	8,758	(16,696)	84,847

19,356	(119,177)	(160,188)	(4,123)	(28,234)	(1,118)	—	—
—	—	—	—	—	—	(68,595)	(5,606)
—	—	—	—	—	—	16,662	1,244
19,356	(119,177)	(160,188)	(4,123)	(28,234)	(1,118)	(51,933)	(4,362)

(186,532)	(144,393)	(33,377)	(29,059)	(2,738)	(2,460)	—	—
(186,532)	(144,393)	(33,377)	(29,059)	(2,738)	(2,460)	—	—

—	—	—	—	—	—	(27,569)	(16,654)
—	—	—	—	—	—	(27,569)	(16,654)

—	—	—	—	—	—	(34,616)	(13,625)
—	—	—	—	—	—	(34,616)	(13,625)
(221,369)	140,546	(113,973)	(18,760)	(31,319)	5,180	(130,814)	50,206

2,140,097	1,999,551	968,716	987,476	126,353	121,173	484,598	434,392
$1,918,728	$2,140,097	$854,743	$968,716	$95,034	$126,353	$353,784	$484,598
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  13 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Small Cap Index Fund		Small Cap Value Fund		Stock Index Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$14,766	$14,686	$11,164	$17,095	$192,425	$179,041
Net realized gains (losses)	42,539	11,239	252,138	277,250	204,847	379,364
Net change in unrealized appreciation (depreciation)	(105,303)	174,803	(287,731)	(51,175)	711,256	2,533,592
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,998)	200,728	(24,429)	243,170	1,108,528	3,091,997
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	72,629	(158,056)	51,967	(646,827)	526,653	55,774
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	72,629	(158,056)	51,967	(646,827)	526,653	55,774
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(81,260)	(22,290)	(349,822)	(108,991)	(389,612)	(586,855)
Total Distributions to Shares Shareholders	(81,260)	(22,290)	(349,822)	(108,991)	(389,612)	(586,855)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(56,629)	20,382	(322,284)	(512,648)	1,245,569	2,560,916
NET ASSETS:
Beginning of year	1,183,459	1,163,077	1,105,022	1,617,670	13,290,697	10,729,781
End of year	$1,126,830	$1,183,459	$782,738	$1,105,022	$14,536,266	$13,290,697

(1)	Formerly known as the Global Sustainability Index Fund.
See Notes to the Financial Statements.
EQUITY FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Quality ESG Fund		World Selection Index Fund(1)
2025	2024	2025	2024

$5,000	$5,034	$29,472	$29,660
20,733	14,932	76,219	11,021
(2,086)	78,890	(35,244)	416,537
23,647	98,856	70,447	457,218

—	—	—	—
(6,584)	(36,580)	142,748	(67,589)
27,432	4,434	(389,092)	258,671
20,848	(32,146)	(246,344)	191,082

—	—	—	—
—	—	—	—

(7,161)	(4,771)	(51,868)	(13,913)
(7,161)	(4,771)	(51,868)	(13,913)

(670)	(285)	(52,300)	(17,062)
(670)	(285)	(52,300)	(17,062)
36,664	61,654	(280,065)	617,325

455,672	394,018	2,146,554	1,529,229
$492,336	$455,672	$1,866,489	$2,146,554
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  15 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

Active M Emerging Markets Equity Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.57	$13.40	$15.38	$22.17	$14.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.20	0.22	0.24 (1)	0.15 (2)
Net realized and unrealized gains (losses)	0.45	1.22	(2.09)	(2.11)	8.93 (3)
Total from Investment Operations	0.64	1.42	(1.87)	(1.87)	9.08
LESS DISTRIBUTIONS PAID:
From net investment income(4)	(0.12)	(0.25)	(0.11)	(0.36)	(0.20)
From net realized gains	—	—	—	(4.56)	(1.32)
Total Distributions Paid	(0.12)	(0.25)	(0.11)	(4.92)	(1.52)
Net Asset Value, End of Year	$15.09	$14.57	$13.40	$15.38	$22.17
Total Return(5)	4.40%	10.74%	(12.09)%(6)	(9.64)%	62.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$153,282	$158,940	$173,307	$313,365	$438,809
Ratio to average net assets of:
Expenses, net of reimbursements and credits(7)	1.11%(8)	1.11%(8)	1.10%	1.10%	1.10%
Expenses, before reimbursements and credits	1.33%	1.41%	1.30%	1.26%	1.25%
Net investment income, net of reimbursements and credits(7)	1.23%(8)	1.45%(8)	1.45%	1.01%	0.72%
Net investment income, before reimbursements and credits	1.01%	1.15%	1.25%	0.85%	0.57%
Portfolio Turnover Rate	121.70%	97.82%	115.02%	99.51%	134.29%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(6)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $10,000, $10,000, less than $1,000 and approximately $10,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Active M International Equity Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.41	$11.34	$11.45	$12.81	$8.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.24	0.21	0.16 (1)	0.13 (2)
Net realized and unrealized gains (losses)	0.38	1.63	(0.16)	(0.21)	4.69 (3)
Total from Investment Operations	0.63	1.87	0.05	(0.05)	4.82
LESS DISTRIBUTIONS PAID:
From net investment income(4)	(0.29)	(0.37)	(0.16)	(0.20)	(0.10)
From net realized gains	(1.29)	(0.43)	—	(1.11)	—
Total Distributions Paid	(1.58)	(0.80)	(0.16)	(1.31)	(0.10)
Net Asset Value, End of Year	$11.46	$12.41	$11.34	$11.45	$12.81
Total Return(5)	6.13%	17.10%	0.55%	(1.04)%	59.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$468,536	$486,663	$479,178	$584,015	$683,128
Ratio to average net assets of:
Expenses, net of reimbursements and credits(6)	0.85%(7)	0.85%(7)	0.85%	0.84%	0.85%
Expenses, before reimbursements and credits	0.94%	0.93%	0.93%	0.90%	0.92%
Net investment income, net of reimbursements and credits(6)	1.94%(7)	1.81%(7)	1.66%	1.10%	0.93%
Net investment income, before reimbursements and credits	1.85%	1.73%	1.58%	1.04%	0.86%
Portfolio Turnover Rate	39.23%	37.54%	51.69%	41.19%	51.34%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $34,000, $23,000, less than $1,000 and approximately $17,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  17 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Emerging Markets Equity Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.97	$10.64	$12.15	$14.32	$9.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.30	0.34	0.29 (1)	0.20 (2)
Net realized and unrealized gains (losses)	0.61	0.44	(1.60)	(2.08)	5.20
Total from Investment Operations	0.91	0.74	(1.26)	(1.79)	5.40
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.33)	(0.41)	(0.25)	(0.38)	(0.33)
Total Distributions Paid	(0.33)	(0.41)	(0.25)	(0.38)	(0.33)
Net Asset Value, End of Year	$11.55	$10.97	$10.64	$12.15	$14.32
Total Return(4)	8.41%	7.17%	(10.30)%(5)	(12.69)%	58.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,847,827	$1,618,793	$1,515,201	$1,949,107	$2,412,779
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.15%(6)	0.14%(6)	0.22%(7)	0.30%(7)	0.30%(7)
Expenses, before reimbursements and credits	0.27%	0.29%	0.33%	0.34%	0.34%
Net investment income, net of reimbursements and credits	2.54%(6)	2.67%(6)	3.10%(7)	2.18%(7)	1.76%(7)
Net investment income, before reimbursements and credits	2.42%	2.52%	2.99%	2.14%	1.72%
Portfolio Turnover Rate	12.17%	44.18%	57.68%	20.35%	74.68%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $1,000 and $21,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Global Real Estate Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.51	$8.97	$11.62	$10.67	$8.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.28	0.26	0.24 (1)	0.04
Net realized and unrealized gains (losses)	0.12	0.50	(2.67)	1.03	2.64
Total from Investment Operations	0.41	0.78	(2.41)	1.27	2.68
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.28)	(0.24)	(0.15)	(0.32)	(0.23)
Return of capital	—	—	(0.09)	—	—
Total Distributions Paid	(0.28)	(0.24)	(0.24)	(0.32)	(0.23)
Net Asset Value, End of Year	$9.64	$9.51	$8.97	$11.62	$10.67
Total Return(3)	4.37%	8.85%	(20.74)%(4)	11.84%	33.25%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,116,774	$988,349	$998,910	$1,492,882	$1,432,173
Ratio to average net assets of:
Expenses, net of reimbursements and credits(6)	0.47%(7)	0.47%(7)	0.47%	0.48%	0.48%
Expenses, before reimbursements and credits	0.48%	0.48%	0.49%	0.48%	0.48%
Net investment income, net of reimbursements and credits(6)	2.89%(7)	3.18%(7)	2.96%	2.23%	2.55%
Net investment income, before reimbursements and credits	2.88%	3.17%	2.94%	2.23%	2.55%
Portfolio Turnover Rate	8.98%	5.96%	7.48%	5.75%	7.27%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $26,000, $30,000, $18,000, $1,000 and $8,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  19 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Global Tactical Asset Allocation Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.64	$11.92	$13.68	$13.74	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	0.44	0.38	0.33 (1)	0.31
Net realized and unrealized gains (losses)	0.34	0.72	(1.26)	0.22	3.18
Total from Investment Operations	0.76	1.16	(0.88)	0.55	3.49
LESS DISTRIBUTIONS PAID:
From net investment income	(0.42)	(0.44)	(0.37)	(0.31)	(0.32)
From net realized gains	—	—	(0.51)	(0.30)	(0.54)
Total Distributions Paid	(0.42)	(0.44)	(0.88)	(0.61)	(0.86)
Net Asset Value, End of Year	$12.98	$12.64	$11.92	$13.68	$13.74
Total Return(2)	6.04%	9.95%	(6.27)%	3.92%	31.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$77,208	$91,432	$101,835	$128,119	$120,727
Ratio to average net assets of:
Expenses, net of reimbursements and credits(3)	0.26%(4)(5)	0.27%(4)(5)	0.26%(5)	0.26%	0.26%(5)
Expenses, before reimbursements and credits(3)	0.43%	0.40%	0.39%	0.39%	0.40%
Net investment income, net of reimbursements and credits	3.16%(4)(5)	3.58%(4)(5)	3.01%(5)	2.45%	2.32%(5)
Net investment income, before reimbursements and credits	2.99%	3.45%	2.88%	2.32%	2.18%
Portfolio Turnover Rate	94.22%	38.30%	34.86%	60.88%	50.89%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $1,000, less than $1,000 and approximately $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Income Equity Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.67	$13.26	$15.07	$14.81	$10.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.30	0.28	0.19	0.20
Net realized and unrealized gains (losses)	1.26	3.10	(1.33)	2.24	5.28
Total from Investment Operations	1.55	3.40	(1.05)	2.43	5.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.29)	(0.31)	(0.28)	(0.18)	(0.25)
From net realized gains	(0.71)	(0.68)	(0.48)	(1.99)	(0.84)
Total Distributions Paid	(1.00)	(0.99)	(0.76)	(2.17)	(1.09)
Net Asset Value, End of Year	$16.22	$15.67	$13.26	$15.07	$14.81
Total Return(1)	9.82%	26.54%	(6.78)%	16.31%	53.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$226,382	$169,820	$138,543	$164,466	$149,908
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.49%(3)	0.49%(3)	0.66%	1.01%	1.01%
Expenses, before reimbursements and credits	0.64%	0.63%	0.80%	1.16%	1.18%
Net investment income, net of reimbursements and credits(2)	1.78%(3)	2.14%(3)	2.10%	1.18%	1.51%
Net investment income, before reimbursements and credits	1.63%	2.00%	1.96%	1.03%	1.34%
Portfolio Turnover Rate	21.52%	25.40%	34.87%	30.55%	27.94%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $3,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  21 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

International Equity Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.24	$9.42	$9.70	$9.68	$7.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.29	0.29	0.25 (1)	0.45
Net realized and unrealized gains (losses)	0.54	1.10	(0.31)	0.10	2.63
Total from Investment Operations	0.84	1.39	(0.02)	0.35	3.08
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.44)	(0.57)	(0.26)	(0.33)	(0.54)
Total Distributions Paid	(0.44)	(0.57)	(0.26)	(0.33)	(0.54)
Net Asset Value, End of Year	$10.64	$10.24	$9.42	$9.70	$9.68
Total Return(3)	8.62%	15.07%	(0.02)%	3.49%	43.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$138,111	$139,669	$124,062	$124,543	$106,032
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.51%(4)(5)	0.51%(4)(5)	0.51%(5)	0.51%	0.52%(5)
Expenses, before reimbursements and credits	0.65%	0.65%	0.65%	0.65%	0.75%
Net investment income, net of reimbursements and credits	2.85%(4)(5)	3.01%(4)(5)	3.28%(5)	2.91%	2.73%(5)
Net investment income, before reimbursements and credits	2.71%	2.87%	3.14%	2.77%	2.50%
Portfolio Turnover Rate	49.68%	47.19%	46.55%	41.96%	63.81%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

International Equity Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.65	$13.13	$13.50	$13.92	$9.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	0.43	0.40	0.37 (1)	0.28
Net realized and unrealized gains (losses)	0.35	1.56	(0.44)	(0.33)	4.08
Total from Investment Operations	0.77	1.99	(0.04)	0.04	4.36
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.51)	(0.47)	(0.33)	(0.46)	(0.28)
Total Distributions Paid	(0.51)	(0.47)	(0.33)	(0.46)	(0.28)
Net Asset Value, End of Year	$14.91	$14.65	$13.13	$13.50	$13.92
Total Return(3)	5.55%	15.38%	(0.11)%	0.13%	44.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$5,007,172	$4,894,332	$4,479,806	$4,851,381	$5,379,675
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(4)	0.10%(4)	0.17%(5)	0.24%	0.24%(5)
Expenses, before reimbursements and credits	0.16%	0.16%	0.20%	0.24%	0.24%
Net investment income, net of reimbursements and credits	2.85%(4)	3.06%(4)	3.20%(5)	2.61%	2.26%(5)
Net investment income, before reimbursements and credits	2.79%	3.00%	3.17%	2.61%	2.26%
Portfolio Turnover Rate	19.42%	21.42%	20.88%	20.76%	21.26%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000 and $12,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  23 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Large Cap Core Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$27.48	$22.78	$25.71	$25.24	$16.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.32	0.31	0.30	0.31
Net realized and unrealized gains (losses)	2.03	6.56	(2.16)	4.09	8.79
Total from Investment Operations	2.33	6.88	(1.85)	4.39	9.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.31)	(0.31)	(0.30)	(0.32)
From net realized gains	(2.25)	(1.87)	(0.77)	(3.62)	—
Total Distributions Paid	(2.56)	(2.18)	(1.08)	(3.92)	(0.32)
Net Asset Value, End of Year	$27.25	$27.48	$22.78	$25.71	$25.24
Total Return(1)	8.21%	31.46%	(7.00)%	17.18%	55.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$281,331	$285,930	$242,606	$289,337	$270,545
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.45%(3)	0.45%(3)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.55%	0.55%	0.56%	0.55%	0.57%
Net investment income, net of reimbursements and credits(2)	1.04%(3)	1.27%(3)	1.35%	1.10%	1.47%
Net investment income, before reimbursements and credits	0.94%	1.17%	1.24%	1.00%	1.35%
Portfolio Turnover Rate	35.20%	44.46%	38.46%	44.93%	38.54%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $3,000, $3,000, less than $1,000 and approximately $2,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Large Cap Value Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$21.33	$18.61	$21.27	$20.39	$12.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.42	0.39	0.35	0.38
Net realized and unrealized gains (losses)	0.59	3.38	(1.49)	2.28	7.42
Total from Investment Operations	0.97	3.80	(1.10)	2.63	7.80
LESS DISTRIBUTIONS PAID:
From net investment income	(0.39)	(0.65)	(0.24)	(0.43)	(0.26)
From net realized gains	(1.20)	(0.43)	(1.32)	(1.32)	—
Total Distributions Paid	(1.59)	(1.08)	(1.56)	(1.75)	(0.26)
Net Asset Value, End of Year	$20.71	$21.33	$18.61	$21.27	$20.39
Total Return(1)	4.75%	21.04%	(5.18)%	13.00%	61.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$62,580	$65,127	$59,007	$67,714	$63,821
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.57%(2)(3)	0.57%(2)(3)	0.56%(3)	0.57%	0.57%(3)
Expenses, before reimbursements and credits	0.77%	0.76%	0.75%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.71%(2)(3)	1.99%(2)(3)	1.99%(3)	1.55%	2.05%(3)
Net investment income, before reimbursements and credits	1.51%	1.80%	1.80%	1.32%	1.73%
Portfolio Turnover Rate	60.87%	38.42%	78.33%	75.05%	74.86%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $1,000, less than $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  25 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Mid Cap Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$21.94	$19.23	$22.41	$23.76	$13.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.33	0.32	0.28	0.26
Net realized and unrealized gains (losses)	(0.80)	3.98	(1.57)	0.80	10.91
Total from Investment Operations	(0.49)	4.31	(1.25)	1.08	11.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.34)	(0.30)	(0.25)	(0.26)
From net realized gains	(1.69)	(1.26)	(1.63)	(2.18)	(0.74)
Total Distributions Paid	(2.01)	(1.60)	(1.93)	(2.43)	(1.00)
Net Asset Value, End of Year	$19.44	$21.94	$19.23	$22.41	$23.76
Total Return(1)	(2.78)%	23.25%	(5.28)%	4.44%	83.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,918,728	$2,140,097	$1,999,551	$2,439,401	$2,523,727
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(2)	0.10%(2)	0.12%(3)	0.15%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.16%	0.16%	0.18%	0.19%	0.19%
Net investment income, net of reimbursements and credits	1.40%(2)	1.54%(2)	1.48%(3)	1.13%(3)	1.25%(3)
Net investment income, before reimbursements and credits	1.34%	1.48%	1.42%	1.09%	1.21%
Portfolio Turnover Rate	16.94%	21.60%	13.39%	15.17%	18.73%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $2,000 and $17,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Multi-Manager Global Listed Infrastructure Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.87	$11.96	$13.02	$12.92	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.32	0.26	0.32 (1)	0.21
Net realized and unrealized gains (losses)	0.71	(0.07)	(0.85)	1.10	2.47 (2)
Total from Investment Operations	1.10	0.25	(0.59)	1.42	2.68
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.33)	(0.34)	(0.33)	(0.28)	(0.20)
From net realized gains	(0.10)	—	(0.14)	(1.04)	(0.04)
Total Distributions Paid	(0.43)	(0.34)	(0.47)	(1.32)	(0.24)
Net Asset Value, End of Year	$12.54	$11.87	$11.96	$13.02	$12.92
Total Return(4)	9.47%	2.17%	(4.43)%	11.46%	25.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$854,743	$968,716	$987,476	$1,103,323	$1,167,594
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	0.96%(6)	0.96%(6)	0.96%	0.97%	0.96%
Expenses, before reimbursements and credits	1.01%	1.01%	0.99%	0.97%	0.96%
Net investment income, net of reimbursements and credits(5)	2.72%(6)	2.72%(6)	2.27%	2.38%	1.78%
Net investment income, before reimbursements and credits	2.67%	2.67%	2.24%	2.38%	1.78%
Portfolio Turnover Rate	70.72%	48.35%	57.83%	62.31%	60.11%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $65,000, $72,000, $57,000, $1,000 and $41,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  27 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager Global Real Estate Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.55	$10.02	$12.72	$11.37	$8.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.22	0.24	0.15 (1)	0.21
Net realized and unrealized gains (losses)	(0.32)	0.52	(2.74)	1.56	2.68 (2)
Total from Investment Operations	(0.09)	0.74	(2.50)	1.71	2.89
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.25)	(0.21)	(0.20)	(0.20)	(0.19)
From net realized gains	—	—	—	(0.16)	—
Total Distributions Paid	(0.25)	(0.21)	(0.20)	(0.36)	(0.19)
Net Asset Value, End of Year	$10.21	$10.55	$10.02	$12.72	$11.37
Total Return(4)	(0.94)%	7.47%	(19.64)%	15.03%(5)	33.59%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$95,034	$126,353	$121,173	$204,893	$181,192
Ratio to average net assets of:
Expenses, net of reimbursements and credits(7)	0.93%(8)	0.92%(8)	0.92%	0.91%	0.92%
Expenses, before reimbursements and credits	1.08%	1.08%	1.06%	1.00%	1.04%
Net investment income, net of reimbursements and credits(7)	2.03%(8)	2.17%(8)	2.06%	1.20%	1.73%
Net investment income, before reimbursements and credits	1.88%	2.01%	1.92%	1.11%	1.61%
Portfolio Turnover Rate	57.69%	56.04%	59.41%	42.01%	81.36%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.
(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $9,000, $7,000, less than $1,000 and approximately $6,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Small Cap Core Fund	Class K
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(1)
Net Asset Value, Beginning of Period	$28.67	$25.40	$27.82	$32.58	$23.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.31	0.28	0.24	0.13
Net realized and unrealized gains (losses)	(1.00)	4.84	(2.53)	(0.33)	10.42
Total from Investment Operations	(0.80)	5.15	(2.25)	(0.09)	10.55
LESS DISTRIBUTIONS PAID:
From net investment income	(0.37)	(0.56)	(0.09)	(0.17)	(0.21)
From net realized gains	(4.19)	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	(4.56)	(1.88)	(0.17)	(4.67)	(1.43)
Net Asset Value, End of Period	$23.31	$28.67	$25.40	$27.82	$32.58
Total Return(2)	(4.00)%	20.74%	(8.08)%	(0.54)%	45.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$159,816	$264,729	$240,538	$279,376	$287,618
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.47%(5)	0.49%(5)	0.49%	0.49%	0.49%
Expenses, before reimbursements and credits	0.53%	0.54%	0.54%	0.54%	0.57%
Net investment income, net of reimbursements and credits(4)	0.99%(5)	1.12%(5)	1.13%	0.70%	0.67%(6)
Net investment income, before reimbursements and credits	0.93%	1.07%	1.08%	0.65%	0.59%(6)
Portfolio Turnover Rate	17.68%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $12,000, $12,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  29 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued
Small Cap Core Fund	Class I
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(1)
Net Asset Value, Beginning of Period	$28.62	$25.37	$27.77	$32.56	$23.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.29	0.30	0.17	0.12
Net realized and unrealized gains (losses)	(1.07)	4.83	(2.56)	(0.30)	10.41
Total from Investment Operations	(0.84)	5.12	(2.26)	(0.13)	10.53
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)	(0.55)	(0.06)	(0.16)	(0.21)
From net realized gains	(4.19)	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	(4.49)	(1.87)	(0.14)	(4.66)	(1.43)
Net Asset Value, End of Period	$23.29	$28.62	$25.37	$27.77	$32.56
Total Return(2)	(4.12)%	20.62%	(8.18)%	(0.63)%	45.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$193,968	$219,869	$193,854	$226,545	$254,387
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.57%(5)	0.59%(5)	0.59%	0.59%	0.59%
Expenses, before reimbursements and credits	0.63%	0.64%	0.64%	0.64%	0.67%
Net investment income, net of reimbursements and credits(4)	0.91%(5)	1.02%(5)	1.03%	0.59%	0.57%(6)
Net investment income, before reimbursements and credits	0.85%	0.97%	0.98%	0.54%	0.49%(6)
Portfolio Turnover Rate	17.68%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $10,000, $10,000, $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
EQUITY FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Small Cap Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.02	$11.96	$14.40	$17.24	$9.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.18	0.18	0.15	0.12
Net realized and unrealized gains (losses)	(0.65)	2.15	(1.88)	(1.10)	8.48
Total from Investment Operations	(0.48)	2.33	(1.70)	(0.95)	8.60
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.21)	(0.14)	(0.13)	(0.15)
From net realized gains	(0.72)	(0.06)	(0.60)	(1.76)	(0.39)
Total Distributions Paid	(0.94)	(0.27)	(0.74)	(1.89)	(0.54)
Net Asset Value, End of Year	$12.60	$14.02	$11.96	$14.40	$17.24
Total Return(1)	(4.06)%	19.59%	(11.68)%	(5.88)%	94.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,126,830	$1,183,459	$1,163,077	$1,535,414	$1,606,895
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(2)	0.10%(2)	0.12%(3)	0.15%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.16%	0.16%	0.18%	0.19%	0.19%
Net investment income, net of reimbursements and credits	1.21%(2)	1.34%(2)	1.38%(3)	0.88%(3)	0.93%(3)
Net investment income, before reimbursements and credits	1.15%	1.28%	1.32%	0.84%	0.89%
Portfolio Turnover Rate	20.51%	11.87%	13.66%	25.57%	20.62%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $1,000 and $14,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  31 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Small Cap Value Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$20.09	$18.10	$20.71	$23.46	$13.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.22	0.22	0.18	0.20
Net realized and unrealized gains (losses)	(0.59)	3.13	(1.78)	0.56	10.15
Total from Investment Operations	(0.37)	3.35	(1.56)	0.74	10.35
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.30)	(0.16)	(0.19)	(0.22)
From net realized gains	(7.31)	(1.06)	(0.89)	(3.30)	(0.16)
Total Distributions Paid	(7.49)	(1.36)	(1.05)	(3.49)	(0.38)
Net Asset Value, End of Year	$12.23	$20.09	$18.10	$20.71	$23.46
Total Return(1)	(3.98)%	18.78%	(7.50)%	3.29%	77.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$782,738	$1,105,022	$1,617,670	$2,293,215	$2,974,261
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.90%(3)	1.00%(3)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.04%	1.15%	1.13%	1.15%	1.13%
Net investment income, net of reimbursements and credits(2)	1.12%(3)	1.14%(3)	1.08%	0.69%	1.05%
Net investment income, before reimbursements and credits	0.98%	0.99%	0.95%	0.54%	0.92%
Portfolio Turnover Rate	26.80%	18.61%	13.25%	20.41%	27.79%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $58,000, $85,000, $63,000, $3,000 and $59,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Stock Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$53.98	$43.69	$49.65	$44.44	$29.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.77	0.75	0.71	0.62	0.61
Net realized and unrealized gains (losses)	3.68	11.99	(4.72)	6.29	15.87
Total from Investment Operations	4.45	12.74	(4.01)	6.91	16.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.77)	(0.75)	(0.71)	(0.62)	(0.61)
From net realized gains	(0.79)	(1.70)	(1.24)	(1.08)	(1.04)
Total Distributions Paid	(1.56)	(2.45)	(1.95)	(1.70)	(1.65)
Net Asset Value, End of Year	$56.87	$53.98	$43.69	$49.65	$44.44
Total Return(1)	8.16%	29.82%	(7.82)%	15.51%(2)	56.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$14,536,266	$13,290,697	$10,729,781	$12,467,719	$11,225,431
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.05%(3)	0.05%(3)	0.07%(4)	0.10%(4)	0.10%(4)
Expenses, before reimbursements and credits	0.10%	0.09%	0.11%	0.13%	0.13%
Net investment income, net of reimbursements and credits	1.33%(3)	1.55%(3)	1.62%(4)	1.26%(4)	1.54%(4)
Net investment income, before reimbursements and credits	1.28%	1.51%	1.58%	1.23%	1.51%
Portfolio Turnover Rate	3.43%	2.74%	2.96%	3.11%	4.66%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $39,000, $7,000 and $85,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  33 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Quality ESG Fund	Class K
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(1)
Net Asset Value, Beginning of Period	$19.35	$15.30	$17.26	$16.12	$13.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.22	0.22	0.16	0.10
Net realized and unrealized gains (losses)	0.79	4.05	(1.58)	2.09	3.21
Total from Investment Operations	1.00	4.27	(1.36)	2.25	3.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.22)	(0.22)	(0.16)	(0.11)
From net realized gains	(0.11)	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.33)	(0.22)	(0.60)	(1.11)	(0.19)
Net Asset Value, End of Period	$20.02	$19.35	$15.30	$17.26	$16.12
Total Return(2)	5.07%	28.06%	(7.70)%	13.71%	25.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$441,622	$427,431	$375,837	$482,259	$298,204
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.39%(5)	0.39%(5)	0.39%	0.39%	0.39%
Expenses, before reimbursements and credits	0.44%	0.44%	0.44%	0.44%	0.51%
Net investment income, net of reimbursements and credits(4)	1.02%(5)	1.27%(5)	1.37%	0.95%	1.06%(6)
Net investment income, before reimbursements and credits	0.97%	1.22%	1.32%	0.90%	0.94%(6)
Portfolio Turnover Rate	36.27%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $6,000, $7,000, $3,000 and $3,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
U.S. Quality ESG Fund	Class I
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(1)
Net Asset Value, Beginning of Period	$19.33	$15.28	$17.25	$16.12	$13.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.21	0.18	0.15	0.08
Net realized and unrealized gains (losses)	0.75	4.04	(1.56)	2.09	2.56
Total from Investment Operations	0.96	4.25	(1.38)	2.24	2.64
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.20)	(0.21)	(0.16)	(0.10)
From net realized gains	(0.11)	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.31)	(0.20)	(0.59)	(1.11)	(0.18)
Net Asset Value, End of Period	$19.98	$19.33	$15.28	$17.25	$16.12
Total Return(2)	4.91%	28.01%	(7.79)%	13.62%	19.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$50,714	$28,241	$18,181	$2,186	$83
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.49%(4)(5)	0.49%(4)(5)	0.49%(5)	0.49%	0.49%
Expenses, before reimbursements and credits	0.54%	0.54%	0.55%	0.53%	0.61%
Net investment income, net of reimbursements and credits	0.91%(4)(5)	1.17%(4)(5)	1.27%(5)	1.02%	0.91%(6)
Net investment income, before reimbursements and credits	0.86%	1.12%	1.21%	0.98%	0.79%(6)
Portfolio Turnover Rate	36.27%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from August 21, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, less than $1,000 and $1,000 which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	As the Fund commenced operation of Class I shares on August 21, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  35 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

World Selection Index Fund(1)	Class K
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(2)
Net Asset Value, Beginning of Period	$22.43	$17.92	$19.57	$18.67	$15.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.35	0.31	0.31	0.30 (3)	0.19
Net realized and unrealized gains (losses)	0.36	4.53	(1.64)	1.70	3.27
Total from Investment Operations	0.71	4.84	(1.33)	2.00	3.46
LESS DISTRIBUTIONS PAID:
From net investment income(4)	(0.39)	(0.33)	(0.26)	(0.28)	(0.29)
From net realized gains	(0.89)	—	(0.06)	(0.82)	(— )(5)
Total Distributions Paid	(1.28)	(0.33)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$21.86	$22.43	$17.92	$19.57	$18.67
Total Return(6)	2.92%	27.20%	(6.67)%	10.48%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$973,823	$857,489	$736,028	$740,470	$513,860
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.24%(9)	0.24%(9)	0.24%	0.24%	0.25%
Expenses, before reimbursements and credits	0.24%	0.24%	0.24%	0.24%	0.27%
Net investment income, net of reimbursements and credits(8)	1.46%(9)	1.67%(9)	1.86%	1.49%	1.62%(10)
Net investment income, before reimbursements and credits	1.46%	1.67%	1.86%	1.49%	1.60%(10)
Portfolio Turnover Rate	13.38%	15.57%	19.49%	8.31%	29.04%

(1)	Formerly known as the Global Sustainability Index Fund.
(2)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(3)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)	Per share amounts were less than $0.01 per share.
(6)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $21,000, $28,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31,
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(10)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
World Selection Index Fund(1)	Class I
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	YEAR ENDED March 31, 2023	YEAR ENDED March 31, 2022	PERIOD ENDED March 31, 2021(2)
Net Asset Value, Beginning of Period	$22.41	$17.91	$19.56	$18.66	$15.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.44	0.24	0.29	0.23 (3)	0.19
Net realized and unrealized gains (losses)	0.26	4.58	(1.62)	1.77	3.26
Total from Investment Operations	0.70	4.82	(1.33)	2.00	3.45
LESS DISTRIBUTIONS PAID:
From net investment income(4)	(0.37)	(0.32)	(0.26)	(0.28)	(0.29)
From net realized gains	(0.89)	—	(0.06)	(0.82)	(— )(5)
Total Distributions Paid	(1.26)	(0.32)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$21.85	$22.41	$17.91	$19.56	$18.66
Total Return(6)	2.91%	27.11%	(6.72)%	10.47%	22.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$892,666	$1,289,065	$793,201	$732,245	$474,771
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.29%(9)	0.29%(9)	0.29%	0.29%	0.30%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.29%	0.31%
Net investment income, net of reimbursements and credits(8)	1.43%(9)	1.62%(9)	1.83%	1.48%	1.57%(10)
Net investment income, before reimbursements and credits	1.43%	1.62%	1.83%	1.48%	1.56%(10)
Portfolio Turnover Rate	13.38%	15.57%	19.49%	8.31%	29.04%

(1)	Formerly known as the Global Sustainability Index Fund.
(2)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(3)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)	Per share amounts were less than $0.01 per share.
(6)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $25,000, $34,000, $12,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020 (commencement of class operations) to March 31,
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(10)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  37 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)
Argentina – 0.4%
Banco Macro S.A. ADR*	992	$75
Grupo Financiero Galicia S.A. ADR*	8,928	486
Vista Energy S.A.B. de C.V. ADR*	351	16
YPF S.A. ADR*	1,360	48
		625
Austria – 0.4%
Erste Group Bank A.G.	8,168	567
Brazil – 5.0%
Ambev S.A. ADR	685,301	1,597
Azzas 2154 S.A.	106,488	455
Embraer S.A.*	122,400	1,412
Embraer S.A. ADR*	2,850	132
Localiza Rent a Car S.A.*	113,800	670
MercadoLibre, Inc.*	158	308
Petroleo Brasileiro S.A. ADR	70,100	1,005
TOTVS S.A.*	150,000	882
Vale S.A. ADR	88,300	881
WEG S.A.	35,600	283
		7,625
Chile – 0.5%
Antofagasta PLC	38,700	845
China – 23.2%
Alibaba Group Holding Ltd.	150,900	2,502
Alibaba Group Holding Ltd. ADR	14,000	1,851
Bosideng International Holdings Ltd.	538,000	277
BYD Co. Ltd., Class H	18,640	942
China Construction Bank Corp., Class H	2,497,000	2,215
China Life Insurance Co. Ltd., Class H	831,000	1,611
China Merchants Bank Co. Ltd., Class H	33,500	197
Eastroc Beverage Group Co. Ltd., Class A	15,800	543
Full Truck Alliance Co. Ltd. ADR	72,800	930
Gambol Pet Group Co. Ltd., Class A	32,200	394
Giant Biogene Holding Co. Ltd.	92,600	843
Haier Smart Home Co. Ltd., Class A	415,353	1,567
Hansoh Pharmaceutical Group Co. Ltd.	330,000	1,039
Henan Pinggao Electric Co. Ltd., Class A	190,500	458
JD.com, Inc. ADR	8,220	338
KE Holdings, Inc. ADR	9,850	198
Laopu Gold Co. Ltd., Class H*	3,310	310
Meituan, Class B*	98,220	1,986
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)continued
China – 23.2%continued
PDD Holdings, Inc. ADR*	12,800	$1,515
PICC Property & Casualty Co. Ltd., Class H	374,000	693
Pop Mart International Group Ltd.	62,800	1,269
Shangri-La Asia Ltd.	554,000	322
Shenzhen Envicool Technology Co. Ltd., Class A	16,800	91
TAL Education Group ADR*	49,600	655
Tencent Holdings Ltd.	137,200	8,744
Topsports International Holdings Ltd.	662,956	292
Trip.com Group Ltd. ADR	13,720	872
Want Want China Holdings Ltd.	1,072,740	677
WuXi AppTec Co. Ltd., Class H	93,100	835
Xiaomi Corp., Class B*	219,400	1,393
		35,559
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	662,469	1,080
France – 0.0%
LVMH Moet Hennessy Louis Vuitton S.E.	81	51
Greece – 2.0%
Eurobank Ergasias Services and Holdings S.A.	620,900	1,672
National Bank of Greece S.A.	56,641	584
OPAP S.A.	26,032	518
Piraeus Financial Holdings S.A.	57,671	317
		3,091
Hong Kong – 0.1%
AIA Group Ltd.	28,400	215
Hungary – 1.0%
OTP Bank Nyrt.	21,407	1,443
Richter Gedeon Nyrt.	1,900	52
		1,495
India – 13.2%
ABB India Ltd.	778	50
Bajaj Finance Ltd.	10,043	1,048
Bharat Electronics Ltd.	198,831	695
Bharti Airtel Ltd.	20,689	419
Central Depository Services India Ltd.	3,144	44
Cipla Ltd.	2,832	48
Dixon Technologies India Ltd.	1,706	261
DLF Ltd.	66,656	528
GE Vernova T&D India Ltd.	2,177	39
See Notes to the Financial Statements.
EQUITY FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)continued
India – 13.2%continued
HDFC Bank Ltd.	175,533	$3,739
Hero MotoCorp Ltd.	45,601	1,984
ICICI Bank Ltd.	140,223	2,209
Indian Hotels (The) Co. Ltd.	98,992	910
JK Cement Ltd.	11,400	656
Kfin Technologies Ltd.	2,644	32
Larsen & Toubro Ltd.	18,300	744
Macrotech Developers Ltd.	19,454	271
Mahindra & Mahindra Ltd.	20,668	643
MakeMyTrip Ltd.*	7,332	718
Max Healthcare Institute Ltd.	50,796	653
PB Fintech Ltd.*	5,741	106
Power Finance Corp. Ltd.	20,918	101
Reliance Industries Ltd.	7,739	115
Siemens Ltd.	671	41
Sun Pharmaceutical Industries Ltd.	2,736	55
Tata Consultancy Services Ltd.	85,179	3,580
TVS Motor Co. Ltd.	6,235	176
Varun Beverages Ltd.	58,459	369
		20,234
Indonesia – 1.4%
Astra International Tbk PT	3,966,554	1,175
Bank Central Asia Tbk PT	307,800	157
Telkom Indonesia Persero Tbk PT	5,092,200	743
		2,075
Italy – 0.6%
Coca-Cola HBC A.G. - CDI*	12,399	561
Ferrari N.V.	291	124
PRADA S.p.A.	23,300	165
		850
Malaysia – 0.1%
Public Bank Bhd.	184,700	184
Mexico – 4.8%
America Movil S.A.B. de C.V. ADR	77,870	1,107
BBB Foods, Inc., Class A*	1,631	44
Cemex S.A.B. de C.V. ADR	85,200	478
Fomento Economico Mexicano S.A.B. de C.V. ADR	9,200	898
Grupo Financiero Banorte S.A.B. de C.V., Class O	138,122	959
Southern Copper Corp.	945	88
Wal-Mart de Mexico S.A.B. de C.V.	1,359,275	3,757
		7,331
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)continued
Peru – 2.9%
Cia de Minas Buenaventura S.A.A. ADR	72,283	$1,130
Credicorp Ltd.	17,691	3,293
		4,423
Philippines – 0.3%
BDO Unibank, Inc.	97,100	260
International Container Terminal Services, Inc.	34,580	215
		475
Poland – 1.1%
Dino Polska S.A.*	1,198	140
Powszechna Kasa Oszczednosci Bank Polski S.A.	82,957	1,621
		1,761
Saudi Arabia – 1.1%
Al Rajhi Bank	28,141	765
Dr. Sulaiman Al Habib Medical Services Group Co.	3,837	285
Elm Co.	1,337	345
Etihad Etisalat Co.	9,472	154
Riyadh Cables Group Co.	3,668	124
		1,673
Singapore – 0.7%
DBS Group Holdings Ltd.	4,400	151
Grab Holdings Ltd., Class A*	26,700	121
Sea Ltd. ADR*	5,845	763
		1,035
South Africa – 5.8%
Anglo American Platinum Ltd.	61,506	2,470
Bid Corp. Ltd.	45,912	1,101
Bidvest Group Ltd.	129,403	1,668
Clicks Group Ltd.	7,802	145
FirstRand Ltd.	132,800	521
Impala Platinum Holdings Ltd.*	10,680	74
MTN Group Ltd.	124,700	840
Standard Bank Group Ltd.	98,298	1,286
Truworths International Ltd.	184,742	727
		8,832
South Korea – 9.2%
Amorepacific Corp.	8,346	580
Hanwha Aerospace Co. Ltd.	1,593	678
HD Hyundai Electric Co. Ltd.	428	86
HD Hyundai Heavy Industries Co. Ltd.*	1,359	260
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  39 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)continued
South Korea – 9.2%continued
HD Hyundai Marine Solution Co. Ltd.	1,250	$114
Hyundai Mobis Co. Ltd.	4,140	736
Hyundai Motor Co.	16,074	2,169
Hyundai Rotem Co. Ltd.	18,381	1,323
KB Financial Group, Inc.	808	43
KT Corp.	854	29
NAVER Corp.	1,784	233
NCSoft Corp.	6,806	695
Samsung Biologics Co. Ltd.*	1,115	770
Samsung Electronics Co. Ltd.	145,343	5,756
Samyang Foods Co. Ltd.	97	57
SK Hynix, Inc.	4,809	638
		14,167
Switzerland – 0.0%
Cie Financiere Richemont S.A., Class A (Registered)	407	71
Taiwan – 10.1%
Accton Technology Corp.	15,700	278
E Ink Holdings, Inc.	6,500	52
Eclat Textile Co. Ltd.	65,000	867
Fubon Financial Holding Co. Ltd.	205,500	530
Globalwafers Co. Ltd.	43,000	417
Hiwin Technologies Corp.	87,000	639
Hon Hai Precision Industry Co. Ltd.	505,996	2,261
MediaTek, Inc.	29,100	1,227
Taiwan Semiconductor Manufacturing Co. Ltd.	315,100	8,784
Yageo Corp.	31,000	454
		15,509
Thailand – 0.9%
Advanced Info Service PCL NVDR	63,300	514
CP ALL PCL (Registered)	564,600	824
		1,338
Turkey – 0.5%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	33,963	107
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	182,546	546
BIM Birlesik Magazalar A.S.	3,989	48
		701
United Arab Emirates – 4.3%
Adnoc Gas PLC	950,200	828
Aldar Properties PJSC	237,136	544
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.3% (1)continued
United Arab Emirates – 4.3%continued
Emaar Properties PJSC	1,292,478	$4,709
Salik Co. PJSC	358,722	491
		6,572
United Kingdom – 0.4%
Coca-Cola Europacific Partners PLC	4,133	360
HSBC Holdings PLC	27,527	312
		672
United States – 1.6%
Meta Platforms, Inc., Class A	174	100
Netflix, Inc.*	156	146
Spotify Technology S.A.*	375	206
Tenaris S.A. ADR	49,369	1,931
		2,383
Total Common Stocks
(Cost $122,467)		141,439

PREFERRED STOCKS – 2.8% (1)
Brazil – 2.8%
Gerdau S.A. ADR, 2.45%(2)	277,800	789
Itau Unibanco Holding S.A., 3.62%(2)	239,580	1,319
Itau Unibanco Holding S.A. ADR, 4.52%(2)	395,917	2,178
		4,286
Total Preferred Stocks
(Cost $3,993)		4,286

INVESTMENT COMPANIES – 4.4%
iShares Core S&P 500 ETF	2,600	1,461
iShares MSCI Malaysia ETF	27,400	632
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(3) (4)	4,732,800	4,733
Total Investment Companies
(Cost $6,911)		6,826

See Notes to the Financial Statements.
EQUITY FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(5) (6)	$103	$101
Total Short-Term Investments
(Cost $101)		101

Total Investments – 99.6%
(Cost $133,472)		152,652
Other Assets less Liabilities – 0.4%		630
Net Assets – 100.0%		$153,282

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2025 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	40	$2,222	Long	6/25	$(50)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$625	$—	$—	$625
Brazil	7,625	—	—	7,625
China	6,359	29,200	—	35,559
Egypt	1,080	—	—	1,080
India	718	19,516	—	20,234
Italy	124	726	—	850
Mexico	7,331	—	—	7,331
Peru	4,423	—	—	4,423
Singapore	884	151	—	1,035
United Kingdom	360	312	—	672
United States	2,383	—	—	2,383
All Other Countries(1)	—	59,622	—	59,622
Total Common Stocks	31,912	109,527	—	141,439
Preferred Stocks	4,286	—	—	4,286
Investment Companies	6,826	—	—	6,826
Short-Term Investments	—	101	—	101
Total Investments	$43,024	$109,628	$—	$152,652
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  41 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued	March 31, 2025
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(50)	$—	$—	$(50)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)
Australia – 0.8%
AGL Energy Ltd.	31,024	$204
AMP Ltd.	286,113	222
Bendigo & Adelaide Bank Ltd.	35,350	236
Champion Iron Ltd.	39,345	120
Charter Hall Group	25,595	261
Corporate Travel Management Ltd.	19,579	171
JB Hi-Fi Ltd.	6,786	396
Magellan Financial Group Ltd.	43,071	208
OceanaGold Corp.	123,662	413
Paladin Energy Ltd.*	41,583	135
Ramelius Resources Ltd.	306,007	455
Sandfire Resources Ltd.*	26,775	175
Technology One Ltd.	18,694	328
Ventia Services Group Pty. Ltd.	102,816	260
		3,584
Austria – 0.6%
ams-OSRAM A.G.*	17,705	157
Erste Group Bank A.G.	22,252	1,546
Mondi PLC	60,903	908
		2,611
Belgium – 0.9%
Ageas S.A./N.V.	18,580	1,116
Anheuser-Busch InBev S.A./N.V.	33,095	2,038
Colruyt Group N.V	5,765	237
Proximus S.A.DP	40,258	299
Syensqo S.A.	7,267	497
		4,187
Brazil – 2.4%
Ambev S.A.	443,000	1,053
Atacadao S.A.*	244,510	310
Lojas Renner S.A.*	234,147	505
MercadoLibre, Inc.*	2,475	4,828
Natura & Co. Holding S.A.*	181,322	320
NU Holdings Ltd., Class A*	286,100	2,930
Telefonica Brasil S.A.*	117,747	1,032
Ultrapar Participacoes S.A.	124,590	379
		11,357
Canada – 3.5%
Alamos Gold, Inc., Class A	7,856	210
AtkinsRealis Group, Inc.	4,964	236
Barrick Gold Corp.	81,219	1,577
Boardwalk Real Estate Investment Trust	7,078	330
Bombardier, Inc., Class B*	3,806	214
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Canada – 3.5%continued
Boralex, Inc., Class A	10,430	$210
Canadian Natural Resources Ltd.	67,825	2,087
Canadian Pacific Kansas City Ltd.	49,037	3,443
Canadian Pacific Kansas City Ltd.	38,627	2,711
Celestica, Inc.*	8,746	690
Dundee Precious Metals, Inc.	45,477	603
EQB, Inc.	3,748	254
Finning International, Inc.	12,199	343
Gildan Activewear, Inc.	4,810	213
Headwater Exploration, Inc.	56,892	255
Lightspeed Commerce, Inc.*	15,908	139
Lundin Gold, Inc.	6,333	196
Methanex Corp.	6,226	218
NuVista Energy Ltd.*	26,232	248
Secure Waste Infrastructure Corp.	23,784	259
Shopify, Inc., Class A*	15,206	1,452
Vermilion Energy, Inc.	22,371	181
Whitecap Resources, Inc.	35,610	229
		16,298
China – 2.2%
Alibaba Group Holding Ltd.	33,435	554
Baidu, Inc., Class A*	65,512	756
China Mengniu Dairy Co. Ltd.	202,404	505
Li Ning Co. Ltd.	86,500	178
Meituan, Class B*	193,900	3,920
Tencent Holdings Ltd.	64,300	4,098
Tencent Music Entertainment Group ADR	30,808	444
		10,455
Denmark – 1.6%
Ascendis Pharma A/S ADR*	1,527	238
Bavarian Nordic A/S*	10,139	221
ISS A/S	9,082	209
Jyske Bank A/S (Registered)	3,662	294
Netcompany Group A/S*	4,865	182
Novo Nordisk A/S, Class B	79,049	5,479
Pandora A/S	2,393	366
ROCKWOOL A/S, Class B	748	310
		7,299
Finland – 0.4%
Konecranes OYJ	6,683	426
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  43 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Finland – 0.4%continued
Nokia OYJ	234,961	$1,239
Orion OYJ, Class B	5,645	336
		2,001
France – 9.2%
Accor S.A.	6,805	311
Alstom S.A.*	165,490	3,664
Arkema S.A.	4,387	335
AXA S.A.	72,393	3,090
BNP Paribas S.A.	49,377	4,112
Capgemini S.E.	4,813	720
Carrefour S.A.	68,818	987
Cie de Saint-Gobain S.A.	31,479	3,129
Dassault Systemes S.E.	27,277	1,039
Eiffage S.A.	3,677	429
Elis S.A.	16,588	372
Engie S.A.	97,109	1,892
FDJ UNITED	7,707	242
Ipsen S.A.	1,933	223
Kering S.A.	17,997	3,738
Klepierre S.A.	14,144	473
Orange S.A.	128,002	1,660
Renault S.A.	25,480	1,295
Rexel S.A.	6,506	175
Safran S.A.	19,325	5,098
Societe Generale S.A.	81,489	3,679
Sodexo S.A.	7,675	493
Sopra Steria Group	1,783	332
SPIE S.A.	10,838	462
Technip Energies N.V.	11,103	361
Teleperformance S.E.	13,832	1,394
TotalEnergies S.E.	36,202	2,340
Valeo S.E.	44,106	416
Vallourec SACA*	15,615	294
Virbac S.A.CA	507	162
		42,917
Germany – 7.3%
adidas A.G.	6,529	1,529
Allianz S.E. (Registered)	1,352	515
BASF S.E.	24,308	1,208
Bechtle A.G.	5,649	210
Continental A.G.	9,777	683
CTS Eventim A.G. & Co. KGaA	3,654	365
Daimler Truck Holding A.G.	31,208	1,255
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Germany – 7.3%continued
Deutsche Bank A.G. (Registered)	3,818	$90
Deutsche Telekom A.G. (Registered)	45,996	1,703
E.ON S.E.	49,967	754
Evonik Industries A.G.	53,561	1,156
Freenet A.G.	11,410	435
Fresenius S.E. & Co. KGaA*	33,443	1,426
GEA Group A.G.	4,565	276
Heidelberg Materials A.G.	8,056	1,378
Infineon Technologies A.G.	56,845	1,877
Mercedes-Benz Group A.G.	8,672	509
Nordex S.E.*	12,244	189
RTL Group S.A.	8,659	327
SAP S.E.	37,829	10,043
Scout24 S.E.	3,964	413
Siemens Energy A.G.*	81,749	4,773
Siemens Healthineers A.G.	36,757	1,972
SUSS MicroTec S.E.	4,978	185
TAG Immobilien A.G.*	27,397	374
TeamViewer S.E.*	18,941	246
TUI A.G.*	38,541	263
Zalando S.E.*	5,901	204
		34,358
Guatemala – 0.1%
Millicom International Cellular S.A.	9,450	286
Hong Kong – 1.5%
ASMPT Ltd.	39,388	276
CK Asset Holdings Ltd.	171,850	698
Kerry Properties Ltd.	69,500	164
Link REIT	22,700	107
Prudential PLC	388,549	4,192
United Laboratories International Holdings (The) Ltd.	218,000	413
WH Group Ltd.(2)	925,922	851
Yue Yuen Industrial Holdings Ltd.	115,500	186
		6,887
India – 1.1%
Canara Bank	380,384	393
HDFC Bank Ltd.	85,408	1,819
ICICI Bank Ltd. ADR	100,188	3,158
		5,370
Indonesia – 0.1%
Bank Negara Indonesia Persero Tbk PT	1,639,098	415
See Notes to the Financial Statements.
EQUITY FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Ireland – 0.5%
AIB Group PLC	451	$3
AIB Group PLC	11,099	69
AIB Group PLC (London Exchange)	139,802	907
Bank of Ireland Group PLC	98,721	1,145
Dalata Hotel Group PLC	36,754	207
		2,331
Italy – 4.0%
Azimut Holding S.p.A.	9,431	264
Banca Monte dei Paschi di Siena S.p.A.	43,644	347
BPER Banca SPA	208,253	1,634
Brunello Cucinelli S.p.A.	1,688	193
Buzzi S.p.A.	11,002	531
Coca-Cola HBC A.G. - CDI*	11,981	543
De' Longhi S.p.A.	6,909	229
DiaSorin S.p.A.	1,909	189
Enel S.p.A.	253,953	2,060
Eni S.p.A.	123,496	1,907
Ferrari N.V.	11,483	4,898
Iren S.p.A.	88,952	227
Iveco Group N.V.	14,177	234
Lottomatica Group Spa	9,732	196
Reply S.p.A.	2,128	349
UniCredit S.p.A.	89,873	5,044
		18,845
Ivory Coast – 0.1%
Endeavour Mining PLC	27,292	656
Japan – 12.1%
ABC-Mart, Inc.	12,400	231
Adastria Co. Ltd.	8,200	156
Alfresa Holdings Corp.	26,593	376
Alps Alpine Co. Ltd.	21,389	218
Amada Co. Ltd.	31,260	303
Anycolor, Inc.	8,500	184
Azbil Corp.	28,600	221
Chiba Bank (The) Ltd.	86,590	813
Credit Saison Co. Ltd.	19,100	452
Daicel Corp.	32,500	282
Daido Steel Co. Ltd.	23,100	184
Dai-ichi Life Holdings, Inc.	45,236	344
Dentsu Group, Inc.	41,460	913
Dentsu Soken, Inc.	4,800	195
Dexerials Corp.	13,300	164
Ebara Corp.	17,000	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.1%continued
Eisai Co. Ltd.	4,896	$136
FANUC Corp.	77,700	2,121
Fujitsu Ltd.	69,500	1,382
Fuyo General Lease Co. Ltd.	7,800	201
GS Yuasa Corp.	11,300	181
Hakuhodo DY Holdings, Inc.	48,580	351
Hino Motors Ltd.*	65,364	184
Honda Motor Co. Ltd.	89,782	815
Horiba Ltd.	9,040	604
INFRONEER Holdings, Inc.	26,700	215
Invincible Investment Corp.	584	246
Isuzu Motors Ltd.	9,751	132
Japan Airlines Co. Ltd.	26,683	456
Japan Post Insurance Co. Ltd.	47,370	961
Jeol Ltd.	7,600	235
JGC Holdings Corp.	44,410	349
Kanadevia Corp.	25,600	157
Kandenko Co. Ltd.	10,900	195
Kaneka Corp.	5,900	150
KDX Realty Investment Corp.	136	134
Kinden Corp.	9,200	206
Kirin Holdings Co. Ltd.	22,583	313
Koito Manufacturing Co. Ltd.	62,650	771
Kubota Corp.	100,120	1,229
Lion Corp.	15,600	185
Makita Corp.	1,977	66
Mebuki Financial Group, Inc.	94,800	462
Meidensha Corp.	6,100	178
Mitsubishi Estate Co. Ltd.	74,740	1,220
Mitsubishi Gas Chemical Co., Inc.	39,030	609
Mitsubishi Heavy Industries Ltd.	267,700	4,575
Mitsui Mining & Smelting Co. Ltd.	7,300	213
Morinaga Milk Industry Co. Ltd.	10,400	216
Murata Manufacturing Co. Ltd.	73,100	1,137
NHK Spring Co. Ltd.	25,800	279
Nikon Corp.	33,036	328
Nintendo Co. Ltd.	54,200	3,697
Nippon Accommodations Fund, Inc.	190	138
Nippon Electric Glass Co. Ltd.	10,000	234
NIPPON EXPRESS HOLDINGS, Inc.	13,600	247
Nippon Television Holdings, Inc.	29,082	596
Nissan Motor Co. Ltd.*	223,708	568
Nissui Corp.	50,000	301
Nitto Boseki Co. Ltd.	6,000	169
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  45 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.1%continued
Ono Pharmaceutical Co. Ltd.	34,698	$373
Park24 Co. Ltd.	19,700	271
Persol Holdings Co. Ltd.	330,280	548
Renesas Electronics Corp.	208,300	2,829
Rengo Co. Ltd.	18,000	95
Resona Holdings, Inc.	107,777	933
Resorttrust, Inc.	24,000	233
Rinnai Corp.	21,708	502
Rohm Co. Ltd.	77,718	746
Round One Corp.	48,400	320
Sankyo Co. Ltd.	29,300	428
Santen Pharmaceutical Co. Ltd.	29,100	276
Sanwa Holdings Corp.	20,300	649
Sawai Group Holdings Co. Ltd.	19,700	260
Sega Sammy Holdings, Inc.	24,030	464
Senko Group Holdings Co. Ltd.	20,600	207
SMC Corp.	4,900	1,744
Sompo Holdings, Inc.	15,600	473
Stanley Electric Co. Ltd.	26,249	493
Subaru Corp.	44,882	799
Sumitomo Bakelite Co. Ltd.	8,000	179
Sumitomo Forestry Co. Ltd.	5,800	176
Sumitomo Heavy Industries Ltd.	19,093	390
Sumitomo Mitsui Trust Group, Inc.	61,244	1,528
Sumitomo Rubber Industries Ltd.	34,527	436
SWCC Corp.	5,500	229
T&D Holdings, Inc.	88,521	1,886
Taiheiyo Cement Corp.	16,331	427
Takashimaya Co. Ltd.	29,000	234
Takeda Pharmaceutical Co. Ltd.	26,872	798
Takeuchi Manufacturing Co. Ltd.	6,500	222
TechnoPro Holdings, Inc.	11,800	262
THK Co. Ltd.	14,586	356
Tohoku Electric Power Co., Inc.	24,700	170
Tokyo Electron Ltd.	5,681	775
Tokyo Seimitsu Co. Ltd.	5,500	298
Tokyo Tatemono Co. Ltd.	15,600	265
Tokyu Fudosan Holdings Corp.	45,500	303
Toyo Suisan Kaisha Ltd.	5,200	306
Toyo Tire Corp.	15,900	291
Toyoda Gosei Co. Ltd.	14,300	258
Tsumura & Co.	8,300	239
Tsuruha Holdings, Inc.	9,227	574
Ulvac, Inc.	4,000	137
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Japan – 12.1%continued
Yamaguchi Financial Group, Inc.	32,500	$383
Yamato Holdings Co. Ltd.	49,660	652
		56,853
Jordan – 0.1%
Hikma Pharmaceuticals PLC	13,470	339
Luxembourg – 0.3%
ArcelorMittal S.A.	43,136	1,246
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,299,273	926
Fresnillo PLC	47,199	575
		1,501
Netherlands – 5.3%
ABN AMRO Bank N.V. - C.V.A.	71,633	1,509
Adyen N.V.*	2,461	3,762
Akzo Nobel N.V.	37,715	2,325
ASM International N.V.	4,424	2,027
ASML Holding N.V.	2,236	1,479
ASML Holding N.V. (Registered)	4,405	2,919
ASR Nederland N.V.	6,510	375
BE Semiconductor Industries N.V.	2,398	249
Euronext N.V.	3,433	497
Fugro N.V.	17,710	255
Heineken N.V.	14,901	1,217
ING Groep N.V.	152,254	2,981
Koninklijke Philips N.V.*	124,400	3,161
NN Group N.V.	25,466	1,417
Randstad N.V.	20,030	833
		25,006
Norway – 0.1%
Norsk Hydro ASA	18,882	110
Wallenius Wilhelmsen ASA	15,720	110
		220
Pakistan – 0.1%
VEON Ltd. ADR*	6,771	295
Russia – 0.0%
Gazprom PJSC ADR(3) (4) *	54,380	—
LUKOIL PJSC ADR(3) (4) *	4,766	—
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—
Sberbank of Russia PJSC(3) (4)	186,456	—
		—
Singapore – 1.7%
Keppel DC REIT	179,200	286
See Notes to the Financial Statements.
EQUITY FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Singapore – 1.7%continued
Sea Ltd. ADR*	47,651	$6,218
Sembcorp Industries Ltd.	85,500	399
United Overseas Bank Ltd.	38,200	1,076
		7,979
South Africa – 0.4%
Anglo American PLC	22,861	642
MTN Group Ltd.	134,286	904
Old Mutual Ltd.	698,655	454
		2,000
South Korea – 3.3%
Classys, Inc.	8,993	346
Coupang, Inc.*	139,868	3,067
Coway Co. Ltd.	8,302	458
Hankook Tire & Technology Co. Ltd.	9,002	243
HD Hyundai Electric Co. Ltd.	668	135
Hugel, Inc.*	1,030	235
Hyosung Heavy Industries Corp.	700	206
Hyundai Mobis Co. Ltd.	5,354	952
Hyundai Rotem Co. Ltd.	5,844	421
IsuPetasys Co. Ltd.	6,420	160
KB Financial Group, Inc.	17,802	957
Kolmar Korea Co. Ltd.*	3,804	163
KT Corp. ADR	66,923	1,185
LEENO Industrial, Inc.	1,251	163
LOTTE Fine Chemical Co. Ltd.	4,034	102
PharmaResearch Co. Ltd.	1,632	370
Poongsan Corp.	6,633	282
Samsung E&A Co. Ltd.	10,743	146
Samsung Electronics Co. Ltd.	85,387	3,381
Samsung Fire & Marine Insurance Co. Ltd.	1,119	274
Shinhan Financial Group Co. Ltd.	60,600	1,935
SOOP Co. Ltd.	2,966	165
		15,346
Spain – 0.7%
Amadeus IT Group S.A.	16,008	1,227
Bankinter S.A.	55,430	617
Indra Sistemas S.A.	14,626	425
Logista Integral S.A.	8,374	266
Mapfre S.A.	119,822	369
Merlin Properties Socimi S.A.	34,003	365
		3,269
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Sweden – 1.0%
Avanza Bank Holding AB	13,286	$406
Billerud Aktiebolag	22,533	233
Evolution AB	13,147	981
Loomis AB	6,653	270
NCC AB, Class B	13,218	251
SKF AB, Class B	44,949	913
Storskogen Group AB, Class B	176,859	230
Telefonaktiebolaget LM Ericsson, Class B	136,343	1,057
Wihlborgs Fastigheter AB	30,763	302
		4,643
Switzerland – 2.3%
Accelleron Industries A.G.	6,186	286
Adecco Group A.G. (Registered)	22,832	687
Avolta A.G.*	5,127	224
BKW A.G.	1,077	189
Bucher Industries A.G. (Registered)	206	86
Clariant A.G. (Registered)*	28,496	310
DKSH Holding A.G.	3,252	247
Flughafen Zurich A.G. (Registered)	793	188
Galenica A.G.	4,014	361
Julius Baer Group Ltd.	9,597	663
Logitech International S.A. (Registered)	1,963	167
Lonza Group A.G. (Registered)	626	385
On Holding A.G., Class A*	7,684	338
PSP Swiss Property A.G. (Registered)	3,184	498
Siegfried Holding A.G. (Registered)*	285	293
Sulzer A.G. (Registered)	2,894	492
Swatch Group (The) A.G. (Bearer)	5,025	868
Swissquote Group Holding S.A. (Registered)	1,504	649
Temenos A.G. (Registered)	3,037	236
UBS Group A.G. (Registered)	123,962	3,798
		10,965
Taiwan – 1.2%
Catcher Technology Co. Ltd.	22,835	144
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	5,297
		5,441
Thailand – 0.3%
Kasikornbank PCL (Registered)	165,455	789
Kasikornbank PCL NVDR	160,874	769
		1,558
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  47 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United Kingdom – 15.4%
3i Group PLC	87,321	$4,091
AstraZeneca PLC	51,972	7,595
Babcock International Group PLC	68,005	635
BAE Systems PLC	280,820	5,682
Balfour Beatty PLC	54,968	310
Barclays PLC	857,547	3,220
Barratt Redrow PLC	45,352	249
Beazley PLC	44,086	530
Berkeley Group Holdings PLC	14,822	689
British American Tobacco PLC	99,541	4,104
British Land (The) Co. PLC	176,502	842
BT Group PLC	574,105	1,233
Bunzl PLC	20,480	785
Burberry Group PLC	48,048	486
CK Hutchison Holdings Ltd.	139,036	786
Compass Group PLC	94,905	3,133
Computacenter PLC	7,652	243
ConvaTec Group PLC	73,381	245
Cranswick PLC	3,970	253
Currys PLC*	158,696	179
DCC PLC	2,340	156
Deliveroo PLC*	105,777	164
Diageo PLC	72,186	1,883
Drax Group PLC	27,990	212
easyJet PLC	184,734	1,060
Harbour Energy PLC	87,957	239
IMI PLC	9,678	238
Inchcape PLC	19,544	170
Intermediate Capital Group PLC	11,572	295
Investec PLC	39,964	248
J Sainsbury PLC	121,543	370
JET2 PLC	12,062	193
Kingfisher PLC	474,336	1,561
Land Securities Group PLC	96,645	687
Legal & General Group PLC	308,039	972
LondonMetric Property PLC	102,649	243
Marks & Spencer Group PLC	39,451	182
NatWest Group PLC	55,799	327
Nomad Foods Ltd.	12,747	250
OSB Group PLC	39,191	218
Playtech PLC*	20,441	184
Reckitt Benckiser Group PLC	72,787	4,919
RELX PLC	19,221	963
Rightmove PLC	22,486	199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United Kingdom – 15.4%continued
Rolls-Royce Holdings PLC*	1,017,043	$9,833
Sage Group (The) PLC	190,044	2,969
Segro PLC	96,938	865
Smith & Nephew PLC	57,905	814
Smiths Group PLC	2,656	67
Softcat PLC	6,516	133
Spectris PLC	4,314	130
St. James's Place PLC	27,026	344
Standard Chartered PLC	246,735	3,657
Tate & Lyle PLC	76,945	515
Trainline PLC*	47,818	168
Tritax Big Box REIT PLC	145,701	264
Weir Group (The) PLC	6,999	211
WPP PLC	149,823	1,132
		72,325
United States – 13.7%
Aon PLC, Class A	14,005	5,589
Arch Capital Group Ltd.	38,485	3,701
Atlassian Corp., Class A*	10,174	2,159
BP PLC	837,353	4,723
Carnival Corp.*	69,124	1,350
Experian PLC	71,116	3,296
Globant S.A.*	7,851	924
GSK PLC	236,128	4,510
ICON PLC*	26,655	4,664
IMAX Corp.*	13,270	350
Linde PLC	5,889	2,742
MDA Space Ltd.*	9,710	186
Medtronic PLC	20,565	1,848
Monday.com Ltd.*	13,411	3,261
Novartis A.G. (Registered)	19,818	2,205
Roche Holding A.G. (Genusschein)	8,378	2,755
Sanofi S.A.	17,871	1,980
Schneider Electric S.E.	5,691	1,317
Shell PLC	96,458	3,511
Smurfit WestRock PLC	7,285	328
Spotify Technology S.A.*	10,480	5,764
STERIS PLC	12,874	2,918
Waste Connections, Inc.	12,054	2,353
Willis Towers Watson PLC	5,634	1,904
		64,338
Total Common Stocks
(Cost $357,799)		443,181

See Notes to the Financial Statements.
EQUITY FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.7% (1)
Brazil – 0.3%
Banco Bradesco S.A. ADR*	594,510	$1,326
Raizen S.A., 0.54%(5)	962,971	312
		1,638
Germany – 0.4%
Henkel A.G. & Co. KGaA, 2.78%(5)	6,083	484
Volkswagen A.G., 6.80%(5)	13,697	1,387
		1,871
Total Preferred Stocks
(Cost $4,120)		3,509

INVESTMENT COMPANIES – 3.9%
iShares Core MSCI EAFE ETF	4,987	377
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(6) (7)	17,419,715	17,420
Vanguard FTSE Developed Markets ETF	7,204	366
Total Investment Companies
(Cost $18,141)		18,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(8) (9)	$381	$374
Total Short-Term Investments
(Cost $374)		374

Total Investments – 99.3%
(Cost $380,434)		465,227
Other Assets less Liabilities – 0.7%		3,309
Net Assets – 100.0%		$468,536

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of this security amounted to approximately $851,000 or
0.2% of net assets.

(3)	Restricted security. At March 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
LUKOIL PJSC ADR	9/27/17-2/9/22	$254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of March 31, 2025 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI EAFE Index (United States Dollar)	81	$9,786	Long	6/25	$(209)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  49 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$413	$3,171	$—	$3,584
Brazil	11,357	—	—	11,357
Canada	16,298	—	—	16,298
China	444	10,011	—	10,455
Denmark	238	7,061	—	7,299
Guatemala	286	—	—	286
India	3,158	2,212	—	5,370
Ireland	69	2,262	—	2,331
Ivory Coast	656	—	—	656
Mexico	926	575	—	1,501
Netherlands	2,919	22,087	—	25,006
Pakistan	295	—	—	295
Singapore	6,218	1,761	—	7,979
South Korea	4,252	11,094	—	15,346
Switzerland	338	10,627	—	10,965
United Kingdom	250	72,075	—	72,325
United States	40,041	24,297	—	64,338
All Other Countries(1)	—	187,790	—	187,790
Total Common Stocks	88,158	355,023	—	443,181
Preferred Stocks:
Brazil	1,638	—	—	1,638
Germany	—	1,871	—	1,871
Total Preferred Stocks	1,638	1,871	—	3,509
Investment Companies	18,163	—	—	18,163
Short-Term Investments	—	374	—	374
Total Investments	$107,959	$357,268	$—	$465,227
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(209)	$—	$—	$(209)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)
Brazil – 3.1%
Ambev S.A.	1,067,960	$2,538
B3 S.A. - Brasil Bolsa Balcao	1,238,095	2,645
Banco Bradesco S.A.*	371,177	741
Banco BTG Pactual S.A.*	269,100	1,598
Banco do Brasil S.A.	388,488	1,921
BB Seguridade Participacoes S.A.	161,401	1,141
BRF S.A.*	112,600	391
Caixa Seguridade Participacoes S/A	130,500	343
CCR S.A.	224,000	458
Centrais Eletricas Brasileiras S.A.	276,700	1,975
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP	107,871	1,931
CPFL Energia S.A.	50,400	335
Embraer S.A.*	157,300	1,815
Energisa S/A	71,100	498
Engie Brasil Energia S.A.	58,047	393
Equatorial Energia S.A.	284,855	1,592
Klabin S.A.	193,575	639
Localiza Rent a Car S.A.*	210,684	1,241
Natura & Co. Holding S.A.*	205,501	363
NU Holdings Ltd., Class A*	730,353	7,479
Petroleo Brasileiro S.A.	845,834	6,071
PRIO S.A.*	182,800	1,280
Raia Drogasil S.A.	296,627	995
Rede D'Or Sao Luiz S.A.*	179,100	885
Rumo S.A.	283,794	810
Suzano S.A.*	155,085	1,444
Telefonica Brasil S.A.*	93,873	823
TIM S.A.	192,895	607
TOTVS S.A.*	134,055	788
Ultrapar Participacoes S.A.	165,248	502
Vale S.A.	831,513	8,294
Vibra Energia S.A.	222,100	695
WEG S.A.	379,948	3,015
XP, Inc., Class A	82,658	1,136
		57,382
Chile – 0.4%
Banco de Chile	10,508,939	1,389
Banco de Credito e Inversiones S.A.	19,954	737
Banco Santander Chile	15,405,744	876
Cencosud S.A.	297,862	910
Empresas CMPC S.A.	264,204	434
Empresas Copec S.A.	88,849	613
Enel Americas S.A.	4,777,703	465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Chile – 0.4%continued
Enel Chile S.A.	5,939,190	$391
Falabella S.A.	145,182	606
Latam Airlines Group S.A.	50,239,840	787
		7,208
China – 30.4%
360 Security Technology, Inc., Class A	89,800	129
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	50
AAC Technologies Holdings, Inc.	178,500	1,088
Accelink Technologies Co. Ltd., Class A	11,600	74
ACM Research Shanghai, Inc., Class A	3,200	45
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	189
AECC Aero-Engine Control Co. Ltd., Class A	19,700	52
AECC Aviation Power Co. Ltd., Class A	36,300	181
Agricultural Bank of China Ltd., Class A	1,136,900	813
Agricultural Bank of China Ltd., Class H	6,299,367	3,782
Aier Eye Hospital Group Co. Ltd., Class A	124,676	229
Air China Ltd., Class A*	182,100	179
Airtac International Group	31,765	805
Akeso, Inc.*	140,000	1,379
Alibaba Group Holding Ltd.	3,696,880	61,297
Alibaba Health Information Technology Ltd.*	1,260,000	771
Aluminum Corp. of China Ltd., Class A	145,900	150
Aluminum Corp. of China Ltd., Class H	949,435	597
Amlogic Shanghai Co. Ltd., Class A*	6,175	71
Angel Yeast Co. Ltd., Class A	9,100	43
Anhui Conch Cement Co. Ltd., Class A	47,700	160
Anhui Conch Cement Co. Ltd., Class H	276,075	781
Anhui Gujing Distillery Co. Ltd., Class A	5,400	127
Anhui Gujing Distillery Co. Ltd., Class B	25,100	396
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	31,500	157
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	71
Anker Innovations Technology Co. Ltd., Class A	5,330	76
ANTA Sports Products Ltd.	289,232	3,193
Autohome, Inc. ADR	15,629	433
Avary Holding Shenzhen Co. Ltd., Class A	25,000	126
AviChina Industry & Technology Co. Ltd., Class H	554,313	279
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  51 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
AVICOPTER PLC, Class A	9,300	$47
BAIC BluePark New Energy Technology Co. Ltd., Class A*	115,700	138
Baidu, Inc., Class A*	525,982	6,070
Bank of Beijing Co. Ltd., Class A	267,900	223
Bank of Changsha Co. Ltd., Class A	50,200	64
Bank of Chengdu Co. Ltd., Class A	57,700	137
Bank of China Ltd., Class A	427,900	331
Bank of China Ltd., Class H	16,368,652	9,905
Bank of Communications Co. Ltd., Class A	545,100	560
Bank of Communications Co. Ltd., Class H	1,981,117	1,778
Bank of Hangzhou Co. Ltd., Class A	81,220	162
Bank of Jiangsu Co. Ltd., Class A	235,544	309
Bank of Nanjing Co. Ltd., Class A	129,396	184
Bank of Ningbo Co. Ltd., Class A	95,350	340
Bank of Shanghai Co. Ltd., Class A	207,971	283
Bank of Suzhou Co. Ltd., Class A	26,200	28
Baoshan Iron & Steel Co. Ltd., Class A	326,396	324
BeiGene Ltd.*	175,834	3,711
Beijing Enterprises Holdings Ltd.	109,771	415
Beijing Enterprises Water Group Ltd.	833,886	240
Beijing Kingsoft Office Software, Inc., Class A	5,789	241
Beijing New Building Materials PLC, Class A	19,900	80
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	29
Beijing Roborock Technology Co. Ltd., Class A	1,894	64
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	84
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	90
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	99
Beijing Yanjing Brewery Co. Ltd., Class A	31,300	53
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	633,500	487
Bestechnic Shanghai Co. Ltd., Class A	2,792	157
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	70
Bilibili, Inc., Class Z*	53,691	1,030
BOC Aviation Ltd.	45,100	353
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
BOC International China Co. Ltd., Class A	28,600	$41
BOE Technology Group Co. Ltd., Class A	535,700	307
Bosideng International Holdings Ltd.	1,172,000	603
BYD Co. Ltd., Class A	24,100	1,256
BYD Co. Ltd., Class H	281,199	14,214
BYD Electronic International Co. Ltd.	180,500	944
C&D International Investment Group Ltd.	150,814	317
Caitong Securities Co. Ltd., Class A	58,910	64
Cambricon Technologies Corp. Ltd., Class A*	5,731	494
Capital Securities Co. Ltd., Class A	24,400	72
CCOOP Group Co. Ltd., Class A*	302,000	112
CGN Power Co. Ltd., Class A	261,900	131
CGN Power Co. Ltd., Class H	2,339,000	733
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	69
Changjiang Securities Co. Ltd., Class A	97,000	85
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	76
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	149
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	81
China CITIC Bank Corp. Ltd., Class H	2,033,286	1,594
China Coal Energy Co. Ltd., Class H	469,000	478
China Communications Services Corp. Ltd., Class H	527,035	291
China Construction Bank Corp., Class A	102,900	125
China Construction Bank Corp., Class H	22,052,693	19,566
China CSSC Holdings Ltd., Class A	67,300	283
China Eastern Airlines Corp. Ltd., Class A*	279,200	140
China Energy Engineering Corp. Ltd., Class A	430,300	135
China Everbright Bank Co. Ltd., Class A	663,400	346
China Everbright Bank Co. Ltd., Class H	712,000	290
China Feihe Ltd.	788,000	595
China Galaxy Securities Co. Ltd., Class A	101,300	234
China Galaxy Securities Co. Ltd., Class H	782,000	780
China Gas Holdings Ltd.	600,895	548
See Notes to the Financial Statements.
EQUITY FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
China Great Wall Securities Co. Ltd., Class A	123,000	$137
China Greatwall Technology Group Co. Ltd., Class A*	49,800	97
China Hongqiao Group Ltd.	657,500	1,359
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	32,300	155
China International Capital Corp. Ltd., Class H	355,600	667
China Jushi Co. Ltd., Class A	52,822	94
China Life Insurance Co. Ltd., Class A	35,600	185
China Life Insurance Co. Ltd., Class H	1,698,544	3,292
China Literature Ltd.*	87,600	292
China Longyuan Power Group Corp. Ltd., Class H	703,473	563
China Mengniu Dairy Co. Ltd.	706,870	1,762
China Merchants Bank Co. Ltd., Class A	278,679	1,664
China Merchants Bank Co. Ltd., Class H	903,933	5,319
China Merchants Energy Shipping Co. Ltd., Class A	109,700	99
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	154
China Merchants Port Holdings Co. Ltd.	288,067	495
China Merchants Securities Co. Ltd., Class A	88,110	217
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	136,000	172
China Minsheng Banking Corp. Ltd., Class A	466,840	251
China Minsheng Banking Corp. Ltd., Class H	1,549,154	697
China National Building Material Co. Ltd., Class H	971,943	502
China National Chemical Engineering Co. Ltd., Class A	73,800	73
China National Nuclear Power Co. Ltd., Class A	271,098	345
China National Software & Service Co. Ltd., Class A*	10,400	62
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	147
China Oilfield Services Ltd., Class H	408,757	337
China Overseas Land & Investment Ltd.	870,695	1,567
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
China Pacific Insurance Group Co. Ltd., Class A	96,400	$428
China Pacific Insurance Group Co. Ltd., Class H	595,337	1,879
China Petroleum & Chemical Corp., Class A	446,800	353
China Petroleum & Chemical Corp., Class H	5,548,628	2,924
China Power International Development Ltd.	947,000	357
China Railway Group Ltd., Class A	257,500	197
China Railway Group Ltd., Class H	1,004,827	444
China Railway Signal & Communication Corp. Ltd., Class A	110,341	86
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	62
China Resources Beer Holdings Co. Ltd.	371,948	1,353
China Resources Gas Group Ltd.	222,358	663
China Resources Land Ltd.	728,932	2,435
China Resources Microelectronics Ltd., Class A	19,967	124
China Resources Mixc Lifestyle Services Ltd.	155,200	687
China Resources Pharmaceutical Group Ltd.	448,500	292
China Resources Power Holdings Co. Ltd.	493,735	1,174
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,110	111
China Ruyi Holdings Ltd.*	1,488,000	458
China Shenhua Energy Co. Ltd., Class A	89,300	473
China Shenhua Energy Co. Ltd., Class H	764,136	3,101
China Southern Airlines Co. Ltd., Class A*	149,900	117
China State Construction Engineering Corp. Ltd., Class A	534,280	388
China State Construction International Holdings Ltd.	469,600	610
China Taiping Insurance Holdings Co. Ltd.	334,304	509
China Three Gorges Renewables Group Co. Ltd., Class A	420,000	245
China Tourism Group Duty Free Corp. Ltd., Class A	28,100	234
China Tower Corp. Ltd., Class H	1,008,800	1,359
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  53 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
China United Network Communications Ltd., Class A	436,900	$336
China Vanke Co. Ltd., Class A*	108,300	106
China Vanke Co. Ltd., Class H*	501,372	358
China XD Electric Co. Ltd., Class A	84,400	77
China Yangtze Power Co. Ltd., Class A	335,900	1,289
China Zheshang Bank Co. Ltd., Class A	252,330	102
Chongqing Brewery Co. Ltd., Class A	5,300	43
Chongqing Changan Automobile Co. Ltd., Class A	104,368	188
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	102
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,950	107
Chow Tai Fook Jewellery Group Ltd.	467,200	529
CITIC Ltd.	991,803	1,223
Citic Pacific Special Steel Group Co. Ltd., Class A	58,700	100
CITIC Securities Co. Ltd., Class A	186,945	687
CITIC Securities Co. Ltd., Class H	353,900	925
CMOC Group Ltd., Class A	236,400	249
CMOC Group Ltd., Class H	930,000	768
CNGR Advanced Material Co. Ltd., Class A	10,502	51
CNOOC Energy Technology & Services Ltd., Class A	116,600	65
CNPC Capital Co. Ltd., Class A	123,100	108
Contemporary Amperex Technology Co. Ltd., Class A	60,240	2,111
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	67,700	105
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	216
COSCO SHIPPING Holdings Co. Ltd., Class A	191,780	385
COSCO SHIPPING Holdings Co. Ltd., Class H	622,150	981
CRRC Corp. Ltd., Class A	356,700	348
CRRC Corp. Ltd., Class H	956,000	595
CSC Financial Co. Ltd., Class A	53,600	179
CSI Solar Co. Ltd., Class A	101,932	137
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	78
CSPC Pharmaceutical Group Ltd.	1,829,360	1,167
Daqin Railway Co. Ltd., Class A	196,100	177
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Datang International Power Generation Co. Ltd., Class A	170,500	$69
Dong-E-E-Jiao Co. Ltd., Class A	10,100	84
Dongfang Electric Corp. Ltd., Class A	33,800	70
Dongxing Securities Co. Ltd., Class A	50,400	80
East Money Information Co. Ltd., Class A	214,324	671
Eastroc Beverage Group Co. Ltd., Class A	9,420	323
Ecovacs Robotics Co. Ltd., Class A	8,100	69
Empyrean Technology Co. Ltd., Class A	6,300	101
ENN Energy Holdings Ltd.	179,579	1,496
ENN Natural Gas Co. Ltd., Class A	31,600	85
Eoptolink Technology, Inc. Ltd., Class A	10,800	149
Eve Energy Co. Ltd., Class A	27,496	179
Everbright Securities Co. Ltd., Class A	49,998	118
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	43
Far East Horizon Ltd.	415,000	340
FAW Jiefang Group Co. Ltd., Class A	48,500	54
Flat Glass Group Co. Ltd., Class A	23,600	58
Focus Media Information Technology Co. Ltd., Class A	282,800	274
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	343
Fosun International Ltd.	546,865	293
Founder Securities Co. Ltd., Class A	128,200	138
Foxconn Industrial Internet Co. Ltd., Class A	172,600	479
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	201
Fuyao Glass Industry Group Co. Ltd., Class H	138,400	990
GalaxyCore, Inc., Class A	36,539	76
Ganfeng Lithium Group Co. Ltd., Class A	17,840	83
GCL Technology Holdings Ltd.*	4,868,000	616
GD Power Development Co. Ltd., Class A	242,200	148
Geely Automobile Holdings Ltd.	1,368,641	2,955
GEM Co. Ltd., Class A	131,300	118
Genscript Biotech Corp.*	260,000	417
GF Securities Co. Ltd., Class A	72,793	162
Giant Biogene Holding Co. Ltd.	68,000	619
GigaDevice Semiconductor, Inc., Class A*	8,880	144
See Notes to the Financial Statements.
EQUITY FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
GoerTek, Inc., Class A	41,300	$150
Goldwind Science & Technology Co. Ltd., Class A	42,100	52
Goneo Group Co. Ltd., Class A	15,885	158
Gotion High-tech Co. Ltd., Class A	24,200	73
Great Wall Motor Co. Ltd., Class A	35,500	128
Great Wall Motor Co. Ltd., Class H	524,296	919
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	243
GRG Banking Equipment Co. Ltd., Class A	43,100	79
Guangdong Haid Group Co. Ltd., Class A	22,400	155
Guangdong Investment Ltd.	646,514	475
Guanghui Energy Co. Ltd., Class A	80,900	68
Guangzhou Automobile Group Co. Ltd., Class A	68,100	80
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,100	143
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	63
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	57
Guolian Minsheng Securities Co. Ltd., Class A	28,400	40
Guosen Securities Co. Ltd., Class A	81,200	115
Guotai Junan Securities Co. Ltd., Class A	179,838	428
Guotai Junan Securities Co. Ltd., Class H	496,148	719
Guoyuan Securities Co. Ltd., Class A	47,460	51
H World Group Ltd. ADR	46,794	1,732
Haidilao International Holding Ltd.	381,000	865
Haier Smart Home Co. Ltd., Class A	89,097	337
Haier Smart Home Co. Ltd., Class H	546,400	1,769
Hainan Airlines Holding Co. Ltd., Class A*	575,800	111
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	61
Haitian International Holdings Ltd.	171,000	453
Hangzhou First Applied Material Co. Ltd., Class A	34,659	67
Hangzhou GreatStar Industrial Co. Ltd.	15,800	65
Hangzhou Silan Microelectronics Co. Ltd., Class A*	17,200	57
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	$46
Hansoh Pharmaceutical Group Co. Ltd.	270,000	850
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	33
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	89
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	177
Hengan International Group Co. Ltd.	141,398	396
Hengli Petrochemical Co. Ltd., Class A	104,160	221
Hengtong Optic-electric Co. Ltd., Class A	37,800	87
Hisense Home Appliances Group Co. Ltd., Class A	14,300	59
Hisense Home Appliances Group Co. Ltd., Class H	79,000	265
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,500	298
HLA Group Corp. Ltd., Class A	53,800	59
Hoshine Silicon Industry Co. Ltd., Class A	10,900	83
Hua Hong Semiconductor Ltd.	155,000	621
Huadian Power International Corp. Ltd., Class A	84,100	67
Huadong Medicine Co. Ltd., Class A	22,720	115
Huafon Chemical Co. Ltd., Class A	50,400	54
Huagong Tech Co. Ltd., Class A	10,600	61
Huaibei Mining Holdings Co. Ltd., Class A	33,900	61
Hualan Biological Engineering, Inc., Class A	26,070	56
Huaneng Lancang River Hydropower, Inc., Class A	76,100	96
Huaneng Power International, Inc., Class A	85,800	82
Huaneng Power International, Inc., Class H	998,501	579
Huaqin Technology Co. Ltd., Class A	11,000	122
Huatai Securities Co. Ltd., Class A	101,600	233
Huatai Securities Co. Ltd., Class H	299,600	485
Huaxia Bank Co. Ltd., Class A	156,390	169
Huayu Automotive Systems Co. Ltd., Class A	42,200	105
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	53
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  55 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,300	$130
Humanwell Healthcare Group Co. Ltd., Class A	22,400	64
Hunan Valin Steel Co. Ltd., Class A	101,900	70
Hundsun Technologies, Inc., Class A	26,145	102
Hwatsing Technology Co. Ltd., Class A	2,541	58
Hygon Information Technology Co. Ltd., Class A	33,132	650
IEIT Systems Co. Ltd., Class A	17,856	133
Iflytek Co. Ltd., Class A	33,700	222
Imeik Technology Development Co. Ltd., Class A	4,200	104
Industrial & Commercial Bank of China Ltd., Class A	869,400	827
Industrial & Commercial Bank of China Ltd., Class H	15,910,023	11,367
Industrial Bank Co. Ltd., Class A	275,200	820
Industrial Securities Co. Ltd., Class A	126,400	103
Ingenic Semiconductor Co. Ltd., Class A	4,200	42
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	144
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	78
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	145,100	110
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92,100	357
Inner Mongolia Yitai Coal Co. Ltd., Class B	234,900	512
Innovent Biologics, Inc.*	275,500	1,663
Isoftstone Information Technology Group Co. Ltd., Class A	10,100	80
JA Solar Technology Co. Ltd., Class A	41,916	67
JCET Group Co. Ltd., Class A	21,700	105
JCHX Mining Management Co. Ltd., Class A	11,400	63
JD Health International, Inc.*	251,900	1,076
JD Logistics, Inc.*	442,100	720
JD.com, Inc., Class A	557,966	11,514
Jiangsu Eastern Shenghong Co. Ltd., Class A	89,900	103
Jiangsu Expressway Co. Ltd., Class H	260,000	309
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	182
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	84,285	$573
Jiangsu Hoperun Software Co. Ltd., Class A*	13,800	99
Jiangsu King's Luck Brewery JSC Ltd., Class A	21,600	158
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	52
Jiangsu Yanghe Distillery Co. Ltd., Class A	22,900	241
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	66
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	48
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	81
Jiangxi Copper Co. Ltd., Class A	33,099	105
Jiangxi Copper Co. Ltd., Class H	240,000	423
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	48
Jinko Solar Co. Ltd., Class A	139,783	125
Juneyao Airlines Co. Ltd., Class A	25,900	47
Kangmei Pharmaceutical Co. Ltd.(2) *	4,749	—
Kanzhun Ltd. ADR*	60,285	1,156
KE Holdings, Inc. ADR	160,619	3,227
Kingdee International Software Group Co. Ltd.*	705,000	1,205
Kingsoft Corp. Ltd.	213,703	1,037
Kuaishou Technology*	615,600	4,350
Kuang-Chi Technologies Co. Ltd., Class A	32,000	167
Kunlun Energy Co. Ltd.	891,230	870
Kunlun Tech Co. Ltd., Class A	13,900	66
Kweichow Moutai Co. Ltd., Class A	17,495	3,768
LB Group Co. Ltd., Class A	29,400	72
Lenovo Group Ltd.	1,824,000	2,476
Lens Technology Co. Ltd., Class A	60,300	212
Li Auto, Inc., Class A*	281,430	3,581
Li Ning Co. Ltd.	538,500	1,106
Liaoning Port Co. Ltd., Class A	253,500	52
Lingyi iTech Guangdong Co., Class A	107,200	135
Longfor Group Holdings Ltd.	481,669	613
LONGi Green Energy Technology Co. Ltd., Class A	97,669	214
Loongson Technology Corp. Ltd., Class A*	4,400	76
See Notes to the Financial Statements.
EQUITY FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Luxshare Precision Industry Co. Ltd., Class A	102,605	$581
Luzhou Laojiao Co. Ltd., Class A	20,800	374
Mango Excellent Media Co. Ltd., Class A	22,070	84
Maxscend Microelectronics Co. Ltd., Class A	6,780	75
Meihua Holdings Group Co. Ltd., Class A	45,200	64
Meituan, Class B*	1,125,318	22,752
Metallurgical Corp. of China Ltd., Class A	198,300	83
Midea Group Co. Ltd., Class A	45,700	496
Midea Group Co. Ltd., Class H*	65,200	664
MINISO Group Holding Ltd., Class A	103,836	483
MMG Ltd.*	936,000	325
Montage Technology Co. Ltd., Class A	13,959	152
Muyuan Foods Co. Ltd., Class A	77,678	415
Nanjing Iron & Steel Co. Ltd., Class A	19,400	12
Nanjing Securities Co. Ltd., Class A	49,300	56
NARI Technology Co. Ltd., Class A	98,506	298
National Silicon Industry Group Co. Ltd., Class A	24,987	64
NAURA Technology Group Co. Ltd., Class A	7,500	432
NetEase, Inc.	442,875	9,127
New China Life Insurance Co. Ltd., Class A	34,900	248
New China Life Insurance Co. Ltd., Class H	193,052	738
New Hope Liuhe Co. Ltd., Class A*	63,200	81
New Oriental Education & Technology Group, Inc.	330,720	1,576
Nexchip Semiconductor Corp., Class A*	45,470	137
Ninestar Corp., Class A*	19,800	66
Ningbo Deye Technology Co. Ltd., Class A	7,096	90
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	62
Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,000	94
Ningbo Tuopu Group Co. Ltd., Class A	21,795	174
Ningxia Baofeng Energy Group Co. Ltd., Class A	85,100	171
NIO, Inc., Class A*	333,876	1,276
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Nongfu Spring Co. Ltd., Class H	456,800	$1,987
OFILM Group Co. Ltd., Class A*	59,900	101
Oppein Home Group, Inc., Class A	6,220	54
Orient Securities Co. Ltd., Class A	102,839	134
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	32
PDD Holdings, Inc. ADR*	158,789	18,793
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	144
People's Insurance Co. Group of China (The) Ltd., Class H	1,931,535	999
PetroChina Co. Ltd., Class A	303,100	344
PetroChina Co. Ltd., Class H	4,791,438	3,883
Pharmaron Beijing Co. Ltd., Class A	19,125	71
PICC Property & Casualty Co. Ltd., Class H	1,559,359	2,887
Ping An Bank Co. Ltd., Class A	252,400	392
Ping An Insurance Group Co. of China Ltd., Class A	147,335	1,050
Ping An Insurance Group Co. of China Ltd., Class H	1,543,406	9,208
Piotech, Inc., Class A	4,201	92
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	181
Pop Mart International Group Ltd.	120,600	2,436
Postal Savings Bank of China Co. Ltd., Class A	443,200	319
Postal Savings Bank of China Co. Ltd., Class H	2,071,000	1,282
Power Construction Corp. of China Ltd., Class A	233,100	154
Qifu Technology, Inc. ADR	27,804	1,249
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	159
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	108
Rockchip Electronics Co. Ltd., Class A	5,300	127
Rongsheng Petrochemical Co. Ltd., Class A	129,100	153
SAIC Motor Corp. Ltd., Class A	97,593	213
Sailun Group Co. Ltd., Class A	48,300	96
Sanan Optoelectronics Co. Ltd., Class A	83,600	137
Sany Heavy Industry Co. Ltd., Class A	116,800	307
Satellite Chemical Co. Ltd., Class A	43,761	139
SDIC Capital Co. Ltd., Class A	83,900	82
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  57 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
SDIC Power Holdings Co. Ltd., Class A	107,000	$213
Seres Group Co. Ltd., Class A	20,700	360
SF Holding Co. Ltd., Class A	64,900	387
SG Micro Corp., Class A	5,850	71
Shaanxi Coal Industry Co. Ltd., Class A	128,700	352
Shandong Gold Mining Co. Ltd., Class A	60,037	224
Shandong Gold Mining Co. Ltd., Class H	160,500	384
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	96
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	83
Shandong Linglong Tyre Co. Ltd., Class A	17,500	43
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	92
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	66
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	577,716	442
Shanghai Baosight Software Co. Ltd., Class A	24,480	104
Shanghai Baosight Software Co. Ltd., Class B	162,433	289
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,026	76
Shanghai Electric Group Co. Ltd., Class A*	161,200	170
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	87
Shanghai International Airport Co. Ltd., Class A	17,200	77
Shanghai M&G Stationery, Inc., Class A	10,400	44
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	95
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,947	196
Shanghai Pudong Development Bank Co. Ltd., Class A	418,692	603
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	65
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	90
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	$182
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	57
Shanjin International Gold Co. Ltd., Class A	38,800	103
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	75
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	60
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,960	502
Shenergy Co. Ltd., Class A	41,700	51
Shengyi Technology Co. Ltd., Class A	26,300	100
Shennan Circuits Co. Ltd., Class A	7,480	131
Shenwan Hongyuan Group Co. Ltd., Class A	312,200	213
Shenzhen Energy Group Co. Ltd., Class A	58,255	51
Shenzhen Goodix Technology Co. Ltd., Class A	12,100	125
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	178
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,100	554
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	79
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	80
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	182
Shenzhou International Group Holdings Ltd.	189,200	1,427
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	37
Sichuan Changhong Electric Co. Ltd., Class A	78,900	112
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	124
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	103
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	111
Sieyuan Electric Co. Ltd., Class A	11,000	115
Silergy Corp.	74,000	847
Sinolink Securities Co. Ltd., Class A	95,600	110
Sinopharm Group Co. Ltd., Class H	307,114	715
See Notes to the Financial Statements.
EQUITY FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Sinotruk Hong Kong Ltd.	148,500	$403
Smoore International Holdings Ltd.	414,000	707
SooChow Securities Co. Ltd., Class A	136,643	148
Southwest Securities Co. Ltd., Class A	103,600	62
Spring Airlines Co. Ltd., Class A	15,800	113
Sungrow Power Supply Co. Ltd., Class A	28,000	269
Sunny Optical Technology Group Co. Ltd.	163,125	1,508
Sunwoda Electronic Co. Ltd., Class A	17,800	55
SUPCON Technology Co. Ltd., Class A	8,381	62
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	117
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	41
Suzhou TFC Optical Communication Co. Ltd., Class A	6,300	75
TAL Education Group ADR*	91,847	1,213
TBEA Co. Ltd., Class A	68,490	114
TCL Technology Group Corp., Class A	266,410	164
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	65
Tencent Holdings Ltd.	1,475,689	94,049
Tencent Music Entertainment Group ADR	170,125	2,451
Tianfeng Securities Co. Ltd., Class A*	117,500	69
Tianqi Lithium Corp., Class A	19,000	80
Tianshan Aluminum Group Co. Ltd., Class A	77,200	95
Tianshui Huatian Technology Co. Ltd., Class A	46,700	69
Tingyi Cayman Islands Holding Corp.	466,435	783
Tongcheng Travel Holdings Ltd.	284,400	768
TongFu Microelectronics Co. Ltd., Class A	22,400	83
Tongkun Group Co. Ltd., Class A	24,900	40
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	76
Tongwei Co. Ltd., Class A	62,300	165
TravelSky Technology Ltd., Class H	200,000	297
Trina Solar Co. Ltd., Class A	28,251	66
Trip.com Group Ltd.	142,223	9,078
Tsingtao Brewery Co. Ltd., Class A	8,300	87
Tsingtao Brewery Co. Ltd., Class H	145,767	1,051
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	95
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Unisplendour Corp. Ltd., Class A	32,948	$125
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,900	58
Victory Giant Technology Huizhou Co. Ltd., Class A	13,100	147
Vipshop Holdings Ltd. ADR	75,913	1,190
Wanhua Chemical Group Co. Ltd., Class A	40,800	378
Want Want China Holdings Ltd.	1,087,870	687
Weichai Power Co. Ltd., Class A	93,300	212
Weichai Power Co. Ltd., Class H	441,812	931
Weihai Guangwei Composites Co. Ltd., Class A	12,640	54
Wens Foodstuff Group Co. Ltd., Class A	82,200	189
Western Mining Co. Ltd., Class A	37,500	88
Western Securities Co. Ltd., Class A	61,100	66
Western Superconducting Technologies Co. Ltd., Class A	8,653	55
Will Semiconductor Co. Ltd. Shanghai, Class A	17,635	324
Wingtech Technology Co. Ltd., Class A	14,600	66
Wintime Energy Group Co. Ltd., Class A	307,400	61
Wuhan Guide Infrared Co. Ltd., Class A	42,825	47
Wuliangye Yibin Co. Ltd., Class A	53,400	969
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	129
WuXi AppTec Co. Ltd., Class A	33,892	317
WuXi AppTec Co. Ltd., Class H	69,211	621
Wuxi Biologics Cayman, Inc.*	786,000	2,737
XCMG Construction Machinery Co. Ltd., Class A	159,500	190
Xiamen C & D, Inc., Class A	40,800	58
Xiamen Tungsten Co. Ltd., Class A	21,200	57
Xiaomi Corp., Class B*	3,769,200	23,937
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	52
Xinyi Solar Holdings Ltd.	1,112,318	426
XPeng, Inc., Class A*	282,858	2,938
Yadea Group Holdings Ltd.	264,000	514
Yankuang Energy Group Co. Ltd., Class A	72,215	133
Yankuang Energy Group Co. Ltd., Class H	726,919	754
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	78
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  59 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Yealink Network Technology Corp. Ltd., Class A	18,440	$104
Yifeng Pharmacy Chain Co. Ltd., Class A	16,029	55
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	88
Yonghui Superstores Co. Ltd., Class A*	154,400	102
Yonyou Network Technology Co. Ltd., Class A*	42,835	90
Youngor Fashion Co. Ltd., Class A	47,400	53
YTO Express Group Co. Ltd., Class A	41,800	73
Yum China Holdings, Inc.	86,090	4,482
Yunnan Aluminium Co. Ltd., Class A	34,600	83
Yunnan Baiyao Group Co. Ltd., Class A	29,200	229
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	51
Yunnan Energy New Material Co. Ltd., Class A	11,400	48
Yunnan Yuntianhua Co. Ltd., Class A	22,300	70
Yutong Bus Co. Ltd., Class A	28,500	104
Zangge Mining Co. Ltd., Class A	18,500	92
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	209
Zhaojin Mining Industry Co. Ltd., Class H	343,000	687
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	182
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	94
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	120
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	68
Zhejiang Expressway Co. Ltd., Class H	380,625	311
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,715	102
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	76
Zhejiang Juhua Co. Ltd., Class A	32,100	110
Zhejiang Leapmotor Technology Co. Ltd.*	115,400	747
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	65
Zhejiang NHU Co. Ltd., Class A	42,448	131
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	74
Zhejiang Supor Co. Ltd., Class A	4,700	38
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
China – 30.4%continued
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	$77
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	57
Zhejiang Zheneng Electric Power Co. Ltd., Class A	164,900	130
Zheshang Securities Co. Ltd., Class A	108,100	170
Zhongji Innolight Co. Ltd., Class A	16,540	229
Zhongjin Gold Corp. Ltd., Class A	73,900	144
Zhongsheng Group Holdings Ltd.	181,500	319
Zhongtai Securities Co. Ltd., Class A	129,100	115
Zhuzhou CRRC Times Electric Co. Ltd., Class A	17,880	117
Zhuzhou CRRC Times Electric Co. Ltd., Class H	103,174	428
Zijin Mining Group Co. Ltd., Class A	282,200	710
Zijin Mining Group Co. Ltd., Class H	1,296,162	2,961
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	116
ZTE Corp., Class A	60,800	288
ZTE Corp., Class H	165,317	510
ZTO Express Cayman, Inc.	94,734	1,885
		562,151
Colombia – 0.1%
Bancolombia S.A.	58,538	657
Interconexion Electrica S.A. ESP	102,011	466
		1,123
Czech Republic – 0.2%
CEZ A.S.	35,560	1,762
Komercni Banka A.S.	17,268	838
Moneta Money Bank A.S.	64,623	410
		3,010
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	528,860	862
Eastern Co. S.A.E.	280,302	185
Talaat Moustafa Group	174,611	183
		1,230
Greece – 0.5%
Alpha Services and Holdings S.A.	481,403	1,158
Eurobank Ergasias Services and Holdings S.A.	592,201	1,595
FF Group(2) *	18,664	—
See Notes to the Financial Statements.
EQUITY FUNDS 60 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Greece – 0.5%continued
Hellenic Telecommunications Organization S.A.	39,303	$638
JUMBO S.A.	26,421	722
Metlen Energy & Metals S.A.	25,056	1,107
National Bank of Greece S.A.	196,092	2,020
OPAP S.A.	43,166	859
Piraeus Financial Holdings S.A.	248,169	1,366
Public Power Corp. S.A.	45,475	683
		10,148
Hong Kong – 0.1%
J&T Global Express Ltd.*	572,200	419
Orient Overseas International Ltd.	29,000	430
Sino Biopharmaceutical Ltd.	2,359,750	1,145
		1,994
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	100,114	789
OTP Bank Nyrt.	50,749	3,419
Richter Gedeon Nyrt.	31,789	876
		5,084
India – 17.9%
ABB India Ltd.	11,770	759
Adani Enterprises Ltd.	38,527	1,039
Adani Ports & Special Economic Zone Ltd.	123,987	1,705
Adani Power Ltd.*	128,252	759
Alkem Laboratories Ltd.	8,933	509
Ambuja Cements Ltd.	137,375	862
APL Apollo Tubes Ltd.	43,387	773
Apollo Hospitals Enterprise Ltd.	22,803	1,761
Ashok Leyland Ltd.	336,115	797
Asian Paints Ltd.	87,025	2,381
Astral Ltd.	30,683	463
AU Small Finance Bank Ltd.	84,300	527
Aurobindo Pharma Ltd.*	57,876	782
Avenue Supermarts Ltd.*	36,771	1,760
Axis Bank Ltd.	520,964	6,708
Bajaj Auto Ltd.	15,606	1,437
Bajaj Finance Ltd.	63,363	6,610
Bajaj Finserv Ltd.	87,353	2,046
Bajaj Holdings & Investment Ltd.	6,093	885
Balkrishna Industries Ltd.	17,798	530
Bank of Baroda	225,154	599
Bharat Electronics Ltd.	826,346	2,888
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
India – 17.9%continued
Bharat Forge Ltd.	58,270	$792
Bharat Heavy Electricals Ltd.	237,748	596
Bharat Petroleum Corp. Ltd.	343,230	1,111
Bharti Airtel Ltd.	587,170	11,879
Bosch Ltd.	1,711	567
Britannia Industries Ltd.	24,544	1,416
BSE Ltd.	14,875	949
Canara Bank	419,043	433
CG Power & Industrial Solutions Ltd.	138,543	1,028
Cholamandalam Investment and Finance Co. Ltd.	95,118	1,688
Cipla Ltd.	118,704	1,998
Coal India Ltd.	426,357	1,976
Colgate-Palmolive India Ltd.	30,768	860
Container Corp. of India Ltd.	57,008	459
Cummins India Ltd.	31,404	1,113
Dabur India Ltd.	115,672	685
Divi's Laboratories Ltd.	27,914	1,882
Dixon Technologies India Ltd.	8,439	1,293
DLF Ltd.	169,075	1,339
Dr. Reddy's Laboratories Ltd.	131,955	1,758
Eicher Motors Ltd.	31,262	1,956
GAIL India Ltd.	537,801	1,146
GMR Airports Ltd.*	586,926	518
Godrej Consumer Products Ltd.	96,114	1,302
Godrej Properties Ltd.*	34,362	852
Grasim Industries Ltd.	60,422	1,831
Havells India Ltd.	56,844	1,015
HCL Technologies Ltd.	217,034	4,023
HDFC Asset Management Co. Ltd.	21,867	1,025
HDFC Bank Ltd.	1,294,673	27,576
HDFC Life Insurance Co. Ltd.	219,106	1,747
Hero MotoCorp Ltd.	27,202	1,183
Hindalco Industries Ltd.	304,824	2,430
Hindustan Aeronautics Ltd.	45,445	2,212
Hindustan Petroleum Corp. Ltd.	213,965	894
Hindustan Unilever Ltd.	187,236	4,946
Hyundai Motor India Ltd.*	38,315	767
ICICI Bank Ltd.	1,197,309	18,865
ICICI Lombard General Insurance Co. Ltd.	55,697	1,167
ICICI Prudential Life Insurance Co. Ltd.	81,811	539
IDFC First Bank Ltd.*	787,813	503
Indian Hotels (The) Co. Ltd.	194,202	1,786
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  61 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
India – 17.9%continued
Indian Oil Corp. Ltd.	638,566	$948
Indian Railway Catering & Tourism Corp. Ltd.	56,301	476
Indus Towers Ltd.*	267,530	1,040
IndusInd Bank Ltd.	134,208	1,013
Info Edge India Ltd.	16,229	1,356
Infosys Ltd.	760,038	13,901
InterGlobe Aviation Ltd.*	43,312	2,587
ITC Ltd.	688,331	3,297
Jindal Stainless Ltd.	76,688	518
Jindal Steel & Power Ltd.	97,534	1,034
Jio Financial Services Ltd.*	646,456	1,712
JSW Energy Ltd.	96,742	607
JSW Steel Ltd.	139,336	1,730
Jubilant Foodworks Ltd.	84,046	652
Kalyan Jewellers India Ltd.	91,196	495
Kotak Mahindra Bank Ltd.	250,933	6,366
Larsen & Toubro Ltd.	155,870	6,335
LTIMindtree Ltd.	16,271	850
Lupin Ltd.	51,753	1,228
Macrotech Developers Ltd.	68,936	962
Mahindra & Mahindra Ltd.	214,184	6,660
Mankind Pharma Ltd.*	29,576	836
Marico Ltd.	119,253	908
Maruti Suzuki India Ltd.	28,540	3,844
Max Healthcare Institute Ltd.	175,814	2,260
Mphasis Ltd.	23,897	693
MRF Ltd.	544	716
Muthoot Finance Ltd.	26,992	751
Nestle India Ltd.	76,334	2,007
NHPC Ltd.	698,732	669
NMDC Ltd.	700,209	562
NTPC Ltd.	994,446	4,132
Oberoi Realty Ltd.	28,065	535
Oil & Natural Gas Corp. Ltd.	710,398	2,037
Oil India Ltd.	109,215	492
Oracle Financial Services Software Ltd.	4,834	442
Page Industries Ltd.	1,453	725
PB Fintech Ltd.*	80,072	1,479
Persistent Systems Ltd.	24,778	1,582
Petronet LNG Ltd.	169,720	581
Phoenix Mills (The) Ltd.	47,292	909
PI Industries Ltd.	16,489	660
Pidilite Industries Ltd.	34,684	1,155
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
India – 17.9%continued
Polycab India Ltd.	12,228	$731
Power Finance Corp. Ltd.	335,583	1,613
Power Grid Corp. of India Ltd.	1,058,281	3,577
Prestige Estates Projects Ltd.	38,989	540
Punjab National Bank	499,223	558
Rail Vikas Nigam Ltd.	116,259	476
REC Ltd.	297,520	1,487
Reliance Industries Ltd.	1,394,806	20,746
Samvardhana Motherson International Ltd.	702,236	1,072
SBI Cards & Payment Services Ltd.	63,831	658
SBI Life Insurance Co. Ltd.	102,027	1,840
Shree Cement Ltd.	2,065	735
Shriram Finance Ltd.	320,850	2,450
Siemens Ltd.	20,188	1,239
Solar Industries India Ltd.	6,250	816
Sona Blw Precision Forgings Ltd.	101,262	545
SRF Ltd.	29,093	999
State Bank of India	406,530	3,655
Sun Pharmaceutical Industries Ltd.	218,801	4,435
Sundaram Finance Ltd.	15,455	825
Supreme Industries Ltd.	14,292	568
Suzlon Energy Ltd.*	2,125,776	1,397
Tata Communications Ltd.	25,879	476
Tata Consultancy Services Ltd.	207,070	8,702
Tata Consumer Products Ltd.	135,220	1,582
Tata Elxsi Ltd.	7,695	469
Tata Motors Ltd.	459,206	3,615
Tata Power (The) Co. Ltd.	380,796	1,665
Tata Steel Ltd.	1,714,653	3,075
Tech Mahindra Ltd.	121,487	2,003
Thermax Ltd.	9,661	411
Titan Co. Ltd.	80,323	2,875
Torrent Pharmaceuticals Ltd.	28,912	1,087
Torrent Power Ltd.	38,777	670
Trent Ltd.	40,703	2,526
Tube Investments of India Ltd.	24,441	786
TVS Motor Co. Ltd.	54,668	1,543
UltraTech Cement Ltd.	26,943	3,611
Union Bank of India Ltd.	351,645	516
United Spirits Ltd.	69,901	1,146
UPL Ltd.	104,022	771
Varun Beverages Ltd.	318,603	2,009
Vedanta Ltd.	315,245	1,698
See Notes to the Financial Statements.
EQUITY FUNDS 62 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
India – 17.9%continued
Vodafone Idea Ltd.*	5,292,580	$419
Voltas Ltd.	56,482	963
Wipro Ltd.	591,564	1,803
Yes Bank Ltd.*	3,086,595	607
Zomato Ltd.*	1,658,192	3,897
Zydus Lifesciences Ltd.	55,848	578
		330,892
Indonesia – 1.2%
Alamtri Resources Indonesia Tbk PT	3,293,020	365
Amman Mineral Internasional PT*	1,474,300	478
Astra International Tbk PT	4,803,060	1,423
Bank Central Asia Tbk PT	12,760,960	6,499
Bank Mandiri Persero Tbk PT	8,530,320	2,671
Bank Negara Indonesia Persero Tbk PT	3,257,718	826
Bank Rakyat Indonesia Persero Tbk PT	15,749,265	3,809
Barito Pacific Tbk PT	5,141,815	219
Chandra Asri Pacific Tbk PT	1,808,200	781
Charoen Pokphand Indonesia Tbk PT	1,651,435	437
GoTo Gojek Tokopedia Tbk PT*	207,197,600	1,028
Indofood CBP Sukses Makmur Tbk PT	496,300	304
Indofood Sukses Makmur Tbk PT	927,771	396
Kalbe Farma Tbk PT	4,953,980	338
Sumber Alfaria Trijaya Tbk PT	4,112,300	507
Telkom Indonesia Persero Tbk PT	11,335,362	1,654
United Tractors Tbk PT	352,071	499
		22,234
Kazakhstan – 0.0%
Solidcore Resources PLC(2) *	97,434	—
Kuwait – 0.8%
Boubyan Bank K.S.C.P.	326,561	727
Gulf Bank K.S.C.P.	413,830	476
Kuwait Finance House K.S.C.P.	2,367,376	6,094
Mabanee Co. KPSC	158,640	424
Mobile Telecommunications Co. K.S.C.P.	463,759	722
National Bank of Kuwait S.A.K.P.	1,802,109	6,127
		14,570
Luxembourg – 0.1%
Reinet Investments S.C.A.	31,266	760
Zabka Group S.A.*	74,344	398
		1,158
Malaysia – 1.3%
AMMB Holdings Bhd.	577,837	727
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Malaysia – 1.3%continued
Axiata Group Bhd.	597,503	$240
CELCOMDIGI Bhd.	761,100	596
CIMB Group Holdings Bhd.	1,866,917	2,938
Gamuda Bhd.	1,112,100	1,047
Genting Bhd.	474,000	345
Hong Leong Bank Bhd.	148,898	675
IHH Healthcare Bhd.	518,300	808
IOI Corp. Bhd.	584,640	480
Kuala Lumpur Kepong Bhd.	105,329	491
Malayan Banking Bhd.	1,229,776	2,803
Maxis Bhd.	541,051	413
MISC Bhd.	310,560	500
MR DIY Group M Bhd.	781,600	248
Nestle Malaysia Bhd.	14,600	244
Petronas Chemicals Group Bhd.	647,100	526
Petronas Dagangan Bhd.	70,500	289
Petronas Gas Bhd.	182,900	695
PPB Group Bhd.	138,700	358
Press Metal Aluminium Holdings Bhd.	860,100	975
Public Bank Bhd.	3,318,305	3,299
QL Resources Bhd.	375,775	395
RHB Bank Bhd.	328,349	506
SD Guthrie Bhd.	445,265	492
Sime Darby Bhd.	635,628	316
Sunway Bhd.	540,400	551
Telekom Malaysia Bhd.	276,286	407
Tenaga Nasional Bhd.	687,550	2,074
YTL Corp. Bhd.	708,500	316
YTL Power International Bhd.	563,500	419
		24,173
Mexico – 1.9%
Alfa S.A.B. de C.V., Class A*	826,413	644
America Movil S.A.B. de C.V., Class B	4,228,149	3,012
Arca Continental S.A.B. de C.V.	118,341	1,238
Cemex S.A.B. de C.V., Class CPO	3,438,752	1,931
Coca-Cola Femsa S.A.B. de C.V.	121,122	1,112
Fibra Uno Administracion S.A. de C.V.	641,501	749
Fomento Economico Mexicano S.A.B. de C.V.	407,506	3,966
Gruma S.A.B. de C.V., Class B	42,060	756
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	614
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	88,797	1,640
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  63 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Mexico – 1.9%continued
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	40,856	$1,116
Grupo Bimbo S.A.B. de C.V., Class A	301,454	817
Grupo Carso S.A.B. de C.V., Class A1	128,506	749
Grupo Comercial Chedraui S.A. de C.V.	63,800	359
Grupo Financiero Banorte S.A.B. de C.V., Class O	591,204	4,105
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	432,641	973
Grupo Mexico S.A.B. de C.V., Class B	707,839	3,536
Industrias Penoles S.A.B. de C.V.*	45,294	842
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	336,427	551
Prologis Property Mexico S.A. de C.V.	228,672	734
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,200	425
Qualitas Controladora S.A.B. de C.V.	47,730	415
Southern Copper Corp.	19,822	1,853
Wal-Mart de Mexico S.A.B. de C.V.	1,188,527	3,285
		35,422
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	38,001	594
Credicorp Ltd.	15,463	2,879
		3,473
Philippines – 0.5%
Ayala Corp.	52,377	541
Ayala Land, Inc.	1,555,260	625
Bank of the Philippine Islands	505,765	1,167
BDO Unibank, Inc.	540,946	1,449
International Container Terminal Services, Inc.	226,240	1,404
Jollibee Foods Corp.	102,693	430
Manila Electric Co.	69,590	668
Metropolitan Bank & Trust Co.	428,529	547
PLDT, Inc.	16,935	376
SM Investments Corp.	52,072	717
SM Prime Holdings, Inc.	2,209,913	927
		8,851
Poland – 1.0%
Allegro.eu S.A.*	132,218	1,076
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Poland – 1.0%continued
Bank Polska Kasa Opieki S.A.	41,851	$1,915
CD Projekt S.A.	14,880	818
Dino Polska S.A.*	11,355	1,326
KGHM Polska Miedz S.A.	31,856	1,046
LPP S.A.	253	1,156
mBank S.A.*	3,279	688
ORLEN S.A.	133,380	2,360
PGE Polska Grupa Energetyczna S.A.*	185,380	380
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,617	3,882
Powszechny Zaklad Ubezpieczen S.A.	139,277	2,025
Santander Bank Polska S.A.	9,476	1,365
		18,037
Qatar – 0.8%
Al Rayan Bank	1,394,853	861
Barwa Real Estate Co.	506,468	366
Commercial Bank PSQC (The)	740,191	849
Dukhan Bank	413,701	400
Industries Qatar QSC	343,398	1,215
Mesaieed Petrochemical Holding Co.	1,281,626	506
Ooredoo QPSC	181,848	588
Qatar Electricity & Water Co. QSC	102,123	417
Qatar Fuel QSC	131,058	534
Qatar Gas Transport Co. Ltd.	638,867	815
Qatar International Islamic Bank QSC	227,399	636
Qatar Islamic Bank QPSC	401,719	2,275
Qatar National Bank QPSC	1,068,648	4,696
		14,158
Romania – 0.0%
NEPI Rockcastle N.V.*	135,601	982
Russia – 0.0%
Alrosa PJSC(2) (3)	695,290	—
Gazprom PJSC ADR(2) *	134	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC(2) (3) *	224	—
Polyus PJSC(2) (3) *	93,590	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (3)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	56,000	—
Severstal PAO(2) (3)	55,330	—
Severstal PAO GDR (Registered)(2) (3) *	1,839	—
Surgutneftegas PAO ADR(2) (3) *	4,629	—
See Notes to the Financial Statements.
EQUITY FUNDS 64 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Russia – 0.0%continued
VK CO Ltd. GDR(2) (3) *	30,900	$—
VTB Bank PJSC(2) (3) *	160,113	—
VTB Bank PJSC GDR(2) (4) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (3) *	32,705	—
		—
Saudi Arabia – 3.9%
ACWA Power Co.	33,448	3,044
Ades Holding Co.	73,467	319
Al Rajhi Bank	448,829	12,197
Al Rajhi Co. for Co-operative Insurance*	8,952	336
Alinma Bank	277,391	2,265
Almarai Co. JSC	115,692	1,711
Arab National Bank	204,206	1,257
Arabian Internet & Communications Services Co.	5,525	446
Bank AlBilad	139,299	1,367
Bank Al-Jazira*	114,628	532
Banque Saudi Fransi	278,419	1,375
Bupa Arabia for Cooperative Insurance Co.	18,681	880
Co for Cooperative Insurance (The)	16,155	614
Dallah Healthcare Co.	7,196	241
Dar Al Arkan Real Estate Development Co.*	115,654	659
Dr. Sulaiman Al Habib Medical Services Group Co.	19,800	1,473
Elm Co.	5,439	1,403
Etihad Etisalat Co.	88,334	1,435
Jarir Marketing Co.	129,200	447
Mouwasat Medical Services Co.	22,718	456
Nahdi Medical Co.	8,295	255
Riyad Bank	333,082	2,918
SABIC Agri-Nutrients Co.	53,056	1,494
Sahara International Petrochemical Co.	79,921	442
SAL Saudi Logistics Services	5,595	295
Saudi Arabian Mining Co.*	307,409	3,783
Saudi Arabian Oil Co.	1,328,950	9,462
Saudi Aramco Base Oil Co.	11,293	315
Saudi Awwal Bank	228,226	2,271
Saudi Basic Industries Corp.	204,246	3,459
Saudi Electricity Co.	191,949	813
Saudi Industrial Investment Group	99,846	411
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Saudi Arabia – 3.9%continued
Saudi Investment Bank (The)	144,849	$562
Saudi Kayan Petrochemical Co.*	154,954	252
Saudi National Bank (The)	669,388	6,392
Saudi Research & Media Group*	8,608	395
Saudi Tadawul Group Holding Co.	10,919	593
Saudi Telecom Co.	455,911	5,494
Yanbu National Petrochemical Co.	63,193	584
		72,647
South Africa – 2.8%
Absa Group Ltd.	193,074	1,855
Anglo American Platinum Ltd.	22,336	897
Aspen Pharmacare Holdings Ltd.	89,715	803
Bid Corp. Ltd.	76,369	1,831
Bidvest Group Ltd.	75,305	971
Capitec Bank Holdings Ltd.	19,867	3,375
Clicks Group Ltd.	54,646	1,012
Discovery Ltd.	124,365	1,354
FirstRand Ltd.	1,148,485	4,509
Gold Fields Ltd.	202,699	4,477
Harmony Gold Mining Co. Ltd.	128,494	1,883
Impala Platinum Holdings Ltd.*	205,268	1,415
Kumba Iron Ore Ltd.	15,092	257
MTN Group Ltd.	384,252	2,588
Naspers Ltd., Class N	38,817	9,642
Nedbank Group Ltd.	104,576	1,471
Old Mutual Ltd.	1,109,559	721
OUTsurance Group Ltd.	203,506	775
Pepkor Holdings Ltd.	576,694	806
Remgro Ltd.	114,841	989
Sanlam Ltd.	402,609	1,812
Sasol Ltd.*	133,061	556
Shoprite Holdings Ltd.	112,174	1,669
Standard Bank Group Ltd.	305,051	3,991
Vodacom Group Ltd.	143,260	979
Woolworths Holdings Ltd.	206,381	575
		51,213
South Korea – 8.4%
Alteogen, Inc.*	8,936	2,186
Amorepacific Corp.	6,722	467
Celltrion, Inc.	36,295	4,193
CJ CheilJedang Corp.	1,760	296
Coway Co. Ltd.	12,355	682
DB Insurance Co. Ltd.	10,259	619
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  65 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
South Korea – 8.4%continued
Doosan Bobcat, Inc.	12,912	$442
Doosan Enerbility Co. Ltd.*	100,236	1,616
Ecopro B.M. Co. Ltd.*	11,061	734
Ecopro Co. Ltd.	23,038	787
Ecopro Materials Co. Ltd.*	5,851	233
Hana Financial Group, Inc.	64,251	2,615
Hanjin Kal Corp.	5,741	318
Hankook Tire & Technology Co. Ltd.	17,155	462
Hanmi Semiconductor Co. Ltd.	9,653	460
Hanwha Aerospace Co. Ltd.	7,222	3,075
Hanwha Ocean Co. Ltd.*	21,332	977
HD Hyundai Co. Ltd.	9,577	473
HD Hyundai Electric Co. Ltd.	5,245	1,058
HD Hyundai Heavy Industries Co. Ltd.*	4,987	954
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,667	1,327
HLB, Inc.*	26,508	996
HMM Co. Ltd.	60,901	812
HYBE Co. Ltd.*	5,196	836
Hyundai Glovis Co. Ltd.	8,616	661
Hyundai Mobis Co. Ltd.	14,036	2,497
Hyundai Motor Co.	31,565	4,259
Hyundai Rotem Co. Ltd.	17,031	1,225
Industrial Bank of Korea	68,979	668
Kakao Corp.	70,581	1,878
KakaoBank Corp.	36,797	555
KB Financial Group, Inc.	85,740	4,609
Kia Corp.	55,038	3,475
Korea Aerospace Industries Ltd.	16,214	833
Korea Electric Power Corp.	58,294	864
Korea Investment Holdings Co. Ltd.	9,317	465
Korea Zinc Co. Ltd.	966	512
Korean Air Lines Co. Ltd.	42,998	625
Krafton, Inc.*	6,657	1,519
KT&G Corp.	21,809	1,504
LG Chem Ltd.	11,292	1,902
LG Corp.	19,948	882
LG Display Co. Ltd.*	65,190	393
LG Electronics, Inc.	24,190	1,280
LG Energy Solution Ltd.*	10,689	2,449
LG H&H Co. Ltd.	2,140	455
LG Innotek Co. Ltd.	3,399	374
LG Uplus Corp.	47,600	334
LS Electric Co. Ltd.	3,345	408
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
South Korea – 8.4%continued
Meritz Financial Group, Inc.	21,326	$1,777
Mirae Asset Securities Co. Ltd.	55,751	349
NAVER Corp.	32,573	4,249
NCSoft Corp.	3,324	339
NH Investment & Securities Co. Ltd.	31,852	305
Orion Corp.	5,064	406
POSCO Future M Co. Ltd.*	7,017	581
POSCO Holdings, Inc.	16,215	3,096
Posco International Corp.	11,613	391
Samsung Biologics Co. Ltd.*	4,051	2,798
Samsung C&T Corp.	19,796	1,582
Samsung Electro-Mechanics Co. Ltd.	12,968	1,147
Samsung Electronics Co. Ltd.	1,092,770	43,276
Samsung Fire & Marine Insurance Co. Ltd.	6,966	1,704
Samsung Heavy Industries Co. Ltd.*	150,073	1,386
Samsung Life Insurance Co. Ltd.	18,106	1,026
Samsung SDI Co. Ltd.	12,446	1,611
Samsung SDS Co. Ltd.	10,044	796
Shinhan Financial Group Co. Ltd.	98,944	3,159
SK Biopharmaceuticals Co. Ltd.*	7,224	491
SK Hynix, Inc.	125,093	16,589
SK Innovation Co. Ltd.	16,065	1,236
SK Square Co. Ltd.*	21,064	1,357
SK Telecom Co. Ltd.	12,357	466
SK, Inc.	8,355	741
SKC Co. Ltd.*	4,204	297
S-Oil Corp.	10,710	410
Woori Financial Group, Inc.	147,092	1,647
Yuhan Corp.	13,100	978
		155,434
Taiwan – 16.5%
Accton Technology Corp.	114,000	2,015
Acer, Inc.	664,800	714
Advantech Co. Ltd.	109,661	1,242
Alchip Technologies Ltd.	17,873	1,507
ASE Technology Holding Co. Ltd.	753,928	3,304
Asia Cement Corp.	517,567	730
Asia Vital Components Co. Ltd.	76,000	1,059
Asustek Computer, Inc.	160,546	2,964
AUO Corp.*	1,496,172	610
Catcher Technology Co. Ltd.	137,111	868
Cathay Financial Holding Co. Ltd.	2,202,621	4,089
Chailease Holding Co. Ltd.	346,704	1,218
See Notes to the Financial Statements.
EQUITY FUNDS 66 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Taiwan – 16.5%continued
Chang Hwa Commercial Bank Ltd.	1,427,051	$765
Cheng Shin Rubber Industry Co. Ltd.	421,184	639
China Airlines Ltd.	713,000	485
China Steel Corp.	2,692,156	1,823
Chunghwa Telecom Co. Ltd.	866,260	3,356
Compal Electronics, Inc.	977,759	945
CTBC Financial Holding Co. Ltd.	3,817,248	4,552
Delta Electronics, Inc.	443,343	4,887
E Ink Holdings, Inc.	195,000	1,569
E.Sun Financial Holding Co. Ltd.	3,255,185	2,826
Eclat Textile Co. Ltd.	47,512	634
Elite Material Co. Ltd.	68,071	1,141
eMemory Technology, Inc.	14,000	977
Eva Airways Corp.	590,996	725
Evergreen Marine Corp. Taiwan Ltd.	249,544	1,665
Far Eastern New Century Corp.	741,272	736
Far EasTone Telecommunications Co. Ltd.	403,345	1,123
Feng TAY Enterprise Co. Ltd.	105,199	381
First Financial Holding Co. Ltd.	2,582,506	2,110
Formosa Chemicals & Fibre Corp.	809,499	637
Formosa Plastics Corp.	1,002,201	1,116
Fortune Electric Co. Ltd.	33,700	461
Fubon Financial Holding Co. Ltd.	1,884,927	4,857
Gigabyte Technology Co. Ltd.	125,000	924
Global Unichip Corp.	20,000	646
Globalwafers Co. Ltd.	56,709	549
Hon Hai Precision Industry Co. Ltd.	2,861,239	12,785
Hotai Motor Co. Ltd.	73,361	1,335
Hua Nan Financial Holdings Co. Ltd.	2,078,352	1,745
Innolux Corp.*	1,727,283	790
International Games System Co. Ltd.	58,187	1,361
Inventec Corp.	617,314	789
Jentech Precision Industrial Co. Ltd.	18,752	563
KGI Financial Holding Co. Ltd.	3,672,143	1,909
Largan Precision Co. Ltd.	22,835	1,634
Lite-On Technology Corp.	475,964	1,312
Lotes Co. Ltd.	19,906	839
MediaTek, Inc.	348,836	14,709
Mega Financial Holding Co. Ltd.	2,687,100	3,234
Micro-Star International Co. Ltd.	164,000	807
Nan Ya Plastics Corp.	1,161,951	1,054
Nien Made Enterprise Co. Ltd.	40,000	479
Novatek Microelectronics Corp.	130,850	2,159
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Taiwan – 16.5%continued
Pegatron Corp.	454,594	$1,155
PharmaEssentia Corp.*	56,000	883
Pou Chen Corp.	477,093	510
President Chain Store Corp.	128,220	971
Quanta Computer, Inc.	616,576	4,231
Realtek Semiconductor Corp.	110,457	1,752
Ruentex Development Co. Ltd.	410,153	435
Shanghai Commercial & Savings Bank (The) Ltd.	898,904	1,221
Shin Kong Financial Holding Co. Ltd.*	3,444,756	1,269
SinoPac Financial Holdings Co. Ltd.	2,442,872	1,642
Synnex Technology International Corp.	267,554	576
Taishin Financial Holding Co. Ltd.	2,639,954	1,373
Taiwan Business Bank	1,550,296	684
Taiwan Cooperative Financial Holding Co. Ltd.	2,409,143	1,748
Taiwan High Speed Rail Corp.	459,000	370
Taiwan Mobile Co. Ltd.	412,076	1,449
Taiwan Semiconductor Manufacturing Co. Ltd.	5,629,686	156,943
TCC Group Holdings Co. Ltd.	1,623,576	1,571
Unimicron Technology Corp.	317,000	896
Uni-President Enterprises Corp.	1,093,150	2,660
United Microelectronics Corp.	2,570,043	3,584
Vanguard International Semiconductor Corp.	218,033	620
Voltronic Power Technology Corp.	15,000	694
Wan Hai Lines Ltd.	148,005	349
Wistron Corp.	619,000	1,805
Wiwynn Corp.	25,000	1,254
WPG Holdings Ltd.	352,290	661
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	94,629	1,385
Yang Ming Marine Transport Corp.	397,000	892
Yuanta Financial Holding Co. Ltd.	2,351,210	2,376
Zhen Ding Technology Holding Ltd.	141,850	447
		304,759
Thailand – 1.1%
Advanced Info Service PCL (Registered)	194,000	1,573
Advanced Info Service PCL NVDR	73,099	594
Airports of Thailand PCL NVDR	986,400	1,105
Bangkok Dusit Medical Services PCL NVDR	2,521,300	1,626
Bangkok Expressway & Metro PCL NVDR (Registered)	1,952,598	312
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  67 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Thailand – 1.1%continued
Bumrungrad Hospital PCL NVDR	131,487	$640
Central Pattana PCL NVDR	463,200	648
Central Retail Corp. PCL NVDR (Registered)	424,458	315
Charoen Pokphand Foods PCL NVDR	869,257	612
CP ALL PCL (Registered)	905,200	1,321
CP ALL PCL NVDR	422,036	616
CP AXTRA PCL NVDR (Registered)	474,749	365
Delta Electronics Thailand PCL NVDR	707,500	1,394
Gulf Energy Development PCL NVDR (Registered)	640,450	939
Home Product Center PCL NVDR	1,361,104	348
Intouch Holdings PCL NVDR	227,000	545
Kasikornbank PCL NVDR	140,600	672
Krung Thai Bank PCL (Registered)	563,250	400
Krung Thai Bank PCL NVDR	145,793	104
Krungthai Card PCL NVDR	223,900	300
Minor International PCL NVDR	722,630	563
PTT Exploration & Production PCL (Registered)	242,500	833
PTT Exploration & Production PCL NVDR	67,143	231
PTT Oil & Retail Business PCL NVDR (Registered)	637,600	223
PTT PCL (Registered)	1,835,000	1,731
PTT PCL NVDR	427,700	404
SCB X PCL (Registered)	145,800	529
SCB X PCL NVDR	42,376	154
Siam Cement (The) PCL (Registered)	51,000	235
Siam Cement (The) PCL NVDR	128,998	597
TMBThanachart Bank PCL NVDR	6,272,700	363
True Corp. PCL NVDR (Registered)*	2,283,123	791
		21,083
Turkey – 0.5%
Akbank T.A.S.	705,188	970
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,703	987
BIM Birlesik Magazalar A.S.	103,216	1,245
Coca-Cola Icecek A.S.	183,854	259
Eregli Demir ve Celik Fabrikalari T.A.S.	793,498	470
Ford Otomotiv Sanayi A.S.	16,080	448
Haci Omer Sabanci Holding A.S.	242,992	538
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.8% (1)continued
Turkey – 0.5%continued
KOC Holding A.S.	172,571	$743
Pegasus Hava Tasimaciligi A.S.*	58,840	399
Sasa Polyester Sanayi A.S.*	2,336,384	230
Turk Hava Yollari A.O.*	126,828	1,038
Turkcell Iletisim Hizmetleri A.S.	284,945	719
Turkiye Is Bankasi A.S., Class C	1,979,817	639
Turkiye Petrol Rafinerileri A.S.	218,416	794
Turkiye Sise ve Cam Fabrikalari A.S.	324,917	330
Yapi ve Kredi Bankasi A.S.	741,010	469
		10,278
United Arab Emirates – 1.4%
Abu Dhabi Commercial Bank PJSC	663,901	1,971
Abu Dhabi Islamic Bank PJSC	335,094	1,464
Abu Dhabi National Oil Co. for Distribution PJSC	710,300	658
ADNOC Drilling Co. PJSC	754,571	1,055
Aldar Properties PJSC	885,432	2,031
Americana Restaurants International PLC - Foreign Co.	680,097	394
Dubai Islamic Bank PJSC	667,903	1,304
Emaar Development PJSC	239,122	798
Emaar Properties PJSC	1,499,972	5,465
Emirates NBD Bank PJSC	428,300	2,358
Emirates Telecommunications Group Co. PJSC	787,755	3,623
First Abu Dhabi Bank PJSC	998,673	3,754
Multiply Group PJSC*	729,128	330
		25,205
United Kingdom – 0.2%
Anglogold Ashanti PLC	115,806	4,366
United States – 0.1%
JBS S/A	175,736	1,267
Legend Biotech Corp. ADR*	16,556	562
		1,829
Total Common Stocks
(Cost $1,174,841)		1,770,094

PREFERRED STOCKS – 1.7% (1)
Brazil – 1.1%
Banco Bradesco S.A.*	1,188,894	2,634
Centrais Eletricas Brasileiras S.A., Class B, 0.25%(6)	57,341	447
Cia Energetica de Minas Gerais, 4.84%(6)	411,221	739
See Notes to the Financial Statements.
EQUITY FUNDS 68 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.7% (1)continued
Brazil – 1.1%continued
Cia Paranaense de Energia - Copel, Class B, 4.20%(6)	239,800	$440
Gerdau S.A., 2.47%(6)	326,646	930
Itau Unibanco Holding S.A., 3.62%(6)	1,221,768	6,727
Itausa S.A., 0.97%(6)	1,294,285	2,143
Petroleo Brasileiro S.A., 3.82%(6)	1,031,661	6,731
		20,791
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.09%(6)	32,526	1,295
Colombia – 0.1%
Bancolombia S.A., 9.25%(6)	102,606	1,036
South Korea – 0.4%
Hyundai Motor Co., 8.18%(6)	5,132	514
Hyundai Motor Co. (2nd Preferred), 8.16%(6)	7,847	795
Samsung Electronics Co. Ltd., 3.07%(6)	186,945	6,047
		7,356
Total Preferred Stocks
(Cost $26,580)		30,478

RIGHTS – 0.0%
Brazil – 0.0%
Itausa S.A.*	17,818	9
Total Rights
(Cost $—)		9

INVESTMENT COMPANIES – 2.8%
iShares Core MSCI Emerging Markets	68,000	3,670
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(7) (8)	48,840,280	48,840
Total Investment Companies
(Cost $52,422)		52,510

Total Investments – 100.3%
(Cost $1,253,843)		1,853,091
Liabilities less Other Assets – (0.3%)		(5,264)
Net Assets – 100.0%		$1,847,827

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security. At March 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
VK CO Ltd. GDR	11/30/20-3/5/21	880
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	953

(4)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of this security amounted to $0 or 0.0% of net assets.

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  69 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued	March 31, 2025
At March 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Hong Kong Dollar	5,228	United States Dollar	674	6/18/25	$1
Citibank	Korean Won	1,837,262	United States Dollar	1,271	6/18/25	19
Citibank	Taiwan Dollar	26,967	United States Dollar	821	6/18/25	6
Subtotal Appreciation						26
Citibank	Brazilian Real	6,964	United States Dollar	1,172	6/18/25	(28)
Citibank	Indian Rupee	7,237	United States Dollar	82	6/18/25	(2)
UBS	South African Rand	408	United States Dollar	22	6/18/25	(— )*
Subtotal Depreciation						(30)
Total						$(4)

*	Amount rounds to less than one thousand.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	1,038	$57,651	Long	6/25	$(1,707)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$57,382	$—	$—	$57,382
Chile	7,208	—	—	7,208
China	36,489	525,662	—	562,151
Colombia	1,123	—	—	1,123
Egypt	1,045	185	—	1,230
Mexico	35,422	—	—	35,422
Peru	3,473	—	—	3,473
United States	1,829	—	—	1,829
All Other Countries(1)	—	1,100,276	—	1,100,276
Total Common Stocks	143,971	1,626,123	—	1,770,094
Preferred Stocks:
South Korea	—	7,356	—	7,356
All Other Countries(1)	23,122	—	—	23,122
Total Preferred Stocks	23,122	7,356	—	30,478
Rights	9	—	—	9
Investment Companies	52,510	—	—	52,510
Total Investments	$219,612	$1,633,479	$—	$1,853,091
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$26	$—	$26
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30)	—	(30)
Futures Contracts	(1,707)	—	—	(1,707)
Total Other Financial Instruments	$(1,707)	$(4)	$—	$(1,711)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 70 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)
Australia – 4.8%
Abacus Group	244,463	$167
Abacus Storage King	340,979	251
Arena REIT	221,880	481
BWP Trust	345,190	747
Centuria Industrial REIT	327,982	593
Centuria Office REIT	229,252	162
Charter Hall Long Wale REIT	389,199	902
Charter Hall Retail REIT	321,248	719
Charter Hall Social Infrastructure REIT	205,212	349
Dexus	641,796	2,853
Dexus Industria REIT	154,798	251
Goodman Group	1,207,682	21,719
GPT Group (The)	1,144,106	3,131
Growthpoint Properties Australia Ltd.	152,965	217
HomeCo Daily Needs REIT	1,060,753	786
Ingenia Communities Group	233,078	795
Lifestyle Communities Ltd.	58,483	287
Mirvac Group	2,355,267	3,100
National Storage REIT	750,760	1,047
Region RE Ltd.	702,964	914
Scentre Group	3,078,864	6,462
Stockland	1,428,283	4,397
Vicinity Ltd.	2,277,281	3,150
Waypoint REIT Ltd.	407,202	606
		54,086
Austria – 0.1%
CA Immobilien Anlagen A.G.	22,647	550
CPI Europe A.G.*	21,280	389
		939
Belgium – 0.8%
Aedifica S.A.	28,545	1,929
Cofinimmo S.A.	22,984	1,517
Montea N.V.	11,127	795
Retail Estates N.V.	6,793	443
Shurgard Self Storage Ltd.	20,663	749
Vastned N.V.	3,993	127
Warehouses De Pauw - C.V.A.	108,528	2,573
Xior Student Housing N.V.	20,554	613
		8,746
Brazil – 0.2%
Allos S.A.	223,359	751
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Brazil – 0.2%continued
Iguatemi S.A.	125,500	$409
Multiplan Empreendimentos Imobiliarios S.A.*	208,972	828
		1,988
Canada – 1.0%
Allied Properties Real Estate Investment Trust	39,243	447
Artis Real Estate Investment Trust	32,027	172
Boardwalk Real Estate Investment Trust	14,700	685
BSR Real Estate Investment Trust	17,149	223
Canadian Apartment Properties REIT	46,816	1,403
Choice Properties Real Estate Investment Trust	96,919	940
Crombie Real Estate Investment Trust	29,581	293
CT Real Estate Investment Trust	33,481	338
Dream Industrial Real Estate Investment Trust	81,854	643
First Capital Real Estate Investment Trust	64,125	735
Granite Real Estate Investment Trust	18,438	859
H&R Real Estate Investment Trust	71,616	500
InterRent Real Estate Investment Trust	44,658	350
Killam Apartment Real Estate Investment Trust	36,742	447
NorthWest Healthcare Properties Real Estate Investment Trust	79,488	276
Primaris Real Estate Investment Trust	31,498	326
RioCan Real Estate Investment Trust	89,940	1,072
Slate Grocery REIT, Class U	17,305	170
SmartCentres Real Estate Investment Trust	42,194	741
StorageVault Canada, Inc.	147,667	401
		11,021
Chile – 0.2%
Parque Arauco S.A.	411,527	819
Plaza S.A.	454,521	941
		1,760
China – 1.8%
C&D International Investment Group Ltd.	420,134	882
China Jinmao Holdings Group Ltd.	3,204,042	520
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	332,700	422
China Overseas Grand Oceans Group Ltd.	1,024,500	247
China Overseas Land & Investment Ltd.	2,280,042	4,104
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  71 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
China – 1.8%continued
China Resources Land Ltd.	1,909,898	$6,380
China Vanke Co. Ltd., Class A*	327,840	320
China Vanke Co. Ltd., Class H*	1,324,941	946
Gemdale Properties & Investment Corp. Ltd.	3,134,000	101
Greentown China Holdings Ltd.	600,500	851
Guangzhou R&F Properties Co. Ltd., Class H*	1,076,000	145
Hopson Development Holdings Ltd.*	651,473	259
Longfor Group Holdings Ltd.	1,229,071	1,564
Poly Developments and Holdings Group Co. Ltd., Class A	435,700	498
Poly Property Group Co. Ltd.	1,140,000	213
Radiance Holdings Group Co. Ltd.*	478,000	136
Sasseur Real Estate Investment Trust	383,700	192
Seazen Group Ltd.*	1,511,904	393
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	164,916	130
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	58,300	200
Shenzhen Investment Ltd.	1,597,191	158
Shimao Group Holdings Ltd.*	857,000	98
Shui On Land Ltd.	2,073,777	182
Sunac China Holdings Ltd.*	4,151,000	832
Yanlord Land Group Ltd.*	316,100	117
Yuexiu Property Co. Ltd.	827,674	565
		20,455
Egypt – 0.0%
Talaat Moustafa Group	429,799	451
Finland – 0.1%
Citycon OYJ*	62,473	222
Kojamo OYJ*	81,658	744
		966
France – 1.5%
Altarea S.C.A.	3,105	337
Carmila S.A.	32,167	610
Covivio S.A./France	33,456	1,880
Gecina S.A.	27,439	2,585
ICADE	21,189	481
Klepierre S.A.	128,618	4,301
Mercialys S.A.	55,287	694
Nexity S.A.*	20,449	219
Unibail-Rodamco-Westfield*	71,916	6,063
		17,170
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Germany – 1.7%
Aroundtown S.A.*	456,001	$1,246
Grand City Properties S.A.*	43,588	466
Hamborner REIT A.G.	46,044	298
LEG Immobilien S.E.	44,483	3,149
Sirius Real Estate Ltd.	909,582	993
TAG Immobilien A.G.*	104,916	1,432
Vonovia S.E.	440,105	11,874
		19,458
Greece – 0.0%
LAMDA Development S.A.*	44,431	325
Hong Kong – 3.1%
CK Asset Holdings Ltd.	1,145,000	4,650
Fortune Real Estate Investment Trust	935,000	491
Hang Lung Group Ltd.	508,000	747
Hang Lung Properties Ltd.	1,129,976	962
Henderson Land Development Co. Ltd.	863,555	2,493
Hongkong Land Holdings Ltd.	656,418	2,844
Hysan Development Co. Ltd.	367,045	595
Kerry Properties Ltd.	350,599	826
Link REIT	1,546,526	7,265
Sino Land Co. Ltd.	2,419,144	2,423
Sun Hung Kai Properties Ltd.	862,425	8,187
Wharf Real Estate Investment Co. Ltd.	991,317	2,414
Yuexiu Real Estate Investment Trust	1,449,477	155
		34,052
India – 1.7%
Anant Raj Ltd.	71,850	412
Brigade Enterprises Ltd.	80,087	913
Brookfield India Real Estate Trust	178,258	604
DLF Ltd.	443,587	3,513
Embassy Office Parks REIT	504,822	2,157
Godrej Properties Ltd.*	90,370	2,241
Keystone Realtors Ltd.*	17,792	111
Macrotech Developers Ltd.	177,569	2,477
Mahindra Lifespace Developers Ltd.	47,268	164
Mindspace Business Parks REIT	126,494	555
NESCO Ltd.	12,182	130
Oberoi Realty Ltd.	75,250	1,436
Phoenix Mills (The) Ltd.	116,629	2,242
Prestige Estates Projects Ltd.	103,349	1,431
Puravankara Ltd.*	30,247	87
SignatureGlobal India Ltd.*	17,933	228
See Notes to the Financial Statements.
EQUITY FUNDS 72 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
India – 1.7%continued
Sunteck Realty Ltd.	30,214	$137
TARC Ltd.*	47,673	69
		18,907
Indonesia – 0.1%
Ciputra Development Tbk PT	5,245,036	236
Pakuwon Jati Tbk PT	8,427,840	172
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	6,001,796	142
		550
Ireland – 0.0%
Irish Residential Properties REIT PLC	302,464	308
Israel – 0.8%
Africa Israel Residences Ltd.	3,583	216
Amot Investments Ltd.	136,525	664
Aura Investments Ltd.	94,537	423
Azrieli Group Ltd.	25,451	1,715
Blue Square Real Estate Ltd.	3,169	252
Electra Real Estate Ltd.	18,058	208
Israel Canada T.R Ltd.	92,151	288
Isras Holdings Ltd.*	2,291	225
Isras Investment Co. Ltd.	759	161
Mega Or Holdings Ltd.	14,305	413
Melisron Ltd.	15,797	1,236
Mivne Real Estate KD Ltd.	339,624	911
Prashkovsky Investments and Construction Ltd.	5,032	117
REIT 1 Ltd.	117,081	562
Sella Capital Real Estate Ltd.	125,426	282
Summit Real Estate Holdings Ltd.	25,179	365
YH Dimri Construction & Development Ltd.	5,691	460
		8,498
Italy – 0.0%
Stoneweg European Real Estate Investment Trust	191,471	309
Japan – 9.3%
Activia Properties, Inc.	412	935
Advance Residence Investment Corp.	1,677	1,600
Aeon Mall Co. Ltd.	60,566	947
AEON REIT Investment Corp.	968	799
Comforia Residential REIT, Inc.	422	743
CRE Logistics REIT, Inc.	322	312
Daiwa House Industry Co. Ltd.	332,600	10,995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 9.3%continued
Daiwa House REIT Investment Corp.	1,386	$2,191
Daiwa Office Investment Corp.	319	628
Daiwa Securities Living Investments Corp.	1,165	690
Frontier Real Estate Investment Corp.	1,550	818
Fukuoka REIT Corp.	433	428
Global One Real Estate Investment Corp.	583	445
GLP J-REIT	2,813	2,264
Goldcrest Co. Ltd.	8,800	183
Hankyu Hanshin REIT, Inc.	359	357
Heiwa Real Estate Co. Ltd.	12,200	383
Heiwa Real Estate REIT, Inc.	602	508
Hoshino Resorts REIT, Inc.	373	505
Hulic Co. Ltd.	274,440	2,634
Hulic REIT, Inc.	786	751
Ichigo Office REIT Investment Corp.	642	363
Ichigo, Inc.	124,000	320
Industrial & Infrastructure Fund Investment Corp.	1,457	1,129
Invincible Investment Corp.	4,501	1,893
Japan Excellent, Inc.	681	580
Japan Hotel REIT Investment Corp.	3,054	1,479
Japan Logistics Fund, Inc.	1,439	884
Japan Metropolitan Fund Invest	4,287	2,738
Japan Prime Realty Investment Corp.	510	1,157
Japan Real Estate Investment Corp.	3,840	2,752
Katitas Co. Ltd.	29,300	387
KDX Realty Investment Corp.	2,468	2,429
Keihanshin Building Co. Ltd.	17,600	160
LaSalle Logiport REIT	1,067	992
Leopalace21 Corp.	100,600	393
Mirai Corp.	1,084	308
Mitsubishi Estate Co. Ltd.	631,280	10,303
Mitsubishi Estate Logistics REIT Investment Corp.	867	664
Mitsui Fudosan Co. Ltd.	1,571,186	14,027
Mitsui Fudosan Logistics Park, Inc.	1,805	1,240
Mori Hills REIT Investment Corp.	895	800
Mori Trust REIT, Inc.	1,615	671
Nippon Accommodations Fund, Inc.	1,360	987
Nippon Building Fund, Inc.	4,574	3,885
Nippon Prologis REIT, Inc.	1,369	2,114
NIPPON REIT Investment Corp.	967	534
Nomura Real Estate Holdings, Inc.	323,500	1,882
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  73 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 9.3%continued
Nomura Real Estate Master Fund, Inc.	2,383	$2,265
NTT UD REIT Investment Corp.	894	792
Orix JREIT, Inc.	1,573	1,851
Samty Residential Investment Corp.	194	121
Sekisui House REIT, Inc.	2,635	1,402
SOSiLA Logistics REIT, Inc.	397	288
Star Asia Investment Corp.	1,573	567
Sumitomo Realty & Development Co. Ltd.	183,725	6,894
Sun Frontier Fudousan Co. Ltd.	17,000	223
Takara Leben Real Estate Investment Corp.	567	326
Tokyo Tatemono Co. Ltd.	110,800	1,879
Tokyu REIT, Inc.	505	586
Tosei Corp.	16,200	260
United Urban Investment Corp.	1,768	1,754
		103,395
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	925,138	495
Kuwait Real Estate Co. K.S.C.	445,247	487
Mabanee Co. KPSC	415,469	1,109
National Real Estate Co. KPSC*	648,321	167
Salhia Real Estate Co. K.S.C.P.	232,398	316
		2,574
Malaysia – 0.3%
Axis Real Estate Investment Trust	1,005,762	408
Eco World Development Group Bhd.	746,100	330
IGB Real Estate Investment Trust	954,400	483
IOI Properties Group Bhd.	789,200	351
Mah Sing Group Bhd.	852,600	240
Matrix Concepts Holdings Bhd.	612,750	188
Pavilion Real Estate Investment Trust	863,500	284
Sime Darby Property Bhd.	1,800,900	539
SP Setia Bhd. Group	1,351,169	358
Sunway Real Estate Investment Trust	1,056,700	433
UEM Sunrise Bhd.	990,900	167
		3,781
Mauritius – 0.0%
Lighthouse Properties PLC	783,278	339
Mexico – 0.6%
Concentradora Fibra Danhos S.A. de C.V.	165,053	180
Corp. Inmobiliaria Vesta S.A.B. de C.V.	535,100	1,226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Mexico – 0.6%continued
FIBRA Macquarie Mexico(3)	473,826	$700
Fibra Uno Administracion S.A. de C.V.	1,688,033	1,972
Prologis Property Mexico S.A. de C.V.	620,284	1,992
		6,070
Netherlands – 0.1%
Eurocommercial Properties N.V.	25,306	688
Wereldhave N.V.	20,471	354
		1,042
New Zealand – 0.1%
Goodman Property Trust	646,980	688
Kiwi Property Group Ltd.	924,592	458
		1,146
Norway – 0.0%
Entra ASA*	32,494	373
Philippines – 0.4%
AREIT, Inc.	596,600	412
Ayala Land, Inc.	3,895,481	1,566
Megaworld Corp.	5,597,001	175
Robinsons Land Corp.	801,496	164
SM Prime Holdings, Inc.	6,018,453	2,525
		4,842
Qatar – 0.0%
United Development Co. QSC	906,633	256
Romania – 0.2%
NEPI Rockcastle N.V.*	361,058	2,614
Saudi Arabia – 0.5%
Al Rajhi REIT	160,957	356
Alandalus Property Co.	26,751	167
Arabian Centres Co.	132,784	728
Arriyadh Development Co.	50,742	448
Dar Al Arkan Real Estate Development Co.*	316,487	1,803
Emaar Economic City*	111,428	426
Jadwa REIT Saudi Fund	100,892	272
Retal Urban Development Co.	147,463	688
Saudi Real Estate Co.*	90,337	578
		5,466
Singapore – 2.7%
AIMS APAC REIT	344,282	324
CapitaLand Ascendas REIT	2,216,634	4,390
CapitaLand Ascott Trust	1,593,614	1,030
CapitaLand China Trust	690,227	361
See Notes to the Financial Statements.
EQUITY FUNDS 74 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Singapore – 2.7%continued
Capitaland India Trust	621,855	$447
CapitaLand Integrated Commercial Trust	3,494,814	5,442
CDL Hospitality Trusts	452,452	276
City Developments Ltd.	298,700	1,111
Digital Core REIT Management Pte Ltd.	511,500	270
ESR-REIT	3,699,274	658
Far East Hospitality Trust	557,503	233
Frasers Centrepoint Trust	756,009	1,225
Frasers Hospitality Trust	431,800	191
Frasers Logistics & Commercial Trust	1,687,646	1,146
Hong Fok Corp. Ltd.	164,700	95
Keppel DC REIT	1,114,866	1,779
Keppel REIT	1,463,520	936
Lendlease Global Commercial REIT	951,822	360
Mapletree Industrial Trust	1,261,355	1,967
Mapletree Logistics Trust	2,083,926	2,025
Mapletree Pan Asia Commercial Trust	1,418,861	1,320
PARAGON REIT	682,000	492
Parkway Life Real Estate Investment Trust	283,000	873
Starhill Global REIT	841,290	313
Suntec Real Estate Investment Trust	1,219,091	1,070
UOL Group Ltd.	276,197	1,215
		29,549
South Africa – 0.5%
Equites Property Fund Ltd.	479,963	369
Fortress Real Estate Investments Ltd., Class B	725,405	747
Growthpoint Properties Ltd.	2,052,536	1,453
Hyprop Investments Ltd.	222,385	507
Redefine Properties Ltd.	4,072,468	931
Resilient REIT Ltd.	189,669	588
Vukile Property Fund Ltd.	685,741	654
		5,249
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	78,511	251
LOTTE REIT Co. Ltd.	104,892	249
SK REITs Co. Ltd.	83,820	280
		780
Spain – 0.3%
Aedas Homes S.A.	5,665	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Spain – 0.3%continued
Inmobiliaria Colonial Socimi S.A.	182,151	$1,075
Merlin Properties Socimi S.A.	235,192	2,525
		3,761
Sweden – 1.6%
Atrium Ljungberg AB, Class B	31,011	511
Castellum AB*	234,813	2,589
Catena AB	26,941	1,166
Cibus Nordic Real Estate AB publ	38,267	564
Corem Property Group AB, Class B	313,508	145
Dios Fastigheter AB*	67,888	450
Fabege AB	134,439	1,090
Fastighets AB Balder, Class B*	425,146	2,662
FastPartner AB, Class A	30,977	164
Hufvudstaden AB, Class A	68,568	773
NP3 Fastigheter AB	19,020	445
Nyfosa AB*	99,474	867
Pandox AB	64,217	1,112
Platzer Fastigheter Holding AB, Class B	31,141	232
Sagax AB, Class B	131,008	2,748
Samhallsbyggnadsbolaget i Norden AB	595,142	202
Wallenstam AB, Class B	207,807	893
Wihlborgs Fastigheter AB	161,707	1,589
		18,202
Switzerland – 1.4%
Allreal Holding A.G. (Registered)	8,715	1,811
Hiag Immobilien Holding A.G.	2,970	319
International Workplace Group PLC	450,219	1,051
Intershop Holding A.G.	3,147	482
Mobimo Holding A.G. (Registered)	4,259	1,508
PSP Swiss Property A.G. (Registered)	27,142	4,240
Swiss Prime Site A.G. (Registered)	45,824	5,627
		15,038
Taiwan – 0.4%
Advancetek Enterprise Co. Ltd.	128,000	315
Chong Hong Construction Co. Ltd.	98,000	293
Crowell Development Corp.	86,000	104
Da-Li Development Co. Ltd.	141,584	205
Farglory Land Development Co. Ltd.	162,462	339
Highwealth Construction Corp.	800,113	1,050
Huaku Development Co. Ltd.	159,800	530
Huang Hsiang Construction Corp.	55,000	107
Kindom Development Co. Ltd.	204,900	329
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  75 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Taiwan – 0.4%continued
Prince Housing & Development Corp.	502,000	$152
Ruentex Development Co. Ltd.	945,955	1,003
Sakura Development Co. Ltd.	175,461	334
Yungshin Construction & Development Co. Ltd.	37,000	155
		4,916
Thailand – 0.4%
Amata Corp. PCL NVDR	450,835	272
AP Thailand PCL (Registered)	441,405	98
AP Thailand PCL NVDR	962,104	214
Central Pattana PCL (Registered)	581,626	806
Central Pattana PCL NVDR	627,298	877
Land & Houses PCL NVDR	5,032,200	633
Quality Houses PCL NVDR	4,597,400	210
Sansiri PCL NVDR	8,249,666	347
Supalai PCL (Registered)	280,445	132
Supalai PCL NVDR	377,500	178
WHA Corp. PCL NVDR	4,897,900	499
		4,266
Turkey – 0.1%
Is Gayrimenkul Yatirim Ortakligi A.S.*	265,974	114
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	329,329	132
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	119,938	192
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	274
		712
United Arab Emirates – 0.7%
Aldar Properties PJSC	2,291,540	5,256
Deyaar Development PJSC	598,845	148
Emaar Development PJSC	595,076	1,987
RAK Properties PJSC*	934,634	341
		7,732
United Kingdom – 3.0%
Assura PLC	1,864,104	1,113
Big Yellow Group PLC	110,356	1,332
British Land (The) Co. PLC	595,682	2,843
Derwent London PLC	59,097	1,409
Empiric Student Property PLC	412,316	454
Grainger PLC	426,478	1,122
Great Portland Estates PLC	207,663	801
Hammerson PLC	283,067	905
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United Kingdom – 3.0%continued
Home REIT PLC(2) *	484,349	$147
Land Securities Group PLC	422,279	3,001
LondonMetric Property PLC	1,221,763	2,895
Primary Health Properties PLC	743,303	906
PRS REIT (The) PLC	319,507	478
Safestore Holdings PLC	128,243	1,017
Segro PLC	761,315	6,795
Shaftesbury Capital PLC	881,445	1,427
Supermarket Income REIT PLC	722,793	717
Target Healthcare REIT PLC	343,178	409
Tritax Big Box REIT PLC	1,340,866	2,432
UNITE Group (The) PLC	229,436	2,413
Urban Logistics REIT PLC	264,098	444
Workspace Group PLC	84,135	454
		33,514
United States – 57.5%
Acadia Realty Trust	70,607	1,479
Agree Realty Corp.	61,465	4,744
Alexander & Baldwin, Inc.	43,615	751
Alexander's, Inc.	1,479	309
Alexandria Real Estate Equities, Inc.	93,425	8,643
American Assets Trust, Inc.	29,267	589
American Healthcare REIT, Inc.	92,204	2,794
American Homes 4 Rent, Class A	197,287	7,459
Americold Realty Trust, Inc.	161,324	3,462
Apartment Investment and Management Co., Class A	77,881	685
Apple Hospitality REIT, Inc.	134,148	1,732
AvalonBay Communities, Inc.	84,585	18,154
Brandywine Realty Trust	105,546	471
Brixmor Property Group, Inc.	180,779	4,800
Broadstone Net Lease, Inc.	112,883	1,924
BXP, Inc.	89,140	5,989
Camden Property Trust	63,421	7,756
CareTrust REIT, Inc.	111,036	3,173
CBL & Associates Properties, Inc.	8,008	213
Centerspace	9,398	609
Community Healthcare Trust, Inc.	16,405	298
COPT Defense Properties	66,480	1,813
Cousins Properties, Inc.	99,047	2,922
CubeSmart	134,130	5,729
DiamondRock Hospitality Co.	126,594	977
Digital Realty Trust, Inc.	197,328	28,275
Diversified Healthcare Trust	94,588	227
See Notes to the Financial Statements.
EQUITY FUNDS 76 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 57.5%continued
Douglas Emmett, Inc.	98,843	$1,581
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	59,338	629
EastGroup Properties, Inc.	29,398	5,178
Elme Communities	52,811	919
Empire State Realty Trust, Inc., Class A	83,889	656
Equinix, Inc.	57,398	46,799
Equity Commonwealth(2)	75,000	—
Equity LifeStyle Properties, Inc.	107,747	7,187
Equity Residential	203,069	14,536
Essex Property Trust, Inc.	38,218	11,717
Extra Space Storage, Inc.	126,055	18,718
Federal Realty Investment Trust	45,302	4,431
First Industrial Realty Trust, Inc.	78,589	4,241
Four Corners Property Trust, Inc.	56,464	1,621
FRP Holdings, Inc.*	7,389	211
Getty Realty Corp.	30,746	959
Gladstone Commercial Corp.	26,190	392
Global Medical REIT, Inc.	38,318	335
Global Net Lease, Inc.	117,823	947
Healthcare Realty Trust, Inc.	201,019	3,397
Healthpeak Properties, Inc.	415,517	8,402
Highwoods Properties, Inc.	62,568	1,855
Host Hotels & Resorts, Inc.	414,828	5,895
Howard Hughes Holdings, Inc.*	19,824	1,469
Hudson Pacific Properties, Inc.	88,362	261
Independence Realty Trust, Inc.	133,697	2,838
Innovative Industrial Properties, Inc.	16,969	918
InvenTrust Properties Corp.	45,311	1,331
Invitation Homes, Inc.	345,945	12,056
Iron Mountain, Inc.	174,514	15,015
JBG SMITH Properties	46,691	752
Kennedy-Wilson Holdings, Inc.	66,194	575
Kilroy Realty Corp.	67,187	2,201
Kimco Realty Corp.	400,236	8,501
Kite Realty Group Trust	131,021	2,931
LTC Properties, Inc.	25,981	921
LXP Industrial Trust	176,404	1,526
Macerich (The) Co.	148,281	2,546
Medical Properties Trust, Inc.	320,165	1,931
Mid-America Apartment Communities, Inc.	69,520	11,650
National Health Investors, Inc.	26,973	1,992
National Storage Affiliates Trust	43,423	1,711
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 57.5%continued
NETSTREIT Corp.	46,614	$739
NexPoint Residential Trust, Inc.	14,203	561
NNN REIT, Inc.	111,253	4,745
Omega Healthcare Investors, Inc.	160,364	6,107
One Liberty Properties, Inc.	9,915	260
Paramount Group, Inc.	106,723	459
Park Hotels & Resorts, Inc.	125,184	1,337
Pebblebrook Hotel Trust	72,559	735
Phillips Edison & Co., Inc.	73,052	2,666
Piedmont Office Realty Trust, Inc., Class A	75,502	556
Plymouth Industrial REIT, Inc.	25,316	413
Prologis, Inc.	550,944	61,590
Public Storage	93,769	28,064
Realty Income Corp.	520,552	30,197
Regency Centers Corp.	102,434	7,556
Rexford Industrial Realty, Inc.	131,884	5,163
RLJ Lodging Trust	92,872	733
Ryman Hospitality Properties, Inc.	33,991	3,108
Sabra Health Care REIT, Inc.	140,066	2,447
Saul Centers, Inc.	8,460	305
Sila Realty Trust, Inc.	32,695	873
Simon Property Group, Inc.	193,976	32,216
SITE Centers Corp.	29,416	378
SL Green Realty Corp.	42,542	2,455
St. Joe (The) Co.	24,693	1,159
STAG Industrial, Inc.	108,895	3,933
Summit Hotel Properties, Inc.	67,358	364
Sun Communities, Inc.	75,711	9,739
Sunstone Hotel Investors, Inc.	112,838	1,062
Tanger, Inc.	65,762	2,222
Terreno Realty Corp.	59,232	3,745
UDR, Inc.	186,306	8,415
UMH Properties, Inc.	44,723	836
Universal Health Realty Income Trust	8,491	348
Urban Edge Properties	73,869	1,404
Ventas, Inc.	249,516	17,157
Veris Residential, Inc.	50,056	847
Vornado Realty Trust	96,850	3,582
Welltower, Inc.	370,451	56,757
Whitestone REIT	25,455	371
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  77 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 57.5%continued
WP Carey, Inc.	130,078	$8,209
Xenia Hotels & Resorts, Inc.	61,223	720
		642,241
Total Common Stocks
(Cost $829,282)		1,097,847

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	10,255,344	10,255
Total Investment Companies
(Cost $10,255)		10,255

Total Investments – 99.2%
(Cost $839,537)		1,108,102
Other Assets less Liabilities – 0.8%		8,672
Net Assets – 100.0%		$1,116,774

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of this security amounted to approximately $700,000 or
0.1% of net assets.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	British Pound	488	United States Dollar	630	6/18/25	$(— )*
Bank of Montreal	Canadian Dollar	126	United States Dollar	88	6/18/25	(— )*
Bank of Montreal	Euro	1,219	United States Dollar	1,327	6/18/25	3
Citibank	Korean Won	369,053	United States Dollar	255	6/18/25	4
Citibank	Swiss Franc	786	United States Dollar	900	6/18/25	2
Citibank	Taiwan Dollar	20,844	United States Dollar	637	6/18/25	7
Morgan Stanley	Japanese Yen	113,028	United States Dollar	771	6/18/25	10
Morgan Stanley	United States Dollar	156	Swedish Krona	1,580	6/18/25	2
Subtotal Appreciation						28
Bank of Montreal	Norwegian Krone	860	United States Dollar	81	6/18/25	(1)
Bank of Montreal	United States Dollar	307	Australian Dollar	488	6/18/25	(2)
Bank of Montreal	United States Dollar	111	Hong Kong Dollar	864	6/18/25	(— )*
BNP Paribas	United States Dollar	459	Singapore Dollar	611	6/18/25	(3)
Citibank	Brazilian Real	1,400	United States Dollar	236	6/18/25	(5)
Citibank	Indian Rupee	2,221	United States Dollar	25	6/18/25	(1)
Subtotal Depreciation						(12)
Total						$16

*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
EQUITY FUNDS 78 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400 (United States Dollar)	35	$10,285	Long	6/25	$(45)
MSCI EAFE Index (United States Dollar)	43	5,195	Long	6/25	(139)
MSCI Emerging Markets Index (United States Dollar)	30	1,666	Long	6/25	(35)
S&P/TSX 60 Index (Canadian Dollar)	11	2,290	Long	6/25	35
Total					$(184)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	98.3%
Short-Term Investments	0.9
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$1,988	$—	$—	$1,988
Canada	11,021	—	—	11,021
Chile	1,760	—	—	1,760
Egypt	451	—	—	451
Mexico	6,070	—	—	6,070
United Kingdom	—	33,367	147	33,514
United States	642,241	—	—	642,241
All Other Countries(1)	—	400,802	—	400,802
Total Common Stocks	663,531	434,169	147	1,097,847
Investment Companies	10,255	—	—	10,255
Total Investments	$673,786	$434,169	$147	$1,108,102
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$28	$—	$28
Futures Contracts	35	—	—	35
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12)	—	(12)
Futures Contracts	(219)	—	—	(219)
Total Other Financial Instruments	$(184)	$16	$—	$(168)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  79 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 99.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	71,994	$2,071
FlexShares® Global Quality Real Estate Index Fund(1)	13,308	771
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,564
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	46,879	3,507
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	92,097	4,834
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	43,590	8,968
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	13,996	807
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	4,794
iShares 20+ Year Treasury Bond ETF	17,830	1,623
iShares 3-7 Year Treasury Bond ETF	26,814	3,168
iShares 7-10 Year Treasury Bond ETF	20,390	1,945
iShares MBS ETF	35,300	3,310
Northern Funds - Fixed Income Fund(1)	1,316,856	11,746
Northern Funds - High Yield Fixed Income Fund(1)	394,615	2,364
Northern Funds - International Equity Index Fund(1)	293,223	4,372
Northern Funds - Small Cap Core Fund(1)	77,155	1,799
Northern Funds - Stock Index Fund(1)	322,307	18,330
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(1) (2)	1,162,359	1,162
Total Investment Companies
(Cost $69,869)		77,135

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.12%, 9/11/25(3) (4)	$88	$86
Total Short-Term Investments
(Cost $86)		86

Total Investments – 100.0%
(Cost $69,955)		77,221
Liabilities less Other Assets – (0.0%)		(13)
NET ASSETS – 100.0%		$77,208

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of March 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 80 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
U.S. Treasury Long Bond	22	$2,580	Long	6/25	$26

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$77,135	$—	$—	$77,135
Short-Term Investments	—	86	—	86
Total Investments	$77,135	$86	$—	$77,221
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$26	$—	$—	$26
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  81 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	4,342	$1,940
Automobiles – 0.7%
Tesla, Inc.(1) *	6,348	1,645
Banks – 2.5%
Bank of America Corp.	5,722	239
Citigroup, Inc.	39,346	2,793
Comerica, Inc.	9,882	584
JPMorgan Chase & Co.	8,202	2,012
		5,628
Beverages – 0.1%
PepsiCo, Inc.	1,954	293
Biotechnology – 3.6%
AbbVie, Inc.	21,482	4,501
Amgen, Inc.	1,824	568
Gilead Sciences, Inc.	27,942	3,131
		8,200
Broadline Retail – 3.3%
Amazon.com, Inc.(1) *	33,007	6,280
eBay, Inc.	11,600	786
Kohl's Corp.	37,422	306
		7,372
Building Products – 0.3%
A.O. Smith Corp.	10,466	684
Capital Markets – 2.8%
Bank of New York Mellon (The) Corp.	18,206	1,527
Invesco Ltd.	65,806	998
Janus Henderson Group PLC	15,456	559
Lazard, Inc.	12,068	522
Morgan Stanley	6,608	771
State Street Corp.	12,963	1,161
Virtu Financial, Inc., Class A	19,500	743
		6,281
Chemicals – 0.5%
CF Industries Holdings, Inc.	9,001	703
NewMarket Corp.	335	190
Scotts Miracle-Gro (The) Co.	4,937	271
		1,164
Communications Equipment – 1.8%
Cisco Systems, Inc.	57,677	3,559
Ubiquiti, Inc.	1,658	514
		4,073
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Consumer Finance – 0.5%
Ally Financial, Inc.	15,370	$560
OneMain Holdings, Inc.	12,532	613
		1,173
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	787	744
Containers & Packaging – 0.5%
Packaging Corp. of America	5,237	1,037
Distributors – 0.0%
Pool Corp.	26	8
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,785	263
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	118,762	3,359
Electric Utilities – 2.2%
Duke Energy Corp.	15,993	1,951
Exelon Corp.	19,981	921
OGE Energy Corp.	15,981	734
Southern (The) Co.	15,585	1,433
		5,039
Electrical Equipment – 0.6%
Rockwell Automation, Inc.	3,569	922
Vertiv Holdings Co., Class A	5,516	398
		1,320
Entertainment – 0.2%
Playtika Holding Corp.	83,213	430
Financial Services – 2.6%
Berkshire Hathaway, Inc., Class B*	3,562	1,897
Corebridge Financial, Inc.	19,432	613
Equitable Holdings, Inc.	9,072	473
Fidelity National Information Services, Inc.	16,020	1,196
MGIC Investment Corp.	15,722	390
UWM Holdings Corp.	93,050	508
Visa, Inc., Class A	169	59
Western Union (The) Co.	65,862	697
		5,833
Food Products – 0.3%
General Mills, Inc.	13,260	793
Gas Utilities – 0.4%
UGI Corp.	29,215	966
See Notes to the Financial Statements.
EQUITY FUNDS 82 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Ground Transportation – 0.8%
Old Dominion Freight Line, Inc.	4,426	$732
Union Pacific Corp.	4,115	972
		1,704
Health Care Equipment & Supplies – 0.6%
Abbott Laboratories	8,962	1,189
Baxter International, Inc.	191	6
ResMed, Inc.	482	108
		1,303
Health Care Providers & Services – 1.4%
Cardinal Health, Inc.	9,167	1,263
Cencora, Inc.	4,825	1,342
McKesson Corp.	446	300
UnitedHealth Group, Inc.	515	270
		3,175
Health Care Real Estate Investment Trusts – 0.3%
Omega Healthcare Investors, Inc.	15,524	591
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	20,316	289
Park Hotels & Resorts, Inc.	46,724	499
		788
Hotels, Restaurants & Leisure – 0.9%
Starbucks Corp.	13,758	1,349
Yum! Brands, Inc.	3,855	607
		1,956
Household Products – 2.4%
Clorox (The) Co.	5,897	868
Kimberly-Clark Corp.	10,297	1,464
Procter & Gamble (The) Co.	18,517	3,156
		5,488
Independent Power & Renewable Electricity Producers – 0.6%
Brookfield Renewable Corp.	22,869	639
Clearway Energy, Inc., Class C	25,014	757
		1,396
Industrial Conglomerates – 0.8%
3M Co.	12,622	1,854
Insurance – 2.8%
Aflac, Inc.	12,684	1,410
Allstate (The) Corp.	4,665	966
MetLife, Inc.	15,461	1,241
Old Republic International Corp.	19,663	771
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Insurance – 2.8%continued
Principal Financial Group, Inc.	10,596	$894
Prudential Financial, Inc.	10,231	1,143
		6,425
Interactive Media & Services – 6.7%
Alphabet, Inc., Class A(1)	43,931	6,794
Meta Platforms, Inc., Class A(1)	14,432	8,318
		15,112
IT Services – 1.7%
Accenture PLC, Class A	3,302	1,031
Cognizant Technology Solutions Corp., Class A	9,884	756
International Business Machines Corp.	8,667	2,155
		3,942
Leisure Products – 0.5%
Hasbro, Inc.	18,773	1,154
Machinery – 1.1%
Caterpillar, Inc.	405	134
Illinois Tool Works, Inc.	6,097	1,512
Otis Worldwide Corp.	7,649	789
		2,435
Media – 1.2%
Comcast Corp., Class A	58,963	2,176
Nexstar Media Group, Inc.	545	97
Omnicom Group, Inc.	6,342	526
		2,799
Metals & Mining – 0.3%
Southern Copper Corp.	6,725	629
Mortgage Real Estate Investment Trusts – 1.0%
Annaly Capital Management, Inc.	35,273	717
Rithm Capital Corp.	64,705	741
Starwood Property Trust, Inc.	35,776	707
		2,165
Multi-Utilities – 1.5%
Consolidated Edison, Inc.	9,808	1,085
Dominion Energy, Inc.	23,901	1,340
Public Service Enterprise Group, Inc.	12,891	1,061
		3,486
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	21,072	625
Oil, Gas & Consumable Fuels – 2.5%
Antero Midstream Corp.	44,837	807
Chevron Corp.	353	59
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  83 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Oil, Gas & Consumable Fuels – 2.5%continued
DT Midstream, Inc.	7,007	$676
Exxon Mobil Corp.	24,531	2,918
Texas Pacific Land Corp.	499	661
Viper Energy, Inc.	13,029	588
		5,709
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	3,495	321
Personal Care Products – 0.5%
Kenvue, Inc.	48,018	1,151
Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	46,580	2,841
Eli Lilly & Co.	939	776
Johnson & Johnson	26,099	4,328
Merck & Co., Inc.	27,491	2,468
Organon & Co.	43,472	647
Royalty Pharma PLC, Class A	457	14
		11,074
Professional Services – 2.2%
Automatic Data Processing, Inc.	9,213	2,815
Broadridge Financial Solutions, Inc.	3,259	790
Paychex, Inc.	9,232	1,424
Robert Half, Inc.	890	49
		5,078
Residential Real Estate Investment Trusts – 1.2%
Camden Property Trust	6,627	810
Equity Residential	15,488	1,109
Mid-America Apartment Communities, Inc.	4,562	765
		2,684
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	22,890	608
Simon Property Group, Inc.	7,836	1,301
		1,909
Semiconductors & Semiconductor Equipment – 11.1%
Applied Materials, Inc.	714	104
Broadcom, Inc.	20,920	3,503
KLA Corp.	2,464	1,675
Lam Research Corp.	25,448	1,850
NVIDIA Corp.(1)	132,735	14,386
QUALCOMM, Inc.	18,973	2,914
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Semiconductors & Semiconductor Equipment – 11.1%continued
Skyworks Solutions, Inc.	9,754	$630
Texas Instruments, Inc.	95	17
		25,079
Software – 7.5%
Bentley Systems, Inc., Class B	10,297	405
Intuit, Inc.	4,342	2,666
Microsoft Corp.	31,682	11,893
Oracle Corp.	6,610	924
Salesforce, Inc.	3,909	1,049
		16,937
Specialized Real Estate Investment Trusts – 1.1%
EPR Properties	1,915	101
Lamar Advertising Co., Class A	5,187	590
Public Storage	3,607	1,080
VICI Properties, Inc.	19,543	637
		2,408
Specialty Retail – 2.5%
Bath & Body Works, Inc.	318	10
Best Buy Co., Inc.	13,957	1,027
Home Depot (The), Inc.	7,413	2,717
Lowe's Cos., Inc.	4,797	1,119
Williams-Sonoma, Inc.	5,386	851
		5,724
Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.(1)	77,666	17,252
HP, Inc.	35,442	982
NetApp, Inc.	8,870	779
		19,013
Textiles, Apparel & Luxury Goods – 0.8%
Carter's, Inc.	2,015	82
Tapestry, Inc.	23,684	1,668
		1,750
Tobacco – 2.9%
Altria Group, Inc.	39,548	2,374
Philip Morris International, Inc.	25,805	4,096
		6,470
Trading Companies & Distributors – 0.6%
Fastenal Co.	15,551	1,206
MSC Industrial Direct Co., Inc., Class A	2,336	181
		1,387
See Notes to the Financial Statements.
EQUITY FUNDS 84 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Wireless Telecommunication Services – 0.6%
T-Mobile U.S., Inc.	4,979	$1,328
Total Common Stocks
(Cost $155,864)		223,294

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(2) (3)	2,564,533	2,565
Total Investment Companies
(Cost $2,565)		2,565

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(4) (5)	$161	$158
Total Short-Term Investments
(Cost $148)		158

Total Investments – 99.8%
(Cost $158,577)		226,017
Other Assets less Liabilities – 0.2%		365
NET ASSETS – 100.0%		$226,382

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	97	$2,742	Long	6/25	$(11)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2025, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Class A, Exp. Date 4/17/25, Strike Price $200.00	(439)	$(6,789)	$(2)
Amazon.com, Inc., Exp. Date 4/17/25, Strike Price $235.00	(330)	(6,279)	(1)
Apple, Inc., Exp. Date 4/17/25, Strike Price $260.00	(388)	(8,619)	(2)
Meta Platforms, Inc., Class A, Exp. Date 4/17/25, Strike Price $750.00	(144)	(8,300)	(1)
NVIDIA Corp., Exp. Date 4/17/25, Strike Price $150.00	(1,327)	(14,382)	(5)
Tesla, Inc., Exp. Date 4/17/25, Strike Price $400.00	(63)	(1,633)	(1)
Total Written Options Contracts			$(12)
(Premiums Received (000s) $37)
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  85 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$223,294	$—	$—	$223,294
Investment Companies	2,565	—	—	2,565
Short-Term Investments	—	158	—	158
Total Investments	$225,859	$158	$—	$226,017
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(11)	$—	$—	$(11)
Written Options	(12)	—	—	(12)
Total Other Financial Instruments	$(23)	$—	$—	$(23)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 86 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)
Australia – 5.5%
ANZ Group Holdings Ltd.	87,097	$1,592
Aristocrat Leisure Ltd.	17,065	689
BlueScope Steel Ltd.	29,446	394
Fortescue Ltd.	128,049	1,238
Glencore PLC*	152,289	560
National Australia Bank Ltd.	24,443	523
Origin Energy Ltd.	32,491	215
Pro Medicus Ltd.	2,742	346
Qantas Airways Ltd.	29,592	169
Rio Tinto PLC	13,158	787
Scentre Group	32,405	68
Stockland	190,042	585
Telstra Group Ltd.	158,011	417
		7,583
Austria – 0.0%
Verbund A.G.	487	35
Belgium – 1.1%
Ageas S.A./N.V.	18,069	1,086
D'ieteren Group	2,502	431
		1,517
Brazil – 0.4%
Yara International ASA	20,679	626
Canada – 10.6%
Air Canada*	35,775	352
AltaGas Ltd.	8,107	222
Barrick Gold Corp.	36,953	717
Canadian Imperial Bank of Commerce	15,255	858
Canadian National Railway Co.	6,528	635
Canadian Natural Resources Ltd.	49,966	1,538
Canadian Utilities Ltd., Class A	4,720	121
CCL Industries, Inc., Class B	12,687	620
Celestica, Inc.*	1,478	117
CGI, Inc.	8,495	848
Emera, Inc.	5,787	244
Empire Co. Ltd., Class A	14,458	485
Fairfax Financial Holdings Ltd.	936	1,353
Fortis, Inc.	121	6
Gildan Activewear, Inc.	18,612	823
iA Financial Corp., Inc.	10,107	960
IGM Financial, Inc.	39,211	1,206
Imperial Oil Ltd.	4,118	297
Manulife Financial Corp.	53,819	1,677
Open Text Corp.	988	25
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Canada – 10.6%continued
Shopify, Inc., Class A*	1,827	$174
Suncor Energy, Inc.	28,753	1,113
TFI International, Inc.	3,074	238
		14,629
China – 1.0%
BOC Hong Kong Holdings Ltd.	283,802	1,149
SITC International Holdings Co. Ltd.	30,702	83
Yangzijiang Shipbuilding Holdings Ltd.	69,700	122
		1,354
Denmark – 2.7%
AP Moller - Maersk A/S, Class B	232	406
Carlsberg A/S, Class B	960	122
Demant A/S*	18,722	630
Novo Nordisk A/S, Class B	7,595	526
Pandora A/S	7,635	1,169
ROCKWOOL A/S, Class B	1,990	826
		3,679
Finland – 1.5%
Fortum OYJ	12,462	204
Kone OYJ, Class B	6,514	361
Orion OYJ, Class B	8,007	476
Wartsila OYJ Abp	54,574	974
		2,015
France – 8.6%
Bureau Veritas S.A.	39,807	1,204
Capgemini S.E.	6,202	928
Carrefour S.A.	16,412	235
Cie Generale des Etablissements Michelin S.C.A.	25,423	892
Danone S.A.	7,877	604
Eiffage S.A.	2,375	277
Engie S.A.	20,985	409
Eurazeo S.E.	1,539	114
FDJ UNITED	26,049	819
Ipsen S.A.	6,303	726
Klepierre S.A.	20,913	699
L'Oreal S.A.	709	263
Publicis Groupe S.A.	12,071	1,137
Safran S.A.	6,258	1,651
Societe Generale S.A.	21,068	951
TotalEnergies S.E.	13,443	869
Unibail-Rodamco-Westfield*	1,378	116
		11,894
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  87 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Germany – 6.9%
adidas A.G.	2,318	$543
Brenntag S.E.	7,240	468
Deutsche Boerse A.G.	1,917	565
Deutsche Post A.G.	24,629	1,051
Deutsche Telekom A.G. (Registered)	51,080	1,891
E.ON S.E.	5,565	84
Evonik Industries A.G.	5,458	118
Fresenius Medical Care A.G.	22,065	1,090
Fresenius S.E. & Co. KGaA*	3,651	156
Heidelberg Materials A.G.	4,731	809
Knorr-Bremse A.G.	8,242	747
Mercedes-Benz Group A.G.	817	48
Nemetschek S.E.	2,488	289
RWE A.G.	5,835	208
SAP S.E.	2,134	567
Siemens A.G. (Registered)	3,829	878
		9,512
Hong Kong – 1.6%
CK Asset Holdings Ltd.	106,992	435
CK Infrastructure Holdings Ltd.	8,397	50
CLP Holdings Ltd.	28,095	229
Futu Holdings Ltd. ADR	10,832	1,109
Sun Hung Kai Properties Ltd.	30,486	289
WH Group Ltd.(2)	138,689	127
		2,239
Ireland – 0.3%
AIB Group PLC	61,215	397
Israel – 1.8%
Bank Leumi Le-Israel B.M.	73,706	991
Check Point Software Technologies Ltd.*	4,769	1,087
ICL Group Ltd.	72,786	412
		2,490
Italy – 3.2%
Enel S.p.A.	75,899	616
Intesa Sanpaolo S.p.A.	289,364	1,490
Poste Italiane S.p.A.	69,391	1,236
UniCredit S.p.A.	16,623	933
Unipol Assicurazioni S.p.A.	11,504	184
		4,459
Japan – 19.4%
Asahi Kasei Corp.	28,200	197
Asics Corp.	29,400	624
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 19.4%continued
Bandai Namco Holdings, Inc.	14,100	$473
Canon, Inc.	9,700	302
Central Japan Railway Co.	2,200	42
Chubu Electric Power Co., Inc.	2,400	26
Chugai Pharmaceutical Co. Ltd.	1,600	73
Dai-ichi Life Holdings, Inc.	54,400	414
Daito Trust Construction Co. Ltd.	1,120	115
Daiwa House Industry Co. Ltd.	10,900	360
Fast Retailing Co. Ltd.	900	269
Fujikura Ltd.	8,300	305
Hitachi Ltd.	10,700	248
Hoya Corp.	5,300	598
Isuzu Motors Ltd.	83,700	1,134
ITOCHU Corp.	32,827	1,517
Japan Airlines Co. Ltd.	19,000	325
Japan Tobacco, Inc.	17,500	481
Kansai Electric Power (The) Co., Inc.	4,900	58
Kao Corp.	14,600	631
KDDI Corp.	52,038	821
Komatsu Ltd.	33,100	961
Konami Group Corp.	8,000	945
LY Corp.	184,700	625
Makita Corp.	34,800	1,155
Mitsubishi Corp.	23,100	406
Mitsubishi UFJ Financial Group, Inc.	81,000	1,094
Mitsui OSK Lines Ltd.	12,800	444
Mizuho Financial Group, Inc.	5,500	150
Nintendo Co. Ltd.	300	20
Nitto Denko Corp.	63,100	1,163
Ono Pharmaceutical Co. Ltd.	81,500	875
Oracle Corp. Japan	11,500	1,209
ORIX Corp.	20,900	432
Osaka Gas Co. Ltd.	1,200	27
Recruit Holdings Co. Ltd.	3,400	177
SCREEN Holdings Co. Ltd.	2,200	143
SCSK Corp.	11,800	291
SG Holdings Co. Ltd.	2,900	29
Sony Group Corp.	17,700	451
Subaru Corp.	66,300	1,180
Sumitomo Corp.	21,100	474
Sumitomo Electric Industries Ltd.	44,000	734
Sumitomo Mitsui Financial Group, Inc.	78,400	2,000
Suntory Beverage & Food Ltd.	21,876	721
Suzuki Motor Corp.	4,000	49
See Notes to the Financial Statements.
EQUITY FUNDS 88 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 19.4%continued
TIS, Inc.	20,600	$569
Tokyo Electron Ltd.	7,700	1,050
Tokyo Gas Co. Ltd.	600	19
Yokogawa Electric Corp.	16,700	324
		26,730
Jordan – 0.4%
Hikma Pharmaceuticals PLC	22,988	578
Netherlands – 2.9%
Adyen N.V.*	15	23
Akzo Nobel N.V.	4,410	272
ASML Holding N.V.	2,313	1,530
Koninklijke Ahold Delhaize N.V.	37,975	1,420
Koninklijke KPN N.V.	49,072	208
Wolters Kluwer N.V.	3,935	611
		4,064
Norway – 1.1%
Equinor ASA	16,646	441
Norsk Hydro ASA	68,473	399
Salmar ASA	13,576	653
		1,493
Singapore – 1.9%
Oversea-Chinese Banking Corp. Ltd.	118,000	1,508
Singapore Airlines Ltd.	48,700	245
Singapore Technologies Engineering Ltd.	164,100	826
		2,579
Spain – 3.7%
Acciona S.A.	976	128
ACS Actividades de Construccion y Servicios S.A.	6,622	378
Aena S.M.E. S.A.	2,912	683
Amadeus IT Group S.A.	9,660	740
Banco Bilbao Vizcaya Argentaria S.A.	138,266	1,885
Endesa S.A.	8,740	231
Iberdrola S.A.	32,607	527
Industria de Diseno Textil S.A.	10,479	523
		5,095
Sweden – 2.6%
H&M Hennes & Mauritz AB, Class B	63,647	840
Hexagon AB, Class B	3,265	35
Investor AB, Class B	57,370	1,712
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Sweden – 2.6%continued
Sandvik AB	9,326	$197
Swedbank AB, Class A	37,760	859
		3,643
Switzerland – 2.3%
ABB Ltd. (Registered)	26,768	1,385
Logitech International S.A. (Registered)	13,369	1,137
Sonova Holding A.G. (Registered)	597	174
Temenos A.G. (Registered)	6,068	471
		3,167
United Kingdom – 8.8%
3i Group PLC	23,604	1,106
Associated British Foods PLC	14,314	354
AstraZeneca PLC	2,656	388
Barclays PLC	464,028	1,742
Centrica PLC	119,875	232
DCC PLC	3,212	214
HSBC Holdings PLC	96,535	1,095
Imperial Brands PLC	38,770	1,434
Marks & Spencer Group PLC	153,522	707
National Grid PLC	33,318	434
NatWest Group PLC	93,609	548
Next PLC	7,072	1,018
Reckitt Benckiser Group PLC	2,981	201
RELX PLC	19,305	970
Rolls-Royce Holdings PLC*	39,599	383
Sage Group (The) PLC	29,727	464
Smiths Group PLC	25,386	636
SSE PLC	76	2
Standard Chartered PLC	3,191	47
Unilever PLC	1,757	105
Vodafone Group PLC	30,128	28
		12,108
United States – 9.1%
CSL Ltd.	164	25
GSK PLC	91,351	1,745
Holcim A.G.*	7,119	766
Nestle S.A. (Registered)	4,913	497
Novartis A.G. (Registered)	25,505	2,837
Roche Holding A.G. (Genusschein)	7,428	2,442
Sanofi S.A.	6,668	739
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  89 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
United States – 9.1%continued
Shell PLC	68,464	$2,492
Swiss Re A.G.	6,452	1,095
		12,638
Total Common Stocks
(Cost $113,559)		134,524

PREFERRED STOCKS – 0.9% (1)
Germany – 0.9%
Henkel A.G. & Co. KGaA, 2.78%(3)	16,096	1,280
Total Preferred Stocks
(Cost $1,249)		1,280

INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	122,131	122
Total Investment Companies
(Cost $122)		122

Total Investments – 98.4%
(Cost $114,930)		135,926
Other Assets less Liabilities – 1.6%		2,185
Net Assets – 100.0%		$138,111

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of this security amounted to approximately $127,000 or
0.1% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	22	$1,234	Long	6/25	$(34)
FTSE 100 Index (British Pound)	3	333	Long	6/25	(3)
S&P/TSX 60 Index (Canadian Dollar)	1	208	Long	6/25	3
SPI 200 Index (Australian Dollar)	1	123	Long	6/25	(— )*
Yen Denominated Nikkei 225 (Japanese Yen)	4	481	Long	6/25	(13)
Total					$(47)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
EQUITY FUNDS 90 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$14,629	$—	$—	$14,629
Hong Kong	1,109	1,130	—	2,239
Israel	1,087	1,403	—	2,490
All Other Countries(1)	—	115,166	—	115,166
Total Common Stocks	16,825	117,699	—	134,524
Preferred Stocks	—	1,280	—	1,280
Investment Companies	122	—	—	122
Total Investments	$16,947	$118,979	$—	$135,926
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3
Liabilities
Futures Contracts	(50)	—	—	(50)
Total Other Financial Instruments	$(47)	$—	$—	$(47)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  91 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)
Australia – 6.5%
ANZ Group Holdings Ltd.	854,752	$15,625
APA Group	394,817	1,953
Aristocrat Leisure Ltd.	162,189	6,550
ASX Ltd.	57,105	2,335
BHP Group Ltd.	1,453,294	35,246
BlueScope Steel Ltd.	128,657	1,720
Brambles Ltd.	390,291	4,910
CAR Group Ltd.	109,283	2,171
Cochlear Ltd.	18,193	2,996
Coles Group Ltd.	391,906	4,792
Commonwealth Bank of Australia	480,210	45,632
Computershare Ltd.	150,675	3,707
Fortescue Ltd.	487,705	4,717
Glencore PLC*	2,969,640	10,924
Goodman Group	581,589	10,459
GPT Group (The)	559,398	1,531
Insurance Australia Group Ltd.	683,685	3,313
Lottery (The) Corp. Ltd.	667,267	1,992
Macquarie Group Ltd.	104,197	12,918
Medibank Pvt Ltd.	784,945	2,183
National Australia Bank Ltd.	883,001	18,903
Northern Star Resources Ltd.	332,426	3,838
Origin Energy Ltd.	497,397	3,290
Pro Medicus Ltd.	16,906	2,136
Qantas Airways Ltd.	235,279	1,342
QBE Insurance Group Ltd.	425,555	5,862
REA Group Ltd.	15,575	2,157
Reece Ltd.	67,484	669
Rio Tinto Ltd.	104,980	7,634
Rio Tinto PLC	324,211	19,382
Santos Ltd.	898,291	3,754
Scentre Group	1,421,001	2,982
SGH Ltd.	56,559	1,769
Sonic Healthcare Ltd.	131,700	2,124
South32 Ltd.	1,307,201	2,638
Stockland	702,839	2,164
Suncorp Group Ltd.	312,306	3,782
Telstra Group Ltd.	1,163,944	3,069
Transurban Group	883,970	7,428
Treasury Wine Estates Ltd.	238,478	1,459
Vicinity Ltd.	1,123,564	1,554
Washington H Soul Pattinson & Co. Ltd.	64,896	1,413
Wesfarmers Ltd.	325,352	14,743
Westpac Banking Corp.	985,477	19,565
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Australia – 6.5%continued
WiseTech Global Ltd.	51,584	$2,655
Woodside Energy Group Ltd.	535,517	7,748
Woolworths Group Ltd.	350,458	6,492
		326,226
Austria – 0.2%
Erste Group Bank A.G.	88,075	6,119
Mondi PLC	121,035	1,804
OMV A.G.	42,819	2,197
Verbund A.G.	19,706	1,398
		11,518
Belgium – 0.8%
Ageas S.A./N.V.	43,380	2,606
Anheuser-Busch InBev S.A./N.V.	257,618	15,863
D'ieteren Group	6,316	1,088
Groupe Bruxelles Lambert N.V.	24,854	1,858
KBC Group N.V.	65,667	6,006
Lotus Bakeries N.V.	119	1,060
Sofina S.A.	4,529	1,158
Syensqo S.A.	20,310	1,390
UCB S.A.	36,173	6,380
		37,409
Brazil – 0.0%
Yara International ASA	49,662	1,504
Chile – 0.1%
Antofagasta PLC	112,980	2,468
China – 0.5%
BOC Hong Kong Holdings Ltd.	1,062,608	4,302
Prosus N.V.*	392,792	18,324
SITC International Holdings Co. Ltd.	398,000	1,082
Wharf Holdings (The) Ltd.	320,000	762
Wilmar International Ltd.	565,800	1,404
Yangzijiang Shipbuilding Holdings Ltd.	739,300	1,291
		27,165
Denmark – 2.4%
AP Moller - Maersk A/S, Class A	880	1,509
AP Moller - Maersk A/S, Class B	1,255	2,196
Carlsberg A/S, Class B	27,462	3,498
Coloplast A/S, Class B	35,340	3,716
Danske Bank A/S	195,957	6,425
Demant A/S*	27,804	935
DSV A/S	58,520	11,328
Genmab A/S*	17,932	3,501
See Notes to the Financial Statements.
EQUITY FUNDS 92 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Denmark – 2.4%continued
Novo Nordisk A/S, Class B	923,567	$64,015
Novonesis (Novozymes) B	100,739	5,871
Orsted A/S*	49,182	2,165
Pandora A/S	23,591	3,612
ROCKWOOL A/S, Class B	2,794	1,159
Tryg A/S	98,679	2,349
Vestas Wind Systems A/S*	289,494	3,992
Zealand Pharma A/S*	18,784	1,414
		117,685
Finland – 1.0%
Elisa OYJ	38,372	1,870
Fortum OYJ	131,965	2,163
Kesko OYJ, Class B	78,296	1,602
Kone OYJ, Class B	96,303	5,329
Metso OYJ	180,411	1,866
Neste OYJ	124,399	1,146
Nokia OYJ	1,519,691	8,014
Nordea Bank Abp	898,818	11,494
Orion OYJ, Class B	30,246	1,798
Sampo OYJ, Class A	700,246	6,707
Stora Enso OYJ (Registered)	165,953	1,575
UPM-Kymmene OYJ	153,990	4,133
Wartsila OYJ Abp	144,874	2,586
		50,283
France – 9.6%
Accor S.A.	55,838	2,549
Aeroports de Paris S.A.	10,000	1,023
Air Liquide S.A.	165,866	31,565
Airbus S.E.	170,383	30,042
Alstom S.A.*	101,763	2,253
Amundi S.A.	17,965	1,410
Arkema S.A.	15,991	1,221
AXA S.A.	506,727	21,632
BioMerieux	12,245	1,513
BNP Paribas S.A.	291,647	24,289
Bollore S.E.	207,017	1,214
Bouygues S.A.	53,974	2,128
Bureau Veritas S.A.	93,128	2,816
Capgemini S.E.	43,682	6,532
Carrefour S.A.	159,402	2,286
Cie de Saint-Gobain S.A.	127,986	12,722
Cie Generale des Etablissements Michelin S.C.A.	189,323	6,643
Covivio S.A./France	15,543	873
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
France – 9.6%continued
Credit Agricole S.A.	305,028	$5,545
Danone S.A.	184,371	14,128
Dassault Aviation S.A.	5,804	1,931
Dassault Systemes S.E.	192,115	7,321
Edenred S.E.	67,035	2,187
Eiffage S.A.	19,813	2,310
Engie S.A.	518,070	10,095
EssilorLuxottica S.A.	85,269	24,531
Eurazeo S.E.	12,057	894
FDJ UNITED	30,490	958
Gecina S.A.	13,737	1,294
Getlink S.E.	88,664	1,536
Hermes International S.C.A.	9,094	23,831
Ipsen S.A.	10,248	1,181
Kering S.A.	21,320	4,428
Klepierre S.A.	62,510	2,091
Legrand S.A.	75,043	7,946
L'Oreal S.A.	68,916	25,589
LVMH Moet Hennessy Louis Vuitton S.E.	78,971	49,303
Orange S.A.	523,082	6,782
Pernod Ricard S.A.	56,796	5,642
Publicis Groupe S.A.	65,828	6,203
Renault S.A.	56,432	2,868
Rexel S.A.	64,830	1,742
Safran S.A.	103,267	27,242
Sartorius Stedim Biotech	8,476	1,686
Societe Generale S.A.	206,381	9,318
Sodexo S.A.	26,426	1,698
Teleperformance S.E.	15,701	1,583
Thales S.A.	26,912	7,226
TotalEnergies S.E.	616,673	39,856
Unibail-Rodamco-Westfield*	34,638	2,920
Veolia Environnement S.A.	203,043	6,979
Vinci S.A.	141,553	17,888
		479,443
Germany – 9.4%
adidas A.G.	49,022	11,480
Allianz S.E. (Registered)	110,536	42,143
BASF S.E.	256,468	12,747
Bayer A.G. (Registered)	282,004	6,732
Bayerische Motoren Werke A.G.	82,528	6,582
Beiersdorf A.G.	27,731	3,590
Brenntag S.E.	35,636	2,302
Commerzbank A.G.	268,895	6,104
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  93 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Germany – 9.4%continued
Continental A.G.	30,546	$2,135
Covestro A.G.*	52,333	3,361
CTS Eventim A.G. & Co. KGaA	18,278	1,826
Daimler Truck Holding A.G.	135,957	5,465
Deutsche Bank A.G. (Registered)	530,108	12,519
Deutsche Boerse A.G.	53,720	15,833
Deutsche Lufthansa A.G. (Registered)	181,517	1,314
Deutsche Post A.G.	274,599	11,721
Deutsche Telekom A.G. (Registered)	1,001,302	37,077
E.ON S.E.	633,801	9,565
Evonik Industries A.G.	73,633	1,589
Fresenius Medical Care A.G.	59,889	2,958
Fresenius S.E. & Co. KGaA*	121,326	5,172
GEA Group A.G.	45,630	2,761
Hannover Rueck S.E.	17,338	5,147
Heidelberg Materials A.G.	38,800	6,639
Henkel A.G. & Co. KGaA	30,629	2,206
Infineon Technologies A.G.	375,581	12,403
Knorr-Bremse A.G.	20,347	1,843
LEG Immobilien S.E.	21,697	1,536
Mercedes-Benz Group A.G.	206,140	12,089
Merck KGaA	36,644	5,017
MTU Aero Engines A.G.	15,412	5,338
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	38,242	24,105
Nemetschek S.E.	16,934	1,964
Puma S.E.	29,826	722
Rational A.G.	1,462	1,211
Rheinmetall A.G.	12,459	17,869
RWE A.G.	181,034	6,466
SAP S.E.	299,565	79,532
Scout24 S.E.	21,718	2,264
Siemens A.G. (Registered)	218,026	50,021
Siemens Energy A.G.*	182,268	10,643
Siemens Healthineers A.G.	79,185	4,249
Symrise A.G.	38,094	3,945
Talanx A.G.	19,366	2,026
Vonovia S.E.	212,706	5,739
Zalando S.E.*	65,879	2,273
		470,223
Hong Kong – 1.8%
AIA Group Ltd.	3,104,686	23,469
CK Asset Holdings Ltd.	540,638	2,196
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Hong Kong – 1.8%continued
CK Infrastructure Holdings Ltd.	171,353	$1,026
CLP Holdings Ltd.	470,014	3,831
Futu Holdings Ltd. ADR	16,020	1,640
Hang Seng Bank Ltd.	222,779	3,027
Henderson Land Development Co. Ltd.	419,929	1,212
HKT Trust & HKT Ltd.	1,110,220	1,485
Hong Kong & China Gas Co. Ltd.	3,184,005	2,742
Hong Kong Exchanges & Clearing Ltd.	344,296	15,316
Hongkong Land Holdings Ltd.	318,900	1,382
Jardine Matheson Holdings Ltd.	47,000	1,987
Link REIT	744,478	3,497
MTR Corp. Ltd.	445,136	1,461
Power Assets Holdings Ltd.	393,317	2,355
Prudential PLC	752,379	8,117
Sino Land Co. Ltd.	1,118,561	1,120
Sun Hung Kai Properties Ltd.	414,758	3,937
Swire Pacific Ltd., Class A	119,051	1,050
Techtronic Industries Co. Ltd.	392,833	4,731
WH Group Ltd.(2)	2,375,713	2,185
Wharf Real Estate Investment Co. Ltd.	445,766	1,086
		88,852
Ireland – 0.4%
AerCap Holdings N.V.	55,838	5,705
AIB Group PLC	598,273	3,884
Bank of Ireland Group PLC	280,501	3,319
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	43,136	4,522
Kingspan Group PLC	45,195	3,655
		21,085
Israel – 0.8%
Azrieli Group Ltd.	13,152	886
Bank Hapoalim B.M.	365,355	4,949
Bank Leumi Le-Israel B.M.	425,415	5,718
Check Point Software Technologies Ltd.*	24,973	5,692
Elbit Systems Ltd.	7,704	2,956
Global-e Online Ltd.*	27,250	972
ICL Group Ltd.	224,099	1,268
Israel Discount Bank Ltd., Class A	365,397	2,539
Mizrahi Tefahot Bank Ltd.	42,949	1,928
Nice Ltd.*	18,226	2,804
Nova Ltd.*	8,299	1,544
See Notes to the Financial Statements.
EQUITY FUNDS 94 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Israel – 0.8%continued
Teva Pharmaceutical Industries Ltd. ADR*	318,834	$4,901
Wix.com Ltd.*	14,881	2,431
		38,588
Italy – 2.9%
Amplifon S.p.A.	36,249	733
Banco BPM S.p.A.	368,378	3,746
BPER Banca SPA	289,600	2,272
Coca-Cola HBC A.G. - CDI*	63,586	2,879
Davide Campari-Milano N.V.	181,076	1,063
DiaSorin S.p.A.	6,669	661
Enel S.p.A.	2,332,432	18,920
Eni S.p.A.	613,759	9,479
Ferrari N.V.	36,161	15,423
FinecoBank Banca Fineco S.p.A.	176,146	3,490
Generali	270,763	9,513
Infrastrutture Wireless Italiane S.p.A.	96,117	1,018
Intesa Sanpaolo S.p.A.	4,345,254	22,371
Leonardo S.p.A.	115,811	5,652
Mediobanca Banca di Credito Finanziario S.p.A.	147,476	2,769
Moncler S.p.A.	66,265	4,095
Nexi S.p.A.*	129,488	689
Poste Italiane S.p.A.	128,609	2,291
Prysmian S.p.A.	81,198	4,457
Recordati Industria Chimica e Farmaceutica S.p.A.	33,136	1,878
Snam S.p.A.	601,338	3,120
Telecom Italia S.p.A.*	3,038,534	1,027
Terna - Rete Elettrica Nazionale	398,585	3,608
UniCredit S.p.A.	399,285	22,411
Unipol Assicurazioni S.p.A.	102,536	1,640
		145,205
Japan – 21.2%
Advantest Corp.	218,600	9,723
Aeon Co. Ltd.	186,000	4,661
AGC, Inc.	56,900	1,731
Aisin Corp.	148,500	1,616
Ajinomoto Co., Inc.	264,400	5,229
ANA Holdings, Inc.	42,900	790
Asahi Group Holdings Ltd.	411,200	5,258
Asahi Kasei Corp.	354,800	2,484
Asics Corp.	184,900	3,927
Astellas Pharma, Inc.	515,000	4,977
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 21.2%continued
Bandai Namco Holdings, Inc.	168,800	$5,658
Bridgestone Corp.	165,100	6,631
Canon, Inc.	269,500	8,403
Capcom Co. Ltd.	97,400	2,402
Central Japan Railway Co.	218,400	4,160
Chiba Bank (The) Ltd.	166,600	1,564
Chubu Electric Power Co., Inc.	181,500	1,969
Chugai Pharmaceutical Co. Ltd.	191,565	8,750
Concordia Financial Group Ltd.	302,700	1,995
Dai Nippon Printing Co. Ltd.	114,300	1,622
Daifuku Co. Ltd.	91,300	2,228
Dai-ichi Life Holdings, Inc.	1,032,000	7,856
Daiichi Sankyo Co. Ltd.	500,000	11,733
Daikin Industries Ltd.	75,200	8,164
Daito Trust Construction Co. Ltd.	16,600	1,698
Daiwa House Industry Co. Ltd.	161,400	5,335
Daiwa Securities Group, Inc.	378,200	2,523
Denso Corp.	538,200	6,677
Dentsu Group, Inc.	56,218	1,238
Disco Corp.	26,300	5,415
East Japan Railway Co.	257,836	5,083
Eisai Co. Ltd.	76,700	2,128
ENEOS Holdings, Inc.	791,497	4,152
FANUC Corp.	269,500	7,355
Fast Retailing Co. Ltd.	54,600	16,305
Fuji Electric Co. Ltd.	39,700	1,686
FUJIFILM Holdings Corp.	318,800	6,103
Fujikura Ltd.	71,900	2,642
Fujitsu Ltd.	503,800	10,015
Hankyu Hanshin Holdings, Inc.	67,600	1,815
Hikari Tsushin, Inc.	5,100	1,315
Hitachi Ltd.	1,332,000	30,837
Honda Motor Co. Ltd.	1,279,000	11,604
Hoshizaki Corp.	31,400	1,211
Hoya Corp.	100,300	11,314
Hulic Co. Ltd.	135,300	1,298
Idemitsu Kosan Co. Ltd.	255,940	1,803
Inpex Corp.	254,600	3,504
Isuzu Motors Ltd.	163,200	2,210
ITOCHU Corp.	340,100	15,712
Japan Airlines Co. Ltd.	42,200	721
Japan Exchange Group, Inc.	286,900	2,939
Japan Post Bank Co. Ltd.	516,100	5,212
Japan Post Holdings Co. Ltd.	547,200	5,466
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  95 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 21.2%continued
Japan Post Insurance Co. Ltd.	57,000	$1,156
Japan Tobacco, Inc.	347,000	9,529
JFE Holdings, Inc.	161,500	1,976
Kajima Corp.	111,600	2,279
Kansai Electric Power (The) Co., Inc.	271,300	3,208
Kao Corp.	132,600	5,730
Kawasaki Kisen Kaisha Ltd.	107,900	1,458
KDDI Corp.	885,400	13,973
Keyence Corp.	55,756	21,885
Kikkoman Corp.	196,700	1,894
Kirin Holdings Co. Ltd.	220,300	3,054
Kobe Bussan Co. Ltd.	42,600	1,001
Komatsu Ltd.	259,100	7,519
Konami Group Corp.	28,500	3,366
Kubota Corp.	285,700	3,508
Kyocera Corp.	365,100	4,114
Kyowa Kirin Co. Ltd.	73,200	1,062
Lasertec Corp.	22,900	1,964
LY Corp.	802,500	2,714
M3, Inc.	125,700	1,439
Makita Corp.	67,500	2,240
Marubeni Corp.	405,800	6,484
MatsukiyoCocokara & Co.	93,900	1,470
MEIJI Holdings Co. Ltd.	68,152	1,475
MINEBEA MITSUMI, Inc.	101,100	1,476
Mitsubishi Chemical Group Corp.	389,000	1,920
Mitsubishi Corp.	979,100	17,220
Mitsubishi Electric Corp.	542,300	9,902
Mitsubishi Estate Co. Ltd.	307,600	5,020
Mitsubishi HC Capital, Inc.	263,000	1,769
Mitsubishi Heavy Industries Ltd.	919,900	15,720
Mitsubishi UFJ Financial Group, Inc.	3,291,195	44,448
Mitsui & Co. Ltd.	722,600	13,582
Mitsui Fudosan Co. Ltd.	761,100	6,795
Mitsui OSK Lines Ltd.	99,800	3,462
Mizuho Financial Group, Inc.	693,718	18,894
MonotaRO Co. Ltd.	73,100	1,365
MS&AD Insurance Group Holdings, Inc.	366,729	7,944
Murata Manufacturing Co. Ltd.	482,273	7,498
NEC Corp.	349,500	7,417
Nexon Co. Ltd.	101,800	1,391
NIDEC CORP.	237,700	3,980
Nintendo Co. Ltd.	317,100	21,629
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 21.2%continued
Nippon Building Fund, Inc.	2,170	$1,843
Nippon Paint Holdings Co. Ltd.	278,900	2,092
Nippon Sanso Holdings Corp.	49,200	1,487
Nippon Steel Corp.	279,961	5,976
Nippon Telegraph & Telephone Corp.	8,642,300	8,347
Nippon Yusen K.K.	124,700	4,106
Nissan Motor Co. Ltd.*	643,800	1,635
Nissin Foods Holdings Co. Ltd.	59,500	1,212
Nitori Holdings Co. Ltd.	22,800	2,257
Nitto Denko Corp.	200,800	3,701
Nomura Holdings, Inc.	855,700	5,246
Nomura Research Institute Ltd.	107,322	3,483
NTT Data Group Corp.	179,800	3,250
Obayashi Corp.	188,400	2,505
Obic Co. Ltd.	92,000	2,655
Olympus Corp.	322,100	4,231
Omron Corp.	51,200	1,442
Ono Pharmaceutical Co. Ltd.	113,700	1,221
Oracle Corp. Japan	11,300	1,188
Oriental Land Co. Ltd.	310,800	6,116
ORIX Corp.	333,900	6,908
Osaka Gas Co. Ltd.	102,700	2,326
Otsuka Corp.	66,500	1,441
Otsuka Holdings Co. Ltd.	127,115	6,598
Pan Pacific International Holdings Corp.	110,900	3,036
Panasonic Holdings Corp.	665,200	7,968
Rakuten Group, Inc.*	427,500	2,446
Recruit Holdings Co. Ltd.	402,700	20,920
Renesas Electronics Corp.	479,700	6,516
Resona Holdings, Inc.	595,810	5,157
Ricoh Co. Ltd.	152,600	1,614
SBI Holdings, Inc.	78,660	2,110
SCREEN Holdings Co. Ltd.	23,600	1,538
SCSK Corp.	45,500	1,123
Secom Co. Ltd.	119,500	4,069
Seiko Epson Corp.	81,400	1,301
Sekisui Chemical Co. Ltd.	106,000	1,806
Sekisui House Ltd.	168,400	3,766
Seven & i Holdings Co. Ltd.	631,600	9,179
SG Holdings Co. Ltd.	94,000	938
Shimadzu Corp.	67,100	1,678
Shimano, Inc.	21,600	3,032
Shin-Etsu Chemical Co. Ltd.	513,900	14,641
Shionogi & Co. Ltd.	215,200	3,244
See Notes to the Financial Statements.
EQUITY FUNDS 96 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Japan – 21.2%continued
Shiseido Co. Ltd.	117,300	$2,218
SMC Corp.	16,300	5,800
SoftBank Corp.	8,270,000	11,525
SoftBank Group Corp.	272,700	13,799
Sompo Holdings, Inc.	254,235	7,707
Sony Group Corp.	1,764,800	44,952
Subaru Corp.	170,900	3,043
Sumitomo Corp.	315,500	7,088
Sumitomo Electric Industries Ltd.	204,300	3,409
Sumitomo Metal Mining Co. Ltd.	71,600	1,556
Sumitomo Mitsui Financial Group, Inc.	1,070,626	27,318
Sumitomo Mitsui Trust Group, Inc.	188,638	4,707
Sumitomo Realty & Development Co. Ltd.	89,500	3,358
Suntory Beverage & Food Ltd.	41,500	1,367
Suzuki Motor Corp.	447,000	5,450
Sysmex Corp.	143,094	2,722
T&D Holdings, Inc.	141,900	3,023
Taisei Corp.	47,800	2,116
Takeda Pharmaceutical Co. Ltd.	457,566	13,589
TDK Corp.	554,200	5,785
Terumo Corp.	382,100	7,174
TIS, Inc.	59,700	1,649
Toho Co. Ltd.	32,400	1,609
Tokio Marine Holdings, Inc.	509,100	19,635
Tokyo Electron Ltd.	128,100	17,468
Tokyo Gas Co. Ltd.	99,900	3,176
Tokyo Metro Co. Ltd.	83,800	1,018
Tokyu Corp.	147,600	1,661
TOPPAN Holdings, Inc.	68,200	1,863
Toray Industries, Inc.	394,000	2,691
Toyota Industries Corp.	47,000	4,011
Toyota Motor Corp.	2,720,720	47,989
Toyota Tsusho Corp.	180,600	3,017
Trend Micro, Inc.	37,300	2,509
Unicharm Corp.	315,000	2,506
West Japan Railway Co.	124,100	2,420
Yakult Honsha Co. Ltd.	71,500	1,358
Yamaha Motor Co. Ltd.	268,200	2,143
Yaskawa Electric Corp.	64,100	1,608
Yokogawa Electric Corp.	66,700	1,296
Zensho Holdings Co. Ltd.	28,500	1,529
ZOZO, Inc.	117,900	1,133
		1,062,120
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Jersey – 0.0%
CVC Capital Partners PLC*	60,648	$1,205
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,161
Luxembourg – 0.1%
ArcelorMittal S.A.	133,997	3,870
Eurofins Scientific S.E.	39,427	2,101
		5,971
Macau – 0.1%
Galaxy Entertainment Group Ltd.	624,148	2,451
Sands China Ltd.*	680,699	1,371
		3,822
Netherlands – 3.9%
ABN AMRO Bank N.V. - C.V.A.	134,419	2,831
Adyen N.V.*	6,295	9,622
Aegon Ltd.	373,582	2,457
Akzo Nobel N.V.	49,109	3,028
Argenx S.E.*	17,244	10,184
ASM International N.V.	13,459	6,167
ASML Holding N.V.	113,003	74,774
ASR Nederland N.V.	47,143	2,714
BE Semiconductor Industries N.V.	23,301	2,420
Euronext N.V.	22,655	3,281
EXOR N.V.	29,135	2,651
Heineken Holding N.V.	37,262	2,705
Heineken N.V.	81,837	6,683
IMCD N.V.	16,380	2,180
ING Groep N.V.	901,833	17,655
JDE Peet's N.V.	49,761	1,094
Koninklijke Ahold Delhaize N.V.	266,254	9,954
Koninklijke KPN N.V.	1,087,210	4,603
Koninklijke Philips N.V.*	226,925	5,765
NN Group N.V.	78,952	4,394
Randstad N.V.	31,113	1,294
Universal Music Group N.V.	233,205	6,428
Wolters Kluwer N.V.	68,261	10,603
		193,487
New Zealand – 0.3%
Auckland International Airport Ltd.	494,000	2,293
Contact Energy Ltd.	224,458	1,167
Fisher & Paykel Healthcare Corp. Ltd.	167,641	3,200
Infratil Ltd.	268,195	1,583
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  97 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
New Zealand – 0.3%continued
Meridian Energy Ltd.	388,019	$1,235
Xero Ltd.*	41,431	4,051
		13,529
Norway – 0.6%
Aker BP ASA	93,489	2,215
DNB Bank ASA	256,806	6,755
Equinor ASA	234,354	6,206
Gjensidige Forsikring ASA	59,937	1,379
Kongsberg Gruppen ASA	25,156	3,688
Mowi ASA	131,854	2,456
Norsk Hydro ASA	415,713	2,425
Orkla ASA	200,960	2,206
Salmar ASA	18,128	872
Telenor ASA	176,882	2,527
		30,729
Poland – 0.0%
InPost S.A.*	65,589	965
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	914,454	3,092
Galp Energia SGPS S.A.	120,165	2,113
Jeronimo Martins SGPS S.A.	81,740	1,736
		6,941
Singapore – 1.7%
CapitaLand Ascendas REIT	1,062,392	2,104
CapitaLand Integrated Commercial Trust	1,685,216	2,624
CapitaLand Investment Ltd.	663,662	1,347
DBS Group Holdings Ltd.	570,105	19,566
Genting Singapore Ltd.	1,704,380	943
Grab Holdings Ltd., Class A*	658,784	2,984
Keppel Ltd.	412,350	2,109
Oversea-Chinese Banking Corp. Ltd.	979,851	12,522
Sea Ltd. ADR*	104,576	13,646
Sembcorp Industries Ltd.	264,100	1,234
Singapore Airlines Ltd.	418,035	2,108
Singapore Exchange Ltd.	252,500	2,514
Singapore Technologies Engineering Ltd.	440,300	2,216
Singapore Telecommunications Ltd.	2,116,825	5,367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Singapore – 1.7%continued
STMicroelectronics N.V.	194,738	$4,263
United Overseas Bank Ltd.	364,849	10,276
		85,823
South Africa – 0.2%
Anglo American PLC	364,257	10,226
South Korea – 0.0%
Delivery Hero S.E.*	53,599	1,272
Spain – 3.0%
Acciona S.A.	7,195	942
ACS Actividades de Construccion y Servicios S.A.	51,532	2,939
Aena S.M.E. S.A.	21,353	5,005
Amadeus IT Group S.A.	129,672	9,937
Banco Bilbao Vizcaya Argentaria S.A.	1,652,014	22,519
Banco de Sabadell S.A.	1,559,010	4,389
Banco Santander S.A.	4,330,059	29,165
CaixaBank S.A.	1,137,701	8,855
Cellnex Telecom S.A.*	151,760	5,387
EDP Renovaveis S.A.	91,846	766
Endesa S.A.	93,555	2,478
Grifols S.A.*	90,080	803
Iberdrola S.A.	1,673,403	27,053
Industria de Diseno Textil S.A.	313,195	15,623
Redeia Corp. S.A.	115,354	2,316
Repsol S.A.	331,526	4,405
Telefonica S.A.	1,107,318	5,211
		147,793
Sweden – 3.1%
AddTech AB, Class B	76,422	2,240
Alfa Laval AB	82,962	3,553
Assa Abloy AB, Class B	286,192	8,600
Atlas Copco AB, Class A	764,639	12,251
Atlas Copco AB, Class B	455,359	6,421
Beijer Ref AB	108,676	1,525
Boliden AB	80,272	2,628
Epiroc AB, Class A	188,644	3,810
Epiroc AB, Class B	116,644	2,061
EQT AB	104,036	3,181
Essity AB, Class B	172,009	4,889
Evolution AB	46,298	3,454
Fastighets AB Balder, Class B*	200,895	1,258
H&M Hennes & Mauritz AB, Class B	164,790	2,176
Hexagon AB, Class B	596,840	6,395
See Notes to the Financial Statements.
EQUITY FUNDS 98 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Sweden – 3.1%continued
Holmen AB, Class B	21,263	$843
Industrivarden AB, Class A	36,171	1,331
Industrivarden AB, Class C	41,539	1,528
Indutrade AB	79,429	2,207
Investment AB Latour, Class B	43,691	1,191
Investor AB, Class B	495,669	14,796
L E Lundbergforetagen AB, Class B	22,433	1,126
Lifco AB, Class B	63,283	2,240
Nibe Industrier AB, Class B	437,307	1,667
Saab AB, Class B	94,747	3,722
Sagax AB, Class B	62,226	1,305
Sandvik AB	310,872	6,558
Securitas AB, Class B	141,031	1,995
Skandinaviska Enskilda Banken AB, Class A	453,071	7,429
Skanska AB, Class B	97,142	2,147
SKF AB, Class B	100,236	2,035
Svenska Cellulosa AB S.C.A., Class B	176,570	2,327
Svenska Handelsbanken AB, Class A	414,198	4,676
Swedbank AB, Class A	240,523	5,472
Swedish Orphan Biovitrum AB*	56,242	1,611
Tele2 AB, Class B	155,872	2,101
Telefonaktiebolaget LM Ericsson, Class B	788,644	6,118
Telia Co. AB	689,962	2,490
Trelleborg AB, Class B	59,706	2,227
Volvo AB, Class B	455,603	13,399
		156,983
Switzerland – 4.8%
ABB Ltd. (Registered)	453,682	23,479
Avolta A.G.*	28,300	1,238
Baloise Holding A.G. (Registered)	12,015	2,522
Banque Cantonale Vaudoise (Registered)	8,446	921
Barry Callebaut A.G. (Registered)	1,069	1,418
BKW A.G.	5,956	1,045
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	269	3,631
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	4,062
Cie Financiere Richemont S.A., Class A (Registered)	154,222	26,931
DSM-Firmenich A.G.	52,620	5,215
EMS-Chemie Holding A.G. (Registered)	2,113	1,435
Galderma Group A.G.*	27,155	2,890
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
Switzerland – 4.8%continued
Geberit A.G. (Registered)	9,523	$5,946
Givaudan S.A. (Registered)	2,641	11,349
Helvetia Holding A.G. (Registered)	10,934	2,267
Julius Baer Group Ltd.	58,913	4,069
Kuehne + Nagel International A.G. (Registered)	14,190	3,286
Logitech International S.A. (Registered)	44,110	3,751
Lonza Group A.G. (Registered)	20,684	12,731
Partners Group Holding A.G.	6,438	9,136
Sandoz Group A.G.	119,617	5,032
Schindler Holding A.G. (Participation Certificate)	11,802	3,687
Schindler Holding A.G. (Registered)	6,566	1,985
SGS S.A. (Registered)	44,189	4,386
SIG Group A.G.*	87,730	1,621
Sika A.G. (Registered)	43,663	10,576
Sonova Holding A.G. (Registered)	14,232	4,149
Straumann Holding A.G. (Registered)	32,032	3,869
Swatch Group (The) A.G. (Bearer)	7,886	1,362
Swiss Life Holding A.G. (Registered)	8,204	7,473
Swiss Prime Site A.G. (Registered)	22,458	2,758
Swisscom A.G. (Registered)	7,544	4,344
Temenos A.G. (Registered)	17,485	1,358
UBS Group A.G. (Registered)	943,108	28,898
VAT Group A.G.	7,941	2,870
Zurich Insurance Group A.G.	41,825	29,174
		240,864
United Kingdom – 11.1%
3i Group PLC	279,767	13,106
Admiral Group PLC	72,758	2,689
Ashtead Group PLC	123,945	6,693
Associated British Foods PLC	91,477	2,263
AstraZeneca PLC	444,789	65,004
Auto Trader Group PLC	262,121	2,529
Aviva PLC	765,899	5,520
BAE Systems PLC	860,784	17,418
Barclays PLC	4,128,602	15,503
Barratt Redrow PLC	376,526	2,070
British American Tobacco PLC	570,401	23,516
BT Group PLC	1,807,508	3,881
Bunzl PLC	94,674	3,627
Centrica PLC	1,432,068	2,767
CK Hutchison Holdings Ltd.	766,638	4,333
Coca-Cola Europacific Partners PLC	59,427	5,172
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  99 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
United Kingdom – 11.1%continued
Compass Group PLC	486,745	$16,070
Croda International PLC	37,662	1,427
DCC PLC	29,134	1,945
Diageo PLC	634,503	16,552
Entain PLC	175,097	1,319
Halma PLC	106,701	3,569
HSBC Holdings PLC	5,125,751	58,119
Imperial Brands PLC	229,125	8,473
Informa PLC	382,178	3,823
InterContinental Hotels Group PLC	44,774	4,819
Intertek Group PLC	46,957	3,041
J Sainsbury PLC	489,546	1,489
JD Sports Fashion PLC	779,073	685
Kingfisher PLC	538,362	1,772
Land Securities Group PLC	205,068	1,457
Legal & General Group PLC	1,702,527	5,371
Lloyds Banking Group PLC	17,323,227	16,207
London Stock Exchange Group PLC	137,156	20,339
M&G PLC	659,074	1,699
Marks & Spencer Group PLC	596,323	2,744
Melrose Industries PLC	358,947	2,212
National Grid PLC	1,402,688	18,275
NatWest Group PLC	2,188,718	12,823
Next PLC	33,002	4,751
Pearson PLC	176,835	2,794
Phoenix Group Holdings PLC	205,018	1,520
Reckitt Benckiser Group PLC	196,734	13,294
RELX PLC	531,354	26,691
Rentokil Initial PLC	712,397	3,219
Rolls-Royce Holdings PLC*	2,438,039	23,572
Sage Group (The) PLC	285,634	4,462
Schroders PLC	246,592	1,116
Segro PLC	372,138	3,321
Severn Trent PLC	77,766	2,546
Smith & Nephew PLC	242,404	3,410
Smiths Group PLC	101,269	2,536
Spirax Group PLC	22,021	1,774
SSE PLC	315,915	6,501
Standard Chartered PLC	596,989	8,848
Tesco PLC	1,930,488	8,294
Unilever PLC	708,852	42,229
United Utilities Group PLC	198,126	2,584
Vodafone Group PLC	5,867,588	5,491
Whitbread PLC	52,678	1,675
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3% (1)continued
United Kingdom – 11.1%continued
Wise PLC, Class A*	196,104	$2,402
WPP PLC	297,964	2,252
		555,603
United States – 10.7%
Alcon A.G.	143,065	13,506
BP PLC	4,632,146	26,127
CSL Ltd.	138,899	21,730
CyberArk Software Ltd.*	13,381	4,523
Experian PLC	263,811	12,227
Ferrovial S.E.	134,295	6,011
GSK PLC	1,189,674	22,721
Haleon PLC	2,596,272	13,141
Holcim A.G.*	149,255	16,056
James Hardie Industries PLC - CDI*	120,943	2,869
Monday.com Ltd.*	10,685	2,598
Nestle S.A. (Registered)	750,717	75,918
Novartis A.G. (Registered)	565,199	62,871
QIAGEN N.V.*	63,466	2,519
Roche Holding A.G. (Bearer)	9,371	3,254
Roche Holding A.G. (Genusschein)	201,248	66,171
Sanofi S.A.	326,187	36,145
Schneider Electric S.E.	156,888	36,317
Shell PLC	1,751,283	63,738
Spotify Technology S.A.*	44,203	24,313
Stellantis N.V.	579,457	6,489
Swiss Re A.G.	86,140	14,622
Tenaris S.A.	118,898	2,323
		536,189
Total Common Stocks
(Cost $2,817,923)		4,872,337

PREFERRED STOCKS – 0.3% (1)
Germany – 0.3%
Bayerische Motoren Werke A.G., 6.26%(4)	17,118	1,276
Dr. Ing hc F Porsche A.G., 5.03%(4)	32,836	1,636
Henkel A.G. & Co. KGaA, 2.78%(4)	47,909	3,809
Porsche Automobil Holding S.E., 5.54%(4)	44,397	1,659
See Notes to the Financial Statements.
EQUITY FUNDS 100 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.3% (1)continued
Germany – 0.3%continued
Sartorius A.G., 0.35%(4)	7,623	$1,763
Volkswagen A.G., 6.80%(4)	59,199	5,996
		16,139
Total Preferred Stocks
(Cost $16,967)		16,139

INVESTMENT COMPANIES – 1.0%
iShares Core MSCI EAFE ETF	650,000	49,172
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(5) (6)	1,914,146	1,914
Total Investment Companies
(Cost $51,485)		51,086

Total Investments – 98.6%
(Cost $2,886,375)		4,939,562
Other Assets less Liabilities – 1.4%		67,610
Net Assets – 100.0%		$5,007,172

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of this security amounted to approximately $2,185,000 or
0.0% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Swiss Franc	3,351	United States Dollar	3,834	6/18/25	$10
Morgan Stanley	United States Dollar	1,185	Swedish Krona	11,980	6/18/25	12
Subtotal Appreciation						22
Bank of Montreal	United States Dollar	3,432	British Pound	2,655	6/18/25	(2)
Bank of Montreal	United States Dollar	435	Euro	400	6/18/25	(1)
BNP Paribas	United States Dollar	1,152	Swiss Franc	1,000	6/18/25	(11)
JPMorgan Chase	Japanese Yen	740,000	United States Dollar	4,967	6/18/25	(11)
JPMorgan Chase	United States Dollar	6,723	Euro	6,158	6/18/25	(34)
Morgan Stanley	United States Dollar	6,238	Japanese Yen	914,900	6/18/25	(84)
Subtotal Depreciation						(143)
Total						$(121)
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	501	$28,110	Long	6/25	$(734)
FTSE 100 Index (British Pound)	134	14,872	Long	6/25	(109)
Hang Seng Index (Hong Kong Dollar)	7	1,042	Long	4/25	(22)
SPI 200 Index (Australian Dollar)	61	7,506	Long	6/25	(44)
Topix Index (Japanese Yen)	88	15,618	Long	6/25	(162)
Total					$(1,071)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  101 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued	March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$1,640	$87,212	$—	$88,852
Ireland	5,705	15,380	—	21,085
Israel	13,996	24,592	—	38,588
Singapore	16,630	69,193	—	85,823
United Kingdom	5,172	550,431	—	555,603
United States	31,434	504,755	—	536,189
All Other Countries(1)	—	3,546,197	—	3,546,197
Total Common Stocks	74,577	4,797,760	—	4,872,337
Preferred Stocks	—	16,139	—	16,139
Investment Companies	51,086	—	—	51,086
Total Investments	$125,663	$4,813,899	$—	$4,939,562
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22
Liabilities
Forward Foreign Currency Exchange Contracts	—	(143)	—	(143)
Futures Contracts	(1,071)	—	—	(1,071)
Total Other Financial Instruments	$(1,071)	$(121)	$—	$(1,192)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 102 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

LARGE CAP CORE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.3%
General Electric Co.	6,585	$1,318
Lockheed Martin Corp.	5,086	2,272
		3,590
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	16,750	1,842
Automobiles – 0.9%
General Motors Co.	847	40
Tesla, Inc.*	9,350	2,423
Thor Industries, Inc.	650	49
		2,512
Banks – 3.6%
Bank of America Corp.	57,281	2,390
Citigroup, Inc.	26,713	1,897
JPMorgan Chase & Co.	21,181	5,196
Truist Financial Corp.	6,424	264
Wells Fargo & Co.	4,000	287
		10,034
Beverages – 0.5%
Coca-Cola (The) Co.	3,293	236
Molson Coors Beverage Co., Class B	16,000	974
PepsiCo, Inc.	1,441	216
		1,426
Biotechnology – 1.2%
AbbVie, Inc.	8,492	1,779
Amgen, Inc.	5,560	1,732
		3,511
Broadline Retail – 4.1%
Amazon.com, Inc.*	50,462	9,601
eBay, Inc.	30,065	2,036
		11,637
Building Products – 0.4%
Masco Corp.	16,022	1,114
Capital Markets – 3.1%
Affiliated Managers Group, Inc.	3,425	575
Bank of New York Mellon (The) Corp.	25,672	2,153
Goldman Sachs Group (The), Inc.	5,032	2,749
Invesco Ltd.	22,350	339
Morgan Stanley	8,920	1,041
State Street Corp.	21,073	1,887
		8,744
Chemicals – 0.6%
CF Industries Holdings, Inc.	21,563	1,685
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Communications Equipment – 1.5%
Arista Networks, Inc.*	13,189	$1,022
Cisco Systems, Inc.	48,846	3,014
F5, Inc.*	1,012	270
Ubiquiti, Inc.	13	4
		4,310
Construction & Engineering – 0.5%
EMCOR Group, Inc.	1,192	440
Valmont Industries, Inc.	3,398	970
		1,410
Consumer Finance – 0.7%
Capital One Financial Corp.	4,950	887
SLM Corp.	25,118	738
Synchrony Financial	5,631	298
		1,923
Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	592	560
Kroger (The) Co.	23,021	1,558
Target Corp.	9,210	961
Walmart, Inc.	4,463	392
		3,471
Containers & Packaging – 0.9%
Berry Global Group, Inc.	12,745	890
Sealed Air Corp.	60,827	1,758
		2,648
Diversified Consumer Services – 0.5%
H&R Block, Inc.	24,317	1,335
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	109,097	3,085
Verizon Communications, Inc.	20,571	933
		4,018
Electric Utilities – 1.9%
Constellation Energy Corp.	4,160	839
Edison International	808	48
Entergy Corp.	388	33
Exelon Corp.	31,700	1,461
FirstEnergy Corp.	17,121	692
NRG Energy, Inc.	8,952	854
OGE Energy Corp.	1,743	80
PPL Corp.	40,778	1,472
		5,479
Electrical Equipment – 0.5%
Acuity, Inc.	5,566	1,466
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  103 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electronic Equipment, Instruments & Components – 0.4%
Jabil, Inc.	7,387	$1,005
Entertainment – 0.9%
Netflix, Inc.*	2,623	2,446
Financial Services – 4.9%
Berkshire Hathaway, Inc., Class B*	10,673	5,684
Fidelity National Information Services, Inc.	18,530	1,384
Fiserv, Inc.*	6,836	1,510
Global Payments, Inc.	7,997	783
Mastercard, Inc., Class A	1,447	793
MGIC Investment Corp.	75,154	1,862
PayPal Holdings, Inc.*	192	13
Visa, Inc., Class A	4,822	1,690
		13,719
Food Products – 1.4%
Ingredion, Inc.	13,642	1,845
Kellanova	6,722	555
Pilgrim's Pride Corp.*	29,850	1,627
		4,027
Ground Transportation – 0.2%
Landstar System, Inc.	3,663	550
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	21,699	2,878
GE HealthCare Technologies, Inc.	6,594	532
Medtronic PLC	13,371	1,202
ResMed, Inc.	8,391	1,878
Solventum Corp.*	13,609	1,035
Stryker Corp.	4,219	1,571
		9,096
Health Care Providers & Services – 2.8%
Cardinal Health, Inc.	4,899	675
Cencora, Inc.	4,047	1,125
Cigna Group (The)	2,369	779
DaVita, Inc.*	4,197	642
HCA Healthcare, Inc.	3,822	1,321
McKesson Corp.	3,322	2,236
UnitedHealth Group, Inc.	1,838	963
		7,741
Health Care Technology – 0.3%
Doximity, Inc., Class A*	13,001	754
Hotels, Restaurants & Leisure – 1.7%
Booking Holdings, Inc.	583	2,686
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Hotels, Restaurants & Leisure – 1.7%continued
Carnival Corp.*	37,254	$728
Expedia Group, Inc.	2,658	447
Las Vegas Sands Corp.	2,087	81
Norwegian Cruise Line Holdings Ltd.*	18,840	357
Royal Caribbean Cruises Ltd.	1,057	217
Travel + Leisure Co.	8,027	371
		4,887
Household Durables – 0.2%
NVR, Inc.*	7	51
PulteGroup, Inc.	4,216	433
Toll Brothers, Inc.	1,944	205
		689
Household Products – 1.5%
Kimberly-Clark Corp.	11,349	1,614
Procter & Gamble (The) Co.	16,037	2,733
		4,347
Industrial Conglomerates – 0.8%
3M Co.	15,070	2,213
Insurance – 2.3%
Aflac, Inc.	19,463	2,164
American International Group, Inc.	1,682	146
Assured Guaranty Ltd.	20,717	1,825
Brighthouse Financial, Inc.*	17,191	997
Old Republic International Corp.	4,092	161
Unum Group	13,011	1,060
		6,353
Interactive Media & Services – 6.8%
Alphabet, Inc., Class A	71,473	11,053
Meta Platforms, Inc., Class A	13,770	7,936
		18,989
IT Services – 1.9%
Accenture PLC, Class A	6,400	1,997
Amdocs Ltd.	181	16
Cognizant Technology Solutions Corp., Class A	9,972	763
GoDaddy, Inc., Class A*	1,398	252
International Business Machines Corp.	9,024	2,244
Kyndryl Holdings, Inc.*	5,023	158
		5,430
See Notes to the Financial Statements.
EQUITY FUNDS 104 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Life Sciences Tools & Services – 0.3%
Medpace Holdings, Inc.*	1,560	$475
Waters Corp.*	795	293
		768
Machinery – 2.2%
Allison Transmission Holdings, Inc.	17,150	1,641
Caterpillar, Inc.	7,526	2,482
Snap-on, Inc.	5,756	1,940
		6,063
Media – 0.3%
Fox Corp., Class A	9,403	532
Omnicom Group, Inc.	2,939	244
		776
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	7,351	813
Public Service Enterprise Group, Inc.	12,273	1,010
		1,823
Office Real Estate Investment Trusts – 0.2%
Kilroy Realty Corp.	16,064	526
Oil, Gas & Consumable Fuels – 3.1%
EOG Resources, Inc.	17,753	2,277
Exxon Mobil Corp.	21,516	2,559
Marathon Petroleum Corp.	8,996	1,311
Ovintiv, Inc.	29,796	1,275
Phillips 66	2,369	292
Valero Energy Corp.	7,056	932
		8,646
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	41,622	2,539
Eli Lilly & Co.	2,479	2,047
Johnson & Johnson	20,895	3,465
Merck & Co., Inc.	10,076	904
Pfizer, Inc.	79,545	2,016
		10,971
Professional Services – 1.4%
Automatic Data Processing, Inc.	4,832	1,476
Genpact Ltd.	18,164	915
Leidos Holdings, Inc.	9,844	1,329
Robert Half, Inc.	5,724	312
		4,032
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Real Estate Management & Development – 0.9%
CBRE Group, Inc., Class A*	6,446	$843
Jones Lang LaSalle, Inc.*	6,678	1,656
		2,499
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	5,205	138
Simon Property Group, Inc.	12,630	2,098
		2,236
Semiconductors & Semiconductor Equipment – 9.4%
Applied Materials, Inc.	10,323	1,498
Broadcom, Inc.	33,516	5,612
KLA Corp.	2,941	1,999
Lam Research Corp.	4,572	332
NVIDIA Corp.	140,661	15,245
QUALCOMM, Inc.	11,123	1,709
		26,395
Software – 8.9%
Adobe, Inc.*	6,538	2,508
AppLovin Corp., Class A*	1,725	457
Dropbox, Inc., Class A*	7,301	195
Fortinet, Inc.*	13,562	1,305
Gen Digital, Inc.	50,071	1,329
Intuit, Inc.	782	480
Microsoft Corp.	47,164	17,705
Oracle Corp.	7,964	1,113
Palantir Technologies, Inc., Class A*	175	15
Salesforce, Inc.	28	8
		25,115
Specialized Real Estate Investment Trusts – 0.2%
Lamar Advertising Co., Class A	1,474	168
Public Storage	1,112	333
Rayonier, Inc.	3,209	89
		590
Specialty Retail – 1.4%
Bath & Body Works, Inc.	11,824	359
Home Depot (The), Inc.	5,892	2,159
Lowe's Cos., Inc.	2,381	555
Williams-Sonoma, Inc.	5,261	832
		3,905
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	96,891	21,523
NetApp, Inc.	1,688	148
		21,671
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  105 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Textiles, Apparel & Luxury Goods – 1.1%
Ralph Lauren Corp.	7,209	$1,591
Tapestry, Inc.	19,945	1,405
		2,996
Tobacco – 1.5%
Altria Group, Inc.	40,864	2,453
Philip Morris International, Inc.	11,128	1,766
		4,219
Trading Companies & Distributors – 0.1%
W.W. Grainger, Inc.	399	394
Total Common Stocks
(Cost $160,547)		278,026

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(1) (2)	3,104,812	3,105
Total Investment Companies
(Cost $3,105)		3,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(3) (4)	$182	$179
Total Short-Term Investments
(Cost $179)		179

Total Investments – 100.0%
(Cost $163,831)		281,310
Other Assets less Liabilities – 0.0%		21
NET ASSETS – 100.0%		$281,331

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	11	$3,109	Long	6/25	$(18)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$278,026	$—	$—	$278,026
Investment Companies	3,105	—	—	3,105
Short-Term Investments	—	179	—	179
Total Investments	$281,131	$179	$—	$281,310
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 106 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

LARGE CAP VALUE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.2%
Aerospace & Defense – 3.1%
Curtiss-Wright Corp.	994	$316
General Dynamics Corp.	1,695	462
RTX Corp.	7,280	964
Woodward, Inc.	991	181
		1,923
Banks – 8.4%
Bank of America Corp.	17,497	730
Citigroup, Inc.	13,449	955
Comerica, Inc.	12	1
East West Bancorp, Inc.	3,402	306
Fifth Third Bancorp	340	13
First Hawaiian, Inc.	9,536	233
JPMorgan Chase & Co.	9,678	2,374
Truist Financial Corp.	2,123	87
Wells Fargo & Co.	7,803	560
		5,259
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	1,041	249
Molson Coors Beverage Co., Class B	2,521	153
		402
Biotechnology – 3.4%
Biogen, Inc.*	2,371	324
Gilead Sciences, Inc.	10,271	1,151
Regeneron Pharmaceuticals, Inc.	591	375
United Therapeutics Corp.*	993	306
		2,156
Broadline Retail – 0.7%
eBay, Inc.	6,428	435
Building Products – 0.5%
A.O. Smith Corp.	4,704	307
Capital Markets – 5.2%
Bank of New York Mellon (The) Corp.	9,130	766
Charles Schwab (The) Corp.	2,536	199
Goldman Sachs Group (The), Inc.	726	397
Invesco Ltd.	8,931	135
Janus Henderson Group PLC	7,480	270
Jefferies Financial Group, Inc.	4,616	247
Morgan Stanley	7,452	869
State Street Corp.	4,052	363
		3,246
Chemicals – 1.5%
Ashland, Inc.	3,357	199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Chemicals – 1.5%continued
CF Industries Holdings, Inc.	4,089	$319
International Flavors & Fragrances, Inc.	1,363	106
LyondellBasell Industries N.V., Class A	1,090	77
Olin Corp.	9,987	242
		943
Communications Equipment – 2.7%
Cisco Systems, Inc.	21,110	1,303
F5, Inc.*	1,469	391
		1,694
Construction & Engineering – 0.5%
Valmont Industries, Inc.	984	281
Consumer Finance – 1.2%
Ally Financial, Inc.	223	8
Capital One Financial Corp.	643	115
SLM Corp.	13,670	402
Synchrony Financial	3,894	206
		731
Consumer Staples Distribution & Retail – 0.8%
Albertsons Cos., Inc., Class A	8,116	179
Kroger (The) Co.	4,378	296
		475
Containers & Packaging – 0.5%
Silgan Holdings, Inc.	6,071	310
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	37,260	1,054
Electric Utilities – 3.9%
Duke Energy Corp.	4,707	574
Evergy, Inc.	5,528	381
Eversource Energy	3,429	213
Exelon Corp.	10,575	487
OGE Energy Corp.	7,876	362
PPL Corp.	11,175	404
		2,421
Electrical Equipment – 0.8%
Acuity, Inc.	1,060	279
Generac Holdings, Inc.*	1,822	231
		510
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	3,492	229
Jabil, Inc.	2,389	325
Vontier Corp.	1,807	59
		613
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  107 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Entertainment – 1.2%
Walt Disney (The) Co.	7,831	$773
Financial Services – 4.9%
Berkshire Hathaway, Inc., Class B*	4,084	2,175
Fidelity National Information Services, Inc.	6,943	518
Global Payments, Inc.	84	8
MGIC Investment Corp.	13,460	334
		3,035
Food Products – 2.8%
General Mills, Inc.	6,898	413
Hormel Foods Corp.	4,199	130
Ingredion, Inc.	2,451	331
Mondelez International, Inc., Class A	8,274	561
Pilgrim's Pride Corp.*	6,242	340
		1,775
Gas Utilities – 0.9%
MDU Resources Group, Inc.	6,097	103
UGI Corp.	13,225	437
		540
Ground Transportation – 1.1%
CSX Corp.	23,003	677
Health Care Equipment & Supplies – 4.1%
Becton Dickinson & Co.	3,551	814
Edwards Lifesciences Corp.*	95	7
GE HealthCare Technologies, Inc.	5,088	411
Medtronic PLC	10,431	937
STERIS PLC	1,709	387
		2,556
Health Care Providers & Services – 1.9%
Centene Corp.*	727	44
Cigna Group (The)	1,566	515
Labcorp Holdings, Inc.	875	204
Premier, Inc., Class A	965	18
UnitedHealth Group, Inc.	771	404
		1,185
Health Care Real Estate Investment Trusts – 0.4%
Alexandria Real Estate Equities, Inc.	2,927	271
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	19,976	284
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings, Inc.	68	313
Domino's Pizza, Inc.	609	280
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Hotels, Restaurants & Leisure – 3.7%continued
Hilton Worldwide Holdings, Inc.	1,197	$272
Marriott International, Inc., Class A	971	231
McDonald's Corp.	2,019	631
Starbucks Corp.	2,913	286
Yum! Brands, Inc.	2,068	326
		2,339
Household Durables – 1.0%
Garmin Ltd.	795	173
NVR, Inc.*	43	311
PulteGroup, Inc.	1,339	138
		622
Household Products – 1.1%
Procter & Gamble (The) Co.	1,739	297
Reynolds Consumer Products, Inc.	11,707	279
Spectrum Brands Holdings, Inc.	1,829	131
		707
Independent Power & Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	2,565	72
Industrial Real Estate Investment Trusts – 0.6%
First Industrial Realty Trust, Inc.	6,365	343
Insurance – 3.8%
American International Group, Inc.	2,236	194
Assured Guaranty Ltd.	3,621	319
Brighthouse Financial, Inc.*	3,303	191
Loews Corp.	2,326	214
MetLife, Inc.	7,269	584
Old Republic International Corp.	9,058	355
Prudential Financial, Inc.	4,440	496
		2,353
IT Services – 3.3%
Accenture PLC, Class A	3,354	1,047
Amdocs Ltd.	1,923	176
Cognizant Technology Solutions Corp., Class A	3,063	234
International Business Machines Corp.	2,439	606
		2,063
Leisure Products – 0.0%
Mattel, Inc.*	175	3
Life Sciences Tools & Services – 2.8%
Bio-Techne Corp.	5,140	302
See Notes to the Financial Statements.
EQUITY FUNDS 108 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Life Sciences Tools & Services – 2.8%continued
IQVIA Holdings, Inc.*	2,059	$363
Thermo Fisher Scientific, Inc.	2,213	1,101
		1,766
Machinery – 4.2%
Cummins, Inc.	844	264
Deere & Co.	557	261
Donaldson Co., Inc.	4,477	300
Dover Corp.	1,132	199
Esab Corp.	735	86
Gates Industrial Corp. PLC*	6,905	127
Graco, Inc.	3,939	329
PACCAR, Inc.	3,221	314
Snap-on, Inc.	1,017	343
Westinghouse Air Brake Technologies Corp.	2,161	392
		2,615
Media – 3.0%
Comcast Corp., Class A	24,270	895
Fox Corp., Class A	4,379	248
Interpublic Group of (The) Cos., Inc.	3,826	104
New York Times (The) Co., Class A	5,684	282
Nexstar Media Group, Inc.	915	164
Omnicom Group, Inc.	2,095	174
		1,867
Metals & Mining – 0.8%
Nucor Corp.	1,671	201
Reliance, Inc.	356	103
Steel Dynamics, Inc.	1,490	186
		490
Mortgage Real Estate Investment Trusts – 0.4%
Starwood Property Trust, Inc.	14,010	277
Multi-Utilities – 1.4%
Consolidated Edison, Inc.	4,119	456
Dominion Energy, Inc.	7,580	425
		881
Office Real Estate Investment Trusts – 0.4%
Kilroy Realty Corp.	8,556	280
Oil, Gas & Consumable Fuels – 6.1%
Chevron Corp.	8,214	1,374
Exxon Mobil Corp.	9,506	1,131
Occidental Petroleum Corp.	3,991	197
Ovintiv, Inc.	7,053	302
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Oil, Gas & Consumable Fuels – 6.1%continued
Phillips 66	2,485	$307
Valero Energy Corp.	3,946	521
		3,832
Personal Care Products – 0.6%
Estee Lauder (The) Cos., Inc., Class A	5,288	349
Pharmaceuticals – 1.3%
Johnson & Johnson	2,881	478
Pfizer, Inc.	1,249	32
Royalty Pharma PLC, Class A	9,609	299
		809
Professional Services – 2.6%
Equifax, Inc.	244	59
Genpact Ltd.	3,991	201
Jacobs Solutions, Inc.	2,573	311
Leidos Holdings, Inc.	2,322	313
Robert Half, Inc.	4,106	224
Science Applications International Corp.	2,775	312
SS&C Technologies Holdings, Inc.	2,693	225
		1,645
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	1,293	321
Residential Real Estate Investment Trusts – 0.3%
Equity Residential	2,955	212
Retail Real Estate Investment Trusts – 0.8%
NNN REIT, Inc.	4,154	177
Regency Centers Corp.	4,764	352
		529
Semiconductors & Semiconductor Equipment – 2.0%
Analog Devices, Inc.	1,925	388
Applied Materials, Inc.	2,029	295
Cirrus Logic, Inc.*	717	72
Microchip Technology, Inc.	3,267	158
QUALCOMM, Inc.	2,104	323
Skyworks Solutions, Inc.	454	29
		1,265
Software – 1.0%
ANSYS, Inc.*	688	217
Gen Digital, Inc.	12,201	324
Roper Technologies, Inc.	171	101
		642
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  109 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%continued
Specialized Real Estate Investment Trusts – 1.2%
Rayonier, Inc.	11,411	$318
VICI Properties, Inc.	6,116	199
Weyerhaeuser Co.	6,926	203
		720
Specialty Retail – 0.4%
Best Buy Co., Inc.	3,294	242
Textiles, Apparel & Luxury Goods – 1.4%
Columbia Sportswear Co.	714	54
NIKE, Inc., Class B	680	43
Ralph Lauren Corp.	1,629	360
Tapestry, Inc.	5,794	408
		865
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	1,166	91
Total Common Stocks
(Cost $52,850)		62,056

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(1) (2)	501,581	502
Total Investment Companies
(Cost $502)		502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.12%, 9/11/25(3) (4)	$32	$31
Total Short-Term Investments
(Cost $31)		31

Total Investments – 100.0%
(Cost $53,383)		62,589
Liabilities less Other Assets – (0.0%)		(9)
NET ASSETS – 100.0%		$62,580

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	18	$509	Long	6/25	$2

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$62,056	$—	$—	$62,056
Investment Companies	502	—	—	502
Short-Term Investments	—	31	—	31
Total Investments	$62,558	$31	$—	$62,589
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 110 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MID CAP INDEX FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	63,459	$6,260
Curtiss-Wright Corp.	26,167	8,302
Hexcel Corp.	56,325	3,085
Woodward, Inc.	41,237	7,525
		25,172
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	82,957	3,242
Automobile Components – 0.8%
Autoliv, Inc.	49,515	4,380
Gentex Corp.	158,052	3,683
Goodyear Tire & Rubber (The) Co.*	197,966	1,829
Lear Corp.	37,127	3,275
Visteon Corp.*	19,220	1,492
		14,659
Automobiles – 0.2%
Harley-Davidson, Inc.	79,712	2,013
Thor Industries, Inc.	36,961	2,802
		4,815
Banks – 6.7%
Associated Banc-Corp	113,917	2,567
Bank OZK	73,250	3,183
Cadence Bank	127,422	3,868
Columbia Banking System, Inc.	145,465	3,628
Comerica, Inc.	91,211	5,387
Commerce Bancshares, Inc.	84,731	5,273
Cullen/Frost Bankers, Inc.	44,578	5,581
East West Bancorp, Inc.	96,216	8,636
First Financial Bankshares, Inc.	89,286	3,207
First Horizon Corp.	364,201	7,073
Flagstar Financial, Inc.	210,330	2,444
FNB Corp.	248,908	3,348
Glacier Bancorp, Inc.	78,715	3,481
Hancock Whitney Corp.	59,781	3,135
Home BancShares, Inc.	128,239	3,625
International Bancshares Corp.	37,142	2,342
Old National Bancorp	221,347	4,690
Pinnacle Financial Partners, Inc.	53,112	5,632
Prosperity Bancshares, Inc.	66,104	4,718
SouthState Corp.	68,140	6,325
Synovus Financial Corp.	97,988	4,580
Texas Capital Bancshares, Inc.*	31,808	2,376
UMB Financial Corp.	47,232	4,775
United Bankshares, Inc.	99,157	3,438
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Banks – 6.7%continued
Valley National Bancorp	329,778	$2,932
Webster Financial Corp.	118,989	6,134
Western Alliance Bancorp	75,695	5,816
Wintrust Financial Corp.	46,145	5,189
Zions Bancorp N.A.	102,648	5,118
		128,501
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	5,977	1,428
Celsius Holdings, Inc.*	109,303	3,893
Coca-Cola Consolidated, Inc.	4,089	5,520
		10,841
Biotechnology – 2.6%
BioMarin Pharmaceutical, Inc.*	132,304	9,353
Cytokinetics, Inc.*	81,932	3,293
Exelixis, Inc.*	194,516	7,181
Halozyme Therapeutics, Inc.*	88,309	5,635
Neurocrine Biosciences, Inc.*	69,114	7,644
Roivant Sciences Ltd.*	291,308	2,939
Sarepta Therapeutics, Inc.*	66,310	4,232
United Therapeutics Corp.*	30,991	9,554
		49,831
Broadline Retail – 0.5%
Macy's, Inc.	192,834	2,422
Nordstrom, Inc.	67,607	1,653
Ollie's Bargain Outlet Holdings, Inc.*	42,527	4,948
		9,023
Building Products – 2.4%
AAON, Inc.	46,829	3,659
Advanced Drainage Systems, Inc.	49,014	5,325
Carlisle Cos., Inc.	30,829	10,497
Fortune Brands Innovations, Inc.	86,261	5,252
Owens Corning	59,550	8,505
Simpson Manufacturing Co., Inc.	29,282	4,600
Trex Co., Inc.*	74,410	4,323
UFP Industries, Inc.	42,175	4,514
		46,675
Capital Markets – 3.5%
Affiliated Managers Group, Inc.	20,365	3,422
Carlyle Group (The), Inc.	146,473	6,385
Evercore, Inc., Class A	24,572	4,908
Federated Hermes, Inc.	54,043	2,203
Hamilton Lane, Inc., Class A	30,072	4,471
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  111 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Capital Markets – 3.5%continued
Houlihan Lokey, Inc.	37,458	$6,049
Interactive Brokers Group, Inc., Class A	75,557	12,512
Janus Henderson Group PLC	88,226	3,189
Jefferies Financial Group, Inc.	112,977	6,052
Morningstar, Inc.	18,759	5,625
SEI Investments Co.	67,035	5,204
Stifel Financial Corp.	70,871	6,680
		66,700
Chemicals – 1.6%
Ashland, Inc.	32,580	1,932
Avient Corp.	63,553	2,362
Axalta Coating Systems Ltd.*	151,466	5,024
Cabot Corp.	37,518	3,119
NewMarket Corp.	5,271	2,986
Olin Corp.	79,916	1,937
RPM International, Inc.	89,260	10,325
Scotts Miracle-Gro (The) Co.	29,946	1,644
Westlake Corp.	23,301	2,331
		31,660
Commercial Services & Supplies – 1.7%
Brink's (The) Co.	30,180	2,600
Clean Harbors, Inc.*	35,177	6,933
MSA Safety, Inc.	27,273	4,001
RB Global, Inc.	127,990	12,837
Tetra Tech, Inc.	186,069	5,443
		31,814
Communications Equipment – 0.5%
Ciena Corp.*	98,784	5,969
Lumentum Holdings, Inc.*	48,037	2,995
		8,964
Construction & Engineering – 2.2%
AECOM	91,994	8,531
Comfort Systems U.S.A., Inc.	24,625	7,937
EMCOR Group, Inc.	31,927	11,801
Fluor Corp.*	119,066	4,265
MasTec, Inc.*	42,731	4,987
Valmont Industries, Inc.	13,904	3,968
		41,489
Construction Materials – 0.4%
Eagle Materials, Inc.	23,059	5,118
Knife River Corp.*	39,291	3,544
		8,662
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Consumer Finance – 0.8%
Ally Financial, Inc.	190,750	$6,957
FirstCash Holdings, Inc.	27,019	3,251
SLM Corp.	146,361	4,298
		14,506
Consumer Staples Distribution & Retail – 3.2%
Albertsons Cos., Inc., Class A	281,452	6,189
BJ's Wholesale Club Holdings, Inc.*	91,669	10,459
Casey's General Stores, Inc.	25,757	11,180
Maplebear, Inc.*	112,342	4,481
Performance Food Group Co.*	108,430	8,526
Sprouts Farmers Market, Inc.*	69,387	10,591
U.S. Foods Holding Corp.*	160,044	10,477
		61,903
Containers & Packaging – 1.7%
AptarGroup, Inc.	46,155	6,848
Berry Global Group, Inc.	80,340	5,609
Crown Holdings, Inc.	81,354	7,262
Graphic Packaging Holding Co.	208,396	5,410
Greif, Inc., Class A	18,048	992
Silgan Holdings, Inc.	56,337	2,880
Sonoco Products Co.	68,268	3,225
		32,226
Diversified Consumer Services – 1.4%
Duolingo, Inc.*	26,303	8,168
Graham Holdings Co., Class B	2,337	2,246
Grand Canyon Education, Inc.*	19,940	3,450
H&R Block, Inc.	93,085	5,111
Service Corp. International	100,060	8,025
		27,000
Diversified Real Estate Investment Trusts – 0.5%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	151,886	9,585
		9,585
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	153,807	5,516
Iridium Communications, Inc.	75,192	2,054
		7,570
Electric Utilities – 1.0%
ALLETE, Inc.	40,204	2,641
IDACORP, Inc.	36,949	4,294
OGE Energy Corp.	139,310	6,403
See Notes to the Financial Statements.
EQUITY FUNDS 112 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electric Utilities – 1.0%continued
Portland General Electric Co.	75,888	$3,385
TXNM Energy, Inc.	62,546	3,345
		20,068
Electrical Equipment – 1.4%
Acuity, Inc.	21,282	5,605
EnerSys	27,465	2,515
NEXTracker, Inc., Class A*	99,757	4,204
nVent Electric PLC	114,431	5,998
Regal Rexnord Corp.	45,981	5,235
Sensata Technologies Holding PLC	104,046	2,525
		26,082
Electronic Equipment, Instruments & Components – 2.7%
Arrow Electronics, Inc.*	36,119	3,750
Avnet, Inc.	59,840	2,878
Belden, Inc.	27,993	2,806
Cognex Corp.	117,598	3,508
Coherent Corp.*	107,588	6,987
Crane NXT Co.	34,158	1,756
Fabrinet*	24,936	4,925
Flex Ltd.*	265,624	8,787
IPG Photonics Corp.*	18,157	1,146
Littelfuse, Inc.	17,254	3,395
Novanta, Inc.*	24,996	3,196
TD SYNNEX Corp.	52,216	5,428
Vontier Corp.	102,919	3,381
		51,943
Energy Equipment & Services – 0.6%
ChampionX Corp.	132,510	3,949
NOV, Inc.	263,653	4,013
Valaris Ltd.*	45,484	1,786
Weatherford International PLC	50,612	2,710
		12,458
Entertainment – 0.2%
Warner Music Group Corp., Class A	100,622	3,154
Financial Services – 1.9%
Equitable Holdings, Inc.	215,275	11,214
Essent Group Ltd.	72,711	4,197
Euronet Worldwide, Inc.*	28,678	3,064
MGIC Investment Corp.	172,858	4,283
Shift4 Payments, Inc., Class A*	47,666	3,895
Voya Financial, Inc.	66,774	4,524
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Financial Services – 1.9%continued
Western Union (The) Co.	234,847	$2,485
WEX, Inc.*	24,238	3,806
		37,468
Food Products – 1.0%
Darling Ingredients, Inc.*	110,401	3,449
Flowers Foods, Inc.	135,800	2,581
Ingredion, Inc.	44,839	6,063
Lancaster Colony Corp.	13,389	2,343
Pilgrim's Pride Corp.*	28,007	1,527
Post Holdings, Inc.*	31,838	3,705
		19,668
Gas Utilities – 1.2%
National Fuel Gas Co.	62,974	4,987
New Jersey Resources Corp.	69,566	3,413
ONE Gas, Inc.	39,324	2,972
Southwest Gas Holdings, Inc.	41,707	2,995
Spire, Inc.	40,464	3,166
UGI Corp.	149,063	4,930
		22,463
Ground Transportation – 1.5%
Avis Budget Group, Inc.*	11,728	890
Knight-Swift Transportation Holdings, Inc.	112,374	4,887
Landstar System, Inc.	24,512	3,682
Ryder System, Inc.	29,256	4,207
Saia, Inc.*	18,460	6,451
XPO, Inc.*	81,372	8,754
		28,871
Health Care Equipment & Supplies – 1.6%
DENTSPLY SIRONA, Inc.	138,145	2,064
Envista Holdings Corp.*	119,597	2,064
Globus Medical, Inc., Class A*	78,937	5,778
Haemonetics Corp.*	34,875	2,216
Lantheus Holdings, Inc.*	48,253	4,710
LivaNova PLC*	37,732	1,482
Masimo Corp.*	30,841	5,138
Penumbra, Inc.*	26,637	7,123
		30,575
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	64,513	1,956
Amedisys, Inc.*	22,752	2,108
Chemed Corp.	10,398	6,398
Encompass Health Corp.	69,899	7,079
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  113 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Health Care Providers & Services – 2.3%continued
Ensign Group (The), Inc.	39,572	$5,121
HealthEquity, Inc.*	60,054	5,307
Hims & Hers Health, Inc.*	132,694	3,921
Option Care Health, Inc.*	118,109	4,128
Tenet Healthcare Corp.*	65,996	8,876
		44,894
Health Care Real Estate Investment Trusts – 0.8%
Healthcare Realty Trust, Inc.	245,976	4,157
Omega Healthcare Investors, Inc.	195,583	7,448
Sabra Health Care REIT, Inc.	164,198	2,868
		14,473
Health Care Technology – 0.3%
Doximity, Inc., Class A*	92,658	5,377
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	143,649	1,534
Hotels, Restaurants & Leisure – 3.4%
Aramark	183,942	6,350
Boyd Gaming Corp.	46,015	3,029
Cava Group, Inc.*	56,317	4,866
Choice Hotels International, Inc.	15,490	2,057
Churchill Downs, Inc.	51,021	5,667
Hilton Grand Vacations, Inc.*	43,162	1,615
Hyatt Hotels Corp., Class A	29,618	3,628
Light & Wonder, Inc.*	61,288	5,308
Marriott Vacations Worldwide Corp.	22,340	1,435
Planet Fitness, Inc., Class A*	58,421	5,644
Texas Roadhouse, Inc.	46,290	7,713
Travel + Leisure Co.	47,277	2,189
Vail Resorts, Inc.	25,990	4,159
Wendy's (The) Co.	118,879	1,739
Wingstop, Inc.	20,277	4,574
Wyndham Hotels & Resorts, Inc.	53,953	4,883
		64,856
Household Durables – 1.7%
KB Home	48,008	2,790
Somnigroup International, Inc.	132,720	7,947
Taylor Morrison Home Corp.*	71,984	4,322
Toll Brothers, Inc.	69,238	7,311
TopBuild Corp.*	20,355	6,207
Whirlpool Corp.	38,442	3,465
		32,042
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	39,894	$2,823
Industrial Real Estate Investment Trusts – 1.2%
EastGroup Properties, Inc.	36,052	6,350
First Industrial Realty Trust, Inc.	91,875	4,958
Rexford Industrial Realty, Inc.	158,043	6,187
STAG Industrial, Inc.	129,511	4,678
		22,173
Insurance – 5.0%
American Financial Group, Inc.	50,107	6,581
Brighthouse Financial, Inc.*	40,862	2,370
CNO Financial Group, Inc.	70,763	2,947
Fidelity National Financial, Inc.	180,371	11,739
First American Financial Corp.	71,447	4,689
Hanover Insurance Group (The), Inc.	24,971	4,344
Kemper Corp.	41,703	2,788
Kinsale Capital Group, Inc.	15,355	7,473
Old Republic International Corp.	161,649	6,340
Primerica, Inc.	23,131	6,581
Reinsurance Group of America, Inc.	45,715	9,001
RenaissanceRe Holdings Ltd.	34,223	8,214
RLI Corp.	57,854	4,647
Ryan Specialty Holdings, Inc.	73,802	5,452
Selective Insurance Group, Inc.	42,205	3,863
Unum Group	114,161	9,300
		96,329
Interactive Media & Services – 0.1%
ZoomInfo Technologies, Inc.*	188,363	1,884
IT Services – 0.4%
ASGN, Inc.*	30,716	1,936
Kyndryl Holdings, Inc.*	161,497	5,071
		7,007
Leisure Products – 0.5%
Brunswick Corp.	45,855	2,469
Mattel, Inc.*	233,818	4,543
Polaris, Inc.	36,456	1,493
YETI Holdings, Inc.*	58,939	1,951
		10,456
Life Sciences Tools & Services – 1.8%
Avantor, Inc.*	472,662	7,662
Bio-Rad Laboratories, Inc., Class A*	13,379	3,259
Bruker Corp.	76,855	3,208
Illumina, Inc.*	109,960	8,724
See Notes to the Financial Statements.
EQUITY FUNDS 114 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Life Sciences Tools & Services – 1.8%continued
Medpace Holdings, Inc.*	17,310	$5,274
Repligen Corp.*	36,168	4,602
Sotera Health Co.*	106,257	1,239
		33,968
Machinery – 5.0%
AGCO Corp.	43,017	3,982
Chart Industries, Inc.*	29,190	4,214
CNH Industrial N.V.	606,814	7,452
Crane Co.	33,763	5,172
Donaldson Co., Inc.	82,939	5,562
Esab Corp.	39,433	4,594
Flowserve Corp.	91,207	4,454
Graco, Inc.	117,234	9,790
ITT, Inc.	56,529	7,301
Lincoln Electric Holdings, Inc.	39,173	7,410
Middleby (The) Corp.*	37,340	5,675
Mueller Industries, Inc.	78,929	6,010
Oshkosh Corp.	45,171	4,250
RBC Bearings, Inc.*	21,705	6,984
Terex Corp.	45,857	1,732
Timken (The) Co.	44,311	3,185
Toro (The) Co.	69,709	5,071
Watts Water Technologies, Inc., Class A	18,998	3,874
		96,712
Marine Transportation – 0.2%
Kirby Corp.*	39,831	4,023
Media – 0.6%
EchoStar Corp., Class A*	83,849	2,145
New York Times (The) Co., Class A	113,261	5,618
Nexstar Media Group, Inc.	20,238	3,627
		11,390
Metals & Mining – 2.5%
Alcoa Corp.	179,331	5,470
ATI, Inc.*	99,004	5,151
Carpenter Technology Corp.	34,661	6,280
Cleveland-Cliffs, Inc.*	336,127	2,763
Commercial Metals Co.	78,904	3,630
Reliance, Inc.	37,559	10,845
Royal Gold, Inc.	45,632	7,461
United States Steel Corp.	156,281	6,605
		48,205
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	401,236	$8,149
Starwood Property Trust, Inc.	222,341	4,396
		12,545
Multi-Utilities – 0.3%
Black Hills Corp.	49,727	3,016
Northwestern Energy Group, Inc.	42,597	2,465
		5,481
Office Real Estate Investment Trusts – 0.6%
COPT Defense Properties	78,122	2,131
Cousins Properties, Inc.	116,364	3,433
Kilroy Realty Corp.	73,849	2,419
Vornado Realty Trust	115,226	4,262
		12,245
Oil, Gas & Consumable Fuels – 3.4%
Antero Midstream Corp.	233,081	4,195
Antero Resources Corp.*	202,971	8,208
Chord Energy Corp.	42,449	4,785
Civitas Resources, Inc.	61,675	2,152
CNX Resources Corp.*	103,389	3,255
DT Midstream, Inc.	70,275	6,780
HF Sinclair Corp.	111,038	3,651
Matador Resources Co.	80,545	4,115
Murphy Oil Corp.	95,256	2,705
Ovintiv, Inc.	180,631	7,731
PBF Energy, Inc., Class A	68,125	1,301
Permian Resources Corp.	443,808	6,147
Range Resources Corp.	167,388	6,684
Viper Energy, Inc.	91,104	4,113
		65,822
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	43,398	3,992
Passenger Airlines – 0.5%
Alaska Air Group, Inc.*	85,404	4,203
American Airlines Group, Inc.*	456,466	4,816
		9,019
Personal Care Products – 0.5%
BellRing Brands, Inc.*	89,176	6,640
Coty, Inc., Class A*	254,435	1,392
elf Beauty, Inc.*	39,156	2,458
		10,490
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  115 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC*	41,963	$5,210
Perrigo Co. PLC	94,742	2,656
		7,866
Professional Services – 2.5%
CACI International, Inc., Class A*	15,561	5,710
Concentrix Corp.	31,943	1,777
ExlService Holdings, Inc.*	111,646	5,271
Exponent, Inc.	35,257	2,858
FTI Consulting, Inc.*	24,531	4,025
Genpact Ltd.	111,720	5,629
Insperity, Inc.	24,559	2,191
KBR, Inc.	92,492	4,607
ManpowerGroup, Inc.	32,639	1,889
Maximus, Inc.	39,142	2,669
Parsons Corp.*	32,433	1,920
Paylocity Holding Corp.*	30,259	5,669
Science Applications International Corp.	33,841	3,799
		48,014
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	32,926	8,163
Residential Real Estate Investment Trusts – 1.1%
American Homes 4 Rent, Class A	220,195	8,326
Equity LifeStyle Properties, Inc.	132,593	8,844
Independence Realty Trust, Inc.	159,918	3,395
		20,565
Retail Real Estate Investment Trusts – 1.1%
Agree Realty Corp.	74,227	5,730
Brixmor Property Group, Inc.	212,304	5,637
Kite Realty Group Trust	152,543	3,412
NNN REIT, Inc.	130,153	5,551
		20,330
Semiconductors & Semiconductor Equipment – 2.5%
Allegro MicroSystems, Inc.*	90,785	2,281
Amkor Technology, Inc.	78,923	1,425
Cirrus Logic, Inc.*	36,899	3,677
Entegris, Inc.	104,946	9,181
Lattice Semiconductor Corp.*	95,782	5,024
MACOM Technology Solutions Holdings, Inc.*	41,291	4,145
MKS Instruments, Inc.	46,742	3,746
Onto Innovation, Inc.*	34,292	4,161
Power Integrations, Inc.	39,650	2,002
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Semiconductors & Semiconductor Equipment – 2.5%continued
Rambus, Inc.*	73,992	$3,831
Silicon Laboratories, Inc.*	22,452	2,527
Synaptics, Inc.*	27,050	1,724
Universal Display Corp.	30,646	4,275
		47,999
Software – 3.3%
Appfolio, Inc., Class A*	16,132	3,547
BILL Holdings, Inc.*	64,890	2,978
Blackbaud, Inc.*	26,249	1,629
Commvault Systems, Inc.*	30,534	4,817
Docusign, Inc.*	140,237	11,415
Dolby Laboratories, Inc., Class A	42,484	3,412
Dropbox, Inc., Class A*	150,592	4,022
Dynatrace, Inc.*	207,793	9,798
Guidewire Software, Inc.*	57,965	10,860
Manhattan Associates, Inc.*	42,428	7,342
Qualys, Inc.*	25,409	3,200
		63,020
Specialized Real Estate Investment Trusts – 1.7%
CubeSmart	157,004	6,706
EPR Properties	52,556	2,765
Gaming and Leisure Properties, Inc.	190,384	9,690
Lamar Advertising Co., Class A	61,036	6,945
National Storage Affiliates Trust	48,746	1,920
PotlatchDeltic Corp.	49,804	2,247
Rayonier, Inc.	97,632	2,722
		32,995
Specialty Retail – 3.6%
Abercrombie & Fitch Co., Class A*	34,845	2,661
AutoNation, Inc.*	17,833	2,888
Bath & Body Works, Inc.	150,367	4,559
Burlington Stores, Inc.*	43,595	10,390
Chewy, Inc., Class A*	114,976	3,738
Dick's Sporting Goods, Inc.	40,192	8,101
Five Below, Inc.*	38,200	2,862
Floor & Decor Holdings, Inc., Class A*	74,438	5,990
GameStop Corp., Class A*	282,213	6,299
Gap (The), Inc.	154,451	3,183
Lithia Motors, Inc.	18,492	5,428
Murphy U.S.A., Inc.	12,664	5,950
Penske Automotive Group, Inc.	12,911	1,859
See Notes to the Financial Statements.
EQUITY FUNDS 116 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Specialty Retail – 3.6%continued
RH*	10,462	$2,452
Valvoline, Inc.*	87,949	3,062
		69,422
Technology Hardware, Storage & Peripherals – 0.5%
Pure Storage, Inc., Class A*	215,135	9,524
Textiles, Apparel & Luxury Goods – 1.0%
Capri Holdings Ltd.*	81,885	1,616
Columbia Sportswear Co.	22,239	1,683
Crocs, Inc.*	38,814	4,122
PVH Corp.	38,661	2,499
Skechers U.S.A., Inc., Class A*	91,340	5,186
Under Armour, Inc., Class A*	132,413	828
Under Armour, Inc., Class C*	87,386	520
VF Corp.	229,849	3,567
		20,021
Trading Companies & Distributors – 1.9%
Applied Industrial Technologies, Inc.	26,632	6,001
Core & Main, Inc., Class A*	132,205	6,387
GATX Corp.	24,661	3,829
MSC Industrial Direct Co., Inc., Class A	31,069	2,413
Watsco, Inc.	24,172	12,287
WESCO International, Inc.	30,761	4,777
		35,694
Water Utilities – 0.4%
Essential Utilities, Inc.	175,332	6,931
Total Common Stocks
(Cost $1,344,830)		1,895,872

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(2) (3)	21,362,917	21,363
Total Investment Companies
(Cost $21,363)		21,363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(4) (5)	$1,580	$1,551
Total Short-Term Investments
(Cost $1,551)		1,551

Total Investments – 100.0%
(Cost $1,367,744)		1,918,786
Liabilities less Other Assets – (0.0%)		(58)
NET ASSETS – 100.0%		$1,918,728

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400	81	$23,803	Long	6/25	$(126)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  117 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued	March 31, 2025
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,895,872	$—	$—	$1,895,872
Investment Companies	21,363	—	—	21,363
Short-Term Investments	—	1,551	—	1,551
Total Investments	$1,917,235	$1,551	$—	$1,918,786
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(126)	$—	$—	$(126)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 118 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)
Australia – 5.8%
Atlas Arteria Ltd.	4,262,557	$12,976
Aurizon Holdings Ltd.	562,268	1,093
Cleanaway Waste Management Ltd.	1,652,812	2,698
Qube Holdings Ltd.	1,799,561	4,448
Transurban Group	3,338,109	28,051
		49,266
Austria – 0.0%
ANDRITZ A.G.	4,594	258
Brazil – 1.1%
CCR S.A.	2,697,800	5,517
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP ADR	19,968	357
Cia Paranaense de Energia - Copel	689,359	1,132
Santos Brasil Participacoes S.A.	964,558	2,248
		9,254
Canada – 5.0%
Ag Growth International, Inc.	13,474	327
Algonquin Power & Utilities Corp.	1,051,453	5,400
AltaGas Ltd.	100,200	2,748
Canadian National Railway Co.	9,608	935
Canadian Pacific Kansas City Ltd.	84,800	5,951
Enbridge, Inc.	74,041	3,277
Hydro One Ltd.	26,235	882
Northland Power, Inc.	97,738	1,336
Pembina Pipeline Corp.	228,860	9,154
South Bow Corp.	53,798	1,374
TC Energy Corp.	237,090	11,197
		42,581
China – 2.3%
Beijing Capital International Airport Co. Ltd., Class H*	6,598,000	2,381
China Merchants Port Holdings Co. Ltd.	1,350,000	2,319
China Tower Corp. Ltd., Class H	2,167,249	2,919
China Water Affairs Group Ltd.	336,282	291
ENN Energy Holdings Ltd.	997,100	8,307
Guangdong Investment Ltd.	393,046	289
Zhejiang Expressway Co. Ltd., Class H	3,642,000	2,977
		19,483
Denmark – 0.2%
Cadeler A/S*	65,666	320
Orsted A/S*	23,833	1,049
Vestas Wind Systems A/S*	21,924	303
		1,672
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
France – 5.8%
Aeroports de Paris S.A.	40,928	$4,186
Engie S.A.	171,914	3,350
Eutelsat Communications S.A.CA*	336,385	1,604
Getlink S.E.	730,690	12,663
Veolia Environnement S.A.	28,088	965
Vinci S.A.	211,849	26,771
		49,539
Germany – 1.9%
E.ON S.E.	89,135	1,345
Fraport A.G. Frankfurt Airport Services Worldwide*	81,277	5,094
RWE A.G.	270,078	9,646
Siemens A.G. (Registered)	2,166	497
		16,582
Hong Kong – 1.8%
CK Infrastructure Holdings Ltd.	1,156,800	6,928
Power Assets Holdings Ltd.	1,381,820	8,275
		15,203
Ireland – 0.1%
Greencoat Renewables PLC	1,124,400	893
Italy – 6.8%
Enav S.p.A.	260,107	1,029
Enel S.p.A.	1,077,543	8,741
Hera S.p.A.	2,508,854	10,856
Infrastrutture Wireless Italiane S.p.A.	245,221	2,596
Italgas S.p.A.	1,075,896	7,723
Snam S.p.A.	3,010,705	15,619
Terna - Rete Elettrica Nazionale	1,321,543	11,962
		58,526
Japan – 1.7%
Chubu Electric Power Co., Inc.	119,200	1,293
East Japan Railway Co.	69,400	1,368
Japan Airport Terminal Co. Ltd.	169,200	4,659
Kansai Electric Power (The) Co., Inc.	94,900	1,122
Kurita Water Industries Ltd.	15,800	489
West Japan Railway Co.	270,000	5,264
		14,195
Luxembourg – 0.6%
SES S.A.	853,415	5,042
Malaysia – 0.2%
Tenaga Nasional Bhd.	636,600	1,920
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  119 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
Mexico – 3.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	178,808	$1,756
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	505,936	9,347
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	398,456	10,887
Promotora y Operadora de Infraestructura S.A.B. de C.V.	406,076	4,091
		26,081
Netherlands – 0.3%
Koninklijke Vopak N.V.	68,381	2,963
New Zealand – 1.2%
Auckland International Airport Ltd.	2,140,948	9,939
Philippines – 0.3%
International Container Terminal Services, Inc.	431,360	2,678
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	868,408	2,580
Spain – 3.5%
Aena S.M.E. S.A.	115,182	27,000
Iberdrola S.A.	207,060	3,347
		30,347
Switzerland – 1.2%
Flughafen Zurich A.G. (Registered)	42,607	10,122
Landis+Gyr Group A.G.*	4,154	247
		10,369
Thailand – 0.1%
Airports of Thailand PCL (Registered)	1,021,400	1,137
United Kingdom – 8.9%
National Grid PLC	2,999,213	39,075
Pennon Group PLC	1,020,823	5,898
Severn Trent PLC	492,574	16,126
SSE PLC	42,158	867
United Utilities Group PLC	1,052,299	13,723
		75,689
United States – 41.1%
AECOM	7,163	664
AES (The) Corp.	95,553	1,187
Alexandria Real Estate Equities, Inc.	7,113	658
Alliant Energy Corp.	31,788	2,046
Ameren Corp.	20,210	2,029
American Electric Power Co., Inc.	178,108	19,462
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
United States – 41.1%continued
American Tower Corp.	31,505	$6,855
American Water Works Co., Inc.	6,604	974
Array Technologies, Inc.*	39,922	194
Bunge Global S.A.	13,253	1,013
CenterPoint Energy, Inc.	28,101	1,018
Cheniere Energy, Inc.	54,879	12,699
Consolidated Edison, Inc.	36,805	4,070
Constellation Energy Corp.	28,856	5,818
Crown Castle, Inc.	67,096	6,993
CSX Corp.	680,179	20,018
Dominion Energy, Inc.	129,257	7,247
DT Midstream, Inc.	42,784	4,128
Duke Energy Corp.	82,801	10,099
Edison International	3,456	204
Enphase Energy, Inc.*	5,312	330
Entergy Corp.	82,742	7,074
Equinix, Inc.	1,609	1,312
Essential Utilities, Inc.	26,689	1,055
Evergy, Inc.	115,571	7,969
Eversource Energy	103,698	6,441
Exelon Corp.	647,186	29,822
Ferrovial S.E.	445,619	19,947
First Solar, Inc.*	2,656	336
GFL Environmental, Inc.	104,852	5,065
Gladstone Land Corp.	23,473	247
HA Sustainable Infrastructure Capital, Inc.	17,998	526
Hess Midstream L.P., Class A	72,211	3,054
Hubbell, Inc.	1,118	370
Kinder Morgan, Inc.	44,259	1,263
Kinetik Holdings, Inc.	36,987	1,921
NextEra Energy, Inc.	318,025	22,545
NiSource, Inc.	81,438	3,265
Norfolk Southern Corp.	88,244	20,901
ONEOK, Inc.	106,998	10,616
Ormat Technologies, Inc.	16,830	1,191
PG&E Corp.	467,125	8,025
PPL Corp.	75,748	2,735
Public Service Enterprise Group, Inc.	135,408	11,144
SBA Communications Corp.	27,162	5,976
Sempra	27,610	1,970
SJW Group	5,075	278
Targa Resources Corp.	93,623	18,769
Tetra Tech, Inc.	27,276	798
See Notes to the Financial Statements.
EQUITY FUNDS 120 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.3% (1)continued
United States – 41.1%continued
UGI Corp.	116,637	$3,857
Union Pacific Corp.	14,623	3,454
Venture Global, Inc., Class A	190,372	1,961
Vistra Corp.	26,835	3,151
Waste Connections, Inc.	13,125	2,558
Waste Management, Inc.	5,346	1,238
WEC Energy Group, Inc.	63,939	6,968
Williams (The) Cos., Inc.	249,080	14,885
Xcel Energy, Inc.	159,446	11,287
		351,680
Total Common Stocks
(Cost $730,203)		797,877

MASTER LIMITED PARTNERSHIPS – 2.7% (1)
United States – 2.7%
Energy Transfer L.P.	253,623	4,715
Enterprise Products Partners L.P.	92,999	3,175
MPLX L.P.	94,625	5,065
Plains All American Pipeline L.P.	257,714	5,154
Western Midstream Partners L.P.	120,954	4,954
		23,063
Total Master Limited Partnerships
(Cost $22,933)		23,063

INVESTMENT COMPANIES – 3.4%
International Public Partnerships Ltd.	778,376	1,129
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(2) (3)	25,813,750	25,814
Renewables Infrastructure Group (The) Ltd.	1,258,711	1,230
VH Global Sustainable Energy Opportunities PLC	812,380	599
Total Investment Companies
(Cost $29,372)		28,772

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(4) (5)	$636	$624
Total Short-Term Investments
(Cost $624)		624

Total Investments – 99.5%
(Cost $783,132)		850,336
Other Assets less Liabilities – 0.5%		4,407
Net Assets – 100.0%		$854,743

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	20	$5,653	Long	6/25	$23
MSCI EAFE Index (United States Dollar)	37	4,470	Long	6/25	(131)
Total					$(108)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  121 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	March 31, 2025
At March 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	1.4%
Consumer Staples	0.1
Energy	14.1
Financials	0.4
Industrials	33.6
Information Technology	0.1
Real Estate	2.6
Short-Term Investments	3.1
Utilities	44.1
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$9,254	$—	$—	$9,254
Canada	42,581	—	—	42,581
Mexico	26,081	—	—	26,081
United States	331,733	19,947	—	351,680
All Other Countries(1)	—	368,281	—	368,281
Total Common Stocks	409,649	388,228	—	797,877
Master Limited Partnerships	23,063	—	—	23,063
Investment Companies	25,814	2,958	—	28,772
Short-Term Investments	—	624	—	624
Total Investments	$458,526	$391,810	$—	$850,336
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23	$—	$—	$23
Liabilities
Futures Contracts	(131)	—	—	(131)
Total Other Financial Instruments	$(108)	$—	$—	$(108)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 122 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Australia – 6.6%
Charter Hall Group	58,319	$594
Goodman Group	187,539	3,373
HMC Capital Ltd.	15,796	62
National Storage REIT	392,067	547
Scentre Group	627,392	1,317
Stockland	128,422	395
		6,288
Belgium – 1.3%
Shurgard Self Storage Ltd.	26,068	944
VGP N.V.	3,045	265
		1,209
Canada – 1.5%
Canadian Apartment Properties REIT	46,065	1,381
France – 1.2%
Unibail-Rodamco-Westfield*	13,558	1,143
Germany – 1.9%
LEG Immobilien S.E.	2,800	198
Vonovia S.E.	59,336	1,601
		1,799
Hong Kong – 1.5%
Hongkong Land Holdings Ltd.	92,300	400
Link REIT	143,400	674
Sun Hung Kai Properties Ltd.	35,000	332
		1,406
Japan – 6.4%
Comforia Residential REIT, Inc.	178	313
Invincible Investment Corp.	1,019	428
Japan Metropolitan Fund Invest	1,601	1,023
Japan Real Estate Investment Corp.	544	390
KDX Realty Investment Corp.	437	430
Mitsubishi Estate Co. Ltd.	33,900	553
Mitsui Fudosan Co. Ltd.	266,100	2,376
Star Asia Investment Corp.	840	303
United Urban Investment Corp.	316	313
		6,129
Netherlands – 0.2%
CTP N.V.	12,279	220
Singapore – 1.5%
CapitaLand Integrated Commercial Trust	208,969	326
CapitaLand Investment Ltd.	179,300	364
Keppel DC REIT	124,100	198
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Singapore – 1.5%continued
Mapletree Logistics Trust	209,100	$203
Parkway Life Real Estate Investment Trust	120,900	373
		1,464
Spain – 1.7%
Cellnex Telecom S.A.*	34,725	1,232
Merlin Properties Socimi S.A.	40,042	430
		1,662
Sweden – 0.4%
Fastighets AB Balder, Class B*	60,000	376
Tanzania, United Republic of – 0.8%
Helios Towers PLC*	521,064	717
United Kingdom – 5.6%
Big Yellow Group PLC	64,982	784
British Land (The) Co. PLC	57,938	277
Derwent London PLC	24,553	586
Grainger PLC	308,801	812
Hammerson PLC	44,000	141
Helical PLC	61,000	157
Safestore Holdings PLC	24,000	190
Segro PLC	133,321	1,190
Shaftesbury Capital PLC	357,646	579
Tritax Big Box REIT PLC	195,961	355
UNITE Group (The) PLC	23,000	242
		5,313
United States – 65.3%
American Homes 4 Rent, Class A	64,334	2,432
American Tower Corp.	4,682	1,019
Americold Realty Trust, Inc.	39,062	838
AvalonBay Communities, Inc.	5,892	1,265
BXP, Inc.	31,971	2,148
CBRE Group, Inc., Class A*	5,687	744
CubeSmart	4,515	193
Digital Realty Trust, Inc.	25,397	3,639
DigitalBridge Group, Inc.	17,742	156
Douglas Emmett, Inc.	25,823	413
EastGroup Properties, Inc.	5,431	957
Equinix, Inc.	6,429	5,242
Equity LifeStyle Properties, Inc.	34,427	2,296
Essex Property Trust, Inc.	5,553	1,702
Extra Space Storage, Inc.	12,017	1,784
Farmland Partners, Inc.	6,416	71
Federal Realty Investment Trust	22,888	2,239
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  123 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
United States – 65.3%continued
First Industrial Realty Trust, Inc.	13,583	$733
Healthcare Realty Trust, Inc.	60,096	1,016
Highwoods Properties, Inc.	62,039	1,839
Kimco Realty Corp.	70,471	1,497
Lamar Advertising Co., Class A	7,214	821
Lineage, Inc.	14,015	822
Macerich (The) Co.	36,090	620
Mid-America Apartment Communities, Inc.	9,536	1,598
NNN REIT, Inc.	25,732	1,097
Prologis, Inc.	52,350	5,852
Public Storage	5,758	1,723
Realty Income Corp.	30,087	1,745
Rexford Industrial Realty, Inc.	34,170	1,338
Ryman Hospitality Properties, Inc.	14,075	1,287
Sabra Health Care REIT, Inc.	52,452	916
SBA Communications Corp.	7,552	1,661
Simon Property Group, Inc.	10,772	1,789
Sun Communities, Inc.	10,421	1,341
Sunstone Hotel Investors, Inc.	43,433	409
UDR, Inc.	24,725	1,117
Ventas, Inc.	45,414	3,123
Welltower, Inc.	9,169	1,405
Weyerhaeuser Co.	40,058	1,173
		62,060
Total Common Stocks
(Cost $85,201)		91,167

INVESTMENT COMPANIES – 3.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(2) (3)	2,983,830	2,984
Total Investment Companies
(Cost $2,984)		2,984

Total Investments – 99.1%
(Cost $88,185)		94,151
Other Assets less Liabilities – 0.9%		883
Net Assets – 100.0%		$95,034

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At March 31, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	2.1%
Financials	0.2
Real Estate	93.7
Short-Term Investments	3.1
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$1,381	$—	$—	$1,381
United States	62,060	—	—	62,060
All Other Countries(1)	—	27,726	—	27,726
Total Common Stocks	63,441	27,726	—	91,167
Investment Companies	2,984	—	—	2,984
Total Investments	$66,425	$27,726	$—	$94,151

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 124 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

SMALL CAP CORE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7%
Aerospace & Defense – 1.1%
AAR Corp.*	5,541	$310
AeroVironment, Inc.*	3,458	412
Astronics Corp.*	1,923	47
Astronics Corp., Class B*	3,022	70
Ducommun, Inc.*	3,179	184
Kratos Defense & Security Solutions, Inc.*	20,591	611
Leonardo DRS, Inc.	32,648	1,073
Mercury Systems, Inc.*	7,607	328
Moog, Inc., Class A	3,915	679
National Presto Industries, Inc.	969	85
Park Aerospace Corp.	3,624	49
V2X, Inc.*	3,376	166
		4,014
Air Freight & Logistics – 0.0%
Forward Air Corp.*	5,245	105
Automobile Components – 1.1%
Adient PLC*	14,106	181
American Axle & Manufacturing Holdings, Inc.*	9,869	40
Cooper-Standard Holdings, Inc.*	1,670	26
Dana, Inc.	19,674	262
Dorman Products, Inc.*	5,401	651
Gentherm, Inc.*	6,335	169
Goodyear Tire & Rubber (The) Co.*	43,193	399
LCI Industries	5,600	490
Modine Manufacturing Co.*	6,487	498
Motorcar Parts of America, Inc.*	4,026	38
Patrick Industries, Inc.	5,171	437
Standard Motor Products, Inc.	3,355	84
Stoneridge, Inc.*	3,599	17
Strattec Security Corp.*	1,207	48
Superior Industries International, Inc.*	6,257	13
Visteon Corp.*	3,829	297
XPEL, Inc.*	2,341	69
		3,719
Automobiles – 0.1%
Winnebago Industries, Inc.	6,708	231
Banks – 10.3%
1st Source Corp.	4,740	284
Amalgamated Financial Corp.	4,531	130
Amerant Bancorp, Inc.	4,211	87
Ameris Bancorp	7,997	460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 10.3%continued
AmeriServ Financial, Inc.	2,365	$6
Ames National Corp.	1,315	23
Arrow Financial Corp.	4,156	109
Associated Banc-Corp	17,195	387
Atlantic Union Bankshares Corp.	16,637	518
Axos Financial, Inc.*	10,144	655
Banc of California, Inc.	19,752	280
BancFirst Corp.	3,316	364
Bancorp (The), Inc.*	7,107	376
Bank First Corp.	2,434	245
Bank of Hawaii Corp.	5,044	348
Bank of Marin Bancorp	2,791	62
Bank of NT Butterfield & Son (The) Ltd.	6,610	257
Bank of South Carolina Corp.	4,624	62
Bank7 Corp.	6,639	257
BankFinancial Corp.	2,598	33
BankUnited, Inc.	9,698	334
Bankwell Financial Group, Inc.	5,648	170
Banner Corp.	6,376	407
Bar Harbor Bankshares	1,490	44
Bayfirst Financial Corp.	6,046	101
BCB Bancorp, Inc.	1,654	16
Berkshire Hills Bancorp, Inc.	6,171	161
Blue Ridge Bankshares, Inc.*	31,987	104
Burke & Herbert Financial Services Corp.	1,755	98
Business First Bancshares, Inc.	2,364	58
C&F Financial Corp.	1,209	81
Cadence Bank	26,391	801
Camden National Corp.	2,937	119
Capital City Bank Group, Inc.	1,607	58
Capitol Federal Financial, Inc.	18,229	102
Cathay General Bancorp	11,818	509
CB Financial Services, Inc.	281	8
Central Pacific Financial Corp.	3,792	103
CFSB Bancorp, Inc.*	416	3
Chain Bridge Bancorp, Inc., Class A*	4,681	111
Chemung Financial Corp.	2,145	102
Citizens & Northern Corp.	865	17
Citizens Community Bancorp, Inc.	1,193	17
Citizens Financial Services, Inc.	215	13
City Holding Co.	2,859	336
Civista Bancshares, Inc.	544	11
Colony Bankcorp, Inc.	1,026	17
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  125 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 10.3%continued
Columbia Financial, Inc.*	3,883	$58
Community Financial System, Inc.	7,008	398
Community Trust Bancorp, Inc.	2,130	107
Community West Bancshares	5,851	108
ConnectOne Bancorp, Inc.	1,779	43
Customers Bancorp, Inc.*	4,207	211
CVB Financial Corp.	18,828	348
Dime Community Bancshares, Inc.	5,036	140
Eastern Bankshares, Inc.	25,057	411
Enterprise Bancorp, Inc.	2,460	96
Enterprise Financial Services Corp.	4,045	217
Equity Bancshares, Inc., Class A	2,633	104
Esquire Financial Holdings, Inc.	975	74
ESSA Bancorp, Inc.	741	14
FB Financial Corp.	5,050	234
Financial Institutions, Inc.	3,411	85
First Bancorp	6,078	244
First BanCorp	23,122	443
First Bancorp (The), Inc.	662	16
First Bancshares (The), Inc.	3,786	128
First Bank(1)	6	—
First Busey Corp.	12,744	275
First Business Financial Services, Inc.	919	43
First Commonwealth Financial Corp.	21,701	337
First Community Bankshares, Inc.	2,434	92
First Community Corp.	4,681	106
First Financial Bancorp	10,922	273
First Financial Bankshares, Inc.	21,705	780
First Financial Corp.	2,007	98
First Financial Northwest, Inc.	1,552	35
First Foundation, Inc.	4,388	23
First Guaranty Bancshares, Inc.	537	4
First Hawaiian, Inc.	14,925	365
First Internet Bancorp	1,281	34
First Interstate BancSystem, Inc., Class A	10,854	311
First Merchants Corp.	7,841	317
First Mid Bancshares, Inc.	3,251	113
First of Long Island (The) Corp.	2,801	35
First Savings Financial Group, Inc.	8,525	220
First U.S. Bancshares, Inc.	8,192	109
First United Corp.	5,845	175
Five Star Bancorp	2,341	65
Flushing Financial Corp.	5,091	65
FS Bancorp, Inc.	1,824	69
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 10.3%continued
Fulton Financial Corp.	25,391	$459
German American Bancorp, Inc.	4,004	150
Glacier Bancorp, Inc.	16,191	716
Great Southern Bancorp, Inc.	1,289	71
Hancock Whitney Corp.	12,461	654
Hanmi Financial Corp.	3,760	85
Harleysville Financial Corp.	203	5
Hawthorn Bancshares, Inc.	813	23
HBT Financial, Inc.	3,511	79
Heritage Commerce Corp.	7,022	67
Heritage Financial Corp.	6,097	148
Hilltop Holdings, Inc.	11,402	347
Home Bancorp, Inc.	2,364	106
Home BancShares, Inc.	26,776	757
HomeStreet, Inc.*	3,567	42
HomeTrust Bancshares, Inc.	2,896	99
Hope Bancorp, Inc.	15,496	162
Horizon Bancorp, Inc.	6,159	93
Independent Bank Corp.	7,271	456
Independent Bank Corp.	2,341	72
International Bancshares Corp.	9,222	582
Investar Holding Corp.	8,334	147
Jeffersonville Bancorp	503	10
Kentucky First Federal Bancorp*	942	3
Lake Shore Bancorp, Inc.	598	9
Lakeland Financial Corp.	3,608	214
Landmark Bancorp, Inc.	1,242	34
Magyar Bancorp, Inc.	1,085	15
Mercantile Bank Corp.	4,371	190
Metrocity Bankshares, Inc.	2,926	81
Metropolitan Bank Holding Corp.*	1,365	76
Mid Penn Bancorp, Inc.	794	21
MidWestOne Financial Group, Inc.	1,088	32
NASB Financial, Inc.	762	28
National Bank Holdings Corp., Class A	4,989	191
National Bankshares, Inc.	684	18
NB Bancorp, Inc.*	5,533	100
NBT Bancorp, Inc.	7,886	338
Nicolet Bankshares, Inc.	2,245	245
Northeast Bank	1,689	155
Northeast Community Bancorp, Inc.	2,028	48
Northfield Bancorp, Inc.	11,933	130
Northrim BanCorp, Inc.	1,268	93
Northwest Bancshares, Inc.	13,953	168
See Notes to the Financial Statements.
EQUITY FUNDS 126 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 10.3%continued
Norwood Financial Corp.	869	$21
OceanFirst Financial Corp.	6,998	119
OFG Bancorp	7,983	320
Ohio Valley Banc Corp.	1,235	32
Old Point Financial Corp.	888	27
Old Second Bancorp, Inc.	2,013	34
Orrstown Financial Services, Inc.	2,145	64
Pacific Premier Bancorp, Inc.	15,377	328
Park National Corp.	2,210	335
Pathward Financial, Inc.	2,713	198
Penns Woods Bancorp, Inc.	1,562	44
Peoples Bancorp of North Carolina, Inc.	1,178	32
Peoples Bancorp, Inc.	4,882	145
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	792	35
Preferred Bank	2,871	240
Primis Financial Corp.	543	5
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,343	20
Provident Financial Services, Inc.	17,895	307
Renasant Corp.	9,029	306
Republic Bancorp, Inc., Class A	2,395	153
S&T Bancorp, Inc.	5,414	201
Sandy Spring Bancorp, Inc.	3,877	108
Seacoast Banking Corp. of Florida	12,003	309
ServisFirst Bancshares, Inc.	9,618	794
Shore Bancshares, Inc.	6,608	89
Sierra Bancorp	758	21
Simmons First National Corp., Class A	14,248	293
SmartFinancial, Inc.	1,950	61
South Plains Financial, Inc.	1,755	58
Southern First Bancshares, Inc.*	3,370	111
Southern Missouri Bancorp, Inc.	544	28
Southside Bancshares, Inc.	3,716	108
SouthState Corp.	15,479	1,437
Stellar Bancorp, Inc.	6,983	193
Stock Yards Bancorp, Inc.	4,679	323
Texas Capital Bancshares, Inc.*	6,591	492
Third Coast Bancshares, Inc.*	3,316	111
Timberland Bancorp, Inc.	1,385	42
Tompkins Financial Corp.	1,810	114
Towne Bank	9,664	330
TriCo Bancshares	3,727	149
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 10.3%continued
TrustCo Bank Corp. NY	1,925	$59
Trustmark Corp.	9,499	328
UMB Financial Corp.	9,103	920
Union Bankshares, Inc.	4,972	156
United Bancorp, Inc.	1,182	16
United Bankshares, Inc.	18,791	652
United Community Banks, Inc.	16,998	478
Unity Bancorp, Inc.	1,794	73
Univest Financial Corp.	4,102	116
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	8,557	245
Washington Trust Bancorp, Inc.	3,216	99
WesBanco, Inc.	17,211	533
West BanCorp, Inc.	921	18
Westamerica BanCorp	4,552	230
Western New England Bancorp, Inc.	6,575	61
WSFS Financial Corp.	12,811	665
		36,580
Beverages – 0.2%
MGP Ingredients, Inc.	2,508	74
National Beverage Corp.	11,923	495
Vita Coco (The) Co., Inc.*	7,203	221
		790
Biotechnology – 5.7%
2seventy bio, Inc.(1) *	74	—
4D Molecular Therapeutics, Inc.*	7,236	23
89bio, Inc.*	16,025	117
Abeona Therapeutics, Inc.*	18,334	87
ACADIA Pharmaceuticals, Inc.*	15,582	259
Achieve Life Sciences, Inc.*	29,984	80
Actuate Therapeutics, Inc.*	15,799	107
Acumen Pharmaceuticals, Inc.*	903	1
Adaptimmune Therapeutics PLC ADR*	16,891	3
ADMA Biologics, Inc.*	32,803	651
Agenus, Inc.*	7,100	11
Agios Pharmaceuticals, Inc.*	3,907	114
Akero Therapeutics, Inc.*	4,034	163
Alector, Inc.*	12,266	15
Alkermes PLC*	21,539	711
Allogene Therapeutics, Inc.*	21,950	32
Altimmune, Inc.*	9,485	47
Alvotech S.A.*	33,871	328
ALX Oncology Holdings, Inc.*	18,978	12
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  127 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.7%continued
Amicus Therapeutics, Inc.*	53,036	$433
AnaptysBio, Inc.*	8,707	162
Anavex Life Sciences Corp.*	17,827	153
Anika Therapeutics, Inc.*	3,954	59
Annexon, Inc.*	4,936	10
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	6,188	22
Arcellx, Inc.*	7,800	512
Arcturus Therapeutics Holdings, Inc.*	6,711	71
Arcutis Biotherapeutics, Inc.*	14,632	229
Ardelyx, Inc.*	5,205	26
ArriVent Biopharma, Inc.*	5,089	94
ARS Pharmaceuticals, Inc.*	10,950	138
Assembly Biosciences, Inc.*	5,953	57
Astria Therapeutics, Inc.*	18,264	98
Aurinia Pharmaceuticals, Inc.*	16,327	131
Avita Medical, Inc.*	13,263	108
Beam Therapeutics, Inc.*	7,971	156
Beyondspring, Inc.*	5,459	8
Biohaven Ltd.*	7,406	178
Biomea Fusion, Inc.*	25,880	55
Bluebird Bio, Inc.*	446	2
Boundless Bio, Inc.*	64,560	97
C4 Therapeutics, Inc.*	4,944	8
Cabaletta Bio, Inc.*	11,000	15
Capricor Therapeutics, Inc.*	17,312	164
CareDx, Inc.*	6,243	111
Cargo Therapeutics, Inc.*	6,000	24
Caribou Biosciences, Inc.*	12,842	12
Cartesian Therapeutics, Inc.*	4,034	53
Catalyst Pharmaceuticals, Inc.*	28,120	682
Celcuity, Inc.*	13,620	138
CervoMed, Inc.*	4,700	43
Checkpoint Therapeutics, Inc.*	46,030	186
Cibus, Inc.(1) *	1	—
Cidara Therapeutics, Inc.*	7,299	157
Climb Bio, Inc.*	12,500	15
Cogent Biosciences, Inc.*	10,372	62
Coherus Biosciences, Inc.*	11,737	9
Corbus Pharmaceuticals Holdings, Inc.*	2,100	11
Cullinan Therapeutics, Inc.*	8,818	67
Curis, Inc.*	11,332	24
Day One Biopharmaceuticals, Inc.*	5,305	42
Design Therapeutics, Inc.*	19,411	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.7%continued
DiaMedica Therapeutics, Inc.*	16,214	$61
Dianthus Therapeutics, Inc.*	3,554	64
Disc Medicine, Inc.*	1,798	89
Dyadic International, Inc.*	12,389	17
Dynavax Technologies Corp.*	23,156	300
Eagle Pharmaceuticals, Inc.*	2,990	3
Editas Medicine, Inc.*	6,691	8
Elicio Therapeutics, Inc.*	12,485	77
Emergent BioSolutions, Inc.*	8,104	39
Enanta Pharmaceuticals, Inc.*	11,574	64
Engene Holdings, Inc.*	10,566	47
Entrada Therapeutics, Inc.*	11,564	105
Foghorn Therapeutics, Inc.*	8,206	30
Galectin Therapeutics, Inc.*	6,174	8
Geron Corp.*	20,850	33
Greenwich Lifesciences, Inc.*	5,570	53
Gyre Therapeutics, Inc.*	8,163	63
Halozyme Therapeutics, Inc.*	18,845	1,203
HilleVax, Inc.*	1,790	3
Humacyte, Inc.*	14,886	25
IGM Biosciences, Inc.*	19,265	22
Immatics N.V.*	7,825	35
Immix Biopharma, Inc.*	17,742	30
ImmuCell Corp.*	2,016	10
Immunic, Inc.*	12,445	14
Immunome, Inc.*	9,975	67
Inhibrx Biosciences, Inc.*	7,938	111
Inmune Bio, Inc.*	13,653	107
Inovio Pharmaceuticals, Inc.*	55,978	91
Inozyme Pharma, Inc.*	12,169	11
Insmed, Inc.*	18,358	1,401
Ironwood Pharmaceuticals, Inc.*	33,577	49
iTeos Therapeutics, Inc.*	5,902	35
Jasper Therapeutics, Inc.*	4,000	17
KalVista Pharmaceuticals, Inc.*	14,365	166
Keros Therapeutics, Inc.*	2,038	21
Kodiak Sciences, Inc.*	29,062	82
Korro Bio, Inc.*	2,594	45
Krystal Biotech, Inc.*	2,241	404
Kura Oncology, Inc.*	14,238	94
Larimar Therapeutics, Inc.*	375	1
Lexeo Therapeutics, Inc.*	5,900	20
Lexicon Pharmaceuticals, Inc.*	9,092	4
MacroGenics, Inc.*	7,145	9
See Notes to the Financial Statements.
EQUITY FUNDS 128 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.7%continued
MannKind Corp.*	30,729	$155
MDxHealth S.A.*	68,461	97
MediciNova, Inc.*	15,779	23
MeiraGTx Holdings PLC*	10,630	72
Mereo Biopharma Group PLC ADR*	1,007	2
Merrimack Pharmaceuticals, Inc.(2) *	7,504	—
Mersana Therapeutics, Inc.*	8,049	3
Merus N.V.*	9,263	390
MiMedx Group, Inc.*	11,170	85
Mineralys Therapeutics, Inc.*	7,492	119
Mirum Pharmaceuticals, Inc.*	10,513	474
Monte Rosa Therapeutics, Inc.*	9,988	46
Neurogene, Inc.*	2,883	34
Nkarta, Inc.*	19,828	36
Nurix Therapeutics, Inc.*	4,802	57
Olema Pharmaceuticals, Inc.*	16,261	61
Omega Therapeutics, Inc.(1) *	258	—
Organogenesis Holdings, Inc.*	6,828	30
ORIC Pharmaceuticals, Inc.*	17,601	98
PDL BioPharma, Inc.(2) *	24,608	14
PepGen, Inc.*	5,600	8
Perspective Therapeutics, Inc.*	7,700	16
PMV Pharmaceuticals, Inc.*	6,462	7
Praxis Precision Medicines, Inc.*	3,193	121
Precision BioSciences, Inc.*	8,742	42
Prime Medicine, Inc.*	14,117	28
ProKidney Corp.*	6,328	6
ProQR Therapeutics N.V.*	5,007	7
Protagonist Therapeutics, Inc.*	4,490	217
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	4,511	56
PTC Therapeutics, Inc.*	8,777	447
Q32 Bio, Inc.*	5,100	8
REGENXBIO, Inc.*	12,145	87
Relay Therapeutics, Inc.*	12,580	33
Repare Therapeutics, Inc.*	92,061	91
Replimune Group, Inc.*	13,476	131
Rhythm Pharmaceuticals, Inc.*	6,801	360
Sage Therapeutics, Inc.*	9,308	74
Sana Biotechnology, Inc.*	42,910	72
Savara, Inc.*	5,832	16
Scholar Rock Holding Corp.*	17,782	572
Sera Prognostics, Inc., Class A*	12,198	45
Serina Therapeutics, Inc.*	7,587	43
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.7%continued
Shattuck Labs, Inc.*	3,786	$4
Solid Biosciences, Inc.*	372	1
Spero Therapeutics, Inc.*	6,821	5
Spyre Therapeutics, Inc.*	3,458	56
Stoke Therapeutics, Inc.*	10,595	70
Sutro Biopharma, Inc.*	2,516	2
Tango Therapeutics, Inc.*	9,700	13
Tenaya Therapeutics, Inc.*	5,333	3
TG Therapeutics, Inc.*	14,983	591
Tourmaline Bio, Inc.*	5,666	86
Travere Therapeutics, Inc.*	8,092	145
Twist Bioscience Corp.*	7,246	284
Tyra Biosciences, Inc.*	5,186	48
UroGen Pharma Ltd.*	13,819	153
Vanda Pharmaceuticals, Inc.*	8,245	38
Vaxcyte, Inc.*	9,062	342
Veracyte, Inc.*	9,721	288
Vericel Corp.*	6,532	291
Viridian Therapeutics, Inc.*	13,784	186
Voyager Therapeutics, Inc.*	8,679	29
vTv Therapeutics, Inc., Class A*	4,706	82
XBiotech, Inc.*	5,589	18
Xencor, Inc.*	4,283	46
Xenon Pharmaceuticals, Inc.*	6,206	208
XOMA Royalty Corp.*	7,509	150
Y-mAbs Therapeutics, Inc.*	8,974	40
Zymeworks, Inc.*	5,520	66
		20,125
Building Products – 1.4%
American Woodmark Corp.*	2,241	132
Apogee Enterprises, Inc.	4,903	227
AZZ, Inc.	3,366	281
CSW Industrials, Inc.	2,067	603
Gibraltar Industries, Inc.*	5,504	323
Griffon Corp.	7,956	569
Insteel Industries, Inc.	5,916	156
JELD-WEN Holding, Inc.*	9,904	59
Quanex Building Products Corp.	4,683	87
Resideo Technologies, Inc.*	19,350	342
Tecnoglass, Inc.	5,656	405
UFP Industries, Inc.	9,879	1,057
Zurn Elkay Water Solutions Corp.	20,489	676
		4,917
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  129 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Capital Markets – 1.8%
ArrowMark Financial Corp.	2,315	$49
Artisan Partners Asset Management, Inc., Class A	6,762	264
Associated Capital Group, Inc., Class A	2,054	79
B. Riley Financial, Inc.	1,976	8
BGC Group, Inc., Class A	38,853	356
Cohen & Steers, Inc.	3,981	319
Diamond Hill Investment Group, Inc.	1,001	143
DigitalBridge Group, Inc.	21,511	190
Federated Hermes, Inc.	12,994	530
GAMCO Investors, Inc., Class A	5,775	134
Great Elm Group, Inc.*	1,697	3
Hamilton Lane, Inc., Class A	3,987	593
Moelis & Co., Class A	8,611	503
Patria Investments Ltd., Class A	15,447	174
Piper Sandler Cos.	2,951	731
PJT Partners, Inc., Class A	3,220	444
Siebert Financial Corp.*	5,779	17
Sixth Street Specialty Lending, Inc.	10,658	239
StepStone Group, Inc., Class A	6,819	356
StoneX Group, Inc.*	7,036	537
Victory Capital Holdings, Inc., Class A	9,426	545
Virtus Investment Partners, Inc.	893	154
Westwood Holdings Group, Inc.	1,921	31
WisdomTree, Inc.	12,863	115
		6,514
Chemicals – 1.8%
AdvanSix, Inc.	3,669	83
Alto Ingredients, Inc.*	7,970	9
American Vanguard Corp.	3,314	14
Arq, Inc.*	713	3
Ashland, Inc.	5,071	301
Aspen Aerogels, Inc.*	3,850	25
Avient Corp.	12,454	463
Balchem Corp.	4,839	803
Cabot Corp.	8,549	711
H.B. Fuller Co.	9,688	544
Hawkins, Inc.	6,185	655
Ingevity Corp.*	6,226	246
Innospec, Inc.	3,624	343
Intrepid Potash, Inc.*	714	21
Koppers Holdings, Inc.	6,401	179
Kronos Worldwide, Inc.	3,961	30
LSB Industries, Inc.*	5,017	33
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Chemicals – 1.8%continued
Mativ Holdings, Inc.	11,510	$72
Minerals Technologies, Inc.	5,758	366
Olin Corp.	12,678	307
Orion S.A.	6,335	82
Quaker Chemical Corp.	3,082	381
Sensient Technologies Corp.	6,733	501
Stepan Co.	3,665	202
Tronox Holdings PLC	15,890	112
		6,486
Commercial Services & Supplies – 2.0%
ABM Industries, Inc.	10,010	474
ACCO Brands Corp.	15,990	67
ACV Auctions, Inc., Class A*	16,908	238
Brady Corp., Class A	7,693	543
Brink's (The) Co.	7,291	628
Casella Waste Systems, Inc., Class A*	6,573	733
CECO Environmental Corp.*	1,570	36
Cimpress PLC*	4,008	181
Civeo Corp.	248	6
CompX International, Inc.	2,274	47
CoreCivic, Inc.*	16,528	335
Deluxe Corp.	6,704	106
Driven Brands Holdings, Inc.*	19,309	331
Ennis, Inc.	4,823	97
GEO Group (The), Inc.*	16,189	473
HNI Corp.	7,117	316
Interface, Inc.	7,014	139
Liquidity Services, Inc.*	3,772	117
Matthews International Corp., Class A	5,545	123
MillerKnoll, Inc.	12,738	244
NL Industries, Inc.	6,511	51
Odyssey Marine Exploration, Inc.(1) *	377	—
OPENLANE, Inc.*	19,594	378
Perma-Fix Environmental Services, Inc.*	1,164	9
Pitney Bowes, Inc.	22,313	202
Pursuit Attractions and Hospitality, Inc.*	3,257	115
Quad/Graphics, Inc.	1,943	11
Steelcase, Inc., Class A	14,786	162
UniFirst Corp.	2,272	395
Virco Mfg. Corp.	3,544	34
VSE Corp.	3,634	436
		7,027
See Notes to the Financial Statements.
EQUITY FUNDS 130 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.*	7,119	$62
Applied Optoelectronics, Inc.*	6,355	98
Aviat Networks, Inc.*	2,302	44
BK Technologies Corp.*	312	12
Calix, Inc.*	6,959	247
Clearfield, Inc.*	3,743	111
CommScope Holding Co., Inc.*	27,294	145
Comtech Telecommunications Corp.*	3,651	6
Digi International, Inc.*	8,223	229
Extreme Networks, Inc.*	15,670	207
Harmonic, Inc.*	14,466	139
Ituran Location and Control Ltd.	3,136	113
KVH Industries, Inc.*	6,218	33
NETGEAR, Inc.*	4,587	112
NetScout Systems, Inc.*	11,174	235
Ribbon Communications, Inc.*	3,949	15
Viavi Solutions, Inc.*	29,551	331
		2,139
Construction & Engineering – 1.6%
Arcosa, Inc.	8,363	645
Argan, Inc.	2,779	365
Construction Partners, Inc., Class A*	5,939	427
Dycom Industries, Inc.*	4,472	681
Everus Construction Group, Inc.*	7,035	261
Fluor Corp.*	21,262	762
Granite Construction, Inc.	8,356	630
Great Lakes Dredge & Dock Corp.*	6,327	55
IES Holdings, Inc.*	1,278	211
Matrix Service Co.*	8,266	103
MYR Group, Inc.*	2,409	272
Northwest Pipe Co.*	4,030	166
Orion Group Holdings, Inc.*	2,292	12
Primoris Services Corp.	4,554	261
Sterling Infrastructure, Inc.*	6,025	682
Tutor Perini Corp.*	4,223	98
		5,631
Construction Materials – 0.3%
Knife River Corp.*	6,916	624
United States Lime & Minerals, Inc.	5,081	449
		1,073
Consumer Finance – 1.1%
Atlanticus Holdings Corp.*	1,020	52
Bread Financial Holdings, Inc.	6,513	326
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Consumer Finance – 1.1%continued
Encore Capital Group, Inc.*	5,194	$178
Enova International, Inc.*	3,727	360
EZCORP, Inc., Class A*	5,559	82
FirstCash Holdings, Inc.	6,304	759
Green Dot Corp., Class A*	8,533	72
LendingClub Corp.*	8,000	83
Medallion Financial Corp.	946	8
Navient Corp.	25,580	323
Nelnet, Inc., Class A	5,173	574
PRA Group, Inc.*	7,741	160
PROG Holdings, Inc.	10,956	291
Upstart Holdings, Inc.*	9,887	455
World Acceptance Corp.*	1,322	167
		3,890
Consumer Staples Distribution & Retail – 1.0%
Andersons (The), Inc.	3,037	130
Chefs' Warehouse (The), Inc.*	2,409	131
Grocery Outlet Holding Corp.*	11,324	158
Ingles Markets, Inc., Class A	4,238	276
Natural Grocers by Vitamin Cottage, Inc.	1,389	56
PriceSmart, Inc.	3,175	279
SpartanNash Co.	5,329	108
Sprouts Farmers Market, Inc.*	12,853	1,962
United Natural Foods, Inc.*	6,530	179
Village Super Market, Inc., Class A	1,432	55
Weis Markets, Inc.	3,583	276
		3,610
Containers & Packaging – 0.4%
Ardagh Metal Packaging S.A.	72,683	220
Greif, Inc., Class A	3,729	205
Myers Industries, Inc.	5,251	63
O-I Glass, Inc.*	17,827	204
Pactiv Evergreen, Inc.	21,800	393
TriMas Corp.	7,273	170
		1,255
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,494	190
Weyco Group, Inc.	3,201	98
		288
Diversified Consumer Services – 1.0%
Adtalem Global Education, Inc.*	9,717	978
American Public Education, Inc.*	4,373	97
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  131 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Diversified Consumer Services – 1.0%continued
Frontdoor, Inc.*	8,451	$325
Graham Holdings Co., Class B	696	669
Laureate Education, Inc.*	15,982	327
Perdoceo Education Corp.	7,685	193
Strategic Education, Inc.	3,339	280
Stride, Inc.*	5,089	644
Universal Technical Institute, Inc.*	2,557	66
WW International, Inc.(1) *	158	—
		3,579
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	9,863	170
American Assets Trust, Inc.	6,622	133
Armada Hoffler Properties, Inc.	4,550	34
Broadstone Net Lease, Inc.	18,531	316
CTO Realty Growth, Inc.	8,890	172
Empire State Realty Trust, Inc., Class A	19,536	153
Essential Properties Realty Trust, Inc.	23,156	756
Gladstone Commercial Corp.	4,270	64
Global Net Lease, Inc.	22,773	183
One Liberty Properties, Inc.	9,633	253
		2,234
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	183
ATN International, Inc.	1,802	37
Bandwidth, Inc., Class A*	2,305	30
Cogent Communications Holdings, Inc.	5,840	358
Globalstar, Inc.*	13,068	273
IDT Corp., Class B	4,043	207
Iridium Communications, Inc.	16,064	439
Liberty Latin America Ltd., Class C*	12,651	79
LICT Corp.*	6	78
Shenandoah Telecommunications Co.	6,924	87
		1,771
Electric Utilities – 0.9%
ALLETE, Inc.	9,294	611
MGE Energy, Inc.	6,485	603
Otter Tail Corp.	7,893	634
Portland General Electric Co.	15,229	679
TXNM Energy, Inc.	11,028	590
		3,117
Electrical Equipment – 1.0%
Allient, Inc.	3,218	71
American Superconductor Corp.*	565	10
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Electrical Equipment – 1.0%continued
Array Technologies, Inc.*	20,177	$98
Atkore, Inc.	6,811	409
Babcock & Wilcox Enterprises, Inc.*	5,816	4
Bloom Energy Corp., Class A*	26,526	521
EnerSys	6,331	580
LSI Industries, Inc.	3,710	63
NEXTracker, Inc., Class A*	17,476	736
Orion Energy Systems, Inc.*	2,963	2
Powell Industries, Inc.	3,230	550
Preformed Line Products Co.	1,432	201
Shoals Technologies Group, Inc., Class A*	22,826	76
Thermon Group Holdings, Inc.*	2,555	71
TPI Composites, Inc.*	4,933	4
Ultralife Corp.*	2,087	11
Vicor Corp.*	4,504	211
		3,618
Electronic Equipment, Instruments & Components – 3.6%
Advanced Energy Industries, Inc.	5,297	505
Arlo Technologies, Inc.*	9,003	89
Avnet, Inc.	12,251	589
Badger Meter, Inc.	4,193	798
Bel Fuse, Inc., Class A	1,270	92
Bel Fuse, Inc., Class B	4,020	301
Belden, Inc.	5,471	548
Benchmark Electronics, Inc.	7,117	271
Climb Global Solutions, Inc.	4,238	469
Crane NXT Co.	6,390	328
CTS Corp.	3,991	166
Daktronics, Inc.*	6,212	76
ePlus, Inc.*	7,989	488
Fabrinet*	6,173	1,219
FARO Technologies, Inc.*	2,891	79
Frequency Electronics, Inc.	5,208	81
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	7,078	1,062
Itron, Inc.*	6,505	681
Kimball Electronics, Inc.*	3,942	65
Knowles Corp.*	10,993	167
Methode Electronics, Inc.(3)	6,238	40
Mirion Technologies, Inc.*	26,046	378
nLight, Inc.*	9,426	73
Novanta, Inc.*	5,426	694
OSI Systems, Inc.*	3,998	777
See Notes to the Financial Statements.
EQUITY FUNDS 132 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Electronic Equipment, Instruments & Components – 3.6%continued
PAR Technology Corp.*	3,657	$224
PC Connection, Inc.	5,057	316
Plexus Corp.*	4,585	587
Powerfleet, Inc. NJ*	1,647	9
Rogers Corp.*	2,668	180
Sanmina Corp.*	9,904	754
ScanSource, Inc.*	3,524	120
TTM Technologies, Inc.*	12,545	257
Vishay Intertechnology, Inc.	15,908	253
Vishay Precision Group, Inc.*	4,398	106
		12,843
Energy Equipment & Services – 1.9%
Archrock, Inc.	20,099	527
Bristow Group, Inc.*	5,204	164
Cactus, Inc., Class A	8,264	379
ChampionX Corp.	28,474	849
DMC Global, Inc.*	4,297	36
Expro Group Holdings N.V.*	13,606	135
Forum Energy Technologies, Inc.*	451	9
Geospace Technologies Corp.*	4,882	35
Gulf Island Fabrication, Inc.*	4,276	28
Helix Energy Solutions Group, Inc.*	28,002	233
Helmerich & Payne, Inc.	13,284	347
Innovex International, Inc.*	4,843	87
KLX Energy Services Holdings, Inc.*	590	2
Kodiak Gas Services, Inc.	11,428	426
Liberty Energy, Inc.	19,469	308
Mammoth Energy Services, Inc.*	1,811	4
Nabors Industries Ltd.*	1,352	56
Natural Gas Services Group, Inc.*	2,873	63
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	3
Noble Corp. PLC	21,018	498
NPK International, Inc.*	11,196	65
Oceaneering International, Inc.*	13,671	298
Oil States International, Inc.*	4,730	24
Patterson-UTI Energy, Inc.	47,747	393
ProPetro Holding Corp.*	8,131	60
RPC, Inc.	31,496	173
SEACOR Marine Holdings, Inc.*	8,221	42
Seadrill Ltd.*	11,703	293
Solaris Energy Infrastructure, Inc.	4,123	90
TETRA Technologies, Inc.*	9,323	31
Tidewater, Inc.*	7,176	303
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Energy Equipment & Services – 1.9%continued
Transocean Ltd.*	120,529	$382
Valaris Ltd.*	8,270	325
		6,668
Entertainment – 0.5%
Atlanta Braves Holdings, Inc., Class C*	15,816	633
Cinemark Holdings, Inc.	12,545	312
IMAX Corp.*	5,112	135
Madison Square Garden Entertainment Corp.*	3,286	107
Manchester United PLC, Class A*	20,156	264
Marcus (The) Corp.	3,993	67
Playtika Holding Corp.	29,192	151
Reading International, Inc., Class A*	2,207	3
Sphere Entertainment Co.*	3,286	107
		1,779
Financial Services – 2.7%
Acacia Research Corp.*	5,705	18
Banco Latinoamericano de Comercio Exterior S.A., Class E	6,868	251
California First Leasing Corp.	1,284	26
Cannae Holdings, Inc.	10,624	195
Cass Information Systems, Inc.	1,664	72
Dlocal Ltd.*	38,584	322
Enact Holdings, Inc.	17,086	594
Essent Group Ltd.	15,016	867
EVERTEC, Inc.	8,592	316
Federal Agricultural Mortgage Corp., Class C	960	180
Flywire Corp.*	11,621	110
HA Sustainable Infrastructure Capital, Inc.	9,596	281
Jackson Financial, Inc., Class A	8,970	751
Lesaka Technologies, Inc.*	4,864	23
Marqeta, Inc., Class A*	51,997	214
Mr Cooper Group, Inc.*	8,434	1,009
NCR Atleos Corp.*	7,815	206
NMI Holdings, Inc.*	9,464	341
Onity Group, Inc.*	25	1
Pagseguro Digital Ltd., Class A*	34,076	260
Paymentus Holdings, Inc., Class A*	15,270	399
Payoneer Global, Inc.*	36,495	267
PennyMac Financial Services, Inc.	5,054	506
Radian Group, Inc.	26,220	867
Remitly Global, Inc.*	19,015	396
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  133 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Financial Services – 2.7%continued
Security National Financial Corp., Class A*	6,472	$78
StoneCo Ltd., Class A*	32,834	344
Walker & Dunlop, Inc.	6,037	515
Waterstone Financial, Inc.	3,766	51
		9,460
Food Products – 1.2%
Alico, Inc.	4,732	141
B&G Foods, Inc.	10,181	70
Bridgford Foods Corp.*	4,609	37
Calavo Growers, Inc.	2,303	55
Cal-Maine Foods, Inc.	5,676	516
Farmer Bros. Co.*	3,321	7
Fresh Del Monte Produce, Inc.	4,558	141
Hain Celestial Group (The), Inc.*	10,911	45
J&J Snack Foods Corp.	2,723	359
John B. Sanfilippo & Son, Inc.	1,036	73
Lancaster Colony Corp.	3,002	525
Lifeway Foods, Inc.*	1,820	45
Limoneira Co.	2,153	38
Nomad Foods Ltd.	23,241	457
Seaboard Corp.	96	259
Seneca Foods Corp., Class A*	3,954	352
Simply Good Foods (The) Co.*	12,532	432
Tootsie Roll Industries, Inc.	9,013	284
TreeHouse Foods, Inc.*	8,618	234
Vital Farms, Inc.*	5,377	164
		4,234
Gas Utilities – 1.2%
Chesapeake Utilities Corp.	3,402	437
New Jersey Resources Corp.	15,358	754
Northwest Natural Holding Co.	5,883	251
ONE Gas, Inc.	17,993	1,360
RGC Resources, Inc.	1,301	27
Southwest Gas Holdings, Inc.	8,915	640
Spire, Inc.	8,701	681
		4,150
Ground Transportation – 0.4%
ArcBest Corp.	3,952	279
Avis Budget Group, Inc.*	4,096	311
Covenant Logistics Group, Inc.	7,131	158
Heartland Express, Inc.	11,716	108
Marten Transport Ltd.	8,207	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Ground Transportation – 0.4%continued
P.A.M.T CORP.*	5,902	$72
Universal Logistics Holdings, Inc.	4,151	109
Werner Enterprises, Inc.	7,057	207
		1,356
Health Care Equipment & Supplies – 3.7%
Accuray, Inc.*	9,372	17
Alphatec Holdings, Inc.*	13,708	139
AngioDynamics, Inc.*	7,934	75
Apyx Medical Corp.*	3,504	5
Artivion, Inc.*	7,735	190
AtriCure, Inc.*	8,161	263
Avanos Medical, Inc.*	9,278	133
Axogen, Inc.*	7,603	141
BioSig Technologies, Inc.*	1	—
Bioventus, Inc., Class A*	5,498	50
Cerus Corp.*	36,175	50
CONMED Corp.	4,445	268
CVRx, Inc.*	7,971	98
Daxor Corp.(1) *	37	—
Electromed, Inc.*	11,094	265
Embecta Corp.	7,488	95
Enovis Corp.*	6,253	239
Envista Holdings Corp.*	16,711	288
Establishment Labs Holdings, Inc.*	4,002	163
FONAR Corp.*	7,078	99
Glaukos Corp.*	5,572	548
Haemonetics Corp.*	6,302	401
ICU Medical, Inc.*	2,571	357
Inmode Ltd.*	9,803	174
Inogen, Inc.*	2,193	16
Integer Holdings Corp.*	6,013	710
Integra LifeSciences Holdings Corp.*	7,683	169
iRadimed Corp.	5,120	269
iRhythm Technologies, Inc.*	3,706	388
Kewaunee Scientific Corp.*	4,328	170
Lantheus Holdings, Inc.*	10,255	1,001
LeMaitre Vascular, Inc.	7,880	661
LivaNova PLC*	7,743	304
Merit Medical Systems, Inc.*	9,721	1,028
Neogen Corp.*	28,092	244
NeuroPace, Inc.*	13,637	168
Nevro Corp.*	16,091	94
Omnicell, Inc.*	7,285	255
OraSure Technologies, Inc.*	14,533	49
See Notes to the Financial Statements.
EQUITY FUNDS 134 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Equipment & Supplies – 3.7%continued
Orchestra BioMed Holdings, Inc.*	11,909	$51
Orthofix Medical, Inc.*	10,930	178
OrthoPediatrics Corp.*	5,299	131
Paragon 28, Inc.*	15,463	202
Pro-Dex, Inc.*	8,972	445
Pulmonx Corp.*	14,983	101
Pulse Biosciences, Inc.*	16,056	258
QuidelOrtho Corp.*	6,435	225
Sanara Medtech, Inc.*	2,978	92
Semler Scientific, Inc.*	3,425	124
SI-BONE, Inc.*	11,523	162
Sight Sciences, Inc.*	13,829	33
STAAR Surgical Co.*	6,737	119
Stereotaxis, Inc.*	818	1
Surmodics, Inc.*	3,798	116
Tactile Systems Technology, Inc.*	2,130	28
TransMedics Group, Inc.*	4,119	277
Treace Medical Concepts, Inc.*	14,695	123
UFP Technologies, Inc.*	2,861	577
Utah Medical Products, Inc.	2,292	128
Varex Imaging Corp.*	8,826	102
Zimvie, Inc.*	5,666	61
Zynex, Inc.*	7,597	17
		13,135
Health Care Providers & Services – 3.4%
Acadia Healthcare Co., Inc.*	9,947	302
AdaptHealth Corp.*	8,933	97
Addus HomeCare Corp.*	3,125	309
Alignment Healthcare, Inc.*	21,260	396
Amedisys, Inc.*	4,012	372
AMN Healthcare Services, Inc.*	7,864	192
Astrana Health, Inc.*	7,576	235
BrightSpring Health Services, Inc.*	8,451	153
Brookdale Senior Living, Inc.*	31,059	194
Castle Biosciences, Inc.*	6,091	122
Community Health Systems, Inc.*	15,902	43
Concentra Group Holdings Parent, Inc.	15,282	332
CorVel Corp.*	11,660	1,306
Cross Country Healthcare, Inc.*	10,335	154
Cryo-Cell International, Inc.	638	4
DocGo, Inc.*	9,600	25
Enhabit, Inc.*	10,181	90
Ensign Group (The), Inc.	9,883	1,279
Fulgent Genetics, Inc.*	4,574	77
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Providers & Services – 3.4%continued
GeneDx Holdings Corp.*	3,169	$281
HealthEquity, Inc.*	9,963	880
Hims & Hers Health, Inc.*	24,517	724
Joint (The) Corp.*	9,294	116
LifeStance Health Group, Inc.*	41,000	273
ModivCare, Inc.*	6,176	8
National HealthCare Corp.	3,193	296
National Research Corp.	6,152	79
NeoGenomics, Inc.*	15,633	148
OPKO Health, Inc.*	69,126	115
Option Care Health, Inc.*	21,714	759
Owens & Minor, Inc.*	7,821	71
Patterson Cos., Inc.	17,070	533
Pennant Group (The), Inc.*	4,115	104
Premier, Inc., Class A	15,270	294
Privia Health Group, Inc.*	12,557	282
Progyny, Inc.*	11,588	259
RadNet, Inc.*	7,989	397
Select Medical Holdings Corp.	18,939	316
Sonida Senior Living, Inc.*	3,536	82
Surgery Partners, Inc.*	9,391	223
U.S. Physical Therapy, Inc.	2,573	186
		12,108
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	10,839	329
CareTrust REIT, Inc.	13,651	390
Community Healthcare Trust, Inc.	2,980	54
Diversified Healthcare Trust	28,285	68
Global Medical REIT, Inc.	7,521	66
LTC Properties, Inc.	5,598	199
Medical Properties Trust, Inc.	67,399	406
National Health Investors, Inc.	6,489	479
Sabra Health Care REIT, Inc.	29,549	516
		2,507
Health Care Technology – 0.6%
American Well Corp., Class A*	170	1
Certara, Inc.*	14,576	144
Evolent Health, Inc., Class A*	16,906	160
GoodRx Holdings, Inc., Class A*	51,400	227
HealthStream, Inc.	4,554	147
LifeMD, Inc.*	11,236	61
OptimizeRx Corp.*	12,182	106
Simulations Plus, Inc.	3,595	88
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  135 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Technology – 0.6%continued
TruBridge, Inc.*	6,684	$184
Veradigm, Inc.*	27,158	118
Waystar Holding Corp.*	19,699	736
		1,972
Hotel & Resort Real Estate Investment Trusts – 0.8%
Apple Hospitality REIT, Inc.	30,357	392
Braemar Hotels & Resorts, Inc.	10,653	26
Chatham Lodging Trust	5,329	38
DiamondRock Hospitality Co.	33,257	257
Park Hotels & Resorts, Inc.	30,667	327
Pebblebrook Hotel Trust	18,594	188
RLJ Lodging Trust	26,563	210
Ryman Hospitality Properties, Inc.	7,088	648
Service Properties Trust	23,618	62
Sotherly Hotels, Inc.*	2,334	2
Summit Hotel Properties, Inc.	10,333	56
Sunstone Hotel Investors, Inc.	32,510	306
Xenia Hotels & Resorts, Inc.	16,167	190
		2,702
Hotels, Restaurants & Leisure – 1.7%
Arcos Dorados Holdings, Inc., Class A	28,683	231
Biglari Holdings, Inc., Class B*	626	136
BJ's Restaurants, Inc.*	4,307	148
Bloomin' Brands, Inc.	10,831	78
Canterbury Park Holding Corp.	1,094	20
Cracker Barrel Old Country Store, Inc.	3,743	145
Dave & Buster's Entertainment, Inc.*	8,383	147
Denny's Corp.*	11,297	41
Dine Brands Global, Inc.	2,434	57
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	11,387	156
Global Business Travel Group I*	51,172	371
Golden Entertainment, Inc.	582	15
Hilton Grand Vacations, Inc.*	10,741	402
International Game Technology PLC	11,896	193
Jack in the Box, Inc.	3,236	88
Life Time Group Holdings, Inc.*	21,513	650
Marriott Vacations Worldwide Corp.	3,840	247
Monarch Casino & Resort, Inc.	1,190	93
Nathan's Famous, Inc.	1,213	117
Papa John's International, Inc.	3,895	160
Penn Entertainment, Inc.*	16,518	269
Red Robin Gourmet Burgers, Inc.(1) *	87	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Hotels, Restaurants & Leisure – 1.7%continued
Red Rock Resorts, Inc., Class A	9,545	$414
Shake Shack, Inc., Class A*	3,848	339
Six Flags Entertainment Corp.	8,557	305
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	11,701	542
United Parks & Resorts, Inc.*	6,916	314
Wendy's (The) Co.	21,933	321
		5,999
Household Durables – 1.9%
Beazer Homes U.S.A., Inc.*	3,975	81
Cavco Industries, Inc.*	1,467	762
Century Communities, Inc.	2,865	192
Champion Homes, Inc.*	7,780	737
Ethan Allen Interiors, Inc.	4,090	113
Flexsteel Industries, Inc.	3,433	125
GoPro, Inc., Class A*	12,524	8
Green Brick Partners, Inc.*	4,898	286
Hamilton Beach Brands Holding Co., Class A	2,274	44
Hooker Furnishings Corp.	1,248	13
Hovnanian Enterprises, Inc., Class A*	269	28
Installed Building Products, Inc.	3,640	624
iRobot Corp.*	4,268	12
KB Home	12,333	717
La-Z-Boy, Inc.	7,260	284
Lifetime Brands, Inc.	499	3
M/I Homes, Inc.*	3,292	376
Newell Brands, Inc.	44,928	279
Nobility Homes, Inc.	722	22
Sonos, Inc.*	12,881	138
Taylor Morrison Home Corp.*	18,157	1,090
Tri Pointe Homes, Inc.*	17,546	560
Universal Electronics, Inc.*	2,963	18
VOXX International Corp.*	2,803	21
		6,533
Household Products – 0.6%
Central Garden & Pet Co.*	8,644	317
Central Garden & Pet Co., Class A*	7,310	239
Energizer Holdings, Inc.	8,748	262
Oil-Dri Corp. of America	6,245	287
Spectrum Brands Holdings, Inc.	5,375	384
WD-40 Co.	2,005	489
		1,978
See Notes to the Financial Statements.
EQUITY FUNDS 136 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	6,495	$460
Industrial Real Estate Investment Trusts – 0.3%
Industrial Logistics Properties Trust	8,473	29
Innovative Industrial Properties, Inc.	3,741	202
LXP Industrial Trust	32,658	283
Plymouth Industrial REIT, Inc.	3,940	64
Terreno Realty Corp.	9,971	631
		1,209
Insurance – 2.7%
Ambac Financial Group, Inc.*	4,929	43
American Coastal Insurance Corp.	3,669	42
AMERISAFE, Inc.	2,883	151
Assured Guaranty Ltd.	8,338	735
Atlantic American Corp.	5,341	9
Baldwin Insurance Group (The), Inc.*	8,717	390
Brighthouse Financial, Inc.*	9,883	573
Citizens, Inc.*	4,968	23
CNO Financial Group, Inc.	31,720	1,321
Donegal Group, Inc., Class A	4,156	82
Employers Holdings, Inc.	7,061	358
Enstar Group Ltd.*	1,322	439
F&G Annuities & Life, Inc.	13,263	478
Genworth Financial, Inc.*	54,361	385
Goosehead Insurance, Inc., Class A	2,852	337
Greenlight Capital Re Ltd., Class A*	10,790	146
Investors Title Co.	534	129
Kansas City Life Insurance Co.	1,538	50
Kemper Corp.	7,671	513
Lemonade, Inc.*	6,655	209
Maiden Holdings Ltd.*	4,084	2
MBIA, Inc.*	14,578	73
Mercury General Corp.	3,294	184
Oscar Health, Inc., Class A*	25,668	336
Palomar Holdings, Inc.*	3,232	443
ProAssurance Corp.*	10,308	241
Safety Insurance Group, Inc.	1,865	147
Selective Insurance Group, Inc.	8,365	766
SiriusPoint Ltd.*	10,257	177
Skyward Specialty Insurance Group, Inc.*	4,457	236
Stewart Information Services Corp.	2,309	165
United Fire Group, Inc.	3,366	99
Universal Insurance Holdings, Inc.	3,577	85
		9,367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Interactive Media & Services – 0.6%
Angi, Inc.*	6,511	$100
Bumble, Inc., Class A*	11,094	48
Cargurus, Inc.*	11,773	343
Cars.com, Inc.*	8,188	92
EverQuote, Inc., Class A*	3,569	94
QuinStreet, Inc.*	12,787	228
Shutterstock, Inc.	2,937	55
Travelzoo*	4,123	56
TripAdvisor, Inc.*	13,216	187
Yelp, Inc.*	11,859	439
Ziff Davis, Inc.*	6,606	248
ZipRecruiter, Inc., Class A*	10,265	61
		1,951
IT Services – 0.3%
ASGN, Inc.*	7,558	476
CSP, Inc.	2,238	34
DigitalOcean Holdings, Inc.*	8,557	286
Fastly, Inc., Class A*	15,566	98
Hackett Group (The), Inc.	5,668	166
Information Services Group, Inc.	3,306	13
Tucows, Inc., Class A*	1,313	22
Unisys Corp.*	4,976	23
		1,118
Leisure Products – 0.3%
Acushnet Holdings Corp.	4,903	337
American Outdoor Brands, Inc.*	2,019	25
Clarus Corp.	4,340	16
Escalade, Inc.	4,012	61
JAKKS Pacific, Inc.	469	12
Johnson Outdoors, Inc., Class A	2,578	64
Malibu Boats, Inc., Class A*	2,943	90
Marine Products Corp.	5,662	48
Sturm Ruger & Co., Inc.	2,140	84
Topgolf Callaway Brands Corp.*	12,362	81
YETI Holdings, Inc.*	10,823	358
		1,176
Life Sciences Tools & Services – 0.4%
Alpha Teknova, Inc.*	2,383	12
Azenta, Inc.*	9,586	332
BioLife Solutions, Inc.*	7,981	182
Champions Oncology, Inc.*	5,514	48
Codexis, Inc.*	7,503	20
CryoPort, Inc.*	4,580	28
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  137 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Life Sciences Tools & Services – 0.4%continued
Fortrea Holdings, Inc.*	11,398	$86
Harvard Bioscience, Inc.*	20,337	12
Lifecore Biomedical, Inc.*	3,359	24
Maravai LifeSciences Holdings, Inc., Class A*	13,573	30
Mesa Laboratories, Inc.	1,562	185
Nautilus Biotechnology, Inc.*	16,090	14
Omniab, Inc.(2) *	1,740	—
OmniAb, Inc.*	17,250	42
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	9,709	63
Sotera Health Co.*	27,462	320
Standard BioTools, Inc.*	13,763	15
		1,413
Machinery – 4.0%
Alamo Group, Inc.	1,709	304
Albany International Corp., Class A	4,743	327
Astec Industries, Inc.	4,238	146
Atmus Filtration Technologies, Inc.	11,683	429
Chart Industries, Inc.*	5,186	749
Columbus McKinnon Corp.	2,524	43
Douglas Dynamics, Inc.	3,339	78
Eastern (The) Co.	1,252	32
Enerpac Tool Group Corp.	9,397	421
Enpro, Inc.	2,865	463
ESCO Technologies, Inc.	4,330	689
Federal Signal Corp.	11,824	870
Franklin Electric Co., Inc.	7,039	661
FreightCar America, Inc.*	1,516	8
Gorman-Rupp (The) Co.	4,837	170
Graham Corp.*	3,388	98
Greenbrier (The) Cos., Inc.	3,757	192
Helios Technologies, Inc.	2,939	94
Hillenbrand, Inc.	11,381	275
Hurco Cos., Inc.*	1,328	21
Hyster-Yale, Inc.	2,783	116
JBT Marel Corp.	4,777	584
Kadant, Inc.	1,475	497
Kennametal, Inc.	13,136	280
L.B. Foster Co., Class A*	1,574	31
Lindsay Corp.	1,601	202
Miller Industries, Inc.	2,454	104
Mueller Industries, Inc.	17,466	1,330
Mueller Water Products, Inc., Class A	25,032	636
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Machinery – 4.0%continued
Omega Flex, Inc.	1,223	$42
Proto Labs, Inc.*	3,983	140
Shyft Group (The), Inc.	2,688	22
SPX Technologies, Inc.*	7,973	1,027
Standex International Corp.	3,062	494
Stratasys Ltd.*	6,924	68
Taylor Devices, Inc.*	1,071	34
Tennant Co.	3,011	240
Terex Corp.	8,354	316
Titan International, Inc.*	9,130	77
Trinity Industries, Inc.	14,074	395
Twin Disc, Inc.	2,536	19
Wabash National Corp.	4,962	55
Watts Water Technologies, Inc., Class A	4,504	918
Worthington Enterprises, Inc.	9,401	471
		14,168
Marine Transportation – 0.4%
Golden Ocean Group Ltd.	16,860	134
Matson, Inc.	7,722	990
Star Bulk Carriers Corp.	15,139	236
		1,360
Media – 0.6%
AMC Networks, Inc., Class A*	5,777	40
Boston Omaha Corp., Class A(1) *	1	—
Cable One, Inc.	761	202
Cumulus Media, Inc., Class A*	5,103	2
EchoStar Corp., Class A*	21,416	548
Emerald Holding, Inc.	7,025	28
EW Scripps (The) Co., Class A*	5,236	15
Gannett Co., Inc.*	17,847	52
Gray Media, Inc.	17,453	75
Harte Hanks, Inc.*	790	4
iHeartMedia, Inc., Class A*	14,028	23
John Wiley & Sons, Inc., Class A	7,078	315
Magnite, Inc.*	8,929	102
Marchex, Inc., Class B*	6,498	11
Saga Communications, Inc., Class A	1,120	14
Scholastic Corp.	5,266	99
Sinclair, Inc.	8,418	134
TechTarget, Inc.*	3,224	48
TEGNA, Inc.	30,441	555
		2,267
See Notes to the Financial Statements.
EQUITY FUNDS 138 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Metals & Mining – 1.4%
Alpha Metallurgical Resources, Inc.*	1,609	$202
Ampco-Pittsburgh Corp.*	2,028	4
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	8,428	1,527
Coeur Mining, Inc.*	35,475	210
Commercial Metals Co.	17,449	803
Constellium S.E.*	20,095	203
Contango ORE, Inc.*	231	2
Fortitude Gold Corp.	3,687	18
Hecla Mining Co.	82,348	458
Kaiser Aluminum Corp.	2,329	141
Materion Corp.	5,210	425
MP Materials Corp.*	17,683	432
Olympic Steel, Inc.	2,477	78
Piedmont Lithium, Inc.*	1,476	9
Radius Recycling, Inc.	2,202	64
SunCoke Energy, Inc.	2,103	19
Tredegar Corp.*	5,091	39
Worthington Steel, Inc.	9,386	238
		4,873
Mortgage Real Estate Investment Trusts – 0.5%
ACRES Commercial Realty Corp.*	2,393	52
AG Mortgage Investment Trust, Inc.	2,012	15
Apollo Commercial Real Estate Finance, Inc.	25,184	241
Arbor Realty Trust, Inc.	19,077	224
ARMOUR Residential REIT, Inc.	1,199	20
Blackstone Mortgage Trust, Inc., Class A	19,772	395
BrightSpire Capital, Inc.	9,179	51
Cherry Hill Mortgage Investment Corp.	3,301	11
Dynex Capital, Inc.	2,807	36
Ellington Financial, Inc.	1,171	15
Franklin BSP Realty Trust, Inc.	6,481	83
Granite Point Mortgage Trust, Inc.	4,893	13
Invesco Mortgage Capital, Inc.	1,859	15
Ladder Capital Corp.	21,260	243
New York Mortgage Trust, Inc.	8,350	54
Orchid Island Capital, Inc.	963	7
Ready Capital Corp.	3,753	19
Redwood Trust, Inc.	8,933	54
Two Harbors Investment Corp.	6,553	88
		1,636
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Multi-Utilities – 0.5%
Avista Corp.	10,581	$443
Black Hills Corp.	9,817	595
Northwestern Energy Group, Inc.	8,730	505
Unitil Corp.	2,781	161
		1,704
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	24,942	111
City Office REIT, Inc.	10,369	54
COPT Defense Properties	14,722	401
Douglas Emmett, Inc.	22,204	355
Easterly Government Properties, Inc.	11,849	126
Equity Commonwealth*	15,338	25
Franklin Street Properties Corp.	12,850	23
Highwoods Properties, Inc.	14,180	420
Hudson Pacific Properties, Inc.	19,249	57
Paramount Group, Inc.	26,099	112
Piedmont Office Realty Trust, Inc., Class A	17,854	131
SL Green Realty Corp.	8,728	504
		2,319
Oil, Gas & Consumable Fuels – 3.0%
Ardmore Shipping Corp.	17,273	169
Baytex Energy Corp.	30,296	68
California Resources Corp.	10,710	471
Centrus Energy Corp., Class A*	644	40
Clean Energy Fuels Corp.*	10,798	17
CNX Resources Corp.*	20,041	631
Comstock Resources, Inc.*	12,830	261
Core Natural Resources, Inc.	7,427	573
Crescent Energy Co., Class A	2,641	30
CVR Energy, Inc.	14,819	287
Delek U.S. Holdings, Inc.	8,990	135
DHT Holdings, Inc.	22,274	234
Dorian LPG Ltd.	592	13
Evolution Petroleum Corp.	13,665	71
FLEX LNG Ltd.	7,876	181
Frontline PLC	19,735	293
FutureFuel Corp.	5,656	22
Golar LNG Ltd.	17,776	675
Green Plains, Inc.*	12,393	60
Gulfport Energy Corp.*	2,684	494
Hallador Energy Co.*	9,545	117
International Seaways, Inc.	7,497	249
Kinetik Holdings, Inc.	8,742	454
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  139 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Oil, Gas & Consumable Fuels – 3.0%continued
Magnolia Oil & Gas Corp., Class A	23,224	$587
Murphy Oil Corp.	20,540	583
NACCO Industries, Inc., Class A	3,015	102
Navigator Holdings Ltd.	9,822	131
Nordic American Tankers Ltd.	9,501	23
Northern Oil & Gas, Inc.	10,938	331
Par Pacific Holdings, Inc.*	3,718	53
PBF Energy, Inc., Class A	17,476	334
Peabody Energy Corp.	16,409	222
PHX Minerals, Inc.	5,642	22
PrimeEnergy Resources Corp.*	1,174	268
REX American Resources Corp.*	9,107	342
SandRidge Energy, Inc.	3,550	41
Scorpio Tankers, Inc.	9,421	354
SFL Corp. Ltd.	15,407	126
Sitio Royalties Corp., Class A	11,687	232
SM Energy Co.	16,908	506
Teekay Corp. Ltd.	11,396	75
Teekay Tankers Ltd., Class A	5,048	193
Uranium Energy Corp.*	53,101	254
VAALCO Energy, Inc.	13,251	50
W&T Offshore, Inc.	31,248	48
World Kinect Corp.	9,272	263
		10,685
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,717	69
Magnera Corp.(1) *	32	—
Sylvamo Corp.	4,993	335
		404
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	4,790	443
SkyWest, Inc.*	8,785	767
		1,210
Personal Care Products – 0.3%
Edgewell Personal Care Co.	8,137	254
Interparfums, Inc.	2,852	325
Medifast, Inc.*	2,916	39
Natural Alternatives International, Inc.*	1,147	4
Nature's Sunshine Products, Inc.*	2,789	35
Nu Skin Enterprises, Inc., Class A	10,119	73
Oddity Tech Ltd., Class A*	7,299	316
USANA Health Sciences, Inc.*	1,711	46
		1,092
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Pharmaceuticals – 2.3%
Alto Neuroscience, Inc.*	7,971	$17
Amneal Pharmaceuticals, Inc.*	29,972	251
Amphastar Pharmaceuticals, Inc.*	8,326	241
ANI Pharmaceuticals, Inc.*	2,764	185
Assertio Holdings, Inc.*	2,602	2
Atea Pharmaceuticals, Inc.*	7,771	23
Axsome Therapeutics, Inc.*	3,505	409
Biote Corp., Class A*	13,542	45
Cassava Sciences, Inc.*	8,595	13
Collegium Pharmaceutical, Inc.*	12,163	363
Contineum Therapeutics, Inc., Class A*	4,609	32
Corcept Therapeutics, Inc.*	21,978	2,510
Enliven Therapeutics, Inc.*	6,854	135
Evolus, Inc.*	8,358	101
EyePoint Pharmaceuticals, Inc.*	10,181	55
Fulcrum Therapeutics, Inc.*	17,751	51
GH Research PLC*	7,394	82
Harmony Biosciences Holdings, Inc.*	2,746	91
Harrow, Inc.*	12,411	330
Innoviva, Inc.*	20,099	364
LENZ Therapeutics, Inc.*	5,795	149
Ligand Pharmaceuticals, Inc.*	3,565	375
Liquidia Corp.*	7,107	105
MediWound Ltd.*	6,050	94
Ocular Therapeutix, Inc.*	395	3
Oculis Holding A.G.*	7,492	143
Omeros Corp.*	12,108	100
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	8,453	210
Phathom Pharmaceuticals, Inc.*	7,492	47
Phibro Animal Health Corp., Class A	6,382	136
Pliant Therapeutics, Inc.*	8,600	12
Prestige Consumer Healthcare, Inc.*	9,095	782
Rani Therapeutics Holdings, Inc., Class A*	22,758	29
scPharmaceuticals, Inc.*	9,105	24
SIGA Technologies, Inc.*	5,188	28
Supernus Pharmaceuticals, Inc.*	8,188	268
Tarsus Pharmaceuticals, Inc.*	3,265	168
Terns Pharmaceuticals, Inc.*	12,003	33
Theravance Biopharma, Inc.*	7,261	65
Third Harmonic Bio, Inc.*	7,203	25
Tilray Brands, Inc.*	92,002	60
See Notes to the Financial Statements.
EQUITY FUNDS 140 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Pharmaceuticals – 2.3%continued
Verrica Pharmaceuticals, Inc.*	17,921	$8
WaVe Life Sciences Ltd.*	5,580	45
		8,209
Professional Services – 2.7%
Alight, Inc., Class A	45,038	267
Asure Software, Inc.*	961	9
Barrett Business Services, Inc.	13,612	560
CBIZ, Inc.*	17,070	1,295
Conduent, Inc.*	21,689	58
CRA International, Inc.	2,871	497
CSG Systems International, Inc.	5,492	332
DLH Holdings Corp.*	980	4
ExlService Holdings, Inc.*	23,928	1,130
Exponent, Inc.	8,867	719
Forrester Research, Inc.*	4,740	44
Franklin Covey Co.*	3,612	100
Heidrick & Struggles International, Inc.	4,823	207
Huron Consulting Group, Inc.*	2,916	418
ICF International, Inc.	2,910	247
Insperity, Inc.	6,039	539
Kelly Services, Inc., Class A	3,606	47
Korn Ferry	8,438	572
ManpowerGroup, Inc.	6,466	374
Maximus, Inc.	7,607	519
NV5 Global, Inc.*	8,268	159
Resources Connection, Inc.	5,668	37
TriNet Group, Inc.	6,243	495
TrueBlue, Inc.*	5,701	30
TTEC Holdings, Inc.	3,274	11
Verra Mobility Corp.*	19,052	429
Where Food Comes From, Inc.*	275	3
Willdan Group, Inc.*	2,249	92
WNS Holdings Ltd.*	6,417	395
		9,589
Real Estate Management & Development – 0.5%
Altisource Asset Management Corp.*	1	—
American Realty Investors, Inc.*	1,324	14
AMREP Corp.*	1,279	26
Anywhere Real Estate, Inc.*	13,501	45
Compass, Inc., Class A*	50,370	440
Cushman & Wakefield PLC*	15,557	159
Douglas Elliman, Inc.*	5,110	9
eXp World Holdings, Inc.	8,131	80
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Real Estate Management & Development – 0.5%continued
Forestar Group, Inc.*	7,864	$166
FRP Holdings, Inc.*	1,611	46
Kennedy-Wilson Holdings, Inc.	17,494	152
Newmark Group, Inc., Class A	17,784	216
RE/MAX Holdings, Inc., Class A*	4,667	39
RMR Group (The), Inc., Class A	81	1
St. Joe (The) Co.	4,839	227
Star Holdings*	2,266	19
Stratus Properties, Inc.*	1,122	20
Tejon Ranch Co.*	5,980	95
Transcontinental Realty Investors, Inc.*	325	9
		1,763
Residential Real Estate Investment Trusts – 0.4%
Bluerock Homes Trust, Inc.	1,334	15
BRT Apartments Corp.	2,358	40
Centerspace	1,248	81
Elme Communities	11,354	198
Independence Realty Trust, Inc.	29,894	635
NexPoint Residential Trust, Inc.	2,861	113
UMH Properties, Inc.	6,208	116
Veris Residential, Inc.	13,070	221
		1,419
Retail Real Estate Investment Trusts – 1.0%
Acadia Realty Trust	13,029	273
Alexander's, Inc.	486	101
Curbline Properties Corp.	8,709	211
Getty Realty Corp.	5,635	176
InvenTrust Properties Corp.	9,559	281
Kite Realty Group Trust	31,069	695
Macerich (The) Co.	20,466	351
Phillips Edison & Co., Inc.	16,189	591
Saul Centers, Inc.	1,492	54
SITE Centers Corp.	4,353	56
Tanger, Inc.	11,552	390
Urban Edge Properties	16,364	311
Whitestone REIT	12,028	175
		3,665
Semiconductors & Semiconductor Equipment – 1.8%
ACM Research, Inc., Class A*	8,163	190
Alpha & Omega Semiconductor Ltd.*	4,051	101
Ambarella, Inc.*	4,944	249
Amtech Systems, Inc.*	597	3
Axcelis Technologies, Inc.*	8,471	421
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  141 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Semiconductors & Semiconductor Equipment – 1.8%continued
Camtek Ltd.	5,922	$347
CEVA, Inc.*	3,226	83
Cohu, Inc.*	3,688	54
Credo Technology Group Holding Ltd.*	12,543	504
Diodes, Inc.*	6,706	289
FormFactor, Inc.*	10,581	299
Ichor Holdings Ltd.*	3,109	70
Impinj, Inc.*	3,651	331
inTEST Corp.*	3,663	26
Kopin Corp.(1) *	280	—
Kulicke & Soffa Industries, Inc.	9,341	308
Magnachip Semiconductor Corp.*	3,021	10
Meta Materials, Inc.*	—	—
NVE Corp.	1,531	98
PDF Solutions, Inc.*	11,164	213
Penguin Solutions, Inc.*	11,262	196
Photronics, Inc.*	5,340	111
Power Integrations, Inc.	7,595	384
Rambus, Inc.*	14,855	769
Semtech Corp.*	8,365	288
SiTime Corp.*	2,395	366
Synaptics, Inc.*	5,327	339
Ultra Clean Holdings, Inc.*	9,426	202
Veeco Instruments, Inc.*	10,320	207
		6,458
Software – 4.9%
ACI Worldwide, Inc.*	16,782	918
Adeia, Inc.	14,145	187
Agilysys, Inc.*	4,346	315
Airship AI Holdings, Inc.*	33,353	129
Alarm.com Holdings, Inc.*	5,208	290
Alkami Technology, Inc.*	12,093	317
AvePoint, Inc.*	22,235	321
Blackbaud, Inc.*	7,295	453
BlackLine, Inc.*	7,139	346
Box, Inc., Class A*	20,281	626
Braze, Inc., Class A*	13,349	482
Cellebrite DI Ltd.*	27,291	530
Cerence, Inc.*	118	1
Clearwater Analytics Holdings, Inc., Class A*	28,904	775
Commvault Systems, Inc.*	5,576	880
Consensus Cloud Solutions, Inc.*	2,235	52
Daily Journal Corp.*	244	97
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Software – 4.9%continued
Digimarc Corp.*	4,554	$58
Digital Turbine, Inc.*	10,952	30
Domo, Inc., Class B*	4,714	37
DoubleVerify Holdings, Inc.*	19,015	254
eGain Corp.*	4,562	22
Five9, Inc.*	9,698	263
Freshworks, Inc., Class A*	21,426	302
I3 Verticals, Inc., Class A*	2,957	73
Intapp, Inc.*	9,167	535
InterDigital, Inc.	5,779	1,195
JFrog Ltd.*	13,866	444
LiveRamp Holdings, Inc.*	8,028	210
Logility Supply Chain Solutions, Inc.	5,280	75
NCR Voyix Corp.*	15,633	152
OneSpan, Inc.	9,140	139
PagerDuty, Inc.*	11,455	209
Progress Software Corp.	6,343	327
Q2 Holdings, Inc.*	7,024	562
Qualys, Inc.*	4,839	609
Rapid7, Inc.*	6,797	180
Red Violet, Inc.	2,926	110
Rekor Systems, Inc.*	97,912	87
ReposiTrak, Inc.	33	1
Rezolve AI Ltd.*	77,823	94
RingCentral, Inc., Class A*	11,244	278
Sapiens International Corp. N.V.	7,396	200
SoundThinking, Inc.*	3,651	62
Sprout Social, Inc., Class A*	7,492	165
SPS Commerce, Inc.*	6,442	855
Synchronoss Technologies, Inc.(1) *	1	—
Tenable Holdings, Inc.*	13,511	473
Teradata Corp.*	12,929	291
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	12,543	507
Verint Systems, Inc.*	9,214	165
Vertex, Inc., Class A*	20,177	706
Viant Technology, Inc., Class A*	8,972	111
Weave Communications, Inc.*	9,362	104
Workiva, Inc.*	5,024	381
Xperi, Inc.*	5,656	44
Zeta Global Holdings Corp., Class A*	28,999	393
		17,422
Specialized Real Estate Investment Trusts – 0.6%
EPR Properties	9,678	509
See Notes to the Financial Statements.
EQUITY FUNDS 142 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Specialized Real Estate Investment Trusts – 0.6%continued
Four Corners Property Trust, Inc.	11,354	$326
Gladstone Land Corp.	11,428	120
National Storage Affiliates Trust	8,163	322
Outfront Media, Inc.	21,121	341
PotlatchDeltic Corp.	11,925	538
Safehold, Inc.	3,150	59
		2,215
Specialty Retail – 2.2%
1-800-Flowers.com, Inc., Class A*	6,333	37
Abercrombie & Fitch Co., Class A*	8,438	644
Academy Sports & Outdoors, Inc.	9,676	441
American Eagle Outfitters, Inc.	23,782	276
America's Car-Mart, Inc.*	1,537	70
Arhaus, Inc.*	15,174	132
Asbury Automotive Group, Inc.*	2,547	563
Barnes & Noble Education, Inc.*	238	3
Beyond, Inc.*	4,821	28
Boot Barn Holdings, Inc.*	3,940	423
Buckle (The), Inc.	4,383	168
Build-A-Bear Workshop, Inc.	4,008	149
Caleres, Inc.	7,094	122
Camping World Holdings, Inc., Class A	5,561	90
Cato (The) Corp., Class A	4,500	15
Children's Place (The), Inc.*	3,788	33
Citi Trends, Inc.*	4,652	103
Designer Brands, Inc., Class A	8,808	32
Express, Inc.(2) *	215	—
Foot Locker, Inc.*	9,795	138
Genesco, Inc.*	3,548	75
Group 1 Automotive, Inc.	2,881	1,100
GrowGeneration Corp.*	7,118	8
Guess?, Inc.	6,774	75
Haverty Furniture Cos., Inc.	3,355	66
Monro, Inc.	5,161	75
National Vision Holdings, Inc.*	9,469	121
ODP (The) Corp.*	5,773	83
PetMed Express, Inc.*	3,839	16
Revolve Group, Inc.*	9,471	204
Sally Beauty Holdings, Inc.*	21,092	190
Shoe Carnival, Inc.	8,280	182
Signet Jewelers Ltd.	6,834	397
Sleep Number Corp.*	3,115	20
Sonic Automotive, Inc., Class A	7,312	417
Upbound Group, Inc.	6,850	164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Specialty Retail – 2.2%continued
Urban Outfitters, Inc.*	8,956	$469
Victoria's Secret & Co.*	9,795	182
Winmark Corp.	792	252
Zumiez, Inc.*	5,286	79
		7,642
Technology Hardware, Storage & Peripherals – 0.1%
AstroNova, Inc.*	11,863	109
Immersion Corp.	6,938	53
Intevac, Inc.(2)	6,618	26
TransAct Technologies, Inc.*	3,462	13
		201
Textiles, Apparel & Luxury Goods – 0.5%
Carter's, Inc.	4,722	193
Culp, Inc.*	3,314	17
Fossil Group, Inc.*	5,469	6
G-III Apparel Group Ltd.*	5,606	153
Kontoor Brands, Inc.	5,968	383
Movado Group, Inc.	2,961	49
Oxford Industries, Inc.	3,641	214
Rocky Brands, Inc.	3,292	57
Steven Madden Ltd.	12,192	325
Superior Group of Cos., Inc.	3,292	36
Under Armour, Inc., Class A*	47,236	295
Unifi, Inc.*	588	3
Vera Bradley, Inc.*	3,065	7
		1,738
Tobacco – 0.1%
Turning Point Brands, Inc.	208	12
Universal Corp.	4,238	238
		250
Total Broadband and Communications – 0.0%
Machten, Inc.*	893	7
Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	7,057	1,590
Beacon Roofing Supply, Inc.*	10,376	1,284
BlueLinx Holdings, Inc.*	2,610	196
Boise Cascade Co.	6,407	628
Distribution Solutions Group, Inc.*	6,212	174
DNOW, Inc.*	13,345	228
DXP Enterprises, Inc.*	1,398	115
EVI Industries, Inc.	2,069	35
FTAI Aviation Ltd.	12,387	1,375
GATX Corp.	5,120	795
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  143 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Trading Companies & Distributors – 2.8%continued
Global Industrial Co.	6,081	$136
GMS, Inc.*	6,331	463
H&E Equipment Services, Inc.	3,612	342
Herc Holdings, Inc.	3,698	497
McGrath RentCorp	4,578	510
MRC Global, Inc.*	12,924	148
Rush Enterprises, Inc., Class A	18,252	975
Titan Machinery, Inc.*	1,570	27
Transcat, Inc.*	3,076	229
Willis Lease Finance Corp.	1,865	295
		10,042
Transportation Infrastructure – 0.1%
Corp. America Airports S.A.*	17,554	321
Water Utilities – 0.5%
American States Water Co.	6,378	502
Artesian Resources Corp., Class A	3,201	104
Cadiz, Inc.*	11,387	33
California Water Service Group	8,016	388
Consolidated Water Co. Ltd.	7,620	187
Middlesex Water Co.	4,788	307
SJW Group	4,307	236
York Water (The) Co.	3,361	117
		1,874
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	5,578	48
Spok Holdings, Inc.	10,759	177
Telephone and Data Systems, Inc.	13,801	535
		760
Total Common Stocks
(Cost $228,822)		342,124

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	167	6
Total Master Limited Partnerships
(Cost $5)		6

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	65
Total Preferred Stocks
(Cost $67)		65

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	$—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	4
Inhibrx, Inc. (Contingent Value Rights)(2) *	7,862	—
Radius Health, Inc. (Contingent Value Rights)(2) *	8,494	—
Sinovac Biotech Ltd.(2) (4) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		4
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., Class A (Contingent Value Rights)(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	3,331	—
		—
Total Rights
(Cost $131)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$2
Pulse Biosciences, Exp. 6/27/29, Strike $0.00*	1,625	4
Total Warrants
(Cost $—)		6

See Notes to the Financial Statements.
EQUITY FUNDS 144 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Ellington Credit Co.	3,581	$20
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(5) (6)	10,890,276	10,890
Total Investment Companies
(Cost $10,912)		10,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
4.11%, 9/11/25(7) (8)	$1,047	$1,028
Total Short-Term Investments
(Cost $1,028)		1,028

Total Investments – 100.1%
(Cost $240,965)		354,143
Liabilities less Other Assets – (0.1%)		(359)
NET ASSETS – 100.0%		$353,784

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security. At March 31, 2025, the value of these restricted securities amounted to approximately $4,000 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc., Class A (Contingent Value Rights)	3/1/23	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)	6/9/23	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Sinovac Biotech Ltd.	3/29/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2025 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	118	$11,960	Long	6/25	$(80)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Aerospace & Defense	$3,944	$70	$—	$4,014
Banks	36,566	14	—	36,580
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  145 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued	March 31, 2025
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Biotechnology	$20,111	$—	$14	$20,125
Financial Services	9,434	26	—	9,460
Household Durables	6,511	22	—	6,533
Insurance	9,317	50	—	9,367
Technology Hardware, Storage & Peripherals	175	—	26	201
All Other Industries(1)	255,844	—	—	255,844
Total Common Stocks	341,902	182	40	342,124
Master Limited Partnerships	6	—	—	6
Preferred Stocks	65	—	—	65
Rights(1)	—	—	4	4
Warrants	2	4	—	6
Investment Companies	10,910	—	—	10,910
Short-Term Investments	—	1,028	—	1,028
Total Investments	$352,885	$1,214	$44	$354,143
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(80)	$—	$—	$(80)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 146 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

SMALL CAP INDEX FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9%
Aerospace & Defense – 1.4%
AAR Corp.*	16,029	$897
AeroVironment, Inc.*	12,822	1,528
AerSale Corp.*	14,574	109
Archer Aviation, Inc., Class A*	149,084	1,060
Astronics Corp.*	13,607	329
Byrna Technologies, Inc.*	7,800	131
Cadre Holdings, Inc.	11,743	348
Ducommun, Inc.*	6,119	355
Eve Holding, Inc.*	26,094	87
Intuitive Machines, Inc.*	20,147	150
Kratos Defense & Security Solutions, Inc.*	68,139	2,023
Leonardo DRS, Inc.	33,947	1,116
Mercury Systems, Inc.*	23,974	1,033
Moog, Inc., Class A	12,896	2,236
National Presto Industries, Inc.	2,452	216
Park Aerospace Corp.	8,401	113
Redwire Corp.*	11,053	92
Rocket Lab U.S.A., Inc.*	162,440	2,904
Triumph Group, Inc.*	33,415	847
V2X, Inc.*	7,770	381
Virgin Galactic Holdings, Inc.*	10,755	33
VirTra, Inc.*	3,773	15
		16,003
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	23,815	534
Forward Air Corp.*	11,482	231
Hub Group, Inc., Class A	27,319	1,015
Radiant Logistics, Inc.*	16,193	100
		1,880
Automobile Components – 1.0%
Adient PLC*	37,906	488
American Axle & Manufacturing Holdings, Inc.*	51,293	209
Cooper-Standard Holdings, Inc.*	8,222	126
Dana, Inc.	60,303	804
Dorman Products, Inc.*	11,925	1,437
Fox Factory Holding Corp.*	19,684	459
Gentherm, Inc.*	13,900	372
Goodyear Tire & Rubber (The) Co.*	130,816	1,209
Holley, Inc.*	18,594	48
LCI Industries	11,310	989
Luminar Technologies, Inc.*	12,797	69
Modine Manufacturing Co.*	23,637	1,814
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Automobile Components – 1.0%continued
Patrick Industries, Inc.	14,839	$1,255
Phinia, Inc.	19,219	815
Solid Power, Inc.*	70,972	75
Standard Motor Products, Inc.	9,865	246
Stoneridge, Inc.*	11,178	51
Visteon Corp.*	12,515	971
XPEL, Inc.*	11,379	334
		11,771
Automobiles – 0.0%
Livewire Group, Inc.*	5,175	11
Winnebago Industries, Inc.	12,543	432
		443
Banks – 10.6%
1st Source Corp.	8,423	504
ACNB Corp.	3,960	163
Amalgamated Financial Corp.	8,190	235
Amerant Bancorp, Inc.	16,679	344
Ameris Bancorp	30,105	1,733
Ames National Corp.	4,417	77
Arrow Financial Corp.	7,615	200
Associated Banc-Corp	75,550	1,702
Atlantic Union Bankshares Corp.	40,849	1,272
Axos Financial, Inc.*	24,981	1,612
Banc of California, Inc.	63,322	899
BancFirst Corp.	9,194	1,010
Bancorp (The), Inc.*	20,840	1,101
Bank First Corp.	4,466	450
Bank of Hawaii Corp.	17,939	1,237
Bank of Marin Bancorp	7,470	165
Bank of NT Butterfield & Son (The) Ltd.	20,556	800
Bank7 Corp.	1,955	76
BankUnited, Inc.	34,256	1,180
Bankwell Financial Group, Inc.	2,733	83
Banner Corp.	15,654	998
Bar Harbor Bankshares	7,085	209
BayCom Corp.	4,938	124
BCB Bancorp, Inc.	6,179	61
Berkshire Hills Bancorp, Inc.	19,897	519
Blue Foundry Bancorp*	8,327	77
Bridgewater Bancshares, Inc.*	9,121	127
Brookline Bancorp, Inc.	39,927	435
Burke & Herbert Financial Services Corp.	6,100	342
Business First Bancshares, Inc.	11,345	276
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  147 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 10.6%continued
Byline Bancorp, Inc.	14,553	$381
Cadence Bank	83,415	2,533
California BanCorp*	11,581	166
Camden National Corp.	7,852	318
Capital Bancorp, Inc.	4,310	122
Capital City Bank Group, Inc.	6,458	232
Capitol Federal Financial, Inc.	55,766	312
Carter Bankshares, Inc.*	10,879	176
Cathay General Bancorp	31,314	1,347
Central Pacific Financial Corp.	12,459	337
Chemung Financial Corp.	1,550	74
ChoiceOne Financial Services, Inc.	3,588	103
Citizens & Northern Corp.	7,159	144
Citizens Financial Services, Inc.	1,958	114
City Holding Co.	6,678	784
Civista Bancshares, Inc.	7,383	144
CNB Financial Corp.	9,697	216
Coastal Financial Corp.*	5,694	515
Colony Bankcorp, Inc.	8,021	130
Columbia Financial, Inc.*	12,992	195
Community Financial System, Inc.	23,900	1,359
Community Trust Bancorp, Inc.	7,172	361
Community West Bancshares	7,395	137
ConnectOne Bancorp, Inc.	16,354	398
Customers Bancorp, Inc.*	13,462	676
CVB Financial Corp.	60,462	1,116
Dime Community Bancshares, Inc.	18,486	515
Eagle Bancorp, Inc.	13,544	284
Eastern Bankshares, Inc.	88,180	1,446
Enterprise Bancorp, Inc.	4,715	184
Enterprise Financial Services Corp.	16,879	907
Equity Bancshares, Inc., Class A	7,665	302
Esquire Financial Holdings, Inc.	3,285	248
ESSA Bancorp, Inc.	4,202	79
Farmers & Merchants Bancorp, Inc.	5,563	133
Farmers National Banc Corp.	17,230	225
FB Financial Corp.	16,317	756
Fidelity D&D Bancorp, Inc.	2,337	97
Financial Institutions, Inc.	9,049	226
First Bancorp	18,213	731
First BanCorp	74,678	1,432
First Bancorp (The), Inc.	5,028	124
First Bancshares (The), Inc.	14,163	479
First Bank	10,137	150
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 10.6%continued
First Busey Corp.	38,066	$822
First Business Financial Services, Inc.	3,757	177
First Commonwealth Financial Corp.	46,158	717
First Community Bankshares, Inc.	7,941	299
First Financial Bancorp	43,378	1,084
First Financial Bankshares, Inc.	59,552	2,139
First Financial Corp.	5,305	260
First Financial Northwest, Inc.	3,248	74
First Foundation, Inc.	27,803	144
First Internet Bancorp	3,789	101
First Interstate BancSystem, Inc., Class A	36,196	1,037
First Merchants Corp.	26,884	1,087
First Mid Bancshares, Inc.	10,687	373
First of Long Island (The) Corp.	10,376	128
First Western Financial, Inc.*	3,372	66
Five Star Bancorp	7,899	220
Flagstar Financial, Inc.	116,992	1,359
Flushing Financial Corp.	15,163	193
FS Bancorp, Inc.	2,922	111
Fulton Financial Corp.	82,991	1,501
FVCBankcorp, Inc.*	8,303	88
German American Bancorp, Inc.	13,093	491
Glacier Bancorp, Inc.	52,155	2,306
Great Southern Bancorp, Inc.	4,029	223
Greene County Bancorp, Inc.	3,225	78
Guaranty Bancshares, Inc.	3,596	144
Hancock Whitney Corp.	39,710	2,083
Hanmi Financial Corp.	13,921	315
HarborOne Bancorp, Inc.	16,672	173
HBT Financial, Inc.	5,997	134
Heritage Commerce Corp.	28,069	267
Heritage Financial Corp.	15,797	384
Hilltop Holdings, Inc.	21,162	644
Hingham Institution For Savings (The)	740	176
Home Bancorp, Inc.	3,376	151
Home BancShares, Inc.	85,788	2,425
HomeStreet, Inc.*	7,653	90
HomeTrust Bancshares, Inc.	6,969	239
Hope Bancorp, Inc.	52,575	550
Horizon Bancorp, Inc.	20,336	307
Independent Bank Corp.	19,383	1,214
Independent Bank Corp.	9,354	288
International Bancshares Corp.	24,714	1,558
Investar Holding Corp.	4,359	77
See Notes to the Financial Statements.
EQUITY FUNDS 148 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 10.6%continued
John Marshall Bancorp, Inc.	6,145	$102
Kearny Financial Corp.	24,092	151
Lakeland Financial Corp.	11,431	679
LCNB Corp.	5,429	80
LINKBANCORP, Inc.	10,202	69
Live Oak Bancshares, Inc.	15,669	418
Mercantile Bank Corp.	7,354	319
Metrocity Bankshares, Inc.	8,600	237
Metropolitan Bank Holding Corp.*	4,729	265
Mid Penn Bancorp, Inc.	8,284	215
Middlefield Banc Corp.	3,072	86
Midland States Bancorp, Inc.	9,820	168
MidWestOne Financial Group, Inc.	9,046	268
MVB Financial Corp.	5,654	98
National Bank Holdings Corp., Class A	16,770	642
National Bankshares, Inc.	2,893	77
NB Bancorp, Inc.*	18,161	328
NBT Bancorp, Inc.	21,209	910
Nicolet Bankshares, Inc.	6,351	692
Northeast Bank	3,174	291
Northeast Community Bancorp, Inc.	5,948	139
Northfield Bancorp, Inc.	16,902	184
Northrim BanCorp, Inc.	2,475	181
Northwest Bancshares, Inc.	57,936	696
Norwood Financial Corp.	4,098	99
Oak Valley Bancorp	3,028	76
OceanFirst Financial Corp.	26,812	456
OFG Bancorp	20,777	832
Old National Bancorp	144,779	3,068
Old Second Bancorp, Inc.	20,410	340
Orange County Bancorp, Inc.	4,977	116
Origin Bancorp, Inc.	13,284	461
Orrstown Financial Services, Inc.	8,745	262
Pacific Premier Bancorp, Inc.	43,949	937
Park National Corp.	6,655	1,008
Parke Bancorp, Inc.	4,452	84
Pathward Financial, Inc.	11,191	816
PCB Bancorp	4,975	93
Peapack-Gladstone Financial Corp.	7,906	225
Peoples Bancorp of North Carolina, Inc.	1,777	48
Peoples Bancorp, Inc.	16,105	478
Peoples Financial Services Corp.	4,077	181
Pioneer Bancorp, Inc.*	5,388	63
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 10.6%continued
Plumas Bancorp	2,374	$103
Ponce Financial Group, Inc.*	9,140	116
Preferred Bank	5,600	469
Primis Financial Corp.	10,193	100
Princeton Bancorp, Inc.	2,296	70
Provident Bancorp, Inc.*	7,289	84
Provident Financial Services, Inc.	57,766	992
QCR Holdings, Inc.	7,614	543
RBB Bancorp	7,509	124
Red River Bancshares, Inc.	2,122	110
Renasant Corp.	28,879	980
Republic Bancorp, Inc., Class A	3,739	239
S&T Bancorp, Inc.	17,677	655
Sandy Spring Bancorp, Inc.	19,938	557
Seacoast Banking Corp. of Florida	38,522	991
ServisFirst Bancshares, Inc.	23,211	1,917
Shore Bancshares, Inc.	13,582	184
Sierra Bancorp	6,162	172
Simmons First National Corp., Class A	56,994	1,170
SmartFinancial, Inc.	7,515	234
South Plains Financial, Inc.	5,447	180
Southern First Bancshares, Inc.*	3,568	117
Southern Missouri Bancorp, Inc.	4,488	233
Southern States Bancshares, Inc.	3,880	139
Southside Bancshares, Inc.	13,419	389
SouthState Corp.	44,829	4,161
Stellar Bancorp, Inc.	22,804	631
Sterling Bancorp, Inc.*	9,809	48
Stock Yards Bancorp, Inc.	11,814	816
Texas Capital Bancshares, Inc.*	21,199	1,584
Third Coast Bancshares, Inc.*	5,183	173
Timberland Bancorp, Inc.	3,452	104
Tompkins Financial Corp.	5,847	368
Towne Bank	32,466	1,110
TriCo Bancshares	14,521	580
Triumph Financial, Inc.*	10,037	580
TrustCo Bank Corp. NY	8,306	253
Trustmark Corp.	27,739	957
UMB Financial Corp.	31,235	3,158
United Bankshares, Inc.	60,509	2,098
United Community Banks, Inc.	54,678	1,538
Unity Bancorp, Inc.	3,406	139
Univest Financial Corp.	13,475	382
USCB Financial Holdings, Inc.	5,136	95
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  149 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Banks – 10.6%continued
Valley National Bancorp	218,332	$1,941
Veritex Holdings, Inc.	23,833	595
Virginia National Bankshares Corp.	2,242	81
WaFd, Inc.	37,358	1,068
Washington Trust Bancorp, Inc.	9,007	278
WesBanco, Inc.	39,386	1,219
West BanCorp, Inc.	7,369	147
Westamerica BanCorp	11,924	604
WSFS Financial Corp.	26,766	1,388
		118,918
Beverages – 0.4%
MGP Ingredients, Inc.	6,277	185
National Beverage Corp.	10,616	441
Primo Brands Corp.	91,745	3,256
Vita Coco (The) Co., Inc.*	18,153	556
		4,438
Biotechnology – 8.0%
2seventy bio, Inc.*	21,053	104
4D Molecular Therapeutics, Inc.*	18,860	61
89bio, Inc.*	52,156	379
Absci Corp.*	39,543	99
ACADIA Pharmaceuticals, Inc.*	55,337	919
ACELYRIN, Inc.*	31,526	78
Achieve Life Sciences, Inc.*	18,383	49
Acrivon Therapeutics, Inc.*	4,165	8
Actinium Pharmaceuticals, Inc.*	8,761	14
Acumen Pharmaceuticals, Inc.*	24,665	27
ADC Therapeutics S.A.*	41,107	58
ADMA Biologics, Inc.*	105,784	2,099
Adverum Biotechnologies, Inc.*	10,820	47
Aerovate Therapeutics, Inc.*	8,917	22
Agenus, Inc.*	10,808	16
Agios Pharmaceuticals, Inc.*	25,730	754
Akebia Therapeutics, Inc.*	101,831	196
Akero Therapeutics, Inc.*	34,379	1,392
Aldeyra Therapeutics, Inc.*	21,827	126
Alector, Inc.*	32,481	40
Alkermes PLC*	74,131	2,448
Allogene Therapeutics, Inc.*	54,868	80
Altimmune, Inc.*	33,789	169
ALX Oncology Holdings, Inc.*	15,957	10
Amicus Therapeutics, Inc.*	134,721	1,099
AnaptysBio, Inc.*	9,507	177
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 8.0%continued
Anavex Life Sciences Corp.*	34,675	$298
Anika Therapeutics, Inc.*	6,383	96
Annexon, Inc.*	47,576	92
Apogee Therapeutics, Inc.*	17,566	656
Applied Therapeutics, Inc.*	58,434	29
Arbutus Biopharma Corp.*	69,145	241
Arcellx, Inc.*	20,177	1,324
Arcturus Therapeutics Holdings, Inc.*	10,005	106
Arcus Biosciences, Inc.*	24,957	196
Arcutis Biotherapeutics, Inc.*	48,936	765
Ardelyx, Inc.*	109,278	537
ArriVent Biopharma, Inc.*	12,897	238
Arrowhead Pharmaceuticals, Inc.*	54,745	697
ARS Pharmaceuticals, Inc.*	22,004	277
Artiva Biotherapeutics, Inc.*	10,672	32
Astria Therapeutics, Inc.*	20,157	108
Atossa Therapeutics, Inc.*	67,309	45
Aura Biosciences, Inc.*	22,210	130
Aurinia Pharmaceuticals, Inc.*	60,811	489
Avidity Biosciences, Inc.*	52,360	1,546
Avita Medical, Inc.*	12,639	103
Beam Therapeutics, Inc.*	41,699	814
Bicara Therapeutics, Inc.*	8,308	108
BioCryst Pharmaceuticals, Inc.*	95,701	718
Biohaven Ltd.*	39,460	949
Biomea Fusion, Inc.*	10,172	22
Black Diamond Therapeutics, Inc.*	14,267	22
Bluebird Bio, Inc.*	4,591	22
Blueprint Medicines Corp.*	29,116	2,577
Boundless Bio, Inc.*	12,112	18
Bridgebio Pharma, Inc.*	64,738	2,238
C4 Therapeutics, Inc.*	30,824	49
Cabaletta Bio, Inc.*	16,740	23
CAMP4 Therapeutics Corp.*	4,277	17
Candel Therapeutics, Inc.*	13,829	78
Capricor Therapeutics, Inc.*	16,255	154
Cardiff Oncology, Inc.*	28,548	90
CareDx, Inc.*	23,965	425
Cargo Therapeutics, Inc.*	14,108	57
Caribou Biosciences, Inc.*	30,547	28
Cartesian Therapeutics, Inc.*	4,285	56
Catalyst Pharmaceuticals, Inc.*	51,987	1,261
Celcuity, Inc.*	14,359	145
Celldex Therapeutics, Inc.*	29,999	544
See Notes to the Financial Statements.
EQUITY FUNDS 150 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 8.0%continued
Century Therapeutics, Inc.*	9,703	$5
CervoMed, Inc.*	3,212	29
CG oncology, Inc.*	25,091	614
Cibus, Inc.*	5,457	10
Climb Bio, Inc.*	8,421	10
Cogent Biosciences, Inc.*	41,197	247
Coherus Biosciences, Inc.*	51,987	42
Compass Therapeutics, Inc.*	43,782	83
Corbus Pharmaceuticals Holdings, Inc.*	4,270	23
Crinetics Pharmaceuticals, Inc.*	42,270	1,418
Cullinan Therapeutics, Inc.*	23,199	176
Cytokinetics, Inc.*	52,314	2,103
Day One Biopharmaceuticals, Inc.*	25,967	206
Denali Therapeutics, Inc.*	57,067	776
Design Therapeutics, Inc.*	12,993	50
Dianthus Therapeutics, Inc.*	11,306	205
Disc Medicine, Inc.*	10,605	526
Dynavax Technologies Corp.*	60,494	785
Dyne Therapeutics, Inc.*	38,925	407
Editas Medicine, Inc.*	33,107	38
Elevation Oncology, Inc.*	40,283	10
Enanta Pharmaceuticals, Inc.*	8,156	45
Entrada Therapeutics, Inc.*	11,431	103
Erasca, Inc.*	79,738	109
Fate Therapeutics, Inc.*	38,377	30
Fennec Pharmaceuticals, Inc.*	11,085	68
Fibrobiologics, Inc.*	5,821	5
Foghorn Therapeutics, Inc.*	13,142	48
Generation Bio Co.*	10,076	4
Geron Corp.*	267,481	425
Greenwich Lifesciences, Inc.*	2,197	21
Gyre Therapeutics, Inc.*	3,870	30
Halozyme Therapeutics, Inc.*	57,361	3,660
Heron Therapeutics, Inc.*	51,094	112
HilleVax, Inc.*	10,545	15
Humacyte, Inc.*	43,605	74
Ideaya Biosciences, Inc.*	40,048	656
IGM Biosciences, Inc.*	7,878	9
ImmunityBio, Inc.*	72,652	219
Immunome, Inc.*	33,352	224
Immunovant, Inc.*	26,284	449
Inhibrx Biosciences, Inc.*	5,814	81
Inmune Bio, Inc.*	5,384	42
Inovio Pharmaceuticals, Inc.*	20,099	33
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 8.0%continued
Inozyme Pharma, Inc.*	25,534	$23
Insmed, Inc.*	79,241	6,045
Intellia Therapeutics, Inc.*	47,326	336
Invivyd, Inc.*	45,948	28
Iovance Biotherapeutics, Inc.*	128,003	426
Ironwood Pharmaceuticals, Inc.*	60,342	89
iTeos Therapeutics, Inc.*	11,230	67
Janux Therapeutics, Inc.*	14,743	398
Jasper Therapeutics, Inc.*	6,520	28
KalVista Pharmaceuticals, Inc.*	18,460	213
Keros Therapeutics, Inc.*	15,794	161
Kiniksa Pharmaceuticals International PLC*	17,636	392
Kodiak Sciences, Inc.*	15,156	43
Korro Bio, Inc.*	2,834	49
Krystal Biotech, Inc.*	11,405	2,056
Kura Oncology, Inc.*	33,036	218
Kymera Therapeutics, Inc.*	21,758	596
Kyverna Therapeutics, Inc.*	8,932	17
Larimar Therapeutics, Inc.*	21,985	47
Lexeo Therapeutics, Inc.*	8,559	30
Lexicon Pharmaceuticals, Inc.*	33,499	15
Lineage Cell Therapeutics, Inc.*	96,314	43
Lyell Immunopharma, Inc.*	61,970	33
MacroGenics, Inc.*	25,068	32
Madrigal Pharmaceuticals, Inc.*	8,253	2,734
MannKind Corp.*	122,348	615
MeiraGTx Holdings PLC*	20,759	141
Mersana Therapeutics, Inc.*	34,260	12
Metagenomi, Inc.*	12,855	17
Metsera, Inc.*	7,311	199
MiMedx Group, Inc.*	55,285	420
Mineralys Therapeutics, Inc.*	13,519	215
Mirum Pharmaceuticals, Inc.*	18,238	822
Monte Rosa Therapeutics, Inc.*	17,935	83
Myriad Genetics, Inc.*	41,745	370
Neurogene, Inc.*	5,905	69
Nkarta, Inc.*	19,773	36
Novavax, Inc.*	69,900	448
Nurix Therapeutics, Inc.*	35,026	416
Nuvalent, Inc., Class A*	16,133	1,144
Ocugen, Inc.*	120,304	85
Olema Pharmaceuticals, Inc.*	20,437	77
Organogenesis Holdings, Inc.*	30,074	130
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  151 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 8.0%continued
ORIC Pharmaceuticals, Inc.*	28,133	$157
Outlook Therapeutics, Inc.*	12,148	15
Ovid therapeutics, Inc.*	12,669	4
PepGen, Inc.*	3,732	5
Perspective Therapeutics, Inc.*	21,907	47
Praxis Precision Medicines, Inc.*	7,739	293
Precigen, Inc.*	62,926	94
Prelude Therapeutics, Inc.*	15,368	12
Prime Medicine, Inc.*	22,603	45
ProKidney Corp.*	44,174	39
Protagonist Therapeutics, Inc.*	27,392	1,325
Prothena Corp. PLC*	20,055	248
PTC Therapeutics, Inc.*	35,003	1,784
Puma Biotechnology, Inc.*	21,312	63
Pyxis Oncology, Inc.*	29,063	28
Q32 Bio, Inc.*	5,978	10
RAPT Therapeutics, Inc.*	13,570	17
Recursion Pharmaceuticals, Inc., Class A*	115,547	611
REGENXBIO, Inc.*	20,544	147
Regulus Therapeutics, Inc.*	24,087	42
Relay Therapeutics, Inc.*	57,984	152
Renovaro, Inc.*	61,099	33
Replimune Group, Inc.*	32,068	313
Revolution Medicines, Inc.*	78,356	2,771
Rhythm Pharmaceuticals, Inc.*	25,150	1,332
Rigel Pharmaceuticals, Inc.*	8,327	150
Rocket Pharmaceuticals, Inc.*	36,195	241
Sage Therapeutics, Inc.*	24,225	193
Sana Biotechnology, Inc.*	63,628	107
Savara, Inc.*	57,668	160
Scholar Rock Holding Corp.*	37,113	1,193
Sera Prognostics, Inc., Class A*	11,465	42
Shattuck Labs, Inc.*	20,522	20
Skye Bioscience, Inc.*	5,602	9
Soleno Therapeutics, Inc.*	11,887	849
Solid Biosciences, Inc.*	12,335	46
SpringWorks Therapeutics, Inc.*	31,541	1,392
Spyre Therapeutics, Inc.*	18,736	302
Stoke Therapeutics, Inc.*	15,662	104
Summit Therapeutics, Inc.*	42,562	821
Sutro Biopharma, Inc.*	29,214	19
Syndax Pharmaceuticals, Inc.*	37,200	457
Tango Therapeutics, Inc.*	17,921	25
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Biotechnology – 8.0%continued
Taysha Gene Therapies, Inc.*	76,723	$107
Tenaya Therapeutics, Inc.*	15,481	9
Tevogen Bio Holdings, Inc.*	14,327	15
TG Therapeutics, Inc.*	64,258	2,534
Tourmaline Bio, Inc.*	10,690	163
Travere Therapeutics, Inc.*	38,951	698
TScan Therapeutics, Inc.*	21,874	30
Twist Bioscience Corp.*	27,379	1,075
Tyra Biosciences, Inc.*	8,993	84
Upstream Bio, Inc.*	7,193	44
UroGen Pharma Ltd.*	17,175	190
Vanda Pharmaceuticals, Inc.*	24,779	114
Vaxcyte, Inc.*	56,918	2,149
Vera Therapeutics, Inc.*	21,054	506
Veracyte, Inc.*	35,980	1,067
Verastem, Inc.*	17,689	107
Vericel Corp.*	22,548	1,006
Verve Therapeutics, Inc.*	31,448	144
Vir Biotechnology, Inc.*	40,689	264
Viridian Therapeutics, Inc.*	34,702	468
Voyager Therapeutics, Inc.*	19,439	66
Werewolf Therapeutics, Inc.*	20,466	20
X4 Pharmaceuticals, Inc.*	78,542	19
XBiotech, Inc.*	11,126	36
Xencor, Inc.*	31,438	335
XOMA Royalty Corp.*	3,405	68
Y-mAbs Therapeutics, Inc.*	15,752	70
Zenas Biopharma, Inc.*	6,223	49
Zentalis Pharmaceuticals, Inc.*	22,398	36
Zura Bio Ltd.*	28,010	36
Zymeworks, Inc.*	25,576	305
		90,065
Broadline Retail – 0.0%
1stdibs.com, Inc.*	13,057	40
Groupon, Inc.*	10,778	202
QVC Group, Inc., Class B*	1,618	11
Savers Value Village, Inc.*	9,658	66
		319
Building Products – 1.4%
American Woodmark Corp.*	6,799	400
Apogee Enterprises, Inc.	10,184	472
AZZ, Inc.	13,559	1,134
Caesarstone Ltd.*	9,289	23
See Notes to the Financial Statements.
EQUITY FUNDS 152 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Building Products – 1.4%continued
CSW Industrials, Inc.	7,666	$2,235
Gibraltar Industries, Inc.*	13,938	818
Griffon Corp.	18,177	1,300
Insteel Industries, Inc.	8,838	232
Janus International Group, Inc.*	62,120	447
JELD-WEN Holding, Inc.*	37,674	225
Masterbrand, Inc.*	57,677	753
Quanex Building Products Corp.	22,026	410
Resideo Technologies, Inc.*	66,676	1,180
Tecnoglass, Inc.	10,403	744
UFP Industries, Inc.	27,357	2,928
Zurn Elkay Water Solutions Corp.	65,931	2,174
		15,475
Capital Markets – 1.8%
Acadian Asset Management, Inc.	12,492	323
AlTi Global, Inc.*	16,440	50
Artisan Partners Asset Management, Inc., Class A	28,921	1,131
B. Riley Financial, Inc.	9,481	37
BGC Group, Inc., Class A	163,900	1,503
Cohen & Steers, Inc.	12,608	1,012
Diamond Hill Investment Group, Inc.	1,198	171
DigitalBridge Group, Inc.	73,683	650
Donnelley Financial Solutions, Inc.*	13,038	570
Forge Global Holdings, Inc.*	54,373	31
GCM Grosvenor, Inc., Class A	19,879	263
Hamilton Lane, Inc., Class A	18,250	2,713
MarketWise, Inc.	5,929	3
Moelis & Co., Class A	32,332	1,887
Open Lending Corp.*	44,988	124
P10, Inc., Class A	18,453	217
Patria Investments Ltd., Class A	27,126	306
Perella Weinberg Partners	23,702	436
Piper Sandler Cos.	7,944	1,967
PJT Partners, Inc., Class A	10,671	1,471
Silvercrest Asset Management Group, Inc., Class A	4,778	78
StepStone Group, Inc., Class A	30,654	1,601
StoneX Group, Inc.*	20,166	1,540
Value Line, Inc.	178	7
Victory Capital Holdings, Inc., Class A	18,782	1,087
Virtus Investment Partners, Inc.	3,017	520
WisdomTree, Inc.	60,849	543
		20,241
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Chemicals – 1.6%
AdvanSix, Inc.	11,698	$265
American Vanguard Corp.	10,592	47
Arq, Inc.*	14,662	61
ASP Isotopes, Inc.*	26,646	125
Aspen Aerogels, Inc.*	27,406	175
Avient Corp.	41,299	1,535
Balchem Corp.	14,800	2,457
Cabot Corp.	24,263	2,017
Core Molding Technologies, Inc.*	3,939	60
Ecovyst, Inc.*	54,416	337
H.B. Fuller Co.	25,013	1,404
Hawkins, Inc.	8,815	934
Ingevity Corp.*	16,640	659
Innospec, Inc.	11,448	1,085
Intrepid Potash, Inc.*	5,254	154
Koppers Holdings, Inc.	8,754	245
Kronos Worldwide, Inc.	9,133	68
LSB Industries, Inc.*	25,413	167
Mativ Holdings, Inc.	23,694	148
Minerals Technologies, Inc.	14,457	919
Northern Technologies International Corp.	3,704	39
Orion S.A.	26,661	345
Perimeter Solutions, Inc.*	61,517	619
PureCycle Technologies, Inc.*	55,739	386
Quaker Chemical Corp.	6,401	791
Rayonier Advanced Materials, Inc.*	28,140	162
Sensient Technologies Corp.	19,359	1,441
Stepan Co.	9,924	546
Tronox Holdings PLC	55,463	390
Valhi, Inc.	1,478	24
		17,605
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	28,384	1,344
ACCO Brands Corp.	40,173	168
ACV Auctions, Inc., Class A*	67,465	951
Bridger Aerospace Group Holdings, Inc.*	8,795	10
BrightView Holdings, Inc.*	27,919	358
Brink's (The) Co.	20,053	1,728
Casella Waste Systems, Inc., Class A*	28,731	3,204
CECO Environmental Corp.*	13,423	306
Cimpress PLC*	7,586	343
CompX International, Inc.	741	15
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  153 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Commercial Services & Supplies – 1.8%continued
CoreCivic, Inc.*	49,688	$1,008
Deluxe Corp.	20,373	322
Driven Brands Holdings, Inc.*	27,780	476
Ennis, Inc.	11,998	241
Enviri Corp.*	35,387	235
GEO Group (The), Inc.*	58,681	1,714
Healthcare Services Group, Inc.*	33,160	334
HNI Corp.	21,782	966
Interface, Inc.	26,688	530
LanzaTech Global, Inc.*	34,685	8
Liquidity Services, Inc.*	10,077	313
Matthews International Corp., Class A	13,344	297
MillerKnoll, Inc.	30,902	591
Montrose Environmental Group, Inc.*	14,150	202
NL Industries, Inc.	3,743	30
OPENLANE, Inc.*	48,962	944
Perma-Fix Environmental Services, Inc.*	8,691	63
Pitney Bowes, Inc.	75,966	688
Pursuit Attractions and Hospitality, Inc.*	9,206	326
Quad/Graphics, Inc.	14,680	80
Quest Resource Holding Corp.*	5,829	15
Steelcase, Inc., Class A	41,873	459
UniFirst Corp.	6,946	1,209
Virco Mfg. Corp.	5,749	54
VSE Corp.	8,106	973
		20,505
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.*	35,392	309
Applied Optoelectronics, Inc.*	20,094	308
Aviat Networks, Inc.*	4,935	95
Calix, Inc.*	27,324	968
Clearfield, Inc.*	5,766	171
CommScope Holding Co., Inc.*	97,311	517
Digi International, Inc.*	16,905	470
Extreme Networks, Inc.*	58,746	777
Harmonic, Inc.*	50,047	480
NETGEAR, Inc.*	13,077	320
NetScout Systems, Inc.*	32,081	674
Ribbon Communications, Inc.*	43,099	169
Viasat, Inc.*	56,102	585
Viavi Solutions, Inc.*	101,633	1,137
		6,980
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Construction & Engineering – 1.5%
Ameresco, Inc., Class A*	14,259	$172
Arcosa, Inc.	22,196	1,712
Argan, Inc.	5,744	753
Bowman Consulting Group Ltd.*	5,794	126
Centuri Holdings, Inc.*	8,220	135
Concrete Pumping Holdings, Inc.	11,923	65
Construction Partners, Inc., Class A*	21,310	1,531
Dycom Industries, Inc.*	12,997	1,980
Fluor Corp.*	78,213	2,802
Granite Construction, Inc.	20,128	1,518
Great Lakes Dredge & Dock Corp.*	29,536	257
IES Holdings, Inc.*	3,764	621
Limbach Holdings, Inc.*	4,722	352
Matrix Service Co.*	12,285	153
MYR Group, Inc.*	7,341	830
Northwest Pipe Co.*	4,604	190
Orion Group Holdings, Inc.*	15,519	81
Primoris Services Corp.	24,570	1,411
Southland Holdings, Inc.*	6,942	21
Sterling Infrastructure, Inc.*	13,691	1,550
Tutor Perini Corp.*	20,136	467
		16,727
Construction Materials – 0.3%
Knife River Corp.*	26,125	2,357
Smith-Midland Corp.*	2,070	64
United States Lime & Minerals, Inc.	4,828	427
		2,848
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	2,664	136
Bread Financial Holdings, Inc.	22,691	1,136
Consumer Portfolio Services, Inc.*	3,165	27
Dave, Inc.*	3,763	311
Encore Capital Group, Inc.*	10,555	362
Enova International, Inc.*	11,749	1,135
FirstCash Holdings, Inc.	17,623	2,120
Green Dot Corp., Class A*	23,755	201
LendingClub Corp.*	50,123	517
LendingTree, Inc.*	4,489	226
Medallion Financial Corp.	8,534	74
Moneylion, Inc.*	4,160	360
Navient Corp.	33,630	425
Nelnet, Inc., Class A	6,533	725
NerdWallet, Inc., Class A*	16,873	153
See Notes to the Financial Statements.
EQUITY FUNDS 154 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Consumer Finance – 1.0%continued
OppFi, Inc.	8,468	$79
PRA Group, Inc.*	17,447	360
PROG Holdings, Inc.	18,691	497
Regional Management Corp.	4,051	122
Upstart Holdings, Inc.*	36,876	1,697
World Acceptance Corp.*	1,611	204
		10,867
Consumer Staples Distribution & Retail – 1.1%
Andersons (The), Inc.	14,830	637
Chefs' Warehouse (The), Inc.*	16,443	895
Guardian Pharmacy Services, Inc., Class A*	3,984	85
HF Foods Group, Inc.*	16,140	79
Ingles Markets, Inc., Class A	6,543	426
Natural Grocers by Vitamin Cottage, Inc.	4,280	172
PriceSmart, Inc.	11,593	1,018
SpartanNash Co.	15,496	314
Sprouts Farmers Market, Inc.*	46,300	7,067
United Natural Foods, Inc.*	27,186	745
Village Super Market, Inc., Class A	3,996	152
Weis Markets, Inc.	7,574	584
		12,174
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	68,652	207
Greif, Inc., Class A	11,324	623
Greif, Inc., Class B	2,331	138
Myers Industries, Inc.	16,502	197
O-I Glass, Inc.*	71,683	822
Pactiv Evergreen, Inc.	18,820	339
Ranpak Holdings Corp.*	21,695	118
TriMas Corp.	18,369	430
		2,874
Distributors – 0.0%
A-Mark Precious Metals, Inc.	8,384	213
GigaCloud Technology, Inc., Class A*	10,308	146
Weyco Group, Inc.	2,741	84
		443
Diversified Consumer Services – 1.2%
Adtalem Global Education, Inc.*	17,281	1,739
American Public Education, Inc.*	7,313	163
Carriage Services, Inc.	6,389	248
Chegg, Inc.*	46,751	30
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Diversified Consumer Services – 1.2%continued
Coursera, Inc.*	62,209	$414
European Wax Center, Inc., Class A*	12,704	50
Frontdoor, Inc.*	35,367	1,359
Graham Holdings Co., Class B	1,472	1,414
KinderCare Learning Cos., Inc.*	13,191	153
Laureate Education, Inc.*	60,090	1,229
Lincoln Educational Services Corp.*	12,243	194
Mister Car Wash, Inc.*	43,540	344
Nerdy, Inc.*	39,941	57
OneSpaWorld Holdings Ltd.	46,296	777
Perdoceo Education Corp.	30,079	757
Strategic Education, Inc.	10,277	863
Stride, Inc.*	19,605	2,480
Udemy, Inc.*	40,991	318
Universal Technical Institute, Inc.*	21,632	556
Zspace, Inc.*	1,706	13
		13,158
Diversified Real Estate Investment Trusts – 0.7%
Alexander & Baldwin, Inc.	33,813	583
Alpine Income Property Trust, Inc.	5,330	89
American Assets Trust, Inc.	21,670	436
Armada Hoffler Properties, Inc.	37,076	278
Broadstone Net Lease, Inc.	86,658	1,477
CTO Realty Growth, Inc.	12,888	249
Empire State Realty Trust, Inc., Class A	61,744	483
Essential Properties Realty Trust, Inc.	80,530	2,629
Gladstone Commercial Corp.	20,509	307
Global Net Lease, Inc.	93,049	748
NexPoint Diversified Real Estate Trust	17,765	68
One Liberty Properties, Inc.	7,548	198
		7,545
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	4,859	178
AST SpaceMobile, Inc.*	61,518	1,399
ATN International, Inc.	4,445	90
Bandwidth, Inc., Class A*	11,034	145
Cogent Communications Holdings, Inc.	20,239	1,241
Globalstar, Inc.*	22,011	459
IDT Corp., Class B	7,166	368
Liberty Latin America Ltd., Class A*	13,440	85
Liberty Latin America Ltd., Class C*	58,513	363
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  155 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Diversified Telecommunication Services – 0.6%continued
Lumen Technologies, Inc.*	463,324	$1,816
Shenandoah Telecommunications Co.	21,814	274
		6,418
Electric Utilities – 0.9%
ALLETE, Inc.	26,692	1,754
Genie Energy Ltd., Class B	6,348	95
Hawaiian Electric Industries, Inc.*	80,443	881
MGE Energy, Inc.	16,812	1,563
Otter Tail Corp.	18,909	1,520
Portland General Electric Co.	47,607	2,123
TXNM Energy, Inc.	41,465	2,217
		10,153
Electrical Equipment – 1.2%
Allient, Inc.	6,635	146
American Superconductor Corp.*	15,704	285
Amprius Technologies, Inc.*	7,635	20
Array Technologies, Inc.*	71,259	347
Atkore, Inc.	15,821	949
Blink Charging Co.*	37,500	34
Bloom Energy Corp., Class A*	92,520	1,819
ChargePoint Holdings, Inc.*	185,936	112
Energy Vault Holdings, Inc.*	49,677	35
EnerSys	18,027	1,651
Enovix Corp.*	76,353	560
Fluence Energy, Inc.*	28,448	138
FuelCell Energy, Inc.*	10,692	49
GrafTech International Ltd.*	112,304	98
Hyliion Holdings Corp.*	59,907	84
LSI Industries, Inc.	13,540	230
NANO Nuclear Energy, Inc.*	11,477	304
Net Power, Inc.*	10,359	27
NEXTracker, Inc., Class A*	66,368	2,797
NuScale Power Corp.*	41,886	593
Plug Power, Inc.*	383,590	518
Powell Industries, Inc.	4,260	726
Preformed Line Products Co.	1,146	160
SES AI Corp.*	73,350	38
Shoals Technologies Group, Inc., Class A*	75,001	249
SolarMax Technology, Inc.*	19,842	24
Solidion Technology, Inc.*	41,815	5
Stem, Inc.*	59,143	21
Sunrun, Inc.*	102,599	601
T1 Energy, Inc.*	52,341	66
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Electrical Equipment – 1.2%continued
Thermon Group Holdings, Inc.*	15,540	$433
TPI Composites, Inc.*	14,402	12
Ultralife Corp.*	3,408	18
Vicor Corp.*	10,337	484
		13,633
Electronic Equipment, Instruments & Components – 2.8%
908 Devices, Inc.*	9,941	45
Advanced Energy Industries, Inc.	17,129	1,633
Aeva Technologies, Inc.*	10,866	76
Arlo Technologies, Inc.*	44,253	437
Badger Meter, Inc.	13,460	2,561
Bel Fuse, Inc., Class A	891	64
Bel Fuse, Inc., Class B	4,835	362
Belden, Inc.	18,548	1,859
Benchmark Electronics, Inc.	16,219	617
Climb Global Solutions, Inc.	1,986	220
CTS Corp.	13,661	568
Daktronics, Inc.*	18,217	222
ePlus, Inc.*	11,976	731
Evolv Technologies Holdings, Inc.*	58,520	183
Fabrinet*	16,714	3,301
FARO Technologies, Inc.*	8,516	232
Insight Enterprises, Inc.*	12,457	1,868
Itron, Inc.*	20,677	2,166
Kimball Electronics, Inc.*	11,645	192
Knowles Corp.*	39,518	601
Lightwave Logic, Inc.*	50,159	51
Methode Electronics, Inc.(1)	17,189	109
MicroVision, Inc.*	91,607	114
Mirion Technologies, Inc.*	94,379	1,368
Napco Security Technologies, Inc.	15,878	365
nLight, Inc.*	20,597	160
Novanta, Inc.*	16,421	2,100
OSI Systems, Inc.*	7,318	1,422
Ouster, Inc.*	22,769	204
PAR Technology Corp.*	15,328	940
PC Connection, Inc.	5,207	325
Plexus Corp.*	12,297	1,576
Powerfleet, Inc. NJ*	47,066	258
Richardson Electronics Ltd.	5,748	64
Rogers Corp.*	8,715	589
Sanmina Corp.*	24,743	1,885
ScanSource, Inc.*	10,517	358
SmartRent, Inc.*	77,888	94
See Notes to the Financial Statements.
EQUITY FUNDS 156 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Electronic Equipment, Instruments & Components – 2.8%continued
TTM Technologies, Inc.*	46,048	$944
Vishay Intertechnology, Inc.	56,803	903
Vishay Precision Group, Inc.*	5,278	127
		31,894
Energy Equipment & Services – 2.0%
Archrock, Inc.	76,874	2,017
Aris Water Solutions, Inc., Class A	12,308	394
Atlas Energy Solutions, Inc.	34,512	616
Borr Drilling Ltd.*	105,997	232
Bristow Group, Inc.*	11,272	356
Cactus, Inc., Class A	30,453	1,396
ChampionX Corp.	87,357	2,603
Core Laboratories, Inc.	21,568	323
DMC Global, Inc.*	8,205	69
Drilling Tools International Corp.*	8,094	19
Expro Group Holdings N.V.*	44,115	439
Flowco Holdings, Inc., Class A*	9,294	238
Forum Energy Technologies, Inc.*	5,709	115
Geospace Technologies Corp.*	4,675	34
Helix Energy Solutions Group, Inc.*	65,362	543
Helmerich & Payne, Inc.	45,499	1,189
Innovex International, Inc.*	16,674	300
Kodiak Gas Services, Inc.	20,869	778
Liberty Energy, Inc.	72,220	1,143
Mammoth Energy Services, Inc.*	7,946	16
Nabors Industries Ltd.*	4,351	182
Natural Gas Services Group, Inc.*	5,005	110
Noble Corp. PLC	60,762	1,440
NPK International, Inc.*	37,424	217
Oceaneering International, Inc.*	46,088	1,005
Oil States International, Inc.*	26,435	136
Patterson-UTI Energy, Inc.	177,842	1,462
ProFrac Holding Corp., Class A*	9,302	71
ProPetro Holding Corp.*	38,921	286
Ranger Energy Services, Inc., Class A	7,667	109
RPC, Inc.	37,774	208
SEACOR Marine Holdings, Inc.*	9,933	50
Seadrill Ltd.*	29,693	742
Select Water Solutions, Inc.	41,212	433
Solaris Energy Infrastructure, Inc.	14,356	312
TETRA Technologies, Inc.*	59,640	200
Tidewater, Inc.*	22,394	947
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Energy Equipment & Services – 2.0%continued
Transocean Ltd.*	335,039	$1,062
Valaris Ltd.*	28,320	1,112
		22,904
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A*	187,820	539
Atlanta Braves Holdings, Inc., Class A*	4,856	213
Atlanta Braves Holdings, Inc., Class C*	23,089	924
Cinemark Holdings, Inc.	50,408	1,255
Eventbrite, Inc., Class A*	33,541	71
Golden Matrix Group, Inc.*	13,243	26
IMAX Corp.*	19,417	512
Lions Gate Entertainment Corp., Class A*	26,626	236
Lions Gate Entertainment Corp., Class B*	56,340	446
LiveOne, Inc.*	33,402	23
Madison Square Garden Entertainment Corp.*	18,376	602
Marcus (The) Corp.	10,321	172
Playstudios, Inc.*	40,410	51
Reservoir Media, Inc.*	8,024	61
Sphere Entertainment Co.*	12,263	401
Vivid Seats, Inc., Class A*	33,053	98
		5,630
Financial Services – 2.8%
Acacia Research Corp.*	16,675	53
Alerus Financial Corp.	10,678	197
AvidXchange Holdings, Inc.*	80,606	684
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,676	464
Burford Capital Ltd.	92,481	1,222
Cannae Holdings, Inc.	25,457	467
Cantaloupe, Inc.*	26,814	211
Cass Information Systems, Inc.	6,373	276
Compass Diversified Holdings	30,250	565
Enact Holdings, Inc.	13,088	455
Essent Group Ltd.	47,787	2,758
EVERTEC, Inc.	29,058	1,068
Federal Agricultural Mortgage Corp., Class C	4,163	781
Flywire Corp.*	55,405	526
HA Sustainable Infrastructure Capital, Inc.	54,188	1,584
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  157 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Financial Services – 2.8%continued
International Money Express, Inc.*	13,310	$168
Jackson Financial, Inc., Class A	33,661	2,820
Marqeta, Inc., Class A*	213,487	880
Merchants Bancorp	8,128	301
Mr Cooper Group, Inc.*	29,035	3,473
NCR Atleos Corp.*	33,203	876
NewtekOne, Inc.	11,918	143
NMI Holdings, Inc.*	35,827	1,292
Onity Group, Inc.*	2,993	97
Pagseguro Digital Ltd., Class A*	83,784	639
Payoneer Global, Inc.*	125,314	916
Paysafe Ltd.*	15,189	238
Paysign, Inc.*	18,167	38
PennyMac Financial Services, Inc.	12,279	1,229
Priority Technology Holdings, Inc.*	9,450	64
Radian Group, Inc.	68,577	2,268
Remitly Global, Inc.*	68,197	1,418
Repay Holdings Corp.*	38,647	215
Sezzle, Inc.*	6,408	224
StoneCo Ltd., Class A*	131,326	1,376
SWK Holdings Corp.*	1,495	26
Velocity Financial, Inc.*	4,493	84
Walker & Dunlop, Inc.	14,766	1,260
Waterstone Financial, Inc.	7,820	105
		31,461
Food Products – 1.0%
Alico, Inc.	3,496	104
B&G Foods, Inc.	34,734	239
Beyond Meat, Inc.*	25,459	78
BRC, Inc., Class A*	21,071	44
Calavo Growers, Inc.	7,946	191
Cal-Maine Foods, Inc.	18,748	1,704
Dole PLC	34,918	505
Forafric Global PLC*	2,614	22
Fresh Del Monte Produce, Inc.	15,531	479
Hain Celestial Group (The), Inc.*	39,395	163
J&J Snack Foods Corp.	7,058	930
John B. Sanfilippo & Son, Inc.	4,019	285
Lancaster Colony Corp.	8,944	1,565
Lifeway Foods, Inc.*	2,116	52
Limoneira Co.	7,597	135
Mama's Creations, Inc.*	15,274	99
Mission Produce, Inc.*	19,275	202
Seneca Foods Corp., Class A*	2,171	193
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Food Products – 1.0%continued
Simply Good Foods (The) Co.*	42,549	$1,467
SunOpta, Inc.*	42,057	204
TreeHouse Foods, Inc.*	21,118	572
Utz Brands, Inc.	29,762	419
Vital Farms, Inc.*	15,551	474
Westrock Coffee Co.*	17,613	127
WK Kellogg Co.	30,484	608
		10,861
Gas Utilities – 1.1%
Brookfield Infrastructure Corp., Class A	54,905	1,987
Chesapeake Utilities Corp.	10,439	1,341
New Jersey Resources Corp.	45,920	2,253
Northwest Natural Holding Co.	18,537	792
ONE Gas, Inc.	25,915	1,959
RGC Resources, Inc.	4,122	86
Southwest Gas Holdings, Inc.	28,030	2,012
Spire, Inc.	26,176	2,048
		12,478
Ground Transportation – 0.4%
ArcBest Corp.	10,714	756
Covenant Logistics Group, Inc.	7,732	172
FTAI Infrastructure, Inc.	46,118	209
Heartland Express, Inc.	22,137	204
Hertz Global Holdings, Inc.*	58,223	229
Marten Transport Ltd.	26,722	367
P.A.M.T CORP.*	3,277	40
Proficient Auto Logistics, Inc.*	10,451	87
RXO, Inc.*	72,856	1,392
Universal Logistics Holdings, Inc.	2,909	76
Werner Enterprises, Inc.	28,086	823
		4,355
Health Care Equipment & Supplies – 2.8%
Accuray, Inc.*	40,844	73
Alphatec Holdings, Inc.*	48,511	492
AngioDynamics, Inc.*	18,497	174
Anteris Technologies Global Corp.*	8,002	29
Artivion, Inc.*	17,942	441
AtriCure, Inc.*	21,535	695
Avanos Medical, Inc.*	21,307	305
Axogen, Inc.*	19,453	360
Beta Bionics, Inc.*	6,512	80
Bioventus, Inc., Class A*	18,293	167
Ceribell, Inc.*	5,320	102
See Notes to the Financial Statements.
EQUITY FUNDS 158 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Health Care Equipment & Supplies – 2.8%continued
Cerus Corp.*	78,350	$109
CONMED Corp.	14,281	862
CVRx, Inc.*	7,418	91
Embecta Corp.	26,110	333
Fractyl Health, Inc.*	10,205	12
Glaukos Corp.*	22,398	2,204
Haemonetics Corp.*	22,681	1,441
ICU Medical, Inc.*	9,858	1,369
Inmode Ltd.*	29,767	528
Inogen, Inc.*	10,130	72
Integer Holdings Corp.*	15,251	1,800
Integra LifeSciences Holdings Corp.*	31,357	690
iRadimed Corp.	3,566	187
iRhythm Technologies, Inc.*	14,286	1,495
Lantheus Holdings, Inc.*	31,548	3,079
LeMaitre Vascular, Inc.	9,231	774
LivaNova PLC*	25,036	983
Merit Medical Systems, Inc.*	26,341	2,785
Neogen Corp.*	99,421	862
NeuroPace, Inc.*	7,096	87
Nevro Corp.*	15,686	92
Novocure Ltd.*	49,025	874
Omnicell, Inc.*	20,752	726
OraSure Technologies, Inc.*	31,179	105
Orchestra BioMed Holdings, Inc.*	9,723	42
Orthofix Medical, Inc.*	15,332	250
OrthoPediatrics Corp.*	7,378	182
Paragon 28, Inc.*	21,355	279
PROCEPT BioRobotics Corp.*	20,336	1,185
Pulmonx Corp.*	16,810	113
Pulse Biosciences, Inc.*	8,447	136
RxSight, Inc.*	17,210	435
Sanara Medtech, Inc.*	2,059	64
Semler Scientific, Inc.*	3,262	118
SI-BONE, Inc.*	18,461	259
Sight Sciences, Inc.*	14,005	34
STAAR Surgical Co.*	23,091	407
Stereotaxis, Inc.*	25,673	45
Surmodics, Inc.*	6,557	200
Tactile Systems Technology, Inc.*	10,471	138
Tandem Diabetes Care, Inc.*	30,130	577
TransMedics Group, Inc.*	15,152	1,019
Treace Medical Concepts, Inc.*	21,562	181
UFP Technologies, Inc.*	3,302	666
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Health Care Equipment & Supplies – 2.8%continued
Utah Medical Products, Inc.	1,326	$74
Varex Imaging Corp.*	17,551	204
Zimvie, Inc.*	13,142	142
Zynex, Inc.*	6,750	15
		31,243
Health Care Providers & Services – 3.1%
Accolade, Inc.*	33,256	232
AdaptHealth Corp.*	46,050	499
Addus HomeCare Corp.*	7,924	784
agilon health, Inc.*	140,067	608
AirSculpt Technologies, Inc.*	8,383	20
Alignment Healthcare, Inc.*	46,155	859
AMN Healthcare Services, Inc.*	17,679	432
Ardent Health Partners, Inc.*	11,435	157
Astrana Health, Inc.*	20,003	620
Aveanna Healthcare Holdings, Inc.*	22,748	123
BrightSpring Health Services, Inc.*	25,520	462
Brookdale Senior Living, Inc.*	88,999	557
Castle Biosciences, Inc.*	11,722	235
Community Health Systems, Inc.*	55,117	149
Concentra Group Holdings Parent, Inc.	50,486	1,096
CorVel Corp.*	12,219	1,368
Cross Country Healthcare, Inc.*	14,138	211
DocGo, Inc.*	44,254	117
Enhabit, Inc.*	22,115	194
Ensign Group (The), Inc.	25,429	3,291
Fulgent Genetics, Inc.*	9,049	153
GeneDx Holdings Corp.*	5,895	522
Guardant Health, Inc.*	55,069	2,346
HealthEquity, Inc.*	39,313	3,474
Hims & Hers Health, Inc.*	88,946	2,628
InfuSystem Holdings, Inc.*	10,324	56
Innovage Holding Corp.*	6,753	20
Joint (The) Corp.*	4,446	56
LifeStance Health Group, Inc.*	65,043	433
ModivCare, Inc.*	4,586	6
Nano-X Imaging Ltd.*	24,056	120
National HealthCare Corp.	5,661	525
National Research Corp.	6,486	83
NeoGenomics, Inc.*	59,229	562
OPKO Health, Inc.*	142,727	237
Option Care Health, Inc.*	78,761	2,753
Owens & Minor, Inc.*	35,310	319
PACS Group, Inc.*	17,449	196
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  159 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Health Care Providers & Services – 3.1%continued
Patterson Cos., Inc.	36,144	$1,129
Pediatrix Medical Group, Inc.*	39,095	566
Pennant Group (The), Inc.*	15,267	384
Performant Healthcare, Inc.*	32,850	97
Privia Health Group, Inc.*	47,658	1,070
Progyny, Inc.*	34,032	760
Quipt Home Medical Corp.*	14,264	33
RadNet, Inc.*	30,217	1,502
Select Medical Holdings Corp.	49,297	823
Sonida Senior Living, Inc.*	1,871	44
Surgery Partners, Inc.*	34,976	831
Talkspace, Inc.*	57,121	146
U.S. Physical Therapy, Inc.	6,959	504
Viemed Healthcare, Inc.*	16,650	121
		34,513
Health Care Real Estate Investment Trusts – 0.9%
American Healthcare REIT, Inc.	70,036	2,122
CareTrust REIT, Inc.	86,593	2,475
Community Healthcare Trust, Inc.	12,109	220
Diversified Healthcare Trust	97,751	235
Global Medical REIT, Inc.	29,200	255
LTC Properties, Inc.	20,723	735
National Health Investors, Inc.	20,191	1,491
Sabra Health Care REIT, Inc.	108,195	1,890
Strawberry Fields REIT, Inc.	4,846	58
Universal Health Realty Income Trust	6,066	248
		9,729
Health Care Technology – 0.4%
Definitive Healthcare Corp.*	21,573	62
Evolent Health, Inc., Class A*	53,680	508
Health Catalyst, Inc.*	25,951	118
HealthStream, Inc.	11,301	364
LifeMD, Inc.*	17,976	98
OptimizeRx Corp.*	8,118	70
Phreesia, Inc.*	25,490	652
Schrodinger, Inc.*	25,225	498
Simulations Plus, Inc.	7,021	172
Teladoc Health, Inc.*	78,222	623
Waystar Holding Corp.*	36,363	1,358
		4,523
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	104,161	1,345
Braemar Hotels & Resorts, Inc.	27,939	69
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Hotel & Resort Real Estate Investment Trusts – 0.7%continued
Chatham Lodging Trust	21,221	$151
DiamondRock Hospitality Co.	94,130	727
Pebblebrook Hotel Trust	54,183	549
RLJ Lodging Trust	68,139	537
Ryman Hospitality Properties, Inc.	26,855	2,456
Service Properties Trust	73,445	192
Summit Hotel Properties, Inc.	46,983	254
Sunstone Hotel Investors, Inc.	91,408	860
Xenia Hotels & Resorts, Inc.	47,347	557
		7,697
Hotels, Restaurants & Leisure – 1.9%
Accel Entertainment, Inc.*	25,308	251
Biglari Holdings, Inc., Class B*	365	79
BJ's Restaurants, Inc.*	8,269	283
Bloomin' Brands, Inc.	34,515	247
Brinker International, Inc.*	20,283	3,023
Cheesecake Factory (The), Inc.	22,186	1,080
Cracker Barrel Old Country Store, Inc.	9,993	388
Dave & Buster's Entertainment, Inc.*	14,084	247
Denny's Corp.*	24,891	91
Despegar.com Corp.*	33,115	622
Dine Brands Global, Inc.	6,622	154
El Pollo Loco Holdings, Inc.*	12,510	129
Everi Holdings, Inc.*	37,286	510
First Watch Restaurant Group, Inc.*	18,047	301
Full House Resorts, Inc.*	17,159	72
Global Business Travel Group I*	58,262	423
Golden Entertainment, Inc.	8,538	225
Hilton Grand Vacations, Inc.*	31,669	1,185
Inspired Entertainment, Inc.*	10,819	92
International Game Technology PLC	52,630	856
Jack in the Box, Inc.	8,477	231
Krispy Kreme, Inc.	38,051	187
Kura Sushi U.S.A., Inc., Class A*	3,225	165
Life Time Group Holdings, Inc.*	38,820	1,172
Lindblad Expeditions Holdings, Inc.*	17,212	160
Monarch Casino & Resort, Inc.	5,900	459
Nathan's Famous, Inc.	1,328	128
ONE Group Hospitality (The), Inc.*	7,836	23
Papa John's International, Inc.	15,418	633
PlayAGS, Inc.*	18,927	229
Portillo's, Inc., Class A*	25,784	307
Potbelly Corp.*	11,861	113
RCI Hospitality Holdings, Inc.	3,953	170
See Notes to the Financial Statements.
EQUITY FUNDS 160 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Hotels, Restaurants & Leisure – 1.9%continued
Red Rock Resorts, Inc., Class A	22,432	$973
Rush Street Interactive, Inc.*	34,285	368
Sabre Corp.*	173,585	488
Shake Shack, Inc., Class A*	17,382	1,533
Six Flags Entertainment Corp.	42,420	1,513
Super Group SGHC Ltd.	69,782	449
Sweetgreen, Inc., Class A*	47,016	1,176
Target Hospitality Corp.*	16,281	107
United Parks & Resorts, Inc.*	14,098	641
Vacasa, Inc., Class A*	5,614	30
Xponential Fitness, Inc., Class A*	10,395	87
		21,600
Household Durables – 1.9%
Beazer Homes U.S.A., Inc.*	13,405	273
Cavco Industries, Inc.*	3,704	1,925
Century Communities, Inc.	12,578	844
Champion Homes, Inc.*	24,700	2,341
Cricut, Inc., Class A	20,337	105
Dream Finders Homes, Inc., Class A*	12,796	289
Ethan Allen Interiors, Inc.	10,739	297
Flexsteel Industries, Inc.	2,152	78
GoPro, Inc., Class A*	49,798	33
Green Brick Partners, Inc.*	14,168	826
Hamilton Beach Brands Holding Co., Class A	4,096	80
Helen of Troy Ltd.*	10,594	567
Hooker Furnishings Corp.	5,467	55
Hovnanian Enterprises, Inc., Class A*	2,345	245
Installed Building Products, Inc.	10,849	1,860
iRobot Corp.*	13,963	38
KB Home	29,261	1,701
Landsea Homes Corp.*	14,144	91
La-Z-Boy, Inc.	18,981	742
Legacy Housing Corp.*	5,406	136
LGI Homes, Inc.*	9,493	631
Lifetime Brands, Inc.	4,484	22
Lovesac (The) Co.*	6,908	126
M/I Homes, Inc.*	12,171	1,390
Meritage Homes Corp.	32,890	2,331
Purple Innovation, Inc.*	27,031	20
Sonos, Inc.*	54,693	584
Taylor Morrison Home Corp.*	46,864	2,814
Traeger, Inc.*	11,945	20
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Household Durables – 1.9%continued
Tri Pointe Homes, Inc.*	42,111	$1,344
United Homes Group, Inc.*	5,888	16
		21,824
Household Products – 0.3%
Central Garden & Pet Co.*	4,448	163
Central Garden & Pet Co., Class A*	23,682	775
Energizer Holdings, Inc.	32,999	987
Oil-Dri Corp. of America	4,572	210
WD-40 Co.	6,225	1,519
		3,654
Independent Power & Renewable Electricity Producers – 0.2%
Altus Power, Inc.*	33,450	166
Montauk Renewables, Inc.*	26,999	57
Ormat Technologies, Inc.	26,401	1,868
Sunnova Energy International, Inc.*	51,395	19
		2,110
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	12,169	324
Industrial Real Estate Investment Trusts – 0.5%
Industrial Logistics Properties Trust	31,888	110
Innovative Industrial Properties, Inc.	13,046	706
LXP Industrial Trust	132,689	1,148
Plymouth Industrial REIT, Inc.	18,805	306
Terreno Realty Corp.	45,421	2,871
		5,141
Insurance – 2.3%
Ambac Financial Group, Inc.*	20,093	176
American Coastal Insurance Corp.	11,373	131
AMERISAFE, Inc.	8,850	465
Baldwin Insurance Group (The), Inc.*	30,944	1,383
Bowhead Specialty Holdings, Inc.*	7,301	297
CNO Financial Group, Inc.	47,020	1,958
Crawford & Co., Class A	7,185	82
Donegal Group, Inc., Class A	7,541	148
Employers Holdings, Inc.	11,467	581
Enstar Group Ltd.*	5,827	1,937
F&G Annuities & Life, Inc.	8,636	311
Fidelis Insurance Holdings Ltd.	22,271	361
Genworth Financial, Inc.*	193,482	1,372
GoHealth, Inc., Class A*	2,453	30
Goosehead Insurance, Inc., Class A	10,328	1,219
Greenlight Capital Re Ltd., Class A*	12,979	176
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  161 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Insurance – 2.3%continued
Hamilton Insurance Group Ltd., Class B*	19,326	$401
HCI Group, Inc.	3,820	570
Heritage Insurance Holdings, Inc.*	10,666	154
Hippo Holdings, Inc.*	9,179	235
Horace Mann Educators Corp.	18,904	808
Investors Title Co.	662	159
James River Group Holdings Ltd.	15,457	65
Kingsway Financial Services, Inc.*	6,745	53
Lemonade, Inc.*	24,172	760
Maiden Holdings Ltd.*	50,735	29
MBIA, Inc.*	19,256	96
Mercury General Corp.	12,414	694
NI Holdings, Inc.*	3,588	51
Oscar Health, Inc., Class A*	94,357	1,237
Palomar Holdings, Inc.*	11,905	1,632
ProAssurance Corp.*	22,941	536
Root, Inc., Class A*	3,960	528
Safety Insurance Group, Inc.	6,651	525
Selective Insurance Group, Inc.	27,851	2,549
Selectquote, Inc.*	60,446	202
SiriusPoint Ltd.*	43,398	750
Skyward Specialty Insurance Group, Inc.*	17,006	900
Stewart Information Services Corp.	12,520	893
Tiptree, Inc.	11,760	283
Trupanion, Inc.*	14,948	557
United Fire Group, Inc.	9,839	290
Universal Insurance Holdings, Inc.	10,785	256
		25,840
Interactive Media & Services – 0.5%
Bumble, Inc., Class A*	36,370	158
Cargurus, Inc.*	39,594	1,153
Cars.com, Inc.*	28,968	326
EverQuote, Inc., Class A*	11,549	302
fuboTV, Inc.*	154,617	451
Getty Images Holdings, Inc.*	49,111	85
Grindr, Inc.*	11,675	209
MediaAlpha, Inc., Class A*	13,222	122
Nextdoor Holdings, Inc.*	83,187	127
Outbrain, Inc.*	16,250	61
QuinStreet, Inc.*	24,413	436
Shutterstock, Inc.	10,817	202
System1, Inc.*	25,688	10
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Interactive Media & Services – 0.5%continued
TrueCar, Inc.*	33,395	$53
Vimeo, Inc.*	66,842	352
Webtoon Entertainment, Inc.*	6,246	48
Yelp, Inc.*	29,382	1,088
Ziff Davis, Inc.*	19,190	721
ZipRecruiter, Inc., Class A*	33,424	197
		6,101
IT Services – 0.4%
Applied Digital Corp.*	92,055	517
ASGN, Inc.*	19,725	1,243
Backblaze, Inc., Class A*	22,337	108
BigBear.ai Holdings, Inc.*	49,610	142
BigCommerce Holdings, Inc., Class 1*	31,609	182
Couchbase, Inc.*	18,118	285
DigitalOcean Holdings, Inc.*	30,719	1,026
Fastly, Inc., Class A*	59,780	378
Grid Dynamics Holdings, Inc.*	28,673	449
Hackett Group (The), Inc.	11,754	344
Information Services Group, Inc.	14,508	57
Rackspace Technology, Inc.*	27,348	46
Tucows, Inc., Class A*	3,254	55
Unisys Corp.*	28,617	131
		4,963
Leisure Products – 0.3%
Acushnet Holdings Corp.	12,730	874
AMMO, Inc.*	36,345	50
Clarus Corp.	14,198	53
Escalade, Inc.	4,662	71
Funko, Inc., Class A*	14,555	100
JAKKS Pacific, Inc.	3,743	93
Johnson Outdoors, Inc., Class A	1,909	48
Latham Group, Inc.*	17,552	113
Malibu Boats, Inc., Class A*	9,201	282
Marine Products Corp.	4,845	41
MasterCraft Boat Holdings, Inc.*	7,209	124
Peloton Interactive, Inc., Class A*	160,645	1,015
Smith & Wesson Brands, Inc.	20,295	189
Solo Brands, Inc., Class A*	42,566	7
Sturm Ruger & Co., Inc.	7,711	303
Topgolf Callaway Brands Corp.*	66,178	436
		3,799
Life Sciences Tools & Services – 0.2%
Adaptive Biotechnologies Corp.*	52,264	388
See Notes to the Financial Statements.
EQUITY FUNDS 162 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Life Sciences Tools & Services – 0.2%continued
Akoya Biosciences, Inc.*	12,348	$17
BioLife Solutions, Inc.*	16,572	378
Codexis, Inc.*	34,403	93
CryoPort, Inc.*	18,794	114
Cytek Biosciences, Inc.*	53,053	213
Harvard Bioscience, Inc.*	8,737	5
Lifecore Biomedical, Inc.*	12,606	89
Maravai LifeSciences Holdings, Inc., Class A*	47,880	106
MaxCyte, Inc.*	48,598	133
Mesa Laboratories, Inc.	2,311	274
Nautilus Biotechnology, Inc.*	29,521	25
Niagen Bioscience, Inc.*	22,769	157
Omniab, Inc.(2) *	3,016	—
OmniAb, Inc.*	46,478	112
Omniab, Inc. (NASDAQ Exchange)(2) *	3,016	—
Pacific Biosciences of California, Inc.*	120,086	142
Quanterix Corp.*	15,541	101
Quantum-Si, Inc.*	59,589	71
Standard BioTools, Inc.*	141,243	153
		2,571
Machinery – 3.9%
374Water, Inc.*	9,988	3
3D Systems Corp.*	59,329	126
Alamo Group, Inc.	4,667	832
Albany International Corp., Class A	14,324	989
Astec Industries, Inc.	10,455	360
Atmus Filtration Technologies, Inc.	38,648	1,420
Blue Bird Corp.*	14,566	471
Chart Industries, Inc.*	19,690	2,842
Columbus McKinnon Corp.	13,418	227
Commercial Vehicle Group, Inc.*	10,928	13
Douglas Dynamics, Inc.	10,124	235
Eastern (The) Co.	2,394	61
Energy Recovery, Inc.*	26,092	415
Enerpac Tool Group Corp.	24,969	1,120
Enpro, Inc.	9,679	1,566
ESCO Technologies, Inc.	11,927	1,898
Federal Signal Corp.	27,522	2,024
Franklin Electric Co., Inc.	20,730	1,946
Gencor Industries, Inc.*	4,608	56
Gorman-Rupp (The) Co.	9,619	338
Graham Corp.*	4,748	137
Greenbrier (The) Cos., Inc.	13,961	715
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Machinery – 3.9%continued
Helios Technologies, Inc.	15,069	$484
Hillenbrand, Inc.	32,213	778
Hillman Solutions Corp.*	89,471	786
Hyster-Yale, Inc.	5,111	212
JBT Marel Corp.	21,569	2,636
Kadant, Inc.	5,402	1,820
Kennametal, Inc.	35,430	755
L.B. Foster Co., Class A*	4,141	81
Lindsay Corp.	5,008	634
Luxfer Holdings PLC	11,705	139
Manitowoc (The) Co., Inc.*	16,530	142
Mayville Engineering Co., Inc.*	6,392	86
Miller Industries, Inc.	4,941	209
Mueller Industries, Inc.	51,391	3,913
Mueller Water Products, Inc., Class A	71,440	1,816
NN, Inc.*	18,746	42
Omega Flex, Inc.	1,802	63
Park-Ohio Holdings Corp.	4,539	98
Proto Labs, Inc.*	11,102	389
REV Group, Inc.	23,732	750
Shyft Group (The), Inc.	16,242	131
SPX Technologies, Inc.*	20,620	2,655
Standex International Corp.	5,301	856
Taylor Devices, Inc.*	1,114	36
Tennant Co.	8,784	700
Terex Corp.	30,621	1,157
Titan International, Inc.*	23,879	200
Trinity Industries, Inc.	37,290	1,046
Twin Disc, Inc.	5,961	45
Wabash National Corp.	19,690	218
Watts Water Technologies, Inc., Class A	12,579	2,565
Worthington Enterprises, Inc.	14,281	715
		43,951
Marine Transportation – 0.3%
Costamare, Inc.	20,361	200
Genco Shipping & Trading Ltd.	19,864	266
Golden Ocean Group Ltd.	56,750	453
Himalaya Shipping Ltd.*	12,466	68
Matson, Inc.	15,033	1,927
Pangaea Logistics Solutions Ltd.	17,903	85
Safe Bulkers, Inc.	29,510	109
		3,108
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  163 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Media – 0.7%
Advantage Solutions, Inc.*	44,693	$68
AMC Networks, Inc., Class A*	13,683	94
Boston Omaha Corp., Class A*	10,829	158
Cable One, Inc.	2,563	681
Cardlytics, Inc.*	19,594	36
Clear Channel Outdoor Holdings, Inc.*	155,949	173
EchoStar Corp., Class A*	56,078	1,434
Emerald Holding, Inc.	8,599	34
Entravision Communications Corp., Class A	31,425	66
EW Scripps (The) Co., Class A*	28,462	84
Gambling.com Group Ltd.*	7,979	101
Gannett Co., Inc.*	63,018	182
Gray Media, Inc.	37,942	164
Ibotta, Inc., Class A*	7,007	296
iHeartMedia, Inc., Class A*	43,885	72
Integral Ad Science Holding Corp.*	32,749	264
John Wiley & Sons, Inc., Class A	17,905	798
Magnite, Inc.*	57,248	653
National CineMedia, Inc.*	33,098	193
PubMatic, Inc., Class A*	17,527	160
Scholastic Corp.	10,302	195
Sinclair, Inc.	15,116	241
Stagwell, Inc.*	41,521	251
TechTarget, Inc.*	12,619	187
TEGNA, Inc.	74,392	1,355
Thryv Holdings, Inc.*	17,941	230
Townsquare Media, Inc., Class A	5,183	42
WideOpenWest, Inc.*	24,406	121
		8,333
Metals & Mining – 1.6%
Alpha Metallurgical Resources, Inc.*	5,036	631
Caledonia Mining Corp. PLC	8,126	102
Carpenter Technology Corp.	22,123	4,008
Century Aluminum Co.*	23,888	443
Coeur Mining, Inc.*	285,891	1,692
Commercial Metals Co.	52,160	2,400
Compass Minerals International, Inc.*	15,229	142
Constellium S.E.*	60,029	606
Contango ORE, Inc.*	4,091	42
Critical Metals Corp.*	3,813	5
Dakota Gold Corp.*	29,933	79
Hecla Mining Co.	275,501	1,532
i-80 Gold Corp.*	136,177	79
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Metals & Mining – 1.6%continued
Ivanhoe Electric, Inc.*	39,471	$229
Kaiser Aluminum Corp.	7,433	451
Lifezone Metals Ltd.*	18,260	76
MAC Copper Ltd.*	25,360	242
Materion Corp.	9,373	765
Metallus, Inc.*	18,538	248
Novagold Resources, Inc.*	109,966	321
Olympic Steel, Inc.	4,750	150
Perpetua Resources Corp.*	19,962	213
Piedmont Lithium, Inc.*	7,334	46
Radius Recycling, Inc.	12,326	356
Ramaco Resources, Inc., Class A	12,772	105
Ramaco Resources, Inc., Class B	1,712	12
Ryerson Holding Corp.	12,653	291
SSR Mining, Inc.*	93,163	934
SunCoke Energy, Inc.	37,780	348
Tredegar Corp.*	12,348	95
Warrior Met Coal, Inc.	23,809	1,136
Worthington Steel, Inc.	14,687	372
		18,151
Mortgage Real Estate Investment Trusts – 1.0%
Advanced Flower Capital, Inc.	8,099	45
AG Mortgage Investment Trust, Inc.	13,532	99
Angel Oak Mortgage REIT, Inc.	4,753	45
Apollo Commercial Real Estate Finance, Inc.	64,303	615
Arbor Realty Trust, Inc.	83,992	987
Ares Commercial Real Estate Corp.	23,139	107
ARMOUR Residential REIT, Inc.	25,388	434
Blackstone Mortgage Trust, Inc., Class A	79,390	1,588
BrightSpire Capital, Inc.	58,162	323
Chicago Atlantic Real Estate Finance, Inc.	7,531	111
Chimera Investment Corp.	36,477	468
Claros Mortgage Trust, Inc.	37,922	141
Dynex Capital, Inc.	38,143	497
Ellington Financial, Inc.	40,926	543
Franklin BSP Realty Trust, Inc.	38,214	487
Granite Point Mortgage Trust, Inc.	20,192	52
Invesco Mortgage Capital, Inc.	28,869	228
KKR Real Estate Finance Trust, Inc.	27,602	298
Ladder Capital Corp.	51,528	588
MFA Financial, Inc.	46,369	476
See Notes to the Financial Statements.
EQUITY FUNDS 164 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Mortgage Real Estate Investment Trusts – 1.0%continued
New York Mortgage Trust, Inc.	40,664	$264
Nexpoint Real Estate Finance, Inc.	3,317	51
Orchid Island Capital, Inc.	36,951	278
PennyMac Mortgage Investment Trust	39,427	578
Ready Capital Corp.	72,864	371
Redwood Trust, Inc.	61,523	373
Seven Hills Realty Trust	5,889	73
Sunrise Realty Trust, Inc.	5,400	60
TPG RE Finance Trust, Inc.	26,576	217
Two Harbors Investment Corp.	47,177	630
		11,027
Multi-Utilities – 0.5%
Avista Corp.	36,575	1,531
Black Hills Corp.	33,124	2,009
Northwestern Energy Group, Inc.	28,427	1,645
TXNM Energy, Inc. - (Fractional Shares)(2)	50,000	—
Unitil Corp.	7,451	430
		5,615
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	76,326	340
City Office REIT, Inc.	17,807	92
COPT Defense Properties	51,435	1,403
Douglas Emmett, Inc.	74,158	1,186
Easterly Government Properties, Inc.	46,373	492
Franklin Street Properties Corp.	45,853	82
Hudson Pacific Properties, Inc.	65,130	192
JBG SMITH Properties	37,571	605
NET Lease Office Properties*	6,885	216
Orion Properties, Inc.	22,842	49
Paramount Group, Inc.	83,050	357
Peakstone Realty Trust	16,223	204
Piedmont Office Realty Trust, Inc., Class A	57,618	425
Postal Realty Trust, Inc., Class A	9,783	140
SL Green Realty Corp.	33,045	1,907
		7,690
Oil, Gas & Consumable Fuels – 3.0%
Aemetis, Inc.*	20,067	35
Amplify Energy Corp.*	19,727	74
Ardmore Shipping Corp.	18,600	182
Berry Corp.	33,165	106
BKV Corp.*	6,931	146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Oil, Gas & Consumable Fuels – 3.0%continued
California Resources Corp.	32,280	$1,419
Centrus Energy Corp., Class A*	6,553	408
Clean Energy Fuels Corp.*	74,469	115
CNX Resources Corp.*	67,210	2,116
Comstock Resources, Inc.*	42,553	866
Core Natural Resources, Inc.	24,044	1,854
Crescent Energy Co., Class A	76,723	862
CVR Energy, Inc.	15,370	298
Delek U.S. Holdings, Inc.	28,334	427
DHT Holdings, Inc.	61,349	644
Diversified Energy Co. PLC	22,094	299
Dorian LPG Ltd.	16,989	380
Empire Petroleum Corp.*	8,463	53
Encore Energy Corp.*	79,169	108
Energy Fuels, Inc.*	84,490	315
Evolution Petroleum Corp.	12,741	66
Excelerate Energy, Inc., Class A	7,743	222
FLEX LNG Ltd.	13,989	322
FutureFuel Corp.	11,928	46
Golar LNG Ltd.	45,527	1,730
Granite Ridge Resources, Inc.	25,300	154
Green Plains, Inc.*	27,953	136
Gulfport Energy Corp.*	5,866	1,080
Hallador Energy Co.*	12,190	150
HighPeak Energy, Inc.	7,226	91
Infinity Natural Resources, Inc., Class A*	6,220	117
International Seaways, Inc.	18,406	611
Kinetik Holdings, Inc.	17,438	906
Kosmos Energy Ltd.*	217,764	496
Magnolia Oil & Gas Corp., Class A	79,237	2,002
Murphy Oil Corp.	63,403	1,801
NACCO Industries, Inc., Class A	2,072	70
NextDecade Corp.*	53,839	419
Nordic American Tankers Ltd.	96,155	237
Northern Oil & Gas, Inc.	44,764	1,353
Par Pacific Holdings, Inc.*	25,438	363
PBF Energy, Inc., Class A	46,103	880
Peabody Energy Corp.	55,602	753
Prairie Operating Co.*	3,138	17
PrimeEnergy Resources Corp.*	325	74
REX American Resources Corp.*	7,263	273
Riley Exploration Permian, Inc.	5,445	159
Ring Energy, Inc.*	62,497	72
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  165 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Oil, Gas & Consumable Fuels – 3.0%continued
Sable Offshore Corp.*	23,310	$591
SandRidge Energy, Inc.	15,350	175
Scorpio Tankers, Inc.	20,296	763
SFL Corp. Ltd.	60,768	498
Sitio Royalties Corp., Class A	36,141	718
SM Energy Co.	52,310	1,567
Talos Energy, Inc.*	67,303	654
Teekay Corp. Ltd.	26,235	172
Teekay Tankers Ltd., Class A	11,190	428
Uranium Energy Corp.*	190,293	910
Ur-Energy, Inc.*	154,277	104
VAALCO Energy, Inc.	46,120	173
Verde Clean Fuels, Inc.*	1,920	6
Vital Energy, Inc.*	13,439	285
Vitesse Energy, Inc.	12,131	298
W&T Offshore, Inc.	49,496	77
World Kinect Corp.	26,208	743
		33,469
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,173	182
Sylvamo Corp.	15,975	1,071
		1,253
Passenger Airlines – 0.4%
Allegiant Travel Co.	6,991	361
Blade Air Mobility, Inc.*	26,749	73
Frontier Group Holdings, Inc.*	19,392	84
JetBlue Airways Corp.*	143,292	691
Joby Aviation, Inc.*	197,347	1,188
SkyWest, Inc.*	18,214	1,591
Sun Country Airlines Holdings, Inc.*	17,609	217
Wheels Up Experience, Inc.*	47,307	48
		4,253
Personal Care Products – 0.3%
Beauty Health (The) Co.*	28,963	39
Edgewell Personal Care Co.	21,812	681
Herbalife Ltd.*	45,464	392
Honest (The) Co., Inc.*	39,284	185
Interparfums, Inc.	8,403	957
Medifast, Inc.*	5,429	73
Nature's Sunshine Products, Inc.*	6,344	79
Nu Skin Enterprises, Inc., Class A	21,933	159
Olaplex Holdings, Inc.*	58,493	74
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Personal Care Products – 0.3%continued
USANA Health Sciences, Inc.*	5,484	$148
Waldencast PLC, Class A*	9,252	28
		2,815
Pharmaceuticals – 1.9%
Alto Neuroscience, Inc.*	7,354	16
Alumis, Inc.*	11,559	71
Amneal Pharmaceuticals, Inc.*	72,267	606
Amphastar Pharmaceuticals, Inc.*	17,132	497
ANI Pharmaceuticals, Inc.*	8,517	570
Aquestive Therapeutics, Inc.*	34,581	100
Arvinas, Inc.*	30,283	213
Atea Pharmaceuticals, Inc.*	33,258	99
Avadel Pharmaceuticals PLC*	42,537	333
Axsome Therapeutics, Inc.*	16,926	1,974
BioAge Labs, Inc.*	4,023	15
Biote Corp., Class A*	10,731	36
Cassava Sciences, Inc.*	21,170	32
Collegium Pharmaceutical, Inc.*	14,956	446
Contineum Therapeutics, Inc., Class A*	3,899	27
Corcept Therapeutics, Inc.*	37,240	4,254
CorMedix, Inc.*	28,456	175
Edgewise Therapeutics, Inc.*	34,062	749
Enliven Therapeutics, Inc.*	17,126	337
Esperion Therapeutics, Inc.*	90,862	131
Evolus, Inc.*	26,179	315
EyePoint Pharmaceuticals, Inc.*	28,901	157
Fulcrum Therapeutics, Inc.*	22,410	65
Harmony Biosciences Holdings, Inc.*	17,698	587
Harrow, Inc.*	13,771	366
Innoviva, Inc.*	25,008	453
LENZ Therapeutics, Inc.*	5,498	141
Ligand Pharmaceuticals, Inc.*	8,285	871
Liquidia Corp.*	28,748	424
Lyra Therapeutics, Inc.*	65,440	8
Maze Therapeutics, Inc.*	4,622	51
MBX Biosciences, Inc.*	5,297	39
MediWound Ltd.*	4,649	72
Mind Medicine MindMed, Inc.*	32,698	191
Nektar Therapeutics*	89,613	61
Neumora Therapeutics, Inc.*	38,637	39
Nuvation Bio, Inc.*	79,767	140
Ocular Therapeutix, Inc.*	73,480	539
Omeros Corp.*	24,914	205
Pacira BioSciences, Inc.*	20,756	516
See Notes to the Financial Statements.
EQUITY FUNDS 166 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Pharmaceuticals – 1.9%continued
Phathom Pharmaceuticals, Inc.*	17,174	$108
Phibro Animal Health Corp., Class A	9,355	200
Pliant Therapeutics, Inc.*	26,693	36
Prestige Consumer Healthcare, Inc.*	22,785	1,959
Rapport Therapeutics, Inc.*	8,453	85
Scilex Holding Co.*	32,903	8
scPharmaceuticals, Inc.*	15,827	42
Septerna, Inc.*	7,480	43
SIGA Technologies, Inc.*	22,459	123
Supernus Pharmaceuticals, Inc.*	22,840	748
Tarsus Pharmaceuticals, Inc.*	17,228	885
Telomir Pharmaceuticals, Inc.*	10,456	34
Terns Pharmaceuticals, Inc.*	30,101	83
Theravance Biopharma, Inc.*	16,347	146
Third Harmonic Bio, Inc.*	12,008	42
Trevi Therapeutics, Inc.*	35,216	221
Ventyx Biosciences, Inc.*	28,505	33
Verrica Pharmaceuticals, Inc.*	29,626	13
Veru, Inc.*	73,795	36
WaVe Life Sciences Ltd.*	45,008	364
Xeris Biopharma Holdings, Inc.*	65,623	360
Zevra Therapeutics, Inc.*	23,767	178
		21,668
Professional Services – 2.3%
Alight, Inc., Class A	192,732	1,143
Asure Software, Inc.*	11,263	108
Barrett Business Services, Inc.	11,796	485
BlackSky Technology, Inc.*	11,718	91
CBIZ, Inc.*	21,909	1,662
Conduent, Inc.*	69,191	187
CRA International, Inc.	2,992	518
CSG Systems International, Inc.	13,386	809
DLH Holdings Corp.*	2,487	10
ExlService Holdings, Inc.*	72,310	3,414
Exponent, Inc.	23,123	1,874
First Advantage Corp.*	27,006	381
FiscalNote Holdings, Inc.*	40,754	33
Forrester Research, Inc.*	4,671	43
Franklin Covey Co.*	5,395	149
Heidrick & Struggles International, Inc.	9,354	401
HireQuest, Inc.	2,017	24
Huron Consulting Group, Inc.*	8,099	1,162
IBEX Holdings Ltd.*	4,193	102
ICF International, Inc.	8,558	727
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Professional Services – 2.3%continued
Innodata, Inc.*	12,558	$451
Insperity, Inc.	16,489	1,471
Kelly Services, Inc., Class A	13,871	183
Kforce, Inc.	8,512	416
Korn Ferry	23,667	1,605
Legalzoom.com, Inc.*	57,183	492
Maximus, Inc.	26,114	1,781
Mistras Group, Inc.*	8,949	95
NV5 Global, Inc.*	25,859	498
Planet Labs PBC*	102,677	347
Resolute Holdings Management, Inc.*	746	23
Resources Connection, Inc.	14,040	92
Spire Global, Inc.*	11,003	89
TriNet Group, Inc.	14,681	1,163
TrueBlue, Inc.*	13,295	71
TTEC Holdings, Inc.	9,261	30
Upwork, Inc.*	57,700	753
Verra Mobility Corp.*	75,330	1,696
Willdan Group, Inc.*	5,896	240
WNS Holdings Ltd.*	19,818	1,219
		26,038
Real Estate Management & Development – 0.6%
American Realty Investors, Inc.*	890	10
Anywhere Real Estate, Inc.*	43,232	144
Compass, Inc., Class A*	169,855	1,483
Cushman & Wakefield PLC*	105,194	1,075
eXp World Holdings, Inc.	36,929	361
Forestar Group, Inc.*	9,042	191
FRP Holdings, Inc.*	6,357	182
Kennedy-Wilson Holdings, Inc.	53,000	460
Marcus & Millichap, Inc.	10,580	364
Maui Land & Pineapple Co., Inc.*	3,865	68
Newmark Group, Inc., Class A	59,902	729
Offerpad Solutions, Inc.*	8,610	14
Opendoor Technologies, Inc.*	294,753	301
RE/MAX Holdings, Inc., Class A*	7,466	62
Real Brokerage (The), Inc.*	47,678	194
Redfin Corp.*	55,246	509
RMR Group (The), Inc., Class A	6,700	112
St. Joe (The) Co.	16,701	784
Star Holdings*	5,088	43
Stratus Properties, Inc.*	2,188	39
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  167 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Real Estate Management & Development – 0.6%continued
Tejon Ranch Co.*	10,033	$159
Transcontinental Realty Investors, Inc.*	552	15
		7,299
Residential Real Estate Investment Trusts – 0.5%
Apartment Investment and Management Co., Class A	64,203	565
BRT Apartments Corp.	5,380	91
Centerspace	7,706	499
Clipper Realty, Inc.	3,646	14
Elme Communities	40,807	710
Independence Realty Trust, Inc.	103,430	2,196
NexPoint Residential Trust, Inc.	10,094	399
UMH Properties, Inc.	33,569	628
Veris Residential, Inc.	36,463	617
		5,719
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	53,794	1,127
Alexander's, Inc.	1,016	213
CBL & Associates Properties, Inc.	10,287	273
Curbline Properties Corp.	43,789	1,059
FrontView REIT, Inc.	6,151	79
Getty Realty Corp.	22,931	715
InvenTrust Properties Corp.	35,824	1,052
Kite Realty Group Trust	99,390	2,223
Macerich (The) Co.	114,981	1,974
NETSTREIT Corp.	38,089	604
Phillips Edison & Co., Inc.	56,177	2,050
Saul Centers, Inc.	5,018	181
SITE Centers Corp.	21,270	273
Tanger, Inc.	49,762	1,682
Urban Edge Properties	57,804	1,098
Whitestone REIT	22,678	330
		14,933
Semiconductors & Semiconductor Equipment – 2.0%
ACM Research, Inc., Class A*	23,877	557
Aehr Test Systems*	12,263	89
Alpha & Omega Semiconductor Ltd.*	10,676	265
Ambarella, Inc.*	17,833	898
Axcelis Technologies, Inc.*	14,944	742
CEVA, Inc.*	10,933	280
Cohu, Inc.*	20,637	304
Credo Technology Group Holding Ltd.*	65,264	2,621
Diodes, Inc.*	20,945	904
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Semiconductors & Semiconductor Equipment – 2.0%continued
Everspin Technologies, Inc.*	7,899	$40
FormFactor, Inc.*	35,335	1,000
GCT Semiconductor Holding, Inc.*	7,038	12
Ichor Holdings Ltd.*	14,924	337
Impinj, Inc.*	10,536	956
indie Semiconductor, Inc., Class A*	77,054	157
Kulicke & Soffa Industries, Inc.	23,794	785
MaxLinear, Inc.*	36,119	392
Navitas Semiconductor Corp.*	61,819	127
NVE Corp.	2,212	141
PDF Solutions, Inc.*	14,609	279
Penguin Solutions, Inc.*	23,554	409
Photronics, Inc.*	28,616	594
Power Integrations, Inc.	25,865	1,306
QuickLogic Corp.*	6,366	32
Rambus, Inc.*	49,177	2,546
Rigetti Computing, Inc.*	87,473	693
Semtech Corp.*	34,131	1,174
Silicon Laboratories, Inc.*	14,737	1,659
SiTime Corp.*	8,497	1,299
SkyWater Technology, Inc.*	11,664	83
Synaptics, Inc.*	18,072	1,152
Ultra Clean Holdings, Inc.*	20,591	441
Veeco Instruments, Inc.*	25,833	519
		22,793
Software – 5.8%
8x8, Inc.*	60,179	120
A10 Networks, Inc.	32,690	534
ACI Worldwide, Inc.*	48,549	2,656
Adeia, Inc.	50,150	663
Agilysys, Inc.*	10,256	744
Airship AI Holdings, Inc.*	5,187	20
Alarm.com Holdings, Inc.*	21,747	1,210
Alkami Technology, Inc.*	28,108	738
Amplitude, Inc., Class A*	35,273	359
Appian Corp., Class A*	18,263	526
Arteris, Inc.*	14,132	98
Asana, Inc., Class A*	36,823	537
AudioEye, Inc.*	4,463	50
Aurora Innovation, Inc.*	441,234	2,967
AvePoint, Inc.*	58,679	847
Bit Digital, Inc.*	59,986	121
Blackbaud, Inc.*	17,965	1,115
BlackLine, Inc.*	26,927	1,304
See Notes to the Financial Statements.
EQUITY FUNDS 168 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Software – 5.8%continued
Blend Labs, Inc., Class A*	112,039	$375
Box, Inc., Class A*	64,434	1,988
Braze, Inc., Class A*	30,282	1,093
C3.ai, Inc., Class A*	51,929	1,093
Cerence, Inc.*	20,185	160
Cipher Mining, Inc.*	90,735	209
Cleanspark, Inc.*	127,594	857
Clear Secure, Inc., Class A	40,983	1,062
Clearwater Analytics Holdings, Inc., Class A*	86,129	2,308
Commvault Systems, Inc.*	20,081	3,168
Consensus Cloud Solutions, Inc.*	8,558	198
Core Scientific, Inc.*	81,089	587
CS Disco, Inc.*	11,840	48
Daily Journal Corp.*	647	257
Digimarc Corp.*	6,908	89
Digital Turbine, Inc.*	46,772	127
Domo, Inc., Class B*	15,110	117
D-Wave Quantum, Inc.*	84,502	642
E2open Parent Holdings, Inc.*	96,967	194
eGain Corp.*	8,040	39
Enfusion, Inc., Class A*	23,795	265
EverCommerce, Inc.*	10,381	105
Freshworks, Inc., Class A*	94,488	1,333
Hut 8 Corp.*	36,660	426
I3 Verticals, Inc., Class A*	10,467	258
Intapp, Inc.*	24,371	1,423
InterDigital, Inc.	11,644	2,407
Jamf Holding Corp.*	37,693	458
Kaltura, Inc.*	48,447	91
Life360, Inc.*	4,996	192
LiveRamp Holdings, Inc.*	29,247	765
Logility Supply Chain Solutions, Inc.	14,777	211
MARA Holdings, Inc.*	157,157	1,807
Meridianlink, Inc.*	14,663	272
Mitek Systems, Inc.*	19,783	163
N-able, Inc.*	32,373	230
NCR Voyix Corp.*	66,125	645
NextNav, Inc.*	37,314	454
Olo, Inc., Class A*	49,865	301
ON24, Inc.*	12,603	66
OneSpan, Inc.	17,807	272
Ooma, Inc.*	11,424	150
Pagaya Technologies Ltd., Class A*	17,144	180
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Software – 5.8%continued
PagerDuty, Inc.*	39,464	$721
Porch Group, Inc.*	37,349	272
Progress Software Corp.	19,907	1,025
PROS Holdings, Inc.*	20,667	393
Q2 Holdings, Inc.*	27,016	2,162
Qualys, Inc.*	16,994	2,140
Rapid7, Inc.*	29,082	771
Red Violet, Inc.	5,170	194
Rekor Systems, Inc.*	27,289	24
ReposiTrak, Inc.	5,445	110
Rimini Street, Inc.*	24,313	85
Riot Platforms, Inc.*	143,664	1,023
Roadzen, Inc.*	22,626	24
Sapiens International Corp. N.V.	13,882	376
SEMrush Holdings, Inc., Class A*	17,594	164
Silvaco Group, Inc.*	4,349	20
SolarWinds Corp.	25,716	474
SoundHound AI, Inc., Class A*	149,365	1,213
SoundThinking, Inc.*	4,098	69
Sprinklr, Inc., Class A*	52,784	441
Sprout Social, Inc., Class A*	22,699	499
SPS Commerce, Inc.*	17,252	2,290
Telos Corp.*	27,821	66
Tenable Holdings, Inc.*	54,956	1,922
Terawulf, Inc.*	124,928	341
Varonis Systems, Inc.*	50,454	2,041
Verint Systems, Inc.*	27,748	495
Vertex, Inc., Class A*	25,524	894
Viant Technology, Inc., Class A*	6,379	79
Weave Communications, Inc.*	19,017	211
WM Technology, Inc.*	39,084	44
Workiva, Inc.*	23,541	1,787
Xperi, Inc.*	19,704	152
Yext, Inc.*	47,784	294
Zeta Global Holdings Corp., Class A*	81,578	1,106
		65,616
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.	19,574	218
Four Corners Property Trust, Inc.	44,540	1,278
Gladstone Land Corp.	16,070	169
Outfront Media, Inc.	65,905	1,064
PotlatchDeltic Corp.	36,242	1,635
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  169 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Specialized Real Estate Investment Trusts – 0.5%continued
Safehold, Inc.	23,411	$438
Uniti Group, Inc.	112,964	570
		5,372
Specialty Retail – 1.9%
1-800-Flowers.com, Inc., Class A*	12,870	76
Abercrombie & Fitch Co., Class A*	22,681	1,732
Academy Sports & Outdoors, Inc.	31,070	1,417
aka Brands Holding Corp.*	855	11
American Eagle Outfitters, Inc.	81,576	948
America's Car-Mart, Inc.*	3,498	159
Arhaus, Inc.*	22,775	198
Arko Corp.	35,277	139
Asbury Automotive Group, Inc.*	9,009	1,989
BARK, Inc.*	54,707	76
Beyond, Inc.*	19,596	114
Boot Barn Holdings, Inc.*	13,521	1,452
Buckle (The), Inc.	14,337	549
Build-A-Bear Workshop, Inc.	5,767	214
Caleres, Inc.	14,580	251
Camping World Holdings, Inc., Class A	26,159	423
Citi Trends, Inc.*	3,296	73
Designer Brands, Inc., Class A	13,856	51
Destination XL Group, Inc.*	26,439	39
EVgo, Inc.*	59,500	158
Foot Locker, Inc.*	38,719	546
Genesco, Inc.*	5,143	109
Group 1 Automotive, Inc.	6,011	2,296
GrowGeneration Corp.*	20,062	22
Haverty Furniture Cos., Inc.	7,055	139
J Jill, Inc.	3,178	62
Lands' End, Inc.*	5,794	59
Leslie's, Inc.*	77,104	57
MarineMax, Inc.*	10,385	223
Monro, Inc.	14,116	204
National Vision Holdings, Inc.*	35,202	450
ODP (The) Corp.*	13,006	186
OneWater Marine, Inc., Class A*	5,085	82
Petco Health & Wellness Co., Inc.*	41,931	128
RealReal (The), Inc.*	47,632	257
Revolve Group, Inc.*	17,303	372
RumbleON, Inc., Class B*	5,929	17
Sally Beauty Holdings, Inc.*	46,921	424
Shoe Carnival, Inc.	8,510	187
Signet Jewelers Ltd.	19,042	1,106
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Specialty Retail – 1.9%continued
Sleep Number Corp.*	10,908	$69
Sonic Automotive, Inc., Class A	6,792	387
Stitch Fix, Inc., Class A*	44,591	145
ThredUp, Inc., Class A*	38,913	94
Tile Shop Holdings, Inc.*	14,220	92
Tilly's, Inc., Class A*	9,593	21
Torrid Holdings, Inc.*	9,230	51
Upbound Group, Inc.	24,909	597
Urban Outfitters, Inc.*	28,948	1,517
Victoria's Secret & Co.*	36,259	674
Warby Parker, Inc., Class A*	40,299	735
Winmark Corp.	1,319	419
Zumiez, Inc.*	7,571	113
		21,909
Technology Hardware, Storage & Peripherals – 0.3%
CompoSecure, Inc., Class A	10,694	116
Corsair Gaming, Inc.*	19,850	176
CPI Card Group, Inc.*	2,237	65
Diebold Nixdorf, Inc.*	11,629	509
Eastman Kodak Co.*	26,738	169
Immersion Corp.	13,199	100
IonQ, Inc.*	93,600	2,066
Turtle Beach Corp.*	6,857	98
Xerox Holdings Corp.	52,223	252
		3,551
Textiles, Apparel & Luxury Goods – 0.5%
Figs, Inc., Class A*	58,133	267
G-III Apparel Group Ltd.*	18,192	498
Hanesbrands, Inc.*	161,081	929
Kontoor Brands, Inc.	25,168	1,614
Movado Group, Inc.	7,309	122
Oxford Industries, Inc.	6,697	393
Rocky Brands, Inc.	2,951	51
Steven Madden Ltd.	32,497	866
Superior Group of Cos., Inc.	5,216	57
Vera Bradley, Inc.*	13,782	31
Wolverine World Wide, Inc.	35,956	500
		5,328
Tobacco – 0.1%
Ispire Technology, Inc.*	6,653	18
Turning Point Brands, Inc.	7,969	474
Universal Corp.	11,159	625
		1,117
See Notes to the Financial Statements.
EQUITY FUNDS 170 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Trading Companies & Distributors – 2.5%
Alta Equipment Group, Inc.	11,099	$52
Applied Industrial Technologies, Inc.	17,628	3,972
Beacon Roofing Supply, Inc.*	28,522	3,528
BlueLinx Holdings, Inc.*	3,669	275
Boise Cascade Co.	17,581	1,724
Custom Truck One Source, Inc.*	21,288	90
Distribution Solutions Group, Inc.*	4,591	129
DNOW, Inc.*	48,845	834
DXP Enterprises, Inc.*	5,680	467
EVI Industries, Inc.	3,336	56
FTAI Aviation Ltd.	46,572	5,171
GATX Corp.	16,430	2,551
Global Industrial Co.	6,553	147
GMS, Inc.*	17,814	1,303
H&E Equipment Services, Inc.	14,866	1,409
Herc Holdings, Inc.	12,870	1,728
Hudson Technologies, Inc.*	19,266	119
Karat Packaging, Inc.	3,376	90
McGrath RentCorp	11,209	1,249
MRC Global, Inc.*	39,246	450
Rush Enterprises, Inc., Class A	28,058	1,499
Rush Enterprises, Inc., Class B	4,068	230
Titan Machinery, Inc.*	10,084	172
Transcat, Inc.*	4,241	316
Willis Lease Finance Corp.	1,346	213
Xometry, Inc., Class A*	20,391	508
		28,282
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.*	5,187	68
Water Utilities – 0.4%
American States Water Co.	17,466	1,374
Cadiz, Inc.*	21,335	63
California Water Service Group	27,363	1,326
Consolidated Water Co. Ltd.	7,141	175
Global Water Resources, Inc.	5,923	61
Middlesex Water Co.	7,995	512
Pure Cycle Corp.*	8,899	93
SJW Group	15,486	847
York Water (The) Co.	6,774	235
		4,686
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	29,483	254
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Wireless Telecommunication Services – 0.2%continued
Spok Holdings, Inc.	8,516	$140
Telephone and Data Systems, Inc.	45,429	1,760
		2,154
Total Common Stocks
(Cost $753,061)		1,102,896

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc. (Contingent Value Rights)(2) *	50,322	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(2) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(2) *	26,398	37
Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	5,175	—
		37
Pharmaceuticals – 0.0%
Inhibrx, Inc. (Contingent Value Rights)(2) *	15,255	—
Total Rights
(Cost $40)		37

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (2) *	1,200	—
Escrow Petrocorp, Inc. (2) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Exp. 6/27/29, Strike $0.00*	836	$2
Total Warrants
(Cost $—)		2

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	22,923,612	$22,924
Total Investment Companies
(Cost $22,924)		22,924
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  171 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.11%, 9/11/25(6) (7)	$2,090	$2,051
Total Short-Term Investments
(Cost $2,051)		2,051

Total Investments – 100.1%
(Cost $778,076)		1,127,910
Liabilities less Other Assets – (0.1%)		(1,080)
NET ASSETS – 100.0%		$1,126,830

(1)	Investment in affiliate.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security. At March 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	245	$24,832	Long	6/25	$(348)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,102,896	$—	$—	$1,102,896
Rights(1)	—	—	37	37
Warrants	—	2	—	2
Investment Companies	22,924	—	—	22,924
Short-Term Investments	—	2,051	—	2,051
Total Investments	$1,125,820	$2,053	$37	$1,127,910
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(348)	$—	$—	$(348)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 172 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

SMALL CAP VALUE FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7%
Aerospace & Defense – 0.8%
Moog, Inc., Class A	38,548	$6,682
Automobile Components – 0.8%
Adient PLC*	83,357	1,072
American Axle & Manufacturing Holdings, Inc.*	10,273	42
Modine Manufacturing Co.*	32,757	2,514
Phinia, Inc.	8,734	371
Standard Motor Products, Inc.	86,332	2,152
		6,151
Automobiles – 0.0%
Winnebago Industries, Inc.	5,469	188
Banks – 19.5%
Amalgamated Financial Corp.	31,630	909
Atlantic Union Bankshares Corp.	91,048	2,835
Axos Financial, Inc.*	101,694	6,561
BancFirst Corp.	62,272	6,842
Bancorp (The), Inc.*	56,645	2,993
Bank of NT Butterfield & Son (The) Ltd.	55,978	2,179
Banner Corp.	39,161	2,497
Burke & Herbert Financial Services Corp.	6,610	371
Cadence Bank	132,504	4,023
Cathay General Bancorp	123,584	5,318
Central Pacific Financial Corp.	47,653	1,289
City Holding Co.	9,632	1,131
CNB Financial Corp.	20,607	458
Community Financial System, Inc.	72,010	4,094
Community Trust Bancorp, Inc.	87,063	4,384
Customers Bancorp, Inc.*	10,735	539
CVB Financial Corp.	131,071	2,420
Eastern Bankshares, Inc.	306,702	5,030
FB Financial Corp.	16,788	778
Financial Institutions, Inc.	38,893	971
First BanCorp	502,337	9,630
First Business Financial Services, Inc.	18,577	876
First Commonwealth Financial Corp.	167,627	2,605
First Financial Bancorp	132,437	3,308
First Financial Corp.	22,055	1,080
First Hawaiian, Inc.	11,424	279
Glacier Bancorp, Inc.	35,371	1,564
Hancock Whitney Corp.	87,832	4,607
Heritage Financial Corp.	43,274	1,053
Home BancShares, Inc.	238,790	6,751
Horizon Bancorp, Inc.	39,395	594
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Banks – 19.5%continued
Independent Bank Corp.	21,798	$671
International Bancshares Corp.	85,473	5,390
Lakeland Financial Corp.	83,725	4,977
Mercantile Bank Corp.	16,020	696
Metropolitan Bank Holding Corp.*	7,465	418
NBT Bancorp, Inc.	133,330	5,720
OFG Bancorp	78,276	3,133
Old Second Bancorp, Inc.	26,985	449
Park National Corp.	21,286	3,223
Preferred Bank	22,608	1,891
Renasant Corp.	57,746	1,959
S&T Bancorp, Inc.	3,497	130
Sandy Spring Bancorp, Inc.	59,132	1,653
Sierra Bancorp	73,043	2,036
Southern Missouri Bancorp, Inc.	9,314	485
SouthState Corp.	65,375	6,068
Stock Yards Bancorp, Inc.	12,521	865
Texas Capital Bancshares, Inc.*	35,409	2,645
TriCo Bancshares	79,916	3,194
Trustmark Corp.	99,659	3,437
UMB Financial Corp.	30,242	3,057
Univest Financial Corp.	43,081	1,222
WesBanco, Inc.	114,613	3,548
Westamerica BanCorp	42,049	2,129
WSFS Financial Corp.	110,445	5,729
		152,694
Beverages – 0.5%
Primo Brands Corp.	112,357	3,988
Biotechnology – 2.8%
4D Molecular Therapeutics, Inc.*	11,391	37
ADMA Biologics, Inc.*	63,295	1,256
Agios Pharmaceuticals, Inc.*	30,510	894
Annexon, Inc.*	153,840	297
Arcellx, Inc.*	4,305	282
Arcturus Therapeutics Holdings, Inc.*	11,189	118
Astria Therapeutics, Inc.*	10,271	55
Catalyst Pharmaceuticals, Inc.*	174,747	4,238
Chimerix, Inc.*	305,016	2,596
Cogent Biosciences, Inc.*	7,847	47
Crinetics Pharmaceuticals, Inc.*	19,597	657
Cullinan Therapeutics, Inc.*	10,781	82
Cytokinetics, Inc.*	45,279	1,820
Dianthus Therapeutics, Inc.*	35,713	648
Dynavax Technologies Corp.*	24,179	314
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  173 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Biotechnology – 2.8%continued
Dyne Therapeutics, Inc.*	5,147	$54
Entrada Therapeutics, Inc.*	56,337	509
Geron Corp.*	41,458	66
iTeos Therapeutics, Inc.*	3,417	20
Janux Therapeutics, Inc.*	13,871	374
KalVista Pharmaceuticals, Inc.*	14,394	166
Kiniksa Pharmaceuticals International PLC*	10,696	238
MannKind Corp.*	50,937	256
MiMedx Group, Inc.*	27,610	210
Myriad Genetics, Inc.*	70,004	621
Novavax, Inc.*	26,264	168
Nurix Therapeutics, Inc.*	15,731	187
Nuvalent, Inc., Class A*	17,037	1,208
PDL BioPharma, Inc.(1) *	1,029,654	597
Protagonist Therapeutics, Inc.*	10,971	531
Rhythm Pharmaceuticals, Inc.*	6,065	321
Rocket Pharmaceuticals, Inc.*	7,379	49
Twist Bioscience Corp.*	29,840	1,172
Tyra Biosciences, Inc.*	14,111	131
Veracyte, Inc.*	55,291	1,639
Y-mAbs Therapeutics, Inc.*	8,477	38
		21,896
Building Products – 1.0%
American Woodmark Corp.*	4,488	264
Apogee Enterprises, Inc.	4,131	191
Insteel Industries, Inc.	3,638	96
Masterbrand, Inc.*	23,711	310
Quanex Building Products Corp.	6,192	115
Resideo Technologies, Inc.*	27,326	484
UFP Industries, Inc.	57,279	6,131
		7,591
Capital Markets – 0.3%
Acadian Asset Management, Inc.	3,715	96
BGC Group, Inc., Class A	30,358	278
DigitalBridge Group, Inc.	32,474	286
Donnelley Financial Solutions, Inc.*	33,481	1,464
		2,124
Chemicals – 1.9%
AdvanSix, Inc.	2,471	56
Ecovyst, Inc.*	21,886	136
H.B. Fuller Co.	25,668	1,440
Innospec, Inc.	33,124	3,139
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Chemicals – 1.9%continued
Koppers Holdings, Inc.	3,894	$109
Minerals Technologies, Inc.	88,065	5,598
Sensient Technologies Corp.	59,858	4,455
		14,933
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	92,763	4,393
BrightView Holdings, Inc.*	17,659	227
CoreCivic, Inc.*	21,251	431
Ennis, Inc.	51,480	1,034
GEO Group (The), Inc.*	33,966	992
Healthcare Services Group, Inc.*	13,813	139
Interface, Inc.	10,868	216
NL Industries, Inc.	26,197	207
Steelcase, Inc., Class A	17,553	193
UniFirst Corp.	30,161	5,248
		13,080
Communications Equipment – 0.3%
Digi International, Inc.*	86,508	2,407
Construction & Engineering – 1.3%
Arcosa, Inc.	73,526	5,670
Granite Construction, Inc.	3,922	296
Great Lakes Dredge & Dock Corp.*	12,535	109
Primoris Services Corp.	10,033	576
Sterling Infrastructure, Inc.*	27,942	3,163
		9,814
Consumer Finance – 2.2%
Enova International, Inc.*	70,309	6,789
Navient Corp.	174,000	2,197
Nelnet, Inc., Class A	49,516	5,493
PROG Holdings, Inc.	28,370	755
Regional Management Corp.	11,029	332
World Acceptance Corp.*	13,495	1,708
		17,274
Consumer Staples Distribution & Retail – 1.3%
Andersons (The), Inc.	169,417	7,273
Ingles Markets, Inc., Class A	31,422	2,047
Natural Grocers by Vitamin Cottage, Inc.	4,263	171
PriceSmart, Inc.	5,645	496
SpartanNash Co.	6,476	131
		10,118
See Notes to the Financial Statements.
EQUITY FUNDS 174 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Containers & Packaging – 0.0%
Myers Industries, Inc.	6,890	$82
Diversified Consumer Services – 0.3%
Adtalem Global Education, Inc.*	7,331	738
Graham Holdings Co., Class B	669	643
Perdoceo Education Corp.	12,287	309
Strategic Education, Inc.	4,521	380
		2,070
Diversified Real Estate Investment Trusts – 1.9%
Alexander & Baldwin, Inc.	13,567	234
American Assets Trust, Inc.	99,857	2,011
Broadstone Net Lease, Inc.	124,091	2,114
Empire State Realty Trust, Inc., Class A	268,739	2,102
Essential Properties Realty Trust, Inc.	176,415	5,758
One Liberty Properties, Inc.	92,572	2,432
		14,651
Diversified Telecommunication Services – 0.5%
Bandwidth, Inc., Class A*	7,826	103
IDT Corp., Class B	6,593	338
Iridium Communications, Inc.	102,495	2,800
Liberty Latin America Ltd., Class C*	168,725	1,048
		4,289
Electric Utilities – 1.1%
Otter Tail Corp.	43,949	3,532
Portland General Electric Co.	114,361	5,101
		8,633
Electrical Equipment – 0.8%
EnerSys	53,680	4,916
Preformed Line Products Co.	7,202	1,009
Thermon Group Holdings, Inc.*	9,341	260
		6,185
Electronic Equipment, Instruments & Components – 3.0%
Avnet, Inc.	4,576	220
Bel Fuse, Inc., Class B	1,964	147
Belden, Inc.	7,797	782
Benchmark Electronics, Inc.	6,674	254
Daktronics, Inc.*	8,640	105
ePlus, Inc.*	4,983	304
Itron, Inc.*	10,819	1,134
Kimball Electronics, Inc.*	27,078	446
Knowles Corp.*	16,665	253
Mirion Technologies, Inc.*	41,182	597
PC Connection, Inc.	99,701	6,223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Electronic Equipment, Instruments & Components – 3.0%continued
Rogers Corp.*	3,483	$235
Sanmina Corp.*	113,833	8,672
ScanSource, Inc.*	4,707	160
TTM Technologies, Inc.*	19,126	392
Vishay Intertechnology, Inc.	242,476	3,855
		23,779
Energy Equipment & Services – 1.2%
Archrock, Inc.	136,719	3,588
Helmerich & Payne, Inc.	81,201	2,121
Liberty Energy, Inc.	61,382	972
NPK International, Inc.*	257,542	1,496
RPC, Inc.	74,792	411
Solaris Energy Infrastructure, Inc.	40,795	888
		9,476
Entertainment – 0.1%
Cinemark Holdings, Inc.	22,295	555
Reservoir Media, Inc.*	12,140	93
		648
Financial Services – 3.7%
Enact Holdings, Inc.	8,026	279
Essent Group Ltd.	69,945	4,037
HA Sustainable Infrastructure Capital, Inc.	81,693	2,389
Jackson Financial, Inc., Class A	57,747	4,838
Merchants Bancorp	3,877	144
Mr Cooper Group, Inc.*	86,086	10,296
Pagseguro Digital Ltd., Class A*	18,758	143
Radian Group, Inc.	213,316	7,054
		29,180
Food Products – 0.2%
Adecoagro S.A.	45,793	511
Mission Produce, Inc.*	13,265	139
Seneca Foods Corp., Class A*	6,836	609
		1,259
Gas Utilities – 0.9%
Southwest Gas Holdings, Inc.	21,266	1,527
Spire, Inc.	73,133	5,723
		7,250
Ground Transportation – 0.7%
ArcBest Corp.	70,937	5,007
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  175 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Ground Transportation – 0.7%continued
Ryder System, Inc.	2,223	$319
Universal Logistics Holdings, Inc.	7,282	191
		5,517
Health Care Equipment & Supplies – 1.0%
Artivion, Inc.*	12,064	296
Avanos Medical, Inc.*	17,909	257
Embecta Corp.	10,769	137
ICU Medical, Inc.*	16,342	2,269
Inmode Ltd.*	15,828	281
Integer Holdings Corp.*	6,234	736
Integra LifeSciences Holdings Corp.*	14,623	322
LivaNova PLC*	10,621	417
Neogen Corp.*	280,213	2,429
Varex Imaging Corp.*	45,267	525
Zimvie, Inc.*	46,072	498
		8,167
Health Care Providers & Services – 2.8%
AdaptHealth Corp.*	37,596	408
Addus HomeCare Corp.*	2,994	296
ATI Physical Therapy, Inc.(2) *	1	—
Brookdale Senior Living, Inc.*	79,287	496
Castle Biosciences, Inc.*	10,423	209
Community Health Systems, Inc.*	44,667	121
Concentra Group Holdings Parent, Inc.	25,744	559
Cross Country Healthcare, Inc.*	37,762	562
Fulgent Genetics, Inc.*	2,409	41
Innovage Holding Corp.*	132,189	394
LifeStance Health Group, Inc.*	106,495	709
National HealthCare Corp.	43,900	4,074
NeoGenomics, Inc.*	149,361	1,417
OPKO Health, Inc.*	256,189	425
Option Care Health, Inc.*	128,220	4,481
Owens & Minor, Inc.*	83,911	758
Patterson Cos., Inc.	178,771	5,585
Select Medical Holdings Corp.	31,902	533
Surgery Partners, Inc.*	44,900	1,066
		22,134
Health Care Real Estate Investment Trusts – 1.5%
CareTrust REIT, Inc.	127,186	3,635
National Health Investors, Inc.	68,603	5,067
Sabra Health Care REIT, Inc.	159,798	2,792
		11,494
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Health Care Technology – 0.2%
Evolent Health, Inc., Class A*	65,049	$616
HealthStream, Inc.	5,663	182
Veradigm, Inc.*	260,628	1,137
		1,935
Hotel & Resort Real Estate Investment Trusts – 1.8%
Apple Hospitality REIT, Inc.	145,799	1,882
DiamondRock Hospitality Co.	330,091	2,548
RLJ Lodging Trust	120,615	952
Ryman Hospitality Properties, Inc.	41,905	3,832
Summit Hotel Properties, Inc.	61,427	332
Sunstone Hotel Investors, Inc.	359,013	3,378
Xenia Hotels & Resorts, Inc.	75,630	890
		13,814
Hotels, Restaurants & Leisure – 0.9%
BJ's Restaurants, Inc.*	4,348	149
Brinker International, Inc.*	15,950	2,377
International Game Technology PLC	137,567	2,237
Life Time Group Holdings, Inc.*	27,726	837
RCI Hospitality Holdings, Inc.	8,212	353
Red Rock Resorts, Inc., Class A	25,242	1,095
		7,048
Household Durables – 4.6%
Ethan Allen Interiors, Inc.	111,181	3,080
Green Brick Partners, Inc.*	8,487	495
Helen of Troy Ltd.*	2,875	154
Hooker Furnishings Corp.	58,187	584
Hovnanian Enterprises, Inc., Class A*	995	104
KB Home	121,022	7,034
La-Z-Boy, Inc.	8,003	313
M/I Homes, Inc.*	33,000	3,768
Meritage Homes Corp.	98,652	6,992
Taylor Morrison Home Corp.*	187,014	11,228
Tri Pointe Homes, Inc.*	77,266	2,466
		36,218
Independent Power & Renewable Electricity Producers – 0.2%
Ormat Technologies, Inc.	17,014	1,204
Industrial Real Estate Investment Trusts – 1.1%
Innovative Industrial Properties, Inc.	41,003	2,218
LXP Industrial Trust	164,290	1,421
Plymouth Industrial REIT, Inc.	8,488	138
Terreno Realty Corp.	82,480	5,215
		8,992
See Notes to the Financial Statements.
EQUITY FUNDS 176 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Insurance – 3.9%
Axis Capital Holdings Ltd.	4,330	$434
CNO Financial Group, Inc.	282,962	11,785
Employers Holdings, Inc.	166,766	8,445
Genworth Financial, Inc.*	405,964	2,878
Selective Insurance Group, Inc.	54,726	5,010
Stewart Information Services Corp.	23,768	1,696
		30,248
Interactive Media & Services – 0.3%
Cars.com, Inc.*	55,208	622
Vimeo, Inc.*	29,904	157
Ziff Davis, Inc.*	42,329	1,591
		2,370
IT Services – 0.3%
ASGN, Inc.*	30,904	1,947
Grid Dynamics Holdings, Inc.*	14,313	224
Hackett Group (The), Inc.	5,165	151
		2,322
Leisure Products – 0.0%
Smith & Wesson Brands, Inc.	8,514	79
Life Sciences Tools & Services – 0.0%
BioLife Solutions, Inc.*	4,646	106
Harvard Bioscience, Inc.*	36,090	20
Nautilus Biotechnology, Inc.*	41,402	36
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Standard BioTools, Inc.*	87,884	95
		257
Machinery – 2.0%
Alamo Group, Inc.	16,991	3,028
Chart Industries, Inc.*	15,270	2,204
Enpro, Inc.	6,516	1,054
Gates Industrial Corp. PLC*	13,449	248
Greenbrier (The) Cos., Inc.	5,817	298
Kennametal, Inc.	22,051	470
Miller Industries, Inc.	2,145	91
Mueller Industries, Inc.	27,067	2,061
REV Group, Inc.	9,711	307
Standex International Corp.	25,005	4,035
Terex Corp.	18,587	702
Trinity Industries, Inc.	15,314	430
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Machinery – 2.0%continued
Wabash National Corp.	12,767	$141
Worthington Enterprises, Inc.	13,810	692
		15,761
Marine Transportation – 0.9%
Golden Ocean Group Ltd.	55,396	442
Kirby Corp.*	2,982	301
Matson, Inc.	43,266	5,545
Safe Bulkers, Inc.	99,776	368
Star Bulk Carriers Corp.	9,228	144
		6,800
Media – 1.9%
Cable One, Inc.	5,693	1,513
PubMatic, Inc., Class A*	3,954	36
Scholastic Corp.	84,688	1,599
Sinclair, Inc.	3,637	58
Stagwell, Inc.*	115,714	700
TEGNA, Inc.	594,120	10,825
Thryv Holdings, Inc.*	3,194	41
		14,772
Metals & Mining – 1.8%
Alpha Metallurgical Resources, Inc.*	3,782	474
Carpenter Technology Corp.	4,351	788
Commercial Metals Co.	178,568	8,216
Ferroglobe PLC	51,956	193
Kaiser Aluminum Corp.	2,973	180
McEwen Mining, Inc.*	9,523	72
Metallus, Inc.*	35,579	475
Ramaco Resources, Inc., Class A	8,279	68
Ramaco Resources, Inc., Class B	257	2
Ryerson Holding Corp.	33,215	763
Warrior Met Coal, Inc.	61,172	2,919
Worthington Steel, Inc.	4,458	113
		14,263
Mortgage Real Estate Investment Trusts – 0.8%
Arbor Realty Trust, Inc.	246,027	2,891
Ellington Financial, Inc.	126,501	1,677
PennyMac Mortgage Investment Trust	115,374	1,690
		6,258
Multi-Utilities – 1.8%
Avista Corp.	113,602	4,757
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  177 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Multi-Utilities – 1.8%continued
Black Hills Corp.	78,733	$4,775
Northwestern Energy Group, Inc.	83,330	4,822
		14,354
Office Real Estate Investment Trusts – 0.4%
Easterly Government Properties, Inc.	17,807	189
Equity Commonwealth*	162,217	261
Highwoods Properties, Inc.	19,774	586
SL Green Realty Corp.	41,718	2,407
		3,443
Oil, Gas & Consumable Fuels – 5.3%
Amplify Energy Corp.*	23,087	86
Ardmore Shipping Corp.	15,145	148
California Resources Corp.	95,388	4,194
Civitas Resources, Inc.	43,264	1,509
CNX Resources Corp.*	193,362	6,087
Core Natural Resources, Inc.	19,582	1,510
DHT Holdings, Inc.	443,727	4,659
Dorian LPG Ltd.	15,709	351
Kinetik Holdings, Inc.	12,798	665
Matador Resources Co.	106,648	5,449
Murphy Oil Corp.	131,456	3,733
Nordic American Tankers Ltd.	19,343	48
Northern Oil & Gas, Inc.	23,973	725
Peabody Energy Corp.	250,249	3,391
REX American Resources Corp.*	25,769	968
Riley Exploration Permian, Inc.	22,319	651
Scorpio Tankers, Inc.	54,256	2,039
SM Energy Co.	78,626	2,355
Teekay Corp. Ltd.	33,662	221
Teekay Tankers Ltd., Class A	60,024	2,297
Uranium Energy Corp.*	97,922	468
		41,554
Passenger Airlines – 0.1%
SkyWest, Inc.*	7,659	669
Personal Care Products – 0.1%
Edgewell Personal Care Co.	9,341	292
USANA Health Sciences, Inc.*	14,441	389
		681
Pharmaceuticals – 2.8%
Amneal Pharmaceuticals, Inc.*	138,798	1,163
Amphastar Pharmaceuticals, Inc.*	5,286	153
ANI Pharmaceuticals, Inc.*	7,035	471
Fulcrum Therapeutics, Inc.*	129,721	374
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Pharmaceuticals – 2.8%continued
Innoviva, Inc.*	11,988	$217
Intra-Cellular Therapies, Inc.*	37,135	4,899
Ligand Pharmaceuticals, Inc.*	17,806	1,872
Nuvation Bio, Inc.*	218,551	385
Pacira BioSciences, Inc.*	59,040	1,467
Phibro Animal Health Corp., Class A	6,228	133
Prestige Consumer Healthcare, Inc.*	102,074	8,775
Supernus Pharmaceuticals, Inc.*	62,159	2,036
Theravance Biopharma, Inc.*	12,508	112
Third Harmonic Bio, Inc.*	7,913	27
		22,084
Professional Services – 0.9%
Barrett Business Services, Inc.	68,340	2,812
Heidrick & Struggles International, Inc.	3,764	161
Korn Ferry	57,698	3,914
		6,887
Real Estate Management & Development – 0.6%
Cushman & Wakefield PLC*	301,621	3,083
Forestar Group, Inc.*	9,465	200
Newmark Group, Inc., Class A	116,326	1,416
RMR Group (The), Inc., Class A	20,677	344
		5,043
Residential Real Estate Investment Trusts – 0.3%
NexPoint Residential Trust, Inc.	4,801	190
Veris Residential, Inc.	128,246	2,170
		2,360
Retail Real Estate Investment Trusts – 1.6%
Curbline Properties Corp.	135,184	3,270
Getty Realty Corp.	62,112	1,937
Macerich (The) Co.	40,399	693
Phillips Edison & Co., Inc.	76,928	2,807
SITE Centers Corp.	67,594	868
Urban Edge Properties	125,730	2,389
Whitestone REIT	49,942	728
		12,692
Semiconductors & Semiconductor Equipment – 1.6%
ACM Research, Inc., Class A*	10,659	249
Diodes, Inc.*	46,435	2,005
Onto Innovation, Inc.*	35,820	4,346
Photronics, Inc.*	274,097	5,690
		12,290
See Notes to the Financial Statements.
EQUITY FUNDS 178 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Software – 0.8%
ACI Worldwide, Inc.*	20,336	$1,113
Commvault Systems, Inc.*	10,417	1,643
LiveRamp Holdings, Inc.*	12,379	324
Magic Software Enterprises Ltd.	9,183	119
MARA Holdings, Inc.*	104,057	1,197
SolarWinds Corp.	95,849	1,766
		6,162
Specialized Real Estate Investment Trusts – 0.7%
Farmland Partners, Inc.	36,161	403
Four Corners Property Trust, Inc.	69,645	1,999
PotlatchDeltic Corp.	72,609	3,276
		5,678
Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A*	2,628	201
American Eagle Outfitters, Inc.	53,759	625
Asbury Automotive Group, Inc.*	3,849	850
Buckle (The), Inc.	44,301	1,698
Caleres, Inc.	6,640	114
Foot Locker, Inc.*	8,370	118
Genesco, Inc.*	4,793	102
Guess?, Inc.	25,382	281
Lands' End, Inc.*	29,439	300
Monro, Inc.	5,594	81
ODP (The) Corp.*	120,837	1,731
Sally Beauty Holdings, Inc.*	19,619	177
Shoe Carnival, Inc.	102,040	2,244
Signet Jewelers Ltd.	12,366	718
Sonic Automotive, Inc., Class A	74,373	4,236
Torrid Holdings, Inc.*	34,425	189
Urban Outfitters, Inc.*	17,357	909
		14,574
Technology Hardware, Storage & Peripherals – 0.4%
Diebold Nixdorf, Inc.*	54,773	2,395
Eastman Kodak Co.*	101,448	641
		3,036
Textiles, Apparel & Luxury Goods – 0.1%
Figs, Inc., Class A*	85,282	391
G-III Apparel Group Ltd.*	8,553	234
Rocky Brands, Inc.	6,094	106
		731
Trading Companies & Distributors – 2.8%
BlueLinx Holdings, Inc.*	4,757	357
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%continued
Trading Companies & Distributors – 2.8%continued
Boise Cascade Co.	16,550	$1,623
DNOW, Inc.*	29,794	509
DXP Enterprises, Inc.*	60,929	5,012
GATX Corp.	44,428	6,898
GMS, Inc.*	49,133	3,595
MRC Global, Inc.*	15,913	183
Rush Enterprises, Inc., Class A	68,676	3,668
		21,845
Water Utilities – 0.6%
California Water Service Group	75,255	3,647
Consolidated Water Co. Ltd.	32,677	800
		4,447
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	24,100	208
United States Cellular Corp.*	4,422	306
		514
Total Common Stocks
(Cost $477,492)		765,139

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	125
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		125

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$13
Total Warrants
(Cost $—)		13

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  179 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(3) (4)	14,658,205	$14,658
Total Investment Companies
(Cost $14,658)		14,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.11%, 9/11/25(5) (6)	$1,293	$1,269
Total Short-Term Investments
(Cost $1,269)		1,269

Total Investments – 99.8%
(Cost $493,419)		781,204
Other Assets less Liabilities – 0.2%		1,534
NET ASSETS – 100.0%		$782,738

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2025 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	130	$13,176	Long	6/25	$(114)
E-Mini S&P 500	10	2,827	Long	6/25	9
Total					$(105)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$21,299	$—	$597	$21,896
All Other Industries(1)	743,243	—	—	743,243
Total Common Stocks	764,542	—	597	765,139
Rights(1)	—	—	125	125
Warrants	13	—	—	13
Investment Companies	14,658	—	—	14,658
Short-Term Investments	—	1,269	—	1,269
Total Investments	$779,213	$1,269	$722	$781,204
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9
Liabilities
Futures Contracts	(114)	—	—	(114)
Total Other Financial Instruments	$(105)	$—	$—	$(105)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 180 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

STOCK INDEX FUND	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.*	21,972	$11,556
Boeing (The) Co.*	226,944	38,705
General Dynamics Corp.	76,846	20,947
General Electric Co.	324,570	64,963
Howmet Aerospace, Inc.	122,737	15,923
Huntington Ingalls Industries, Inc.	12,032	2,455
L3Harris Technologies, Inc.	57,113	11,954
Lockheed Martin Corp.	63,402	28,322
Northrop Grumman Corp.	41,209	21,100
RTX Corp.	402,901	53,368
Textron, Inc.	54,594	3,944
TransDigm Group, Inc.	16,981	23,490
		296,727
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	36,305	3,718
Expeditors International of Washington, Inc.	42,670	5,131
FedEx Corp.	67,139	16,367
United Parcel Service, Inc., Class B	221,387	24,350
		49,566
Automobile Components – 0.0%
Aptiv PLC*	68,653	4,085
Automobiles – 1.7%
Ford Motor Co.	1,180,701	11,843
General Motors Co.	301,582	14,183
Tesla, Inc.*	845,876	219,217
		245,243
Banks – 3.4%
Bank of America Corp.	2,002,078	83,547
Citigroup, Inc.	567,885	40,314
Citizens Financial Group, Inc.	133,159	5,456
Fifth Third Bancorp	203,543	7,979
Huntington Bancshares, Inc.	442,257	6,638
JPMorgan Chase & Co.	845,184	207,324
KeyCorp	303,751	4,857
M&T Bank Corp.	50,242	8,981
PNC Financial Services Group (The), Inc.	119,903	21,075
Regions Financial Corp.	276,713	6,013
Truist Financial Corp.	398,740	16,408
U.S. Bancorp	472,462	19,947
Wells Fargo & Co.	994,532	71,397
		499,936
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Beverages – 1.3%
Brown-Forman Corp., Class B	56,261	$1,909
Coca-Cola (The) Co.	1,170,703	83,846
Constellation Brands, Inc., Class A	46,724	8,575
Keurig Dr. Pepper, Inc.	362,100	12,391
Molson Coors Beverage Co., Class B	52,764	3,212
Monster Beverage Corp.*	212,368	12,428
PepsiCo, Inc.	414,765	62,190
		184,551
Biotechnology – 1.9%
AbbVie, Inc.	533,703	111,822
Amgen, Inc.	162,482	50,621
Biogen, Inc.*	44,537	6,094
Gilead Sciences, Inc.	377,020	42,245
Incyte Corp.*	49,261	2,983
Moderna, Inc.*	101,063	2,865
Regeneron Pharmaceuticals, Inc.	31,859	20,206
Vertex Pharmaceuticals, Inc.*	77,688	37,665
		274,501
Broadline Retail – 3.8%
Amazon.com, Inc.*	2,853,510	542,909
eBay, Inc.	145,418	9,849
		552,758
Building Products – 0.5%
A.O. Smith Corp.	35,050	2,291
Allegion PLC	26,608	3,471
Builders FirstSource, Inc.*	35,117	4,388
Carrier Global Corp.	244,689	15,513
Johnson Controls International PLC	200,027	16,024
Lennox International, Inc.	9,751	5,469
Masco Corp.	64,673	4,497
Trane Technologies PLC	67,862	22,864
		74,517
Capital Markets – 3.2%
Ameriprise Financial, Inc.	29,160	14,117
Bank of New York Mellon (The) Corp.	217,409	18,234
Blackrock, Inc.	44,042	41,685
Blackstone, Inc.	221,488	30,960
Cboe Global Markets, Inc.	31,704	7,174
Charles Schwab (The) Corp.	515,549	40,357
CME Group, Inc.	109,065	28,934
FactSet Research Systems, Inc.	11,591	5,270
Franklin Resources, Inc.	95,851	1,845
Goldman Sachs Group (The), Inc.	94,372	51,554
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  181 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Capital Markets – 3.2%continued
Intercontinental Exchange, Inc.	173,887	$29,995
Invesco Ltd.	138,202	2,097
KKR & Co., Inc.	204,384	23,629
MarketAxess Holdings, Inc.	11,196	2,422
Moody's Corp.	46,877	21,830
Morgan Stanley	374,312	43,671
MSCI, Inc.	23,517	13,299
Nasdaq, Inc.(1)	125,455	9,517
Northern Trust Corp.(1)	59,662	5,886
Raymond James Financial, Inc.	56,033	7,784
S&P Global, Inc.	95,283	48,413
State Street Corp.	87,667	7,849
T. Rowe Price Group, Inc.	67,742	6,223
		462,745
Chemicals – 1.3%
Air Products and Chemicals, Inc.	67,381	19,872
Albemarle Corp.	34,982	2,519
CF Industries Holdings, Inc.	53,154	4,154
Corteva, Inc.	207,880	13,082
Dow, Inc.	213,849	7,468
DuPont de Nemours, Inc.	126,896	9,477
Eastman Chemical Co.	35,277	3,108
Ecolab, Inc.	76,330	19,351
International Flavors & Fragrances, Inc.	77,802	6,038
Linde PLC	143,991	67,048
LyondellBasell Industries N.V., Class A	78,906	5,555
Mosaic (The) Co.	97,580	2,636
PPG Industries, Inc.	70,492	7,708
Sherwin-Williams (The) Co.	70,151	24,496
		192,512
Commercial Services & Supplies – 0.6%
Cintas Corp.	103,883	21,351
Copart, Inc.*	265,793	15,041
Republic Services, Inc.	61,528	14,900
Rollins, Inc.	85,705	4,631
Veralto Corp.	75,177	7,326
Waste Management, Inc.	110,570	25,598
		88,847
Communications Equipment – 0.9%
Arista Networks, Inc.*	312,693	24,227
Cisco Systems, Inc.	1,204,329	74,319
F5, Inc.*	17,586	4,683
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Communications Equipment – 0.9%continued
Juniper Networks, Inc.	101,256	$3,665
Motorola Solutions, Inc.	50,607	22,156
		129,050
Construction & Engineering – 0.1%
Quanta Services, Inc.	44,773	11,380
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	18,559	8,874
Vulcan Materials Co.	40,092	9,353
		18,227
Consumer Finance – 0.6%
American Express Co.	167,889	45,170
Capital One Financial Corp.	115,457	20,701
Discover Financial Services	76,125	12,995
Synchrony Financial	118,295	6,263
		85,129
Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	134,197	126,921
Dollar General Corp.	65,933	5,798
Dollar Tree, Inc.*	60,423	4,536
Kroger (The) Co.	201,838	13,662
Sysco Corp.	148,428	11,138
Target Corp.	138,887	14,494
Walgreens Boots Alliance, Inc.	212,895	2,378
Walmart, Inc.	1,311,483	115,135
		294,062
Containers & Packaging – 0.2%
Amcor PLC	441,140	4,279
Avery Dennison Corp.	24,521	4,364
Ball Corp.	91,017	4,739
International Paper Co.	160,169	8,545
Packaging Corp. of America	26,556	5,259
Smurfit WestRock PLC	148,460	6,690
		33,876
Distributors – 0.1%
Genuine Parts Co.	42,365	5,047
LKQ Corp.	79,583	3,386
Pool Corp.	11,633	3,703
		12,136
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	2,170,911	61,394
Verizon Communications, Inc.	1,273,173	57,751
		119,145
See Notes to the Financial Statements.
EQUITY FUNDS 182 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electric Utilities – 1.6%
Alliant Energy Corp.	78,227	$5,034
American Electric Power Co., Inc.	161,547	17,652
Constellation Energy Corp.	94,746	19,104
Duke Energy Corp.	234,869	28,647
Edison International	116,264	6,850
Entergy Corp.	130,107	11,123
Evergy, Inc.	70,143	4,836
Eversource Energy	111,541	6,928
Exelon Corp.	304,754	14,043
FirstEnergy Corp.	156,089	6,309
NextEra Energy, Inc.	622,068	44,098
NRG Energy, Inc.	61,672	5,887
PG&E Corp.	654,791	11,249
Pinnacle West Capital Corp.	34,823	3,317
PPL Corp.	224,356	8,102
Southern (The) Co.	331,600	30,491
Xcel Energy, Inc.	174,153	12,328
		235,998
Electrical Equipment – 0.7%
AMETEK, Inc.	70,148	12,075
Eaton Corp. PLC	119,580	32,506
Emerson Electric Co.	170,800	18,727
GE Vernova, Inc.	83,514	25,495
Generac Holdings, Inc.*	17,688	2,240
Hubbell, Inc.	16,347	5,409
Rockwell Automation, Inc.	34,338	8,872
		105,324
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	366,672	24,050
CDW Corp.	40,526	6,495
Corning, Inc.	233,885	10,707
Jabil, Inc.	33,420	4,547
Keysight Technologies, Inc.*	52,536	7,868
TE Connectivity PLC	90,458	12,783
Teledyne Technologies, Inc.*	14,170	7,053
Trimble, Inc.*	74,894	4,917
Zebra Technologies Corp., Class A*	15,680	4,431
		82,851
Energy Equipment & Services – 0.3%
Baker Hughes Co.	300,205	13,194
Halliburton Co.	264,068	6,699
Schlumberger N.V.	424,394	17,740
		37,633
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Entertainment – 1.5%
Electronic Arts, Inc.	71,976	$10,402
Live Nation Entertainment, Inc.*	47,750	6,235
Netflix, Inc.*	129,317	120,592
Take-Two Interactive Software, Inc.*	49,816	10,325
TKO Group Holdings, Inc.	20,419	3,120
Walt Disney (The) Co.	546,759	53,965
Warner Bros. Discovery, Inc.*	670,488	7,194
		211,833
Financial Services – 4.9%
Apollo Global Management, Inc.	135,398	18,541
Berkshire Hathaway, Inc., Class B*	554,011	295,055
Corpay, Inc.*	21,154	7,377
Fidelity National Information Services, Inc.	159,488	11,911
Fiserv, Inc.*	172,130	38,011
Global Payments, Inc.	75,281	7,372
Jack Henry & Associates, Inc.	22,274	4,067
Mastercard, Inc., Class A	246,198	134,946
PayPal Holdings, Inc.*	299,581	19,548
Visa, Inc., Class A	520,939	182,568
		719,396
Food Products – 0.7%
Archer-Daniels-Midland Co.	145,521	6,986
Bunge Global S.A.	39,761	3,039
Conagra Brands, Inc.	145,908	3,891
General Mills, Inc.	167,299	10,003
Hershey (The) Co.	44,903	7,680
Hormel Foods Corp.	89,376	2,765
J.M. Smucker (The) Co.	32,549	3,854
Kellanova	81,776	6,746
Kraft Heinz (The) Co.	265,047	8,065
Lamb Weston Holdings, Inc.	42,291	2,254
McCormick & Co., Inc. (Non Voting)	76,843	6,325
Mondelez International, Inc., Class A	391,578	26,569
The Campbell's Company	60,571	2,418
Tyson Foods, Inc., Class A	87,200	5,564
		96,159
Gas Utilities – 0.1%
Atmos Energy Corp.	48,104	7,436
Ground Transportation – 0.9%
CSX Corp.	583,221	17,164
JB Hunt Transport Services, Inc.	23,714	3,509
Norfolk Southern Corp.	68,534	16,232
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  183 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Ground Transportation – 0.9%continued
Old Dominion Freight Line, Inc.	57,044	$9,438
Uber Technologies, Inc.*	631,914	46,041
Union Pacific Corp.	182,801	43,185
		135,569
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	524,504	69,576
Align Technology, Inc.*	20,945	3,327
Baxter International, Inc.	155,553	5,325
Becton Dickinson & Co.	86,960	19,919
Boston Scientific Corp.*	445,834	44,976
Cooper (The) Cos., Inc.*	60,854	5,133
Dexcom, Inc.*	117,462	8,022
Edwards Lifesciences Corp.*	178,854	12,963
GE HealthCare Technologies, Inc.	138,723	11,196
Hologic, Inc.*	67,116	4,146
IDEXX Laboratories, Inc.*	24,849	10,435
Insulet Corp.*	21,364	5,610
Intuitive Surgical, Inc.*	107,873	53,426
Medtronic PLC	387,982	34,864
ResMed, Inc.	44,580	9,979
Solventum Corp.*	42,339	3,220
STERIS PLC	29,881	6,773
Stryker Corp.	103,899	38,676
Zimmer Biomet Holdings, Inc.	60,543	6,852
		354,418
Health Care Providers & Services – 2.4%
Cardinal Health, Inc.	73,331	10,103
Cencora, Inc.	52,320	14,550
Centene Corp.*	149,143	9,054
Cigna Group (The)	82,874	27,266
CVS Health Corp.	381,658	25,857
DaVita, Inc.*	13,586	2,078
Elevance Health, Inc.	70,187	30,529
HCA Healthcare, Inc.	54,167	18,717
Henry Schein, Inc.*	38,278	2,622
Humana, Inc.	36,619	9,689
Labcorp Holdings, Inc.	25,384	5,908
McKesson Corp.	37,939	25,533
Molina Healthcare, Inc.*	16,908	5,569
Quest Diagnostics, Inc.	33,795	5,718
UnitedHealth Group, Inc.	278,201	145,708
Universal Health Services, Inc., Class B	17,989	3,380
		342,281
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	46,994	$4,347
Healthpeak Properties, Inc.	213,520	4,317
Ventas, Inc.	132,739	9,127
Welltower, Inc.	184,404	28,253
		46,044
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	214,113	3,043
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	131,164	15,669
Booking Holdings, Inc.	10,012	46,124
Caesars Entertainment, Inc.*	62,648	1,566
Carnival Corp.*	314,503	6,142
Chipotle Mexican Grill, Inc.*	409,968	20,585
Darden Restaurants, Inc.	35,632	7,403
Domino's Pizza, Inc.	10,531	4,839
DoorDash, Inc., Class A*	102,758	18,781
Expedia Group, Inc.	37,533	6,309
Hilton Worldwide Holdings, Inc.	72,901	16,589
Las Vegas Sands Corp.	104,846	4,050
Marriott International, Inc., Class A	69,332	16,515
McDonald's Corp.	216,709	67,693
MGM Resorts International*	67,379	1,997
Norwegian Cruise Line Holdings Ltd.*	130,266	2,470
Royal Caribbean Cruises Ltd.	75,038	15,416
Starbucks Corp.	343,715	33,715
Wynn Resorts Ltd.	27,575	2,303
Yum! Brands, Inc.	84,611	13,314
		301,480
Household Durables – 0.3%
D.R. Horton, Inc.	86,046	10,939
Garmin Ltd.	46,634	10,126
Lennar Corp., Class A	69,413	7,967
Mohawk Industries, Inc.*	16,210	1,851
NVR, Inc.*	898	6,505
PulteGroup, Inc.	60,767	6,247
		43,635
Household Products – 1.2%
Church & Dwight Co., Inc.	74,735	8,227
Clorox (The) Co.	37,526	5,526
Colgate-Palmolive Co.	245,733	23,025
Kimberly-Clark Corp.	100,546	14,300
Procter & Gamble (The) Co.	708,886	120,808
		171,886
See Notes to the Financial Statements.
EQUITY FUNDS 184 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	218,215	$2,710
Vistra Corp.	103,165	12,116
		14,826
Industrial Conglomerates – 0.5%
3M Co.	164,353	24,137
Honeywell International, Inc.	196,714	41,654
		65,791
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	280,487	31,356
Insurance – 2.4%
Aflac, Inc.	149,984	16,677
Allstate (The) Corp.	80,295	16,627
American International Group, Inc.	179,822	15,634
Aon PLC, Class A	65,467	26,127
Arch Capital Group Ltd.	113,752	10,941
Arthur J. Gallagher & Co.	76,999	26,583
Assurant, Inc.	15,702	3,293
Brown & Brown, Inc.	72,083	8,967
Chubb Ltd.	112,764	34,054
Cincinnati Financial Corp.	47,561	7,026
Erie Indemnity Co., Class A	7,641	3,202
Everest Group Ltd.	13,108	4,762
Globe Life, Inc.	25,708	3,386
Hartford Insurance Group (The), Inc.	87,277	10,799
Loews Corp.	53,888	4,953
Marsh & McLennan Cos., Inc.	148,609	36,265
MetLife, Inc.	175,484	14,090
Principal Financial Group, Inc.	64,111	5,409
Progressive (The) Corp.	177,188	50,146
Prudential Financial, Inc.	107,374	11,991
Travelers (The) Cos., Inc.	68,684	18,164
W R Berkley Corp.	91,418	6,505
Willis Towers Watson PLC	30,291	10,237
		345,838
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A	1,763,037	272,636
Alphabet, Inc., Class C	1,428,920	223,240
Match Group, Inc.	74,489	2,324
Meta Platforms, Inc., Class A	662,522	381,851
		880,051
IT Services – 1.2%
Accenture PLC, Class A	189,157	59,025
Akamai Technologies, Inc.*	45,925	3,697
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
IT Services – 1.2%continued
Cognizant Technology Solutions Corp., Class A	150,018	$11,476
EPAM Systems, Inc.*	16,906	2,854
Gartner, Inc.*	23,311	9,785
GoDaddy, Inc., Class A*	42,916	7,731
International Business Machines Corp.	279,608	69,527
VeriSign, Inc.*	24,766	6,287
		170,382
Leisure Products – 0.0%
Hasbro, Inc.	40,348	2,481
Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	86,567	10,126
Bio-Techne Corp.	47,089	2,761
Charles River Laboratories International, Inc.*	15,210	2,289
Danaher Corp.	193,614	39,691
IQVIA Holdings, Inc.*	50,329	8,873
Mettler-Toledo International, Inc.*	6,356	7,506
Revvity, Inc.	37,162	3,932
Thermo Fisher Scientific, Inc.	115,677	57,561
Waters Corp.*	18,057	6,655
West Pharmaceutical Services, Inc.	21,702	4,859
		144,253
Machinery – 1.6%
Caterpillar, Inc.	144,562	47,677
Cummins, Inc.	41,681	13,065
Deere & Co.	76,629	35,966
Dover Corp.	41,709	7,327
Fortive Corp.	103,693	7,588
IDEX Corp.	23,118	4,184
Illinois Tool Works, Inc.	80,884	20,060
Ingersoll Rand, Inc.	122,281	9,786
Nordson Corp.	16,597	3,348
Otis Worldwide Corp.	120,255	12,410
PACCAR, Inc.	158,717	15,454
Parker-Hannifin Corp.	38,984	23,696
Pentair PLC	50,428	4,411
Snap-on, Inc.	15,964	5,380
Stanley Black & Decker, Inc.	47,120	3,623
Westinghouse Air Brake Technologies Corp.	51,869	9,407
Xylem, Inc.	73,776	8,813
		232,195
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  185 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Media – 0.5%
Charter Communications, Inc., Class A*	29,292	$10,795
Comcast Corp., Class A	1,140,992	42,102
Fox Corp., Class A	66,658	3,773
Fox Corp., Class B	40,759	2,148
Interpublic Group of (The) Cos., Inc.	114,200	3,102
News Corp., Class A	115,860	3,154
News Corp., Class B	35,164	1,068
Omnicom Group, Inc.	59,910	4,967
Paramount Global, Class B	183,499	2,195
		73,304
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	435,375	16,483
Newmont Corp.	344,949	16,654
Nucor Corp.	69,768	8,396
Steel Dynamics, Inc.	43,128	5,395
		46,928
Multi-Utilities – 0.7%
Ameren Corp.	81,997	8,233
CenterPoint Energy, Inc.	198,164	7,179
CMS Energy Corp.	90,885	6,826
Consolidated Edison, Inc.	105,102	11,623
Dominion Energy, Inc.	254,644	14,278
DTE Energy Co.	62,948	8,704
NiSource, Inc.	143,126	5,738
Public Service Enterprise Group, Inc.	151,092	12,435
Sempra	191,436	13,661
WEC Energy Group, Inc.	96,405	10,506
		99,183
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	44,608	2,997
Oil, Gas & Consumable Fuels – 3.4%
APA Corp.	109,662	2,305
Chevron Corp.	505,344	84,539
ConocoPhillips	385,146	40,448
Coterra Energy, Inc.	224,057	6,475
Devon Energy Corp.	195,367	7,307
Diamondback Energy, Inc.	56,752	9,074
EOG Resources, Inc.	170,328	21,843
EQT Corp.	181,142	9,678
Expand Energy Corp.	63,957	7,120
Exxon Mobil Corp.	1,315,883	156,498
Hess Corp.	83,808	13,387
Kinder Morgan, Inc.	585,764	16,712
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Oil, Gas & Consumable Fuels – 3.4%continued
Marathon Petroleum Corp.	95,793	$13,956
Occidental Petroleum Corp.	205,078	10,123
ONEOK, Inc.	187,939	18,647
Phillips 66	125,144	15,453
Targa Resources Corp.	66,122	13,255
Texas Pacific Land Corp.	5,726	7,587
Valero Energy Corp.	95,930	12,669
Williams (The) Cos., Inc.	369,128	22,059
		489,135
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	194,643	8,486
Southwest Airlines Co.	180,437	6,059
United Airlines Holdings, Inc.*	99,993	6,905
		21,450
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	70,135	4,629
Kenvue, Inc.	581,255	13,938
		18,567
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	613,991	37,447
Eli Lilly & Co.	238,170	196,707
Johnson & Johnson	727,859	120,708
Merck & Co., Inc.	764,927	68,660
Pfizer, Inc.	1,714,238	43,439
Viatris, Inc.	356,180	3,102
Zoetis, Inc.	135,588	22,325
		492,388
Professional Services – 0.7%
Automatic Data Processing, Inc.	123,105	37,612
Broadridge Financial Solutions, Inc.	35,547	8,619
Dayforce, Inc.*	47,296	2,759
Equifax, Inc.	37,657	9,172
Jacobs Solutions, Inc.	37,220	4,500
Leidos Holdings, Inc.	39,951	5,391
Paychex, Inc.	97,137	14,986
Paycom Software, Inc.	14,429	3,152
Verisk Analytics, Inc.	42,824	12,745
		98,936
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	89,668	11,727
CoStar Group, Inc.*	127,909	10,134
		21,861
See Notes to the Financial Statements.
EQUITY FUNDS 186 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	43,139	$9,259
Camden Property Trust	32,600	3,987
Equity Residential	103,895	7,437
Essex Property Trust, Inc.	19,566	5,998
Invitation Homes, Inc.	173,441	6,044
Mid-America Apartment Communities, Inc.	35,594	5,965
UDR, Inc.	91,982	4,155
		42,845
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	23,747	2,323
Kimco Realty Corp.	207,406	4,406
Realty Income Corp.	265,251	15,387
Regency Centers Corp.	49,933	3,683
Simon Property Group, Inc.	92,925	15,433
		41,232
Semiconductors & Semiconductor Equipment – 9.8%
Advanced Micro Devices, Inc.*	489,302	50,271
Analog Devices, Inc.	150,133	30,277
Applied Materials, Inc.	245,322	35,601
Broadcom, Inc.	1,416,776	237,211
Enphase Energy, Inc.*	39,331	2,441
First Solar, Inc.*	31,923	4,036
Intel Corp.	1,310,216	29,755
KLA Corp.	40,200	27,328
Lam Research Corp.	388,488	28,243
Microchip Technology, Inc.	163,328	7,907
Micron Technology, Inc.	337,134	29,294
Monolithic Power Systems, Inc.	14,522	8,422
NVIDIA Corp.	7,409,097	802,998
NXP Semiconductors N.V.	77,017	14,638
ON Semiconductor Corp.*	126,363	5,142
QUALCOMM, Inc.	334,516	51,385
Skyworks Solutions, Inc.	47,968	3,100
Teradyne, Inc.	48,732	4,025
Texas Instruments, Inc.	275,349	49,480
		1,421,554
Software – 9.7%
Adobe, Inc.*	131,443	50,412
ANSYS, Inc.*	26,561	8,408
Autodesk, Inc.*	65,055	17,031
Cadence Design Systems, Inc.*	83,054	21,123
Crowdstrike Holdings, Inc., Class A*	74,555	26,287
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Software – 9.7%continued
Fair Isaac Corp.*	7,397	$13,641
Fortinet, Inc.*	192,695	18,549
Gen Digital, Inc.	165,451	4,391
Intuit, Inc.	84,665	51,984
Microsoft Corp.	2,249,044	844,269
Oracle Corp.	490,538	68,582
Palantir Technologies, Inc., Class A*	619,981	52,326
Palo Alto Networks, Inc.*	200,326	34,184
PTC, Inc.*	36,632	5,676
Roper Technologies, Inc.	32,480	19,150
Salesforce, Inc.	289,366	77,654
ServiceNow, Inc.*	62,306	49,604
Synopsys, Inc.*	46,811	20,075
Tyler Technologies, Inc.*	12,958	7,534
Workday, Inc., Class A*	64,843	15,143
		1,406,023
Specialized Real Estate Investment Trusts – 0.9%
American Tower Corp.	141,418	30,773
Crown Castle, Inc.	131,749	13,732
Digital Realty Trust, Inc.	95,920	13,744
Equinix, Inc.	29,466	24,025
Extra Space Storage, Inc.	64,354	9,556
Iron Mountain, Inc.	89,263	7,680
Public Storage	47,772	14,298
SBA Communications Corp.	32,687	7,191
VICI Properties, Inc.	319,898	10,435
Weyerhaeuser Co.	220,719	6,463
		137,897
Specialty Retail – 1.9%
AutoZone, Inc.*	5,084	19,384
Best Buy Co., Inc.	59,385	4,371
CarMax, Inc.*	45,223	3,524
Home Depot (The), Inc.	300,324	110,066
Lowe's Cos., Inc.	170,708	39,814
O'Reilly Automotive, Inc.*	17,404	24,933
Ross Stores, Inc.	99,538	12,720
TJX (The) Cos., Inc.	340,102	41,425
Tractor Supply Co.	162,256	8,940
Ulta Beauty, Inc.*	14,140	5,183
Williams-Sonoma, Inc.	37,452	5,921
		276,281
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	4,544,712	1,009,517
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  187 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Technology Hardware, Storage & Peripherals – 7.2%continued
Dell Technologies, Inc., Class C	94,723	$8,634
Hewlett Packard Enterprise Co.	394,213	6,082
HP, Inc.	281,905	7,806
NetApp, Inc.	61,908	5,438
Seagate Technology Holdings PLC	64,470	5,477
Super Micro Computer, Inc.*	151,049	5,172
Western Digital Corp.*	106,087	4,289
		1,052,415
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	46,241	5,170
Lululemon Athletica, Inc.*	33,993	9,622
NIKE, Inc., Class B	355,325	22,556
Ralph Lauren Corp.	12,249	2,704
Tapestry, Inc.	63,169	4,448
		44,500
Tobacco – 0.7%
Altria Group, Inc.	512,922	30,785
Philip Morris International, Inc.	470,168	74,630
		105,415
Trading Companies & Distributors – 0.3%
Fastenal Co.	173,555	13,459
United Rentals, Inc.	19,665	12,324
W.W. Grainger, Inc.	13,437	13,274
		39,057
Water Utilities – 0.1%
American Water Works Co., Inc.	59,196	8,733
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.	145,083	38,695
Total Common Stocks
(Cost $3,957,473)		14,390,548

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(2) (3)	129,995,161	129,995
Total Investment Companies
(Cost $129,995)		129,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.11%, 9/11/25(4) (5)	$7,901	$7,754
Total Short-Term Investments
(Cost $7,754)		7,754

Total Investments – 99.9%
(Cost $4,095,222)		14,528,297
Other Assets less Liabilities – 0.1%		7,969
NET ASSETS – 100.0%		$14,536,266

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2025 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	492	$139,070	Long	6/25	$1,142

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
EQUITY FUNDS 188 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$14,390,548	$—	$—	$14,390,548
Investment Companies	129,995	—	—	129,995
Short-Term Investments	—	7,754	—	7,754
Total Investments	$14,520,543	$7,754	$—	$14,528,297
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,142	$—	$—	$1,142

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  189 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.8%
Aerospace & Defense – 0.1%
Howmet Aerospace, Inc.	1,893	$246
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	9,389	961
Expeditors International of Washington, Inc.	16,912	2,034
		2,995
Automobiles – 0.8%
Tesla, Inc.*	15,475	4,010
Banks – 3.5%
Bank of America Corp.	5,832	243
Citigroup, Inc.	63,091	4,479
Commerce Bancshares, Inc.	18,787	1,169
First Hawaiian, Inc.	47,159	1,153
JPMorgan Chase & Co.	42,050	10,315
		17,359
Beverages – 0.1%
Coca-Cola (The) Co.	3,501	251
Biotechnology – 2.5%
AbbVie, Inc.	33,777	7,077
Gilead Sciences, Inc.	44,848	5,025
		12,102
Broadline Retail – 3.0%
Amazon.com, Inc.*	76,075	14,474
eBay, Inc.	5,732	388
		14,862
Building Products – 1.2%
Lennox International, Inc.	3,568	2,001
Masco Corp.	14,608	1,016
Trane Technologies PLC	8,587	2,893
		5,910
Capital Markets – 2.9%
Affiliated Managers Group, Inc.	1,461	245
Bank of New York Mellon (The) Corp.	30,496	2,558
Goldman Sachs Group (The), Inc.	1,341	733
Invesco Ltd.	127,822	1,939
Janus Henderson Group PLC	47,230	1,707
Morgan Stanley	42,222	4,926
State Street Corp.	23,027	2,062
		14,170
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Chemicals – 1.0%
Ecolab, Inc.	10,019	$2,540
Sherwin-Williams (The) Co.	7,406	2,586
		5,126
Commercial Services & Supplies – 0.5%
Cintas Corp.	1,974	406
Veralto Corp.	22,180	2,161
		2,567
Communications Equipment – 0.7%
Cisco Systems, Inc.	38,202	2,357
F5, Inc.*	1,480	394
Motorola Solutions, Inc.	1,632	715
		3,466
Construction & Engineering – 0.5%
AECOM	9,480	879
EMCOR Group, Inc.	4,891	1,808
		2,687
Consumer Finance – 1.1%
Ally Financial, Inc.	19,127	698
Discover Financial Services	5,245	895
SLM Corp.	68,707	2,018
Synchrony Financial	35,304	1,869
		5,480
Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	3,875	3,665
Walmart, Inc.	12,619	1,108
		4,773
Containers & Packaging – 0.7%
Avery Dennison Corp.	11,235	1,999
Sealed Air Corp.	57,154	1,652
		3,651
Distributors – 0.4%
Pool Corp.	5,941	1,891
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,730	260
Diversified Telecommunication Services – 0.1%
Iridium Communications, Inc.	21,480	587
Electric Utilities – 0.5%
Duke Energy Corp.	9,969	1,216
Exelon Corp.	25,800	1,189
		2,405
See Notes to the Financial Statements.
EQUITY FUNDS 190 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Electrical Equipment – 0.4%
Acuity, Inc.	6,610	$1,741
Energy Equipment & Services – 0.7%
Halliburton Co.	10,493	266
Schlumberger N.V.	19,239	804
TechnipFMC PLC	74,116	2,349
		3,419
Entertainment – 1.6%
Electronic Arts, Inc.	15,304	2,212
Netflix, Inc.*	4,112	3,834
Spotify Technology S.A.*	2,910	1,601
		7,647
Financial Services – 5.2%
Berkshire Hathaway, Inc., Class B*	12,648	6,736
Equitable Holdings, Inc.	40,634	2,117
Fidelity National Information Services, Inc.	30,209	2,256
Fiserv, Inc.*	21,398	4,725
Mastercard, Inc., Class A	4,845	2,656
MGIC Investment Corp.	78,166	1,937
PayPal Holdings, Inc.*	9,046	590
Visa, Inc., Class A	10,530	3,690
Voya Financial, Inc.	11,710	794
		25,501
Food Products – 1.2%
General Mills, Inc.	28,730	1,718
Ingredion, Inc.	15,289	2,067
Kellanova	26,147	2,157
		5,942
Gas Utilities – 0.4%
UGI Corp.	61,065	2,019
Ground Transportation – 0.8%
Landstar System, Inc.	8,586	1,290
Old Dominion Freight Line, Inc.	12,055	1,995
Union Pacific Corp.	3,494	825
		4,110
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	27,453	1,696
IDEXX Laboratories, Inc.*	5,400	2,267
		3,963
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.	16,591	2,286
Cencora, Inc.	1,579	439
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Health Care Providers & Services – 2.7%continued
Cigna Group (The)	9,658	$3,177
DaVita, Inc.*	13,457	2,059
McKesson Corp.	4,920	3,311
UnitedHealth Group, Inc.	3,865	2,024
		13,296
Health Care Technology – 0.5%
Doximity, Inc., Class A*	32,858	1,907
Veeva Systems, Inc., Class A*	1,410	326
		2,233
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	16,121	229
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	4,939	590
Booking Holdings, Inc.	1,087	5,008
Domino's Pizza, Inc.	1,305	600
Hilton Worldwide Holdings, Inc.	10,649	2,423
Light & Wonder, Inc.*	3,005	260
Travel + Leisure Co.	28,223	1,306
		10,187
Household Durables – 0.4%
TopBuild Corp.*	6,057	1,847
Household Products – 2.6%
Clorox (The) Co.	13,766	2,027
Colgate-Palmolive Co.	30,533	2,861
Kimberly-Clark Corp.	17,105	2,433
Procter & Gamble (The) Co.	33,413	5,694
		13,015
Independent Power & Renewable Electricity Producers – 0.8%
Brookfield Renewable Corp.	68,944	1,925
Clearway Energy, Inc., Class C	64,241	1,944
		3,869
Industrial Conglomerates – 0.6%
3M Co.	20,547	3,018
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	8,777	981
Insurance – 2.9%
Aflac, Inc.	21,909	2,436
American International Group, Inc.	6,752	587
Hartford Insurance Group (The), Inc.	18,576	2,299
MetLife, Inc.	28,701	2,304
Prudential Financial, Inc.	18,590	2,076
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  191 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Insurance – 2.9%continued
Unum Group	25,743	$2,097
Willis Towers Watson PLC	6,753	2,282
		14,081
Interactive Media & Services – 6.2%
Alphabet, Inc., Class A	96,115	14,863
Alphabet, Inc., Class C	28,734	4,489
Meta Platforms, Inc., Class A	19,787	11,405
		30,757
IT Services – 2.6%
Accenture PLC, Class A	15,432	4,816
Gartner, Inc.*	4,126	1,732
GoDaddy, Inc., Class A*	1,906	343
International Business Machines Corp.	23,423	5,824
		12,715
Leisure Products – 0.6%
Hasbro, Inc.	27,016	1,661
YETI Holdings, Inc.*	40,414	1,338
		2,999
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	9,096	1,064
Mettler-Toledo International, Inc.*	1,764	2,083
Waters Corp.*	5,643	2,080
		5,227
Machinery – 1.6%
Caterpillar, Inc.	8,272	2,728
Illinois Tool Works, Inc.	10,949	2,715
Otis Worldwide Corp.	4,753	491
Parker-Hannifin Corp.	415	252
Pentair PLC	21,133	1,849
		8,035
Metals & Mining – 0.4%
Royal Gold, Inc.	12,590	2,059
Multi-Utilities – 0.3%
Dominion Energy, Inc.	4,435	249
Public Service Enterprise Group, Inc.	13,762	1,132
		1,381
Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc.	8,914	2,063
Chevron Corp.	1,510	252
EOG Resources, Inc.	15,369	1,971
Exxon Mobil Corp.	21,020	2,500
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Oil, Gas & Consumable Fuels – 2.0%continued
Marathon Petroleum Corp.	12,099	$1,763
Valero Energy Corp.	11,685	1,543
		10,092
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	18,709	1,721
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	58,252	3,553
Eli Lilly & Co.	4,609	3,806
Johnson & Johnson	15,761	2,614
Merck & Co., Inc.	39,373	3,534
Zoetis, Inc.	17,347	2,856
		16,363
Professional Services – 2.8%
Automatic Data Processing, Inc.	15,591	4,764
Broadridge Financial Solutions, Inc.	9,511	2,306
Paychex, Inc.	10,864	1,676
Paycom Software, Inc.	2,037	445
Paylocity Holding Corp.*	10,784	2,020
Robert Half, Inc.	4,494	245
Verisk Analytics, Inc.	8,058	2,398
		13,854
Real Estate Management & Development – 0.7%
CBRE Group, Inc., Class A*	18,434	2,411
Jones Lang LaSalle, Inc.*	3,547	879
		3,290
Residential Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.	9,774	2,098
Semiconductors & Semiconductor Equipment – 8.4%
Applied Materials, Inc.	28,850	4,187
Broadcom, Inc.	30,081	5,036
KLA Corp.	1,262	858
Lam Research Corp.	48,572	3,531
NVIDIA Corp.	241,719	26,198
QUALCOMM, Inc.	11,069	1,700
		41,510
Software – 10.7%
Adobe, Inc.*	9,898	3,796
AppLovin Corp., Class A*	4,456	1,181
Autodesk, Inc.*	8,637	2,261
Cadence Design Systems, Inc.*	6,859	1,744
Dropbox, Inc., Class A*	69,517	1,857
Fair Isaac Corp.*	1,075	1,983
See Notes to the Financial Statements.
EQUITY FUNDS 192 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%continued
Software – 10.7%continued
Intuit, Inc.	8,706	$5,345
Manhattan Associates, Inc.*	1,525	264
Microsoft Corp.	75,358	28,289
Salesforce, Inc.	20,238	5,431
Teradata Corp.*	19,309	434
		52,585
Specialized Real Estate Investment Trusts – 0.5%
American Tower Corp.	10,920	2,376
Specialty Retail – 3.0%
Bath & Body Works, Inc.	23,054	699
Best Buy Co., Inc.	10,739	791
Home Depot (The), Inc.	16,219	5,944
Lowe's Cos., Inc.	20,080	4,683
Ulta Beauty, Inc.*	1,578	578
Williams-Sonoma, Inc.	12,508	1,978
		14,673
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	146,567	32,557
HP, Inc.	29,842	826
NetApp, Inc.	6,300	554
		33,937
Textiles, Apparel & Luxury Goods – 0.9%
Crocs, Inc.*	19,503	2,071
Deckers Outdoor Corp.*	11,881	1,329
Tapestry, Inc.	12,572	885
		4,285
Trading Companies & Distributors – 0.9%
Fastenal Co.	30,947	2,400
W.W. Grainger, Inc.	2,149	2,123
		4,523
Total Common Stocks
(Cost $356,766)		486,376

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(1) (2)	5,175,686	5,176
Total Investment Companies
(Cost $5,176)		5,176

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 9/11/25(3) (4)	$307	$301
Total Short-Term Investments
(Cost $301)		301

Total Investments – 99.9%
(Cost $362,243)		491,853
Other Assets less Liabilities – 0.1%		483
NET ASSETS – 100.0%		$492,336

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	19	$5,371	Long	6/25	$(34)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  193 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued	March 31, 2025
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$486,376	$—	$—	$486,376
Investment Companies	5,176	—	—	5,176
Short-Term Investments	—	301	—	301
Total Investments	$491,552	$301	$—	$491,853
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(34)	$—	$—	$(34)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 194 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

WORLD SELECTION INDEX FUND†	March 31, 2025

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)
Australia – 1.1%
ANZ Group Holdings Ltd.	155,684	$2,846
APA Group	72,861	361
Aristocrat Leisure Ltd.	29,358	1,186
ASX Ltd.	10,432	427
BlueScope Steel Ltd.	23,500	314
Brambles Ltd.	73,390	923
CAR Group Ltd.	19,819	394
Cochlear Ltd.	3,269	538
Coles Group Ltd.	70,897	867
Computershare Ltd.	27,038	665
Fortescue Ltd.	89,869	869
Goodman Group	107,309	1,930
GPT Group (The)	89,029	244
Macquarie Group Ltd.	18,607	2,307
Northern Star Resources Ltd.	61,032	705
QBE Insurance Group Ltd.	79,659	1,097
REA Group Ltd.	2,862	396
Suncorp Group Ltd.	56,771	687
Transurban Group	164,824	1,385
WiseTech Global Ltd.	9,799	504
Woodside Energy Group Ltd.	99,034	1,433
		20,078
Austria – 0.1%
Mondi PLC	21,097	315
OMV A.G.	8,392	430
Verbund A.G.	3,313	235
		980
Belgium – 0.1%
Ageas S.A./N.V.	7,880	474
KBC Group N.V.	12,041	1,101
Lotus Bakeries N.V.	20	178
		1,753
Brazil – 0.4%
MercadoLibre, Inc.*	2,399	4,680
Wheaton Precious Metals Corp.	23,994	1,862
Yara International ASA	9,608	291
		6,833
Canada – 3.1%
Agnico Eagle Mines Ltd.	26,319	2,851
Alimentation Couche-Tard, Inc.	39,541	1,950
Bank of Montreal	38,197	3,648
Bank of Nova Scotia (The)	64,185	3,043
Brookfield Corp.	72,625	3,801
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Canada – 3.1%continued
CAE, Inc.*	16,857	$414
Cameco Corp.	22,760	937
Canadian National Railway Co.	28,393	2,763
Canadian Tire Corp. Ltd., Class A	2,938	305
CGI, Inc.	10,947	1,093
Dollarama, Inc.	14,422	1,542
Element Fleet Management Corp.	21,491	427
Enbridge, Inc.	114,146	5,052
FirstService Corp.	2,380	395
Fortis, Inc.	26,801	1,221
Gildan Activewear, Inc.	7,547	334
Hydro One Ltd.	16,888	568
iA Financial Corp., Inc.	5,013	476
Imperial Oil Ltd.	9,600	693
Intact Financial Corp.	9,361	1,912
Keyera Corp.	12,429	386
Kinross Gold Corp.	63,082	795
Metro, Inc.	11,352	789
National Bank of Canada	20,449	1,688
Nutrien Ltd.	25,902	1,285
Open Text Corp.	13,223	334
Pembina Pipeline Corp.	30,840	1,233
RB Global, Inc.	9,790	983
Rogers Communications, Inc., Class B	17,552	469
Shopify, Inc., Class A*	64,330	6,120
Stantec, Inc.	6,261	519
Sun Life Financial, Inc.	30,799	1,763
TELUS Corp.	23,748	341
Thomson Reuters Corp.	8,380	1,446
Toronto-Dominion Bank (The)	91,137	5,461
West Fraser Timber Co. Ltd.	3,108	239
WSP Global, Inc.	7,054	1,197
		58,473
Chile – 0.0%
Antofagasta PLC	20,882	456
Lundin Mining Corp.	42,400	344
		800
China – 0.3%
NXP Semiconductors N.V.	13,520	2,570
Prosus N.V.*	71,405	3,331
		5,901
Congo, The Democ. Rep. of – 0.0%
Ivanhoe Mines Ltd., Class A*	36,562	310
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  195 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND† continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Denmark – 1.0%
AP Moller - Maersk A/S, Class A	182	$312
AP Moller - Maersk A/S, Class B	199	348
Coloplast A/S, Class B	6,900	726
DSV A/S	10,648	2,061
Genmab A/S*	3,228	630
Novo Nordisk A/S, Class B	169,198	11,728
Novonesis (Novozymes) B	18,175	1,059
Orsted A/S*	8,479	373
Pandora A/S	4,308	660
ROCKWOOL A/S, Class B	543	226
Tryg A/S	18,695	445
Vestas Wind Systems A/S*	51,224	706
		19,274
Finland – 0.3%
Elisa OYJ	6,628	323
Kesko OYJ, Class B	15,307	313
Kone OYJ, Class B	18,690	1,034
Metso OYJ	31,315	324
Neste OYJ	18,238	168
Nokia OYJ	274,893	1,450
Orion OYJ, Class B	5,785	344
Sampo OYJ, Class A	127,847	1,224
Stora Enso OYJ (Registered)	26,882	255
UPM-Kymmene OYJ	28,722	771
		6,206
France – 2.4%
Aeroports de Paris S.A.	1,410	144
AXA S.A.	93,070	3,973
BNP Paribas S.A.	53,122	4,424
Bouygues S.A.	9,559	377
Carrefour S.A.	30,410	436
Cie Generale des Etablissements Michelin S.C.A.	34,700	1,218
Covivio S.A./France	3,645	205
Credit Agricole S.A.	59,199	1,076
Danone S.A.	33,461	2,564
Dassault Systemes S.E.	35,413	1,349
Eiffage S.A.	3,851	449
Eurazeo S.E.	2,546	189
Gecina S.A.	2,210	208
Getlink S.E.	17,817	309
Hermes International S.C.A.	1,648	4,319
Kering S.A.	3,820	793
L'Oreal S.A.	12,617	4,685
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 2.4%continued
LVMH Moet Hennessy Louis Vuitton S.E.	14,568	$9,095
Publicis Groupe S.A.	12,023	1,133
Rexel S.A.	10,086	271
SEB S.A.(2)	1	—
TotalEnergies S.E.	113,117	7,311
		44,528
Germany – 1.2%
adidas A.G.	8,876	2,078
Beiersdorf A.G.	5,011	649
Commerzbank A.G.	49,298	1,119
Covestro A.G.*	9,600	617
CTS Eventim A.G. & Co. KGaA	3,077	307
Deutsche Boerse A.G.	9,789	2,885
Deutsche Lufthansa A.G. (Registered)	36,679	265
Evonik Industries A.G.	12,514	270
GEA Group A.G.	7,241	438
Heidelberg Materials A.G.	7,017	1,201
Henkel A.G. & Co. KGaA	5,973	430
Infineon Technologies A.G.	68,877	2,275
Knorr-Bremse A.G.	4,106	372
LEG Immobilien S.E.	3,526	250
Merck KGaA	6,800	931
MTU Aero Engines A.G.	2,842	984
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,996	4,410
Puma S.E.	6,065	147
Scout24 S.E.	3,881	405
Symrise A.G.	6,724	696
Vonovia S.E.	38,853	1,048
Zalando S.E.*	11,506	397
		22,174
Hong Kong – 0.6%
AIA Group Ltd.	568,400	4,297
CK Infrastructure Holdings Ltd.	31,500	189
Hang Seng Bank Ltd.	40,378	549
Hong Kong & China Gas Co. Ltd.	567,462	489
Hong Kong Exchanges & Clearing Ltd.	62,900	2,798
MTR Corp. Ltd.	88,126	289
Prudential PLC	137,536	1,484
Sino Land Co. Ltd.	221,113	221
Swire Pacific Ltd., Class A	22,500	198
		10,514
See Notes to the Financial Statements.
EQUITY FUNDS 196 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Ireland – 0.7%
Accenture PLC, Class A	32,793	$10,233
AerCap Holdings N.V.	10,494	1,072
Kerry Group PLC, Class A	7,878	826
Kingspan Group PLC	8,501	687
		12,818
Israel – 0.0%
Nice Ltd.*	3,528	543
Italy – 0.7%
Coca-Cola HBC A.G. - CDI*	11,215	508
Enel S.p.A.	434,205	3,522
FinecoBank Banca Fineco S.p.A.	34,410	682
Generali	48,852	1,716
Infrastrutture Wireless Italiane S.p.A.	19,960	212
Intesa Sanpaolo S.p.A.	798,290	4,110
Mediobanca Banca di Credito Finanziario S.p.A.	26,953	506
Moncler S.p.A.	12,722	786
Nexi S.p.A.*	20,591	110
Poste Italiane S.p.A.	24,255	432
Telecom Italia S.p.A.*	601,363	203
		12,787
Japan – 5.8%
Aeon Co. Ltd.	33,500	839
Ajinomoto Co., Inc.	48,800	965
ANA Holdings, Inc.	6,100	112
Asahi Kasei Corp.	67,100	470
Asics Corp.	34,400	731
Astellas Pharma, Inc.	96,400	932
Bandai Namco Holdings, Inc.	31,200	1,046
Bridgestone Corp.	30,200	1,213
Chugai Pharmaceutical Co. Ltd.	34,900	1,594
Concordia Financial Group Ltd.	59,200	390
Dai Nippon Printing Co. Ltd.	20,100	285
Daifuku Co. Ltd.	17,600	430
Daiichi Sankyo Co. Ltd.	91,500	2,147
Daikin Industries Ltd.	13,800	1,498
Daiwa House Industry Co. Ltd.	29,900	988
Daiwa Securities Group, Inc.	70,200	468
Denso Corp.	97,800	1,213
Eisai Co. Ltd.	12,405	344
ENEOS Holdings, Inc.	143,500	753
FANUC Corp.	50,600	1,381
Fast Retailing Co. Ltd.	9,900	2,956
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 5.8%continued
Fuji Electric Co. Ltd.	6,600	$280
FUJIFILM Holdings Corp.	59,400	1,137
Fujitsu Ltd.	91,600	1,821
Hankyu Hanshin Holdings, Inc.	13,400	360
Hitachi Ltd.	243,100	5,628
Hoya Corp.	18,400	2,076
Isuzu Motors Ltd.	28,500	386
ITOCHU Corp.	62,400	2,883
JFE Holdings, Inc.	26,800	328
Kao Corp.	24,300	1,050
KDDI Corp.	162,400	2,563
Kikkoman Corp.	39,200	377
Komatsu Ltd.	47,400	1,376
Konami Group Corp.	5,200	614
Kubota Corp.	52,600	646
LY Corp.	144,000	487
Marubeni Corp.	73,000	1,166
MatsukiyoCocokara & Co.	17,700	277
MEIJI Holdings Co. Ltd.	14,200	307
Mitsubishi Chemical Group Corp.	64,400	318
Mitsubishi Estate Co. Ltd.	55,800	911
Mitsui Fudosan Co. Ltd.	139,200	1,243
Mizuho Financial Group, Inc.	126,200	3,437
MS&AD Insurance Group Holdings, Inc.	68,000	1,473
NEC Corp.	64,500	1,369
Nippon Paint Holdings Co. Ltd.	52,300	392
Nitori Holdings Co. Ltd.	4,000	396
Nitto Denko Corp.	37,200	686
Nomura Holdings, Inc.	158,900	974
Nomura Research Institute Ltd.	18,976	616
Obayashi Corp.	32,800	436
Omron Corp.	8,700	245
Oriental Land Co. Ltd.	55,900	1,100
ORIX Corp.	61,300	1,268
Osaka Gas Co. Ltd.	19,800	448
Pan Pacific International Holdings Corp.	19,400	531
Panasonic Holdings Corp.	123,700	1,482
Rakuten Group, Inc.*	77,600	444
Recruit Holdings Co. Ltd.	73,600	3,824
Renesas Electronics Corp.	86,800	1,179
Ricoh Co. Ltd.	28,200	298
Secom Co. Ltd.	22,800	776
Seiko Epson Corp.	15,500	248
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  197 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND† continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 5.8%continued
Sekisui Chemical Co. Ltd.	18,900	$322
Sekisui House Ltd.	32,300	722
Seven & i Holdings Co. Ltd.	115,000	1,671
SG Holdings Co. Ltd.	19,300	193
Shimadzu Corp.	13,200	330
Shin-Etsu Chemical Co. Ltd.	94,000	2,678
Shiseido Co. Ltd.	18,900	357
SoftBank Corp.	1,522,300	2,121
SoftBank Group Corp.	50,100	2,535
Sompo Holdings, Inc.	47,600	1,443
Sony Group Corp.	322,900	8,225
Subaru Corp.	30,300	540
Sumitomo Electric Industries Ltd.	38,500	643
Sumitomo Metal Mining Co. Ltd.	11,800	256
Sumitomo Mitsui Financial Group, Inc.	195,100	4,978
Sumitomo Mitsui Trust Group, Inc.	35,900	896
Sysmex Corp.	26,126	497
T&D Holdings, Inc.	26,700	569
TDK Corp.	103,200	1,077
TIS, Inc.	10,700	296
Tokio Marine Holdings, Inc.	93,500	3,606
Tokyo Electron Ltd.	23,500	3,205
Tokyo Gas Co. Ltd.	18,100	575
Tokyu Corp.	28,300	319
Toray Industries, Inc.	74,900	512
Unicharm Corp.	53,400	425
West Japan Railway Co.	23,700	462
Yamaha Motor Co. Ltd.	49,000	392
Yokogawa Electric Corp.	11,400	221
Zensho Holdings Co. Ltd.	5,000	268
ZOZO, Inc.	22,800	219
		109,164
Jersey – 0.0%
Aptiv PLC*	12,516	745
Luxembourg – 0.0%
Eurofins Scientific S.E.	7,413	395
Netherlands – 1.3%
Akzo Nobel N.V.	9,010	555
ASML Holding N.V.	20,653	13,666
ASR Nederland N.V.	9,026	520
ING Groep N.V.	164,266	3,216
JDE Peet's N.V.	9,927	218
Koninklijke Ahold Delhaize N.V.	48,387	1,809
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Netherlands – 1.3%continued
Koninklijke KPN N.V.	200,634	$849
NN Group N.V.	14,010	780
Universal Music Group N.V.	43,798	1,207
Wolters Kluwer N.V.	12,407	1,927
		24,747
New Zealand – 0.1%
Contact Energy Ltd.	45,475	236
Meridian Energy Ltd.	65,091	207
Xero Ltd.*	7,308	715
		1,158
Norway – 0.3%
Aker BP ASA	14,614	346
DNB Bank ASA	46,890	1,233
Equinor ASA	43,433	1,150
Gjensidige Forsikring ASA	10,577	244
Mowi ASA	24,206	451
Norsk Hydro ASA	79,075	461
Orkla ASA	36,813	404
Salmar ASA	3,072	148
Telenor ASA	30,168	431
		4,868
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
Galp Energia SGPS S.A.	22,075	388
Jeronimo Martins SGPS S.A.	15,119	321
		709
Singapore – 0.3%
CapitaLand Ascendas REIT	226,600	449
CapitaLand Integrated Commercial Trust	302,673	471
CapitaLand Investment Ltd.	139,058	282
Grab Holdings Ltd., Class A*	123,119	558
Keppel Ltd.	71,200	364
Sembcorp Industries Ltd.	53,400	250
Singapore Exchange Ltd.	46,100	459
STMicroelectronics N.V.	35,028	767
United Overseas Bank Ltd.	66,800	1,881
		5,481
South Africa – 0.1%
Anglo American PLC	66,124	1,856
See Notes to the Financial Statements.
EQUITY FUNDS 198 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Spain – 0.6%
ACS Actividades de Construccion y Servicios S.A.	9,427	$538
Amadeus IT Group S.A.	23,828	1,826
Banco de Sabadell S.A.	280,772	791
Cellnex Telecom S.A.*	27,784	986
Iberdrola S.A.	303,739	4,910
Redeia Corp. S.A.	20,335	408
Repsol S.A.	60,942	810
		10,269
Sweden – 0.9%
Alfa Laval AB	15,303	655
Assa Abloy AB, Class B	51,705	1,554
Atlas Copco AB, Class A	139,422	2,234
Atlas Copco AB, Class B	85,730	1,209
Boliden AB	14,549	476
Epiroc AB, Class A	35,486	717
Epiroc AB, Class B	19,836	350
EQT AB	20,330	621
Essity AB, Class B	32,396	921
Evolution AB	7,980	595
H&M Hennes & Mauritz AB, Class B	29,302	387
Holmen AB, Class B	3,863	153
Nibe Industrier AB, Class B	68,100	260
Sandvik AB	57,122	1,205
SKF AB, Class B	18,706	380
Svenska Cellulosa AB S.C.A., Class B	34,629	456
Svenska Handelsbanken AB, Class A	77,501	875
Tele2 AB, Class B	26,686	360
Telia Co. AB	123,790	447
Volvo AB, Class B	83,549	2,457
		16,312
Switzerland – 1.5%
ABB Ltd. (Registered)	82,856	4,288
Baloise Holding A.G. (Registered)	2,338	491
Banque Cantonale Vaudoise (Registered)	1,740	190
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	47	634
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	786
DSM-Firmenich A.G.	10,117	1,003
Geberit A.G. (Registered)	1,719	1,073
Givaudan S.A. (Registered)	489	2,101
Julius Baer Group Ltd.	11,247	777
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Switzerland – 1.5%continued
Kuehne + Nagel International A.G. (Registered)	2,471	$572
Logitech International S.A. (Registered)	7,896	671
Lonza Group A.G. (Registered)	3,823	2,353
SGS S.A. (Registered)	7,891	783
SIG Group A.G.*	15,905	294
Sika A.G. (Registered)	8,162	1,977
Sonova Holding A.G. (Registered)	2,644	771
Swiss Life Holding A.G. (Registered)	1,472	1,341
Swiss Prime Site A.G. (Registered)	4,322	531
Swisscom A.G. (Registered)	1,303	750
Temenos A.G. (Registered)	3,025	235
VAT Group A.G.	1,487	537
Zurich Insurance Group A.G.	7,711	5,379
		27,537
United Kingdom – 3.4%
3i Group PLC	50,531	2,367
Admiral Group PLC	13,901	514
Ashtead Group PLC	22,816	1,232
Associated British Foods PLC	18,361	454
AstraZeneca PLC	81,278	11,878
Auto Trader Group PLC	47,657	460
Aviva PLC	139,257	1,004
Barratt Redrow PLC	67,221	370
BT Group PLC	334,626	719
Bunzl PLC	17,305	663
Coca-Cola Europacific Partners PLC	10,795	939
Croda International PLC	6,037	229
DCC PLC	5,169	345
HSBC Holdings PLC	935,442	10,607
Informa PLC	70,748	708
Intertek Group PLC	8,601	557
J Sainsbury PLC	89,164	271
Kingfisher PLC	94,297	310
Land Securities Group PLC	31,123	221
Legal & General Group PLC	293,539	926
Lloyds Banking Group PLC	3,172,671	2,968
M&G PLC	138,399	357
National Grid PLC	257,964	3,361
Phoenix Group Holdings PLC	39,322	291
Reckitt Benckiser Group PLC	35,956	2,430
RELX PLC	96,535	4,849
Rentokil Initial PLC	138,516	626
Sage Group (The) PLC	51,690	807
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  199 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND† continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 3.4%continued
Schroders PLC	48,182	$218
Segro PLC	74,491	665
Smiths Group PLC	18,160	455
Spirax Group PLC	3,859	311
Tesco PLC	354,766	1,524
Unilever PLC	130,892	7,798
Vodafone Group PLC	1,033,345	967
Whitbread PLC	10,826	344
WPP PLC	55,576	420
		63,165
United States – 71.3%
3M Co.	28,459	4,179
Adobe, Inc.*	22,856	8,766
Advanced Micro Devices, Inc.*	85,100	8,743
Aflac, Inc.	27,357	3,042
Agilent Technologies, Inc.	14,881	1,741
Air Products and Chemicals, Inc.	11,947	3,523
Akamai Technologies, Inc.*	8,068	649
Albertsons Cos., Inc., Class A	20,468	450
Alcon A.G.	26,239	2,477
Align Technology, Inc.*	3,607	573
Allegion PLC	4,599	600
Allstate (The) Corp.	14,106	2,921
Ally Financial, Inc.	14,514	529
Alphabet, Inc., Class A	306,234	47,356
Alphabet, Inc., Class C	261,965	40,927
American Express Co.	29,407	7,912
American Tower Corp.	24,496	5,330
American Water Works Co., Inc.	10,228	1,509
Ameriprise Financial, Inc.	5,074	2,456
Amgen, Inc.	28,236	8,797
Annaly Capital Management, Inc.	28,831	586
ANSYS, Inc.*	4,737	1,500
Applied Materials, Inc.	43,111	6,256
Arch Capital Group Ltd.	20,034	1,927
Assurant, Inc.	2,712	569
Atlassian Corp., Class A*	8,471	1,798
Atmos Energy Corp.	8,282	1,280
Autodesk, Inc.*	11,312	2,961
Automatic Data Processing, Inc.	21,313	6,512
AutoZone, Inc.*	891	3,397
Avantor, Inc.*	37,517	608
Avery Dennison Corp.	4,116	733
Axon Enterprise, Inc.*	3,809	2,003
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Baker Hughes Co.	51,633	$2,269
Ball Corp.	15,177	790
Bank of New York Mellon (The) Corp.	37,604	3,154
Best Buy Co., Inc.	10,943	806
Biogen, Inc.*	7,465	1,022
Bio-Techne Corp.	8,065	473
Blackrock, Inc.	7,701	7,289
Booking Holdings, Inc.	1,742	8,025
Bristol-Myers Squibb Co.	107,602	6,563
Broadridge Financial Solutions, Inc.	6,019	1,459
Bunge Global S.A.	7,378	564
Burlington Stores, Inc.*	3,407	812
BXP, Inc.	7,685	516
C.H. Robinson Worldwide, Inc.	6,358	651
Cadence Design Systems, Inc.*	14,421	3,668
Capital One Financial Corp.	20,072	3,599
CarMax, Inc.*	8,322	648
Carrier Global Corp.	42,249	2,679
Caterpillar, Inc.	25,301	8,344
Cboe Global Markets, Inc.	5,530	1,251
CBRE Group, Inc., Class A*	15,794	2,066
Cencora, Inc.	9,034	2,512
Charles Schwab (The) Corp.	90,262	7,066
Charter Communications, Inc., Class A*	4,925	1,815
Cheniere Energy, Inc.	11,830	2,737
Church & Dwight Co., Inc.	12,909	1,421
Cigna Group (The)	14,595	4,802
Cintas Corp.	19,240	3,954
Citizens Financial Group, Inc.	23,075	945
Clorox (The) Co.	6,561	966
CMS Energy Corp.	15,207	1,142
CNH Industrial N.V.	45,366	557
Coca-Cola (The) Co.	214,474	15,361
Colgate-Palmolive Co.	41,191	3,860
Comcast Corp., Class A	200,855	7,412
Conagra Brands, Inc.	23,686	632
Consolidated Edison, Inc.	18,190	2,012
Cooper (The) Cos., Inc.*	10,454	882
CRH PLC	35,604	3,132
Crown Castle, Inc.	22,861	2,383
CSL Ltd.	25,193	3,941
CSX Corp.	101,292	2,981
Cummins, Inc.	7,255	2,274
D.R. Horton, Inc.	14,978	1,904
See Notes to the Financial Statements.
EQUITY FUNDS 200 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Danaher Corp.	34,075	$6,985
Darden Restaurants, Inc.	6,176	1,283
DaVita, Inc.*	2,468	378
Dayforce, Inc.*	7,699	449
Deckers Outdoor Corp.*	8,026	897
Deere & Co.	13,714	6,437
Delta Air Lines, Inc.	7,770	339
Dexcom, Inc.*	20,405	1,393
Dick's Sporting Goods, Inc.	3,067	618
Digital Realty Trust, Inc.	17,370	2,489
Discover Financial Services	13,193	2,252
Docusign, Inc.*	10,724	873
Dollar General Corp.	11,589	1,019
Domino's Pizza, Inc.	1,805	829
DoorDash, Inc., Class A*	18,377	3,359
Dover Corp.	7,010	1,232
Eaton Corp. PLC	20,695	5,626
eBay, Inc.	24,859	1,684
Ecolab, Inc.	13,481	3,418
Edison International	20,156	1,188
Edwards Lifesciences Corp.*	30,773	2,230
Electronic Arts, Inc.	12,940	1,870
Elevance Health, Inc.	12,177	5,296
Eli Lilly & Co.	42,366	34,990
EMCOR Group, Inc.	2,357	871
Equinix, Inc.	5,076	4,139
Equitable Holdings, Inc.	16,016	834
Essential Utilities, Inc.	13,395	529
Estee Lauder (The) Cos., Inc., Class A	12,269	810
Eversource Energy	19,421	1,206
Exelon Corp.	52,806	2,433
Expeditors International of Washington, Inc.	7,306	879
FactSet Research Systems, Inc.	2,004	911
Fair Isaac Corp.*	1,279	2,359
Ferguson Enterprises, Inc.	10,693	1,713
Fidelity National Information Services, Inc.	28,217	2,107
First Solar, Inc.*	5,296	670
Fiserv, Inc.*	29,727	6,565
Fortive Corp.	17,856	1,307
Fortune Brands Innovations, Inc.	6,584	401
Fox Corp., Class A	12,063	683
Fox Corp., Class B	6,954	367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Franklin Resources, Inc.	14,666	$282
Gartner, Inc.*	4,068	1,707
GE HealthCare Technologies, Inc.	24,257	1,958
Gen Digital, Inc.	29,585	785
General Electric Co.	56,777	11,364
General Mills, Inc.	28,897	1,728
Genuine Parts Co.	7,102	846
Gilead Sciences, Inc.	66,082	7,404
Graco, Inc.	9,251	773
Halliburton Co.	45,912	1,165
Hartford Insurance Group (The), Inc.	14,897	1,843
HCA Healthcare, Inc.	10,076	3,482
Healthpeak Properties, Inc.	36,757	743
Hewlett Packard Enterprise Co.	68,078	1,050
Hilton Worldwide Holdings, Inc.	12,790	2,910
Hologic, Inc.*	11,825	730
Home Depot (The), Inc.	52,068	19,082
Hormel Foods Corp.	14,991	464
HP, Inc.	49,208	1,363
HubSpot, Inc.*	2,601	1,486
Humana, Inc.	6,358	1,682
Huntington Bancshares, Inc.	77,472	1,163
IDEX Corp.	4,045	732
IDEXX Laboratories, Inc.*	4,257	1,788
Illinois Tool Works, Inc.	15,589	3,866
Ingersoll Rand, Inc.	20,908	1,673
Insulet Corp.*	3,702	972
Intel Corp.	226,520	5,144
Intercontinental Exchange, Inc.	30,317	5,230
International Business Machines Corp.	48,474	12,054
International Flavors & Fragrances, Inc.	13,526	1,050
International Paper Co.	25,996	1,387
Interpublic Group of (The) Cos., Inc.	19,217	522
Intuit, Inc.	14,719	9,037
IQVIA Holdings, Inc.*	9,474	1,670
Iron Mountain, Inc.	15,462	1,330
J.M. Smucker (The) Co.	5,373	636
James Hardie Industries PLC - CDI*	22,628	537
JB Hunt Transport Services, Inc.	4,282	634
Johnson & Johnson	126,124	20,916
Johnson Controls International PLC	34,543	2,767
Juniper Networks, Inc.	17,225	623
Kellanova	14,355	1,184
Kenvue, Inc.	100,769	2,416
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  201 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND† continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Keurig Dr. Pepper, Inc.	63,799	$2,183
KeyCorp	50,759	812
Keysight Technologies, Inc.*	9,122	1,366
Kimberly-Clark Corp.	17,359	2,469
Kroger (The) Co.	36,023	2,438
Labcorp Holdings, Inc.	4,370	1,017
Lam Research Corp.	67,409	4,901
Lennox International, Inc.	1,661	932
Linde PLC	24,947	11,616
LKQ Corp.	13,682	582
Lowe's Cos., Inc.	29,880	6,969
LPL Financial Holdings, Inc.	3,978	1,301
Lululemon Athletica, Inc.*	5,824	1,649
LyondellBasell Industries N.V., Class A	13,627	959
Manhattan Associates, Inc.*	3,261	564
Marathon Petroleum Corp.	16,855	2,456
Marsh & McLennan Cos., Inc.	25,452	6,211
Martin Marietta Materials, Inc.	3,177	1,519
Marvell Technology, Inc.	45,373	2,794
Mastercard, Inc., Class A	42,990	23,564
McCormick & Co., Inc. (Non Voting)	12,997	1,070
McDonald's Corp.	37,517	11,719
Merck & Co., Inc.	132,788	11,919
Mettler-Toledo International, Inc.*	1,140	1,346
Microsoft Corp.	370,808	139,198
Molina Healthcare, Inc.*	2,971	979
Monster Beverage Corp.*	38,205	2,236
Moody's Corp.	8,740	4,070
Morgan Stanley	63,911	7,456
Nasdaq, Inc.(4)	22,366	1,697
NetApp, Inc.	10,625	933
Neurocrine Biosciences, Inc.*	5,327	589
Newmont Corp.	59,931	2,893
NIKE, Inc., Class B	61,872	3,928
NiSource, Inc.	23,054	924
Northern Trust Corp.(4)	10,880	1,073
Novartis A.G. (Registered)	103,027	11,460
NRG Energy, Inc.	10,685	1,020
Nucor Corp.	12,237	1,473
NVIDIA Corp.	1,285,772	139,352
NVR, Inc.*	166	1,203
Old Dominion Freight Line, Inc.	9,904	1,639
Omnicom Group, Inc.	9,943	824
ONEOK, Inc.	32,465	3,221
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
O'Reilly Automotive, Inc.*	3,036	$4,349
Owens Corning	4,617	659
Palo Alto Networks, Inc.*	34,776	5,934
Paychex, Inc.	17,115	2,640
PayPal Holdings, Inc.*	49,960	3,260
Pentair PLC	8,585	751
PepsiCo, Inc.	71,942	10,787
Phillips 66	21,566	2,663
PNC Financial Services Group (The), Inc.	20,798	3,656
Pool Corp.	2,091	666
PPG Industries, Inc.	12,099	1,323
Principal Financial Group, Inc.	12,002	1,013
Procter & Gamble (The) Co.	123,416	21,033
Progressive (The) Corp.	30,645	8,673
Prologis, Inc.	48,530	5,425
Prudential Financial, Inc.	18,602	2,077
PTC, Inc.*	6,364	986
PulteGroup, Inc.	10,586	1,088
QIAGEN NV*	11,313	449
Quanta Services, Inc.	7,821	1,988
Quest Diagnostics, Inc.	5,843	989
Raymond James Financial, Inc.	10,113	1,405
Regions Financial Corp.	48,338	1,050
Rivian Automotive, Inc., Class A*	37,986	473
Rockwell Automation, Inc.	5,856	1,513
Royal Caribbean Cruises Ltd.	13,306	2,734
S&P Global, Inc.	16,595	8,432
Salesforce, Inc.	50,175	13,465
SBA Communications Corp.	5,534	1,218
Schlumberger N.V.	74,645	3,120
Schneider Electric S.E.	28,615	6,624
Seagate Technology Holdings PLC	11,036	938
Sempra	33,584	2,397
ServiceNow, Inc.*	10,924	8,697
Smurfit WestRock PLC	14,243	642
Smurfit WestRock PLC	13,746	617
Solventum Corp.*	8,071	614
Spotify Technology S.A.*	8,069	4,438
State Street Corp.	15,313	1,371
Steel Dynamics, Inc.	7,725	966
STERIS PLC	5,153	1,168
Swiss Re A.G.	15,721	2,669
Synchrony Financial	20,124	1,065
See Notes to the Financial Statements.
EQUITY FUNDS 202 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Synopsys, Inc.*	8,200	$3,517
Sysco Corp.	25,624	1,923
T. Rowe Price Group, Inc.	11,510	1,057
Take-Two Interactive Software, Inc.*	9,124	1,891
Targa Resources Corp.	10,892	2,184
Target Corp.	24,026	2,507
Tesla, Inc.*	151,681	39,310
Texas Instruments, Inc.	47,802	8,590
The Campbell's Company	11,145	445
TJX (The) Cos., Inc.	58,382	7,111
Tractor Supply Co.	28,655	1,579
Trane Technologies PLC	11,735	3,954
TransUnion	10,211	847
Travelers (The) Cos., Inc.	12,080	3,195
Trimble, Inc.*	13,221	868
Truist Financial Corp.	69,438	2,857
Twilio, Inc., Class A*	7,814	765
U.S. Bancorp	81,651	3,447
Ulta Beauty, Inc.*	2,387	875
Union Pacific Corp.	32,093	7,582
United Parcel Service, Inc., Class B	38,310	4,214
United Rentals, Inc.	3,430	2,150
Valero Energy Corp.	16,501	2,179
Veralto Corp.	13,009	1,268
Verizon Communications, Inc.	221,226	10,035
Visa, Inc., Class A	90,672	31,777
W.W. Grainger, Inc.	2,307	2,279
Walgreens Boots Alliance, Inc.	39,866	445
Walt Disney (The) Co.	94,980	9,375
Waters Corp.*	3,207	1,182
Welltower, Inc.	32,811	5,027
West Pharmaceutical Services, Inc.	3,799	851
Western Digital Corp.*	18,343	742
Weyerhaeuser Co.	39,019	1,142
Williams (The) Cos., Inc.	63,985	3,824
Williams-Sonoma, Inc.	6,522	1,031
Willis Towers Watson PLC	5,404	1,826
Workday, Inc., Class A*	11,341	2,648
Xylem, Inc.	12,621	1,508
Yum! Brands, Inc.	14,540	2,288
Zimmer Biomet Holdings, Inc.	10,561	1,195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 71.3%continued
Zoetis, Inc.	23,634	$3,891
Zscaler, Inc.*	5,256	1,043
		1,331,018
Total Common Stocks
(Cost $1,134,535)		1,821,396

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.78%(5)	8,381	666
Sartorius A.G., 0.35%(5)	1,424	330
		996
Total Preferred Stocks
(Cost $974)		996

RIGHTS – 0.0%
United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) *	2,380	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(6) (7)	33,983,890	33,984
Total Investment Companies
(Cost $33,984)		33,984

Total Investments – 99.5%
(Cost $1,169,493)		1,856,376
Other Assets less Liabilities – 0.5%		10,113
Net Assets – 100.0%		$1,866,489

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  203 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND† continued
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
† Formerly known as the Global Sustainability Index Fund.
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Australian Dollar	331	United States Dollar	208	6/18/25	$1
Bank of Montreal	Hong Kong Dollar	1,381	United States Dollar	178	6/18/25	—*
Barclays	Euro	1,000	United States Dollar	1,098	6/18/25	11
Citibank	Swiss Franc	832	United States Dollar	953	6/18/25	5
Morgan Stanley	Canadian Dollar	700	United States Dollar	492	6/18/25	4
Morgan Stanley	United States Dollar	759	Euro	700	6/18/25	1
Morgan Stanley	United States Dollar	1,116	Japanese Yen	167,000	6/18/25	8
Morgan Stanley	United States Dollar	117	Swedish Krona	1,182	6/18/25	1
Toronto-Dominion Bank	Australian Dollar	400	United States Dollar	256	6/18/25	6
Toronto-Dominion Bank	British Pound	400	United States Dollar	520	6/18/25	3
Toronto-Dominion Bank	Japanese Yen	135,000	United States Dollar	914	6/18/25	6
Subtotal Appreciation						46
Bank of Montreal	United States Dollar	388	Australian Dollar	610	6/18/25	(6)
Bank of Montreal	United States Dollar	388	British Pound	300	6/18/25	(— )*
Bank of Montreal	United States Dollar	404	Canadian Dollar	579	6/18/25	(— )*
Bank of Montreal	United States Dollar	69	Euro	64	6/18/25	(— )*
Bank of Montreal	United States Dollar	689	Swiss Franc	600	6/18/25	(5)
JPMorgan Chase	Japanese Yen	196,200	United States Dollar	1,317	6/18/25	(3)
Morgan Stanley	United States Dollar	126	Australian Dollar	200	6/18/25	(1)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	United States Dollar	1,063	British Pound	820	6/18/25	$(4)
Morgan Stanley	United States Dollar	948	Canadian Dollar	1,350	6/18/25	(6)
Morgan Stanley	United States Dollar	1,634	Euro	1,490	6/18/25	(16)
Morgan Stanley	United States Dollar	2,075	Japanese Yen	305,610	6/18/25	(20)
UBS	United States Dollar	191	Danish Krone	1,306	6/18/25	(1)
Subtotal Depreciation						(62)
Total						$(16)

*	Amount rounds to less than one thousand.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	116	$32,789	Long	6/25	$(130)
Euro Stoxx 50 (Euro)	82	4,601	Long	6/25	(134)
FTSE 100 Index (British Pound)	13	1,443	Long	6/25	(13)
S&P/TSX 60 Index (Canadian Dollar)	2	416	Long	6/25	(— )*
SPI 200 Index (Australian Dollar)	8	984	Long	6/25	(9)
Topix Index (Japanese Yen)	15	2,662	Long	6/25	(63)
Total					$(349)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2025 using adjustment factors designed to reflect more accurately the
See Notes to the Financial Statements.
EQUITY FUNDS 204 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$6,542	$291	$—	$6,833
Canada	58,473	—	—	58,473
Chile	344	456	—	800
China	2,570	3,331	—	5,901
Congo, The Democ. Rep. of	310	—	—	310
Ireland	11,305	1,513	—	12,818
Jersey	745	—	—	745
Singapore	558	4,923	—	5,481
United Kingdom	939	62,226	—	63,165
United States	1,302,244	28,774	—	1,331,018
All Other Countries(1)	—	335,852	—	335,852
Total Common Stocks	1,384,030	437,366	—	1,821,396
Preferred Stocks	—	996	—	996
Investment Companies	33,984	—	—	33,984
Total Investments	$1,418,014	$438,362	$—	$1,856,376
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$46	$—	$46
Liabilities
Forward Foreign Currency Exchange Contracts	—	(62)	—	(62)
Futures Contracts	(349)	—	—	(349)
Total Other Financial Instruments	$(349)	$(16)	$—	$(365)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  205 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 37 funds as of March 31, 2025, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index, U.S. Quality ESG and World Selection Index (formerly known as Global Sustainability Index) Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.
The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which Northern Trust Investments, Inc. ("NTI"), the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, the “Underlying Funds”), and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.
Except for the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Small Cap Core, U.S. Quality ESG and World Selection Index Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.
NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The Board of Trustees ("Board") has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund
EQUITY FUNDS  206 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2025
investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.
C) OPTIONS CONTRACTS  Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.
The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.
The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds' financial statements can be found in Note 10.
D) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
NORTHERN FUNDS ANNUAL REPORT  207 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund's or an Underlying Fund's foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
F) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
G) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.
H) REDEMPTION FEES  The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and World Selection Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.
EQUITY FUNDS  208 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2025

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$—*
Emerging Markets Equity Index	14
Global Real Estate Index	—*
International Equity	—*
International Equity Index	39
Multi-Manager Global Listed Infrastructure	13
World Selection Index	26
* Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$1
Emerging Markets Equity Index	2
Global Real Estate Index	1
International Equity	—*
International Equity Index	37
Multi-Manager Global Listed Infrastructure	8
World Selection Index	3
* Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal years. There were no redemption fees paid for the fiscal year ended March 31, 2025, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds, and for the fiscal year ended March 31, 2024, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds.
I) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
DECLARATION AND PAYMENT FREQUENCY
Active M Emerging Markets Equity	Annually
Active M International Equity	Annually
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Tactical Asset Allocation	Quarterly
Income Equity	Monthly
International Equity	Annually
DECLARATION AND PAYMENT FREQUENCY
International Equity Index	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Mid Cap Index	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Small Cap Core	Annually
Small Cap Index	Annually
Small Cap Value	Annually
Stock Index	Quarterly
U.S. Quality ESG	Quarterly
World Selection Index	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to net operating losses, redemptions as distributions, distributions in excess of sub chapter M requirements, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), and recharacterization of dividends received from investments in REITs. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2025, the following reclassifications were recorded:
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EQUITY FUNDS

Notes to the financial statements continued
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Active M Emerging Markets Equity	$(516)	$797	$(281)
Active M International Equity	503	(1,607)	1,104
Emerging Markets Equity Index	(617)	617	— *
Global Real Estate Index	(9,191)	1,633	7,558
Income Equity	—	(1,014)	1,014
International Equity	1,696	(1,696)	—
International Equity Index	7,128	(7,481)	353
Large Cap Core	35	(1,057)	1,022
Large Cap Value	1	(190)	189
Mid Cap Index	—	(7,834)	7,834
Multi-Manager Global Listed Infrastructure	(25,103)	9,243	15,860
Multi-Manager Global Real Estate	(859)	(29)	888
Small Cap Core	28	(6,836)	6,808
Small Cap Index	86	(161)	75
Small Cap Value	—	(30,916)	30,916
Stock Index	—	(6,504)	6,504
U.S. Quality ESG	112	(706)	594
World Selection Index	(1,045)	(4,739)	5,784

*	Amount rounds to less than one thousand.
J) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.
For the period from November 1, 2024, through the fiscal year ended March 31, 2025, the following Fund incurred net capital losses and/or late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year:
Amounts in thousands
Multi-Manager Global Listed Infrastructure	$6,020
Multi-Manager Global Real Estate	9
Small Cap Core	33
Small Cap Index	27,653
Small Cap Value	178
Stock Index	1,916
During the fiscal year ended March 31, 2025, the Active M Emerging Markets Equity, Global Tactical Asset Allocation, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and U.S. Quality ESG Funds utilized approximately $13,263,000, $3,561,000, $5,259,000, $28,307,000, $8,349,000, $3,109,000 and $6,080,000, respectively, in capital loss carry forwards.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Active M Emerging Markets Equity	$12,660	$—
Emerging Markets Equity Index	54,254	377,209
Global Real Estate Index	3,423	159,206
Global Tactical Asset Allocation	259	1,288
International Equity	18,493	21,429
International Equity Index	536	593,058
Multi-Manager Global Real Estate	1,595	2,728
At March 31, 2025, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$217	$—	$14,534
Active M International Equity	3,581	19,192	73,896
Emerging Markets Equity Index	9,907	—	511,118
Global Real Estate Index	3,188	—	193,489
EQUITY FUNDS  210 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2025
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Global Tactical Asset Allocation	$242	$—	$6,889
Income Equity	1,265	2,632	67,317
International Equity	1,344	—	18,661
International Equity Index	31,552	—	1,843,525
Large Cap Core	750	9,115	117,055
Large Cap Value	318	548	8,914
Mid Cap Index	19,226	51,419	537,449
Multi-Manager Global Listed Infrastructure	974	9,851	49,596
Multi-Manager Global Real Estate	—	—	4,097
Small Cap Core	67	11,162	112,543
Small Cap Index	—	—	317,976
Small Cap Value	2,791	46,659	285,069
Stock Index	5,060	89,550	10,359,757
U.S. Quality ESG	—	10,455	127,440
World Selection Index	6,029	—	657,816

*	Ordinary income includes short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$1,199	$—	$ —
Active M International Equity**	12,830	46,514	—
Emerging Markets Equity Index	52,272	—	—
Global Real Estate Index	30,797	—	—
Global Tactical Asset Allocation	2,614	—	—
Income Equity**	4,442	7,601	—
International Equity	5,867	—	—
International Equity Index	171,276	—	—
Large Cap Core**	4,271	20,991	—
Large Cap Value**	2,573	2,044	—
Mid Cap Index**	51,614	134,918	—
Multi-Manager Global Listed Infrastructure**	26,513	6,864	—
Multi-Manager Global Real Estate	2,720	—	18
Small Cap Core**	6,483	55,702	—
Small Cap Index	20,707	60,553	—
Small Cap Value**	10,451	339,371	—
Stock Index**	215,068	174,544	—
U.S. Quality ESG**	5,114	2,717	—
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
World Selection Index**	$35,318	$68,849	$—

*	Ordinary income includes short-term capital gains, if any.
**
This amount does not include tax equalization utilized for the
Active M International Equity, Income Equity, Large Cap
Core, Large Cap Value, Mid Cap Index, Multi-Manager
Global Listed Infrastructure, Small Cap Core, Small Cap
Value, Stock Index, U.S. Quality ESG, and World Selection
Index Funds of $1,104,000, $1,014,000, $1,022,000, $189,000,
$7,834,000, $4,229,000, $6,808,000, $30,916,000, $6,478,000,
$594,000 and $5,784,000, which the Funds designated as
being distributed to shareholders on their redemption of
shares.

The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Active M Emerging Markets Equity	$2,577	$—
Active M International Equity	14,004	16,337
Emerging Markets Equity Index	55,030	—
Global Real Estate Index**	8,949	—
Global Tactical Asset Allocation	3,617	—
Income Equity	3,173	7,040
International Equity	7,629	—
International Equity Index	147,537	—
Large Cap Core	3,191	18,376
Large Cap Value	3,208	—
Mid Cap Index	31,630	112,763
Multi-Manager Global Listed Infrastructure**	12,646	—
Multi-Manager Global Real Estate**	1,191	—
Small Cap Core	10,590	19,689
Small Cap Index	17,534	4,756
Small Cap Value***	23,501	85,490
Stock Index	179,092	407,763
U.S. Quality ESG	5,056	—
World Selection Index	30,975	—

*	Ordinary income includes short-term capital gains, if any.
**	Represents the period from December 1, 2023 to March 31, 2024.
***	This amount does not include tax equalization utilized of $43,623,000 which the Fund designated as being distributed to shareholders on their redemption of shares.
At March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds changed their tax year-ends from November 30 to
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EQUITY FUNDS

Notes to the financial statements continued
March 31. Prior to March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds had a tax year-end of November 30.
Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds' distributions is reported on IRS Form 1099-DIV.
As of March 31, 2025, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
K) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.
NTI has contractually agreed to limit payments of service fees from Class I shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds to an annual rate of 0.10 percent, 0.10 percent and 0.05 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds.
There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the fiscal year ended March 31, 2025.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the fiscal year ended March 31, 2025.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired upon the approval of the New Credit Facility discussed below.
At a meeting held on August 15, 2024, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is a $185,000,000 senior unsecured revolving credit facility. The interest rate charge and the terms of the annual commitment fee under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 8, 2024 and will expire on November 7, 2025, unless renewed.
EQUITY FUNDS  212 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2025
During the fiscal year ended March 31, 2025, the following Funds had borrowings with the average loan amounts on days the Fund had borrowings and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Global Tactical Asset Allocation	$1,050	6.42%
Income Equity	1,100	5.58
International Equity	1,193	5.55
Large Cap Core	800	6.42
Multi-Manager Global Listed Infrastructure	2,000	5.41
Multi-Manager Global Real Estate	16,500	5.83
Small Cap Index	1,000	5.40
Small Cap Value	18,800	5.33
U.S. Quality ESG	700	5.61
World Selection Index	11,663	6.36
No other Funds had any borrowings or incurred any interest expense during the fiscal year ended March 31, 2025. No Funds had any outstanding loan amounts at March 31, 2025.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets).
With respect to the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund's or Class's operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.
At March 31, 2025, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.1400%	0.1549%
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EQUITY FUNDS

Notes to the financial statements continued
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Global Real Estate Index	0.4000%	0.4700%
Global Tactical Asset Allocation	0.2300%	0.2500%
Income Equity	0.4600%	0.4800%
International Equity	0.4700%	0.4900%
International Equity Index	0.0900%	0.1049%
Large Cap Core	0.4400%	0.4500%
Large Cap Value	0.5300%	0.5500%
Mid Cap Index	0.0900%	0.1049%
Small Cap Core	0.3800%	0.4000%
Small Cap Index	0.0900%	0.1049%
Small Cap Value	0.4500%	0.5000%
Stock Index	0.0400%	0.0549%
U.S. Quality ESG	0.3700%	0.3900%
World Selection Index	0.1800%	0.2400%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Active M Emerging Markets Equity	1.080%	1.048%	1.017%	1.100%
Active M International Equity	0.820%	0.795%	0.771%	0.840%
Multi-Manager Global Listed Infrastructure	0.900%	0.873%	0.847%	0.960%
Multi-Manager Global Real Estate	0.890%	0.863%	0.837%	0.910%
Prior to January 1, 2025, the annual management fees and contractual expense limitations for the Funds below were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Small Cap Core	0.4700%	0.4900%
Small Cap Value	0.9500%	1.0000%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2025 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of March 31, 2025, Axiom Investors LLC, FIAM LLC and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.
As of March 31, 2025, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.
As of March 31, 2025, Cohen & Steers Capital Management, Inc., Eagle Global Advisors, LLC, First Sentier Investors (Australia) IM Ltd., KBI Global Investors (North America), Ltd. and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.
As of March 31, 2025, Janus Henderson Investors US LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.
NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce
EQUITY FUNDS  214 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2025
a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At March 31, 2025, the Funds held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended March 31, 2025, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the fiscal year ended March 31, 2025, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the fiscal year ended March 31, 2025, the International Equity Index Fund received reimbursements from NTI of less than $1,000 in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Fund's Statements of Operations.
During the fiscal year ended March 31, 2025, the Emerging Markets Equity Index and World Selection Index Funds received reimbursements from NTI of approximately $4,000 and $2,000, respectively, in connection with the correction of errors.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the fiscal year ended March 31, 2025, the Global Real Estate Index, International Equity, International Equity Index and World Selection Index Funds paid Northern Trust approximately  $2,000, $1,000, $15,000 and $2,000, respectively. The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and World Selection Index Funds received amounts from Northern Trust of approximately $12,000, $20,000, $23,000, $12,000, $201,000, $28,000 and $37,000, respectively. The Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.
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Notes to the financial statements continued
7. INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$ —	$187,574	$ —	$196,519
Active M International Equity	—	180,857	—	218,122
Emerging Markets Equity Index	—	359,346	—	210,758
Global Real Estate Index	—	214,938	—	93,730
Global Tactical Asset Allocation	—	77,128	—	94,104
Income Equity	—	87,266	—	42,357
International Equity	—	68,016	—	75,218
International Equity Index	—	959,410	—	969,349
Large Cap Core	—	102,279	—	128,911
Large Cap Value	—	38,738	—	43,214
Mid Cap Index	—	351,461	—	479,602
Multi-Manager Global Listed Infrastructure	—	651,018	—	823,716
Multi-Manager Global Real Estate	—	64,847	—	92,995
Small Cap Core	—	70,586	—	182,172
Small Cap Index	—	262,137	—	246,027
Small Cap Value	—	260,315	—	537,840
Stock Index	—	887,836	—	488,799
U.S. Quality ESG	—	193,317	—	177,989
World Selection Index	—	268,880	—	604,390
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.
At March 31, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$20,657	$ (6,082)	$14,575	$138,027
Active M International Equity	92,258	(18,322)	73,936	391,082
Emerging Markets Equity Index	625,292	(99,736)	525,556	1,325,824
Global Real Estate Index	272,449	(78,494)	193,955	913,980
Global Tactical Asset Allocation	7,148	(259)	6,889	70,358
Income Equity	70,970	(3,653)	67,317	158,714
International Equity	23,131	(4,465)	18,666	117,213
International Equity Index	1,940,160	(96,662)	1,843,498	3,094,872
Large Cap Core	118,684	(1,629)	117,055	164,237
Large Cap Value	10,935	(2,021)	8,914	53,677
Mid Cap Index	653,365	(115,916)	537,449	1,381,211
Multi-Manager Global Listed Infrastructure	74,109	(24,492)	49,617	800,611
Multi-Manager Global Real Estate	6,970	(2,871)	4,099	90,052
Small Cap Core	146,718	(34,175)	112,543	241,520
Small Cap Index	436,487	(118,511)	317,976	809,585
Small Cap Value	322,891	(37,822)	285,069	496,030
Stock Index	10,479,115	(119,358)	10,359,757	4,169,682
U.S. Quality ESG	136,420	(8,980)	127,440	364,379
World Selection Index	693,106	(35,324)	657,782	1,198,229
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March 31, 2025
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	2,413	$36,044	17	$258	(3,182)	$(48,441)	(752)	$(12,139)
Active M International Equity	4,724	56,341	3,674	38,906	(6,733)	(80,961)	1,665	14,286
Emerging Markets Equity Index	32,091	369,782	678	7,587	(20,390)	(235,169)	12,379	142,200
Global Real Estate Index	32,285	323,455	563	5,415	(20,933)	(202,940)	11,915	125,930
Global Tactical Asset Allocation	378	4,955	184	2,382	(1,846)	(23,740)	(1,284)	(16,403)
Income Equity	4,438	74,604	693	11,503	(2,017)	(34,084)	3,114	52,023
International Equity	875	9,188	359	3,512	(1,894)	(19,608)	(660)	(6,908)
International Equity Index	47,096	695,357	2,628	36,192	(48,043)	(707,662)	1,681	23,887
Large Cap Core	421	12,186	828	23,416	(1,330)	(38,071)	(81)	(2,469)
Large Cap Value	52	1,115	221	4,451	(305)	(6,460)	(32)	(894)
Mid Cap Index	12,488	269,053	7,238	149,036	(18,543)	(398,733)	1,183	19,356
Multi-Manager Global Listed Infrastructure	12,387	154,343	1,789	21,218	(27,591)	(335,749)	(13,415)	(160,188)
Multi-Manager Global Real Estate	1,060	11,554	114	1,223	(3,838)	(41,011)	(2,664)	(28,234)
Small Cap Index	13,488	191,822	4,391	60,856	(12,879)	(180,049)	5,000	72,629
Small Cap Value	7,356	122,277	26,227	340,170	(24,579)	(410,480)	9,004	51,967
Stock Index	28,621	1,632,118	3,603	213,128	(22,845)	(1,318,593)	9,379	526,653
Transactions in Shares class for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	3,772	$51,281	37	$512	(5,836)	$(78,955)	(2,027)	$(27,162)
Active M International Equity	3,060	36,463	1,217	14,037	(7,311)	(85,297)	(3,034)	(34,797)
Emerging Markets Equity Index	43,065	454,427	870	9,118	(38,772)	(412,158)	5,163	51,387
Global Real Estate Index	17,956	160,250	538	4,778	(25,903)	(231,228)	(7,409)	(66,200)
Global Tactical Asset Allocation	901	10,735	242	2,908	(2,451)	(29,886)	(1,308)	(16,243)
Income Equity	1,095	15,786	688	9,745	(1,393)	(19,680)	390	5,851
International Equity	2,082	20,016	441	4,283	(2,054)	(19,864)	469	4,435
International Equity Index	45,884	632,146	2,250	30,758	(55,038)	(741,875)	(6,904)	(78,971)
Large Cap Core	736	17,829	806	19,736	(1,788)	(43,674)	(246)	(6,109)
Large Cap Value	78	1,507	161	3,090	(358)	(6,867)	(119)	(2,270)
Mid Cap Index	13,643	275,895	5,620	111,901	(25,697)	(506,973)	(6,434)	(119,177)
Multi-Manager Global Listed Infrastructure	20,179	235,495	1,285	14,966	(22,411)	(254,584)	(947)	(4,123)
Multi-Manager Global Real Estate	1,464	14,494	115	1,152	(1,706)	(16,764)	(127)	(1,118)
Small Cap Index	9,304	117,754	677	8,975	(22,836)	(284,785)	(12,855)	(158,056)
Small Cap Value	7,568	141,018	5,495	106,766	(47,445)	(894,611)	(34,382)	(646,827)
Stock Index	22,522	1,081,254	8,026	390,943	(29,929)	(1,416,423)	619	55,774
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Notes to the financial statements continued
Transactions in Class K shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	474	$12,653	907	$22,879	(3,759)	$(104,127)	(2,378)	$(68,595)
U.S. Quality ESG	2,991	55,275	161	3,385	(3,178)	(65,244)	(26)	(6,584)
World Selection Index	10,530	242,595	1,792	40,674	(6,003)	(140,521)	6,319	142,748
Transactions in Class K shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	144	$3,864	481	$12,974	(861)	$(22,444)	(236)	$(5,606)
U.S. Quality ESG	1,989	36,143	66	1,146	(4,533)	(73,869)	(2,478)	(36,580)
World Selection Index	6,423	125,241	253	5,119	(9,516)	(197,949)	(2,840)	(67,589)
Transactions in Class I shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	1,163	$32,649	1,358	$34,255	(1,877)	$ (50,242)	644	$16,662
U.S. Quality ESG	1,399	34,140	32	670	(354)	(7,378)	1,077	27,432
World Selection Index	11,369	261,108	2,252	51,081	(30,269)	(701,281)	(16,648)	(389,092)
Transactions in Class I shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	1,050	$27,526	500	$13,463	(1,508)	$ (39,745)	42	$1,244
U.S. Quality ESG	463	7,659	16	285	(208)	(3,510)	271	4,434
World Selection Index	23,765	463,532	820	16,620	(11,360)	(221,481)	13,225	258,671
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the fiscal year ended March 31, 2025, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,902	$118,524	$121,693	$—	$—	$—	$281	$4,733	$4,732,800
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March 31, 2025
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
Active M International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$15,408	$184,272	$182,260	$—	$—	$—	$823	$17,420	$17,419,715
Emerging Markets Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	59,840	238,173	249,173	—	—	—	2,336	48,840	48,840,280
Global Real Estate Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,966	214,680	208,391	—	—	—	536	10,255	10,255,344
Global Tactical Asset Allocation	Flexshares® Credit-Scored U.S. Corporate Bond Index Fund	1,921	1,488	3,439	34	(4)	—	48	—	—
	Flexshares® Credit-Scored U.S. Long Corporate Bond Index Fund	92	1,704	1,810	12	2	—	16	—	—
	Flexshares® Developed Markets Ex-U.S. Quality Low Volatility Index Fund	2,378	32	505	153	13	—	67	2,071	71,994
	Flexshares® Disciplined Duration MBS Index Fund	3,292	—	3,274	(87)	69	—	27	—	—
	Flexshares® Global Quality Real Estate Index Fund	1,829	866	1,856	(47)	(21)	—	37	771	13,308
	Flexshares® High Yield Value-Scored Bond Index Fund	9,137	150	9,152	526	(661)	—	268	—	—
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
	Flexshares® Iboxx 5-Year Target Duration TIPS Index Fund	$6,400	$1,723	$6,559	$413	$(413)	$—	$159	$1,564	$64,503
	Flexshares® International Quality Dividend Index Fund	4,759	39	4,931	(558)	691	—	67	—	—
	Flexshares® Morningstar Developed Markets Ex-U.S. Factor Tilt Index Fund	4,757	97	1,492	24	121	—	157	3,507	46,879
	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	4,578	1,971	1,839	5	119	—	179	4,834	92,097
	Flexshares® Morningstar Global Upstream Natural Resources Index Fund	3,669	99	3,823	(62)	117	—	18	—	—
	Flexshares® Morningstar U.S. Market Factor Tilt Index Fund	10,253	1,755	3,422	(858)	1,240	—	115	8,968	43,590
	Flexshares® Quality Dividend Index Fund	10,240	61	10,387	(3,266)	3,352	—	40	—	—
	Flexshares® STOXX Global Broad Infrastructure Index Fund	1,834	828	1,849	(24)	18	—	35	807	13,996
	Flexshares® U.S. Quality Low Volatility Index Fund	5,125	—	694	171	192	—	84	4,794	72,722
	Flexshares® Ultra-Short Income Fund	914	—	912	(13)	11	—	8	—	—
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March 31, 2025
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
	Northern Funds - Fixed Income Fund	$—	$15,080	$3,225	$(119)	$10	$—	$357	$11,746	$1,316,856
	Northern Funds - High Yield Fixed Income Fund	—	4,180	1,816	(4)	4	—	171	2,364	394,615
	Northern Funds - International Equity Index Fund	—	7,110	2,862	89	35	—	161	4,372	293,223
	Northern Funds - Small Cap Core Fund	—	1,826	27	(27)	27	—	3	1,799	77,155
	Northern Funds - Stock Index Fund	—	20,873	3,271	402	326	—	245	18,330	322,307
	Northern Funds - U.S. Treasury Index Fund	—	5,743	5,670	—	(73)	—	50	—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	—	44,444	43,282	—	—	—	56	1,162	1,162,359
	Total	$71,178	$110,069	$116,097	$(3,236)	$5,175	$—	$2,368	$67,089	3,985,604
Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,033	$56,856	$58,324	$—	$—	$—	$159	$2,565	$2,564,533
International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	574	17,426	17,878	—	—	—	28	122	122,131
International Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,563	524,731	537,380	—	—	—	601	1,914	1,914,146
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$889	$32,888	$30,672	$—	$—	$—	$120	$3,105	$3,104,812
Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	340	5,818	5,656	—	—	—	32	502	501,581
Mid Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,265	236,507	248,409	—	—	—	1,073	21,363	21,362,917
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,638	533,100	534,924	—	—	—	1,347	25,814	25,813,750
Multi-Manager Global Real Estate	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,270	50,028	50,314	—	—	—	208	2,984	2,983,830
Small Cap Core	Methode Electronics, Inc.	99	—	20	11	(50)	—	4	40	6,238
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,317	73,365	69,792	—	—	—	684	10,890	10,890,276
	Total	$7,416	$73,365	$69,812	$11	$(50)	$—	$688	$10,930	10,896,514
Small Cap Index	Methode Electronics, Inc.	$183	$51	$40	$(88)	$3	$—	$9	$109	$17,189
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,996	176,363	184,435	—	—	—	1,031	22,924	22,923,612
	Total	$31,179	$176,414	$184,475	$(88)	$3	$—	$1,040	$23,033	22,940,801
Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,375	$321,103	$326,820	$—	$—	$—	$1,234	$14,658	$14,658,205
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March 31, 2025
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES, END OF YEAR
Stock Index	Nasdaq, Inc.	$7,116	$894	$44	$1,541	$10	$—	$118	$9,517	$125,455
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	187,947	1,230,451	1,288,403	—	—	—	8,743	129,995	129,995,161
	Northern Trust Corp.	5,200	628	563	453	168	—	187	5,886	59,662
	Total	$200,263	$1,231,973	$1,289,010	$1,994	$178	$—	$9,048	$145,398	130,180,278
U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,697	$70,954	$68,475	$—	$—	$—	$200	$5,176	$5,175,686
World Selection Index	Nasdaq, Inc.	1,381	368	360	276	32	—	22	1,697	22,366
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,612	383,508	363,136	—	—	—	968	33,984	33,983,890
	Northern Trust Corp.	1,180	—	209	122	(20)	—	34	1,073	10,880
	Total	$16,173	$383,876	$363,705	$398	$12	$—	$1,024	$36,754	34,017,136
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2025:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$—	Net Assets - Net unrealized depreciation	$(50)*
Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(209)*
Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(1,707)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	26	Unrealized depreciation on forward foreign currency exchange contracts	(30)
Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	35 *	Net Assets - Net unrealized depreciation	(219)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	28	Unrealized depreciation on forward foreign currency exchange contracts	(12)
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Notes to the financial statements continued
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Global Tactical Asset Allocation	Equity contracts	Net Assets - Net unrealized appreciation	$26 *	Net Assets - Net unrealized depreciation	$—
Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(11)*
	Equity contracts			Outstanding options written, at value	(12)
International Equity	Equity contracts	Net Assets - Net unrealized appreciation	3 *	Net Assets - Net unrealized depreciation	(50)*
International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(1,071)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	22	Unrealized depreciation on forward foreign currency exchange contracts	(143)
Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(18)*
Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	2 *	Net Assets - Net unrealized depreciation	—
Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(126)*
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	23 *	Net Assets - Net unrealized depreciation	(131)*
Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(80)*
Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(348)*
Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	9	Net Assets - Net unrealized depreciation	(114)*
Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	1,142 *	Net Assets - Net unrealized depreciation	—
U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(34)*
World Selection Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(349)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	46	Unrealized depreciation on forward foreign currency exchange contracts	(62)

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
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March 31, 2025
As of March 31, 2025, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index Fund	Bank of Montreal	$1	$—	$—	$1
	Citibank	25	(25)	—	—
	Total	$26	$(25)	$—	$1
Global Real Estate Index Fund	Bank of Montreal	3	(3)	—	—
	Citibank	13	(6)	—	7
	Morgan Stanley	12	—	—	12
	Total	$28	$(9)	$—	$19
International Equity Index Fund	Citibank	10	—	—	10
	Morgan Stanley	12	(12)	—	—
	Total	$22	$(12)	$—	$10
World Selection Index Fund	Bank of Montreal	1	(1)	—	—
	Barclays	11	—	—	11
	Citibank	5	—	—	5
	Morgan Stanley	14	(14)	—	—
	Toronto-Dominion Bank	15	—	—	15
	Total	$46	$(15)	$—	$31

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index Fund	Citibank	$(30)	$25	$—	$(5)
	UBS	—*	—	—	—*
	Total	$(30)	$25	$—	$(5)
Global Real Estate Index Fund	Bank of Montreal	(3)	3	—	—
	BNP Paribas	(3)	—	—	(3)
	Citibank	(6)	6	—	—
	Total	$(12)	$9	$—	$(3)
International Equity Index Fund	Bank of Montreal	(3)	—	—	(3)
	BNP Paribas	(11)	—	—	(11)
	JPMorgan Chase	(45)	—	—	(45)
	Morgan Stanley	(84)	12	—	(72)
	Total	$(143)	$12	$—	$(131)
World Selection Index Fund	Bank of Montreal	(11)	1	—	(10)
	JPMorgan Chase	(3)	—	—	(3)
	Morgan Stanley	(47)	14	—	(33)
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Notes to the financial statements continued
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
	UBS	$(1)	$—	$—	$(1)
	Total	$(62)	$15	$—	$(47)

*	Amount rounds to less than one thousand.
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended March 31, 2025:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$236
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(62)
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	1,593
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	339
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	793
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	3
Global Tactical Asset Allocation	Interest rate contracts	Net realized gains (losses) on futures contracts	(43)
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	213
	Equity contracts	Net realized gains (losses) on options written	(57)
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	40
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(280)
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(119)
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	156
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	5
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,698)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	(13)
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	1,211
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(4,181)
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(730)
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	7,583
U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	155
World Selection Index	Equity contracts	Net realized gains (losses) on futures contracts	1,295
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(163)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(50)
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(264)
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March 31, 2025
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,606)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(63)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(400)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(34)
Global Tactical Asset Allocation	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	26
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(85)
	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(105)
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(144)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,037)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	55
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(42)
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(5)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,214)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(213)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(243)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,074)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(555)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,896)
U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(98)
World Selection Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(927)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	39
Volume of derivative activity for the fiscal year ended March 31, 2025*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	—	$ —	70	$794	—	$ —
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Notes to the financial statements continued
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M International Equity	—	$—	60	$1,673	—	$—
Emerging Markets Equity Index	73	780	143	2,802	—	—
Global Real Estate Index	159	392	397	786	—	—
Global Tactical Asset Allocation	—	—	—	—	4	3,885
Income Equity	—	—	214	510	—	—
International Equity	—	—	99	293	—	—
International Equity Index	77	3,252	256	1,949	—	—
Large Cap Core	—	—	34	1,023	—	—
Large Cap Value	—	—	15	522	—	—
Mid Cap Index	—	—	121	2,732	—	—
Multi-Manager Global Listed Infrastructure	—	—	135	1,984	—	—
Small Cap Core	—	—	64	1,892	—	—
Small Cap Index	—	—	111	2,242	—	—
Small Cap Value	—	—	85	4,082	—	—
Stock Index	—	—	50	33,011	—	—
U.S. Quality ESG	—	—	55	1,243	—	—
World Selection Index	198	591	350	1,444	—	—
*
Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for foreign currency exchange contracts, equity and interest rate futures contracts and written options equity contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
12. OPERATING SEGMENTS
During the reporting period, the Funds adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM.
Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
13. LEGAL PROCEEDINGS
On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group
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March 31, 2025
of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claims in these actions stem from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the NWHI Litigation Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, the District Court dismissed all fraudulent conveyance claims against the former public shareholder defendants, including the claims against the Small Cap Funds. Plaintiffs appealed from that decision before U.S. Court of Appeals for the Second Circuit. On November 27, 2023, the Second Circuit affirmed the District Court's dismissal of the Litigation Trustee's and Indenture Trustee's claims against the former Jones Group shareholders, except the claims against certain former Jones Group directors, officers, and employees who received payment for their shares through Nine West's payroll provider. Although certain of these former Jones Group employees petitioned the Second Circuit for rehearing of the appeal, the Litigation Trustees and Indenture Trustees did not seek rehearing. On January 3, 2024, the Second Circuit denied the employee shareholders' petition for rehearing. On April 2, 2024, the employee shareholders filed a petition with the Supreme Court of the United States for a writ of certiorari. The Litigation Trustees and Indenture Trustees elected not to oppose the petition or file a cross-petition. On May 13, 2024, the Supreme Court of the United States denied the employee shareholders' petition. On May 15, 2024, the Second Circuit filed a mandate formally closing the appeal. As a result, all claims against the Small Cap Funds in this action remain dismissed and this action is closed.
14. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (PBEs) must apply the ASU's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.
15. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
16. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than noted below.
The Board of Northern Funds approved the termination of Polen Capital Management, LLC as a sub-adviser to Active M International Equity Fund effective on April 1, 2025, and the appointment of AllianceBernstein L.P. as a sub-adviser to Active M International Equity Fund effective on April 10, 2025.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Northern Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of nineteen separate portfolios of Northern Funds, comprising the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Fund, Large Cap Value Fund, Mid Cap Index Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Small Cap Core Fund, Small Cap Index Fund, Small Cap Value Fund, Stock Index Fund, U.S. Quality ESG Fund, and World Selection Index Fund (formerly known as Global Sustainability Index Fund)  (collectively, the “Funds”), including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Active M Emerging Markets Equity Fund, Active M International Equity Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Fund, Large Cap Value Fund, Mid Cap Index Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Small Cap Index Fund, Small Cap Value Fund, and Stock Index Fund; the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and for the period from July 30, 2020 (commencement of operations) to March 31, 2021, for Small Cap Core Fund, U.S. Quality ESG Fund, and World Selection Index Fund; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Active M Emerging Markets Equity Fund, Active M International Equity Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Fund, Large Cap Value Fund, Mid Cap Index Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Small Cap Index Fund, Small Cap Value Fund, and Stock Index Fund as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Small Cap Core Fund, U.S. Quality ESG Fund, and World Selection Index Fund as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and for the period from July 30, 2020 (commencement of operations) through March 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall
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presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 27, 2025
We have served as the auditor of one or more Northern Trust investment companies since 2002.
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TAX AND DISTRIBUTION INFORMATION
CAPITAL GAIN DISTRIBUTION — The following Funds made capital gain distributions in December 2024, and hereby designated these long-term capital gain distributions as follows (per share):
LONG-TERM CAPITAL GAIN
Active M International Equity	$1.239283
Income Equity	0.628818
Large Cap Core	2.135854
Large Cap Value	0.704332
Mid Cap Index	1.448513
Multi-Manager Global Listed Infrastructure	0.087184
Small Cap Core	4.052773
Small Cap Index	0.697029
Small Cap Value	7.263053
Stock Index	0.699110
U.S. Quality ESG	0.105915
World Selection Index	0.836112
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD)  — A percentage of the dividends distributed during the fiscal year ended March 31, 2025 for the following Funds qualifies for the dividends-received deduction for corporate shareholders:
CORPORATE DRD PERCENTAGE
Active M Emerging Markets Equity	0.92%
Active M International Equity	0.32%
Emerging Markets Equity Index	0.07%
Global Real Estate Index	0.09%
Global Tactical Asset Allocation	17.47%
Income Equity	81.51%
Large Cap Core	90.06%
Large Cap Value	47.22%
Mid Cap Index	44.09%
Multi-Manager Global Listed Infrastructure	26.74%
Multi-Manager Global Real Estate	0.62%
Small Cap Core	60.14%
Small Cap Index	51.71%
Small Cap Value	100.00%
Stock Index	80.91%
U.S. Quality ESG	100.00%
World Selection Index	46.70%
FOREIGN TAX CREDIT  — The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:
	TAXES	INCOME
Active M Emerging Markets Equity	$0.0393	$0.4166
Active M International Equity	0.0041	0.3131
Emerging Markets Equity Index	0.0334	0.3246
Global Tactical Asset Allocation	0.0110	0.0902
International Equity	0.0318	0.3902
International Equity Index	0.0331	0.4644
Multi-Manager Global Listed Infrastructure	0.0071	0.3577
LONG-TERM CAPITAL GAIN  — The following Funds designated the below amount as long-term capital gains, pursuant to Section 852 of the Internal Revenue Code, for the fiscal year ended March 31, 2025:
Amounts in thousands	LONG-TERM CAPITAL GAIN
Active M International Equity	$20,237
Income Equity	3,646
Large Cap Core	10,138
Large Cap Value	738
Mid Cap Index	59,253
Multi-Manager Global Listed Infrastructure	19,026
Small Cap Core	17,971
Small Cap Value	77,576
Stock Index	96,029
U.S. Quality ESG	11,049
World Selection Index	5,788
QUALIFIED DIVIDEND INCOME (QDI)  — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2025, are designated as “qualified dividend income,” as defined in the Act, subject to reduced tax rates in 2024:
QDI PERCENTAGE
Active M Emerging Markets Equity	100.00%
Active M International Equity	92.62%
Emerging Markets Equity Index	50.52%
Global Real Estate Index	30.46%
Global Tactical Asset Allocation	31.23%
Income Equity	85.01%
International Equity	78.02%
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March 31, 2025 (Unaudited)
QDI PERCENTAGE
International Equity Index	85.48%
Large Cap Core	95.08%
Large Cap Value	51.05%
Mid Cap Index	46.45%
Multi-Manager Global Listed Infrastructure	58.58%
Multi-Manager Global Real Estate	29.64%
Small Cap Core	69.70%
Small Cap Index	58.44%
Small Cap Value	100.00%
Stock Index	84.66%
U.S. Quality ESG	100.00%
World Selection Index	95.67%
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Form N-CSR - Items 8 - 11	March 31, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	March 31, 2025 (Unaudited)
Board Considerations relating to the Approval of AllianceBernstein L.P. as a New Sub-Adviser to Active M International Equity Fund
At an in-person meeting held on February 12-13, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Active M International Equity Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”).
At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about AllianceBernstein, including: (i) the nature, extent and quality of the investment advisory services to be provided by AllianceBernstein, and the experience and qualifications of the personnel proposed to provide such services; (ii) AllianceBernstein’s financial condition, history of operations and ownership structure; (iii) AllianceBernstein’s brokerage and soft dollar practices; (iv) AllianceBernstein’s investment strategies and styles of investing; (v) AllianceBernstein’s performance history with respect to other accounts or funds using an investment strategy similar to the Fund; (vi) information with respect to AllianceBernstein’s risk management and cybersecurity programs; (vii) AllianceBernstein’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including AllianceBernstein’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law.
The Trustees considered Northern’s reasons for adding AllianceBernstein as a sub-adviser to the Fund, including why Northern believed that AllianceBernstein may contribute to the Fund’s performance while reducing risk and maintaining style neutrality. The Trustees discussed the Northern’s proposed allocation of assets among AllianceBernstein and the other sub-advisers to the Fund.
In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon Northern’s recommendations and performance evaluations of AllianceBernstein.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to AllianceBernstein’s operations, qualifications, performance and experience in managing the proposed strategy. The Trustees considered Northern’s evaluation of AllianceBernstein’s potential to improve performance while reducing risk and maintaining style neutrality. The Trustees reviewed the CCO’s evaluation of AllianceBernstein’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Trustees concluded that AllianceBernstein was able to provide quality services to the Fund.
Fees, Expenses and Performance
The Trustees considered the proposed sub-advisory fee to be paid by Northern out of Northern’s management fees. The Trustees considered AllianceBernstein’s proposed fees at various asset levels of the Fund in relation to the other sub-advisers to the Fund, and in relation to AllianceBernstein’s fee schedule for other accounts or funds using a similar investment strategy.
The Trustees considered the expected impact on the Fund’s profitability to Northern before and after the proposed changes to the Fund’s sub-advisers, together with the proposed portfolio reallocations among all of the Fund’s sub-advisers, which showed that Northern’s profitability would remain the same at asset levels as of December 31, 2024. The Trustees did not consider AllianceBernstein’s projected profitability because Northern would be paying AllianceBernstein out of the management fees that Northern received from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate competitive sub-advisory fees.
The Trustees considered and evaluated AllianceBernstein’s performance in other accounts that it manages using a similar investment strategy, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of the Fund over various time periods based on the proposed sub-adviser changes. The Trustees also considered AllianceBernstein’s investment strategy performance against its performance benchmark.
Based upon the information provided, the Trustees concluded that the proposed fee to be paid under the sub-advisory agreement was fair and reasonable in light of the services to be provided by AllianceBernstein and consistent with those that would be obtained through arms-length negotiations, and that AllianceBernstein’s performance record in its strategy was generally satisfactory.
Economies of Scale
The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. The Trustees
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
noted that AllianceBernstein had a breakpoint in its sub-advisory fee structure.  However, the Trustees generally considered economies of scale primarily at the management fee level given that Northern would be paying AllianceBernstein out of its management fee. Accordingly, the Trustees concluded that the proposed fee arrangement with AllianceBernstein at current and projected assets levels for the Fund is reasonable.
Fall Out and Other Benefits
The Trustees considered other potential benefits to be derived by AllianceBernstein as a result of its relationship with the Fund or Northern. For example, the Trustees noted that AllianceBernstein may obtain reputational benefits from the success of the Fund. The Trustees noted Northern’s disclosure that AllianceBernstein has business relationships with certain affiliates of Northern Trust that provide certain services for its clients. The Trustees considered that Northern was not aware of any other conflicts of interest relevant to the Fund or Northern. The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above and the recommendations by Northern, the Trustees, including the Independent Trustees, determined that the proposed fee to be paid to AllianceBernstein was fair and reasonable in light of the services to be provided by AllianceBernstein and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement.
Board Considerations relating to the Approval of Cohen & Steers Capital Management, Inc. as a New Sub-Adviser to Multi-Manager Global Listed Infrastructure Fund
At an in-person meeting held on February 12-13, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Multi-Manager Global Listed Infrastructure Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and Cohen & Steers Capital Management, Inc. (“Cohen” or the “Sub-Adviser”).
At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about Cohen, including: (i) the nature, extent and quality of the investment advisory services to be provided by Cohen, and the experience and qualifications of the personnel proposed to provide such services; (ii) Cohen’s financial condition, history of operations and ownership structure; (iii) Cohen’s brokerage and soft dollar practices; (iv) Cohen’s investment strategies and styles of investing; (v) Cohen’s performance history with respect to other accounts or funds using an investment strategy similar to the Fund; (vi) information with respect to Cohen’s risk management and cybersecurity programs; (vii) Cohen’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including Cohen’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law.
The Trustees considered Northern’s reasons for proposing that Cohen be added as a sub-adviser to the Fund, including why Northern believed that Cohen may contribute to improved performance. The Trustees discussed the proposed allocation of assets among Cohen and the other sub-advisers to the Fund.
In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations provided by Northern.
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March 31, 2025 (Unaudited)
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to Cohen’s operations, qualifications, performance and experience in managing the type of strategy for which Cohen was proposed to be engaged. The Trustees considered Northern’s evaluation of Cohen’s potential to contribute to improving the Fund’s relative performance. The Trustees reviewed the CCO’s evaluation of Cohen’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Trustees concluded that Cohen was able to provide quality services to the Fund.
Fees, Expenses and Performance
The Trustees considered the proposed sub-advisory fee that Cohen would be paid by Northern out of Northern’s management fees. The Trustees considered Cohen’s proposed fees at various asset levels of the Fund in relation to the other sub-advisers to the Fund, and in relation to Cohen’s fee schedule for other accounts or funds using an investment strategy similar to the Fund.
The Trustees considered the expected profitability of the Fund to Northern before and after the addition of the sub-advisers proposed at the Meeting, together with the proposed portfolio reallocations among all of the Fund’s sub-advisers, which showed that Northern’s profitability would slightly increase at asset levels as of December 31, 2024. The Trustees did not consider Cohen’s projected profitability because Northern would be paying Cohen out of the management fees that Northern receives from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate competitive sub-advisory fees.
The Trustees considered and evaluated Cohen’s performance in other accounts or funds that it manages using an investment strategy similar to the strategy it will use with the Fund, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of the Fund over various time periods based on the proposed sub-adviser changes. The Trustees also considered Cohen’s investment strategy performance against the Fund’s benchmark index.
Based upon the information provided, the Trustees concluded that the proposed fee to be paid under the sub-advisory agreement was fair and reasonable in light of the services to be provided by Cohen and consistent with those that would be obtained through arms-length negotiations, and that Cohen’s performance record in its strategy was generally satisfactory.
Economies of Scale
The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. The Trustees noted that Cohen had a breakpoint in its sub-advisory fee structure. They took into account the levels of aggregate sub-advisory fees at various asset levels, including applicable breakpoints in the sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Fund primarily at the management fee level given that Northern would be paying Cohen out of its management fee. Accordingly, the Trustees concluded that the proposed fee arrangement with Cohen at current and projected assets levels for the Fund is reasonable.
Fall Out and Other Benefits
The Trustees considered other potential benefits to be derived by Cohen as a result of its relationship with the Fund or Northern. For example, the Trustees noted that Cohen may obtain reputational benefits from the success of the Fund. The Trustees noted Northern’s disclosure that Cohen serves as an investment adviser for clients that utilize an affiliate of Northern as a service provider. The Trustees considered that Northern was not aware of any other conflicts of interest relevant to the Fund or Northern. The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above and the recommendations by Northern, the Trustees, including the Independent Trustees, determined that the proposed fee to be paid to Cohen was fair and reasonable in light of the services to be provided by Cohen and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement.
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EQUITY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Board Considerations relating to the Approval of Eagle Global Advisors, LLC as a New Sub-Adviser to Multi-Manager Global Listed Infrastructure Fund
At an in-person meeting held on February 12-13, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees (“Independent Trustees”) who are not “interested persons” as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Multi-Manager Global Listed Infrastructure Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and Eagle Global Advisors, LLC (“Eagle Global” or the “Sub-Adviser”).
At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about Eagle Global, including: (i) the nature, extent and quality of the investment advisory services to be provided by Eagle Global, and the experience and qualifications of the personnel proposed to provide such services; (ii) Eagle Global’s financial condition, history of operations and ownership structure; (iii) Eagle Global’s brokerage and soft dollar practices; (iv) Eagle Global’s investment strategies and styles of investing; (v) Eagle Global’s performance history with respect to other accounts using an investment strategy similar to the Fund; (vi) information with respect to Eagle Global’s risk management and cybersecurity programs; (vii) Eagle Global’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including Eagle Global’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law.
The Trustees considered Northern’s reasons for proposing that Eagle Global be added as a sub-adviser to the Fund, including why Northern believed that Eagle Global may contribute to the Fund’s performance through targeted portfolio exposures. The Trustees discussed the proposed allocation of assets among Eagle Global and the other sub-advisers to the Fund.
In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon Northern’s recommendations and performance evaluations of Eagle Global.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to Eagle Global’s operations, qualifications, performance and experience in managing the proposed strategy for the Fund. The Trustees considered Northern’s evaluation of Eagle Global’s potential to improve performance through targeted portfolio exposures. The Trustees reviewed the CCO’s evaluation of Eagle Global’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. The Trustees concluded that Eagle Global was able to provide quality services to the Fund.
Fees, Expenses and Performance
The Trustees considered the proposed sub-advisory fee to be paid by Northern out of Northern’s management fees. The Trustees considered Eagle Global’s proposed fees at various asset levels of the Fund in relation to the other sub-advisers to the Fund, and in relation to Eagle Global’s fee schedule for its other accounts using a similar investment strategy.
The Trustees considered the expected impact on the Fund’s profitability to Northern before and after the addition of the proposed new sub-advisers to the Fund, together with the proposed portfolio reallocations among all of the Fund’s sub-advisers, which showed that Northern’s profitability would slightly increase at asset levels as of December 31, 2024. The Trustees did not consider Eagle Global’s projected profitability because Northern would be paying Eagle Global out of the management fees that Northern receives from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate competitive sub-advisory fees.
The Trustees considered and evaluated Eagle Global’s performance in other accounts that it manages using a similar investment strategy, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of the Fund over various time periods based on the proposed sub-adviser changes. The Trustees also considered Eagle Global’s investment strategy performance against its performance benchmark.
Based upon the information provided, the Trustees concluded that the proposed fee to be paid under the sub-advisory agreement was fair and reasonable in light of the services to be provided by Eagle Global and consistent with those that would be obtained through arms-length negotiations, and that Eagle Global’s performance record in its strategy was generally satisfactory.
Economies of Scale
The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. The Trustees
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March 31, 2025 (Unaudited)
noted that Eagle Global had a breakpoint in its sub-advisory fee structure. However, the Trustees generally considered economies of scale at the management fee level given that Northern would be paying Eagle Global out of its management fee. Accordingly, the Trustees concluded that the proposed fee arrangement with Eagle Global at current and projected assets levels for the Fund is reasonable.
Fall Out and Other Benefits
The Trustees considered other potential benefits to be derived by Eagle Global as a result of its relationship with the Fund or Northern. For example, the Trustees noted that Eagle Global may obtain reputational benefits from the success of the Fund. The Trustees also noted Northern’s disclosure that Eagle Global is a sub-adviser for a private investment vehicle managed by Northern. The Trustees considered that Northern was not aware of any other conflicts of interest relevant to the Fund or Northern.  The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above and the recommendations by Northern, the Trustees, including the Independent Trustees, determined that the proposed fee to be paid to Eagle Global was fair and reasonable in light of the services to be provided by Eagle Global and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement.
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NORTHERN FUNDS ANNUAL REPORT  241 EQUITY FUNDS

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NORTHERN FUNDS FIXED INCOME AND MONEY
MARKET FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
March 31, 2025

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
35	SCHEDULES OF INVESTMENTS
35	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)
39	BOND INDEX FUND (Ticker Symbol: NOBOX)
119	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)
125	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)
132	CORE BOND FUND (Ticker Symbol: NOCBX)
145	FIXED INCOME FUND (Ticker Symbol: NOFIX)
159	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)
174	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)
190	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)
199	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)
201	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)
244	SHORT BOND FUND (Ticker Symbol: BSBAX)
254	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)
274	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)
290	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)
299	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)
302	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)
306	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)
310	NOTES TO THE FINANCIAL STATEMENTS
330	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
331	TAX AND DISTRIBUTION INFORMATION
332	FORM N-CSR - ITEMS 8-11

NORTHERN FUNDS ANNUAL REPORT 1 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund	Core Bond Fund
ASSETS:
Investments, at value	$51,351	$2,113,427	$218,806	$140,732	$95,813
Investments in affiliates, at value	534	42,095	5,563	2,723	769
Cash	—	74	—	—	—
Foreign currencies, at value	—	—	—	—	—
Due from broker (Note 2)	—	—	—	—	—
Interest income receivable	580	15,999	2,517	1,559	671
Dividend income receivable	4	97	15	8	4
Receivable for foreign tax reclaims	—	—	—	—	—
Receivable for securities sold	—	22,325	—	—	566
Receivable for variation margin on futures contracts	—	—	—	—	3
Receivable for fund shares sold	1	571	6	60	18
Receivable from investment adviser	3	12	4	4	3
Unrealized appreciation on total return swap agreements	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	—
Prepaid and other assets	7	9	7	8	6
Total Assets	52,480	2,194,609	226,918	145,094	97,853
LIABILITIES:
Cash overdraft	—	—	2	—	—
Payable for variation margin on credit default swaps	—	—	—	—	—
Payable for securities purchased	—	25,326	—	—	551
Payable for when-issued securities	—	22,132	5,262	1,565	700
Payable for variation margin on futures contracts	—	—	—	—	8
Payable for fund shares redeemed	370	1,369	13	10	95
Distributions payable to shareholders	36	1,601	118	87	82
Unfunded loan commitments (Note 2)	—	—	—	—	—
Due to broker (Note 2)	—	—	—	—	—
Upfront premiums received on bilateral total return swaps	—	—	—	—	—
Payable to affiliates:
Management fees	4	25	18	12	7
Custody fees	1	20	2	1	2
Shareholder servicing fees	8	15	7	8	1
Transfer agent fees	2	67	7	5	3
Accrued Trustee fees and expenses	4	10	4	4	4
Accrued other liabilities	15	28	16	15	15
Total Liabilities	440	50,593	5,449	1,707	1,468
Net Assets	$52,040	$2,144,016	$221,469	$143,387	$96,385
ANALYSIS OF NET ASSETS:
Capital stock	$66,509	$2,470,159	$259,012	$158,773	$127,337
Distributable earnings (loss)	(14,469)	(326,143)	(37,543)	(15,386)	(30,952)
Net Assets	$52,040	$2,144,016	$221,469	$143,387	$96,385
Net Assets:
Shares	$52,040	$2,144,016	$221,469	$143,387	$96,385
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	5,503	232,538	22,638	13,845	10,797
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$9.46	$9.22	$9.78	$10.36	$8.93
Investments, at cost	$56,450	$2,255,438	$232,988	$149,270	$99,515
Investments in affiliates, at cost	534	42,095	5,563	2,723	769
Foreign currencies, at cost	—	—	—	—	—
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025

Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$326,124	$2,558,077	$1,030,989	$342,087	$22,835	$170,541
2,380	34,238	12,265	4,900	899	8,581
—	—	—	—	—	—
—	156	—	—	—	25
—	—	—	—	—	58
2,418	46,816	13,781	4,335	164	3,154
19	158	30	11	1	23
1	58	—	—	—	—
1,543	8,256	—	—	542	3,161
43	1	—	—	—	—
1	675	5,625	150	—	—
5	35	10	4	2	5
—	—	—	—	—	25
—	—	—	—	—	3
9	10	10	5	6	5
332,543	2,648,480	1,062,710	351,492	24,449	185,581

—	233	7	—	—	4,188
—	—	—	—	—	1
1,504	3,165	—	—	900	1,343
2,300	5,773	2,943	—	—	643
24	16	—	—	1	—
2	2,135	1,945	150	16	26
280	3,596	640	173	15	—
—	—	—	—	—	35
—	—	—	—	—	51
—	—	—	—	—	35

27	298	87	29	2	22
3	17	8	3	—	4
7	56	22	5	—	1
10	86	33	11	1	6
14	20	14	4	8	2
15	30	21	16	15	17
4,186	15,425	5,720	391	958	6,374
$328,357	$2,633,055	$1,056,990	$351,101	$23,491	$179,207

$434,088	$3,620,762	$1,254,567	$377,915	$31,315	$250,165
(105,731)	(987,707)	(197,577)	(26,814)	(7,824)	(70,958)
$328,357	$2,633,055	$1,056,990	$351,101	$23,491	$179,207

$328,357	$2,633,055	$1,056,990	$351,101	$23,491	$179,207

36,799	439,361	109,021	35,358	2,496	21,440

$8.92	$5.99	$9.70	$9.93	$9.41	$8.36
$339,249	$2,677,690	$1,089,198	$347,677	$22,887	$176,537
2,380	34,238	12,265	4,900	899	8,581
—	170	—	—	—	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  3 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund	U.S. Government Fund
ASSETS:
Investments, at value	$289,344	$2,717,797	$757,795	$1,608,704	$26,444
Investments in affiliates, at value	3,687	28,926	14,033	74,823	710
Repurchase agreements, at cost, which approximates value	—	—	—	—	—
Cash	59	—	—	16,082	123
Interest income receivable	2,081	28,649	10,364	12,549	224
Dividend income receivable	9	186	61	204	1
Receivable for foreign tax reclaims	5	—	—	—	—
Receivable for securities sold	7,057	—	—	26	—
Receivable for variation margin on futures contracts	9	—	—	—	—
Receivable for fund shares sold	290	610	1,307	1,346	1
Receivable from investment adviser	3	23	10	20	3
Prepaid and other assets	5	11	9	12	8
Total Assets	302,549	2,776,202	783,579	1,713,766	27,514
LIABILITIES:
Payable for securities purchased	8,808	—	—	19,795	123
Payable for when-issued securities	399	17,442	5,407	21,458	—
Payable for variation margin on futures contracts	10	—	—	—	1
Payable for fund shares redeemed	81	3,459	6,809	516	—
Distributions payable to shareholders	245	1,753	536	1,498	18
Payable to affiliates:
Management fees	21	119	64	73	2
Custody fees	2	13	5	10	1
Shareholder servicing fees	1	5	18	12	—
Transfer agent fees	9	85	25	52	1
Accrued Trustee fees and expenses	4	9	8	5	3
Accrued other liabilities	16	32	16	27	15
Total Liabilities	9,596	22,917	12,888	43,446	164
Net Assets	$292,953	$2,753,285	$770,691	$1,670,320	$27,350
ANALYSIS OF NET ASSETS:
Capital stock	$320,751	$2,785,514	$960,450	$1,691,894	$33,245
Distributable earnings (loss)	(27,798)	(32,229)	(189,759)	(21,574)	(5,895)
Net Assets	$292,953	$2,753,285	$770,691	$1,670,320	$27,350
Net Assets:
Shares	$292,953	$2,753,285	$770,691	$1,632,225	$27,350
Siebert Williams Shank Shares	—	—	—	38,095	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	16,016	270,451	81,913	158,148	3,096
Siebert Williams Shank Shares	—	—	—	3,691	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$18.29	$10.18	$9.41	$10.32	$8.83
Siebert Williams Shank Shares	—	—	—	10.32	—
Investments, at cost	$289,170	$2,716,054	$807,439	$1,603,445	$26,661
Investments in affiliates, at cost	3,687	28,926	14,033	74,807	710
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025

U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$10,043,838	$2,013,261
—	—
12,262,000	2,351,000
35,716	42,333
47,680	10,116
—	—
—	—
—	—
—	—
33,170	6,961
86	12
39	17
22,422,529	4,423,700

104,050	20,190
—	—
—	—
29,723	29,994
76,711	15,087

1,413	275
119	27
—	—
344	68
30	20
152	45
212,542	65,706
$22,209,987	$4,357,994

$22,209,331	$4,357,865
656	129
$22,209,987	$4,357,994

$22,209,987	$4,357,994
—	—

22,209,318	4,357,904
—	—

$1.00	$1.00
—	—
$10,043,838	$2,013,261
—	—
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  5 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund
INVESTMENT INCOME:
Interest Income (Note 6)	$2,116	$86,074 (1)	$7,265	$5,199
Interest Income from Affiliates	—	28	—	—
Dividend income	—	—	—	—
Dividend income from investments in affiliates	111	1,594	245	128
Total Investment Income	2,227	87,696	7,510	5,327
EXPENSES:
Management fees	249	1,363	1,034	636
Custody fees	7	226	20	13
Transfer agent fees	22	874	92	57
Blue sky fees	17	24	14	16
Printing fees	9	32	10	10
Audit fees	22	31	22	22
Legal fees	13	28	14	13
Shareholder servicing fees	47	50	36	44
Trustee fees and expenses	7	22	8	7
Other	10	24	10	10
Total Expenses	403	2,674	1,260	828
Less expenses reimbursed by investment adviser	(132)	(1,056)	(167)	(151)
Less custodian credits	—	—	(1)	—
Net Expenses	271	1,618	1,092	677
Net Investment Income	1,956	86,078	6,418	4,650
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1,577)	(52,361)	(3,906)	(713)
Investments in affiliates	—	(1)	—	—
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	334	68,677	2,149	(1,708)
Investments in affiliates	—	(19)	—	—
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency translations	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains (Losses)	(1,243)	16,296	(1,757)	(2,421)
Net Increase in Net Assets Resulting from Operations	$713	$102,374	$4,661	$2,229

(1)	Net of $2, $14, $1, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2025

Core Bond Fund	Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$4,150 (1)	$16,093	$200,144	$39,793	$10,678	$840	$13,653 (1)
2	6	—	—	—	—	—
—	—	—	—	—	—	49
163	216	3,118	721	315	6	307
4,315	16,315	203,262	40,514	10,993	846	14,009

358	1,458	15,887	4,986	1,641	92	1,184
19	34	205	85	29	5	42
36	130	1,053	446	147	9	70
20	21	29	27	23	20	19
9	13	40	21	12	9	10
22	22	43	22	22	22	47
14	14	35	21	14	14	14
3	38	322	125	28	—	6
8	7	30	15	7	7	8
11	16	43	17	10	—	10
500	1,753	17,687	5,765	1,933	178	1,410
(111)	(210)	(1,185)	(521)	(204)	(70)	(176)
—	(1)	(15)	(5)	(1)	—	(3)
389	1,542	16,487	5,239	1,728	108	1,231
3,926	14,773	186,775	35,275	9,265	738	12,778

(1,181)	(5,296)	(41,180)	(15,084)	(2,320)	(356)	690
2	5	—	—	—	—	—
—	—	—	—	—	—	(1)
—	—	—	—	—	—	82
(7)	257	580	—	—	24	(32)
—	—	—	—	—	—	(2)
—	—	—	—	—	—	6

1,634	6,962	46,006	4,977	4,304	781	(2,411)
(2)	(6)	—	—	—	—	—
—	—	—	—	—	—	(3)
—	—	—	—	—	—	25
67	102	441	—	—	7	—
—	—	(10)	—	—	—	1
—	—	—	—	—	—	(1)
513	2,024	5,837	(10,107)	1,984	456	(1,646)
$4,439	$16,797	$192,612	$25,168	$11,249	$1,194	$11,132
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  7 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund
INVESTMENT INCOME:
Interest Income (Note 6)	$12,126	$89,147	$29,351	$80,874 (1)
Interest Income from Affiliates	—	—	—	521
Dividend income from investments in affiliates	309	4,634	858	1,877
Income from affiliates (Note 6)	—	—	—	—
Total Investment Income	12,435	93,781	30,209	83,272
EXPENSES:
Management fees	1,072	5,733	3,295	3,770
Custody fees	26	178	57	117
Transfer agent fees	108	972	295	632
Blue sky fees	22	22	24	42
Printing fees	11	30	16	30
Audit fees	22	40	15	31
Legal fees	14	35	14	28
Shareholder servicing fees	2	25	98	64
Trustee fees and expenses	8	30	7	22
Other	10	30	10	30
Total Expenses	1,295	7,095	3,831	4,766
Less expenses reimbursed by investment adviser	(153)	(730)	(371)	(616)
Less custodian credits	(2)	(9)	(1)	(9)
Net Expenses	1,140	6,356	3,459	4,141
Net Investment Income	11,295	87,425	26,750	79,131
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	170	(1,181)	(12,677)	1,285
Investments in affiliates	—	—	—	9
Futures contracts	(66)	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	3,502	11,798	(2,067)	11,009
Investments in affiliates	—	—	—	3
Futures contracts	(69)	—	—	—
Net Gains (Losses)	3,537	10,617	(14,744)	12,306
Net Increase in Net Assets Resulting from Operations	$14,832	$98,042	$12,006	$91,437

(1)	Net of $2 in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2025

U.S. Government Fund	U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$858	$1,021,842	$221,545
—	—	—
8	—	—
—	1,874	1,714
866	1,023,716	223,259

89	68,125	14,780
6	1,462	339
9	3,921	851
18	61	34
8	107	32
22	167	49
14	166	47
1	—	—
7	159	45
10	149	39
184	74,317	16,216
(80)	(1,844)	(481)
—	—	—
104	72,473	15,735
762	951,243	207,524

(263)	808	158
—	—	—
22	—	—

450	—	—
—	—	—
16	—	—
225	808	158
$987	$952,051	$207,682
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  9 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Arizona Tax-Exempt Fund		Bond Index Fund		California Intermediate Tax-Exempt Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$1,956	$2,283	$86,078	$76,761	$6,418	$6,820
Net realized losses	(1,577)	(1,312)	(52,362)	(41,390)	(3,906)	(6,175)
Net change in unrealized appreciation (depreciation)	334	437	68,658	2,336	2,149	4,428
Net Increase in Net Assets Resulting from Operations	713	1,408	102,374	37,707	4,661	5,073
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(10,008)	(13,512)	(228,908)	216,184	(26,140)	(22,309)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,008)	(13,512)	(228,908)	216,184	(26,140)	(22,309)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(1,956)	(2,283)	(86,616)	(77,922)	(6,425)	(6,828)
Total Distributions to Shares Shareholders	(1,956)	(2,283)	(86,616)	(77,922)	(6,425)	(6,828)
Total Increase (Decrease) in Net Assets	(11,251)	(14,387)	(213,150)	175,969	(27,904)	(24,064)
NET ASSETS:
Beginning of year	63,291	77,678	2,357,166	2,181,197	249,373	273,437
End of year	$52,040	$63,291	$2,144,016	$2,357,166	$221,469	$249,373
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

California Tax-Exempt Fund		Core Bond Fund		Fixed Income Fund		High Yield Fixed Income Fund
2025	2024	2025	2024	2025	2024	2025	2024

$4,650	$4,783	$3,926	$3,764	$14,773	$15,415	$186,775	$177,584
(713)	(1,887)	(1,186)	(4,631)	(5,034)	(24,072)	(40,600)	(98,630)
(1,708)	2,054	1,699	2,104	7,058	15,108	46,437	203,258
2,229	4,950	4,439	1,237	16,797	6,451	192,612	282,212

(4,742)	(12,004)	4,170	(17,904)	(21,221)	(124,932)	(42,365)	(278,931)
(4,742)	(12,004)	4,170	(17,904)	(21,221)	(124,932)	(42,365)	(278,931)

(4,653)	(4,785)	(3,930)	(3,833)	(14,748)	(15,865)	(187,361)	(179,467)
(4,653)	(4,785)	(3,930)	(3,833)	(14,748)	(15,865)	(187,361)	(179,467)
(7,166)	(11,839)	4,679	(20,500)	(19,172)	(134,346)	(37,114)	(176,186)

150,553	162,392	91,706	112,206	347,529	481,875	2,670,169	2,846,355
$143,387	$150,553	$96,385	$91,706	$328,357	$347,529	$2,633,055	$2,670,169
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  11 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Intermediate Tax-Exempt Fund		Limited Term Tax-Exempt Fund		Limited Term U.S. Government Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$35,275	$39,699	$9,265	$10,368	$738	$1,197
Net realized gains (losses)	(15,084)	(36,879)	(2,320)	(4,151)	(332)	(392)
Net change in unrealized appreciation (depreciation)	4,977	24,616	4,304	1,342	788	1
Net Increase in Net Assets Resulting from Operations	25,168	27,436	11,249	7,559	1,194	806
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(194,477)	(261,879)	(80,244)	(124,056)	(6,418)	(24,624)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(194,477)	(261,879)	(80,244)	(124,056)	(6,418)	(24,624)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(35,292)	(39,718)	(9,266)	(10,367)	(740)	(1,200)
Total Distributions to Shares Shareholders	(35,292)	(39,718)	(9,266)	(10,367)	(740)	(1,200)
Total Increase (Decrease) in Net Assets	(204,601)	(274,161)	(78,261)	(126,864)	(5,964)	(25,018)
NET ASSETS:
Beginning of year	1,261,591	1,535,752	429,362	556,226	29,455	54,473
End of year	$1,056,990	$1,261,591	$351,101	$429,362	$23,491	$29,455
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Multi-Manager High Yield Opportunity Fund		Short Bond Fund		Tax-Advantaged Ultra-Short Fixed Income Fund		Tax-Exempt Fund
2025	2024	2025	2024	2025	2024	2025	2024

$12,778	$15,950	$11,295	$9,801	$87,425	$69,578	$26,750	$26,768
743	(4,508)	104	(5,908)	(1,181)	(697)	(12,677)	(30,362)
(2,389)	9,811	3,433	7,114	11,798	30,696	(2,067)	25,449
11,132	21,253	14,832	11,007	98,042	99,577	12,006	21,855

(8,819)	(30,243)	17,779	(68,967)	236,891	95,927	29,347	(27,984)
(8,819)	(30,243)	17,779	(68,967)	236,891	95,927	29,347	(27,984)

(12,717)	(16,135)	(11,409)	(10,014)	(87,427)	(69,592)	(26,756)	(26,774)
(12,717)	(16,135)	(11,409)	(10,014)	(87,427)	(69,592)	(26,756)	(26,774)
(10,404)	(25,125)	21,202	(67,974)	247,506	125,912	14,597	(32,903)

189,611	214,736	271,751	339,725	2,505,779	2,379,867	756,094	788,997
$179,207	$189,611	$292,953	$271,751	$2,753,285	$2,505,779	$770,691	$756,094
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  13 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Ultra-Short Fixed Income Fund		U.S. Government Fund		U.S. Government Money Market Fund
Amounts in thousands	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (Note 6)	$79,131	$84,898	$762	$1,015	$951,243	$993,246
Net realized gains (losses)	1,294	(4,240)	(241)	(1,206)	808	39
Net change in unrealized appreciation	11,012	48,676	466	169	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	91,437	129,334	987	(22)	952,051	993,285
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	26,938	(821,734)	2,445	(22,983)	1,774,718	1,849,938
Net increase in net assets resulting from Siebert Williams Shank Shares transactions	5,235	1,257	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	32,173	(820,477)	2,445	(22,983)	1,774,718	1,849,938
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(78,013)	(84,225)	(762)	(1,066)	(951,306)	(993,274)
Total Distributions to Shares Shareholders	(78,013)	(84,225)	(762)	(1,066)	(951,306)	(993,274)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(1,745)	(1,335)	—	—	—	—
Total Distributions to Siebert Williams Shank Shares Shareholders	(1,745)	(1,335)	—	—	—	—
Total Increase (Decrease) in Net Assets	43,852	(776,703)	2,670	(24,071)	1,775,463	1,849,949
NET ASSETS:
Beginning of year	1,626,468	2,403,171	24,680	48,751	20,434,524	18,584,575
End of year	$1,670,320	$1,626,468	$27,350	$24,680	$22,209,987	$20,434,524
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Select Money Market Fund
2025	2024

$207,524	$197,544
158	(9)
—	—
207,682	197,535

(105,182)	953,052
—	—
(105,182)	953,052

(207,524)	(197,547)
(207,524)	(197,547)

—	—
—	—
(105,024)	953,040

4,463,018	3,509,978
$4,357,994	$4,463,018
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  15 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Arizona Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.67	$9.74	$10.13	$10.86	$10.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.32	0.30	0.23	0.25
Net realized and unrealized gains (losses)	(0.21)	(0.07)	(0.39)	(0.73)	0.09
Total from Investment Operations	0.11	0.25	(0.09)	(0.50)	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.32)	(0.30)	(0.23)	(0.25)
Total Distributions Paid	(0.32)	(0.32)	(0.30)	(0.23)	(0.25)
Net Asset Value, End of Year	$9.46	$9.67	$9.74	$10.13	$10.86
Total Return(1)	1.19%	2.62%	(0.82)%	(4.74)%	3.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$52,040	$63,291	$77,678	$142,101	$168,504
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.47%(3)	0.47%(3)	0.46%	0.46%	0.46%
Expenses, before reimbursements and credits	0.70%	0.66%	0.62%	0.60%	0.58%
Net investment income, net of reimbursements and credits(2)	3.38%(3)	3.29%(3)	3.03%	2.09%	2.29%
Net investment income, before reimbursements and credits	3.15%	3.10%	2.87%	1.95%	2.17%
Portfolio Turnover Rate	38.27%	5.51%	16.84%	32.67%	17.20%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $3,000, $5,000, $500 and $5,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Bond Index Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.14	$9.31	$10.04	$10.75	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	0.31	0.24	0.19	0.22
Net realized and unrealized gains (losses)	0.09	(0.17)	(0.72)	(0.63)	(0.17)
Total from Investment Operations	0.43	0.14	(0.48)	(0.44)	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	(0.35)	(0.31)	(0.25)	(0.22)	(0.25)
From net realized gains	—	—	—	(0.05)	(0.10)
Total Distributions Paid	(0.35)	(0.31)	(0.25)	(0.27)	(0.35)
Net Asset Value, End of Year	$9.22	$9.14	$9.31	$10.04	$10.75
Total Return(1)	4.78%	1.60%	(4.77)%	(4.22)%	0.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,144,016	$2,357,166	$2,181,197	$2,677,710	$3,252,218
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.07%(2)	0.07%(2)	0.11%(3)	0.15%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.12%	0.12%	0.15%	0.19%	0.19%
Net investment income, net of reimbursements and credits	3.79%(2)	3.37%(2)	2.53%(3)	1.77%(3)	1.91%(3)
Net investment income, before reimbursements and credits	3.74%	3.32%	2.49%	1.73%	1.87%
Portfolio Turnover Rate	43.36%	47.00%	45.33%	48.74%	75.38%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $1,000 and $92,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  17 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

California Intermediate Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.85	$9.89	$10.17	$10.94	$10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.26	0.23	0.21	0.24
Net realized and unrealized gains (losses)	(0.07)	(0.04)	(0.28)	(0.77)	0.22
Total from Investment Operations	0.19	0.22	(0.05)	(0.56)	0.46
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)	(0.26)	(0.23)	(0.21)	(0.24)
From net realized gains	—	—	—	—	(0.02)
Total Distributions Paid	(0.26)	(0.26)	(0.23)	(0.21)	(0.26)
Net Asset Value, End of Year	$9.78	$9.85	$9.89	$10.17	$10.94
Total Return(1)	1.98%	2.29%	(0.39)%	(5.20)%	4.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$221,469	$249,373	$273,437	$483,410	$533,617
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.45%(3)	0.45%(3)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.51%	0.51%	0.50%
Net investment income, net of reimbursements and credits(2)	2.67%(3)	2.66%(3)	2.37%	1.95%	2.18%
Net investment income, before reimbursements and credits	2.60%	2.59%	2.31%	1.89%	2.13%
Portfolio Turnover Rate	37.65%	14.35%	4.49%	19.44%	16.87%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $19,000, $17,000, less than $1,000 and approximately $19,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

California Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.53	$10.52	$10.91	$11.80	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.32	0.27	0.24	0.29
Net realized and unrealized gains (losses)	(0.17)	0.01	(0.39)	(0.85)	0.21
Total from Investment Operations	0.16	0.33	(0.12)	(0.61)	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.33)	(0.32)	(0.27)	(0.24)	(0.29)
From net realized gains	—	—	—	(0.04)	(0.06)
Total Distributions Paid	(0.33)	(0.32)	(0.27)	(0.28)	(0.35)
Net Asset Value, End of Year	$10.36	$10.53	$10.52	$10.91	$11.80
Total Return(1)	1.53%	3.25%	(1.02)%	(5.35)%	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$143,387	$150,553	$162,392	$199,909	$218,042
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.46%(3)	0.46%(3)	0.45%	0.46%	0.45%
Expenses, before reimbursements and credits	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income, net of reimbursements and credits(2)	3.14%(3)	3.09%(3)	2.60%	2.00%	2.46%
Net investment income, before reimbursements and credits	3.04%	3.00%	2.50%	1.91%	2.36%
Portfolio Turnover Rate	38.88%	20.78%	23.45%	30.33%	28.48%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $14,000, $13,000, less than $1,000 and approximately $9,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  19 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Core Bond Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.87	$9.06	$9.82	$10.43	$10.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.33	0.25	0.13	0.15
Net realized and unrealized gains (losses)	0.06	(0.18)	(0.74)	(0.56)	0.18
Total from Investment Operations	0.43	0.15	(0.49)	(0.43)	0.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.37)	(0.34)	(0.27)	(0.18)	(0.19)
From net realized gains	—	—	—	—	(0.18)
Total Distributions Paid	(0.37)	(0.34)	(0.27)	(0.18)	(0.37)
Net Asset Value, End of Year	$8.93	$8.87	$9.06	$9.82	$10.43
Total Return(1)	4.95%	1.77%	(4.92)%	(4.18)%	3.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$96,385	$91,706	$112,206	$189,112	$253,092
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.41%(3)	0.41%(3)	0.41%	0.41%	0.40%
Expenses, before reimbursements and credits	0.53%	0.51%	0.49%	0.47%	0.47%
Net investment income, net of reimbursements and credits(2)	4.17%(3)	3.78%(3)	2.84%	1.32%	1.26%
Net investment income, before reimbursements and credits	4.05%	3.68%	2.76%	1.26%	1.19%
Portfolio Turnover Rate	134.11%	78.68%	247.32%	319.16%	326.11%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $6,000, $6,000, $1,000 and $10,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Fixed Income Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.86	$9.02	$9.84	$10.45	$10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.34	0.28	0.20 (1)	0.19
Net realized and unrealized gains (losses)	0.06	(0.15)	(0.80)	(0.56)	0.38
Total from Investment Operations	0.44	0.19	(0.52)	(0.36)	0.57
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.38)	(0.35)	(0.30)	(0.25)	(0.24)
From net realized gains	—	—	—	—	(0.06)
Total Distributions Paid	(0.38)	(0.35)	(0.30)	(0.25)	(0.30)
Net Asset Value, End of Year	$8.92	$8.86	$9.02	$9.84	$10.45
Total Return(3)	5.14%	2.20%	(5.23)%	(3.58)%	5.63%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$328,357	$347,529	$481,875	$696,741	$822,261
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	0.45%(6)	0.45%(6)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.51%	0.50%	0.49%	0.49%
Net investment income, net of reimbursements and credits(5)	4.36%(6)	3.82%(6)	3.17%	1.95%	1.83%
Net investment income, before reimbursements and credits	4.29%	3.76%	3.12%	1.91%	1.79%
Portfolio Turnover Rate	119.29%	81.39%	188.84%	248.30%	261.29%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without theses reimbursements, the total return would have been -3.59%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $13,000, $18,000, less than $1,000 and approximately $25,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  21 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

High Yield Fixed Income Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$5.98	$5.75	$6.39	$6.78	$5.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	0.39	0.35	0.35 (1)	0.36
Net realized and unrealized gains (losses)	0.01	0.24	(0.62)	(0.38)	1.21
Total from Investment Operations	0.42	0.63	(0.27)	(0.03)	1.57
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.41)	(0.40)	(0.37)	(0.36)	(0.36)
Total Distributions Paid	(0.41)	(0.40)	(0.37)	(0.36)	(0.36)
Net Asset Value, End of Year	$5.99	$5.98	$5.75	$6.39	$6.78
Total Return(3)	7.21%	11.28%	(4.08)%	(0.61)%	28.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,633,055	$2,670,169	$2,846,355	$3,879,135	$3,330,270
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.60%(5)	0.60%(5)	0.68%	0.78%	0.78%
Expenses, before reimbursements and credits	0.65%	0.64%	0.72%	0.83%	0.83%
Net investment income, net of reimbursements and credits(4)	6.82%(5)	6.70%(5)	6.15%	5.17%	5.62%
Net investment income, before reimbursements and credits	6.77%	6.66%	6.11%	5.12%	5.57%
Portfolio Turnover Rate	45.13%	33.79%	20.68%	30.32%	54.82%

(1)	The Northern Trust Company reimbursed the Fund approximately $8,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $148,000, $126,000, $186,000, $9,000 and $70,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Intermediate Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.79	$9.85	$10.14	$10.83	$10.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.28	0.25	0.19	0.21
Net realized and unrealized gains (losses)	(0.09)	(0.06)	(0.29)	(0.65)	0.22
Total from Investment Operations	0.21	0.22	(0.04)	(0.46)	0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)	(0.28)	(0.25)	(0.19)	(0.21)
From net realized gains	—	—	—	(0.04)	(0.07)
Total Distributions Paid	(0.30)	(0.28)	(0.25)	(0.23)	(0.28)
Net Asset Value, End of Year	$9.70	$9.79	$9.85	$10.14	$10.83
Total Return(1)	2.14%	2.29%	(0.29)%	(4.35)%	4.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,056,990	$1,261,591	$1,535,752	$2,685,118	$3,073,366
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.45%(2)(3)	0.45%(3)	0.45%	0.45%(3)
Expenses, before reimbursements and credits	0.50%	0.50%	0.49%	0.48%	0.48%
Net investment income, net of reimbursements and credits	3.04%(2)(3)	2.88%(2)(3)	2.55%(3)	1.73%	1.90%(3)
Net investment income, before reimbursements and credits	2.99%	2.83%	2.51%	1.70%	1.87%
Portfolio Turnover Rate	37.09%	18.08%	16.89%	79.63%	82.72%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $33,000, $64,000, $46,000 and $104,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  23 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Limited Term Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.88	$9.92	$9.93	$10.43	$10.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.21	0.16	0.09	0.12
Net realized and unrealized gains (losses)	0.05	(0.04)	(0.01)	(0.41)	0.24
Total from Investment Operations	0.29	0.17	0.15	(0.32)	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.21)	(0.16)	(0.09)	(0.12)
From net realized gains	—	—	—	(0.09)	(0.16)
Total Distributions Paid	(0.24)	(0.21)	(0.16)	(0.18)	(0.28)
Net Asset Value, End of Year	$9.93	$9.88	$9.92	$9.93	$10.43
Total Return(1)	2.98%	1.74%	1.59%	(3.08)%	3.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$351,101	$429,362	$556,226	$726,540	$917,624
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.45%(2)(3)	0.45%(3)	0.45%	0.45%(3)
Expenses, before reimbursements and credits	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income, net of reimbursements and credits	2.43%(2)(3)	2.11%(2)(3)	1.66%(3)	0.87%	1.11%(3)
Net investment income, before reimbursements and credits	2.37%	2.06%	1.61%	0.82%	1.06%
Portfolio Turnover Rate	32.24%	16.10%	49.86%	94.18%	98.82%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $21,000, $30,000 and $46,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Limited Term U.S. Government Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.22	$9.29	$9.55	$10.02	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.26	0.20	0.01	0.01
Net realized and unrealized gains (losses)	0.19	(0.07)	(0.26)	(0.46)	(0.03)
Total from Investment Operations	0.47	0.19	(0.06)	(0.45)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.26)	(0.20)	(0.02)	(0.02)
Total Distributions Paid	(0.28)	(0.26)	(0.20)	(0.02)	(0.02)
Net Asset Value, End of Year	$9.41	$9.22	$9.29	$9.55	$10.02
Total Return(1)	5.21%	2.11%	(0.58)%	(4.43)%	(0.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$23,491	$29,455	$54,473	$47,975	$63,809
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.44%(2)(3)	0.42%(2)(3)	0.42%(3)	0.42%	0.41%(3)
Expenses, before reimbursements and credits	0.73%	0.64%	0.58%	0.58%	0.54%
Net investment income, net of reimbursements and credits	3.03%(2)(3)	2.83%(2)(3)	2.20%(3)	0.17%	0.02%(3)
Net investment income (loss), before reimbursements and credits	2.74%	2.61%	2.04%	0.01%	(0.11)%
Portfolio Turnover Rate	55.53%	46.49%	335.99%	411.02%	445.85%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, $1,000, and approximately $4,000 and $4,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  25 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager High Yield Opportunity Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.43	$8.21	$9.05	$9.41	$7.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.60	0.64	0.48	0.44 (1)	0.58
Net realized and unrealized gains (losses)	(0.08)	0.23	(0.84)	(0.33)	1.46
Total from Investment Operations	0.52	0.87	(0.36)	0.11	2.04
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.59)	(0.65)	(0.48)	(0.47)	(0.60)
Total Distributions Paid	(0.59)	(0.65)	(0.48)	(0.47)	(0.60)
Net Asset Value, End of Year	$8.36	$8.43	$8.21	$9.05	$9.41
Total Return(3)	6.36%	11.11%	(3.80)%	1.06%	26.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$179,207	$189,611	$214,736	$180,833	$174,617
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.68%(5)	0.74%(5)	0.85%	0.86%	0.85%
Expenses, before reimbursements and credits	0.77%	0.83%	0.94%	0.95%	0.95%
Net investment income, net of reimbursements and credits(4)	7.01%(5)	7.76%(5)	5.80%	4.68%	6.27%
Net investment income, before reimbursements and credits	6.92%	7.67%	5.71%	4.59%	6.17%
Portfolio Turnover Rate	51.68%	44.77%	67.37%	64.94%	91.41%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $14,000, $16,000, less than $1,000 and approximately $7,000, which represent less than
0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Short Bond Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$18.06	$17.98	$18.30	$19.06	$18.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.72	0.57	0.33	0.20	0.32
Net realized and unrealized gains (losses)	0.24	0.10	(0.31)	(0.74)	0.49
Total from Investment Operations	0.96	0.67	0.02	(0.54)	0.81
LESS DISTRIBUTIONS PAID:
From net investment income	(0.73)	(0.59)	(0.34)	(0.22)	(0.34)
Total Distributions Paid	(0.73)	(0.59)	(0.34)	(0.22)	(0.34)
Net Asset Value, End of Year	$18.29	$18.06	$17.98	$18.30	$19.06
Total Return(1)	5.43%	3.78%	0.20%	(2.88)%	4.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$292,953	$271,751	$339,725	$425,415	$437,099
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.40%(3)	0.40%(3)	0.40%	0.40%	0.40%
Expenses, before reimbursements and credits	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income, net of reimbursements and credits(2)	4.00%(3)	3.18%(3)	1.86%	1.05%	1.64%
Net investment income, before reimbursements and credits	3.94%	3.13%	1.81%	1.00%	1.59%
Portfolio Turnover Rate	134.80%	78.89%	76.98%	45.52%	57.85%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $8,000, $16,000, $10,000 and $6,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  27 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Tax-Advantaged Ultra-Short Fixed Income Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.13	$10.01	$10.01	$10.21	$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	0.30	0.15	0.05	0.08
Net realized and unrealized gains (losses)	0.05	0.12	—	(0.19)	0.08
Total from Investment Operations	0.40	0.42	0.15	(0.14)	0.16
LESS DISTRIBUTIONS PAID:
From net investment income	(0.35)	(0.30)	(0.15)	(0.05)	(0.08)
From net realized gains	—	—	—	(0.01)	(0.01)
Total Distributions Paid	(0.35)	(0.30)	(0.15)	(0.06)	(0.09)
Net Asset Value, End of Year	$10.18	$10.13	$10.01	$10.01	$10.21
Total Return(1)	4.02%	4.23%	1.58%	(1.41)%	1.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,753,285	$2,505,779	$2,379,867	$3,993,867	$4,861,104
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.25%(2)(3)	0.25%(2)(3)	0.25%(3)	0.25%	0.25%(3)
Expenses, before reimbursements and credits	0.28%	0.28%	0.28%	0.27%	0.27%
Net investment income, net of reimbursements and credits	3.46%(2)(3)	2.96%(2)(3)	1.48%(3)	0.48%	0.74%(3)
Net investment income, before reimbursements and credits	3.43%	2.93%	1.45%	0.46%	0.72%
Portfolio Turnover Rate	52.69%	43.74%	43.43%	84.82%	79.08%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $225,000, $215,000, $66,000 and $139,000, which represent 0.01 percent of average net assets for the fiscal years ended March 31, 2025 and 2024 and less than 0.01 percent of average net assets for the fiscal years ended 2023 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Tax-Exempt Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.58	$9.66	$10.19	$10.96	$10.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.34	0.31	0.21	0.24
Net realized and unrealized gains (losses)	(0.17)	(0.08)	(0.53)	(0.72)	0.24
Total from Investment Operations	0.16	0.26	(0.22)	(0.51)	0.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.33)	(0.34)	(0.31)	(0.21)	(0.24)
From net realized gains	—	—	—	(0.05)	(0.04)
Total Distributions Paid	(0.33)	(0.34)	(0.31)	(0.26)	(0.28)
Net Asset Value, End of Year	$9.41	$9.58	$9.66	$10.19	$10.96
Total Return(1)	1.71%	2.73%	(2.10)%	(4.76)%	4.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$770,691	$756,094	$788,997	$1,661,137	$2,020,291
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.45%(2)(3)	0.45%(3)	0.45%	0.45%(3)
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.49%	0.49%
Net investment income, net of reimbursements and credits	3.49%(2)(3)	3.52%(2)(3)	3.15%(3)	1.93%	2.13%(3)
Net investment income, before reimbursements and credits	3.44%	3.47%	3.10%	1.89%	2.09%
Portfolio Turnover Rate	39.45%	31.74%	19.52%	86.00%	91.58%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $40,000, $40,000, $26,000 and $118,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 0.02 percent of average net assets for the fiscal year ended 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  29 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Ultra-Short Fixed Income Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.25	$10.03	$10.08	$10.31	$10.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.42	0.21	0.06	0.11
Net realized and unrealized gains (losses)	0.08	0.23	(0.04)	(0.21)	0.23
Total from Investment Operations	0.57	0.65	0.17	(0.15)	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.50)	(0.43)	(0.22)	(0.06)	(0.11)
From net realized gains	—	—	—	(0.02)	(0.02)
Total Distributions Paid	(0.50)	(0.43)	(0.22)	(0.08)	(0.13)
Net Asset Value, End of Year	$10.32	$10.25	$10.03	$10.08	$10.31
Total Return(1)	5.67%	6.59%	1.77%	(1.44)%	3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,632,225	$1,593,840	$2,372,561	$3,179,581	$3,690,747
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.25%(3)	0.25%(3)	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.29%	0.29%	0.28%	0.28%	0.28%
Net investment income, net of reimbursements and credits(2)	4.82%(3)	4.14%(3)	2.14%	0.55%	0.94%
Net investment income, before reimbursements and credits	4.78%	4.10%	2.11%	0.52%	0.91%
Portfolio Turnover Rate	64.34%	21.16%	25.09%	76.61%	73.99%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $88,000, $133,000, $118,000, $7,000 and $142,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024 ,2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
Ultra-Short Fixed Income Fund	Siebert Williams Shank
Selected per share data	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	PERIOD ENDED March 31, 2023(1)
Net Asset Value, Beginning of Period	$10.25	$10.03	$9.98
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.43	0.15
Net realized and unrealized gains	0.08	0.22	0.06
Total from Investment Operations	0.57	0.65	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.50)	(0.43)	(0.16)
Total Distributions Paid	(0.50)	(0.43)	(0.16)
Net Asset Value, End of Period	$10.32	$10.25	$10.03
Total Return(2)	5.67%	6.59%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$38,095	$32,628	$30,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%(5)	0.25%(5)	0.25%
Expenses, before reimbursements and credits	0.29%	0.28%	0.28%
Net investment income, net of reimbursements and credits(4)	4.82%(5)	4.19%(5)	2.94%(6)
Net investment income, before reimbursements and credits	4.78%	4.16%	2.91%(6)
Portfolio Turnover Rate	64.34%	21.16%	25.09%

(1)	For the period from September 13, 2022 (commencement of class operations) through March 31, 2023.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $2,000 and less than $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024 and for the period from September 13, 2022 (commencement of operations) through March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  31 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Government Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.75	$8.87	$9.23	$9.71	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.25	0.19	0.04	0.01
Net realized and unrealized gains (losses)	0.08	(0.11)	(0.35)	(0.47)	(0.16)
Total from Investment Operations	0.36	0.14	(0.16)	(0.43)	(0.15)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.26)	(0.20)	(0.04)	(0.03)
From net realized gains	—	—	—	(0.01)	(0.28)
Total Distributions Paid	(0.28)	(0.26)	(0.20)	(0.05)	(0.31)
Net Asset Value, End of Year	$8.83	$8.75	$8.87	$9.23	$9.71
Total Return(1)	4.26%	1.60%	(1.72)%	(4.48)%	(1.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$27,350	$24,680	$48,751	$44,292	$53,343
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.43%(2)(3)	0.42%(3)	0.43%	0.42%(3)
Expenses, before reimbursements and credits	0.79%	0.63%	0.60%	0.61%	0.57%
Net investment income, net of reimbursements and credits	3.27%(2)(3)	2.75%(2)(3)	2.25%(3)	0.36%	0.11%(3)
Net investment income (loss), before reimbursements and credits	2.93%	2.55%	2.07%	0.18%	(0.04)%
Portfolio Turnover Rate	60.41%	59.75%	344.21%	492.24%	517.52%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $1,000, $5,000 and $2,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Money Market Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.05	0.02	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.02	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.02)	(— )(3)	(— )(3)
Total Distributions Paid	(0.05)	(0.05)	(0.02)	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	4.72%(5)	5.07%(6)	2.26%(7)	0.01%(8)(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$22,209,987	$20,434,524	$18,584,575	$20,213,443	$17,518,409
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.35%	0.35%	0.34%(11)	0.09%(11)	0.22%(11)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	4.61%	4.95%	2.21%(11)	0.01%(11)	0.03%(11)
Net investment income (loss), before reimbursements and credits	4.60%	4.94%	2.19%	(0.26)%	(0.11)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  33 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Select Money Market Fund	Shares
Selected per share data	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.05	0.02	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.02	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.02)	(— )(3)	(— )(3)
Total Distributions Paid	(0.05)	(0.05)	(0.02)	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	4.72%(5)	5.10%(6)	2.29%(7)	0.25%(8)(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,357,994	$4,463,018	$3,509,978	$3,727,339	$3,911,252
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.35%	0.35%	0.34%(11)	0.09%(11)	0.23%(11)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	4.63%	4.98%	2.24%(11)	0.23%(11)	0.02%(11)
Net investment income (loss), before reimbursements and credits	4.62%	4.97%	2.22%	(0.04)%	(0.11)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.07% and the net investment income ratio and gross investment income ratio would have been 4.95% and 4.94%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

ARIZONA TAX-EXEMPT FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.7%
Arizona – 91.7%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$896
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,003
5.00%, 7/1/41	1,000	1,002
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	510
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/43	705	750
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	367
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	456
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/41	545	573
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	836
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	897
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,618
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	433
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	513
5.00%, 7/1/30	500	512
5.00%, 7/1/31	600	614
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Arizona – 91.7%continued
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	$500	$535
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/37	1,000	1,111
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	794
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	272
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	308
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	573
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	264
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,030
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	299
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  35 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Arizona – 91.7%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$649
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,336
5.00%, 7/1/47	1,000	1,020
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	265
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	2,000	2,030
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,271
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,430
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	809
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	549
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,048
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	402
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Arizona – 91.7%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	$650	$666
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	390
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,031
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	956
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,585
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,004
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	867
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	734
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	2,960
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	812
5.00%, 7/1/47	750	789
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	906
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	689
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Arizona – 91.7%continued
Pima County Sewer Revenue Refunding Bonds,
5.00%, 7/1/35	$625	$701
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,165
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,109
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,785
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	105
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	456
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/29	955	1,024
		47,709
Colorado – 2.0%
Colorado Springs School District No. 11 COPS (BAM Insured),
5.25%, 12/15/48	990	1,046
Florida – 1.0%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/27	500	523
Kansas – 1.0%
Sedgwick County Unified School District No. 262 G.O. Unlimited Refunding Bonds (AGM Insured),
4.50%, 9/1/44	515	521
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	160	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Texas – 0.5%
Wink Loving Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/33	$260	$262
Virginia – 2.2%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	1,095	1,116
Total Municipal Bonds
(Cost $56,450)		51,351

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(3) (4)	533,856	$534
Total Investment Companies
(Cost $534)		534

Total Investments – 99.7%
(Cost $56,984)		51,885
Other Assets less Liabilities – 0.3%		155
NET ASSETS – 100.0%		$52,040

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  37 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	March 31, 2025

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PSF - Permanent School Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$51,351	$—	$51,351
Investment Companies	534	—	—	534
Total Investments	$534	$51,351	$—	$51,885

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

BOND INDEX FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
Ally Auto Receivables Trust, Series 2024-2, Class A3
4.14%, 7/16/29	$100	$99
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	50	51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	52
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	100	101
BMW Vehicle Owner Trust, Series 2025-A, Class A3
4.56%, 9/25/29	100	100
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 7/16/29	100	100
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	50	52
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	100	101
CarMax Auto Owner Trust, Series 2024-2, Class A3
5.50%, 1/16/29	100	102
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	102
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	50	50
Carvana Auto Receivables Trust, Series 2024-P3, Class A3
4.26%, 10/10/29	75	75
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	25	25
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Exeter Automobile Receivables Trust, Series 2024-2A, Class C
5.74%, 5/15/29	$50	$51
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	50
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
4.99%, 12/15/27	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2023-C, Class A3
5.53%, 9/15/28	50	51
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	102
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	100	100
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	50
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
4.21%, 10/20/27	100	100
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 2/21/28	50	50
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  39 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A3
5.13%, 4/16/29	$100	$101
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3
4.40%, 8/16/29	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	100	101
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	50	51
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A3
4.31%, 7/16/29	50	50
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	51
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3
4.57%, 3/21/29	100	100
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3
4.33%, 5/15/29	100	100
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3
4.57%, 9/21/29	100	101
Hyundai Auto Receivables Trust, Series 2023-C, Class A3
5.54%, 10/16/28	100	101
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	50	50
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
4.84%, 3/15/29	50	50
Hyundai Auto Receivables Trust, Series 2025-A, Class A3
4.32%, 10/15/29	100	100
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3
5.32%, 1/18/28	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A3
4.23%, 2/15/28	$50	$50
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	100	102
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	100	100
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3
4.78%, 12/17/29	50	50
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	101
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	50
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	100
Santander Drive Auto Receivables Trust, Series 2023-4, Class B
5.77%, 12/15/28	50	51
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	50	50
Santander Drive Auto Receivables Trust, Series 2024-2, Class B
5.78%, 7/16/29	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-4, Class B
4.93%, 9/17/29	50	50
Santander Drive Auto Receivables Trust, Series 2024-5, Class B
4.63%, 8/15/29	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	$25	$25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	99
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 8/15/28	100	102
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	100	101
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	101
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3
4.40%, 6/15/29	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A3
5.48%, 12/20/28	100	102
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	50
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	99
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	100	100
World Omni Auto Receivables Trust, Series 2024-C, Class A3
4.43%, 12/17/29	50	50
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3
4.42%, 4/17/28	50	50
World Omni Select Auto Trust, Series 2024-A, Class A3
4.98%, 2/15/30	50	50
		4,962
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-1, Class A
4.87%, 5/15/28	$150	$151
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	101
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	103
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	103
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	101
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/17/29	100	101
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 5/15/28	150	151
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	101
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	127
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	136
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	150	150
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	75	74
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	150	152
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	103
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/16/29	100	101
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  41 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	$100	$101
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	99
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	95
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 6/15/28	100	101
First National Master Note Trust, Series 2023-2, Class A
5.77%, 9/15/29	100	102
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	100	101
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	102
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	101
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	101
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	101
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	100
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	100	100
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	100	102
		3,116
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	$100	$100
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	98
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	50	50
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	100	100
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	97
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	100
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	102
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	102
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	100
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	101
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
		1,100
Total Asset-Backed Securities
(Cost $9,128)		9,178

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non Agency – 0.7%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	$250	$242
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	242
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	195
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	196
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	295
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	98
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	196
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	296
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	188
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	278
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	428
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	170
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	173
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	192
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	209
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	200
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	200	208
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	192
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	132
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	148
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	$200	$206
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	145
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	98
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	196
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	116
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	97
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	181
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	428
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	85
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	169
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	205
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	239
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	241
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	192
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	196
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  43 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	$150	$137
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	242
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	239
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	98
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	196
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	196
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	194
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	128
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	292
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	171
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	87
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	241
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	193
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	146
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	$300	$277
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	291
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	97
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	185
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	192
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	98
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	197
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	235
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	435
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	193
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	261
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	242
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	95
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	168
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	$100	$96
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	146
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	195
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	147
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	195
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	98
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	146
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	97
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	241
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	97
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	193
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	96
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	146
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	98
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	$100	$91
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	447
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	250	262
		15,718
Total Commercial Mortgage-Backed Securities
(Cost $16,616)		15,718

CORPORATE BONDS – 20.7%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	299
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	520
		819
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.70%, 2/1/27	219	211
6.26%, 5/1/27	2,500	2,572
3.25%, 2/1/28	1,366	1,310
3.25%, 3/1/28	55	53
3.20%, 3/1/29	159	149
2.95%, 2/1/30	250	228
5.15%, 5/1/30	43	43
6.13%, 2/15/33	135	140
6.63%, 2/15/38	100	107
5.81%, 5/1/50	1,060	1,009
GE Capital Funding LLC,
4.55%, 5/15/32	500	488
General Dynamics Corp.,
2.63%, 11/15/27	104	100
3.75%, 5/15/28	246	242
4.25%, 4/1/40	100	88
2.85%, 6/1/41	160	116
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	188
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  45 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Aerospace & Defense – 0.6%continued
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	$200	$182
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,014
4.40%, 6/15/28	449	446
5.50%, 8/15/54	100	97
Lockheed Martin Corp.,
5.25%, 1/15/33	1,200	1,231
3.60%, 3/1/35	135	121
4.07%, 12/15/42	168	141
3.80%, 3/1/45	230	182
4.09%, 9/15/52	20	16
Northrop Grumman Corp.,
3.25%, 1/15/28	500	484
5.05%, 11/15/40	250	239
4.75%, 6/1/43	250	226
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	201
Precision Castparts Corp.,
4.38%, 6/15/45	100	87
RTX Corp.,
1.90%, 9/1/31	71	60
2.38%, 3/15/32	68	58
4.50%, 6/1/42	250	220
4.80%, 12/15/43	400	362
3.75%, 11/1/46	750	572
6.40%, 3/15/54	300	328
Textron, Inc.,
2.45%, 3/15/31	250	218
		13,535
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	750	695
3.25%, 3/27/40	75	59
Ralph Lauren Corp.,
2.95%, 6/15/30	100	92
		846
Asset Management – 0.3%
Ameriprise Financial, Inc.,
2.88%, 9/15/26	435	426
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Asset Management – 0.3%continued
Ares Management Corp.,
6.38%, 11/10/28	$100	$106
Barings BDC, Inc.,
3.30%, 11/23/26	200	193
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	508
4.90%, 1/8/35	200	200
Blackrock, Inc.,
1.90%, 1/28/31	720	623
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	289
6.00%, 11/22/34 (2)	200	192
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	401
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	209
5.80%, 3/15/30 (2)	400	392
Blue Owl Finance LLC,
4.13%, 10/7/51	200	143
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	413
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3)	200	209
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3)	300	319
Franklin Resources, Inc.,
2.95%, 8/12/51	150	95
FS KKR Capital Corp.,
3.25%, 7/15/27	200	191
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (2)	100	99
Hercules Capital, Inc.,
3.38%, 1/20/27	100	96
Raymond James Financial, Inc.,
3.75%, 4/1/51	100	73
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	51
Voya Financial, Inc.,
4.80%, 6/15/46	100	86
		5,531
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Automotive – 0.5%
American Honda Finance Corp.,
4.90%, 3/12/27	$1,000	$1,008
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29	400	394
4.15%, 5/1/52	200	142
BorgWarner, Inc.,
4.38%, 3/15/45	170	138
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,005
7.12%, 11/7/33	1,800	1,839
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	227
5.60%, 10/15/32	183	182
6.25%, 10/2/43	350	337
6.75%, 4/1/46	145	147
5.40%, 4/1/48	267	228
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	626
6.00%, 1/9/28	500	513
2.40%, 4/10/28	119	110
5.80%, 6/23/28	500	511
2.40%, 10/15/28	254	232
5.65%, 1/17/29	84	85
4.30%, 4/6/29	82	79
3.60%, 6/21/30	99	91
2.35%, 1/8/31	33	28
3.10%, 1/12/32	33	28
Lear Corp.,
3.55%, 1/15/52	200	130
Toyota Motor Credit Corp.,
3.05%, 3/22/27	500	488
4.35%, 10/8/27	500	500
4.70%, 1/12/33	500	495
4.80%, 1/5/34	500	493
		10,179
Banking – 2.7%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (3)	100	101
Bank of America Corp.,
3.50%, 4/19/26	76	75
4.25%, 10/22/26	47	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.7%continued
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (3)	$72	$70
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (3)	1,500	1,529
4.18%, 11/25/27	146	145
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	17
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	104
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28 (3)	1,500	1,512
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	500	518
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31 (3)	1,500	1,521
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	41	36
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	52	47
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (3)	336	289
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	334
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,397
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	1,004
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	400	417
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	609
6.11%, 1/29/37	150	156
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3)	790	616
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	622
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	636
Bank of America N.A.,
6.00%, 10/15/36	250	263
BankUnited, Inc.,
5.13%, 6/11/30	100	98
Citibank N.A.,
5.49%, 12/4/26	1,000	1,017
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  47 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.7%continued
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	$28	$27
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	1,150	1,121
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	800	695
6.63%, 6/15/32	100	108
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,400	1,435
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34 (3)	2,000	2,007
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36 (3)	500	505
6.13%, 8/25/36	125	129
8.13%, 7/15/39	332	412
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	174
5.88%, 1/30/42	30	31
4.65%, 7/23/48	300	256
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	499
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (3)	200	213
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3)	250	242
Discover Bank,
2.70%, 2/6/30	250	224
Fifth Third Bancorp,
8.25%, 3/1/38	275	330
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31 (3)	1,000	1,014
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	395
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	497
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.7%continued
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (3)	$297	$288
8.00%, 4/29/27	658	705
4.25%, 10/1/27	299	299
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	204	198
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	176	175
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28 (3)	1,000	1,009
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3)	34	33
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	816
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	59
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (3)	500	506
(Variable, U.S. SOFR + 0.90%), 5.14%, 1/24/31 (3)	1,500	1,523
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	496
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	514
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	1,000	1,074
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	1,000	1,039
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	75
5.60%, 7/15/41	405	413
5.63%, 8/16/43	150	150
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	95
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	68
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	316
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	700	546
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,300	866
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.7%continued
KeyBank N.A.,
5.00%, 1/26/33	$500	$487
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	501
Morgan Stanley,
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31 (3)	2,400	2,439
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36 (3)	300	306
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	2,000	2,006
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29 (3)	700	708
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	443
2.55%, 1/22/30	545	494
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (3)	700	719
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3)	300	297
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	400	442
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (3)	300	296
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	311
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	514
State Street Corp.,
4.73%, 2/28/30	500	503
Synovus Bank,
5.63%, 2/15/28	250	251
Truist Bank,
3.30%, 5/15/26	122	120
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (3)	85	82
1.13%, 8/3/27	221	205
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	1,006
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3)	57	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Banking – 2.7%continued
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	$800	$816
U.S. Bancorp,
2.38%, 7/22/26	133	130
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (3)	1,000	1,033
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	309
3.90%, 4/26/28	402	396
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3)	500	516
1.38%, 7/22/30	143	121
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	486
Wells Fargo & Co.,
3.00%, 10/23/26	542	530
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (3)	15	15
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3)	500	508
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3)	700	712
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	324
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	608
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	74
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	1,300	1,170
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	1,000	848
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,217
5.85%, 2/1/37	500	518
6.60%, 1/15/38	50	55
Zions Bancorp N.A.,
3.25%, 10/29/29	250	226
		58,111
Beverages – 0.4%
Brown-Forman Corp.,
4.50%, 7/15/45	200	171
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	131
1.50%, 3/5/28	81	75
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  49 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Beverages – 0.4%continued
2.13%, 9/6/29	$243	$222
1.65%, 6/1/30	179	156
2.00%, 3/5/31	1,204	1,053
5.00%, 5/13/34	500	510
4.65%, 8/14/34	500	497
Constellation Brands, Inc.,
4.65%, 11/15/28	44	44
2.25%, 8/1/31	284	241
5.25%, 11/15/48	167	153
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	180
5.05%, 3/15/29	500	507
4.42%, 12/15/46	300	251
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	167
4.20%, 7/15/46	300	242
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,811
PepsiCo, Inc.,
2.75%, 3/19/30	483	447
1.63%, 5/1/30	77	67
1.95%, 10/21/31	500	426
5.25%, 7/17/54	200	195
		7,546
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.20%, 5/14/26	56	55
2.95%, 11/21/26	663	649
4.80%, 3/15/29	500	506
5.05%, 3/15/34	500	503
4.05%, 11/21/39	200	175
4.85%, 6/15/44	750	696
4.25%, 11/21/49	500	414
5.40%, 3/15/54	700	688
Amgen, Inc.,
5.15%, 3/2/28	500	509
5.25%, 3/2/30	1,500	1,534
2.00%, 1/15/32	1,000	836
5.15%, 11/15/41	126	119
5.65%, 3/2/53	1,000	981
5.75%, 3/2/63	200	195
Biogen, Inc.,
2.25%, 5/1/30	40	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Biotechnology & Pharmaceuticals – 1.1%continued
3.25%, 2/15/51	$200	$128
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	131
3.90%, 2/20/28	726	719
4.35%, 11/15/47	1,083	907
5.55%, 2/22/54	700	690
6.40%, 11/15/63	300	328
Eli Lilly & Co.,
4.60%, 8/14/34	500	492
4.95%, 2/27/63	400	364
Gilead Sciences, Inc.,
1.20%, 10/1/27	1,050	973
5.25%, 10/15/33	1,000	1,023
2.60%, 10/1/40	100	71
4.80%, 4/1/44	185	169
4.50%, 2/1/45	150	131
4.75%, 3/1/46	168	151
4.15%, 3/1/47	60	49
Johnson & Johnson,
4.90%, 6/1/31	500	512
4.38%, 12/5/33	332	328
5.95%, 8/15/37	32	35
3.70%, 3/1/46	600	485
5.25%, 6/1/54	200	201
2.45%, 9/1/60	120	67
Merck & Co., Inc.,
1.70%, 6/10/27	263	250
1.90%, 12/10/28	279	257
3.40%, 3/7/29	389	376
2.15%, 12/10/31	688	592
4.50%, 5/17/33	1,000	984
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	47
5.15%, 5/17/63	200	186
Mylan, Inc.,
4.55%, 4/15/28	171	168
5.40%, 11/29/43	400	335
Novartis Capital Corp.,
2.20%, 8/14/30	524	468
4.70%, 9/18/54	300	270
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	700	692
5.30%, 5/19/53	600	570
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Biotechnology & Pharmaceuticals – 1.1%continued
Pfizer, Inc.,
3.45%, 3/15/29	$24	$23
2.63%, 4/1/30	500	457
7.20%, 3/15/39	311	367
5.60%, 9/15/40	194	198
4.30%, 6/15/43	100	87
4.13%, 12/15/46	262	215
Pharmacia LLC,
6.60%, 12/1/28	125	134
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	256
Royalty Pharma PLC,
3.55%, 9/2/50	300	201
5.90%, 9/2/54	100	96
Sanofi S.A.,
3.63%, 6/19/28	250	246
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	6	6
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	69	68
Wyeth LLC,
5.95%, 4/1/37	625	662
Zoetis, Inc.,
3.95%, 9/12/47	250	198
4.45%, 8/20/48	40	34
		24,312
Brokerage Asset Manager Exchanges – 0.0%
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	30	29
LPL Holdings, Inc.,
5.20%, 3/15/30	250	251
		280
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.15%, 11/10/26	250	255
3.75%, 2/15/28	251	243
2.25%, 1/15/29	484	436
6.10%, 6/1/29	1,500	1,549
2.80%, 4/1/31	650	561
6.55%, 6/1/34	500	514
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Cable & Satellite – 0.5%continued
5.75%, 4/1/48	$520	$449
3.90%, 6/1/52	800	517
Comcast Corp.,
4.55%, 1/15/29	300	301
5.10%, 6/1/29	1,500	1,535
3.40%, 4/1/30	1,370	1,297
4.25%, 1/15/33	400	380
7.05%, 3/15/33	140	158
3.75%, 4/1/40	1,000	820
2.89%, 11/1/51	100	61
5.35%, 5/15/53	700	653
2.99%, 11/1/63	500	284
5.50%, 5/15/64	450	423
Time Warner Cable LLC,
7.30%, 7/1/38	600	630
		11,066
Capital Goods – 0.0%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30 (2)	200	202
Berry Global, Inc.,
5.80%, 6/15/31	300	312
CRH America Finance, Inc.,
5.50%, 1/9/35	200	202
		716
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	191
Albemarle Corp.,
4.65%, 6/1/27	300	298
Avery Dennison Corp.,
2.65%, 4/30/30	200	181
Cabot Corp.,
5.00%, 6/30/32	70	69
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	429
9.40%, 5/15/39	174	234
5.25%, 11/15/41	200	185
5.55%, 11/30/48	200	187
DuPont de Nemours, Inc.,
5.42%, 11/15/48	300	302
Eastman Chemical Co.,
4.80%, 9/1/42	200	176
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  51 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Chemicals – 0.3%continued
Ecolab, Inc.,
2.75%, 8/18/55	$300	$180
FMC Corp.,
6.38%, 5/18/53	100	96
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	57
Linde, Inc.,
2.00%, 8/10/50	200	107
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	56
LYB International Finance B.V.,
5.25%, 7/15/43	565	510
LYB International Finance III LLC,
4.20%, 5/1/50	35	26
Mosaic (The) Co.,
5.45%, 11/15/33	250	251
NewMarket Corp.,
2.70%, 3/18/31	100	88
RPM International, Inc.,
3.75%, 3/15/27	100	98
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	201
2.95%, 8/15/29	167	155
2.30%, 5/15/30	153	136
2.20%, 3/15/32	475	400
4.55%, 8/1/45	30	26
Westlake Corp.,
3.60%, 8/15/26	701	691
3.38%, 6/15/30	249	232
		5,562
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	278
Block Financial LLC,
3.88%, 8/15/30	200	188
GXO Logistics, Inc.,
6.50%, 5/6/34	200	205
Republic Services, Inc.,
3.38%, 11/15/27	296	289
3.95%, 5/15/28	432	426
2.30%, 3/1/30	118	106
5.00%, 12/15/33	300	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Commercial Support Services – 0.1%continued
Waste Connections, Inc.,
2.95%, 1/15/52	$300	$191
Waste Management, Inc.,
4.15%, 7/15/49	200	165
2.50%, 11/15/50	500	298
		2,446
Communications – 0.0%
T-Mobile U.S.A., Inc.,
5.88%, 11/15/55	300	302
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	272
CRH SMW Finance DAC,
5.20%, 5/21/29	200	204
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	489
5.50%, 12/1/54	200	190
Owens Corning,
3.40%, 8/15/26	400	393
3.88%, 6/1/30	500	477
Vulcan Materials Co.,
3.50%, 6/1/30	200	188
5.35%, 12/1/34	300	303
		2,516
Consumer Cyclical – 0.0%
D.R. Horton, Inc.,
5.50%, 10/15/35	200	201
Consumer Non-Cyclical – 0.1%
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,015
5.60%, 2/12/65	300	303
HCA, Inc.,
6.20%, 3/1/55	200	198
Solventum Corp.,
5.90%, 4/30/54	300	297
		1,813
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	61
California Institute of Technology,
4.70%, 11/1/11 (4)	110	93
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Consumer Services – 0.1%continued
Duke University,
2.68%, 10/1/44	$200	$144
Emory University,
2.97%, 9/1/50	500	335
Johns Hopkins University,
4.08%, 7/1/53	100	82
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	193
4.68%, 7/1/14 (5)	15	13
3.89%, 7/1/16 (6)	300	213
Northwestern University,
4.64%, 12/1/44	50	46
President and Fellows of Harvard College,
2.52%, 10/15/50	300	184
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	100	85
University of Southern California,
2.81%, 10/1/50	500	324
		1,773
Containers & Packaging – 0.1%
Amcor Finance U.S.A., Inc.,
3.63%, 4/28/26	300	297
AptarGroup, Inc.,
3.60%, 3/15/32	150	137
International Paper Co.,
6.00%, 11/15/41	350	355
Packaging Corp. of America,
3.05%, 10/1/51	200	127
Sonoco Products Co.,
2.85%, 2/1/32	300	261
WestRock MWV LLC,
7.95%, 2/15/31	100	115
		1,292
Diversified Industrials – 0.1%
3M Co.,
2.25%, 9/19/26	165	160
3.05%, 4/15/30	1,000	932
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	300	189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Diversified Industrials – 0.1%continued
Honeywell International, Inc.,
2.50%, 11/1/26	$461	$448
1.10%, 3/1/27	182	172
2.70%, 8/15/29	137	128
3.81%, 11/21/47	425	329
5.25%, 3/1/54	200	190
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	83
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	262
		2,902
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
1.20%, 6/3/27	544	512
1.65%, 5/12/28	533	494
4.65%, 12/1/29	1,000	1,019
2.88%, 5/12/41	600	448
4.95%, 12/5/44	156	152
3.10%, 5/12/51	800	543
4.25%, 8/22/57	400	329
eBay, Inc.,
1.40%, 5/10/26	24	23
2.60%, 5/10/31	167	147
4.00%, 7/15/42	235	191
		3,858
Electric – 0.1%
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	505
Exelon Corp.,
5.88%, 3/15/55	200	199
Florida Power & Light Co.,
5.80%, 3/15/65	300	307
Georgia Power Co.,
4.85%, 3/15/31	300	302
PacifiCorp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 9/15/55 (3)	400	405
Public Service Electric and Gas Co.,
5.50%, 3/1/55	150	148
Public Service Enterprise Group, Inc.,
4.90%, 3/15/30	700	703
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  53 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric – 0.1%continued
Xcel Energy, Inc.,
5.60%, 4/15/35	$200	$201
		2,770
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	48
4.20%, 3/15/48	300	241
		289
Electric Utilities – 1.8%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	159
3.65%, 4/1/50	100	73
AES (The) Corp.,
5.45%, 6/1/28	350	356
Alabama Power Co.,
4.30%, 7/15/48	300	248
Ameren Illinois Co.,
3.85%, 9/1/32	500	468
Appalachian Power Co.,
7.00%, 4/1/38	75	83
Arizona Public Service Co.,
4.50%, 4/1/42	230	197
4.20%, 8/15/48	100	79
Avangrid, Inc.,
3.80%, 6/1/29	200	193
Avista Corp.,
4.00%, 4/1/52	100	75
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	359
5.40%, 6/1/53	200	190
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	285
Black Hills Corp.,
2.50%, 6/15/30	500	444
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	49
3.55%, 8/1/42	40	32
4.25%, 2/1/49	500	405
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	86
CMS Energy Corp.,
3.00%, 5/15/26	40	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.8%continued
3.45%, 8/15/27	$500	$488
4.88%, 3/1/44	500	448
Commonwealth Edison Co.,
5.30%, 6/1/34	300	305
6.45%, 1/15/38	200	218
4.60%, 8/15/43	100	89
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	198
5.25%, 1/15/53	500	475
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	307
5.85%, 3/15/36	100	105
6.75%, 4/1/38	100	113
5.50%, 12/1/39	85	85
3.95%, 3/1/43	120	97
4.45%, 3/15/44	100	86
3.85%, 6/15/46	100	77
4.65%, 12/1/48	100	86
6.15%, 11/15/52	500	526
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	423
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	51
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	282
5.10%, 6/1/65	50	44
Dominion Energy, Inc.,
4.25%, 6/1/28	500	496
5.25%, 8/1/33	250	248
5.95%, 6/15/35	500	522
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	32
4.05%, 9/15/42	100	80
DTE Electric Co.,
4.05%, 5/15/48	700	565
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	33
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	115
6.10%, 6/1/37	150	158
3.75%, 6/1/45	350	271
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.8%continued
Duke Energy Corp.,
4.50%, 8/15/32	$551	$531
3.75%, 9/1/46	120	88
5.80%, 6/15/54	200	196
Duke Energy Florida LLC,
6.35%, 9/15/37	340	371
3.40%, 10/1/46	290	208
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	534
6.35%, 8/15/38	25	27
4.90%, 7/15/43	500	458
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	387
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	41
Entergy Arkansas LLC,
5.75%, 6/1/54	300	299
Entergy Louisiana LLC,
3.05%, 6/1/31	950	863
4.75%, 9/15/52	300	260
Eversource Energy,
1.65%, 8/15/30	165	140
Exelon Corp.,
5.63%, 6/15/35	75	76
4.70%, 4/15/50	100	84
4.10%, 3/15/52	550	423
FirstEnergy Corp.,
3.40%, 3/1/50	300	204
Florida Power & Light Co.,
5.65%, 2/1/37	335	348
5.95%, 2/1/38	150	160
5.96%, 4/1/39	250	267
5.60%, 6/15/54	300	301
Idaho Power Co.,
5.50%, 3/15/53	100	96
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	211
5.63%, 4/1/53	500	490
Interstate Power and Light Co.,
3.10%, 11/30/51	300	194
ITC Holdings Corp.,
3.35%, 11/15/27	200	194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.8%continued
MidAmerican Energy Co.,
4.80%, 9/15/43	$100	$91
3.65%, 8/1/48	300	224
National Grid U.S.A.,
5.80%, 4/1/35	50	51
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	710
8.00%, 3/1/32	50	59
4.30%, 3/15/49	125	103
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	412
Nevada Power Co.,
6.65%, 4/1/36	100	110
5.90%, 5/1/53	400	400
6.00%, 3/15/54	200	204
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,381
2.44%, 1/15/32	439	375
Northern States Power Co.,
5.65%, 6/15/54	400	403
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	246
Ohio Power Co.,
5.65%, 6/1/34	300	304
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	159
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	171
4.10%, 11/15/48	300	236
4.60%, 6/1/52	300	253
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	507
4.55%, 7/1/30	1,909	1,848
5.90%, 6/15/32	800	816
4.50%, 7/1/40	500	425
PacifiCorp,
5.30%, 2/15/31	400	408
6.10%, 8/1/36	200	209
6.25%, 10/15/37	275	290
4.13%, 1/15/49	50	39
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	35
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  55 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.8%continued
PG&E Recovery Funding LLC,
5.05%, 7/15/32	$20	$21
4.84%, 6/1/33	100	100
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	50
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	14	14
4.02%, 6/1/31	63	62
4.72%, 6/1/37	100	97
4.45%, 12/1/47	135	118
5.21%, 12/1/47	100	96
4.67%, 12/1/51	100	89
5.10%, 6/1/52	75	70
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	303
4.15%, 6/15/48	300	246
Public Service Co. of Colorado,
4.10%, 6/15/48	300	233
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	242
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	611
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	81
5.64%, 4/15/41	340	338
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	134
5.35%, 4/1/53	300	281
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	93
Sempra,
3.25%, 6/15/27	150	145
6.00%, 10/15/39	250	253
Southern (The) Co.,
4.85%, 3/15/35	400	387
4.40%, 7/1/46	1,000	827
Southern California Edison Co.,
6.00%, 1/15/34	100	103
5.35%, 7/15/35	400	391
5.55%, 1/15/37	275	268
5.95%, 2/1/38	710	715
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electric Utilities – 1.8%continued
6.05%, 3/15/39	$50	$50
5.50%, 3/15/40	150	142
3.90%, 3/15/43	150	114
4.13%, 3/1/48	90	68
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	246
3.90%, 4/1/45	170	130
Tampa Electric Co.,
4.10%, 6/15/42	50	42
4.30%, 6/15/48	100	81
Tucson Electric Power Co.,
5.50%, 4/15/53	200	191
Union Electric Co.,
3.90%, 9/15/42	50	41
4.00%, 4/1/48	250	197
5.25%, 1/15/54	250	234
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	100	132
4.65%, 8/15/43	150	133
4.45%, 2/15/44	75	64
3.80%, 9/15/47	125	95
5.35%, 1/15/54	300	282
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	101
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	84
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	90
3.30%, 9/1/49	150	104
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	964
6.50%, 7/1/36	100	107
		38,994
Electrical Equipment – 0.1%
Amphenol Corp.,
5.00%, 1/15/35	300	299
Carrier Global Corp.,
2.72%, 2/15/30	1,000	915
6.20%, 3/15/54	75	80
Fortive Corp.,
4.30%, 6/15/46	105	86
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Electrical Equipment – 0.1%continued
Hubbell, Inc.,
2.30%, 3/15/31	$150	$130
Johnson Controls International PLC,
4.95%, 7/2/64	110	93
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	185
Lennox International, Inc.,
5.50%, 9/15/28	200	205
Otis Worldwide Corp.,
3.36%, 2/15/50	200	138
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	83
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	31
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	152
Trimble, Inc.,
6.10%, 3/15/33	200	210
Vontier Corp.,
2.95%, 4/1/31	200	174
		2,781
Energy – 0.0%
APA Corp.,
6.10%, 2/15/35 (2)	200	199
Chevron U.S.A., Inc.,
4.69%, 4/15/30	500	504
		703
Engineering & Construction – 0.0%
Nature Conservancy (The),
3.96%, 3/1/52	50	40
Entertainment Content – 0.3%
AppLovin Corp.,
5.13%, 12/1/29	500	502
Electronic Arts, Inc.,
1.85%, 2/15/31	300	255
Fox Corp.,
5.58%, 1/25/49	300	281
Netflix, Inc.,
6.38%, 5/15/29	600	642
Paramount Global,
4.20%, 5/19/32	600	538
5.85%, 9/1/43	197	173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Entertainment Content – 0.3%continued
5.25%, 4/1/44	$30	$24
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	404
Walt Disney (The) Co.,
3.70%, 3/23/27	297	294
6.40%, 12/15/35	31	35
4.13%, 12/1/41	105	89
4.95%, 10/15/45	1,200	1,115
3.60%, 1/13/51	300	221
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	800	583
5.39%, 3/15/62	700	507
		5,663
Food – 0.3%
Conagra Brands, Inc.,
1.38%, 11/1/27	85	78
7.00%, 10/1/28	200	214
4.85%, 11/1/28	100	100
5.30%, 11/1/38	200	190
General Mills, Inc.,
2.88%, 4/15/30	218	200
2.25%, 10/14/31	432	369
Hershey (The) Co.,
2.30%, 8/15/26	365	356
4.25%, 5/4/28	200	200
Hormel Foods Corp.,
1.70%, 6/3/28	500	461
3.05%, 6/3/51	100	66
Ingredion, Inc.,
3.20%, 10/1/26	250	245
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	208
6.50%, 11/15/53	100	108
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	361
7.25%, 11/15/53	400	451
Kellanova,
5.75%, 5/16/54	200	201
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	395
4.88%, 10/1/49	800	693
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  57 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Food – 0.3%continued
McCormick & Co., Inc.,
4.95%, 4/15/33	$200	$198
Mondelez International, Inc.,
3.00%, 3/17/32	500	444
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	377
The Campbell's Co.,
3.13%, 4/24/50	350	230
Tyson Foods, Inc.,
5.10%, 9/28/48	300	271
		6,416
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	567
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	966
6.59%, 10/15/37	105	116
4.30%, 12/1/42	75	65
3.45%, 5/1/50	12	8
3.25%, 6/1/51	58	39
Atmos Energy Corp.,
4.15%, 1/15/43	250	211
4.13%, 10/15/44	75	62
6.20%, 11/15/53	200	214
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	510
5.85%, 1/15/41	50	51
National Fuel Gas Co.,
5.50%, 10/1/26	300	303
NiSource, Inc.,
4.80%, 2/15/44	580	514
ONE Gas, Inc.,
4.25%, 9/1/32	150	143
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	179
Southern California Gas Co.,
3.75%, 9/15/42	250	194
4.30%, 1/15/49	125	100
5.60%, 4/1/54	150	146
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	304
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Gas & Water Utilities – 0.2%continued
Southwest Gas Corp.,
3.80%, 9/29/46	$50	$37
Spire Missouri, Inc.,
3.30%, 6/1/51	100	68
Washington Gas Light Co.,
3.65%, 9/15/49	100	74
		4,304
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	176
Aetna, Inc.,
6.63%, 6/15/36	40	43
6.75%, 12/15/37	150	161
AHS Hospital Corp.,
5.02%, 7/1/45	100	96
Ascension Health,
2.53%, 11/15/29	750	690
Cardinal Health, Inc.,
4.50%, 11/15/44	200	169
Cencora, Inc.,
4.25%, 3/1/45	60	49
4.30%, 12/15/47	100	81
Centene Corp.,
2.63%, 8/1/31	1,000	841
Cigna Group (The),
2.38%, 3/15/31	845	737
4.80%, 7/15/46	880	767
CommonSpirit Health,
3.82%, 10/1/49	200	149
CVS Health Corp.,
1.30%, 8/21/27	39	36
4.30%, 3/25/28	234	231
3.25%, 8/15/29	191	178
3.75%, 4/1/30	386	364
5.30%, 12/5/43	150	135
5.13%, 7/20/45	1,286	1,121
5.05%, 3/25/48	319	272
6.00%, 6/1/63	400	378
Dignity Health,
5.27%, 11/1/64	200	180
Elevance Health, Inc.,
4.10%, 3/1/28	245	242
6.38%, 6/15/37	500	540
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Health Care Facilities & Services – 0.9%continued
4.63%, 5/15/42	$325	$287
3.60%, 3/15/51	100	71
5.65%, 6/15/54	300	289
5.70%, 2/15/55	300	293
HCA, Inc.,
4.50%, 2/15/27	1,426	1,421
5.50%, 6/1/33	500	502
5.50%, 6/15/47	330	304
5.25%, 6/15/49	50	44
6.00%, 4/1/54	300	290
5.95%, 9/15/54	100	96
6.10%, 4/1/64	200	193
Humana, Inc.,
5.75%, 12/1/28	500	516
3.13%, 8/15/29	85	79
5.50%, 3/15/53	300	270
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	351
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	260
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	81
Novant Health, Inc.,
3.32%, 11/1/61	120	77
NYU Langone Hospitals,
4.37%, 7/1/47	200	172
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	55
4.20%, 6/30/29	59	58
6.40%, 11/30/33	200	217
Sutter Health,
4.09%, 8/15/48	500	403
UnitedHealth Group, Inc.,
3.45%, 1/15/27	300	296
3.70%, 5/15/27	55	54
3.88%, 12/15/28	218	214
4.25%, 1/15/29	500	497
4.00%, 5/15/29	600	590
4.80%, 1/15/30	1,000	1,011
2.00%, 5/15/30	216	191
2.30%, 5/15/31	200	175
6.63%, 11/15/37	640	719
6.88%, 2/15/38	170	195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Health Care Facilities & Services – 0.9%continued
4.38%, 3/15/42	$219	$190
4.75%, 7/15/45	281	251
5.05%, 4/15/53	750	679
5.50%, 4/15/64	100	95
5.75%, 7/15/64	700	689
		19,811
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	480
Whirlpool Corp.,
5.75%, 3/1/34	200	196
		676
Home Construction – 0.1%
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	40
Lennar Corp.,
4.75%, 11/29/27	200	200
Masco Corp.,
1.50%, 2/15/28	500	459
MDC Holdings, Inc.,
2.50%, 1/15/31	200	173
NVR, Inc.,
3.00%, 5/15/30	100	92
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	143
		1,107
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	78
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	200
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	106
4.38%, 6/15/45	150	124
4.15%, 3/15/47	70	55
5.15%, 5/15/53	100	95
Haleon U.S. Capital LLC,
3.63%, 3/24/32	600	552
Kenvue, Inc.,
4.90%, 3/22/33	200	200
5.05%, 3/22/53	200	187
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  59 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Household Products – 0.2%continued
Kimberly-Clark Corp.,
6.63%, 8/1/37	$350	$403
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	748
1.20%, 10/29/30	300	255
		3,021
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	93
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	100	89
Institutional Financial Services – 0.8%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	490
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	984
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	507
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	489
BGC Group, Inc.,
6.60%, 6/10/29	100	103
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	90
CME Group, Inc.,
3.75%, 6/15/28	300	296
5.30%, 9/15/43	45	45
Goldman Sachs Group (The), Inc.,
5.95%, 1/15/27	613	629
3.85%, 1/26/27	623	617
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (3)	299	299
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (3)	108	103
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (3)	445	427
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	568
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	68
3.80%, 3/15/30	500	478
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Institutional Financial Services – 0.8%continued
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3)	$1,500	$1,270
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3)	400	437
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	700	723
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39 (3)	500	445
6.25%, 2/1/41	192	202
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	808	596
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3)	400	303
4.80%, 7/8/44	350	312
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	600	556
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	338
6.20%, 4/14/34	200	204
Lazard Group LLC,
6.00%, 3/15/31	125	130
Morgan Stanley,
6.25%, 8/9/26	100	102
3.63%, 1/20/27	27	27
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3)	1,000	1,031
(Variable, U.S. SOFR + 1.22%), 5.04%, 7/19/30 (3)	300	302
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	30
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	55
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	506
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	700	708
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36 (3)	600	497
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	809
6.38%, 7/24/42	300	327
4.30%, 1/27/45	784	660
Nasdaq, Inc.,
5.95%, 8/15/53 (8)	300	306
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 60 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Institutional Financial Services – 0.8%continued
State Street Corp.,
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3)	$300	$295
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3)	400	402
		17,766
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	500	480
Allstate (The) Corp.,
4.50%, 6/15/43	45	39
4.20%, 12/15/46	100	81
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	229
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	300	249
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	300	222
Aon North America, Inc.,
5.13%, 3/1/27	2,000	2,022
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	145
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	245
5.55%, 2/15/55	200	192
Assurant, Inc.,
4.90%, 3/27/28	215	216
Athene Holding Ltd.,
6.65%, 2/1/33	300	320
6.25%, 4/1/54	100	100
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (3)	200	188
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	161
4.40%, 5/15/42	100	92
4.30%, 5/15/43	300	266
4.25%, 1/15/49	300	254
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	238
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 0.7%continued
Brown & Brown, Inc.,
4.95%, 3/17/52	$200	$172
Chubb (The) Corp.,
6.00%, 5/11/37	50	54
6.50%, 5/15/38	85	95
Chubb INA Holdings LLC,
3.35%, 5/3/26	1,000	989
6.70%, 5/15/36	50	56
4.15%, 3/13/43	100	84
2.85%, 12/15/51	100	64
CNA Financial Corp.,
5.50%, 6/15/33	200	204
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	240
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	122
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	122
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	104
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	199
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	297
Lincoln National Corp.,
3.63%, 12/12/26	148	146
3.80%, 3/1/28	117	114
6.30%, 10/9/37	100	105
Loews Corp.,
4.13%, 5/15/43	75	63
Markel Group, Inc.,
5.00%, 5/20/49	200	176
3.45%, 5/7/52	100	68
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	106
5.15%, 3/15/34	500	505
5.45%, 3/15/53	200	194
5.40%, 3/15/55	300	290
MetLife, Inc.,
6.38%, 6/15/34	485	532
4.72%, 12/15/44	370	328
5.25%, 1/15/54	100	95
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  61 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Insurance – 0.7%continued
Principal Financial Group, Inc.,
5.50%, 3/15/53	$200	$196
Progressive (The) Corp.,
2.45%, 1/15/27	250	242
4.20%, 3/15/48	300	249
Prudential Financial, Inc.,
5.20%, 3/14/35	400	400
3.00%, 3/10/40	300	225
3.94%, 12/7/49	335	255
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	208
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	101
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	86
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	407
5.45%, 5/25/53	200	196
Unum Group,
4.13%, 6/15/51	200	150
W R Berkley Corp.,
3.55%, 3/30/52	200	141
Willis North America, Inc.,
2.95%, 9/15/29	500	462
		14,751
Internet Media & Services – 0.2%
Alphabet, Inc.,
2.05%, 8/15/50	75	42
2.25%, 8/15/60	400	222
Booking Holdings, Inc.,
4.63%, 4/13/30	200	200
Expedia Group, Inc.,
4.63%, 8/1/27	300	300
Meta Platforms, Inc.,
4.60%, 5/15/28	300	304
4.30%, 8/15/29	750	750
4.55%, 8/15/31	1,000	1,003
4.95%, 5/15/33	1,800	1,822
Uber Technologies, Inc.,
5.35%, 9/15/54	250	234
		4,877
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	$200	$196
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	300	295
5.30%, 2/5/54	300	281
International Business Machines Corp.,
6.50%, 1/15/28	226	238
1.95%, 5/15/30	797	701
4.25%, 5/15/49	300	245
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	464
Leidos, Inc.,
5.75%, 3/15/33	300	308
		2,728
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	305
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	201
Marriott International, Inc.,
3.13%, 6/15/26	130	128
4.80%, 3/15/30	400	399
2.85%, 4/15/31	500	445
McDonald's Corp.,
4.80%, 8/14/28	700	708
4.88%, 12/9/45	200	181
4.45%, 3/1/47	200	170
4.45%, 9/1/48	112	94
5.45%, 8/14/53	300	290
Starbucks Corp.,
3.50%, 11/15/50	600	418
		3,339
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52	200	152
Hasbro, Inc.,
6.35%, 3/15/40	50	51
		203
Machinery – 0.3%
Caterpillar Financial Services Corp.,
1.70%, 1/8/27	186	178
3.60%, 8/12/27	500	493
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 62 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Machinery – 0.3%continued
Caterpillar, Inc.,
3.80%, 8/15/42	$185	$152
4.30%, 5/15/44	235	205
3.25%, 9/19/49	220	155
Deere & Co.,
3.75%, 4/15/50	633	493
Eaton Corp.,
3.10%, 9/15/27	250	243
4.35%, 5/18/28	500	501
4.70%, 8/23/52	100	89
Flowserve Corp.,
2.80%, 1/15/32	100	85
IDEX Corp.,
2.63%, 6/15/31	100	87
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	512
John Deere Capital Corp.,
4.15%, 9/15/27	118	118
4.95%, 7/14/28	1,000	1,020
Oshkosh Corp.,
3.10%, 3/1/30	100	92
Regal Rexnord Corp.,
6.05%, 4/15/28	500	513
Snap-on, Inc.,
3.10%, 5/1/50	100	67
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	172
Veralto Corp.,
5.50%, 9/18/26	300	304
Xylem, Inc.,
2.25%, 1/30/31	200	175
		5,654
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	370
4.75%, 11/30/36	353	347
6.15%, 11/30/37	202	224
4.75%, 4/15/43	100	95
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	261
Baxter International, Inc.,
3.50%, 8/15/46	350	251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Medical Equipment & Devices – 0.3%continued
Becton Dickinson & Co.,
4.69%, 2/13/28	$800	$803
4.69%, 12/15/44	210	184
Boston Scientific Corp.,
7.38%, 1/15/40	240	291
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,015
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	633
Medtronic, Inc.,
4.63%, 3/15/45	406	364
Revvity, Inc.,
2.25%, 9/15/31	300	252
Stryker Corp.,
3.65%, 3/7/28	152	148
4.10%, 4/1/43	50	42
4.38%, 5/15/44	200	173
2.90%, 6/15/50	200	131
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	505
1.75%, 10/15/28	38	35
2.80%, 10/15/41	500	358
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	350
		6,832
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	488
Newmont Corp.,
5.88%, 4/1/35	100	105
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	243
		836
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	97
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	482
4.08%, 12/15/47	110	87
Halliburton Co.,
2.92%, 3/1/30	300	275
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  63 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Services & Equipment – 0.1%continued
4.85%, 11/15/35	$275	$264
7.45%, 9/15/39	160	188
4.75%, 8/1/43	15	13
NOV, Inc.,
3.60%, 12/1/29	150	142
Schlumberger Investment S.A.,
4.50%, 5/15/28	500	500
		2,048
Oil & Gas Supply Chain – 1.4%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	149
BP Capital Markets America, Inc.,
3.12%, 5/4/26	397	392
3.02%, 1/16/27	312	305
4.23%, 11/6/28	428	424
2.72%, 1/12/32	110	97
4.99%, 4/10/34	500	495
3.38%, 2/8/61	800	519
BP Capital Markets PLC,
3.28%, 9/19/27	138	135
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	240
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	514
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	253
Chevron Corp.,
2.95%, 5/16/26	465	458
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	29
2.34%, 8/12/50	200	116
ConocoPhillips Co.,
5.05%, 9/15/33	200	201
3.76%, 3/15/42	100	80
5.30%, 5/15/53	300	281
5.50%, 1/15/55	200	193
4.03%, 3/15/62	405	296
Coterra Energy, Inc.,
4.38%, 3/15/29	200	197
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	305
Devon Energy Corp.,
5.25%, 10/15/27	250	251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
5.75%, 9/15/54	$300	$275
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	399
6.25%, 3/15/53	200	200
5.90%, 4/18/64	100	94
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	171
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	57
Energy Transfer L.P.,
3.90%, 7/15/26	98	97
4.40%, 3/15/27	90	90
4.20%, 4/15/27	160	159
5.50%, 6/1/27	266	270
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	214
4.15%, 9/15/29	183	178
6.40%, 12/1/30	400	426
7.50%, 7/1/38	310	353
4.95%, 1/15/43	500	432
5.15%, 2/1/43	309	275
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	72
6.25%, 4/15/49	400	397
6.05%, 9/1/54	200	194
Enterprise Products Operating LLC,
3.95%, 2/15/27	529	526
3.13%, 7/31/29	138	131
6.88%, 3/1/33	50	56
7.55%, 4/15/38	515	615
5.95%, 2/1/41	40	41
4.80%, 2/1/49	200	175
4.20%, 1/31/50	700	556
EOG Resources, Inc.,
4.95%, 4/15/50	100	90
EQT Corp.,
5.75%, 2/1/34	200	204
Exxon Mobil Corp.,
3.48%, 3/19/30	125	120
2.61%, 10/15/30	1,010	917
3.00%, 8/16/39	200	156
4.33%, 3/19/50	500	417
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 64 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
Hess Corp.,
7.13%, 3/15/33	$390	$441
HF Sinclair Corp.,
4.50%, 10/1/30	250	240
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	196
6.55%, 9/15/40	205	216
7.50%, 11/15/40	305	352
6.38%, 3/1/41	35	36
5.63%, 9/1/41	310	292
5.40%, 9/1/44	50	46
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	274
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	37
6.50%, 3/1/41	300	311
MPLX L.P.,
4.80%, 2/15/29	300	300
5.20%, 12/1/47	407	358
4.70%, 4/15/48	400	327
5.65%, 3/1/53	100	92
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,160	1,192
6.60%, 3/15/46	100	101
6.05%, 10/1/54	100	94
ONEOK Partners L.P.,
6.65%, 10/1/36	80	86
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
4.75%, 10/15/31	400	392
6.05%, 9/1/33	300	312
5.15%, 10/15/43	20	18
5.45%, 6/1/47	100	91
7.15%, 1/15/51	400	434
5.70%, 11/1/54	300	281
Ovintiv, Inc.,
7.10%, 7/15/53	50	53
Phillips 66,
5.88%, 5/1/42	140	140
Phillips 66 Co.,
4.90%, 10/1/46	200	172
5.65%, 6/15/54	350	325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Oil & Gas Supply Chain – 1.4%continued
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	$139	$139
3.55%, 12/15/29	554	522
3.80%, 9/15/30	137	129
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	269
4.50%, 5/15/30	300	294
Shell Finance U.S., Inc.,
2.38%, 11/7/29	287	263
4.13%, 5/11/35	300	281
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	333
3.75%, 9/12/46	230	177
Shell International Finance B.V.,
2.88%, 5/10/26	33	33
3.88%, 11/13/28	9	9
3.63%, 8/21/42	230	181
3.13%, 11/7/49	100	67
3.00%, 11/26/51	150	97
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	354
5.95%, 9/25/43	89	88
4.50%, 3/15/45	110	91
Targa Resources Corp.,
6.13%, 3/15/33	500	522
6.50%, 2/15/53	200	208
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	158	164
7.00%, 10/15/28	295	316
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	865
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	723
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	539
4.90%, 3/15/29	500	503
4.65%, 8/15/32	600	581
5.15%, 3/15/34	500	493
5.80%, 11/15/43	200	197
		30,068
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  65 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	$1,000	$913
4.85%, 4/15/49	200	171
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	156
American Tower Corp.,
3.38%, 10/15/26	26	26
3.13%, 1/15/27	128	125
3.60%, 1/15/28	79	77
1.50%, 1/31/28	39	36
3.95%, 3/15/29	134	130
3.80%, 8/15/29	500	480
5.90%, 11/15/33	300	314
5.45%, 2/15/34	300	304
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	236
Boston Properties L.P.,
2.75%, 10/1/26	30	29
4.50%, 12/1/28	100	98
6.50%, 1/15/34	500	527
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	258
Camden Property Trust,
5.85%, 11/3/26	500	510
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	162
Crown Castle, Inc.,
3.30%, 7/1/30	200	183
5.80%, 3/1/34	300	306
5.20%, 2/15/49	350	313
CubeSmart L.P.,
3.13%, 9/1/26	250	245
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	286
EPR Properties,
3.60%, 11/15/31	250	223
Equinix, Inc.,
2.15%, 7/15/30	1,000	877
ERP Operating L.P.,
3.50%, 3/1/28	500	487
4.50%, 6/1/45	55	47
Essential Properties L.P.,
2.95%, 7/15/31	100	87
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%continued
Essex Portfolio L.P.,
4.00%, 3/1/29	$146	$142
3.00%, 1/15/30	154	142
Extra Space Storage L.P.,
5.70%, 4/1/28	700	719
Federal Realty OP L.P.,
5.38%, 5/1/28	250	254
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	260
Healthpeak OP LLC,
3.25%, 7/15/26	128	126
3.50%, 7/15/29	277	263
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	108
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	183
Kilroy Realty L.P.,
4.75%, 12/15/28	112	110
Kimco Realty OP LLC,
6.40%, 3/1/34	200	215
4.25%, 4/1/45	200	163
Kite Realty Group Trust,
4.75%, 9/15/30	100	99
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	126
NNN REIT, Inc.,
3.10%, 4/15/50	300	188
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	254
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	101
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	110
Prologis L.P.,
4.88%, 6/15/28	150	152
1.75%, 7/1/30	200	172
4.75%, 6/15/33	300	294
5.00%, 1/31/35	300	298
5.25%, 6/15/53	100	95
Public Storage Operating Co.,
5.13%, 1/15/29	300	307
2.30%, 5/1/31	300	260
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 66 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Real Estate Investment Trusts – 0.9%continued
2.25%, 11/9/31	$200	$172
Realty Income Corp.,
3.00%, 1/15/27	56	55
3.40%, 1/15/28	61	59
2.10%, 3/15/28	600	559
3.10%, 12/15/29	123	115
4.90%, 7/15/33	300	294
Regency Centers L.P.,
3.70%, 6/15/30	400	380
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	201
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	103
Simon Property Group L.P.,
2.45%, 9/13/29	1,001	913
6.75%, 2/1/40	242	272
4.25%, 10/1/44	148	122
Store Capital LLC,
2.70%, 12/1/31	200	169
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	277
Tanger Properties L.P.,
2.75%, 9/1/31	100	86
UDR, Inc.,
2.10%, 6/15/33	300	237
Ventas Realty L.P.,
4.75%, 11/15/30	300	298
5.70%, 9/30/43	100	98
VICI Properties L.P.,
5.63%, 5/15/52	200	182
Welltower OP LLC,
2.05%, 1/15/29	67	61
4.13%, 3/15/29	260	255
3.10%, 1/15/30	218	203
Weyerhaeuser Co.,
4.00%, 3/9/52	200	150
		18,008
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	200	209
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	251
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Retail - Consumer Staples – 0.2%continued
Dollar General Corp.,
5.50%, 11/1/52	$200	$183
Dollar Tree, Inc.,
2.65%, 12/1/31	200	172
Kroger (The) Co.,
5.00%, 9/15/34	800	782
6.90%, 4/15/38	100	112
5.40%, 7/15/40	100	99
5.65%, 9/15/64	100	95
Target Corp.,
4.80%, 1/15/53	500	450
Walmart, Inc.,
3.70%, 6/26/28	251	248
1.80%, 9/22/31	2,000	1,715
4.50%, 4/15/53	300	265
		4,372
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	271
AutoZone, Inc.,
5.05%, 7/15/26	500	504
3.75%, 4/18/29	121	117
4.00%, 4/15/30	129	124
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	72
Home Depot (The), Inc.,
4.75%, 6/25/29	600	607
5.40%, 9/15/40	680	685
5.95%, 4/1/41	405	428
4.50%, 12/6/48	400	344
3.63%, 4/15/52	643	472
Lowe's Cos., Inc.,
4.80%, 4/1/26	1,000	1,003
3.35%, 4/1/27	115	113
3.65%, 4/5/29	76	73
3.75%, 4/1/32	500	464
2.80%, 9/15/41	200	138
4.05%, 5/3/47	94	73
3.00%, 10/15/50	700	438
5.85%, 4/1/63	200	195
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	486
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  67 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Retail - Discretionary – 0.3%continued
Ross Stores, Inc.,
1.88%, 4/15/31	$200	$169
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	30
1.15%, 5/15/28	74	67
		6,873
Semiconductors – 0.5%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	127
Analog Devices, Inc.,
3.45%, 6/15/27	500	491
2.80%, 10/1/41	300	217
Applied Materials, Inc.,
1.75%, 6/1/30	500	437
5.85%, 6/15/41	100	105
Broadcom, Inc.,
4.15%, 2/15/28	1,000	992
2.45%, 2/15/31 (2)	1,024	901
4.15%, 4/15/32 (2)	500	474
4.93%, 5/15/37 (2) (9)	200	192
3.50%, 2/15/41 (2)	200	157
3.75%, 2/15/51 (2)	700	524
Intel Corp.,
2.00%, 8/12/31	50	42
5.20%, 2/10/33	300	296
4.80%, 10/1/41	80	69
3.73%, 12/8/47	741	517
3.25%, 11/15/49	200	125
4.75%, 3/25/50	200	161
5.70%, 2/10/53	700	643
3.10%, 2/15/60	200	111
KLA Corp.,
5.25%, 7/15/62	250	236
Lam Research Corp.,
1.90%, 6/15/30	700	615
Marvell Technology, Inc.,
5.75%, 2/15/29	300	309
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,017
NVIDIA Corp.,
3.50%, 4/1/50	400	303
QUALCOMM, Inc.,
5.40%, 5/20/33	300	313
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Semiconductors – 0.5%continued
4.80%, 5/20/45	$300	$275
6.00%, 5/20/53	200	211
Texas Instruments, Inc.,
2.25%, 9/4/29	200	183
4.90%, 3/14/33	1,000	1,012
		11,055
Software – 0.5%
Adobe, Inc.,
2.15%, 2/1/27	419	404
Autodesk, Inc.,
3.50%, 6/15/27	135	132
Concentrix Corp.,
6.85%, 8/2/33	200	207
Fortinet, Inc.,
2.20%, 3/15/31	100	87
Intuit, Inc.,
5.25%, 9/15/26	500	506
5.20%, 9/15/33	300	306
Microsoft Corp.,
3.40%, 6/15/27	500	493
1.35%, 9/15/30	800	691
2.50%, 9/15/50	200	124
2.92%, 3/17/52	674	452
2.68%, 6/1/60	100	60
3.04%, 3/17/62	1,000	652
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	600
2.88%, 3/25/31	509	456
4.90%, 2/6/33	300	295
4.70%, 9/27/34	1,000	955
3.90%, 5/15/35	336	299
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	564
3.60%, 4/1/50	1,000	695
5.55%, 2/6/53	500	467
4.38%, 5/15/55	25	20
3.85%, 4/1/60	500	344
Roper Technologies, Inc.,
4.90%, 10/15/34	400	391
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,190
1.95%, 7/15/31	300	258
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 68 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Software – 0.5%continued
VMware LLC,
2.20%, 8/15/31	$300	$255
Workday, Inc.,
3.80%, 4/1/32	300	278
		11,192
Specialty Finance – 0.7%
Air Lease Corp.,
1.88%, 8/15/26	78	75
3.63%, 12/1/27	163	159
2.10%, 9/1/28	131	120
4.63%, 10/1/28	651	648
3.25%, 10/1/29	500	468
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3)	500	522
American Express Co.,
1.65%, 11/4/26	84	81
5.85%, 11/5/27	500	518
4.05%, 5/3/29	72	71
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	200	204
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	756
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	307
Capital One Financial Corp.,
3.75%, 7/28/26	150	148
3.75%, 3/9/27	250	246
3.65%, 5/11/27	144	141
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (3)	355	340
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3)	700	712
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	500	520
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	400	418
Equifax, Inc.,
2.35%, 9/15/31	380	326
FactSet Research Systems, Inc.,
3.45%, 3/1/32	100	90
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Specialty Finance – 0.7%continued
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	$400	$402
Fiserv, Inc.,
5.38%, 8/21/28	500	511
3.50%, 7/1/29	200	190
5.15%, 8/12/34	500	496
GATX Corp.,
3.50%, 3/15/28	500	485
5.20%, 3/15/44	35	32
6.05%, 6/5/54	150	151
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,008
Mastercard, Inc.,
4.35%, 1/15/32	500	491
3.80%, 11/21/46	500	399
Moody's Corp.,
4.25%, 8/8/32	500	483
PayPal Holdings, Inc.,
2.85%, 10/1/29	300	280
5.15%, 6/1/34	500	502
S&P Global, Inc.,
2.45%, 3/1/27	300	291
5.25%, 9/15/33	300	307
3.70%, 3/1/52	100	75
Synchrony Financial,
3.95%, 12/1/27	400	390
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	312
Visa, Inc.,
2.05%, 4/15/30	400	359
4.15%, 12/14/35	100	95
2.00%, 8/15/50	500	274
		14,526
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	167
Steel Dynamics, Inc.,
3.45%, 4/15/30	300	282
		449
Technology – 0.2%
Adobe, Inc.,
5.30%, 1/17/35	200	206
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  69 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Technology – 0.2%continued
Cisco Systems, Inc.,
4.95%, 2/24/32	$400	$406
International Business Machines Corp.,
5.20%, 2/10/35	700	701
Micron Technology, Inc.,
5.80%, 1/15/35	100	102
Oracle Corp.,
5.25%, 2/3/32	600	608
Synopsys, Inc.,
4.85%, 4/1/30	1,000	1,007
		3,030
Technology Hardware – 0.5%
Apple, Inc.,
2.05%, 9/11/26	308	299
3.35%, 2/9/27	345	340
3.20%, 5/11/27	201	198
2.90%, 9/12/27	400	389
4.00%, 5/10/28	500	500
3.25%, 8/8/29	37	36
2.20%, 9/11/29	188	173
4.15%, 5/10/30	150	151
3.35%, 8/8/32	450	421
4.30%, 5/10/33	300	298
2.38%, 2/8/41	15	10
3.85%, 5/4/43	305	256
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	142
4.65%, 2/23/46	206	190
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	473
4.85%, 5/10/53	900	863
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	244
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	471
Cisco Systems, Inc.,
5.90%, 2/15/39	200	215
5.50%, 1/15/40	90	93
5.35%, 2/26/64	500	486
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Technology Hardware – 0.5%continued
Corning, Inc.,
5.35%, 11/15/48	$300	$284
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	248	251
8.35%, 7/15/46	223	280
Dell, Inc.,
7.10%, 4/15/28	1,000	1,063
Flex Ltd.,
6.00%, 1/15/28	300	308
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	156
4.85%, 10/15/31	800	792
6.35%, 10/15/45	200	205
HP, Inc.,
6.00%, 9/15/41	275	277
Jabil, Inc.,
3.00%, 1/15/31	300	269
Juniper Networks, Inc.,
5.95%, 3/15/41	100	100
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	413
TD SYNNEX Corp.,
2.65%, 8/9/31	150	128
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	178
Western Digital Corp.,
3.10%, 2/1/32	250	210
		11,233
Telecommunications – 0.7%
AT&T, Inc.,
2.75%, 6/1/31	359	319
5.40%, 2/15/34	1,700	1,727
4.50%, 5/15/35	300	282
3.10%, 2/1/43	500	358
4.50%, 3/9/48	574	476
3.30%, 2/1/52	550	364
3.80%, 12/1/57	1,200	842
3.65%, 9/15/59	500	337
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,065
4.80%, 7/15/28	785	791
3.88%, 4/15/30	1,258	1,206
5.15%, 4/15/34	500	501
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 70 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Telecommunications – 0.7%continued
4.50%, 4/15/50	$400	$333
6.00%, 6/15/54	200	204
5.50%, 1/15/55	500	476
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,260
1.68%, 10/30/30	818	696
4.78%, 2/15/35 (2)	1,465	1,422
3.88%, 3/1/52	300	224
5.50%, 2/23/54	200	194
2.99%, 10/30/56	700	421
3.70%, 3/22/61	1,000	689
		14,187
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	500	525
2.45%, 2/4/32	200	169
4.50%, 5/2/43	410	339
5.95%, 2/14/49	517	510
Philip Morris International, Inc.,
5.25%, 9/7/28	800	820
4.88%, 2/13/29	600	606
1.75%, 11/1/30	181	156
4.13%, 3/4/43	591	487
4.88%, 11/15/43	100	91
		3,703
Transportation – 0.0%
FedEx Corp.,
4.75%, 11/15/45 (2)	600	501
Union Pacific Corp.,
5.60%, 12/1/54	100	101
		602
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	260	228
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	319
6.20%, 8/15/36	455	500
5.15%, 9/1/43	280	272
5.20%, 4/15/54	400	381
5.50%, 3/15/55	150	149
CSX Corp.,
2.60%, 11/1/26	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Transportation & Logistics – 0.4%continued
5.20%, 11/15/33	$200	$204
6.00%, 10/1/36	100	107
6.15%, 5/1/37	190	205
6.22%, 4/30/40	365	393
4.75%, 11/15/48	200	178
4.50%, 3/15/49	100	86
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	109	102
FedEx Corp.,
4.25%, 5/15/30	95	93
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	148	138
Kirby Corp.,
4.20%, 3/1/28	100	98
Norfolk Southern Corp.,
4.45%, 6/15/45	275	236
3.94%, 11/1/47	300	235
5.35%, 8/1/54	100	96
5.95%, 3/15/64	200	206
Ryder System, Inc.,
5.30%, 3/15/27	500	507
6.60%, 12/1/33	100	109
Southwest Airlines Co.,
5.13%, 6/15/27	400	403
Union Pacific Corp.,
3.25%, 2/5/50	800	553
5.15%, 1/20/63	700	642
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	329	314
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	198	199
United Parcel Service, Inc.,
3.75%, 11/15/47	180	138
4.25%, 3/15/49	73	60
5.30%, 4/1/50	377	359
5.60%, 5/22/64	200	196
		7,730
Transportation Equipment – 0.1%
Cummins, Inc.,
1.50%, 9/1/30	500	428
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  71 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.7% continued
Transportation Equipment – 0.1%continued
4.88%, 10/1/43	$90	$85
PACCAR Financial Corp.,
4.00%, 9/26/29	200	197
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	250
		960
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	298
3.75%, 9/15/47	295	225
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	605
Sysco Corp.,
3.30%, 7/15/26	597	588
3.25%, 7/15/27	523	509
5.38%, 9/21/35	250	253
4.45%, 3/15/48	300	245
		2,723
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	204
Total Corporate Bonds
(Cost $469,094)		443,088

FOREIGN ISSUER BONDS – 6.3%
Asset Management – 0.1%
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	301
4.35%, 4/15/30	500	489
5.68%, 1/15/35	300	307
CI Financial Corp.,
4.10%, 6/15/51	100	72
UBS A.G.,
1.25%, 8/7/26	116	111
7.50%, 2/15/28	250	269
5.65%, 9/11/28	800	827
UBS Group A.G.,
4.55%, 4/17/26	413	413
		2,789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	$1,000	$965
Magna International, Inc.,
5.50%, 3/21/33	200	202
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	206
		1,373
Banking – 1.8%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	413
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	200	198
3.31%, 6/27/29	1,400	1,324
6.94%, 11/7/33	400	445
Bank of Montreal,
2.65%, 3/8/27	1,000	968
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (3)	300	298
Bank of Nova Scotia (The),
5.65%, 2/1/34	500	518
Barclays PLC,
5.20%, 5/12/26	345	346
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (3)	528	507
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	500	513
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	558
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,042
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36 (3)	300	302
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	100	73
5.25%, 8/17/45	144	136
BPCE S.A.,
3.38%, 12/2/26	250	246
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 72 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.8%continued
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	$500	$490
6.09%, 10/3/33	300	317
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	509
5.75%, 12/1/43	250	251
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	900	948
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (3)	600	609
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (3)	1	1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	198
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	374
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28 (3)	1,500	1,512
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	750	777
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	150	137
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3)	1,000	1,022
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31 (3)	500	502
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,133
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	505
6.80%, 6/1/38	150	160
5.25%, 3/14/44	200	187
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29 (3)	700	703
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	400	420
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	506
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28 (3)	500	505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.8%continued
4.34%, 1/9/48	$500	$394
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (3)	734	706
3.29%, 7/25/27	378	369
3.74%, 3/7/29	1,500	1,456
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	1,000	1,028
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	893
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	517
National Australia Bank Ltd.,
4.90%, 1/14/30	500	510
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	1,002
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	306
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28 (3)	1,000	997
3.88%, 5/4/32	600	563
5.15%, 2/1/34	200	202
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	728
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,221
2.13%, 7/8/30	400	350
5.78%, 7/13/33	800	835
5.81%, 9/14/33	500	525
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,964
4.46%, 6/8/32	400	386
Westpac Banking Corp.,
2.85%, 5/13/26	692	682
3.35%, 3/8/27	500	492
5.46%, 11/18/27	500	515
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  73 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.8%continued
1.95%, 11/20/28	$308	$283
5.05%, 4/16/29	500	512
6.82%, 11/17/33	300	327
		37,416
Basic Industry – 0.0%
Rio Tinto Finance U.S.A. PLC,
5.88%, 3/14/65	300	303
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,600	1,476
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	1,300	1,239
8.00%, 11/15/39	310	394
4.95%, 1/15/42	190	179
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	163
Diageo Capital PLC,
5.63%, 10/5/33	500	519
		3,970
Biotechnology & Pharmaceuticals – 0.1%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	37
AstraZeneca PLC,
3.13%, 6/12/27	31	30
1.38%, 8/6/30	731	623
6.45%, 9/15/37	450	503
4.00%, 9/18/42	250	212
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	296
5.38%, 4/15/34	150	155
6.38%, 5/15/38	274	302
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	373
3.18%, 7/9/50	204	134
		2,665
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	300	277
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	$23	$21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	150	149
5.80%, 3/27/53	200	197
		395
Commercial Support Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	150
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54(2)	200	197
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35 (2)	200	201
4.40%, 12/6/57	600	486
JD.com, Inc.,
3.38%, 1/14/30	300	284
		971
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	259
Enel Americas S.A.,
4.00%, 10/25/26	200	198
National Grid PLC,
5.60%, 6/12/28	150	154
		611
Electrical Equipment – 0.0%
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	58
Energy – 0.0%
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29(2)	400	397
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	341
Governmental Banks – 0.5%
Export Development Canada,
3.88%, 2/14/28	500	498
4.13%, 2/13/29	1,000	1,003
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 74 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Governmental Banks – 0.5%continued
Export-Import Bank of Korea,
2.63%, 5/26/26	$1,000	$982
2.50%, 6/29/41	500	356
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,326
4.63%, 7/19/28	200	203
3.50%, 10/31/28	301	294
1.88%, 4/15/31	500	435
Korea Development Bank (The),
4.38%, 2/15/33	800	780
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,178
4.38%, 2/28/34	1,500	1,509
0.00%, 4/18/36 (10)	500	308
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	499
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	504
		9,875
Household Products – 0.1%
Unilever Capital Corp.,
2.00%, 7/28/26	674	656
2.90%, 5/5/27	326	318
5.90%, 11/15/32	125	135
4.63%, 8/12/34	100	98
		1,207
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	171
Institutional Financial Services – 0.1%
Marex Group PLC,
6.40%, 11/4/29	50	51
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,218
6.07%, 7/12/28	500	519
		1,788
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	204
Manulife Financial Corp.,
3.70%, 3/16/32	300	278
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Insurance – 0.0%continued
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	$200	$203
XL Group Ltd.,
5.25%, 12/15/43	50	48
		733
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	263
Weibo Corp.,
3.38%, 7/8/30	200	185
		448
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	663
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	248
5.00%, 3/15/42	100	92
		340
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	300	298
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	200	169
5.50%, 9/8/53	300	295
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	107
5.75%, 6/1/35	100	106
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	136
4.13%, 8/21/42	300	253
Southern Copper Corp.,
7.50%, 7/27/35	300	341
6.75%, 4/16/40	90	97
Vale Overseas Ltd.,
6.13%, 6/12/33	600	614
		2,416
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	389
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	143
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  75 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Oil & Gas Supply Chain – 0.3%continued
6.75%, 2/1/39	$200	$216
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	137
Enbridge, Inc.,
6.00%, 11/15/28	400	416
5.63%, 4/5/34	300	305
3.40%, 8/1/51	300	202
5.95%, 4/5/54	100	100
Equinor ASA,
3.00%, 4/6/27	52	51
2.38%, 5/22/30	870	785
4.25%, 11/23/41	350	306
Suncor Energy, Inc.,
7.15%, 2/1/32	200	219
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	140
3.75%, 3/4/51	100	70
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	500	467
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	405
5.28%, 9/10/54	500	471
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	206
5.10%, 3/15/49	400	370
Woodside Finance Ltd.,
5.70%, 9/12/54	100	93
		5,560
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	496
Province of British Columbia Canada,
4.80%, 11/15/28	750	766
7.25%, 9/1/36	175	211
Province of Manitoba Canada,
4.90%, 5/31/34	500	509
Province of Ontario Canada,
2.50%, 4/27/26	260	255
4.20%, 1/18/29	1,000	1,000
1.13%, 10/7/30	426	361
2.13%, 1/21/32	60	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Regional – 0.2%continued
Province of Quebec Canada,
7.50%, 9/15/29	$375	$424
4.50%, 9/8/33	500	497
		4,571
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	118
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	931
TSMC Arizona Corp.,
3.13%, 10/25/41	500	391
		1,322
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	398
Sovereign Government – 1.0%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,928
Chile Government International Bond,
2.75%, 1/31/27	1,000	965
3.50%, 1/25/50	210	148
5.33%, 1/5/54	500	467
3.10%, 1/22/61	500	298
Indonesia Government International Bond,
3.50%, 1/11/28	500	486
5.35%, 2/11/49	1,000	963
5.65%, 1/11/53	300	294
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,007
4.50%, 1/30/43	200	169
3.88%, 7/3/50	600	424
Korea International Bond,
2.75%, 1/19/27	200	195
3.50%, 9/20/28	500	488
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,008
3.25%, 4/16/30	742	669
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 76 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Sovereign Government – 1.0%continued
4.88%, 5/19/33	$258	$236
3.50%, 2/12/34 (11)	—	—
6.35%, 2/9/35	500	501
4.75%, 3/8/44	1,000	774
5.55%, 1/21/45	500	441
4.60%, 1/23/46	500	372
4.35%, 1/15/47	500	356
4.40%, 2/12/52	700	485
6.34%, 5/4/53	500	454
Panama Government International Bond,
3.88%, 3/17/28	565	535
3.16%, 1/23/30	33	29
2.25%, 9/29/32	102	74
6.88%, 1/31/36	500	480
4.50%, 5/15/47	250	164
4.50%, 4/1/56	1,000	608
Peruvian Government International Bond,
6.55%, 3/14/37	500	533
3.30%, 3/11/41	500	366
5.63%, 11/18/50	600	570
Philippine Government International Bond,
7.75%, 1/14/31	500	576
6.38%, 10/23/34	500	546
5.00%, 1/13/37	500	490
3.70%, 2/2/42	500	397
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,112
5.38%, 6/15/33	175	181
Republic of Poland Government International Bond,
5.50%, 4/4/53	500	470
5.50%, 3/18/54	200	188
Uruguay Government International Bond,
7.63%, 3/21/36	250	295
5.10%, 6/18/50	750	694
		21,436
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	$123	$121
5.75%, 6/6/28	300	308
3.30%, 1/30/32	1,000	886
5.30%, 1/19/34	200	199
ORIX Corp.,
5.00%, 9/13/27	300	303
		1,817
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32	500	538
Supranationals – 1.0%
African Development Bank,
4.38%, 3/14/28	1,000	1,011
Asian Development Bank,
2.50%, 11/2/27	500	482
4.50%, 8/25/28	700	711
4.00%, 1/12/33	2,000	1,973
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	1,004
Council of Europe Development Bank,
4.13%, 1/24/29	500	501
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,011
European Investment Bank,
2.13%, 4/13/26	1,500	1,470
3.88%, 3/15/28	1,000	998
4.00%, 2/15/29	1,000	1,000
3.75%, 11/15/29	500	494
4.38%, 10/10/31	300	304
3.75%, 2/14/33	1,900	1,847
4.88%, 2/15/36	200	209
Inter-American Development Bank,
2.00%, 6/2/26	803	784
1.13%, 7/20/28	197	180
3.13%, 9/18/28	1,000	973
1.13%, 1/13/31	1,000	847
3.50%, 4/12/33	300	285
3.88%, 10/28/41	200	179
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  77 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Supranationals – 1.0%continued
International Bank for Reconstruction & Development,
4.00%, 7/25/30	$500	$498
2.50%, 3/29/32	1,000	898
3.88%, 8/28/34	500	482
4.70%, 11/8/34	500	498
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	1,017
International Finance Corp.,
4.25%, 7/2/29	1,000	1,008
Nordic Investment Bank,
4.38%, 3/14/28	700	707
		21,397
Technology – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	300	302
Telecommunications – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	530
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	500	407
British Telecommunications PLC,
5.13%, 12/4/28	200	203
9.63%, 12/15/30	100	122
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	469
Orange S.A.,
9.00%, 3/1/31	610	737
Rogers Communications, Inc.,
4.50%, 3/15/43	45	38
5.45%, 10/1/43	49	46
5.00%, 3/15/44	81	72
4.55%, 3/15/52	500	399
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	465
5.21%, 3/8/47	570	504
TELUS Corp.,
3.40%, 5/13/32	400	358
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Telecommunications – 0.2%continued
4.88%, 6/19/49	$500	$426
5.63%, 2/10/53	400	375
		5,216
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	400
7.08%, 8/2/53	100	110
Reynolds American, Inc.,
7.25%, 6/15/37	250	278
6.15%, 9/15/43	65	65
5.85%, 8/15/45	795	758
		1,611
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	43
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	254
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	743
4.95%, 8/15/45	100	92
		1,198
Total Foreign Issuer Bonds
(Cost $140,114)		135,038

U.S. GOVERNMENT AGENCIES – 26.2% (12)
Fannie Mae – 11.5%
2.13%, 4/24/26	1,000	980
1.88%, 9/24/26	1,000	970
7.13%, 1/15/30	1,175	1,331
0.88%, 8/5/30	600	509
6.63%, 11/15/30	200	225
5.63%, 7/15/37	250	276
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1) (11)	—	—
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	107	101
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.81%, 11/25/27(1)	183	176
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 78 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(1)	$97	$94
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	216	211
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	160	155
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.36%, 7/25/28(1)	196	191
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	110	106
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	148	143
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.91%, 1/25/28(1)	110	107
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	71	69
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	90	88
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	92	85
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	135	129
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	155	148
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	133	126
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	171
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	491	430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	$350	$299
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	169
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	168
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.94%, 1/25/32(1)	250	213
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	350	348
Fannie Mae-Aces, Series 2023-M6, Class A2,
4.19%, 7/25/28(1)	248	247
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	150
Pool #256925,
6.00%, 10/1/37	4	4
Pool #256959,
6.00%, 11/1/37	28	29
Pool #257042,
6.50%, 1/1/38	60	63
Pool #257237,
4.50%, 6/1/28	4	4
Pool #707791,
5.00%, 6/1/33	26	27
Pool #725425,
5.50%, 4/1/34	12	12
Pool #730811,
4.50%, 8/1/33	14	14
Pool #735222,
5.00%, 2/1/35	7	7
Pool #735358,
5.50%, 2/1/35	29	30
Pool #735502,
6.00%, 4/1/35	4	5
Pool #737853,
5.00%, 9/1/33	64	64
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  79 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #745336,
5.00%, 3/1/36	$145	$146
Pool #745418,
5.50%, 4/1/36	11	11
Pool #745754,
5.00%, 9/1/34	111	111
Pool #745826,
6.00%, 7/1/36	45	47
Pool #747383,
5.50%, 10/1/33	28	28
Pool #755632,
5.00%, 4/1/34	20	20
Pool #772730,
5.00%, 4/1/34	21	21
Pool #790406,
6.00%, 9/1/34	12	12
Pool #793666,
5.50%, 9/1/34	7	7
Pool #796250,
5.50%, 11/1/34	14	14
Pool #800471,
5.50%, 10/1/34	27	28
Pool #817795,
6.00%, 8/1/36	7	7
Pool #826057,
5.00%, 7/1/35	23	23
Pool #826585,
5.00%, 8/1/35	32	32
Pool #828523,
5.00%, 7/1/35	15	15
Pool #831676,
6.50%, 8/1/36	3	4
Pool #833067,
5.50%, 9/1/35	56	57
Pool #833163,
5.00%, 9/1/35	23	23
Pool #845425,
6.00%, 2/1/36	7	7
Pool #868435,
6.00%, 4/1/36	53	55
Pool #869710,
6.00%, 4/1/36	12	12
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #871135,
6.00%, 1/1/37	$15	$16
Pool #885866,
6.00%, 6/1/36	56	59
Pool #888100,
5.50%, 9/1/36	51	52
Pool #888205,
6.50%, 2/1/37	12	13
Pool #889224,
5.50%, 1/1/37	54	56
Pool #889401,
6.00%, 3/1/38	26	28
Pool #889579,
6.00%, 5/1/38	56	58
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	40	40
Pool #890234,
6.00%, 10/1/38	26	27
Pool #890796,
3.50%, 12/1/45	484	450
Pool #893363,
5.00%, 6/1/36	9	9
Pool #893366,
5.00%, 4/1/35	17	17
Pool #898417,
6.00%, 10/1/36	7	8
Pool #899079,
5.00%, 3/1/37	15	15
Pool #902414,
5.50%, 11/1/36	43	44
Pool #906090,
5.50%, 1/1/37	31	31
Pool #918515,
5.00%, 6/1/37	26	26
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	27	27
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 80 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #928584,
6.50%, 8/1/37	$81	$84
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	125	121
Pool #932023,
5.00%, 1/1/38	20	20
Pool #940623,
5.50%, 8/1/37	7	7
Pool #943388,
6.00%, 6/1/37	27	28
Pool #943617,
6.00%, 8/1/37	10	11
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	17	18
Pool #953018,
6.50%, 10/1/37	29	31
Pool #953910,
6.00%, 11/1/37	17	17
Pool #955771,
6.50%, 10/1/37	10	11
Pool #959604,
6.50%, 11/1/37	3	4
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	30	30
Pool #968037,
6.00%, 1/1/38	22	22
Pool #969632,
6.50%, 1/1/38	14	15
Pool #970013,
4.50%, 6/1/38	62	61
Pool #972452,
5.50%, 3/1/38	38	38
Pool #981854,
5.50%, 7/1/38	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #986760,
5.50%, 7/1/38	$89	$91
Pool #992472,
6.00%, 10/1/38	8	8
Pool #995018,
5.50%, 6/1/38	18	18
Pool #995203,
5.00%, 7/1/35	116	117
Pool #995879,
6.00%, 4/1/39	23	24
Pool #AA0649,
5.00%, 12/1/38	85	85
Pool #AA4482,
4.00%, 4/1/39	109	105
Pool #AA8978,
4.50%, 7/1/39	20	20
Pool #AA9357,
4.50%, 8/1/39	97	95
Pool #AB2067,
3.50%, 1/1/41	235	219
Pool #AB2092,
4.00%, 1/1/41	145	139
Pool #AB2693,
4.50%, 4/1/41	141	139
Pool #AB2768,
4.50%, 4/1/41	139	137
Pool #AB3035,
5.00%, 5/1/41	253	255
Pool #AB3246,
5.00%, 7/1/41	54	54
Pool #AB4293,
3.50%, 1/1/42	281	262
Pool #AB6016,
3.50%, 8/1/42	167	156
Pool #AB7076,
3.00%, 11/1/42	837	754
Pool #AB7503,
3.00%, 1/1/43	301	271
Pool #AB7733,
3.00%, 1/1/43	664	597
Pool #AB9019,
3.00%, 4/1/43	347	312
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  81 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AB9136,
2.50%, 4/1/43	$37	$32
Pool #AB9990,
3.00%, 7/1/33	70	67
Pool #AC3263,
4.50%, 9/1/29	29	29
Pool #AC6118,
4.50%, 11/1/39	61	60
Pool #AC8518,
5.00%, 12/1/39	94	95
Pool #AD0119,
6.00%, 7/1/38	75	79
Pool #AD0639,
6.00%, 12/1/38	25	26
Pool #AD0969,
5.50%, 8/1/37	90	92
Pool #AD5241,
4.50%, 7/1/40	70	69
Pool #AD5525,
5.00%, 6/1/40	108	109
Pool #AD5556,
4.00%, 6/1/25(11)	—	—
Pool #AD7859,
5.00%, 6/1/40	43	44
Pool #AE0981,
3.50%, 3/1/41	180	167
Pool #AE1807,
4.00%, 10/1/40	279	269
Pool #AE3873,
4.50%, 10/1/40	46	45
Pool #AE5436,
4.50%, 10/1/40	73	72
Pool #AE7758,
3.50%, 11/1/25	4	4
Pool #AH1295,
3.50%, 1/1/26	9	9
Pool #AH3226,
5.00%, 2/1/41	35	36
Pool #AH4158,
4.00%, 1/1/41	51	49
Pool #AH4450,
3.00%, 1/1/26	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AH5614,
3.50%, 2/1/26	$8	$8
Pool #AH8854,
4.50%, 4/1/41	64	63
Pool #AI1247,
4.00%, 4/1/26	6	6
Pool #AI3470,
4.50%, 6/1/41	96	94
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 7.39%, 9/1/41(13)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.43%, 11/1/41(13)	5	5
Pool #AI5603,
4.50%, 7/1/41	56	56
Pool #AI7743,
4.00%, 8/1/41	55	53
Pool #AI9555,
4.00%, 9/1/41	134	129
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.74%, 11/1/41(13)	3	3
Pool #AJ4093,
3.50%, 10/1/26	5	4
Pool #AJ4408,
4.50%, 10/1/41	58	56
Pool #AJ6086,
3.00%, 12/1/26	15	15
Pool #AJ9218,
4.00%, 2/1/42	218	210
Pool #AJ9326,
3.50%, 1/1/42	474	442
Pool #AJ9355,
3.00%, 1/1/27	35	35
Pool #AK4813,
3.50%, 3/1/42	165	153
Pool #AK4945,
3.50%, 2/1/42	125	117
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 82 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AK7766,
2.50%, 3/1/27	$48	$47
Pool #AK9444,
4.00%, 3/1/42	26	25
Pool #AL0442,
5.50%, 6/1/40	28	28
Pool #AL1849,
6.00%, 2/1/39	108	114
Pool #AL1939,
3.50%, 6/1/42	426	397
Pool #AL2243,
4.00%, 3/1/42	294	283
Pool #AL2303,
4.50%, 6/1/26	1	1
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.72% Floor, 7.78% Cap), 7.37%, 8/1/42(13)	4	4
Pool #AL3803,
3.00%, 6/1/28	88	87
Pool #AL4462,
2.50%, 6/1/28	112	109
Pool #AL5167,
3.50%, 1/1/34	69	66
Pool #AL5254,
3.00%, 11/1/27	55	55
Pool #AL5377,
4.00%, 6/1/44	963	924
Pool #AL5734,
3.50%, 9/1/29	141	139
Pool #AL5785,
4.00%, 9/1/44	574	549
Pool #AL6488,
3.50%, 8/1/43	222	207
Pool #AL7807,
3.00%, 11/1/30	144	141
Pool #AL8951,
3.00%, 8/1/46	287	254
Pool #AO0752,
3.00%, 4/1/42	180	163
Pool #AO0800,
3.00%, 4/1/27	40	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AO4136,
3.50%, 6/1/42	$239	$222
Pool #AO8629,
3.50%, 7/1/42	92	85
Pool #AP6273,
3.00%, 10/1/42	257	231
Pool #AQ6784,
3.50%, 12/1/42	231	215
Pool #AQ8185,
2.50%, 1/1/28	27	27
Pool #AQ8647,
3.50%, 12/1/42	366	341
Pool #AR1706,
2.50%, 1/1/28	309	303
Pool #AR3054,
3.00%, 1/1/28	82	80
Pool #AR3792,
3.00%, 2/1/43	189	170
Pool #AR9188,
2.50%, 3/1/43	61	52
Pool #AR9582,
3.00%, 3/1/43	152	136
Pool #AS0018,
3.00%, 7/1/43	179	161
Pool #AS0275,
3.00%, 8/1/33	89	85
Pool #AS3294,
4.00%, 9/1/44	356	338
Pool #AS3600,
3.00%, 10/1/29	313	306
Pool #AS4085,
4.00%, 12/1/44	163	155
Pool #AS4306,
3.00%, 1/1/45	255	227
Pool #AS5500,
3.00%, 7/1/35	96	91
Pool #AS5666,
4.00%, 8/1/45	229	217
Pool #AS5892,
3.50%, 10/1/45	262	242
Pool #AS6262,
3.50%, 11/1/45	334	308
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  83 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AS6398,
3.50%, 12/1/45	$292	$269
Pool #AS6730,
3.50%, 2/1/46	436	402
Pool #AS7149,
3.00%, 5/1/46	507	454
Pool #AS7157,
3.00%, 5/1/46	192	171
Pool #AS7247,
4.00%, 5/1/46	98	93
Pool #AS7343,
3.00%, 6/1/46	188	166
Pool #AS7480,
2.00%, 7/1/31	47	44
Pool #AS7580,
3.00%, 7/1/46	225	198
Pool #AS8067,
3.00%, 10/1/46	515	457
Pool #AS8074,
3.00%, 10/1/46	159	141
Pool #AS8178,
3.00%, 10/1/36	54	51
Pool #AS8194,
2.50%, 10/1/31	635	607
Pool #AS8424,
3.00%, 12/1/36	96	90
Pool #AS8699,
4.00%, 1/1/47	566	535
Pool #AS8960,
4.00%, 3/1/47	193	181
Pool #AS9505,
3.00%, 4/1/32	174	168
Pool #AS9615,
4.50%, 5/1/47	118	115
Pool #AT2720,
3.00%, 5/1/43	428	385
Pool #AT3180,
3.00%, 5/1/43	216	194
Pool #AU1657,
2.50%, 7/1/28	69	67
Pool #AU1689,
3.50%, 8/1/43	1,003	935
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #AU3164,
3.00%, 8/1/33	$87	$83
Pool #AU5919,
3.50%, 9/1/43	331	309
Pool #AV2339,
4.00%, 12/1/43	176	168
Pool #AW8167,
3.50%, 2/1/42	152	141
Pool #AW8595,
3.00%, 8/1/29	65	64
Pool #AX2163,
3.50%, 11/1/44	187	173
Pool #AX4413,
4.00%, 11/1/44	230	218
Pool #AX4839,
3.50%, 11/1/44	276	256
Pool #AY3062,
3.00%, 11/1/26	21	21
Pool #AY9555,
3.00%, 5/1/45	254	225
Pool #AZ1449,
3.00%, 7/1/45	199	177
Pool #AZ2936,
3.00%, 9/1/45	137	122
Pool #AZ2947,
4.00%, 9/1/45	266	252
Pool #AZ4775,
3.50%, 10/1/45	180	166
Pool #AZ6684,
3.00%, 2/1/31	235	227
Pool #BA2911,
3.00%, 11/1/30	77	75
Pool #BC0326,
3.50%, 12/1/45	137	126
Pool #BC0822,
3.50%, 4/1/46	1,177	1,083
Pool #BC1510,
3.00%, 8/1/46	167	148
Pool #BC9096,
3.50%, 12/1/46	242	223
Pool #BE3171,
2.50%, 2/1/32	196	188
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 84 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #BH1130,
3.50%, 4/1/32	$114	$112
Pool #BH7032,
3.50%, 12/1/47	109	100
Pool #BH7106,
3.50%, 1/1/48	240	219
Pool #BJ0648,
3.50%, 3/1/48	247	225
Pool #BJ9181,
5.00%, 5/1/48	211	211
Pool #BJ9260,
4.00%, 4/1/48	196	185
Pool #BJ9977,
4.00%, 5/1/48	149	140
Pool #BK0276,
4.00%, 9/1/48	80	75
Pool #BK0920,
4.00%, 7/1/48	330	311
Pool #BK0922,
4.50%, 7/1/48	56	55
Pool #BK3044,
2.50%, 9/1/50	428	360
Pool #BK4740,
4.00%, 8/1/48	101	95
Pool #BK4764,
4.00%, 8/1/48	98	92
Pool #BK4816,
4.00%, 9/1/48	140	132
Pool #BM1787,
4.00%, 9/1/47	110	104
Pool #BM2001,
3.50%, 12/1/46	70	64
Pool #BM3286,
4.50%, 11/1/47	40	39
Pool #BM5288,
3.50%, 1/1/34	103	100
Pool #BM5804,
5.00%, 1/1/49	218	218
Pool #BN1176,
4.50%, 11/1/48	92	90
Pool #BN1628,
4.50%, 11/1/48	63	61
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #BN5947,
3.50%, 6/1/49	$150	$137
Pool #BN6097,
4.00%, 6/1/49	529	497
Pool #BN6683,
3.50%, 6/1/49	221	201
Pool #BN8985,
2.00%, 3/1/51	316	251
Pool #BN9007,
2.00%, 3/1/51	716	575
Pool #BO1012,
3.50%, 8/1/49	84	77
Pool #BO1021,
3.50%, 8/1/49	108	99
Pool #BO1169,
3.50%, 7/1/49	74	67
Pool #BO1444,
3.00%, 10/1/49	180	158
Pool #BO1461,
3.00%, 10/1/49	102	90
Pool #BO3181,
2.50%, 10/1/49	388	327
Pool #BO4708,
3.00%, 11/1/49	334	293
Pool #BO8620,
3.00%, 12/1/49	391	343
Pool #BP3454,
2.00%, 5/1/36	393	356
Pool #BP4660,
2.50%, 5/1/50	123	104
Pool #BP6496,
2.00%, 7/1/35	567	516
Pool #BP6626,
2.00%, 8/1/50	779	624
Pool #BP6683,
2.50%, 9/1/50	527	443
Pool #BP7273,
2.50%, 8/1/50	309	260
Pool #BP7585,
2.00%, 9/1/50	2,587	2,075
Pool #BQ0202,
2.50%, 8/1/50	397	335
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  85 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #BQ1147,
2.50%, 10/1/50	$575	$486
Pool #BQ1351,
2.50%, 8/1/50	494	417
Pool #BQ4077,
2.00%, 12/1/50	831	662
Pool #BQ5056,
2.00%, 10/1/50	308	248
Pool #BQ5979,
2.00%, 11/1/50	1,326	1,070
Pool #BR1035,
2.00%, 5/1/51	5,229	4,172
Pool #BR4450,
1.50%, 2/1/36	564	496
Pool #BR6042,
2.00%, 2/1/51	1,862	1,490
Pool #BR9755,
2.00%, 4/1/51	1,259	1,019
Pool #BR9761,
2.00%, 4/1/51	949	756
Pool #BT1034,
2.00%, 7/1/51	1,783	1,428
Pool #BT2034,
2.50%, 3/1/42	766	671
Pool #BT4528,
2.50%, 9/1/51	8,447	7,180
Pool #BT8308,
4.50%, 8/1/52	768	736
Pool #BT9031,
2.00%, 8/1/41	751	641
Pool #BU0066,
2.50%, 10/1/51	905	764
Pool #BU4046,
5.00%, 7/1/53	891	875
Pool #BX1915,
6.00%, 1/1/53	692	709
Pool #BX6021,
5.00%, 2/1/53	337	332
Pool #BY0545,
5.00%, 5/1/53	2,091	2,051
Pool #BY4424,
5.50%, 7/1/53	820	820
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #CA0110,
3.50%, 8/1/47	$202	$184
Pool #CA0619,
4.00%, 10/1/47	62	59
Pool #CA0620,
4.00%, 10/1/47	775	731
Pool #CA0656,
3.50%, 11/1/47	589	539
Pool #CA0859,
3.50%, 12/1/47	420	384
Pool #CA0917,
3.50%, 12/1/47	371	339
Pool #CA1370,
4.00%, 3/1/48	202	191
Pool #CA1378,
4.00%, 3/1/48	162	152
Pool #CA1564,
4.50%, 4/1/48	69	67
Pool #CA1711,
4.50%, 5/1/48	205	199
Pool #CA1902,
4.50%, 6/1/48	201	196
Pool #CA1909,
4.50%, 6/1/48	107	104
Pool #CA1951,
4.00%, 7/1/48	106	100
Pool #CA1952,
4.50%, 6/1/48	47	46
Pool #CA2056,
4.50%, 7/1/48	62	61
Pool #CA2208,
4.50%, 8/1/48	62	61
Pool #CA2256,
3.50%, 8/1/33	92	90
Pool #CA2366,
3.50%, 9/1/48	66	60
Pool #CA2375,
4.00%, 9/1/48	294	277
Pool #CA2559,
4.00%, 11/1/33	116	115
Pool #CA2729,
4.50%, 11/1/48	252	245
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 86 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #CA3640,
4.00%, 6/1/49	$267	$251
Pool #CA4029,
4.00%, 8/1/49	697	657
Pool #CA4143,
3.00%, 9/1/49	2,217	1,949
Pool #CA4420,
3.00%, 10/1/49	333	293
Pool #CA4792,
3.00%, 12/1/49	199	175
Pool #CA5020,
3.50%, 1/1/50	385	351
Pool #CA5452,
3.00%, 3/1/50	636	559
Pool #CA5508,
3.00%, 4/1/50	786	686
Pool #CA5700,
2.50%, 5/1/50	3,461	2,927
Pool #CA6072,
2.50%, 6/1/50	328	276
Pool #CA6074,
2.50%, 6/1/50	459	386
Pool #CA6144,
2.50%, 6/1/50	519	437
Pool #CA6290,
3.00%, 7/1/50	383	337
Pool #CA6305,
2.50%, 7/1/50	895	752
Pool #CA6339,
2.50%, 7/1/50	929	781
Pool #CA6346,
2.50%, 7/1/50	535	450
Pool #CA6563,
2.50%, 8/1/35	419	390
Pool #CA6601,
2.50%, 8/1/50	387	325
Pool #CA6951,
2.50%, 9/1/50	361	304
Pool #CA6962,
2.50%, 9/1/50	538	454
Pool #CA7216,
2.00%, 10/1/50	2,286	1,835
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #CA7232,
2.50%, 10/1/50	$1,021	$858
Pool #CA7596,
2.00%, 11/1/50	393	313
Pool #CA7600,
2.50%, 11/1/50	1,067	897
Pool #CA7697,
1.50%, 11/1/50	1,381	1,048
Pool #CA7736,
2.50%, 11/1/50	1,072	901
Pool #CA8043,
2.50%, 12/1/50	645	543
Pool #CA9143,
2.00%, 2/1/36	722	658
Pool #CA9355,
2.00%, 3/1/41	418	357
Pool #CA9418,
1.50%, 3/1/36	119	105
Pool #CB0113,
2.00%, 4/1/41	647	552
Pool #CB0325,
2.00%, 4/1/51	1,498	1,198
Pool #CB1903,
2.50%, 10/1/51	1,458	1,231
Pool #CB2049,
2.50%, 11/1/51	1,621	1,349
Pool #CB2079,
2.00%, 11/1/51	3,738	3,006
Pool #CB3597,
3.50%, 5/1/52	1,445	1,304
Pool #CB3705,
3.00%, 5/1/37	216	206
Pool #CB4377,
4.00%, 8/1/52	505	472
Pool #CB5094,
6.50%, 11/1/52	1,154	1,212
Pool #CB6031,
5.00%, 4/1/53	85	84
Pool #CB6034,
6.50%, 4/1/53	286	296
Pool #CB6750,
5.50%, 7/1/53	969	971
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  87 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #CB6755,
6.00%, 7/1/53	$836	$855
Pool #CB6933,
6.50%, 8/1/53	255	267
Pool #CB7120,
6.00%, 9/1/53	350	358
Pool #CB7123,
6.00%, 9/1/53	332	340
Pool #CB7444,
6.50%, 11/1/53	836	876
Pool #CB8484,
5.50%, 5/1/54	679	679
Pool #CB8821,
6.00%, 7/1/54	925	949
Pool #CB9323,
5.50%, 10/1/54	975	983
Pool #DA0508,
6.00%, 10/1/53	319	324
Pool #FA0684,
6.00%, 2/1/55	1,993	2,024
Pool #FM1496,
3.50%, 9/1/49	1,083	988
Pool #FM1708,
3.00%, 12/1/45	213	191
Pool #FM1742,
3.00%, 10/1/49	210	185
Pool #FM1938,
4.50%, 9/1/49	348	338
Pool #FM2305,
3.50%, 2/1/50	540	492
Pool #FM2715,
3.00%, 3/1/50	139	123
Pool #FM2778,
3.00%, 3/1/50	904	794
Pool #FM2963,
3.00%, 2/1/50	753	665
Pool #FM3125,
3.50%, 3/1/50	757	688
Pool #FM3225,
3.00%, 5/1/50	501	441
Pool #FM3610,
4.00%, 6/1/50	282	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #FM3747,
2.50%, 8/1/50	$839	$707
Pool #FM4055,
2.50%, 8/1/50	5,706	4,819
Pool #FM4149,
3.00%, 9/1/50	2,544	2,234
Pool #FM4193,
2.50%, 9/1/50	586	495
Pool #FM4476,
2.00%, 10/1/50	1,545	1,245
Pool #FM4544,
2.00%, 10/1/50	805	646
Pool #FM4598,
2.00%, 11/1/40	182	155
Pool #FM4734,
2.00%, 11/1/35	949	865
Pool #FM4799,
2.00%, 11/1/50	677	547
Pool #FM4868,
2.00%, 11/1/50	1,133	915
Pool #FM4951,
1.50%, 11/1/35	446	393
Pool #FM5087,
2.00%, 12/1/50	473	381
Pool #FM5210,
2.00%, 12/1/50	681	557
Pool #FM5534,
2.00%, 1/1/41	269	230
Pool #FM5570,
2.00%, 1/1/36	550	502
Pool #FM5849,
2.00%, 12/1/50	889	708
Pool #FM6055,
2.00%, 2/1/51	1,747	1,406
Pool #FM6099,
2.00%, 2/1/51	1,757	1,397
Pool #FM6338,
2.00%, 2/1/51	1,097	883
Pool #FM6496,
2.00%, 2/1/51	495	401
Pool #FM6550,
2.00%, 3/1/51	349	281
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 88 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #FM6943,
2.00%, 4/1/51	$1,179	$952
Pool #FM6964,
2.00%, 5/1/51	941	762
Pool #FM6991,
2.00%, 4/1/51	1,438	1,160
Pool #FM7078,
2.00%, 4/1/51	1,115	904
Pool #FM7080,
2.00%, 4/1/51	572	463
Pool #FM7411,
2.00%, 5/1/51	2,958	2,352
Pool #FM7429,
1.50%, 5/1/36	190	168
Pool #FM7622,
2.00%, 5/1/51	747	604
Pool #FM8146,
2.00%, 7/1/36	1,254	1,140
Pool #FM8848,
2.50%, 9/1/41	730	644
Pool #FS0153,
2.00%, 12/1/36	340	310
Pool #FS1096,
2.00%, 1/1/51	1,272	1,020
Pool #FS2039,
2.00%, 2/1/51	827	663
Pool #FS2442,
4.00%, 7/1/52	765	715
Pool #FS2815,
4.00%, 9/1/52	405	382
Pool #FS3086,
5.50%, 10/1/52	1,519	1,532
Pool #FS3402,
5.00%, 11/1/52	327	322
Pool #FS3421,
5.00%, 12/1/52	340	334
Pool #FS3452,
5.00%, 12/1/52	570	568
Pool #FS3747,
5.50%, 12/1/52	621	622
Pool #FS3762,
5.00%, 12/1/52	468	461
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #FS3921,
5.50%, 2/1/53	$413	$419
Pool #FS4041,
5.50%, 3/1/53	607	608
Pool #FS4047,
3.50%, 12/1/42	167	155
Pool #FS4463,
1.50%, 8/1/37	492	432
Pool #FS4485,
6.00%, 5/1/53	570	584
Pool #FS4522,
5.00%, 5/1/53	168	164
Pool #FS4842,
5.50%, 6/1/53	253	255
Pool #FS4931,
6.00%, 6/1/53	858	875
Pool #FS5115,
5.50%, 6/1/53	459	459
Pool #FS5116,
5.50%, 6/1/53	423	426
Pool #FS5119,
6.00%, 7/1/53	2,501	2,567
Pool #FS5304,
5.50%, 7/1/53	172	173
Pool #FS5396,
5.00%, 7/1/53	1,843	1,828
Pool #FS5436,
5.50%, 8/1/53	281	284
Pool #FS5562,
2.00%, 3/1/52	3,089	2,478
Pool #FS5584,
6.50%, 8/1/53	413	432
Pool #FS5696,
2.00%, 4/1/51	271	218
Pool #FS5709,
5.00%, 8/1/53	794	783
Pool #FS5838,
6.00%, 9/1/53	1,180	1,214
Pool #FS5946,
2.00%, 3/1/37	2,502	2,265
Pool #FS5965,
6.00%, 10/1/53	349	358
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  89 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #FS6092,
6.00%, 10/1/53	$314	$320
Pool #FS6315,
6.50%, 11/1/53	412	428
Pool #FS6461,
6.00%, 10/1/53	421	432
Pool #FS6533,
6.00%, 6/1/53	1,745	1,795
Pool #FS6611,
7.00%, 12/1/53	1,446	1,515
Pool #FS6635,
3.00%, 11/1/53	1,395	1,211
Pool #FS6855,
6.50%, 2/1/54	509	530
Pool #FS7033,
6.00%, 8/1/53	611	625
Pool #FS8129,
5.50%, 5/1/54	554	559
Pool #FS8144,
5.50%, 5/1/54	926	938
Pool #MA0361,
4.00%, 3/1/30	25	25
Pool #MA0711,
3.50%, 4/1/31	51	50
Pool #MA1138,
3.50%, 8/1/32	92	90
Pool #MA1141,
3.00%, 8/1/32	44	42
Pool #MA1200,
3.00%, 10/1/32	255	243
Pool #MA2320,
3.00%, 7/1/35	213	200
Pool #MA2473,
3.50%, 12/1/35	85	82
Pool #MA2512,
4.00%, 1/1/46	114	108
Pool #MA2670,
3.00%, 7/1/46	527	468
Pool #MA2672,
3.00%, 7/1/36	110	103
Pool #MA2705,
3.00%, 8/1/46	383	340
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #MA2737,
3.00%, 9/1/46	$178	$158
Pool #MA2771,
3.00%, 10/1/46	192	170
Pool #MA2775,
2.50%, 10/1/31	93	89
Pool #MA2781,
2.50%, 10/1/46	145	123
Pool #MA2804,
3.00%, 11/1/36	216	202
Pool #MA2863,
3.00%, 1/1/47	3,174	2,809
Pool #MA2895,
3.00%, 2/1/47	198	175
Pool #MA3028,
3.50%, 6/1/37	167	160
Pool #MA3057,
3.50%, 7/1/47	298	273
Pool #MA3058,
4.00%, 7/1/47	111	105
Pool #MA3059,
3.50%, 7/1/37	28	27
Pool #MA3073,
4.50%, 7/1/47	225	219
Pool #MA3127,
3.00%, 9/1/37	68	63
Pool #MA3150,
4.50%, 10/1/47	126	123
Pool #MA3181,
3.50%, 11/1/37	45	43
Pool #MA3182,
3.50%, 11/1/47	364	333
Pool #MA3184,
4.50%, 11/1/47	43	42
Pool #MA3185,
3.00%, 11/1/37	75	70
Pool #MA3188,
3.00%, 11/1/32	211	204
Pool #MA3211,
4.00%, 12/1/47	69	65
Pool #MA3239,
4.00%, 1/1/48	295	278
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 90 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #MA3276,
3.50%, 2/1/48	$301	$274
Pool #MA3281,
4.00%, 2/1/38	157	153
Pool #MA3334,
4.50%, 4/1/48	224	218
Pool #MA3385,
4.50%, 6/1/48	76	74
Pool #MA3413,
4.00%, 7/1/38	27	26
Pool #MA3443,
4.00%, 8/1/48	70	66
Pool #MA3444,
4.50%, 8/1/48	66	64
Pool #MA3467,
4.00%, 9/1/48	68	64
Pool #MA3492,
4.00%, 10/1/38	23	23
Pool #MA3547,
3.00%, 12/1/33	122	118
Pool #MA3590,
4.00%, 2/1/39	23	23
Pool #MA3685,
3.00%, 6/1/49	117	103
Pool #MA3692,
3.50%, 7/1/49	90	82
Pool #MA3695,
3.00%, 7/1/34	47	45
Pool #MA3744,
3.00%, 8/1/49	131	114
Pool #MA3765,
2.50%, 9/1/49	276	233
Pool #MA3870,
2.50%, 12/1/49	144	122
Pool #MA3871,
3.00%, 12/1/49	134	117
Pool #MA3896,
2.50%, 1/1/35	748	695
Pool #MA3898,
3.50%, 1/1/35	240	233
Pool #MA3902,
2.50%, 1/1/50	139	117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #MA3934,
3.00%, 2/1/40	$85	$79
Pool #MA3958,
3.00%, 3/1/40	87	80
Pool #MA4013,
2.50%, 5/1/35	160	148
Pool #MA4014,
3.00%, 5/1/35	252	239
Pool #MA4053,
2.50%, 6/1/35	663	616
Pool #MA4072,
2.50%, 7/1/40	197	176
Pool #MA4078,
2.50%, 7/1/50	1,184	994
Pool #MA4094,
2.50%, 8/1/40	219	195
Pool #MA4096,
2.50%, 8/1/50	742	623
Pool #MA4099,
2.50%, 8/1/35	684	636
Pool #MA4100,
2.00%, 8/1/50	1,477	1,186
Pool #MA4119,
2.00%, 9/1/50	1,736	1,390
Pool #MA4122,
1.50%, 9/1/35	240	212
Pool #MA4123,
2.00%, 9/1/35	840	765
Pool #MA4128,
2.00%, 9/1/40	375	328
Pool #MA4153,
2.50%, 10/1/40	108	96
Pool #MA4154,
1.50%, 10/1/35	366	323
Pool #MA4155,
2.00%, 10/1/35	923	841
Pool #MA4181,
1.50%, 11/1/50	2,222	1,681
Pool #MA4232,
2.00%, 1/1/41	322	276
Pool #MA4254,
1.50%, 2/1/51	492	371
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  91 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #MA4266,
1.50%, 2/1/41	$482	$400
Pool #MA4278,
1.50%, 3/1/36	1,655	1,457
Pool #MA4280,
1.50%, 3/1/51	854	646
Pool #MA4305,
2.00%, 4/1/51	2,690	2,153
Pool #MA4310,
1.50%, 4/1/41	289	240
Pool #MA4326,
2.50%, 5/1/51	1,027	859
Pool #MA4333,
2.00%, 5/1/41	765	654
Pool #MA4334,
2.50%, 5/1/41	280	248
Pool #MA4496,
1.50%, 12/1/36	1,788	1,570
Pool #MA4500,
1.50%, 12/1/41	391	326
Pool #MA4692,
2.50%, 8/1/37	150	139
Pool #MA4731,
3.50%, 9/1/52	959	866
Pool #MA4732,
4.00%, 9/1/52	4,611	4,303
Pool #MA4733,
4.50%, 9/1/52	5,025	4,815
Pool #MA4779,
4.00%, 10/1/42	156	149
Pool #MA4805,
4.50%, 11/1/52	2,325	2,228
Pool #MA4823,
4.50%, 10/1/37	191	190
Pool #MA4915,
5.00%, 2/1/38	160	161
Pool #MA4991,
5.50%, 4/1/38	100	102
Pool #MA5039,
5.50%, 6/1/53	682	682
Pool #MA5042,
4.50%, 6/1/38	74	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Fannie Mae – 11.5%continued
Pool #MA5060,
5.00%, 6/1/43	$77	$77
Pool #MA5088,
6.00%, 7/1/38	128	132
Pool #MA5330,
5.50%, 4/1/39	76	78
Pool #MA5389,
6.00%, 6/1/54	1,143	1,161
Pool #MA5557,
4.50%, 12/1/39	192	190
Pool #MA5559,
5.50%, 12/1/39	276	281
Pool #MA5590,
5.00%, 1/1/40	477	480
Pool #MA5596,
4.50%, 1/1/45	98	95
Pool #MA5597,
5.00%, 1/1/45	196	195
Pool TBA,
4/1/53(14)	2,500	2,450
4/1/54(14)	7,500	7,490
4/1/54(14)	4,500	4,570
4/1/55(14)	3,000	3,093
		247,771
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.38%, 9/15/27	1,475	1,456
4.58%, 9/20/27	2,000	1,999
		3,455
Federal Home Loan Bank – 0.2%
1.10%, 8/20/26	2,000	1,920
4.13%, 9/10/27	875	880
3.25%, 11/16/28	1,000	978
5.50%, 7/15/36	500	543
		4,321
Freddie Mac – 8.1%
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	700	797
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	244
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 92 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	$100	$98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	343
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	244
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	148	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	148
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	$200	$198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	289
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	191
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	284
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	232
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	228
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  93 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	$200	$179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	293
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	432
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	431
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	432
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	86
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	216
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	172
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	261
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	439
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	$250	$227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	281
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	154
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 94 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$100	$77
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	122
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	477
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	$200	$199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	511
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	256
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	100	100
Pool #QA0127,
3.50%, 6/1/49	513	467
Pool #QA1132,
3.50%, 7/1/49	173	158
Pool #QA1263,
3.50%, 7/1/49	182	166
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  95 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #QA1752,
3.50%, 8/1/49	$1,072	$977
Pool #QA1883,
4.00%, 8/1/49	294	277
Pool #QA3149,
3.00%, 10/1/49	309	272
Pool #QA4699,
3.00%, 11/1/49	183	161
Pool #QA8043,
3.00%, 3/1/50	1,440	1,267
Pool #QB0211,
2.50%, 6/1/50	449	376
Pool #QB2516,
2.50%, 8/1/50	336	282
Pool #QB2545,
2.00%, 8/1/50	1,920	1,540
Pool #QB2682,
2.50%, 8/1/50	377	317
Pool #QB2966,
2.50%, 9/1/50	122	103
Pool #QB3199,
2.00%, 9/1/50	657	527
Pool #QB4275,
2.00%, 10/1/50	270	216
Pool #QB5128,
2.00%, 10/1/50	963	772
Pool #QB5507,
2.00%, 11/1/50	684	555
Pool #QB6246,
2.00%, 12/1/50	318	258
Pool #QB6448,
2.00%, 12/1/50	1,038	832
Pool #QB8131,
2.00%, 2/1/51	3,307	2,651
Pool #QB8132,
2.00%, 1/1/51	851	677
Pool #QB9266,
2.00%, 3/1/51	438	354
Pool #QB9410,
2.00%, 1/1/51	1,312	1,050
Pool #QC1443,
2.00%, 5/1/51	1,764	1,426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #QC1809,
2.00%, 5/1/51	$428	$344
Pool #QC2062,
2.00%, 5/1/51	732	582
Pool #QC3259,
2.00%, 6/1/51	2,848	2,265
Pool #QC9442,
2.50%, 10/1/51	3,739	3,138
Pool #QD0822,
3.00%, 11/1/51	1,030	906
Pool #QD2146,
2.00%, 12/1/51	828	664
Pool #QE9161,
4.50%, 9/1/52	754	723
Pool #QF7121,
5.50%, 2/1/53	838	837
Pool #QG5959,
5.00%, 7/1/53	906	890
Pool #QG7215,
5.50%, 7/1/53	871	871
Pool #QG8401,
5.50%, 8/1/53	660	660
Pool #QG8408,
5.00%, 8/1/53	1,165	1,144
Pool #QH1135,
7.00%, 9/1/53	367	388
Pool #QI2828,
5.50%, 4/1/54	1,008	1,008
Pool #QJ5279,
6.00%, 10/1/54	970	989
Pool #QK0622,
1.50%, 2/1/41	477	396
Pool #QN0818,
2.50%, 10/1/34	201	188
Pool #QN5018,
2.00%, 1/1/36	489	445
Pool #QN5866,
2.00%, 4/1/36	263	239
Pool #QN6394,
1.50%, 5/1/36	1,405	1,237
Pool #QN7743,
2.00%, 9/1/36	754	684
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 96 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #QN8899,
2.00%, 12/1/36	$704	$637
Pool #RA1196,
4.00%, 8/1/49	690	650
Pool #RA1343,
3.00%, 9/1/49	1,977	1,738
Pool #RA1493,
3.00%, 10/1/49	365	322
Pool #RA1501,
3.00%, 10/1/49	118	104
Pool #RA2010,
3.50%, 1/1/50	219	200
Pool #RA2117,
3.00%, 2/1/50	283	249
Pool #RA2386,
3.00%, 4/1/50	733	644
Pool #RA2457,
3.00%, 4/1/50	438	385
Pool #RA2730,
2.50%, 6/1/50	264	223
Pool #RA2790,
2.50%, 6/1/50	416	350
Pool #RA2853,
2.50%, 6/1/50	505	424
Pool #RA2959,
2.50%, 7/1/50	490	412
Pool #RA3086,
2.50%, 7/1/50	366	308
Pool #RA3306,
2.50%, 8/1/50	345	290
Pool #RA3524,
2.00%, 9/1/50	1,839	1,481
Pool #RA3563,
2.00%, 9/1/50	915	734
Pool #RA3578,
2.00%, 9/1/50	1,201	967
Pool #RA3580,
2.00%, 9/1/50	1,129	910
Pool #RA3662,
2.50%, 10/1/50	557	468
Pool #RA3663,
2.50%, 10/1/50	573	483
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #RA3723,
2.00%, 10/1/50	$1,161	$935
Pool #RA3765,
2.50%, 10/1/50	562	473
Pool #RA3913,
2.50%, 11/1/50	2,841	2,407
Pool #RA4209,
1.50%, 12/1/50	1,691	1,282
Pool #RA4218,
2.50%, 12/1/50	7,080	5,966
Pool #RA5204,
2.00%, 5/1/51	1,493	1,188
Pool #RA5373,
2.00%, 6/1/51	695	559
Pool #RA6333,
2.00%, 11/1/51	3,631	2,889
Pool #RA6340,
2.50%, 11/1/51	2,362	1,981
Pool #RA7097,
3.50%, 4/1/52	796	722
Pool #RA7099,
2.00%, 1/1/51	2,547	2,040
Pool #RA8761,
5.50%, 3/1/53	505	510
Pool #RA8791,
5.00%, 4/1/53	1,242	1,221
Pool #RB0452,
2.00%, 2/1/41	784	670
Pool #RB5032,
2.50%, 2/1/40	63	56
Pool #RB5033,
3.00%, 2/1/40	235	217
Pool #RB5043,
2.50%, 4/1/40	117	105
Pool #RB5048,
2.50%, 5/1/40	64	57
Pool #RB5059,
2.50%, 7/1/40	82	73
Pool #RB5066,
2.50%, 8/1/40	221	197
Pool #RB5076,
2.00%, 8/1/40	473	414
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  97 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #RB5085,
2.00%, 11/1/40	$427	$365
Pool #RB5095,
2.00%, 1/1/41	321	274
Pool #RB5110,
1.50%, 5/1/41	1,028	852
Pool #RB5111,
2.00%, 5/1/41	428	366
Pool #RB5131,
2.00%, 10/1/41	748	638
Pool #RC1857,
1.50%, 2/1/36	467	411
Pool #RC2045,
2.00%, 6/1/36	234	212
Pool #RJ1229,
6.00%, 4/1/54	915	931
Pool #RJ2693,
5.00%, 10/1/54	490	482
Pool #SB0048,
3.00%, 8/1/34	377	360
Pool #SB0330,
2.00%, 5/1/35	317	289
Pool #SB0434,
2.00%, 10/1/35	530	482
Pool #SB0571,
2.00%, 10/1/36	1,038	939
Pool #SB0726,
4.00%, 8/1/37	286	279
Pool #SB0834,
2.50%, 2/1/36	837	779
Pool #SB0955,
5.50%, 8/1/38	70	71
Pool #SB8045,
2.50%, 5/1/35	138	128
Pool #SB8046,
3.00%, 5/1/35	237	225
Pool #SB8057,
2.00%, 8/1/35	480	437
Pool #SB8058,
2.50%, 8/1/35	549	509
Pool #SB8061,
2.00%, 9/1/35	851	775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #SB8067,
1.50%, 9/1/35	$222	$196
Pool #SB8068,
1.50%, 10/1/35	240	212
Pool #SB8069,
2.00%, 10/1/35	681	620
Pool #SB8073,
1.50%, 11/1/35	311	274
Pool #SB8078,
1.50%, 12/1/35	656	579
Pool #SB8083,
1.50%, 1/1/36	381	335
Pool #SB8092,
1.50%, 3/1/36	683	602
Pool #SB8122,
1.50%, 10/1/36	1,442	1,269
Pool #SB8177,
3.50%, 9/1/37	212	204
Pool #SB8178,
4.00%, 9/1/37	200	195
Pool #SB8182,
3.00%, 10/1/37	295	279
Pool #SB8206,
5.00%, 1/1/38	133	134
Pool #SB8208,
5.50%, 1/1/38	66	67
Pool #SB8233,
4.50%, 6/1/38	194	193
Pool #SB8247,
5.00%, 8/1/38	72	73
Pool #SB8501,
2.00%, 8/1/35	538	490
Pool #SD0163,
3.00%, 12/1/49	542	477
Pool #SD0261,
3.00%, 2/1/50	216	190
Pool #SD0262,
3.50%, 2/1/50	357	328
Pool #SD0410,
2.50%, 8/1/50	1,123	947
Pool #SD0414,
2.50%, 8/1/50	204	172
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 98 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #SD0467,
2.00%, 12/1/50	$554	$441
Pool #SD0537,
2.00%, 3/1/51	2,938	2,336
Pool #SD0608,
2.50%, 5/1/51	2,635	2,244
Pool #SD0764,
2.50%, 10/1/51	2,273	1,920
Pool #SD1592,
4.00%, 8/1/52	679	634
Pool #SD1596,
4.00%, 9/1/52	572	538
Pool #SD1855,
5.00%, 9/1/52	507	500
Pool #SD1958,
5.00%, 11/1/52	334	333
Pool #SD2236,
5.50%, 11/1/52	1,074	1,079
Pool #SD2258,
5.00%, 1/1/53	638	628
Pool #SD2266,
5.00%, 1/1/53	540	533
Pool #SD2666,
5.00%, 3/1/53	618	609
Pool #SD2693,
6.50%, 4/1/53	553	580
Pool #SD2922,
5.00%, 5/1/53	447	440
Pool #SD2936,
5.00%, 4/1/53	348	344
Pool #SD3074,
5.50%, 5/1/53	870	870
Pool #SD3683,
5.50%, 9/1/53	946	951
Pool #SD3713,
6.50%, 8/1/53	874	912
Pool #SD3714,
6.50%, 8/1/53	497	517
Pool #SD3904,
6.50%, 9/1/53	392	408
Pool #SD3913,
5.50%, 9/1/53	267	269
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #SD3990,
5.50%, 9/1/53	$902	$915
Pool #SD3992,
5.50%, 9/1/53	543	550
Pool #SD4204,
6.50%, 10/1/53	668	696
Pool #SD4262,
6.00%, 11/1/53	610	629
Pool #SD4668,
6.00%, 10/1/53	423	432
Pool #SD4702,
6.50%, 1/1/54	567	591
Pool #SD4919,
6.50%, 2/1/54	435	459
Pool #SD5058,
5.50%, 3/1/54	284	286
Pool #SD5316,
6.00%, 4/1/54	828	841
Pool #SD5958,
6.50%, 8/1/54	1,054	1,088
Pool #SD7512,
3.00%, 2/1/50	458	404
Pool #SD7536,
2.50%, 2/1/51	5,207	4,405
Pool #SD7539,
2.00%, 4/1/51	355	287
Pool #SD7541,
2.00%, 5/1/51	1,913	1,546
Pool #SD8019,
4.50%, 10/1/49	302	293
Pool #SD8023,
2.50%, 11/1/49	263	222
Pool #SD8029,
2.50%, 12/1/49	295	249
Pool #SD8037,
2.50%, 1/1/50	299	252
Pool #SD8083,
2.50%, 8/1/50	677	569
Pool #SD8090,
2.00%, 9/1/50	2,141	1,718
Pool #SD8097,
2.00%, 8/1/50	1,872	1,503
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  99 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #SD8104,
1.50%, 11/1/50	$3,685	$2,791
Pool #SD8112,
1.50%, 12/1/50	1,095	828
Pool #SD8139,
1.50%, 4/1/51	2,098	1,586
Pool #SD8213,
3.00%, 5/1/52	1,440	1,249
Pool #SD8225,
3.00%, 7/1/52	1,751	1,519
Pool #SD8266,
4.50%, 11/1/52	2,338	2,240
Pool #SD8325,
6.00%, 5/1/53	877	892
Pool #SD8331,
5.50%, 6/1/53	596	596
Pool #SD8332,
6.00%, 6/1/53	651	661
Pool #SD8374,
6.50%, 11/1/53	363	374
Pool #SD8386,
7.00%, 12/1/53	312	325
Pool #SD8399,
7.50%, 1/1/54	172	182
6.50%, 2/1/54	684	708
Pool #ZA1036,
4.50%, 2/1/40	61	60
Pool #ZA1159,
3.50%, 4/1/42	180	168
Pool #ZA1165,
3.50%, 4/1/42	269	251
Pool #ZA1254,
3.00%, 10/1/42	820	737
Pool #ZA1334,
3.50%, 7/1/42	94	88
Pool #ZA1361,
3.50%, 5/1/43	136	127
Pool #ZA1375,
4.00%, 9/1/44	77	73
Pool #ZA1378,
3.50%, 10/1/44	126	117
Pool #ZA2773,
2.50%, 8/1/27	27	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZA3862,
2.50%, 5/1/31	$183	$175
Pool #ZA4194,
3.00%, 4/1/43	195	176
Pool #ZA4214,
3.00%, 5/1/43	296	266
Pool #ZA4715,
4.00%, 9/1/46	483	457
Pool #ZA5107,
4.00%, 11/1/47	144	136
Pool #ZA5642,
4.00%, 9/1/48	136	128
Pool #ZA5950,
4.50%, 11/1/48	357	347
Pool #ZI6135,
5.00%, 9/1/34	275	277
Pool #ZI6854,
4.50%, 12/1/37	40	39
Pool #ZI7645,
5.00%, 6/1/38	68	69
Pool #ZI8519,
4.50%, 2/1/39	13	13
Pool #ZI9349,
4.50%, 10/1/39	214	210
Pool #ZI9657,
4.50%, 1/1/40	268	263
Pool #ZI9939,
4.50%, 4/1/40	82	81
Pool #ZJ0631,
4.50%, 10/1/40	96	95
Pool #ZJ1046,
4.00%, 1/1/41	142	137
Pool #ZJ1052,
4.00%, 1/1/41	130	125
Pool #ZJ1228,
4.00%, 2/1/41	187	180
Pool #ZJ1359,
4.50%, 3/1/41	90	89
Pool #ZK5468,
2.00%, 5/1/28	159	154
Pool #ZL1714,
4.50%, 7/1/41	127	125
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 100 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZL1806,
4.50%, 8/1/41	$371	$366
Pool #ZL1922,
4.00%, 9/1/41	40	38
Pool #ZL2350,
3.50%, 11/1/41	64	59
Pool #ZL3211,
3.50%, 6/1/42	254	236
Pool #ZL3551,
3.50%, 8/1/42	381	355
Pool #ZL4709,
3.00%, 1/1/43	264	237
Pool #ZL5074,
3.00%, 2/1/43	121	109
Pool #ZL5915,
3.50%, 5/1/43	561	523
Pool #ZL5927,
3.00%, 5/1/43	158	142
Pool #ZL6381,
3.00%, 6/1/43	269	242
Pool #ZL6467,
3.00%, 7/1/43	207	186
Pool #ZL6920,
3.50%, 8/1/43	76	70
Pool #ZL7780,
4.00%, 2/1/44	206	197
Pool #ZL8709,
4.00%, 11/1/44	83	79
Pool #ZM0489,
4.00%, 11/1/45	152	144
Pool #ZM0617,
3.50%, 12/1/45	191	177
Pool #ZM1194,
3.00%, 6/1/46	233	207
Pool #ZM1933,
3.00%, 10/1/46	267	236
Pool #ZM2167,
3.00%, 11/1/46	432	382
Pool #ZM2286,
3.50%, 12/1/46	700	641
Pool #ZM3525,
3.50%, 6/1/47	102	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZM4305,
3.50%, 9/1/47	$397	$363
Pool #ZM4711,
4.00%, 11/1/47	601	568
Pool #ZM4736,
3.50%, 11/1/47	143	131
Pool #ZM4908,
3.50%, 11/1/47	276	252
Pool #ZM5133,
3.50%, 12/1/47	119	109
Pool #ZM5397,
3.50%, 1/1/48	204	186
Pool #ZM5659,
3.50%, 2/1/48	226	206
Pool #ZM5917,
4.00%, 3/1/48	160	151
Pool #ZM6682,
4.50%, 5/1/48	135	131
Pool #ZM7370,
4.00%, 7/1/48	106	100
Pool #ZM7378,
5.00%, 7/1/48	130	129
Pool #ZM7849,
4.00%, 8/1/48	48	45
Pool #ZM8045,
4.00%, 9/1/48	152	143
Pool #ZM8575,
4.50%, 10/1/48	87	84
Pool #ZN1506,
3.50%, 11/1/48	533	487
Pool #ZN3447,
3.50%, 2/1/49	113	103
Pool #ZS0932,
4.50%, 8/1/34	7	7
Pool #ZS1567,
5.00%, 8/1/37	10	10
Pool #ZS2391,
5.00%, 9/1/38	18	18
Pool #ZS2499,
5.00%, 3/1/38	42	42
Pool #ZS2533,
4.50%, 2/1/39	44	43
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  101 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZS2827,
4.50%, 11/1/39	$108	$107
Pool #ZS3554,
3.50%, 7/1/42	174	163
Pool #ZS3596,
4.00%, 6/1/42	453	435
Pool #ZS4078,
3.50%, 1/1/45	244	226
Pool #ZS4127,
4.50%, 7/1/44	105	102
Pool #ZS4472,
3.50%, 2/1/42	167	156
Pool #ZS4536,
3.50%, 10/1/43	243	227
Pool #ZS4584,
3.00%, 9/1/44	92	82
Pool #ZS4600,
4.00%, 1/1/45	255	241
Pool #ZS4607,
3.50%, 3/1/45	323	299
Pool #ZS4617,
3.00%, 6/1/45	167	147
Pool #ZS4618,
3.50%, 6/1/45	262	242
Pool #ZS4621,
3.00%, 7/1/45	404	359
Pool #ZS4627,
4.00%, 8/1/45	87	83
Pool #ZS4629,
3.00%, 9/1/45	515	459
Pool #ZS4630,
3.50%, 9/1/45	177	163
Pool #ZS4634,
4.00%, 10/1/45	105	100
Pool #ZS4639,
4.00%, 11/1/45	107	102
Pool #ZS4642,
3.50%, 12/1/45	363	335
Pool #ZS4655,
3.50%, 3/1/46	178	164
Pool #ZS4667,
3.00%, 6/1/46	257	228
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZS4671,
3.00%, 8/1/46	$580	$515
Pool #ZS4677,
3.00%, 9/1/46	161	143
Pool #ZS4703,
3.00%, 2/1/47	169	149
Pool #ZS4722,
3.50%, 6/1/47	161	147
Pool #ZS4730,
3.50%, 8/1/47	61	55
Pool #ZS4740,
4.00%, 10/1/47	289	272
Pool #ZS4743,
3.50%, 11/1/47	399	364
Pool #ZS4745,
4.50%, 11/1/47	268	261
Pool #ZS4747,
3.50%, 12/1/47	110	101
Pool #ZS4748,
4.00%, 12/1/47	298	281
Pool #ZS4749,
4.50%, 12/1/47	91	89
Pool #ZS4752,
4.00%, 1/1/48	236	224
Pool #ZS4759,
3.50%, 3/1/48	235	215
Pool #ZS4769,
4.00%, 5/1/48	126	119
Pool #ZS4773,
4.50%, 6/1/48	39	38
Pool #ZS4781,
4.50%, 7/1/48	98	95
Pool #ZS4785,
4.00%, 8/1/48	96	91
Pool #ZS8023,
2.00%, 8/1/32	35	33
Pool #ZS8628,
2.00%, 11/1/31	57	54
Pool #ZS8639,
2.00%, 1/1/32	20	19
Pool #ZS9449,
3.50%, 8/1/45	264	245
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 102 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac – 8.1%continued
Pool #ZS9495,
3.50%, 10/1/45	$419	$388
Pool #ZS9580,
3.50%, 12/1/45	386	357
Pool #ZS9805,
3.00%, 9/1/46	399	354
Pool #ZS9827,
3.00%, 10/1/46	355	315
Pool #ZT0495,
4.50%, 8/1/48	41	40
Pool #ZT0524,
4.50%, 9/1/48	225	219
Pool #ZT0712,
4.00%, 10/1/48	138	130
Pool #ZT0787,
4.00%, 10/1/48	129	122
Pool #ZT1702,
4.00%, 1/1/49	237	223
Pool #ZT2091,
3.00%, 6/1/34	53	51
		173,717
Freddie Mac Gold – 0.2%
Pool #A16753,
5.00%, 11/1/33	22	22
Pool #A17665,
5.00%, 1/1/34	21	21
Pool #A27950,
5.50%, 11/1/34	50	51
Pool #A31136,
5.50%, 1/1/35	103	105
Pool #A39306,
5.50%, 11/1/35	20	20
Pool #A46224,
5.00%, 7/1/35	5	5
Pool #A48104,
5.00%, 1/1/36	21	21
Pool #A57604,
5.00%, 3/1/37	30	30
Pool #A58718,
5.50%, 3/1/37	4	4
Pool #A59081,
5.50%, 4/1/37	23	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac Gold – 0.2%continued
Pool #A61560,
5.50%, 10/1/36	$59	$60
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	13
Pool #A68761,
5.50%, 9/1/37	96	98
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	30	30
Pool #A74134,
7.00%, 2/1/38	16	17
Pool #A83008,
5.50%, 11/1/38	80	82
Pool #A91541,
5.00%, 3/1/40	61	62
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	18	18
Pool #C91370,
4.50%, 5/1/31	45	45
Pool #C91826,
3.00%, 5/1/35	68	64
Pool #C91858,
3.00%, 12/1/35	69	65
Pool #C91879,
3.00%, 6/1/36	84	79
Pool #C91908,
3.00%, 1/1/37	41	38
Pool #D97564,
5.00%, 1/1/28	38	38
Pool #D99094,
3.00%, 3/1/32	56	54
Pool #E04044,
3.50%, 8/1/27	62	61
Pool #G02064,
5.00%, 2/1/36	33	33
Pool #G02069,
5.50%, 3/1/36	5	5
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  103 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac Gold – 0.2%continued
Pool #G02386,
6.00%, 11/1/36	$47	$49
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	17	17
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	238	249
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	7	7
Pool #G03121,
5.00%, 6/1/36	30	30
Pool #G03134,
5.50%, 8/1/36	14	14
Pool #G03218,
6.00%, 9/1/37	4	5
Pool #G03351,
6.00%, 9/1/37	13	14
Pool #G03513,
6.00%, 11/1/37	16	17
Pool #G03600,
7.00%, 11/1/37	7	8
Pool #G03737,
6.50%, 11/1/37	102	107
Pool #G03992,
6.00%, 3/1/38	11	11
Pool #G04287,
5.00%, 5/1/38	27	27
Pool #G04459,
5.50%, 6/1/38	26	26
Pool #G04611,
6.00%, 7/1/38	51	54
Pool #G04650,
6.50%, 9/1/38	21	22
Pool #G05733,
5.00%, 11/1/39	82	83
Pool #G05969,
5.00%, 8/1/40	40	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac Gold – 0.2%continued
Pool #G06767,
5.00%, 10/1/41	$174	$176
Pool #G06947,
6.00%, 5/1/40	59	62
Pool #G08189,
7.00%, 3/1/37	12	12
Pool #G08192,
5.50%, 4/1/37	12	13
Pool #G08341,
5.00%, 4/1/39	210	212
Pool #G14554,
4.50%, 7/1/26(11)	—	—
Pool #G14891,
3.00%, 10/1/28	46	45
Pool #G15134,
3.00%, 5/1/29	36	35
Pool #G16774,
3.50%, 2/1/34	79	78
Pool #G18438,
2.50%, 6/1/27	34	33
Pool #G18571,
2.50%, 10/1/30	87	84
Pool #G18664,
3.50%, 10/1/32	72	71
Pool #G30327,
4.50%, 1/1/27	3	3
Pool #G67713,
4.00%, 6/1/48	470	444
Pool #J14808,
3.50%, 3/1/26	25	25
Pool #J16932,
3.00%, 10/1/26	17	16
Pool #J17055,
3.00%, 11/1/26	17	17
Pool #J17232,
3.00%, 11/1/26	16	16
Pool #J20834,
2.50%, 10/1/27	61	59
Pool #J22069,
2.50%, 1/1/28	18	18
Pool #K90641,
3.50%, 6/1/33	20	20
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 104 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Freddie Mac Gold – 0.2%continued
Pool #V60886,
2.50%, 8/1/30	$56	$54
Pool #V60902,
2.50%, 8/1/30	46	45
Pool #V61347,
2.50%, 10/1/31	200	191
		3,691
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	7	7
Pool #553463,
3.50%, 1/15/42	224	211
Pool #597889,
5.50%, 6/15/33	51	54
Pool #614169,
5.00%, 7/15/33	12	12
Pool #616879,
3.50%, 2/15/42	172	161
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	9	9
Pool #641416,
5.50%, 4/15/35	40	41
Pool #646341,
6.00%, 11/15/36	6	6
Pool #648538,
5.00%, 12/15/35	44	44
Pool #651753,
5.50%, 3/15/36	3	4
Pool #670030,
3.00%, 7/15/45	155	139
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	13	13
Pool #676360,
6.50%, 10/15/37	1	2
Pool #682899,
6.00%, 9/15/40	72	74
Pool #687824,
5.50%, 8/15/38	34	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #687900,
5.00%, 9/15/38	$49	$49
Pool #687901,
5.00%, 9/15/38	16	16
Pool #692309,
6.00%, 1/15/39	14	14
Pool #697645,
5.50%, 10/15/38	15	16
Pool #698236,
5.00%, 6/15/39	87	87
Pool #698336,
4.50%, 5/15/39	87	85
Pool #699277,
6.00%, 9/15/38	2	3
Pool #700918,
5.50%, 11/15/38	15	16
Pool #700972,
5.50%, 11/15/38	8	8
Pool #703677,
5.50%, 6/15/39	70	72
Pool #704185,
5.50%, 1/15/39	10	10
Pool #704514,
4.50%, 5/15/39	189	186
Pool #717175,
4.50%, 6/15/39	94	92
Pool #719262,
5.00%, 8/15/40	55	55
Pool #720202,
4.50%, 7/15/39	73	72
Pool #723231,
4.00%, 10/15/39	74	71
Pool #723339,
5.00%, 9/15/39	41	42
Pool #728629,
4.50%, 1/15/40	124	123
Pool #736768,
3.00%, 11/15/42	401	364
Pool #737286,
4.50%, 5/15/40	100	97
Pool #737416,
3.50%, 9/15/25	1	1
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  105 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #738134,
3.50%, 4/15/26	$5	$5
Pool #738247,
4.50%, 4/15/41	53	52
Pool #745215,
4.00%, 7/15/25	1	1
Pool #747643,
4.50%, 8/15/40	135	132
Pool #760874,
3.50%, 2/15/26	3	3
Pool #768800,
4.50%, 6/15/41	28	28
Pool #773939,
4.00%, 11/15/41	170	162
Pool #778957,
3.50%, 3/15/42	214	201
Pool #782131,
5.50%, 12/15/36	13	13
Pool #782150,
5.50%, 4/15/37	18	18
Pool #782259,
5.00%, 2/15/36	35	35
Pool #782272,
5.50%, 2/15/38	32	33
Pool #782498,
6.00%, 12/15/38	15	15
Pool #782584,
5.00%, 3/15/39	20	20
Pool #782696,
5.00%, 6/15/39	88	89
Pool #782831,
6.00%, 12/15/39	11	12
Pool #783176,
4.00%, 11/15/40	239	228
Pool #783740,
2.50%, 12/15/27	15	15
Pool #AA5391,
3.50%, 6/15/42	13	12
Pool #AA6089,
3.00%, 2/15/43	165	150
Pool #AB2761,
3.50%, 8/15/42	43	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #AB2891,
3.00%, 9/15/42	$60	$55
Pool #AD8781,
3.00%, 3/15/43	145	132
Pool #AD9016,
3.00%, 4/15/43	115	104
Pool #AL1763,
3.50%, 1/15/45	58	54
		3,908
Government National Mortgage Association II – 5.8%
Pool #3570,
6.00%, 6/20/34	16	16
Pool #3665,
5.50%, 1/20/35	40	42
Pool #3852,
6.00%, 5/20/36	7	8
Pool #3879,
6.00%, 7/20/36	19	20
Pool #3910,
6.00%, 10/20/36	10	11
Pool #3994,
5.00%, 6/20/37	7	7
Pool #4018,
6.50%, 8/20/37	27	28
Pool #4026,
5.00%, 9/20/37	8	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	6	6
Pool #4098,
5.50%, 3/20/38	33	34
Pool #4116,
6.50%, 4/20/38	13	13
Pool #4170,
6.00%, 6/20/38	25	26
Pool #4194,
5.50%, 7/20/38	57	58
Pool #4243,
5.00%, 9/20/38	14	15
Pool #4244,
5.50%, 9/20/38	17	17
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 106 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #4245,
6.00%, 9/20/38	$9	$9
Pool #4269,
6.50%, 10/20/38	13	13
Pool #4290,
5.50%, 11/20/38	11	11
Pool #4344,
6.00%, 1/20/39	19	20
Pool #4345,
6.50%, 1/20/39	14	15
Pool #4425,
5.50%, 4/20/39	33	34
Pool #4559,
5.00%, 10/20/39	69	70
Pool #4561,
6.00%, 10/20/39	40	42
Pool #4617,
4.50%, 1/20/40	20	20
Pool #4619,
5.50%, 1/20/40	78	80
Pool #4713,
4.50%, 6/20/40	59	58
Pool #4747,
5.00%, 7/20/40	52	53
Pool #4923,
4.50%, 1/20/41	53	52
Pool #5050,
4.00%, 5/20/26	7	7
Pool #5081,
4.00%, 6/20/41	87	83
Pool #5082,
4.50%, 6/20/41	87	85
Pool #5114,
4.00%, 7/20/41	324	311
Pool #5141,
5.00%, 8/20/41	50	51
Pool #5175,
4.50%, 9/20/41	52	51
Pool #5202,
3.50%, 10/20/41	137	129
Pool #5203,
4.00%, 10/20/41	81	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #5232,
3.50%, 11/20/41	$257	$241
Pool #5264,
5.50%, 12/20/41	6	6
Pool #5280,
4.00%, 1/20/42	94	90
Pool #5304,
3.50%, 2/20/42	96	90
Pool #5317,
5.50%, 2/20/42	42	43
Pool #5331,
3.50%, 3/20/42	151	142
Pool #737602,
4.00%, 11/20/40	120	114
Pool #752757,
4.50%, 11/20/40	169	165
Pool #755677,
4.00%, 12/20/40	66	63
Pool #782433,
6.00%, 10/20/38	36	37
Pool #784345,
3.50%, 7/20/47	320	304
Pool #AA5970,
3.00%, 1/20/43	450	401
Pool #AA6160,
3.50%, 3/20/43	135	126
Pool #AA6243,
3.50%, 4/20/43	45	42
Pool #AF5097,
4.00%, 8/20/43	389	373
Pool #AJ0645,
3.50%, 7/20/44	109	100
Pool #AJ3643,
4.00%, 10/20/44	279	265
Pool #AO7682,
4.00%, 8/20/45	276	261
Pool #BE9902,
4.50%, 6/20/48	53	51
Pool #MA0022,
3.50%, 4/20/42	149	140
Pool #MA0088,
3.50%, 5/20/42	339	317
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  107 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA0220,
3.50%, 7/20/42	$176	$164
Pool #MA0318,
3.50%, 8/20/42	329	308
Pool #MA0321,
5.00%, 8/20/42	77	78
Pool #MA0391,
3.00%, 9/20/42	761	690
Pool #MA0392,
3.50%, 9/20/42	146	137
Pool #MA0698,
3.00%, 1/20/43	178	162
Pool #MA0826,
3.00%, 3/20/28	18	18
Pool #MA0850,
2.50%, 3/20/43	74	64
Pool #MA0851,
3.00%, 3/20/43	258	234
Pool #MA0934,
3.50%, 4/20/43	102	95
Pool #MA1011,
3.00%, 5/20/43	301	272
Pool #MA1012,
3.50%, 5/20/43	275	257
Pool #MA1089,
3.00%, 6/20/43	318	288
Pool #MA1224,
3.50%, 8/20/43	223	208
Pool #MA1285,
3.50%, 9/20/43	132	123
Pool #MA1839,
4.00%, 4/20/44	67	64
Pool #MA1920,
4.00%, 5/20/44	71	68
Pool #MA2224,
4.00%, 9/20/44	401	384
Pool #MA2444,
3.00%, 12/20/44	47	43
Pool #MA2521,
3.50%, 1/20/45	198	184
Pool #MA2522,
4.00%, 1/20/45	85	82
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA2677,
3.00%, 3/20/45	$95	$85
Pool #MA2753,
3.00%, 4/20/45	261	235
Pool #MA2754,
3.50%, 4/20/45	106	98
Pool #MA2891,
3.00%, 6/20/45	291	262
Pool #MA2892,
3.50%, 6/20/45	100	93
Pool #MA2960,
3.00%, 7/20/45	240	216
Pool #MA3034,
3.50%, 8/20/45	291	271
Pool #MA3104,
3.00%, 9/20/45	347	312
Pool #MA3106,
4.00%, 9/20/45	252	241
Pool #MA3172,
3.00%, 10/20/45	64	57
Pool #MA3174,
4.00%, 10/20/45	140	133
Pool #MA3244,
3.50%, 11/20/45	223	207
Pool #MA3245,
4.00%, 11/20/45	514	491
Pool #MA3310,
3.50%, 12/20/45	832	772
Pool #MA3378,
4.50%, 1/20/46	319	312
Pool #MA3521,
3.50%, 3/20/46	411	382
Pool #MA3522,
4.00%, 3/20/46	118	113
Pool #MA3596,
3.00%, 4/20/46	235	211
Pool #MA3597,
3.50%, 4/20/46	418	387
Pool #MA3662,
3.00%, 5/20/46	391	352
Pool #MA3663,
3.50%, 5/20/46	246	228
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 108 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA3664,
4.00%, 5/20/46	$114	$109
Pool #MA3735,
3.00%, 6/20/46	472	425
Pool #MA3736,
3.50%, 6/20/46	320	296
Pool #MA3778,
3.00%, 7/20/31	43	42
Pool #MA3802,
3.00%, 7/20/46	558	501
Pool #MA3873,
3.00%, 8/20/46	215	193
Pool #MA3874,
3.50%, 8/20/46	224	208
Pool #MA3936,
3.00%, 9/20/46	490	440
Pool #MA4002,
2.50%, 10/20/46	37	32
Pool #MA4003,
3.00%, 10/20/46	327	294
Pool #MA4067,
2.50%, 11/20/46	306	266
Pool #MA4125,
2.50%, 12/20/46	21	18
Pool #MA4196,
3.50%, 1/20/47	338	313
Pool #MA4322,
4.00%, 3/20/47	129	122
Pool #MA4382,
3.50%, 4/20/47	107	99
Pool #MA4509,
3.00%, 6/20/47	513	460
Pool #MA4512,
4.50%, 6/20/47	188	184
Pool #MA4624,
3.00%, 8/20/32	38	37
Pool #MA4652,
3.50%, 8/20/47	441	407
Pool #MA4718,
3.00%, 9/20/47	257	230
Pool #MA4778,
3.50%, 10/20/47	428	395
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA4838,
4.00%, 11/20/47	$61	$57
Pool #MA4900,
3.50%, 12/20/47	434	401
Pool #MA4962,
3.50%, 1/20/48	398	368
Pool #MA4963,
4.00%, 1/20/48	148	140
Pool #MA5021,
4.50%, 2/20/48	193	188
Pool #MA5077,
3.50%, 3/20/48	463	427
Pool #MA5137,
4.00%, 4/20/48	62	59
Pool #MA5191,
3.50%, 5/20/48	273	251
Pool #MA5264,
4.00%, 6/20/48	156	147
Pool #MA5265,
4.50%, 6/20/48	156	152
Pool #MA5266,
5.00%, 6/20/48	201	200
Pool #MA5330,
4.00%, 7/20/48	207	195
Pool #MA5331,
4.50%, 7/20/48	316	308
Pool #MA5398,
4.00%, 8/20/48	146	138
Pool #MA5399,
4.50%, 8/20/48	156	152
Pool #MA5466,
4.00%, 9/20/48	355	335
Pool #MA5467,
4.50%, 9/20/48	182	177
Pool #MA5528,
4.00%, 10/20/48	204	192
Pool #MA5529,
4.50%, 10/20/48	178	174
Pool #MA5595,
4.00%, 11/20/48	72	68
Pool #MA5653,
5.00%, 12/20/48	228	228
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  109 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA5818,
4.50%, 3/20/49	$181	$176
Pool #MA5931,
4.00%, 5/20/49	369	347
Pool #MA5985,
3.50%, 6/20/49	385	354
Pool #MA6040,
4.00%, 7/20/49	437	412
Pool #MA6218,
3.00%, 10/20/49	643	572
Pool #MA6310,
3.00%, 12/20/34	34	32
Pool #MA6337,
2.50%, 12/20/49	137	117
Pool #MA6338,
3.00%, 12/20/49	1,462	1,300
Pool #MA6339,
3.50%, 12/20/49	743	683
Pool #MA6408,
2.50%, 1/20/50	362	310
Pool #MA6409,
3.00%, 1/20/50	420	374
Pool #MA6410,
3.50%, 1/20/50	747	687
Pool #MA6654,
2.00%, 5/20/50	1,085	889
Pool #MA6655,
2.50%, 5/20/50	301	257
Pool #MA6709,
2.50%, 6/20/50	1,396	1,196
Pool #MA6765,
2.50%, 7/20/50	1,609	1,375
Pool #MA6819,
2.50%, 8/20/50	895	765
Pool #MA6820,
3.00%, 8/20/50	694	616
Pool #MA6865,
2.50%, 9/20/50	696	596
Pool #MA6866,
3.00%, 9/20/50	3,324	2,954
Pool #MA6930,
2.00%, 10/20/50	1,069	875
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA6994,
2.00%, 11/20/50	$1,398	$1,144
Pool #MA6995,
2.50%, 11/20/50	1,112	950
Pool #MA7051,
2.00%, 12/20/50	931	762
Pool #MA7052,
2.50%, 12/20/50	1,273	1,087
Pool #MA7135,
2.00%, 1/20/51	2,523	2,064
Pool #MA7136,
2.50%, 1/20/51	1,461	1,247
Pool #MA7164,
2.00%, 2/20/36	291	266
Pool #MA7192,
2.00%, 2/20/51	2,950	2,414
Pool #MA7254,
2.00%, 3/20/51	3,263	2,671
Pool #MA7312,
2.50%, 4/20/51	1,249	1,066
Pool #MA7366,
2.00%, 5/20/51	753	616
Pool #MA7367,
2.50%, 5/20/51	1,935	1,651
Pool #MA7417,
2.00%, 6/20/51	2,979	2,437
Pool #MA7418,
2.50%, 6/20/51	1,349	1,151
Pool #MA7471,
2.00%, 7/20/51	2,721	2,227
Pool #MA7472,
2.50%, 7/20/51	2,098	1,791
Pool #MA7534,
2.50%, 8/20/51	1,857	1,585
Pool #MA7535,
3.00%, 8/20/51	874	774
Pool #MA7588,
2.00%, 9/20/51	1,484	1,214
Pool #MA7589,
2.50%, 9/20/51	2,179	1,860
Pool #MA7590,
3.00%, 9/20/51	944	837
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 110 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA7647,
1.50%, 10/20/51	$390	$306
Pool #MA7649,
2.50%, 10/20/51	1,417	1,209
Pool #MA7704,
2.00%, 11/20/51	1,535	1,256
Pool #MA7705,
2.50%, 11/20/51	1,507	1,286
Pool #MA7880,
2.00%, 2/20/52	1,600	1,309
Pool #MA7881,
2.50%, 2/20/52	1,176	1,004
Pool #MA7936,
2.50%, 3/20/52	785	670
Pool #MA7988,
3.00%, 4/20/52	1,591	1,410
Pool #MA7989,
3.50%, 4/20/52	484	445
Pool #MA8148,
3.00%, 7/20/52	558	494
Pool #MA8151,
4.50%, 7/20/52	1,639	1,577
Pool #MA8199,
3.50%, 8/20/52	897	822
Pool #MA8201,
4.50%, 8/20/52	660	634
Pool #MA8266,
3.50%, 9/20/52	837	767
Pool #MA8267,
4.00%, 9/20/52	1,692	1,586
Pool #MA8268,
4.50%, 9/20/52	832	799
Pool #MA8429,
5.50%, 11/20/52	233	234
Pool #MA8430,
6.00%, 11/20/52	65	66
Pool #MA8489,
4.50%, 12/20/52	1,725	1,663
Pool #MA8490,
5.00%, 12/20/52	1,659	1,639
Pool #MA8491,
5.50%, 12/20/52	1,521	1,527
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA8492,
6.00%, 12/20/52	$1,239	$1,259
Pool #MA8569,
5.00%, 1/20/53	1,656	1,631
Pool #MA8723,
4.00%, 3/20/53	1,640	1,538
Pool #MA8945,
4.00%, 6/20/53	271	254
Pool #MA8947,
5.00%, 6/20/53	895	883
Pool #MA8948,
5.50%, 6/20/53	834	837
Pool #MA8949,
6.00%, 6/20/53	1,764	1,799
Pool #MA8950,
6.50%, 6/20/53	822	844
Pool #MA9015,
4.50%, 7/20/53	917	881
Pool #MA9016,
5.00%, 7/20/53	2,165	2,132
Pool #MA9017,
5.50%, 7/20/53	1,344	1,352
Pool #MA9106,
5.50%, 8/20/53	843	846
Pool #MA9107,
6.00%, 8/20/53	358	365
Pool #MA9240,
5.00%, 10/20/53	745	735
Pool #MA9241,
5.50%, 10/20/53	678	681
Pool #MA9242,
6.00%, 10/20/53	736	751
Pool #MA9243,
6.50%, 10/20/53	300	308
Pool #MA9244,
7.00%, 10/20/53	242	250
Pool #MA9305,
5.50%, 11/20/53	1,118	1,122
Pool #MA9306,
6.00%, 11/20/53	519	529
Pool #MA9307,
6.50%, 11/20/53	308	316
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  111 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2% (12)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA9366,
7.50%, 12/20/53	$74	$76
Pool #MA9424,
6.00%, 1/20/54	355	361
Pool #MA9425,
6.50%, 1/20/54	719	737
Pool #MA9426,
7.00%, 1/20/54	359	371
Pool #MA9541,
5.50%, 3/20/54	2,220	2,228
Pool #MA9604,
5.00%, 4/20/54	384	378
Pool #MA9605,
5.50%, 4/20/54	468	469
Pool #MA9606,
6.00%, 4/20/54	684	696
Pool #MA9669,
6.00%, 5/20/54	1,553	1,581
Pool #MA9670,
6.50%, 5/20/54	1,124	1,152
Pool #MA9906,
5.50%, 9/20/54	1,280	1,283
Pool #MA9907,
6.00%, 9/20/54	393	399
Pool #MB0025,
5.00%, 11/20/54	991	976
Pool #MB0090,
4.50%, 12/20/54	1,393	1,337
Pool #MB0091,
5.00%, 12/20/54	2,483	2,443
Pool #MB0092,
5.50%, 12/20/54	994	996
		123,965
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,099
Total U.S. Government Agencies
(Cost $626,096)		561,927

U.S. GOVERNMENT OBLIGATIONS – 43.7%
U.S. Treasury Bonds – 9.3%
6.63%, 2/15/27	5,000	5,261
4.50%, 2/15/36	700	721
4.75%, 2/15/37	500	525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Bonds – 9.3%continued
5.00%, 5/15/37	$500	$535
4.38%, 2/15/38	600	604
4.50%, 5/15/38	600	612
3.50%, 2/15/39	500	456
4.25%, 5/15/39	1,000	985
4.50%, 8/15/39	1,000	1,010
4.38%, 11/15/39	1,000	995
4.63%, 2/15/40	1,000	1,021
1.13%, 5/15/40	3,500	2,215
1.13%, 8/15/40	3,500	2,193
3.88%, 8/15/40	1,000	935
1.38%, 11/15/40	4,250	2,762
1.88%, 2/15/41	3,700	2,596
4.75%, 2/15/41	1,000	1,031
2.25%, 5/15/41	3,750	2,779
4.38%, 5/15/41	1,000	986
1.75%, 8/15/41	5,500	3,727
3.75%, 8/15/41	1,000	911
2.00%, 11/15/41	1,500	1,054
3.13%, 11/15/41	1,000	836
2.38%, 2/15/42	4,000	2,969
3.13%, 2/15/42	1,000	833
3.00%, 5/15/42	750	611
3.25%, 5/15/42	3,000	2,535
2.75%, 8/15/42	1,500	1,171
3.38%, 8/15/42	3,000	2,572
2.75%, 11/15/42	2,000	1,556
4.00%, 11/15/42	3,000	2,798
3.13%, 2/15/43	1,000	821
3.88%, 2/15/43	3,000	2,746
2.88%, 5/15/43	2,500	1,969
3.88%, 5/15/43	3,000	2,738
3.63%, 8/15/43	2,000	1,758
4.38%, 8/15/43	3,300	3,216
3.75%, 11/15/43	2,000	1,786
4.75%, 11/15/43	3,000	3,065
3.63%, 2/15/44	2,000	1,750
4.50%, 2/15/44	3,000	2,964
3.38%, 5/15/44	1,000	841
4.63%, 5/15/44	3,500	3,511
3.13%, 8/15/44	2,000	1,613
4.13%, 8/15/44	3,000	2,811
3.00%, 11/15/44	2,000	1,576
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 112 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Bonds – 9.3%continued
4.63%, 11/15/44	$2,000	$2,002
2.50%, 2/15/45	2,000	1,442
3.00%, 5/15/45	1,500	1,177
2.88%, 8/15/45	1,000	766
3.00%, 11/15/45	1,000	781
2.50%, 2/15/46	2,000	1,422
2.50%, 5/15/46	2,000	1,417
2.25%, 8/15/46	3,000	2,018
2.88%, 11/15/46	1,500	1,133
3.00%, 2/15/47	2,000	1,540
3.00%, 5/15/47	2,000	1,536
2.75%, 8/15/47	3,000	2,194
2.75%, 11/15/47	3,000	2,188
3.00%, 2/15/48	3,000	2,287
3.13%, 5/15/48	3,500	2,724
3.00%, 8/15/48	4,000	3,037
3.38%, 11/15/48	4,000	3,247
3.00%, 2/15/49	4,000	3,025
2.88%, 5/15/49	3,500	2,580
2.25%, 8/15/49	3,500	2,258
2.38%, 11/15/49	3,500	2,315
2.00%, 2/15/50	4,500	2,723
1.25%, 5/15/50	5,000	2,483
1.38%, 8/15/50	5,500	2,803
1.63%, 11/15/50	5,000	2,722
1.88%, 2/15/51	6,000	3,479
2.38%, 5/15/51	6,000	3,924
2.00%, 8/15/51	6,000	3,573
1.88%, 11/15/51	5,000	2,876
2.25%, 2/15/52	5,000	3,154
2.88%, 5/15/52	4,100	2,977
3.00%, 8/15/52	4,000	2,979
4.00%, 11/15/52	5,000	4,509
3.63%, 2/15/53	4,500	3,790
3.63%, 5/15/53	4,500	3,790
4.13%, 8/15/53	4,000	3,686
4.75%, 11/15/53	4,800	4,906
4.25%, 2/15/54	5,000	4,711
4.63%, 5/15/54	5,000	5,016
4.25%, 8/15/54	5,300	5,003
4.50%, 11/15/54	5,300	5,222
4.63%, 2/15/55	600	604
		198,979
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Notes – 34.4%
0.75%, 4/30/26	$5,000	$4,827
4.88%, 4/30/26	5,000	5,043
1.63%, 5/15/26	5,000	4,869
3.63%, 5/15/26	5,000	4,978
0.75%, 5/31/26	5,000	4,815
4.88%, 5/31/26	5,000	5,047
4.13%, 6/15/26	5,000	5,008
0.88%, 6/30/26	10,000	9,622
4.50%, 7/15/26	5,000	5,031
1.50%, 8/15/26	10,000	9,671
4.38%, 8/15/26	5,000	5,026
0.75%, 8/31/26	5,000	4,780
3.75%, 8/31/26	5,000	4,985
4.63%, 9/15/26	5,000	5,047
1.63%, 9/30/26	5,000	4,833
3.50%, 9/30/26	5,000	4,967
4.63%, 10/15/26	10,000	10,099
1.13%, 10/31/26	5,000	4,785
2.00%, 11/15/26	10,000	9,697
4.63%, 11/15/26	10,000	10,104
1.25%, 11/30/26	5,000	4,786
4.25%, 11/30/26	5,000	5,024
4.38%, 12/15/26	5,000	5,035
1.25%, 12/31/26	5,000	4,775
4.25%, 12/31/26	5,000	5,026
1.50%, 1/31/27	10,000	9,575
4.13%, 1/31/27	5,000	5,017
2.25%, 2/15/27	5,000	4,850
1.13%, 2/28/27	5,000	4,745
4.13%, 2/28/27	5,000	5,019
4.25%, 3/15/27	5,000	5,031
2.50%, 3/31/27	5,000	4,867
3.88%, 3/31/27	5,000	4,998
2.75%, 4/30/27	5,000	4,886
2.38%, 5/15/27	5,000	4,845
0.50%, 5/31/27	5,000	4,650
4.63%, 6/15/27	5,000	5,077
3.25%, 6/30/27	5,000	4,933
4.38%, 7/15/27	5,000	5,052
2.75%, 7/31/27	5,000	4,873
3.75%, 8/15/27	5,000	4,983
0.50%, 8/31/27	5,000	4,612
3.13%, 8/31/27	5,000	4,911
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  113 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Notes – 34.4%continued
3.38%, 9/15/27	$5,000	$4,941
0.38%, 9/30/27	5,000	4,586
4.13%, 9/30/27	5,000	5,029
3.88%, 10/15/27	5,000	4,997
0.50%, 10/31/27	5,000	4,587
4.13%, 10/31/27	5,000	5,028
2.25%, 11/15/27	5,000	4,796
0.63%, 11/30/27	5,000	4,590
4.00%, 12/15/27	4,000	4,012
0.63%, 12/31/27	5,000	4,578
3.88%, 12/31/27	5,000	4,999
0.75%, 1/31/28	5,000	4,583
2.75%, 2/15/28	5,000	4,847
4.00%, 2/29/28	5,000	5,015
1.25%, 3/31/28	5,000	4,631
3.63%, 3/31/28	5,000	4,964
1.25%, 4/30/28	5,500	5,082
3.50%, 4/30/28	5,000	4,942
2.88%, 5/15/28	5,000	4,850
3.63%, 5/31/28	2,000	1,984
1.25%, 6/30/28	5,000	4,599
4.00%, 6/30/28	5,000	5,017
1.00%, 7/31/28	5,000	4,551
4.13%, 7/31/28	5,000	5,035
2.88%, 8/15/28	5,000	4,839
1.13%, 8/31/28	5,000	4,560
1.25%, 9/30/28	5,000	4,568
4.63%, 9/30/28	5,000	5,116
1.38%, 10/31/28	5,000	4,580
4.88%, 10/31/28	5,000	5,159
3.13%, 11/15/28	5,000	4,868
1.50%, 11/30/28	5,000	4,592
4.38%, 11/30/28	5,000	5,078
1.38%, 12/31/28	5,000	4,562
3.75%, 12/31/28	5,000	4,971
1.75%, 1/31/29	5,000	4,618
4.00%, 1/31/29	5,000	5,014
2.63%, 2/15/29	5,000	4,770
1.88%, 2/28/29	5,000	4,632
4.25%, 2/28/29	5,000	5,059
2.38%, 3/31/29	5,000	4,715
4.13%, 3/31/29	5,000	5,037
2.88%, 4/30/29	5,000	4,804
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Notes – 34.4%continued
4.63%, 4/30/29	$5,000	$5,130
2.38%, 5/15/29	5,000	4,707
2.75%, 5/31/29	5,000	4,776
4.50%, 5/31/29	5,000	5,108
3.25%, 6/30/29	5,000	4,867
4.25%, 6/30/29	5,000	5,061
4.00%, 7/31/29	5,000	5,013
1.63%, 8/15/29	5,000	4,545
3.13%, 8/31/29	5,000	4,837
3.50%, 9/30/29	5,000	4,909
3.88%, 9/30/29	5,000	4,986
4.00%, 10/31/29	3,000	3,007
3.88%, 11/30/29	5,000	4,985
4.38%, 12/31/29	5,000	5,091
4.25%, 1/31/30	5,000	5,064
1.50%, 2/15/30	5,000	4,460
4.00%, 2/28/30	8,500	8,519
3.50%, 4/30/30	5,000	4,893
0.63%, 5/15/30	5,000	4,230
3.75%, 5/31/30	5,000	4,947
4.13%, 8/31/30	2,000	2,013
4.00%, 1/31/31	5,000	4,994
1.13%, 2/15/31	5,000	4,256
4.13%, 3/31/31	5,000	5,025
4.63%, 4/30/31	5,000	5,157
1.63%, 5/15/31	5,000	4,351
4.63%, 5/31/31	5,000	5,156
4.25%, 6/30/31	5,000	5,055
1.25%, 8/15/31	10,000	8,436
3.75%, 8/31/31	5,000	4,912
1.38%, 11/15/31	5,000	4,223
1.88%, 2/15/32	5,000	4,342
2.88%, 5/15/32	5,000	4,626
2.75%, 8/15/32	5,000	4,571
4.13%, 11/15/32	5,000	5,007
3.50%, 2/15/33	5,000	4,789
3.38%, 5/15/33	5,000	4,736
3.88%, 8/15/33	15,000	14,701
4.50%, 11/15/33	15,000	15,359
4.00%, 2/15/34	15,000	14,796
4.38%, 5/15/34	15,000	15,203
3.88%, 8/15/34	18,000	17,544
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 114 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 43.7%continued
U.S. Treasury Notes – 34.4%continued
4.25%, 11/15/34	$15,000	$15,045
4.63%, 2/15/35	20,000	20,662
		738,683
Total U.S. Government Obligations
(Cost $983,603)		937,662

MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	104
California – 0.2%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	175
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	173
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,068
7.63%, 3/1/40	405	487
7.60%, 11/1/40	100	122
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	315
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	169
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
California – 0.2%continued
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	$500	$430
		3,129
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	320
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	93	102
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	64	70
7.06%, 4/1/57	282	317
		489
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	272	301
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	146
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	664	662
		1,109
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	245
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	103
		348
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  115 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	$100	$101
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	226
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	220
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	150
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	147
		517
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	83
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	66
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	206
5.72%, 6/15/42	250	256
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	102
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	256
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	$75	$77
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	75	77
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	368
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	210
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	236
		1,937
Ohio – 0.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	213
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	380
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	184
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	173
		950
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	203
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 116 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	$100	$109
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	167
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	201
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	141
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	211
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	205
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	305
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	96
		1,326
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	173
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	81
Total Municipal Bonds
(Cost $11,054)		11,122

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII (15) (16) *	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(17) (18)	41,789,414	41,789
Total Investment Companies
(Cost $41,789)		41,789

Total Investments – 100.5%
(Cost $2,297,533)		2,155,522
Liabilities less Other Assets – (0.5%)		(11,506)
NET ASSETS – 100.0%		$2,144,016

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately $6,050,000 or 0.3% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)	Investment in affiliate.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Zero coupon bond.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(14)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(15)	Issuer has defaulted on terms of debt obligation.
(16)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  117 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued	March 31, 2025
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$9,178	$—	$9,178
Commercial Mortgage-Backed Securities	—	15,718	—	15,718
Corporate Bonds(1)	—	443,088	—	443,088
Foreign Issuer Bonds(1)	—	135,038	—	135,038
U.S. Government Agencies(1)	—	561,927	—	561,927
U.S. Government Obligations(1)	—	937,662	—	937,662
Municipal Bonds(1)	—	11,122	—	11,122
Investment Companies	41,789	—	—	41,789
Total Investments	$41,789	$2,113,733	$—	$2,155,522

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 118 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.8%
California – 98.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,054
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,020
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,761
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	6,995	6,972
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	906
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,498
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,412
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	2,000	2,169
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,476
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	783
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	4,605	4,960
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$1,904	$1,862
California Public Finance Authority Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,657
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	740
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
11/1/43(3)	610	656
11/1/44(3)	700	748
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,242
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,322
California State G.O. Unlimited Bonds,
5.00%, 11/1/32	1,540	1,681
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,188
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	4,000	4,107
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	254
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	1,215	1,261
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  119 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	$1,855	$2,047
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,484
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,187
5.00%, 11/1/33	200	219
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,044
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,705
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,269	2,716
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	777
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,376
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	357
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,664
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	$3,500	$3,912
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	4,630	4,974
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,748
5.25%, 10/1/39	1,500	1,524
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	3,500	3,575
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	767
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,370
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
8/1/32(3)	1,230	1,404
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,254
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,034
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,169
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	327
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 120 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	$580	$659
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	972
2.53%, 6/1/28	1,500	1,404
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,543
Irvine Unified School District Special Refunding Tax Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,581
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,336
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,059
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,000	1,762
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,132
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,685
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,662
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	$2,000	$2,085
5.00%, 5/15/44	1,500	1,517
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,025
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,553
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,656
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,885
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment and Real Property,
5.00%, 5/1/30	600	658
Los Angeles Special Refunding Tax Bonds, Community Facilities District No. 4 Playa Vista,
5.00%, 9/1/30	775	851
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,578
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	200
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	297
4.00%, 9/1/51	1,000	863
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,199
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  121 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
Moreland School District Refunding Bonds, Series A,
5.00%, 8/1/32	$1,300	$1,480
Mountain View Los Altos Union High School District G.O. Unlimited Convertible CABS, Series A, Election of 2010,
5.15%, 8/1/30	2,250	2,459
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,412
3.00%, 8/1/40	2,325	1,938
3.00%, 8/1/41	2,590	2,113
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,217
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,054
Oxnard Union High School District G.O. Unlimited BANS,
6.00%, 2/1/30	1,000	1,141
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(4)	2,000	2,062
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,059
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,899
Peralta Community College District G.O. Unlimited Refunding Bonds,
8/1/33(3)	2,150	2,439
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	688
3.00%, 9/1/40	875	737
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	$1,500	$1,696
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,254
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,857
Rialto Unified School District COPS, Kitchen And Meeting (BAM Insured),
5.00%, 9/1/31	270	298
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	604
5.00%, 7/1/31	500	532
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	727
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,039
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	886
5.00%, 7/1/37	1,000	1,033
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/31	1,000	1,124
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,059
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,348
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 122 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	$375	$390
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/31	2,000	2,269
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AGC Insured),
5.00%, 8/1/31	1,150	1,275
5.00%, 8/1/32	1,420	1,587
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,437
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,004
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,906
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,673
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	594
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,285
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%continued
California – 98.8%continued
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(4)	$1,145	$1,166
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,019
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,914
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,079
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	756
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	485
5.00%, 10/1/34	600	617
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	4,500	5,035
Val Verde Unified School District Special Refunding Tax Bonds,
5.00%, 9/1/32	245	279
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	771
West Contra Costa Unified School District 2020 Election G.O. Unlimited Bonds, Series B (BAM Insured),
5.00%, 8/1/31	235	263
		218,806
Total Municipal Bonds
(Cost $232,988)		218,806

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  123 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(5) (6)	5,562,694	$5,563
Total Investment Companies
(Cost $5,563)		5,563

Total Investments – 101.3%
(Cost $238,551)		224,369
Liabilities less Other Assets – (1.3%)		(2,900)
NET ASSETS – 100.0%		$221,469

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(4)	Maturity date represents the prerefunded date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$218,806	$—	$218,806
Investment Companies	5,563	—	—	5,563
Total Investments	$5,563	$218,806	$—	$224,369
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 124 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.1%
California – 98.1%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$513
Antioch Unified School District G.O. Unlimited Bonds, Series A, Election of 2024 (AGC Insured),
5.00%, 8/1/42	900	964
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,090
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,675	3,663
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,570
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3)	600	605
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(2) (3)	1,500	1,627
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(2) (3)	1,385	1,478
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(2) (3)	500	539
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	886
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	$310	$326
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,173	1,120
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	476	466
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	411
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
11/1/55(4)	1,500	1,566
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,040	1,161
5.00%, 11/1/32	905	1,020
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	238
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/26	3,150	3,249
5.00%, 9/1/42	1,000	1,073
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	845
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,895
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Salter Packard Children's Hospital,
5.00%, 8/15/34	1,250	1,440
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  125 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	$410	$426
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(2) (3)	225	248
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/42	275	290
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	639
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,404
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,803
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure Improvement Program,
5.00%, 6/1/32	1,500	1,582
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	206
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	744
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	526
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	$1,000	$1,043
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	156
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	2,815	2,957
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	537
3.00%, 5/15/51	500	368
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,041
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,043
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	446
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,683
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	407
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/26	1,700	1,757
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,345
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 126 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	$250	$238
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,280
Garden Grove Public Financing Authority Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/31	295	331
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,526
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,906
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	507
Los Angeles County Metropolitan Transportation Authority Measure R Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 6/1/35	1,000	1,157
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	555
5.00%, 7/1/36	2,000	2,106
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,075
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series H,
5.25%, 12/1/41	1,000	1,125
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,049
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	$1,000	$1,041
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	506
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	506
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,044
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	511
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	485
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	550
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	375	412
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/38	2,540	2,872
Los Angeles Wastewater System Revenue Bonds, Series A,
5.00%, 6/1/43	2,000	2,000
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	793
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  127 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	$1,450	$1,497
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	127
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,121
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	445
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(2) (3)	1,990	2,180
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,057
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,229
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	502
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	7,000	5,259
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,029
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,455
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,000	1,131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	$1,750	$1,273
Riverside County Public Financing Authority Lease Revenue Bonds, Capital Facilities Project, Prerefunded,
5.00%, 11/1/25(1)	1,500	1,521
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	712
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,058
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
5.00%, 8/15/27	500	529
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	447
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,607
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/32	850	966
San Diego Unified School District Sustainable G.O. Unlimited Bonds,
5.00%, 7/1/53	475	501
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,510
5.00%, 5/1/49	1,000	1,007
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,010
5.00%, 5/1/50	1,500	1,507
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 128 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	$915	$974
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,006
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/40	2,000	2,232
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	441
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,002
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AGC Insured),
5.00%, 8/1/43	1,575	1,691
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	502
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	773
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	511
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(2) (3)	1,000	1,116
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	$500	$551
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,369
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2022,
5.00%, 8/1/49	1,500	1,606
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,082
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	311
4.00%, 6/1/34	330	339
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,943
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	824
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	16
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	684
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	2,575	2,906
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	687
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  129 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%continued
California – 98.1%continued
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	$1,000	$1,003
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	866
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	90
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	1,375	1,539
5.00%, 5/15/35	1,500	1,688
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,932
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,555
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,156
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	686
		140,732
Total Municipal Bonds
(Cost $149,270)		140,732

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(6) (7)	2,722,713	$2,723
Total Investment Companies
(Cost $2,723)		2,723

Total Investments – 100.0%
(Cost $151,993)		143,455
Liabilities less Other Assets – (0.0%)		(68)
NET ASSETS – 100.0%		$143,387

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(4)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 130 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$140,732	$—	$140,732
Investment Companies	2,723	—	—	2,723
Total Investments	$2,723	$140,732	$—	$143,455
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  131 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 20.1%
Auto Loan – 11.2%
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	$2,390	$2,390
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	223	224
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	131
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	153
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	65	65
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	144	144
Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3
5.05%, 12/15/27	960	963
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	111
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	151
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	145	145
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A4
0.73%, 12/15/27	3,602	3,536
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	91	91
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	1,335	1,345
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	549	551
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.1%continued
Auto Loan – 11.2%continued
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	$500	$501
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	250	251
		10,752
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	230
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	78
		308
Other – 2.9%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	233	240
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	100	101
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	199
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	165	165
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	120	121
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	275	276
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	414	369
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	129	117
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	330	311
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 132 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.1%continued
Other – 2.9%continued
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	$35	$35
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	500	497
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	160	160
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	250	250
		2,841
Whole Loan – 5.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.74% on 6/25/25), 4.75%, 9/26/67(1) (2)	231	229
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.72% on 4/25/28), 6.20%, 1/25/69(1) (2)	559	564
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	292	291
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	264	224
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	198	192
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	263	215
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.64% on 10/25/27), 6.84%, 4/25/63(1) (2)	331	334
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.64% on 10/25/27), 7.30%, 4/25/63(1) (2)	70	71
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	434	436
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.1%continued
Whole Loan – 5.7%continued
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	$177	$178
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	251	253
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	486	490
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	763	750
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	508	509
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	85	82
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	609	574
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	70	67
		5,459
Total Asset-Backed Securities
(Cost $19,366)		19,360

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.4%
Non Agency – 4.4%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	216
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	140	147
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	221
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	271
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	368
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  133 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%continued
Non Agency – 4.4%continued
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 3/15/41(1) (4)	$343	$343
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	165	157
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	800	848
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	78
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	115	112
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	88
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,120
		4,234
Total Commercial Mortgage-Backed Securities
(Cost $4,199)		4,234

CORPORATE BONDS – 21.9%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
6.30%, 5/1/29	20	21
5.81%, 5/1/50	60	57
6.86%, 5/1/54	110	120
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	110
Lockheed Martin Corp.,
4.70%, 12/15/31	230	229
		537
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Asset Management – 1.6%
Ares Capital Corp.,
5.95%, 7/15/29	$160	$163
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	287
5.95%, 7/16/29	160	162
5.25%, 4/1/30 (1)	300	293
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	450	477
6.60%, 9/15/29 (1)	160	162
		1,544
Automotive – 0.8%
American Honda Finance Corp.,
4.40%, 9/5/29	450	444
Toyota Motor Credit Corp.,
4.60%, 10/10/31	340	337
		781
Banking – 5.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	165	171
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (5)	84	74
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	354	312
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	210	181
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (5)	310	309
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	131	127
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	133	130
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (5)	180	179
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	170	171
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	130	136
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	270	272
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 134 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Banking – 5.6%continued
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (5) (6)	$300	$307
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	700	722
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	157	134
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (5)	252	250
KeyBank N.A.,
5.00%, 1/26/33	210	205
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	160	172
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	74	71
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (5)	460	473
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	281	291
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	159	152
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	300	305
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (5)	250	254
		5,398
Beverages – 0.1%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	40
Biotechnology & Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.20%, 11/21/29	300	283
Pfizer, Inc.,
1.70%, 5/28/30	300	262
		545
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Brokerage Asset Manager Exchanges – 0.4%
Citadel L.P.,
6.38%, 1/23/32(1)	$390	$400
Cable & Satellite – 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	24	24
Capital Goods – 0.7%
CRH America Finance, Inc.,
5.50%, 1/9/35	290	294
Republic Services, Inc.,
5.15%, 3/15/35	380	382
		676
Construction Materials – 0.6%
Owens Corning,
5.70%, 6/15/34	65	67
Vulcan Materials Co.,
5.35%, 12/1/34	525	530
		597
Consumer Cyclical – 0.7%
Expedia Group, Inc.,
5.40%, 2/15/35	650	647
Consumer Non-Cyclical – 0.4%
Mars, Inc.,
5.70%, 5/1/55(1)	400	400
Electric Utilities – 1.2%
Ameren Corp.,
3.50%, 1/15/31	93	86
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	109
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
Duke Energy Progress LLC,
3.40%, 4/1/32	114	104
5.25%, 3/15/33	173	176
Entergy Texas, Inc.,
1.75%, 3/15/31	107	91
PacifiCorp,
5.45%, 2/15/34	230	232
San Diego Gas & Electric Co.,
1.70%, 10/1/30	150	127
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  135 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Electric Utilities – 1.2%continued
Southern (The) Co.,
3.70%, 4/30/30	$87	$83
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	78
Xcel Energy, Inc.,
2.60%, 12/1/29	89	81
		1,169
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	180	156
Energy – 0.5%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	65	66
Marathon Petroleum Corp.,
5.70%, 3/1/35	380	378
		444
Entertainment Content – 0.2%
Discovery Communications LLC,
3.63%, 5/15/30	225	202
Food – 0.1%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	46
Gas & Water Utilities – 0.1%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	133	112
Health Care Facilities & Services – 1.5%
Cardinal Health, Inc.,
5.35%, 11/15/34	450	451
Cencora, Inc.,
5.15%, 2/15/35	270	270
CVS Health Corp.,
5.25%, 1/30/31	73	74
5.55%, 6/1/31	225	230
5.30%, 6/1/33	85	84
Elevance Health, Inc.,
5.38%, 6/15/34	60	61
5.70%, 2/15/55	270	263
		1,433
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Institutional Financial Services – 1.4%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (5)	$300	$303
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (5)	250	249
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	45	46
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	262	268
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	159	168
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (5)	187	169
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (5)	120	124
		1,327
Insurance – 0.7%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	270	267
Corebridge Financial, Inc.,
5.75%, 1/15/34	79	81
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	192
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	112
		652
Machinery – 0.4%
John Deere Capital Corp.,
4.40%, 9/8/31	375	371
Oil & Gas Supply Chain – 0.8%
Energy Transfer L.P.,
3.75%, 5/15/30	225	213
ONEOK, Inc.,
6.05%, 9/1/33	58	60
Ovintiv, Inc.,
6.25%, 7/15/33	325	336
Phillips 66,
2.15%, 12/15/30	188	163
		772
Real Estate Investment Trusts – 0.8%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	37	33
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 136 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Real Estate Investment Trusts – 0.8%continued
Boston Properties L.P.,
2.55%, 4/1/32	$44	$36
Essex Portfolio L.P.,
2.65%, 3/15/32	66	57
NNN REIT, Inc.,
5.50%, 6/15/34	130	131
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	16
Simon Property Group L.P.,
2.45%, 9/13/29	43	39
Store Capital LLC,
5.40%, 4/30/30 (1)	480	481
		793
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
Semiconductors – 0.4%
Broadcom, Inc.,
4.80%, 10/15/34	110	107
Intel Corp.,
5.13%, 2/10/30	224	226
KLA Corp.,
5.65%, 11/1/34	71	74
		407
Software – 0.1%
Fortinet, Inc.,
2.20%, 3/15/31	97	85
VMware LLC,
1.80%, 8/15/28	42	38
		123
Specialty Finance – 0.2%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	39
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	50	51
GATX Corp.,
4.00%, 6/30/30	9	8
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	120	122
		220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Technology – 0.9%
Foundry JV Holdco LLC,
6.30%, 1/25/39 (1)	$450	$466
Synopsys, Inc.,
5.15%, 4/1/35	420	422
		888
Technology Hardware – 0.0%
Motorola Solutions, Inc.,
2.30%, 11/15/30	44	38
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	59	58
Verizon Communications, Inc.,
2.55%, 3/21/31	82	72
		130
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	88
Transportation & Logistics – 0.1%
Ryder System, Inc.,
5.38%, 3/15/29	45	46
Union Pacific Corp.,
2.38%, 5/20/31	54	47
		93
Total Corporate Bonds
(Cost $21,327)		21,075

FOREIGN ISSUER BONDS – 7.9%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	72
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (5)	360	383
Banking – 3.1%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	203
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  137 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Banking – 3.1%continued
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	$322	$320
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	200	198
Banque Federative du Credit Mutuel S.A.,
5.54%, 1/22/30 (1)	500	515
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	203
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (5)	200	198
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	330	329
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	200	205
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (5)	280	277
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (5)	250	242
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (5)	200	208
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	97	92
		2,990
Basic Industry – 1.2%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	650	655
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Basic Industry – 1.2%continued
Rio Tinto Finance U.S.A. PLC,
5.75%, 3/14/55	$540	$541
		1,196
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	1	1
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	167
		168
Energy – 0.7%
Harbour Energy PLC,
4/1/35(1) (7)	700	697
Finance Companies – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
5.38%, 12/15/31	600	605
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (5)	200	208
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (5)	390	392
		600
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	190	179
4.63%, 9/10/29	150	148
3.40%, 10/29/33	53	45
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	101
		473
Technology – 0.4%
RELX Capital, Inc.,
5.25%, 3/27/35	330	333
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	80	81
Total Foreign Issuer Bonds
(Cost $7,560)		7,598

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 138 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 29.6% (8)
Fannie Mae – 15.0%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(3)	$677	$651
Pool #889641,
5.50%, 8/1/37	86	87
Pool #995802,
5.50%, 12/1/35	86	88
Pool #AB5209,
3.00%, 5/1/32	165	158
Pool #AD0248,
5.50%, 11/1/37	157	160
Pool #AD0494,
5.50%, 8/1/37	87	89
Pool #AD0925,
5.00%, 4/1/40	88	89
Pool #AL5119,
4.00%, 4/1/34	89	87
Pool #AL6041,
4.00%, 8/1/33	417	411
Pool #AL7497,
3.50%, 9/1/40	181	169
Pool #AL8352,
3.00%, 10/1/44	210	188
Pool #AQ5150,
2.50%, 11/1/42	572	497
Pool #AS3655,
4.50%, 10/1/44	115	113
Pool #AS6520,
3.50%, 1/1/46	205	189
Pool #AS6730,
3.50%, 2/1/46	262	241
Pool #AS7088,
2.50%, 5/1/31	66	63
Pool #AS8576,
4.50%, 12/1/46	146	142
Pool #BH6175,
3.50%, 7/1/47	66	61
Pool #BJ0686,
4.00%, 4/1/48	114	107
Pool #BM1761,
4.00%, 8/1/44	107	103
Pool #BM4056,
4.00%, 3/1/45	132	127
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Fannie Mae – 15.0%continued
Pool #BM5984,
5.00%, 5/1/49	$57	$57
Pool #BM5996,
5.00%, 12/1/48	41	41
Pool #BW9921,
5.00%, 10/1/52	272	268
Pool #BX4910,
5.00%, 1/1/53	216	214
Pool #BX7244,
5.50%, 2/1/53	246	246
Pool #BX7768,
5.00%, 3/1/53	262	258
Pool #BY5368,
6.00%, 7/1/53	82	84
Pool #CA6359,
2.50%, 7/1/50	259	220
Pool #CB1666,
2.50%, 9/1/51	156	131
Pool #CB2286,
2.50%, 12/1/51	236	198
Pool #CB3515,
3.50%, 5/1/52	208	188
Pool #CB4842,
5.50%, 10/1/52	240	241
Pool #CB4844,
5.50%, 10/1/52	125	125
Pool #CB5113,
5.50%, 11/1/52	75	75
Pool #CB7114,
5.50%, 9/1/53	135	135
Pool #CB8223,
6.00%, 3/1/54	189	193
Pool #DA0017,
6.00%, 9/1/53	226	232
Pool #FM1303,
3.00%, 1/1/48	392	349
Pool #FM1472,
3.50%, 3/1/34	26	25
Pool #FM1534,
4.50%, 9/1/49	193	188
Pool #FM2671,
4.00%, 1/1/48	90	86
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  139 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Fannie Mae – 15.0%continued
Pool #FM2921,
2.50%, 4/1/50	$528	$445
Pool #FM3173,
3.50%, 7/1/47	319	298
Pool #FM3201,
3.50%, 4/1/34	79	78
Pool #FM3727,
3.00%, 7/1/50	251	220
Pool #FM4491,
3.50%, 12/1/36	215	207
Pool #FM5237,
5.00%, 7/1/47	130	131
Pool #FM6125,
2.50%, 1/1/51	295	250
Pool #FM8215,
2.50%, 3/1/51	258	218
Pool #FP0012,
3.00%, 8/1/51	234	207
Pool #FS2701,
2.50%, 2/1/35	171	164
Pool #FS3063,
4.50%, 10/1/52	357	344
Pool #FS3120,
5.00%, 9/1/52	376	370
Pool #FS3384,
4.50%, 10/1/50	301	292
Pool #FS3391,
2.50%, 8/1/51	301	255
Pool #FS3662,
5.00%, 1/1/53	262	258
Pool #FS4040,
5.00%, 2/1/53	249	246
Pool #FS4045,
5.50%, 2/1/53	242	242
Pool #FS4267,
4.50%, 3/1/38	286	284
Pool #FS4300,
5.50%, 4/1/53	170	172
Pool #FS4610,
6.50%, 6/1/40	114	119
Pool #FS4653,
5.50%, 5/1/53	166	166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Fannie Mae – 15.0%continued
Pool #FS4663,
5.00%, 5/1/53	$268	$264
Pool #FS5441,
6.00%, 8/1/53	261	268
Pool #FS5952,
6.50%, 10/1/53	191	200
Pool #FS6869,
7.00%, 1/1/40	63	66
Pool #MA2232,
3.50%, 4/1/35	154	148
Pool #MA2864,
3.50%, 1/1/47	255	235
Pool #MA3088,
4.00%, 8/1/47	179	169
Pool #MA3183,
4.00%, 11/1/47	351	331
Pool #MA3184,
4.50%, 11/1/47	65	63
Pool #MA3448,
5.00%, 8/1/48	95	95
Pool #MA4186,
3.00%, 10/1/35	98	93
Pool #MA5098,
5.50%, 7/1/43	178	180
		14,452
Freddie Mac – 11.5%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	155	158
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	282	214
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	153	155
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(4)	4	4
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 140 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Freddie Mac – 11.5%continued
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(4)	$8	$8
Pool #QD2946,
2.50%, 12/1/51	250	209
Pool #QF3725,
5.00%, 11/1/52	259	254
Pool #QF8053,
5.50%, 2/1/53	347	348
Pool #QF8924,
5.50%, 3/1/53	268	270
Pool #QG4632,
5.50%, 6/1/53	258	258
Pool #RA3913,
2.50%, 11/1/50	592	502
Pool #RA7677,
5.00%, 7/1/52	243	240
Pool #RA8880,
5.50%, 4/1/53	253	255
Pool #RA9840,
5.50%, 9/1/53	254	257
Pool #RD5026,
3.00%, 4/1/30	37	37
Pool #SB0084,
3.00%, 2/1/32	190	186
Pool #SB0216,
3.00%, 12/1/32	62	61
Pool #SB0328,
3.00%, 6/1/34	195	189
Pool #SB0826,
2.50%, 1/1/35	197	187
Pool #SB8502,
2.00%, 8/1/35	446	406
Pool #SD0882,
2.50%, 2/1/52	101	85
Pool #SD1518,
4.50%, 8/1/52	256	246
Pool #SD1659,
2.50%, 2/1/52	301	254
Pool #SD1703,
5.00%, 9/1/52	378	371
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Freddie Mac – 11.5%continued
Pool #SD2334,
5.00%, 2/1/53	$266	$262
Pool #SD2347,
5.50%, 2/1/53	250	252
Pool #SD2477,
5.50%, 3/1/53	273	276
Pool #SD2642,
5.50%, 4/1/53	258	260
Pool #SD2665,
6.00%, 4/1/53	82	84
Pool #SD2757,
5.00%, 5/1/53	258	254
Pool #SD2876,
3.00%, 7/1/46	251	226
Pool #SD2902,
5.50%, 5/1/53	161	161
Pool #SD2920,
5.50%, 5/1/53	261	263
Pool #SD2922,
5.00%, 5/1/53	268	264
Pool #SD2999,
5.50%, 6/1/53	264	266
Pool #SD3133,
5.00%, 6/1/53	200	198
Pool #SD3136,
5.50%, 6/1/53	264	266
Pool #SD3174,
5.50%, 6/1/53	261	263
Pool #SD3189,
6.00%, 6/1/53	188	193
Pool #SD3251,
6.00%, 7/1/53	241	246
Pool #SD3515,
6.00%, 7/1/53	159	163
Pool #SD3760,
6.00%, 8/1/53	207	213
Pool #SD4013,
4.00%, 5/1/53	181	169
Pool #SD4027,
6.50%, 10/1/53	232	245
Pool #SD4285,
5.50%, 11/1/53	213	214
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  141 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Freddie Mac – 11.5%continued
Pool #SD5136,
6.00%, 4/1/54	$189	$194
Pool #ZK7457,
3.50%, 2/1/29	53	52
Pool #ZM5332,
3.00%, 1/1/48	201	177
Pool #ZS4687,
2.50%, 11/1/46	138	117
Pool #ZT1333,
2.50%, 10/1/31	395	379
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	272	259
		11,070
Freddie Mac Gold – 0.7%
Pool #G07505,
7.00%, 2/1/39	117	128
Pool #G16396,
3.50%, 2/1/33	52	51
Pool #G30926,
3.50%, 4/1/36	47	46
Pool #G60948,
3.00%, 1/1/47	166	145
Pool #Q15842,
3.00%, 2/1/43	285	257
Pool #Q42460,
4.00%, 6/1/46	56	53
Pool #Q63667,
4.50%, 5/1/49	58	56
		736
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	166	153
Government National Mortgage Association I – 0.5%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	242	227
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.6% (8)continued
Government National Mortgage Association I – 0.5%continued
Pool #786470,
5.00%, 11/15/40	$234	$237
		467
Government National Mortgage Association II – 1.8%
Pool #784801,
3.50%, 6/20/47	242	223
Pool #786922,
5.50%, 9/1/53	235	237
Pool #MA0089,
4.00%, 5/20/42	360	346
Pool #MA0782,
3.00%, 2/20/43	127	115
Pool #MA1287,
4.50%, 9/20/43	62	61
Pool #MA1996,
4.00%, 6/20/44	64	61
Pool #MA2755,
4.00%, 4/20/45	48	46
Pool #MA3666,
5.00%, 5/20/46	120	121
Pool #MA8346,
4.00%, 10/20/52	256	241
Pool #MA8724,
4.50%, 3/20/53	263	253
		1,704
Total U.S. Government Agencies
(Cost $29,742)		28,582

U.S. GOVERNMENT OBLIGATIONS – 15.5%
U.S. Treasury Bonds – 9.5%
4.25%, 11/15/40	920	897
4.63%, 5/15/44	5,329	5,347
4.50%, 11/15/54	2,984	2,940
		9,184
U.S. Treasury Notes – 3.6%
3.50%, 9/30/26(10)	35	35
3.88%, 10/15/27(10)	480	480
4.38%, 12/31/29	1,477	1,504
4.25%, 1/31/30	500	506
3.88%, 8/15/34	965	940
		3,465
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 142 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 15.5%continued
U.S. Treasury Strips – 2.4%
1.54%, 2/15/51(11)	$7,762	$2,315
Total U.S. Government Obligations
(Cost $17,321)		14,964

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(12) (13)	768,559	$769
Total Investment Companies
(Cost $769)		769

Total Investments – 100.2%
(Cost $100,284)		96,582
Liabilities less Other Assets – (0.2%)		(197)
NET ASSETS – 100.0%		$96,385

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$15,279,000 or 15.9% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Zero coupon bond.
(10)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(11)	Discount rate at the time of purchase.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	(52)	$(10,773)	Short	6/25	$(34)
5-Year U.S. Treasury Note	160	17,305	Long	6/25	136
Ultra 10-Year U.S. Treasury Note	(34)	(3,880)	Short	6/25	(48)
Ultra Long U.S. Treasury Bond	7	856	Long	6/25	7
Total					$61

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  143 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued	March 31, 2025
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$19,360	$—	$19,360
Commercial Mortgage-Backed Securities	—	4,234	—	4,234
Corporate Bonds(1)	—	21,075	—	21,075
Foreign Issuer Bonds(1)	—	7,598	—	7,598
U.S. Government Agencies(1)	—	28,582	—	28,582
U.S. Government Obligations(1)	—	14,964	—	14,964
Investment Companies	769	—	—	769
Total Investments	$769	$95,813	$—	$96,582
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$143	$—	$—	$143
Liabilities
Futures Contracts	(82)	—	—	(82)
Total Other Financial Instruments	$61	$—	$—	$61

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 144 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

FIXED INCOME FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.6%
Auto Loan – 3.1%
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	$500	$499
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	919	923
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	484
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	518
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	309	310
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	601	601
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	415
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	555
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	611	610
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	358	358
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3
5.63%, 11/15/28	420	423
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,811
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,603
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	1,060	1,065
		10,175
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.6%continued
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	$940	$939
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	305
		1,244
Other – 3.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	1,000	1,032
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	400	402
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	993
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	665	667
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	490	495
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,098	1,105
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	2,068	1,842
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	486	438
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	1,186	1,118
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	131
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,900	1,888
MMAF Equipment Finance LLC, Series 2022-B, Class A4
5.67%, 10/9/48(1)	530	531
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  145 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.6%continued
Other – 3.7%continued
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	$500	$506
Verizon Master Trust, Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,040
		12,188
Whole Loan – 6.4%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.74% on 6/25/25), 4.75%, 9/26/67(1) (2)	933	925
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.72% on 4/25/28), 6.20%, 1/25/69(1) (2)	2,075	2,092
Colt, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,360	1,359
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,146	972
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	830	807
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,118	913
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.64% on 10/25/27), 6.84%, 4/25/63(1) (2)	1,189	1,202
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.64% on 10/25/27), 7.30%, 4/25/63(1) (2)	302	306
OBX Trust, Series 2024-NQM16, Class A3
(Step to 6.89% on 11/25/28), 5.89%, 10/25/64(1) (2)	1,897	1,902
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	700	702
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.6%continued
Whole Loan – 6.4%continued
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	$939	$945
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,750	1,765
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,765	2,719
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,680
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	597	576
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,898	1,790
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	350	332
		20,987
Total Asset-Backed Securities
(Cost $44,638)		44,594

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%
Non Agency – 4.8%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	777
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	590	618
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	898
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,136
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,324
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 3/15/41(1) (4)	1,208	1,206
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 146 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%continued
Non Agency – 4.8%continued
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	$610	$582
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,900	3,072
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	343
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	449	438
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	361
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,031
		15,949
Total Commercial Mortgage-Backed Securities
(Cost $15,811)		15,949

CORPORATE BONDS – 29.3%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	825	716
Aerospace & Defense – 0.6%
Boeing (The) Co.,
6.30%, 5/1/29	90	94
5.81%, 5/1/50	210	200
6.86%, 5/1/54	435	473
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	418
Lockheed Martin Corp.,
4.70%, 12/15/31	790	788
		1,973
Asset Management – 2.0%
Ares Capital Corp.,
5.95%, 7/15/29	610	620
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Asset Management – 2.0%continued
Blackstone Private Credit Fund,
2.63%, 12/15/26	$720	$690
5.95%, 7/16/29	595	601
5.25%, 4/1/30 (1)	1,125	1,098
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	2,000	2,118
6.60%, 9/15/29 (1)	620	630
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	794
		6,551
Automotive – 1.1%
American Honda Finance Corp.,
4.40%, 9/5/29	1,825	1,800
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	308
6.80%, 11/7/28	305	314
Toyota Motor Credit Corp.,
4.60%, 10/10/31	1,230	1,218
		3,640
Banking – 6.5%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	1,092	1,132
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	3,210	2,825
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	954	823
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (5)	1,140	1,137
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	1,010	982
(Variable, U.S. SOFR + 2.06%), 5.83%, 2/13/35 (5)	690	687
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	690	694
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	400	418
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  147 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Banking – 6.5%continued
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	$1,020	$1,027
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (5) (6)	1,135	1,161
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	2,000	2,063
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	590	502
KeyBank N.A.,
5.00%, 1/26/33	660	643
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	660	711
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	257	245
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.36%), 5.87%, 6/8/34 (5)	2,010	2,068
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	1,360	1,409
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	810	773
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	1,000	1,017
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (5)	900	916
		21,233
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	370	307
Biotechnology & Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.20%, 11/21/29	1,000	944
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Biotechnology & Pharmaceuticals – 0.6%continued
Pfizer, Inc.,
1.70%, 5/28/30	$1,000	$873
		1,817
Brokerage Asset Manager Exchanges – 0.4%
Citadel L.P.,
6.38%, 1/23/32(1)	1,440	1,478
Cable & Satellite – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	825	801
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	85	84
Comcast Corp.,
1.50%, 2/15/31	500	418
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	448
		1,751
Capital Goods – 0.8%
CRH America Finance, Inc.,
5.50%, 1/9/35	1,320	1,337
Republic Services, Inc.,
5.15%, 3/15/35	1,190	1,197
		2,534
Construction Materials – 0.7%
Owens Corning,
5.70%, 6/15/34	250	257
Vulcan Materials Co.,
5.35%, 12/1/34	1,975	1,993
		2,250
Consumer Cyclical – 0.8%
Carnival Corp.,
6.13%, 2/15/33 (1)	530	522
Expedia Group, Inc.,
5.40%, 2/15/35	2,225	2,216
		2,738
Consumer Non-Cyclical – 0.4%
Mars, Inc.,
5.70%, 5/1/55(1)	1,300	1,299
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 148 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Electric Utilities – 0.8%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	$395	$330
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
Entergy Texas, Inc.,
1.75%, 3/15/31	387	328
PacifiCorp,
5.45%, 2/15/34	900	907
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	214
San Diego Gas & Electric Co.,
1.70%, 10/1/30	495	421
Southern (The) Co.,
3.70%, 4/30/30	170	162
Xcel Energy, Inc.,
2.60%, 12/1/29	125	114
		2,483
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	660	572
Energy – 0.5%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	260	264
Marathon Petroleum Corp.,
5.70%, 3/1/35	1,380	1,374
		1,638
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	900
TEGNA, Inc.,
5.00%, 9/15/29	775	719
		1,619
Finance Companies – 0.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(5) (6)	800	781
Gas & Water Utilities – 0.2%
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	600	506
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Health Care Facilities & Services – 2.6%
Cardinal Health, Inc.,
5.35%, 11/15/34	$1,850	$1,857
Cencora, Inc.,
5.15%, 2/15/35	1,010	1,010
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	825	681
CVS Health Corp.,
5.25%, 1/30/31	200	202
5.55%, 6/1/31	1,000	1,021
5.30%, 6/1/33	245	242
DaVita, Inc.,
3.75%, 2/15/31 (1)	825	718
Elevance Health, Inc.,
5.38%, 6/15/34	250	253
5.70%, 2/15/55	950	926
UnitedHealth Group, Inc.,
4.00%, 5/15/29	770	757
5.35%, 2/15/33	710	728
		8,395
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Institutional Financial Services – 1.8%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.21%), 5.05%, 7/23/30 (5)	1,000	1,008
(Variable, U.S. SOFR + 1.55%), 5.33%, 7/23/35 (5)	900	895
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	1,392	1,430
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	175	178
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	1,170	1,197
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	660	697
(Variable, U.S. SOFR + 1.58%), 5.83%, 4/19/35 (5)	460	477
		5,882
Insurance – 1.5%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	1,000	991
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  149 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Insurance – 1.5%continued
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	$2,095	$2,070
Corebridge Financial, Inc.,
5.75%, 1/15/34	350	359
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	900	917
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	430	458
		4,795
Leisure Facilities & Services – 0.2%
Carnival Corp.,
6.00%, 5/1/29(1)	825	819
Machinery – 0.4%
John Deere Capital Corp.,
4.40%, 9/8/31	1,475	1,460
Oil & Gas Supply Chain – 1.3%
Energy Transfer L.P.,
3.75%, 5/15/30	1,000	946
ONEOK, Inc.,
6.05%, 9/1/33	180	187
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,240
Phillips 66,
2.15%, 12/15/30	340	295
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,477
		4,145
Real Estate Investment Trusts – 0.7%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	110	99
NNN REIT, Inc.,
5.50%, 6/15/34	510	513
Simon Property Group L.P.,
2.45%, 9/13/29	205	187
Store Capital LLC,
5.40%, 4/30/30 (1)	1,580	1,582
		2,381
Semiconductors – 0.3%
Intel Corp.,
5.13%, 2/10/30	980	987
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Software – 0.4%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	$825	$802
Fortinet, Inc.,
2.20%, 3/15/31	275	239
VMware LLC,
1.80%, 8/15/28	135	123
4.70%, 5/15/30	205	203
		1,367
Specialty Finance – 1.3%
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	220	225
Enova International, Inc.,
9.13%, 8/1/29 (1)	825	850
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,181
GATX Corp.,
4.00%, 6/30/30	5	5
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	672
OneMain Finance Corp.,
5.38%, 11/15/29	825	785
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	450	456
		4,174
Technology – 0.9%
Foundry JV Holdco LLC,
6.30%, 1/25/39 (1)	1,650	1,709
Synopsys, Inc.,
5.15%, 4/1/35	1,370	1,377
		3,086
Telecommunications – 0.1%
AT&T, Inc.,
4.30%, 2/15/30	92	90
Verizon Communications, Inc.,
2.55%, 3/21/31	305	269
		359
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 150 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.3% continued
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	$350	$301
Transportation & Logistics – 0.6%
AS Mileage Plan IP Ltd.,
5.31%, 10/20/31 (1)	333	326
Ryder System, Inc.,
5.38%, 3/15/29	180	184
Union Pacific Corp.,
2.38%, 5/20/31	205	181
XPO, Inc.,
7.13%, 2/1/32 (1)	1,340	1,373
		2,064
Total Corporate Bonds
(Cost $97,428)		96,108

FOREIGN ISSUER BONDS – 7.5%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	384
Asset Management – 0.5%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 6.30%, 9/22/34(1) (5)	1,640	1,743
Banking – 2.6%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	203
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	620	616
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	600	594
Banque Federative du Credit Mutuel S.A.,
5.54%, 1/22/30 (1)	1,775	1,828
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Banking – 2.6%continued
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	$200	$203
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	430	393
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (5)	670	663
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.90%), 5.87%, 11/18/35 (5)	1,400	1,395
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	620	637
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (5)	1,360	1,344
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	250	211
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (5) (6)	200	210
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	75	72
		8,369
Basic Industry – 1.3%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	2,250	2,269
Rio Tinto Finance U.S.A. PLC,
5.75%, 3/14/55	1,840	1,843
		4,112
Energy – 0.7%
Harbour Energy PLC,
4/1/35(1) (7)	2,300	2,290
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  151 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Finance Companies – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
5.38%, 12/15/31	$2,150	$2,166
Food – 0.1%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	333	333
Insurance – 0.6%
Nippon Life Insurance Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.25%, 9/13/53 (1) (5)	600	624
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 4/16/54 (1) (5)	1,470	1,478
		2,102
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(8)	—	—
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	405	381
4.63%, 9/10/29	860	851
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	390
		1,622
Technology – 0.3%
RELX Capital, Inc.,
5.25%, 3/27/35	1,120	1,129
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	345	350
Total Foreign Issuer Bonds
(Cost $24,322)		24,600

U.S. GOVERNMENT AGENCIES – 33.7% (9)
Fannie Mae – 16.3%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.39%, 2/25/43(3)	2,493	2,399
Pool #545003,
8.00%, 5/1/31(8)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Fannie Mae – 16.3%continued
Pool #545437,
7.00%, 2/1/32	$12	$13
Pool #545556,
7.00%, 4/1/32	7	7
Pool #555189,
7.00%, 12/1/32	60	62
Pool #581806,
7.00%, 7/1/31	11	11
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #889641,
5.50%, 8/1/37	367	375
Pool #995802,
5.50%, 12/1/35	370	377
Pool #AB5209,
3.00%, 5/1/32	1,427	1,370
Pool #AB9546,
3.50%, 6/1/28	25	24
Pool #AD0248,
5.50%, 11/1/37	672	685
Pool #AD0494,
5.50%, 8/1/37	374	381
Pool #AD0925,
5.00%, 4/1/40	44	45
Pool #AK9457,
3.50%, 3/1/32	68	66
Pool #AL3063,
3.50%, 1/1/28	66	65
Pool #AL5119,
4.00%, 4/1/34	583	573
Pool #AL7497,
3.50%, 9/1/40	881	821
Pool #AL8876,
3.00%, 10/1/44	266	239
Pool #AO2961,
4.00%, 5/1/42	140	135
Pool #AQ9360,
2.50%, 1/1/28	24	24
Pool #AS1991,
3.50%, 3/1/29	143	141
Pool #AS3655,
4.50%, 10/1/44	434	424
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 152 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Fannie Mae – 16.3%continued
Pool #AS6520,
3.50%, 1/1/46	$895	$824
Pool #AS7088,
2.50%, 5/1/31	770	737
Pool #AS8576,
4.50%, 12/1/46	700	683
Pool #BH6175,
3.50%, 7/1/47	360	329
Pool #BJ0686,
4.00%, 4/1/48	456	429
Pool #BJ3524,
4.00%, 11/1/47	940	886
Pool #BM1761,
4.00%, 8/1/44	153	146
Pool #BM1762,
3.00%, 11/1/45	1,815	1,632
Pool #BM4056,
4.00%, 3/1/45	449	432
Pool #BM5984,
5.00%, 5/1/49	103	103
Pool #BM5996,
5.00%, 12/1/48	73	74
Pool #BV4119,
2.50%, 3/1/52	941	787
Pool #BW9887,
5.00%, 10/1/52	978	962
Pool #BW9921,
5.00%, 10/1/52	1,045	1,031
Pool #BX4910,
5.00%, 1/1/53	1,010	998
Pool #BX7244,
5.50%, 2/1/53	984	984
Pool #BX7768,
5.00%, 3/1/53	1,222	1,204
Pool #BY5368,
6.00%, 7/1/53	326	332
Pool #CA6359,
2.50%, 7/1/50	1,012	859
Pool #CA6417,
3.00%, 7/1/50	738	648
Pool #CB1666,
2.50%, 9/1/51	621	523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Fannie Mae – 16.3%continued
Pool #CB2286,
2.50%, 12/1/51	$1,099	$926
Pool #CB3515,
3.50%, 5/1/52	831	753
Pool #CB4844,
5.50%, 10/1/52	457	459
Pool #CB5113,
5.50%, 11/1/52	297	298
Pool #CB7114,
5.50%, 9/1/53	593	594
Pool #DA0017,
6.00%, 9/1/53	966	989
Pool #FM1303,
3.00%, 1/1/48	877	780
Pool #FM1438,
3.00%, 8/1/38	330	312
Pool #FM1472,
3.50%, 3/1/34	20	20
Pool #FM1534,
4.50%, 9/1/49	815	793
Pool #FM1572,
3.00%, 9/1/48	556	492
Pool #FM2671,
4.00%, 1/1/48	291	275
Pool #FM2921,
2.50%, 4/1/50	1,311	1,105
Pool #FM3201,
3.50%, 4/1/34	431	424
Pool #FM4491,
3.50%, 12/1/36	862	829
Pool #FM6125,
2.50%, 1/1/51	1,175	995
Pool #FM8215,
2.50%, 3/1/51	984	832
Pool #FP0012,
3.00%, 8/1/51	857	758
Pool #FS2701,
2.50%, 2/1/35	742	711
Pool #FS3063,
4.50%, 10/1/52	1,032	993
Pool #FS3120,
5.00%, 9/1/52	1,406	1,383
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  153 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Fannie Mae – 16.3%continued
Pool #FS3391,
2.50%, 8/1/51	$1,155	$976
Pool #FS3662,
5.00%, 1/1/53	1,048	1,033
Pool #FS4040,
5.00%, 2/1/53	1,080	1,065
Pool #FS4045,
5.50%, 2/1/53	1,050	1,051
Pool #FS4267,
4.50%, 3/1/38	929	924
Pool #FS4610,
6.50%, 6/1/40	443	466
Pool #FS4653,
5.50%, 5/1/53	746	746
Pool #FS4663,
5.00%, 5/1/53	1,162	1,142
Pool #FS5441,
6.00%, 8/1/53	958	984
Pool #FS5952,
6.50%, 10/1/53	752	788
Pool #FS5965,
6.00%, 10/1/53	140	143
Pool #FS6176,
5.00%, 12/1/47	775	781
Pool #FS6869,
7.00%, 1/1/40	235	246
Pool #MA0878,
4.00%, 10/1/31	257	255
Pool #MA2522,
3.50%, 2/1/46	1,137	1,048
Pool #MA2864,
3.50%, 1/1/47	716	658
Pool #MA3004,
4.00%, 5/1/37	283	277
Pool #MA3088,
4.00%, 8/1/47	553	522
Pool #MA3183,
4.00%, 11/1/47	259	245
Pool #MA3184,
4.50%, 11/1/47	22	22
Pool #MA3211,
4.00%, 12/1/47	1,200	1,134
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Fannie Mae – 16.3%continued
Pool #MA3448,
5.00%, 8/1/48	$411	$411
Pool #MA4186,
3.00%, 10/1/35	361	343
Pool #MA5098,
5.50%, 7/1/43	683	690
		53,511
Freddie Mac – 14.3%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	530	538
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(10)	925	702
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	595	602
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 7.55%, 9/1/37(4)	42	43
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(4)	87	89
Pool #QD2946,
2.50%, 12/1/51	998	837
Pool #QD9323,
2.50%, 4/1/52	1,250	1,047
Pool #QF3725,
5.00%, 11/1/52	1,122	1,102
Pool #QF8053,
5.50%, 2/1/53	1,427	1,433
Pool #QF8924,
5.50%, 3/1/53	1,160	1,169
Pool #QG4632,
5.50%, 6/1/53	1,116	1,117
Pool #RA3913,
2.50%, 11/1/50	1,262	1,070
Pool #RA7677,
5.00%, 7/1/52	1,052	1,041
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 154 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Freddie Mac – 14.3%continued
Pool #RA8880,
5.50%, 4/1/53	$1,010	$1,018
Pool #RA9840,
5.50%, 9/1/53	1,013	1,024
Pool #RD5026,
3.00%, 4/1/30	247	241
Pool #SB0084,
3.00%, 2/1/32	752	735
Pool #SB0216,
3.00%, 12/1/32	353	343
Pool #SB0328,
3.00%, 6/1/34	792	766
Pool #SB0826,
2.50%, 1/1/35	854	812
Pool #SB8502,
2.00%, 8/1/35	1,787	1,627
Pool #SD0033,
3.00%, 12/1/47	608	541
Pool #SD0882,
2.50%, 2/1/52	396	334
Pool #SD1360,
5.50%, 7/1/52	997	999
Pool #SD1518,
4.50%, 8/1/52	1,107	1,067
Pool #SD1659,
2.50%, 2/1/52	1,248	1,050
Pool #SD1703,
5.00%, 9/1/52	1,422	1,397
Pool #SD2334,
5.00%, 2/1/53	1,154	1,134
Pool #SD2347,
5.50%, 2/1/53	998	1,010
Pool #SD2477,
5.50%, 3/1/53	1,182	1,194
Pool #SD2642,
5.50%, 4/1/53	1,119	1,126
Pool #SD2665,
6.00%, 4/1/53	139	142
Pool #SD2757,
5.00%, 5/1/53	1,117	1,101
Pool #SD2876,
3.00%, 7/1/46	1,087	978
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Freddie Mac – 14.3%continued
Pool #SD2902,
5.50%, 5/1/53	$725	$724
Pool #SD2920,
5.50%, 5/1/53	1,131	1,140
Pool #SD2922,
5.00%, 5/1/53	1,163	1,143
Pool #SD2999,
5.50%, 6/1/53	1,143	1,151
Pool #SD3133,
5.00%, 6/1/53	702	694
Pool #SD3136,
5.50%, 6/1/53	967	975
Pool #SD3174,
5.50%, 6/1/53	958	965
Pool #SD3189,
6.00%, 6/1/53	736	754
Pool #SD3251,
6.00%, 7/1/53	979	1,003
Pool #SD3515,
6.00%, 7/1/53	616	632
Pool #SD3760,
6.00%, 8/1/53	859	882
Pool #SD4027,
6.50%, 10/1/53	933	984
Pool #SD4285,
5.50%, 11/1/53	788	795
Pool #SD5136,
6.00%, 4/1/54	757	775
Pool #ZK7457,
3.50%, 2/1/29	621	613
Pool #ZM4714,
3.50%, 11/1/47	1,329	1,214
Pool #ZM5332,
3.00%, 1/1/48	483	426
Pool #ZS4687,
2.50%, 11/1/46	479	408
Pool #ZT1333,
2.50%, 10/1/31	1,429	1,372
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	873	829
		46,908
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  155 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Freddie Mac Gold – 0.7%
Pool #A87842,
4.50%, 8/1/39	$148	$146
Pool #C00910,
7.50%, 1/1/30	36	37
Pool #G07068,
5.00%, 7/1/41	222	224
Pool #G07505,
7.00%, 2/1/39	475	517
Pool #G15612,
3.50%, 12/1/29	17	17
Pool #G16396,
3.50%, 2/1/33	608	597
Pool #G18643,
2.50%, 5/1/32	53	51
Pool #G30926,
3.50%, 4/1/36	201	194
Pool #G60948,
3.00%, 1/1/47	292	256
Pool #G61723,
3.50%, 1/1/43	74	69
Pool #Q42460,
4.00%, 6/1/46	225	213
Pool #Q63667,
4.50%, 5/1/49	192	187
		2,508
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	703	646
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	969	908
Pool #786470,
5.00%, 11/15/40	1,014	1,028
		1,936
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	952	960
Pool #MA0089,
4.00%, 5/20/42	1,075	1,032
Pool #MA1996,
4.00%, 6/20/44	200	192
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.7% (9)continued
Government National Mortgage Association II – 1.6%continued
Pool #MA3666,
5.00%, 5/20/46	$455	$460
Pool #MA4008,
5.50%, 10/20/46	67	68
Pool #MA6870,
5.00%, 9/20/50	367	367
Pool #MA8346,
4.00%, 10/20/52	1,109	1,042
Pool #MA8724,
4.50%, 3/20/53	1,137	1,096
		5,217
Total U.S. Government Agencies
(Cost $114,516)		110,726

U.S. GOVERNMENT OBLIGATIONS – 10.4%
U.S. Treasury Bonds – 4.7%
4.25%, 11/15/40	77	75
4.63%, 5/15/44(11)	4,893	4,909
4.50%, 11/15/54	10,530	10,375
		15,359
U.S. Treasury Notes – 3.0%
3.50%, 9/30/26	44	44
4.38%, 12/31/29(11)	5,578	5,679
3.88%, 8/15/34	4,400	4,289
		10,012
U.S. Treasury Strips – 2.7%
1.47%, 2/15/51(12)	29,423	8,776
Total U.S. Government Obligations
(Cost $42,534)		34,147

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 156 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(13) (14)	2,380,100	$2,380
Total Investment Companies
(Cost $2,380)		2,380

Total Investments – 100.0%
(Cost $341,629)		328,504
Liabilities less Other Assets – (0.0%)		(147)
NET ASSETS – 100.0%		$328,357

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$72,599,000 or 22.1% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Zero coupon bond.
(11)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	(160)	$(33,148)	Short	6/25	$(104)
5-Year U.S. Treasury Note	330	35,692	Long	6/25	303
Ultra 10-Year U.S. Treasury Note	(150)	(17,119)	Short	6/25	(201)
Ultra Long U.S. Treasury Bond	95	11,614	Long	6/25	96
Total					$94

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  157 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued	March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$44,594	$—	$44,594
Commercial Mortgage-Backed Securities	—	15,949	—	15,949
Corporate Bonds(1)	—	96,108	—	96,108
Foreign Issuer Bonds(1)	—	24,600	—	24,600
U.S. Government Agencies(1)	—	110,726	—	110,726
U.S. Government Obligations(1)	—	34,147	—	34,147
Investment Companies	2,380	—	—	2,380
Total Investments	$2,380	$326,124	$—	$328,504
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$399	$—	$—	$399
Liabilities
Futures Contracts	(305)	—	—	(305)
Total Other Financial Instruments	$94	$—	$—	$94

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 158 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 82.1%
Advertising & Marketing – 0.7%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	$21,577	$18,721
Aerospace & Defense – 1.8%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	4,695	4,771
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,595	3,448
9.38%, 11/30/29 (1)	3,163	3,374
9.75%, 11/15/30 (1)	3,295	3,637
TransDigm, Inc.,
5.50%, 11/15/27	7,240	7,158
4.88%, 5/1/29	8,159	7,750
6.88%, 12/15/30 (1)	3,615	3,694
7.13%, 12/1/31 (1)	1,105	1,137
6.00%, 1/15/33 (1)	3,159	3,109
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	7,760	8,158
		46,236
Asset Management – 1.5%
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	3,905	3,851
Hightower Holding LLC,
9.13%, 1/31/30 (1)	6,530	6,719
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	10,815	10,750
10.00%, 11/15/29 (1)	5,010	4,975
9.00%, 6/15/30	7,005	6,622
Osaic Holdings, Inc.,
10.75%, 8/1/27 (1)	7,160	7,268
		40,185
Automotive – 1.3%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	6,625	6,314
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,050	3,093
Dana, Inc.,
4.25%, 9/1/30	6,855	6,327
Ford Motor Co.,
9.63%, 4/22/30	2,030	2,319
4.75%, 1/15/43	2,095	1,590
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Automotive – 1.3%continued
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	$3,755	$3,362
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	1,985	1,878
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31	2,690	2,426
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,040	7,128
		34,437
Basic Industry – 0.6%
Alumina Pty. Ltd.,
6.13%, 3/15/30 (1)	615	613
6.38%, 9/15/32 (1)	615	605
Avient Corp.,
6.25%, 11/1/31 (1)	4,210	4,170
Celanese U.S. Holdings LLC,
6.50%, 4/15/30	3,060	3,038
6.75%, 4/15/33	4,260	4,135
GrafTech Finance, Inc.,
4.63%, 12/23/29 (1)	4,320	2,965
		15,526
Biotechnology & Pharmaceuticals – 1.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	11,455	10,884
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	7,760	7,869
4.88%, 6/1/28 (1)	4,205	3,396
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	6,345	5,532
		27,681
Cable & Satellite – 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	23,652	22,954
4.25%, 2/1/31 (1)	9,935	8,804
4.75%, 2/1/32 (1)	14,295	12,692
4.50%, 6/1/33 (1)	9,815	8,371
4.25%, 1/15/34 (1)	4,906	4,035
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,025	2,934
6.50%, 2/1/29 (1)	10,985	9,090
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  159 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Cable & Satellite – 4.4%continued
5.75%, 1/15/30 (1)	$7,445	$3,946
4.63%, 12/1/30 (1)	3,735	1,818
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	9,645	9,346
DISH DBS Corp.,
7.75%, 7/1/26	15,827	13,673
5.25%, 12/1/26 (1)	4,320	3,965
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,420	2,548
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	4,613	3,857
Midcontinent Communications,
8.00%, 8/15/32 (1)	7,280	7,361
		115,394
Capital Goods – 1.1%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	3,580	3,561
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	3,035	3,063
6.25%, 3/15/33 (1)	1,835	1,854
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	9,085	9,142
6.75%, 3/1/33 (1)	11,705	11,652
		29,272
Chemicals – 0.7%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	3,260	3,151
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	3,990	3,966
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,010	3,863
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	5,195	4,478
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,265	3,264
		18,722
Commercial Support Services – 2.3%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,285	3,084
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Commercial Support Services – 2.3%continued
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	$5,170	$5,236
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,228	4,286
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,695	5,870
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,090	9,097
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	9,351	9,080
Reworld Holding Corp.,
5.00%, 9/1/30	5,185	4,803
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	2,835	2,808
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,530	3,349
VT Topco, Inc.,
8.50%, 8/15/30 (1)	6,720	7,046
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,060	3,096
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	3,585	3,151
		60,906
Communications – 0.4%
C&W Senior Finance Ltd.,
9.00%, 1/15/33 (1)	5,915	5,820
iHeartCommunications, Inc.,
10.88%, 5/1/30 (1)	2,381	1,177
7.75%, 8/15/30 (1)	3,106	2,299
		9,296
Construction Materials – 0.3%
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,530	3,657
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	4,320	3,756
		7,413
Consumer Cyclical – 1.2%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1)	5,235	4,902
Carnival Corp.,
6.13%, 2/15/33 (1)	4,115	4,055
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 160 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Consumer Cyclical – 1.2%continued
EZCORP, Inc.,
7.38%, 4/1/32 (1)	$2,540	$2,577
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	1,410	1,413
NCL Corp. Ltd.,
6.75%, 2/1/32 (1)	11,110	10,974
OT Midco, Inc.,
10.00%, 2/15/30 (1)	4,000	3,444
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	6,250	5,063
		32,428
Consumer Non-Cyclical – 1.0%
1261229 B.C. Ltd.,
4/15/32 (1) (4)	5,730	5,695
Insulet Corp.,
6.50%, 4/1/33 (1)	1,270	1,291
Prime Healthcare Services, Inc.,
9.38%, 9/1/29 (1)	12,855	12,128
Turning Point Brands, Inc.,
7.63%, 3/15/32 (1)	5,685	5,922
		25,036
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	5,730	5,289
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,070	5,529
		10,818
Containers & Packaging – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	6,255	2,862
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	2,740	2,755
LABL, Inc.,
5.88%, 11/1/28 (1)	3,400	2,676
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/27 (1)	2,897	2,733
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,065	2,992
		14,018
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Electric – 0.1%
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	$620	$610
8.63%, 3/15/33 (1)	1,895	1,843
		2,453
Electric Utilities – 2.2%
Calpine Corp.,
5.13%, 3/15/28 (1)	7,022	6,909
5.00%, 2/1/31 (1)	3,195	3,050
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,230	4,355
NRG Energy, Inc.,
5.75%, 1/15/28	7,565	7,546
5.75%, 7/15/29 (1)	4,320	4,239
3.88%, 2/15/32 (1)	4,342	3,807
6.25%, 11/1/34 (1)	6,340	6,241
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,720	3,461
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,435	3,644
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,510	5,490
4.38%, 5/1/29 (1)	4,455	4,230
6.88%, 4/15/32 (1)	4,250	4,332
		57,304
Electrical Equipment – 0.4%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,800	9,804
Energy – 0.6%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	4,135	4,206
Chord Energy Corp.,
6.75%, 3/15/33 (1)	2,180	2,169
Rockies Express Pipeline LLC,
6.75%, 3/15/33 (1)	1,470	1,495
Sunoco L.P.,
6.25%, 7/1/33 (1)	1,385	1,386
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	6,855	6,905
		16,161
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  161 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Engineering & Construction – 0.2%
Arcosa, Inc.,
6.88%, 8/15/32(1)	$5,211	$5,283
Entertainment Content – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	7,642
TEGNA, Inc.,
5.00%, 9/15/29	14,257	13,233
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	3,605	3,444
8.50%, 7/31/31 (1)	7,390	7,221
		31,540
Finance Companies – 0.4%
Freedom Mortgage Holdings LLC,
8.38%, 4/1/32 (1)	2,670	2,609
Rfna L.P.,
7.88%, 2/15/30 (1)	8,585	8,480
		11,089
Food – 1.4%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,605	8,884
9.63%, 9/15/32 (1)	5,375	5,524
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	5,111	4,629
6.25%, 2/15/32 (1)	10,524	10,586
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	6,675	6,188
		35,811
Forestry, Paper & Wood Products – 0.6%
Magnera Corp.,
4.75%, 11/15/29 (1)	12,117	10,741
7.25%, 11/15/31 (1)	4,420	4,299
		15,040
Health Care Facilities & Services – 4.3%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	7,635	6,957
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	5,065	4,837
6.88%, 4/15/29 (1)	4,125	2,675
6.13%, 4/1/30 (1)	5,695	3,399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Health Care Facilities & Services – 4.3%continued
5.25%, 5/15/30 (1)	$6,664	$5,498
10.88%, 1/15/32 (1)	14,010	13,802
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (2)	10,635	10,588
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (2)	3,545	3,573
DaVita, Inc.,
6.88%, 9/1/32 (1)	4,150	4,173
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	5,910	5,540
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,295	2,892
9.88%, 8/15/30 (1)	8,790	9,274
11.00%, 10/15/30 (1)	1,890	2,055
10.00%, 6/1/32 (1)	2,725	2,600
Star Parent, Inc.,
9.00%, 10/1/30 (1)	11,001	10,843
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	7,626	7,541
Tenet Healthcare Corp.,
4.38%, 1/15/30	18,647	17,480
		113,727
Home & Office Products – 0.6%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	5,715	5,215
Newell Brands, Inc.,
6.63%, 5/15/32	2,860	2,778
6.88%, 4/1/36	9,065	8,808
		16,801
Home Construction – 1.1%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,810	5,697
Interface, Inc.,
5.50%, 12/1/28 (1)	3,195	3,111
KB Home,
7.25%, 7/15/30	4,030	4,136
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	5,905	5,213
M/I Homes, Inc.,
3.95%, 2/15/30	8,135	7,425
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 162 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Home Construction – 1.1%continued
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	$3,105	$3,077
		28,659
Household Products – 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
6.63%, 7/15/30 (1)	5,665	5,800
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	340	325
6.13%, 9/30/32	3,010	2,961
		9,086
Industrial Intermediate Products – 0.7%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (5) (6)	2,819	21
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,150	6,379
9.50%, 1/1/31 (1)	2,915	3,112
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,299	9,552
		19,064
Industrial Support Services – 0.8%
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	2,965	3,056
8.00%, 3/15/33 (1)	4,080	4,108
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,365	3,106
United Rentals North America, Inc.,
3.75%, 1/15/32	7,745	6,841
6.13%, 3/15/34 (1)	2,730	2,732
		19,843
Institutional Financial Services – 0.8%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	3,742	3,674
10.00%, 8/15/30 (1)	3,260	3,500
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	4,145	4,009
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,025	5,097
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Institutional Financial Services – 0.8%continued
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	$1,220	$1,152
6.13%, 11/1/32 (1)	2,450	2,411
		19,843
Insurance – 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	2,710	2,785
4.25%, 2/15/29 (1)	4,410	4,126
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	7,900	7,755
7.38%, 10/1/32 (1)	2,765	2,777
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	8,310	8,190
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	9,505	9,685
		35,318
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1)	6,280	5,768
IT Services – 0.2%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,745	3,774
Virtusa Corp.,
7.13%, 12/15/28 (1)	2,650	2,492
		6,266
Leisure Facilities & Services – 4.5%
Affinity Interactive,
6.88%, 12/15/27 (1)	3,835	2,906
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,155	4,853
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	3,915	3,969
6.50%, 2/15/32 (1)	8,082	8,056
Carnival Corp.,
5.75%, 3/1/27 (1)	8,315	8,320
6.00%, 5/1/29 (1)	5,350	5,313
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,280	5,286
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  163 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Leisure Facilities & Services – 4.5%continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	$3,244	$2,988
6.75%, 1/15/30 (1)	5,060	4,375
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	8,261	8,164
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,555	3,664
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	3,980	3,819
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	7,023	7,020
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	7,280	7,237
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	996	994
5.88%, 2/15/27 (1)	4,805	4,798
6.25%, 3/1/30 (1)	4,975	4,884
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	2,945	2,615
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,190	1,451
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	8,991	8,897
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,565	2,419
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,075	10,025
7.00%, 2/15/29 (1)	7,680	7,706
		119,759
Leisure Products – 0.4%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,530	3,654
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	6,390	5,755
		9,409
Machinery – 1.0%
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,540	4,285
5.88%, 6/30/29 (1)	3,070	2,900
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Machinery – 1.0%continued
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	$2,895	$2,976
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	7,155	7,181
Terex Corp.,
6.25%, 10/15/32 (1)	4,278	4,149
Titan International, Inc.,
7.00%, 4/30/28	5,145	5,090
		26,581
Medical Equipment & Devices – 0.5%
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	5,352	5,003
5.25%, 10/1/29 (1)	8,860	8,502
		13,505
Metals & Mining – 0.9%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,030	7,237
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	2,900	3,039
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	2,405	2,281
Constellium S.E.,
3.75%, 4/15/29 (1)	2,785	2,523
6.38%, 8/15/32 (1)	8,803	8,596
		23,676
Oil & Gas Services & Equipment – 1.9%
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	6,285	5,785
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,070	2,042
9.13%, 1/31/30 (1)	1,375	1,375
8.88%, 8/15/31 (1)	9,135	7,932
Noble Finance II LLC,
8.00%, 4/15/30 (1)	3,495	3,493
Oceaneering International, Inc.,
6.00%, 2/1/28	5,895	5,832
6.00%, 2/1/28	3,715	3,676
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	1,906	1,937
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 164 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Services & Equipment – 1.9%continued
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	$3,266	$3,244
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,217	1,243
Transocean, Inc.,
8.75%, 2/15/30 (1)	4,760	4,944
8.50%, 5/15/31 (1)	3,170	3,080
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	4,560	4,638
		49,221
Oil & Gas Supply Chain – 9.3%
California Resources Corp.,
7.13%, 2/1/26 (1)	854	853
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,289	8,270
8.38%, 1/15/29 (1)	2,800	2,850
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,565	3,679
8.63%, 11/1/30 (1)	2,880	2,971
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,795	2,840
7.25%, 3/1/32 (1)	5,330	5,420
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,230	3,159
6.75%, 3/1/29 (1)	1,990	1,934
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	5,385	5,591
7.63%, 4/1/32 (1)	3,585	3,546
CVR Energy, Inc.,
8.50%, 1/15/29 (1)	5,868	5,634
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,310	2,315
8.63%, 3/15/29 (1)	5,785	5,992
Energy Transfer L.P.,
5.63%, 5/1/27 (1)	7,546	7,538
EQM Midstream Partners L.P.,
6.38%, 4/1/29 (1)	3,745	3,832
7.50%, 6/1/30 (1)	3,405	3,676
4.75%, 1/15/31 (1)	6,705	6,449
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	7,040	7,366
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Supply Chain – 9.3%continued
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	$1,157	$1,180
8.25%, 1/15/29	5,500	5,679
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,625	3,618
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,800	2,828
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	5,952	5,946
ITT Holdings LLC,
6.50%, 8/1/29 (1)	7,895	7,283
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,385	5,701
Murphy Oil Corp.,
6.00%, 10/1/32	3,585	3,449
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	12,058	12,084
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	3,515	3,524
NuStar Logistics L.P.,
6.00%, 6/1/26	4,165	4,183
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	10,888	10,126
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,575	4,662
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.69%, 5/8/25 (3) (7)	4,015	4,006
Range Resources Corp.,
8.25%, 1/15/29	3,935	4,047
SM Energy Co.,
6.75%, 8/1/29 (1)	7,109	7,003
7.00%, 8/1/32 (1)	3,555	3,489
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,145	4,240
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	2,733	2,588
4.50%, 4/30/30	3,670	3,432
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  165 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Oil & Gas Supply Chain – 9.3%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	$6,760	$6,794
Talos Production, Inc.,
9.38%, 2/1/31 (1)	11,270	11,467
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	17,963	19,262
8.38%, 6/1/31 (1)	13,653	13,848
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	10,204	9,927
		244,281
Other Industrial – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32(1)	9,170	8,733
Publishing & Broadcasting – 1.7%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28 (1)	5,830	2,624
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	4,990	4,823
7.50%, 6/1/29 (1)	5,471	4,518
7.88%, 4/1/30 (1)	2,260	2,216
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	5,760	1,958
Gray Media, Inc.,
7.00%, 5/15/27 (1)	4,625	4,533
10.50%, 7/15/29 (1)	5,146	5,361
5.38%, 11/15/31 (1)	5,245	3,274
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	3,805	3,715
7.38%, 9/1/31 (1)	5,860	5,892
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,005	3,946
4.75%, 11/1/28 (1)	1,040	974
		43,834
Real Estate Investment Trusts – 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	4,792	4,591
Diversified Healthcare Trust,
4.38%, 3/1/31	4,382	3,354
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Real Estate Investment Trusts – 2.2%continued
IIP Operating Partnership L.P.,
5.50%, 5/25/26	$5,215	$5,118
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,529	8,141
5.25%, 7/15/30 (1)	9,750	9,349
MPT Operating Partnership L.P./MPT Finance Corp.,
8.50%, 2/15/32 (1)	600	611
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	5,480	5,165
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,765	2,581
Service Properties Trust,
5.50%, 12/15/27	6,535	6,304
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	3,110	3,304
6.50%, 2/15/29 (1)	10,850	9,745
		58,263
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,205	4,270
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	4,150	4,088
5.88%, 2/15/28 (1)	4,170	4,168
		8,256
Retail - Discretionary – 3.9%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,010	5,998
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	3,515	3,294
Bath & Body Works, Inc.,
5.25%, 2/1/28	2,125	2,096
6.63%, 10/1/30 (1)	4,230	4,289
6.75%, 7/1/36	7,455	7,430
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 166 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Retail - Discretionary – 3.9%continued
Carvana Co.,
9.00%, (100% Cash), 12/1/28 (1) (8)	$678	$698
9.00%, (100% Cash), 6/1/30 (1) (8)	1,194	1,264
9.00%, (100% Cash), 6/1/31 (1) (8)	1,526	1,696
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	8,692	9,042
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,940	5,668
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	5,271	4,946
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	2,720	2,589
4.50%, 12/15/34	5,280	4,219
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	8,014	7,585
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,005	3,436
7.88%, 5/1/29 (1)	2,240	1,188
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	3,150	2,956
6.38%, 11/1/32 (1)	4,280	4,149
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,150	1,076
7.75%, 2/15/29 (1)	2,750	2,526
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,120	1,952
4.88%, 11/15/31 (1)	3,310	2,972
Staples, Inc.,
10.75%, 9/1/29 (1)	8,910	8,050
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	4,945	4,324
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1)	8,735	9,010
		102,453
Semiconductors – 0.1%
Coherent Corp.,
5.00%, 12/15/29(1)	4,011	3,826
Software – 1.8%
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,065	3,147
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Software – 1.8%continued
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	$4,390	$1,947
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	7,605	6,581
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	8,690	8,447
9.00%, 9/30/29 (1)	6,740	6,723
8.25%, 6/30/32 (1)	2,820	2,867
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	2,450	2,409
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,022	1,734
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	3,835	3,816
McAfee Corp.,
7.38%, 2/15/30 (1)	4,720	4,178
UKG, Inc.,
6.88%, 2/1/31 (1)	5,320	5,397
		47,246
Specialty Finance – 7.2%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	9,945	9,255
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,515	1,303
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29 (1)	4,070	4,189
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	7,430	7,734
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	8,469	8,362
9.25%, 7/1/31 (1)	7,105	7,486
CPI CG, Inc.,
10.00%, 7/15/29 (1)	5,845	6,222
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	3,630	3,843
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	5,575	5,376
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,065	3,210
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  167 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Specialty Finance – 7.2%continued
8.50%, 5/15/30 (1)	$6,310	$6,504
Enova International, Inc.,
9.13%, 8/1/29 (1)	8,180	8,430
Fortress Transportation and Infrastructure Investors LLC,
7.00%, 6/15/32 (1)	10,960	11,114
5.88%, 4/15/33 (1)	4,363	4,168
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	4,605	5,074
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,230	3,280
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	7,020	6,600
6.63%, 10/15/31 (1)	7,433	7,354
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	12,465	12,391
9.50%, 2/15/29 (1)	3,115	3,306
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (6)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,035	8,799
LFS Topco LLC,
5.88%, 10/15/26 (1)	6,220	6,082
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,615	2,521
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/1/29 (1)	5,747	5,826
Navient Corp.,
5.00%, 3/15/27	10,745	10,514
OneMain Finance Corp.,
4.00%, 9/15/30	4,785	4,215
7.50%, 5/15/31	5,955	6,060
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	4,975	5,055
5.75%, 9/15/31 (1)	4,770	4,527
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	6,515	6,538
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (5) (6)	2,552	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Specialty Finance – 7.2%continued
World Acceptance Corp.,
7.00%, 11/1/26 (1)	$5,175	$5,132
		190,470
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	4,720	4,705
TMS International Corp.,
6.25%, 4/15/29 (1)	2,165	2,016
United States Steel Corp.,
6.88%, 3/1/29	1,019	1,026
		7,747
Technology – 0.2%
WEX, Inc.,
6.50%, 3/15/33(1)	5,530	5,469
Technology Hardware – 2.3%
CommScope LLC,
7.13%, 7/1/28 (1)	1,372	1,214
9.50%, 12/15/31 (1)	6,450	6,644
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,646	5,063
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,720	5,432
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	10,984	11,910
Seagate HDD Cayman,
3.38%, 7/15/31	2,615	2,206
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,455	6,194
6.50%, 7/15/28 (1)	4,955	4,321
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,370	3,082
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	14,394	14,567
		60,633
Telecommunications – 2.3%
EchoStar Corp.,
10.75%, 11/30/29	12,090	12,704
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	8,695	8,739
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	3,945	3,254
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 168 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Telecommunications – 2.3%continued
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	$9,811	$8,511
4.88%, 6/15/29 (1)	1,490	1,260
10.50%, 5/15/30 (1)	6,716	7,196
Sable International Finance Ltd.,
7.13%, 10/15/32 (1)	4,440	4,256
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	10,086	10,269
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	4,285	3,564
		59,753
Transportation – 0.6%
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	5,845	5,618
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	9,745	9,933
		15,551
Transportation & Logistics – 3.1%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	3,985	3,861
American Airlines, Inc.,
7.25%, 2/15/28 (1)	3,050	3,035
8.50%, 5/15/29 (1)	3,797	3,855
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	3,200	3,191
5.75%, 4/20/29 (1)	14,010	13,708
AS Mileage Plan IP Ltd.,
5.31%, 10/20/31 (1)	8,618	8,425
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	9,740	9,738
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	5,975	5,478
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	2,935	2,933
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	2,890	2,853
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	2,338	2,348
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.1% continued
Transportation & Logistics – 3.1%continued
OneSky Flight LLC,
8.88%, 12/15/29 (1)	$8,225	$8,313
United Airlines, Inc.,
4.63%, 4/15/29 (1)	6,860	6,491
XPO, Inc.,
7.13%, 6/1/31 (1)	8,204	8,401
		82,630
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	4,870	4,851
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,022	5,206
		10,057
Total Corporate Bonds
(Cost $2,250,105)		2,160,572

FOREIGN ISSUER BONDS – 14.9%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	8,745	8,630
7.50%, 2/1/29 (1)	2,915	2,990
7.25%, 7/1/31 (1)	2,890	2,900
7.00%, 6/1/32 (1)	1,871	1,863
		16,383
Asset Management – 0.4%
CI Financial Corp.,
7.50%, 5/30/29 (1)	6,075	6,370
UBS Group A.G.,
(Variable, USD SOFR ICE Swap Rate 5Y + 4.16%), 7.75%, 4/12/31 (1) (2) (3)	4,550	4,734
		11,104
Automotive – 0.5%
IHO Verwaltungs GmbH,
7.75%, 11/15/30 (1) (8)	4,654	4,586
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,525	5,319
6.88%, 4/23/32 (1)	4,275	3,966
		13,871
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  169 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Banking – 2.1%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (2) (3)	$3,775	$4,099
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	3,815	3,437
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	2,135	2,342
Deutsche Bank A.G.,
(Variable, USD ICE Swap Rate 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	3,955	3,942
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	3,200	3,164
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	2,786	2,784
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	5,844	4,945
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (2) (3)	4,490	4,714
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.66%), 6.30%, 9/25/31 (1) (2) (3)	4,360	4,203
Societe Generale S.A.,
(Variable, USD ICE Swap Rate 5Y + 5.87%), 8.00%, 9/29/25 (1) (2) (3)	3,120	3,138
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (2) (3)	3,610	3,904
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.79%), 8.13%, 11/21/29 (1) (2) (3)	7,879	7,849
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (2) (3) (9)	7,475	7,708
		56,229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Basic Industry – 0.2%
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	$1,270	$1,265
New Gold, Inc.,
6.88%, 4/1/32 (1)	4,605	4,651
		5,916
Biotechnology & Pharmaceuticals – 0.2%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28(1)	5,346	4,782
Cable & Satellite – 0.3%
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1)	8,370	7,293
Chemicals – 0.7%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	8,770	8,973
Methanex Corp.,
5.13%, 10/15/27	4,575	4,485
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,150	3,851
		17,309
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (8)	5,855	351
Electric Utilities – 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	3,540	3,433
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	2,940	2,885
Finance Companies – 0.1%
goeasy Ltd.,
7.38%, 10/1/30(1)	3,165	3,104
Food – 0.2%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	3,720	3,251
Sigma Holdco B.V.,
7.88%, 5/15/26 (1)	1,453	1,440
		4,691
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	3,520	3,122
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 170 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Insurance – 1.0%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	$11,802	$12,014
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	7,435	7,513
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	5,532	5,924
		25,451
Leisure Facilities & Services – 1.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,410	3,991
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,220	3,321
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,250	8,498
Flutter Treasury DAC,
6.38%, 4/29/29 (1)	3,045	3,103
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,680	6,540
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	6,510	5,860
		31,313
Machinery – 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	5,895	5,906
Metals & Mining – 1.1%
Aris Mining Corp.,
8.00%, 10/31/29 (1)	4,805	4,879
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	1,265	1,330
8.63%, 6/1/31 (1)	10,070	10,309
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	7,160	6,466
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	4,560	4,656
		27,640
Oil & Gas Services & Equipment – 0.7%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	8,480	8,474
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Oil & Gas Services & Equipment – 0.7%continued
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1)	$5,441	$4,702
TGS ASA,
8.50%, 1/15/30 (1)	5,500	5,682
		18,858
Oil & Gas Supply Chain – 1.0%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,175	3,224
7.38%, 3/15/32 (1)	2,085	2,005
eG Global Finance PLC,
12.00%, 11/30/28 (1)	5,286	5,853
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,280	4,209
Parkland Corp.,
4.50%, 10/1/29 (1)	5,320	5,017
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	4,845	4,834
		25,142
Specialty Finance – 0.6%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,355	3,437
6.88%, 4/15/29 (1)	2,895	2,929
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,175	4,383
6.88%, 5/15/30 (1)	3,826	3,747
		14,496
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	5,780	5,924
Telecommunications – 2.8%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	4,915	3,688
5.75%, 8/15/29 (1)	6,670	4,879
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,410	3,044
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,632
5.13%, 7/15/29 (1)	6,610	5,178
5.50%, 10/15/29 (1)	9,195	7,286
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29 (1)	8,682	7,916
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  171 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.9% continued
Telecommunications – 2.8%continued
Fibercop S.p.A.,
6.38%, 11/15/33 (1)	$10,504	$9,986
Iliad Holding SASU,
7.00%, 10/15/28 (1)	2,950	2,986
8.50%, 4/15/31 (1)	4,675	4,903
7.00%, 4/15/32 (1)	4,900	4,906
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,475	3,255
6.50%, 10/15/27 (1)	8,675	3,734
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	5,250	4,529
4.75%, 7/15/31 (1)	4,740	4,116
		73,038
Transportation & Logistics – 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,045	2,990
6.38%, 2/1/30 (1)	12,125	10,622
		13,612
Total Foreign Issuer Bonds
(Cost $418,814)		391,853

TERM LOANS – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.80%, 3/1/29	2,610	1,305
Total Term Loans
(Cost $2,610)		1,305

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Endo, Inc.*	43,055	$1,033
Media – 0.0%
Beasley Broadcast Group, Inc., Class A*	6,461	36
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(6) (10) *	2,621	—
Total Common Stocks
(Cost $1,311)		1,069

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(6) (10) *	15,725	$—
Total Preferred Stocks
(Cost $1,572)		—

OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (6) *	8,813,000	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(11) (12)	34,238,336	34,238
Total Investment Companies
(Cost $34,238)		34,238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.12%, 9/11/25(13) (14)	$3,340	$3,278
Total Short-Term Investments
(Cost $3,278)		3,278

Total Investments – 98.5%
(Cost $2,711,928)		2,592,315
Other Assets less Liabilities – 1.5%		40,740
NET ASSETS – 100.0%		$2,633,055

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$2,179,278,000 or 82.8% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(8)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 172 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Restricted security. At March 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,572
Voyager Aviation Holdings LLC	5/18/21	3

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of March 31, 2025 is disclosed.
(13)	Discount rate at the time of purchase.
(14)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	2,000	$414,344	Long	6/25	$1,109
Ultra 10-Year U.S. Treasury Note	15	1,712	Long	6/25	21
Total					$1,130

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$19,043	$21	$19,064
All Other Industries(1)	—	2,141,508	—	2,141,508
Total Corporate Bonds	—	2,160,551	21	2,160,572
Foreign Issuer Bonds(1)	—	391,853	—	391,853
Term Loans	—	1,305	—	1,305
Common Stocks(1)	1,069	—	—	1,069
Investment Companies	34,238	—	—	34,238
Short-Term Investments	—	3,278	—	3,278
Total Investments	$35,307	$2,556,987	$21	$2,592,315
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,130	$—	$—	$1,130

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  173 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,206
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	475
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,605
		5,080
Total Corporate Bonds
(Cost $6,850)		6,286

MUNICIPAL BONDS – 95.8%
Alabama – 2.7%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,570
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,318
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,040
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,449
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,414
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	2,000	2,116
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2)	5,000	4,956
		28,863
Alaska – 1.0%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Alaska – 1.0%continued
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	$3,555	$3,548
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	2,010	2,207
		10,960
Arizona – 1.7%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	299
4.00%, 7/1/41	800	729
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	883
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,837
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,530
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	180
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,430
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,542
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,500	1,604
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 174 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 1.7%continued
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	$2,000	$2,047
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,017
		18,098
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,229
2.25%, 2/1/41	1,485	1,010
		4,239
California – 5.6%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,299
5.00%, 10/1/52	5,000	5,093
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,067
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	5,000	5,043
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	5,000	5,423
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,285	3,137
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 5.6%continued
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(3)	$11,850	$13,616
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	605
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,650
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,706
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.25%, 7/1/38	3,000	3,055
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,755	1,762
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,412
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,699
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,823
		59,470
Colorado – 5.0%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	234
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  175 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Colorado – 5.0%continued
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	$4,775	$4,889
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	1,500	1,695
5.50%, 12/1/43	3,500	3,883
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,125
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	4,909
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	952
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,221
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	10,751
5.50%, 11/15/35	10,000	10,995
5.00%, 11/15/41	1,000	1,028
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	4,500	4,520
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,778
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,879
		52,859
Connecticut – 1.5%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,731
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Connecticut – 1.5%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	$3,000	$2,992
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,222
		15,945
District of Columbia – 2.0%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	7,967
5.00%, 10/1/33	4,765	5,096
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,709
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,071
5.00%, 7/1/43	2,000	2,032
		20,875
Florida – 7.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,526
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,078
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(4)	5,000	5,068
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	2,000	1,944
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,025
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,265
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 176 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 7.8%continued
JEA Electric System Revenue Refunding Bonds, Series Three 2024-A (AGC Insured),
5.00%, 10/1/32	$2,685	$3,000
JEA Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	2,000	2,091
JEA Water and Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	14,960	15,570
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	1,600	1,673
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	2,995
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,093
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,187
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured) ,
4.00%, 10/1/45	2,325	2,091
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,413
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,475
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,310
5.00%, 3/1/40	1,000	1,041
5.00%, 3/1/41	1,000	1,030
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	896
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 7.8%continued
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	$625	$618
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,143
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,655
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,063
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,742
		81,992
Georgia – 1.9%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,268
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	536
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,275
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,250
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,644
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,504
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,169
		19,646
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  177 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Hawaii – 2.3%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	$5,000	$5,023
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,571
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,856
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior First Bond Resolution,
5.00%, 7/1/27	11,755	11,812
		24,262
Illinois – 5.6%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,391
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,685	2,807
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,670
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,443
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,279
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,716
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,189
5.25%, 11/15/35	5,000	5,200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Illinois – 5.6%continued
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	$5,000	$5,115
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,584
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,048
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,976
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,956
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	309
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	2,925
5.00%, 5/1/36	2,500	2,689
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,551
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,029
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,751
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,027
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,512
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 178 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Illinois – 5.6%continued
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	$500	$535
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,225
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/49	1,000	1,020
		58,947
Indiana – 1.9%
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,164
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,775
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	6,500	6,505
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,634
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,069
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,383
		20,530
Iowa – 0.1%
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,018
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Kansas – 0.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/41	$2,000	$2,177
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	742
		2,919
Kentucky – 4.7%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,382
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,748
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,960
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	750	787
5.00%, 8/1/35	550	575
5.00%, 8/1/36	750	782
Kentucky State Property and Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,664
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,000	2,113
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,671
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,534
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  179 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Kentucky – 4.7%continued
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	$1,315	$1,270
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,331
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	6,000	4,884
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,362
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	918
		49,981
Louisiana – 1.4%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,230
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,104
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	837
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,936
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,554
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Louisiana – 1.4%continued
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	$1,000	$985
		14,646
Maine – 0.4%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	3,953
Maryland – 1.4%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	4,831
3.00%, 10/1/32	5,000	4,762
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,083
		14,676
Massachusetts – 1.3%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,364
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,696
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	513
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,160
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	4,000	4,067
		13,800
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 180 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Michigan – 2.3%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	$1,540	$1,576
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	405
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,652
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,056
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	642
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,304
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,160
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	635	628
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,447
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,660
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	9,780
		24,310
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Minnesota – 0.7%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	$2,000	$2,060
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	5,000	5,045
		7,105
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	620
Missouri – 1.4%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,255
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,559
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,488
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,000
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,335
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(5)	2,100	1,965
		14,602
Nebraska – 1.0%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,782
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  181 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Nebraska – 1.0%continued
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	$6,000	$6,459
		10,241
Nevada – 1.1%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	3,000	3,074
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	903
5.00%, 7/1/32	1,000	1,067
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,346
		11,655
New Hampshire – 0.4%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bond, Southern New Hampshire University Issue,
5.00%, 1/1/31	1,090	1,187
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,155
5.00%, 1/1/32	835	917
New Hampshire State Health and Educational Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/33	1,245	1,375
		4,634
New Jersey – 0.6%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,483
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New Jersey – 0.6%continued
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	$2,870	$2,852
		6,335
New Mexico – 0.1%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,338
New York – 13.4%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Special Tax Bonds, Series A,
5.00%, 11/15/49	9,200	9,594
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,556
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	3,985
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,147
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,549
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	4,787
5.00%, 6/15/39	8,000	8,016
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,049
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 182 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 13.4%continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	$1,575	$1,636
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,063
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,609
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,158
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
11/1/43(6)	2,750	2,912
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds,
5.00%, 11/1/27	1,850	1,951
New York G.O. Unlimited Bonds, Series C, Subseries C1,
5.00%, 9/1/41	4,000	4,299
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,344
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	2,882
5.00%, 3/1/37	3,700	3,824
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,090
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 13.4%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	$1,460	$1,492
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	704
5.00%, 10/8/32	575	607
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,802
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,094
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,755
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,034
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(1) (2)	2,720	2,592
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	165	162
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	6,000	5,696
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,566
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  183 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 13.4%continued
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	$3,150	$2,704
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,437
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	449
5.00%, 12/1/42	255	256
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	368
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	589
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,209
5.00%, 3/15/40	2,500	2,580
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,073
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,131
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 13.4%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	$5,000	$5,184
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,353
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,525
		141,961
North Carolina – 1.3%
Charlotte Water & Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	6,755
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,090
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	3,000	3,340
		14,185
Ohio – 3.6%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,313
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	11,883
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	4,915
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	624
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	105
4.00%, 12/1/35	300	289
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 184 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Ohio – 3.6%continued
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	$1,365	$1,413
Ohio State Water Development Authority Revenue Sustainable Bonds, Series A,
5.00%, 12/1/41	12,000	13,047
Ohio State Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D,
5.00%, 12/1/41	4,200	4,583
		38,172
Oklahoma – 0.5%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,925	4,007
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,641
		5,648
Oregon – 0.6%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,653
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	482
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,135
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,111
		6,381
Pennsylvania – 2.1%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Pennsylvania – 2.1%continued
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	$1,450	$1,485
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,115
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,004
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,968
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,213
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series,
5.00%, 6/1/33	2,520	2,829
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,744
		22,361
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,519
South Carolina – 1.2%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,165
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,694
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  185 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
South Carolina – 1.2%continued
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	$500	$501
		12,360
Tennessee – 1.3%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,001
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,093
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,055
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,041
		13,190
Texas – 5.8%
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	761
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,004
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	500	517
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,590
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(5)	1,000	518
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	5,865
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,578
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Texas – 5.8%continued
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	$155	$159
Lower Colorado River Authority Revenue Bonds,
5.00%, 5/15/32	630	697
Mc Kinney G.O. Limited Bonds,
5.00%, 8/15/32	2,010	2,025
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,860	4,938
5.00%, 1/1/38	3,000	3,089
5.00%, 1/1/39	5,000	5,134
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,732
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,300
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,931
San Antonio Electric and Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,740
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,581
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,095
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,666
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/27	9,270	9,766
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	802
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 186 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Texas – 5.8%continued
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	$5,000	$4,832
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,676
		60,996
Utah – 1.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,327
5.00%, 7/1/36	5,000	5,219
5.00%, 7/1/42	2,000	2,013
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,062
		13,621
Virginia – 0.9%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,730
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,740
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	738
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,230
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,424
		9,862
Washington – 4.9%
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	1,200	1,217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Washington – 4.9%continued
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	$10,000	$10,315
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,842
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	2,500	2,573
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,876
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,188
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,028
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,550
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,246
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,971
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,158
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	5,000	5,080
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	2,500	2,567
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,084
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,028
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  187 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Washington – 4.9%continued
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	$700	$750
5.50%, 12/1/42	1,000	1,064
		51,537
Wisconsin – 2.1%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,748
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,643
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,504
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,765
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,907
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	687
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,029
4.00%, 4/1/39	4,500	4,373
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	138
		21,794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	$200	$199
Total Municipal Bonds
(Cost $1,069,874)		1,012,305

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(7) (8)	12,265,462	$12,265
Total Investment Companies
(Cost $12,265)		12,265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2)	$240	$238
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	4,000	3,987
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2)	2,315	2,268
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Baylor Scott & White (Barclays Bank PLC LOC),
2.30%, 4/1/25(1) (9)	3,400	3,400
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 188 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%continued
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2)	$2,500	$2,505
Total Short-Term Investments
(Cost $12,474)		12,398

Total Investments – 98.7%
(Cost $1,101,463)		1,043,254
Other Assets less Liabilities – 1.3%		13,736
NET ASSETS – 100.0%		$1,056,990

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(3)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2025 is disclosed.
(9)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,286	$—	$6,286
Municipal Bonds(1)	—	1,012,305	—	1,012,305
Investment Companies	12,265	—	—	12,265
Short-Term Investments	—	12,398	—	12,398
Total Investments	$12,265	$1,030,989	$—	$1,043,254

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  189 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.0%
Alabama – 6.2%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$444
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,515
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,139
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,273
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,104
South East Alabama State Gas Supply District Revenue Refunding Bonds, Series B, Project No. 2,
5.00%, 5/1/32(1) (2)	2,500	2,619
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,587
		21,681
Alaska – 0.6%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,068
Arizona – 1.9%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,625
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,171
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,821
		6,617
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
California – 4.1%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	$1,125	$1,136
4.00%, 8/1/31(1) (2)	3,150	3,148
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	537
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	640
5.00%, 10/1/27	675	692
5.00%, 10/1/28	475	490
5.00%, 10/1/29	650	675
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	805
4.00%, 8/1/28	935	966
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	1,001
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	652
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,430	1,447
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,128
		14,317
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 190 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Colorado – 3.9%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	$3,825	$4,003
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	202
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,042
Colorado State Health Facilities Authority Variable Revenue Bonds, Adventhealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,925
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	98
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	932
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,834
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,632
		13,668
Connecticut – 0.3%
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,024
District of Columbia – 0.9%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,321
Florida – 5.8%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,375
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Florida – 5.8%continued
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	$2,000	$2,149
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,797
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,260
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,001
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Trains Florida LLC Issue (AMT),
5.00%, 7/1/34	1,000	1,024
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	753
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,120
Pasco Country School District Sales Tax Revenue Bonds,
5.00%, 10/1/32	2,500	2,774
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,397
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	600
		20,250
Georgia – 3.6%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,037
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,089
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,824
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  191 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Georgia – 3.6%continued
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	$3,125	$3,106
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,856
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,548
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,058
		12,518
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	745
Illinois – 3.9%
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,046
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,817
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,167
Illinois State Financing Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	305
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,553
5.00%, 10/1/29	3,000	3,187
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/27	180	185
5.00%, 1/1/33	260	283
		13,543
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Indiana – 3.1%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	$1,100	$1,216
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/26	585	594
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,146
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,149
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	1,100	1,140
5.00%, 7/15/27	1,075	1,124
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,074
5.00%, 7/15/27	2,195	2,296
		10,739
Iowa – 1.2%
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,462
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,726
		4,188
Kansas – 1.0%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,257
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,182
		3,439
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 192 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Kentucky – 0.4%
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	$1,500	$1,585
Louisiana – 0.5%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	275
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,539
		1,814
Maine – 0.8%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,679
Maryland – 0.8%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,987
Massachusetts – 4.5%
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,105
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	653
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,263
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,069
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,409
5.00%, 8/1/26(3)	1,000	1,029
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Massachusetts – 4.5%continued
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	$3,370	$3,405
		15,933
Michigan – 1.3%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,937
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	464
		4,401
Minnesota – 0.9%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,018
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,071
		3,089
Missouri – 1.0%
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,516
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	2,000	2,126
		3,642
Nebraska – 0.4%
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,367
Nevada – 1.7%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,047
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  193 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Nevada – 1.7%continued
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	$3,000	$3,057
Washoe County Water Facilities Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
3.63%, 10/1/29(1) (2)	2,000	1,992
		6,096
New Hampshire – 0.3%
New Hampshire State Health and Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,109
New Jersey – 2.0%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,175
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,090
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,876
		7,141
New York – 8.7%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/31	2,000	2,197
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,035
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,055
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	622
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
New York – 8.7%continued
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	$1,795	$1,883
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	437
5.25%, 5/1/32	600	661
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,034
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	215	211
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,501
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,001
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,783
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, Escrowed to Maturity,
5.00%, 9/15/28	5,000	5,375
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,534
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/27	1,700	1,799
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 194 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
New York – 8.7%continued
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	$1,450	$1,472
		30,600
North Carolina – 0.7%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	248
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,175
		2,423
Ohio – 4.3%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,138
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	1,000	1,074
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	924
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
3.20%, 5/1/26	1,075	1,071
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,680
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,201
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,035
		15,123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Oklahoma – 5.0%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	$4,175	$4,263
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	4,275	4,373
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,169
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,772
		17,577
Oregon – 2.0%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,045
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,459
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,825
Washington County School District No. 48J Beaverton G.O. Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,582
		6,911
Pennsylvania – 2.9%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,044
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	431
5.00%, 12/1/26	275	285
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,928
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  195 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Pennsylvania – 2.9%continued
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	$860	$900
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	1,000	1,094
Philadelphia Refunding Bonds,
5.00%, 8/1/26	3,535	3,637
		10,319
Texas – 13.3%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,035
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,095
5.00%, 6/15/31	1,250	1,384
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,156
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,638
Fort Bend County G.O. Limited Refunding Bonds, Series B,
4.00%, 3/1/30	3,900	3,901
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,420
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,136
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,812
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,725
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Texas – 13.3%continued
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	$595	$654
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.), Escrowed to Maturity,
5.00%, 2/15/27	1,000	1,041
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,356
2.00%, 12/1/27(1) (2)	3,150	2,982
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,419
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,141
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,048
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,429
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,180
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,097
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,037
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,077
		46,593
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 196 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Utah – 2.1%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	$4,095	$4,040
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,784
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,593
		7,417
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College and Equipment Programs, Series B,
4.00%, 2/1/29	275	277
Washington – 2.3%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,006
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,014
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,463
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,056
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%continued
Washington – 2.3%continued
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	$450	$466
5.00%, 12/1/28	450	470
		8,125
Wisconsin – 1.3%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	503
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,104
		4,607
Total Municipal Bonds
(Cost $335,502)		329,933

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	4,899,554	$4,900
Total Investment Companies
(Cost $4,900)		4,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.4%
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	$1,000	$1,001
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	3,000	3,037
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,135	1,125
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,000	1,991
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  197 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued	March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.4%continued
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Baylor Scott & White (Barclays Bank PLC LOC),
2.30%, 4/1/25(1) (6)	$5,000	$5,000
Total Short-Term Investments
(Cost $12,175)		12,154

Total Investments – 98.8%
(Cost $352,577)		346,987
Other Assets less Liabilities – 1.2%		4,114
NET ASSETS – 100.0%		$351,101

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.
(6)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$329,933	$—	$329,933
Investment Companies	4,900	—	—	4,900
Short-Term Investments	—	12,154	—	12,154
Total Investments	$4,900	$342,087	$—	$346,987

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 198 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 3.7% (1)
Fannie Mae – 0.5%
Pool #555649,
7.50%, 10/1/32	$6	$6
Pool #BH9277,
3.50%, 2/1/48	107	98
		104
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	84	85
Pool #SD1360,
5.50%, 7/1/52	92	92
Pool #SD2665,
6.00%, 4/1/53	82	83
Pool #ZS7735,
2.00%, 1/1/32	2	2
		262
Freddie Mac Gold – 0.5%
Pool #D99701,
3.00%, 11/1/32	115	111
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	79	73
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	1	1
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
0.00%, 10/15/28(2)	357	310
Total U.S. Government Agencies
(Cost $886)		861

U.S. GOVERNMENT OBLIGATIONS – 93.5%
U.S. Treasury Bonds – 0.0%
6.00%, 2/15/26(3)	10	10
U.S. Treasury Inflation Indexed Notes – 1.6%
0.13%, 4/15/26	153	184
0.13%, 4/15/27	166	184
		368
U.S. Treasury Notes – 91.9%
2.13%, 5/31/26	99	97
1.88%, 6/30/26	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 93.5%continued
U.S. Treasury Notes – 91.9%continued
0.63%, 7/31/26	$486	$465
1.88%, 7/31/26	551	536
4.38%, 7/31/26(3)	250	251
1.50%, 8/15/26	500	484
4.38%, 8/15/26	500	503
0.75%, 8/31/26	432	413
0.88%, 9/30/26	487	465
3.50%, 9/30/26	100	99
4.63%, 10/15/26	500	505
4.13%, 10/31/26	100	100
4.63%, 11/15/26	1,250	1,263
4.38%, 12/15/26	200	201
4.25%, 12/31/26	800	804
4.13%, 2/15/27	250	251
4.13%, 2/28/27	300	301
4.25%, 3/15/27	250	252
3.88%, 3/31/27	700	700
4.50%, 4/15/27	300	304
4.63%, 6/15/27	250	254
3.88%, 11/30/27	1,404	1,403
4.00%, 2/29/28	2,025	2,031
3.63%, 3/31/28	850	844
3.63%, 5/31/28	975	967
4.38%, 8/31/28	400	406
4.38%, 11/30/28	350	356
3.75%, 12/31/28	250	249
4.00%, 1/31/29	250	251
4.25%, 2/28/29	200	202
4.13%, 3/31/29	300	302
2.88%, 4/30/29	250	240
4.63%, 4/30/29	300	308
4.50%, 5/31/29	150	153
4.25%, 6/30/29	300	304
4.00%, 7/31/29	450	451
3.63%, 8/31/29	475	469
3.50%, 9/30/29	275	270
4.13%, 10/31/29	300	302
4.13%, 11/30/29	650	655
4.38%, 12/31/29	250	255
4.25%, 1/31/30	225	228
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  199 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND continued	March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 93.5%continued
U.S. Treasury Notes – 91.9%continued
4.00%, 2/28/30	$2,400	$2,405
4.00%, 3/31/30	200	200
		21,596
Total U.S. Government Obligations
(Cost $22,001)		21,974

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	899,272	$899
Total Investment Companies
(Cost $899)		899

Total Investments – 101.0%
(Cost $23,786)		23,734
Liabilities less Other Assets – (1.0%)		(243)
NET ASSETS – 100.0%		$23,491

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	(9)	$(1,865)	Short	6/25	$(3)
5-Year U.S. Treasury Note	16	1,731	Long	6/25	10
Total					$7

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$861	$—	$861
U.S. Government Obligations(1)	—	21,974	—	21,974
Investment Companies	899	—	—	899
Total Investments	$899	$22,835	$—	$23,734
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$—	$—	$10
Liabilities
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 200 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Electric Utilities – 0.1%
FirstEnergy Corp.,
4.00%, 5/1/26	$143	$145
Southern (The) Co.,
4.50%, 6/15/27 (1)	46	50
XPLR Infrastructure L.P.,
2.50%, 6/15/26 (1)	64	61
		256
Home Construction – 0.0%
Meritage Homes Corp.,
1.75%, 5/15/28(1)	79	77
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29 (1)	16	16
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2	2
		18
Semiconductors – 0.1%
MKS Instruments, Inc.,
1.25%, 6/1/30 (1)	85	77
ON Semiconductor Corp.,
0.50%, 3/1/29	48	41
		118
Specialty Finance – 0.1%
Global Payments, Inc.,
1.50%, 3/1/31	90	85
Total Convertible Bonds
(Cost $574)		554

CORPORATE BONDS – 78.4%
Advertising & Marketing – 0.3%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	257	223
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	219	215
4.25%, 1/15/29 (1)	99	92
4.63%, 3/15/30 (1)	104	95
		625
Aerospace & Defense – 2.6%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	68	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Aerospace & Defense – 2.6%continued
Boeing (The) Co.,
6.53%, 5/1/34	$25	$27
6.86%, 5/1/54	75	82
7.01%, 5/1/64	25	27
Goat Holdco LLC,
6.75%, 2/1/32 (1)	432	423
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	26
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	75	72
9.38%, 11/30/29 (1)	178	190
9.75%, 11/15/30 (1)	176	194
TransDigm, Inc.,
5.50%, 11/15/27	425	420
6.75%, 8/15/28 (1)	147	149
4.63%, 1/15/29	75	71
6.38%, 3/1/29 (1)	352	356
4.88%, 5/1/29	890	845
6.88%, 12/15/30 (1)	370	378
7.13%, 12/1/31 (1)	150	154
6.63%, 3/1/32 (1)	650	658
6.00%, 1/15/33 (1)	312	307
Triumph Group, Inc.,
9.00%, 3/15/28 (1)	169	178
		4,626
Apparel & Textile Products – 0.2%
Champ Acquisition Corp.,
8.38%, 12/1/31 (1)	25	26
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	23
4.13%, 8/15/31 (1)	122	108
Hanesbrands, Inc.,
9.00%, 2/15/31 (1)	28	29
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	23
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	47	41
S&S Holdings LLC,
8.38%, 10/1/31 (1)	25	24
		274
Asset Management – 1.2%
AG Issuer LLC,
6.25%, 3/1/28 (1)	50	49
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  201 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Asset Management – 1.2%continued
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	$25	$26
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54 (2)	69	67
Blackstone Private Credit Fund,
6.25%, 1/25/31	19	19
6.00%, 11/22/34 (1)	135	130
Blue Owl Capital Corp. II,
8.45%, 11/15/26	25	26
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	60	63
6.60%, 9/15/29 (1)	9	9
6.65%, 3/15/31	65	66
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	91
5.00%, 1/15/32 (1)	25	22
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	881	869
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (1)	55	54
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	35	34
8.00%, 6/15/27 (1)	69	72
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	26
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	90	89
5.25%, 5/15/27	195	185
9.75%, 1/15/29	75	75
4.38%, 2/1/29	35	29
10.00%, 11/15/29 (1)	112	111
9.00%, 6/15/30	50	47
		2,159
Automotive – 1.3%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Automotive – 1.3%continued
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	$165	$165
6.75%, 5/15/28 (1)	73	74
Dana, Inc.,
4.25%, 9/1/30	17	16
4.50%, 2/15/32	76	69
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,375	1,046
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	50	49
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	72	67
5.25%, 4/30/31	3	3
5.25%, 7/15/31 (1)	50	45
5.63%, 4/30/33	25	22
Phinia, Inc.,
6.63%, 10/15/32 (1)	25	25
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	630
Tenneco, Inc.,
8.00%, 11/17/28 (1)	187	178
		2,413
Banking – 0.1%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (2) (3)	125	126
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (2) (3)	39	40
		166
Basic Industry – 0.3%
Avient Corp.,
6.25%, 11/1/31 (1)	42	42
Celanese U.S. Holdings LLC,
6.50%, 4/15/30	37	37
6.75%, 4/15/33	36	35
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31 (1)	17	17
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 202 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Basic Industry – 0.3%continued
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29 (1)	$81	$63
Innophos Holdings, Inc.,
11.50%, 6/15/29 (1)	101	103
Novelis, Inc.,
6.88%, 1/30/30 (1)	153	155
Olin Corp.,
6.63%, 4/1/33 (1)	50	48
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29 (1) (4)	85	58
		558
Biotechnology & Pharmaceuticals – 0.9%
Bausch Health Americas, Inc.,
9.25%, 4/1/26 (1)	50	49
8.50%, 1/31/27 (1)	75	71
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	81	81
9.00%, 12/15/25 (1)	25	25
6.13%, 2/1/27 (1)	231	234
5.75%, 8/15/27 (1)	61	61
7.00%, 1/15/28 (1)	25	19
4.88%, 6/1/28 (1)	25	20
11.00%, 9/30/28 (1)	325	310
7.25%, 5/30/29 (1)	50	34
5.25%, 1/30/30 (1)	25	15
5.25%, 2/15/31 (1)	50	29
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1)	82	85
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
14.75%, 11/14/28 (1)	15	16
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	580	506
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29 (1) (4)	39	40
		1,595
Cable & Satellite – 3.6%
Cable One, Inc.,
4.00%, 11/15/30 (1)	95	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Cable & Satellite – 3.6%continued
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27 (1)	$25	$25
5.38%, 6/1/29 (1)	33	32
6.38%, 9/1/29 (1)	385	384
4.75%, 3/1/30 (1)	52	48
4.50%, 8/15/30 (1)	114	104
4.25%, 2/1/31 (1)	182	161
7.38%, 3/1/31 (1)	284	289
4.75%, 2/1/32 (1)	436	387
4.50%, 5/1/32	516	448
4.50%, 6/1/33 (1)	742	633
4.25%, 1/15/34 (1)	934	768
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	50	41
CSC Holdings LLC,
5.38%, 2/1/28 (1)	200	171
11.25%, 5/15/28 (1)	200	193
11.75%, 1/31/29 (1)	200	194
5.75%, 1/15/30 (1)	275	146
4.50%, 11/15/31 (1)	400	290
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	213	206
DISH DBS Corp.,
7.75%, 7/1/26	75	65
5.25%, 12/1/26 (1)	279	256
7.38%, 7/1/28	100	71
5.75%, 12/1/28 (1)	188	159
5.13%, 6/1/29	75	49
DISH Network Corp.,
11.75%, 11/15/27 (1)	468	493
GCI LLC,
4.75%, 10/15/28 (1)	48	44
Midcontinent Communications,
8.00%, 8/15/32 (1)	120	121
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	43	37
Sirius XM Radio LLC,
3.13%, 9/1/26 (1)	40	39
5.00%, 8/1/27 (1)	260	254
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  203 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Cable & Satellite – 3.6%continued
4.00%, 7/15/28 (1)	$125	$117
3.88%, 9/1/31 (1)	125	107
		6,407
Capital Goods – 0.8%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	50	50
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	80	81
6.25%, 3/15/33 (1)	94	95
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	102	103
6.75%, 4/15/32 (1)	197	198
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	368	370
6.75%, 3/1/33 (1)	128	127
Vortex Opco LLC,
8.00%, 4/30/30 (1)	47	11
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33 (1)	260	261
WESCO Distribution, Inc.,
6.38%, 3/15/33 (1)	52	52
Wilsonart LLC,
11.00%, 8/15/32 (1)	159	146
		1,494
Chemicals – 2.2%
Avient Corp.,
7.13%, 8/1/30 (1)	50	51
Celanese U.S. Holdings LLC,
6.42%, 7/15/27	16	16
6.58%, 7/15/29	25	26
6.80%, 11/15/30	25	26
6.63%, 7/15/32	125	128
6.95%, 11/15/33	125	131
Chemours (The) Co.,
5.38%, 5/15/27	97	95
5.75%, 11/15/28 (1)	254	234
4.63%, 11/15/29 (1)	70	60
8.00%, 1/15/33 (1)	65	61
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	195	184
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Chemicals – 2.2%continued
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	$104	$103
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	24
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	55	47
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32 (1)	68	66
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	72	69
Olin Corp.,
5.63%, 8/1/29	75	73
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	208
6.25%, 10/1/29 (1)	200	175
7.25%, 6/15/31 (1)	200	196
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1)	1,130	1,085
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	160	150
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	86
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	50	52
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	72
5.63%, 8/15/29 (1)	332	286
7.38%, 3/1/31 (1)	90	90
		3,974
Commercial Support Services – 1.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	47
4.88%, 7/15/32 (1)	115	107
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	583	591
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
9.75%, 7/15/27 (1)	150	151
6.00%, 6/1/29 (1)	325	299
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	175
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 204 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Commercial Support Services – 1.8%continued
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	$25	$24
4.00%, 4/15/29 (1)	100	90
Aramark Services, Inc.,
5.00%, 2/1/28 (1)	46	45
Brink's (The) Co.,
6.50%, 6/15/29 (1)	50	51
6.75%, 6/15/32 (1)	154	156
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	34	34
Deluxe Corp.,
8.13%, 9/15/29 (1)	25	25
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31	125	136
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	106	102
4.38%, 8/15/29 (1)	18	17
6.75%, 1/15/31 (1)	163	168
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	50	50
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	209	203
Reworld Holding Corp.,
5.00%, 9/1/30	50	46
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	172	170
10.88%, 8/1/29 (1)	25	24
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30 (1) (4)	50	45
Sotheby's,
7.38%, 10/15/27 (1)	200	193
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	25
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	50
Williams Scotsman, Inc.,
4.63%, 8/15/28 (1)	50	49
6.63%, 6/15/29 (1)	33	33
7.38%, 10/1/31 (1)	47	48
		3,180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Communications – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 2/15/31 (1)	$250	$240
iHeartCommunications, Inc.,
9.13%, 5/1/29 (1)	21	16
10.88%, 5/1/30 (1)	40	20
7.75%, 8/15/30 (1)	89	66
Sinclair Television Group, Inc.,
4.38%, 12/31/32 (1)	25	16
8.13%, 2/15/33 (1)	158	156
Snap, Inc.,
6.88%, 3/1/33 (1)	314	314
		828
Construction Materials – 1.4%
Advanced Drainage Systems, Inc.,
6.38%, 6/15/30 (1)	25	25
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/28 (1)	370	380
Knife River Corp.,
7.75%, 5/1/31 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	67
9.75%, 7/15/28 (1)	138	139
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,240	1,113
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	151	147
8.88%, 11/15/31 (1)	232	240
Standard Building Solutions, Inc.,
6.50%, 8/15/32 (1)	200	200
Standard Industries, Inc.,
4.75%, 1/15/28 (1)	25	24
4.38%, 7/15/30 (1)	150	139
3.38%, 1/15/31 (1)	28	24
		2,524
Consumer Cyclical – 0.6%
Carnival Corp.,
6.13%, 2/15/33 (1)	283	279
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 2/15/30 (1)	106	107
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  205 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Consumer Cyclical – 0.6%continued
EZCORP, Inc.,
7.38%, 4/1/32 (1)	$145	$147
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	51	51
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
4/15/30 (1) (5)	60	59
NCL Corp. Ltd.,
6.75%, 2/1/32 (1)	211	209
Rite Aid Corp.,
0.00%, 11/15/26 (1) (6)	3	3
11.32%, 8/30/31 (4)	4	3
15.00%, 8/30/31 (4)	12	5
15.00%, 8/30/31 (1) (4)	9	1
Rite Aid Dip Noteholder Trust,
0.00%, 5/21/28 (6) (7)	4	6
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33 (1)	59	58
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	125	101
		1,029
Consumer Non-Cyclical – 1.0%
1261229 B.C. Ltd.,
4/15/32 (1) (5)	486	483
AbbVie, Inc.,
5.20%, 3/15/35	25	25
5.60%, 3/15/55	25	25
Acadia Healthcare Co., Inc.,
7.38%, 3/15/33 (1)	792	791
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.25%, 3/15/33 (1)	73	74
Insulet Corp.,
6.50%, 4/1/33 (1)	72	73
LifePoint Health, Inc.,
8.38%, 2/15/32 (1)	112	113
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (1)	34	25
11.50%, 12/31/30 (1) (4)	24	21
6.75%, 3/31/31 (1) (4)	58	35
Prime Healthcare Services, Inc.,
9.38%, 9/1/29 (1)	53	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Consumer Non-Cyclical – 1.0%continued
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	$50	$50
4.38%, 4/30/29 (1)	100	96
		1,861
Consumer Services – 0.3%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	39
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	23
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	52
Service Corp. International,
4.63%, 12/15/27	25	24
3.38%, 8/15/30	25	22
4.00%, 5/15/31	140	127
5.75%, 10/15/32	262	258
		545
Containers & Packaging – 1.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	630	565
4.00%, 9/1/29 (1)	280	238
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](8)	100	100
4.13%, 8/15/26 (1)	200	184
Ball Corp.,
6.88%, 3/15/28	75	77
6.00%, 6/15/29	25	25
3.13%, 9/15/31	50	43
Berry Global, Inc.,
4.50%, 2/15/26 (1)	25	25
5.63%, 7/15/27 (1)	25	25
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	77	77
8.75%, 4/15/30 (1)	184	187
Crown Americas LLC,
5.25%, 4/1/30	75	73
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 206 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Containers & Packaging – 1.7%continued
Graphic Packaging International LLC,
6.38%, 7/15/32 (1)	$25	$25
LABL, Inc.,
5.88%, 11/1/28 (1)	38	30
9.50%, 11/1/28 (1)	120	101
8.63%, 10/1/31 (1)	43	32
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	498	488
9.25%, 4/15/27 (1)	40	38
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	92
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	144	143
7.25%, 5/15/31 (1)	25	24
Sealed Air Corp.,
4.00%, 12/1/27 (1)	65	63
5.00%, 4/15/29 (1)	50	49
6.50%, 7/15/32 (1)	63	64
Sealed Air Corp./Sealed Air Corp. U.S.,
6.13%, 2/1/28 (1)	25	25
7.25%, 2/15/31 (1)	29	30
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	24
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	61	65
TriMas Corp.,
4.13%, 4/15/29 (1)	50	46
		2,983
Electric – 0.1%
Long Ridge Energy LLC,
8.75%, 2/15/32 (1)	25	24
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55 (2)	50	50
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	159	157
8.63%, 3/15/33 (1)	25	24
		255
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Electric Utilities – 1.9%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (2)	$107	$108
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.95%, 7/15/55 (2)	25	24
Alpha Generation LLC,
6.75%, 10/15/32 (1)	125	125
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.95%, 12/15/54 (2)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 7.05%, 12/15/54 (2)	25	25
Calpine Corp.,
5.13%, 3/15/28 (1)	75	74
4.63%, 2/1/29 (1)	25	24
5.00%, 2/1/31 (1)	175	167
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (2)	27	27
Clearway Energy Operating LLC,
3.75%, 1/15/32 (1)	67	57
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (2)	15	15
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (2)	40	40
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (2) (3)	178	170
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54 (2)	50	48
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	22
Lightning Power LLC,
7.25%, 8/15/32 (1)	143	147
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  207 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Electric Utilities – 1.9%continued
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (2)	$41	$42
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (2) (3)	179	197
5.25%, 6/15/29 (1)	25	24
5.75%, 7/15/29 (1)	149	146
3.88%, 2/15/32 (1)	50	44
6.00%, 2/1/33 (1)	247	240
7.00%, 3/15/33 (1)	50	54
6.25%, 11/1/34 (1)	183	180
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	8	7
PG&E Corp.,
5.00%, 7/1/28	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (2)	50	49
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	75	80
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	48
4.75%, 1/15/30 (1)	50	46
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (2) (3)	136	140
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (2) (3)	308	312
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	100	100
5.63%, 2/15/27 (1)	100	100
5.00%, 7/31/27 (1)	100	99
4.38%, 5/1/29 (1)	50	48
7.75%, 10/15/31 (1)	127	133
6.88%, 4/15/32 (1)	156	159
		3,421
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Electrical Equipment – 0.9%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	$11	$10
4.13%, 4/15/29 (1)	25	23
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	838	838
6.75%, 7/15/31 (1)	154	155
Gates Corp.,
6.88%, 7/1/29 (1)	84	86
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	310	285
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	13
3.75%, 2/15/31 (1)	119	104
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	75	71
WESCO Distribution, Inc.,
6.63%, 3/15/32 (1)	38	39
		1,624
Energy – 0.3%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	101	103
Aris Water Holdings LLC,
7.25%, 4/1/30 (1)	25	25
Buckeye Partners L.P.,
6.75%, 2/1/30 (1)	43	44
Chord Energy Corp.,
6.75%, 3/15/33 (1)	35	35
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1)	53	51
Kimmeridge Texas Gas LLC,
8.50%, 2/15/30 (1)	128	128
Matador Resources Co.,
6.25%, 4/15/33 (1)	25	24
Sunoco L.P.,
6.25%, 7/1/33 (1)	108	108
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	37	37
		555
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 208 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Engineering & Construction – 0.3%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	$50	$47
6.88%, 8/15/32 (1)	25	25
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	382	364
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	39
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	49
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	22
		571
Entertainment Content – 0.5%
AMC Networks, Inc.,
4.25%, 2/15/29	75	56
Lions Gate Capital Holdings 1, Inc.,
5.50%, 4/15/29 (1)	66	61
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	50	41
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	84
TEGNA, Inc.,
5.00%, 9/15/29	25	23
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	89	88
8.00%, 8/15/28 (1)	194	195
4.50%, 5/1/29 (1)	150	133
7.38%, 6/30/30 (1)	65	62
8.50%, 7/31/31 (1)	178	174
		917
Finance Companies – 0.4%
Apollo Debt Solutions BDC,
6.90%, 4/13/29	11	11
6.70%, 7/29/31	35	36
6.55%, 3/15/32 (1)	25	25
Ares Capital Corp.,
5.80%, 3/8/32	15	15
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	15
Blue Owl Technology Finance Corp.,
6.75%, 4/4/29	14	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Finance Companies – 0.4%continued
Bread Financial Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35 (1) (2)	$42	$41
Freedom Mortgage Holdings LLC,
8.38%, 4/1/32 (1)	42	41
Golub Capital Private Credit Fund,
5.88%, 5/1/30 (1)	20	20
HPS Corporate Lending Fund,
6.75%, 1/30/29	26	27
OneMain Finance Corp.,
6.75%, 3/15/32	182	179
PennyMac Financial Services, Inc.,
6.88%, 2/15/33 (1)	115	114
Sixth Street Lending Partners,
6.13%, 7/15/30 (1)	20	20
SLM Corp.,
6.50%, 1/31/30	63	65
Walker & Dunlop, Inc.,
6.63%, 4/1/33 (1)	54	54
		677
Food – 2.3%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	68
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	103
Chobani Holdco II LLC,
8.75%, 10/1/29 (1) (4)	301	327
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	120	116
7.63%, 7/1/29 (1)	163	168
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	25	25
6.00%, 6/15/30 (1)	94	93
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	685	707
9.63%, 9/15/32 (1)	442	454
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	29	29
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	19
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  209 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Food – 2.3%continued
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	$25	$23
4.38%, 1/31/32 (1)	158	144
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	26
Post Holdings, Inc.,
5.50%, 12/15/29 (1)	100	97
4.63%, 4/15/30 (1)	50	47
4.50%, 9/15/31 (1)	25	23
6.38%, 3/1/33 (1)	60	59
6.25%, 10/15/34 (1)	489	482
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	1,234	1,144
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31 (1)	50	46
		4,200
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	38
Magnera Corp.,
7.25%, 11/15/31 (1)	27	26
		64
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	100	96
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	100	99
5.88%, 4/1/29 (1)	100	90
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	23
		308
Health Care Facilities & Services – 3.2%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	49
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	182	169
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Health Care Facilities & Services – 3.2%continued
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27 (1)	$325	$310
8.00%, 12/15/27 (1)	96	95
6.00%, 1/15/29 (1)	149	132
6.88%, 4/15/29 (1)	50	32
6.13%, 4/1/30 (1)	75	45
5.25%, 5/15/30 (1)	309	255
4.75%, 2/15/31 (1)	111	88
10.88%, 1/15/32 (1)	293	289
Concentra Escrow Issuer Corp.,
6.88%, 7/15/32 (1)	313	319
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (2)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (2)	50	50
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	92
6.88%, 9/1/32 (1)	34	34
Encompass Health Corp.,
4.75%, 2/1/30	75	72
4.63%, 4/1/31	31	29
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	28	26
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	46	44
HCA, Inc.,
6.00%, 4/1/54	25	24
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	107	100
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	55	58
11.00%, 10/15/30 (1)	214	233
10.00%, 6/1/32 (1)	125	119
ModivCare, Inc.,
5.00%, 10/1/29 (1)	25	7
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	75	71
3.88%, 5/15/32 (1)	73	64
6.25%, 1/15/33 (1)	72	71
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	38	36
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 210 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Health Care Facilities & Services – 3.2%continued
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	$50	$42
Radiology Partners, Inc.,
7.78%, 1/31/29 (1) (4)	46	46
Select Medical Corp.,
6.25%, 12/1/32 (1)	25	24
Star Parent, Inc.,
9.00%, 10/1/30 (1)	137	135
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1)	1,691	1,672
Tenet Healthcare Corp.,
6.25%, 2/1/27	50	50
5.13%, 11/1/27	150	148
6.13%, 10/1/28	150	149
4.25%, 6/1/29	75	71
4.38%, 1/15/30	25	24
6.13%, 6/15/30	125	124
6.75%, 5/15/31	240	243
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	105	105
		5,817
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	34	31
Newell Brands, Inc.,
6.38%, 9/15/27	25	25
6.63%, 9/15/29	50	50
6.38%, 5/15/30	25	24
6.63%, 5/15/32	25	24
6.88%, 4/1/36	25	24
7.00%, 4/1/46	25	22
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29	3	3
4.00%, 4/1/31	50	44
4.38%, 2/1/32	50	44
Somnigroup International, Inc.,
4.00%, 4/15/29 (1)	50	47
3.88%, 10/15/31 (1)	25	22
		360
Home Construction – 1.1%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	175	177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Home Construction – 1.1%continued
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	$50	$50
4.63%, 8/1/29 (1)	50	45
4.63%, 4/1/30 (1)	75	68
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	11	11
7.25%, 10/15/29	50	49
7.50%, 3/15/31 (1)	84	81
Century Communities, Inc.,
3.88%, 8/15/29 (1)	100	90
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	15
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	71	73
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	50	49
Griffon Corp.,
5.75%, 3/1/28	100	98
JELD-WEN, Inc.,
7.00%, 9/1/32 (1)	176	156
K Hovnanian Enterprises, Inc.,
11.75%, 9/30/29 (1)	192	205
KB Home,
7.25%, 7/15/30	100	103
4.00%, 6/15/31	25	22
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	81	84
4.00%, 7/15/29 (1)	25	22
7.00%, 11/15/32 (1)	97	92
Masterbrand, Inc.,
7.00%, 7/15/32 (1)	25	25
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	50	50
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	23
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	75
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	48
4.75%, 4/1/29	25	24
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  211 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Home Construction – 1.1%continued
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	$77	$79
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	49
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	47
		1,935
Household Products – 0.1%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	23
4.13%, 4/30/31 (1)	34	30
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	98	96
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	25
3.75%, 4/1/31 (1)	25	22
Spectrum Brands, Inc.,
3.88%, 3/15/31 (1)	8	7
		203
Industrial Intermediate Products – 0.4%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	110	114
9.50%, 1/1/31 (1)	310	331
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	123	114
12.25%, 11/15/26 (1)	45	42
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	73
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	23
		697
Industrial Support Services – 0.6%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	22
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	84	78
4.75%, 10/15/29 (1)	52	49
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	100	98
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Industrial Support Services – 0.6%continued
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	$75	$77
8.00%, 3/15/33 (1)	77	78
Herc Holdings, Inc.,
6.63%, 6/15/29 (1)	67	67
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	75	69
Resideo Funding, Inc.,
6.50%, 7/15/32 (1)	105	105
United Rentals North America, Inc.,
6.00%, 12/15/29 (1)	50	51
5.25%, 1/15/30	125	123
4.00%, 7/15/30	100	92
3.88%, 2/15/31	50	45
3.75%, 1/15/32	50	44
6.13%, 3/15/34 (1)	25	25
Velocity Vehicle Group LLC,
8.00%, 6/1/29 (1)	25	26
		1,049
Institutional Financial Services – 0.5%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	200	181
3.63%, 10/1/31 (1)	175	148
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 7.56%, 8/10/25 (2) (3)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30 (2) (3)	75	76
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (2) (3)	168	164
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	94
6.13%, 11/1/32 (1)	50	49
State Street Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 3/15/29 (2) (3)	28	29
StoneX Group, Inc.,
7.88%, 3/1/31 (1)	25	26
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 212 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Institutional Financial Services – 0.5%continued
VFH Parent LLC/Valor Co-Issuer, Inc.,
7.50%, 6/15/31 (1)	$25	$26
		843
Insurance – 3.5%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	75	77
4.25%, 2/15/29 (1)	50	47
8.50%, 6/15/29 (1)	50	52
6.00%, 8/1/29 (1)	25	24
7.50%, 11/6/30 (1)	125	127
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	161	155
6.75%, 10/15/27 (1)	155	154
6.75%, 4/15/28 (1)	50	50
5.88%, 11/1/29 (1)	199	192
7.00%, 1/15/31 (1)	269	270
6.50%, 10/1/31 (1)	25	25
7.38%, 10/1/32 (1)	180	181
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	32	32
4.88%, 6/30/29 (1)	36	34
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	93	92
AssuredPartners, Inc.,
5.63%, 1/15/29 (1)	50	50
7.50%, 2/15/32 (1)	521	556
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	50	51
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (2)	48	48
HUB International Ltd.,
7.25%, 6/15/30 (1)	653	673
7.38%, 1/31/32 (1)	2,423	2,467
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	568	579
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Insurance – 3.5%continued
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	$36	$34
5.88%, 8/1/32 (1)	150	148
USI, Inc./NY,
7.50%, 1/15/32 (1)	110	112
		6,230
Internet Media & Services – 0.1%
ANGI Group LLC,
3.88%, 8/15/28 (1)	82	74
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	23
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	50	49
Match Group Holdings II LLC,
4.63%, 6/1/28 (1)	11	10
3.63%, 10/1/31 (1)	10	9
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	18
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	14
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	20
		217
IT Services – 0.2%
Amentum Holdings, Inc.,
7.25%, 8/1/32 (1)	75	74
ASGN, Inc.,
4.63%, 5/15/28 (1)	75	72
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 4/15/26 (1) (4) (9)	88	13
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	105	106
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	50	50
KBR, Inc.,
4.75%, 9/30/28 (1)	54	51
Science Applications International Corp.,
4.88%, 4/1/28 (1)	35	33
		399
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  213 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Leisure Facilities & Services – 5.1%
Affinity Interactive,
6.88%, 12/15/27 (1)	$50	$38
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	25	23
7.50%, 2/15/29 (1)	75	56
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	740	683
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	96	90
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1)	125	115
7.00%, 2/15/30 (1)	147	149
6.50%, 2/15/32 (1)	180	179
6.00%, 10/15/32 (1)	63	59
Carnival Corp.,
7.63%, 3/1/26 (1)	175	175
5.75%, 3/1/27 (1)	150	150
7.88%, 6/1/27	25	26
6.65%, 1/15/28	25	26
6.00%, 5/1/29 (1)	306	304
7.00%, 8/15/29 (1)	25	26
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	25	25
4.75%, 1/15/28 (1)	25	24
5.75%, 4/1/30 (1)	245	240
6.75%, 5/1/31 (1)	136	137
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	24
7.00%, 8/1/32 (1)	48	48
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	25	25
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	95	88
6.75%, 1/15/30 (1)	134	116
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	49
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	42
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	25	23
4.00%, 5/1/31 (1)	175	158
3.63%, 2/15/32 (1)	110	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Leisure Facilities & Services – 5.1%continued
5.88%, 3/15/33 (1)	$184	$182
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29 (1)	100	94
4.88%, 7/1/31 (1)	100	88
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	100	96
Life Time, Inc.,
6.00%, 11/15/31 (1)	225	223
Light & Wonder International, Inc.,
7.00%, 5/15/28 (1)	100	100
7.50%, 9/1/31 (1)	83	85
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	35	36
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	62	62
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	100	100
6.50%, 5/15/27 (1)	25	25
4.75%, 10/15/27 (1)	146	142
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1)	25	23
MGM Resorts International,
4.75%, 10/15/28	50	48
6.13%, 9/15/29	88	87
6.50%, 4/15/32	75	74
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	63	59
Mohegan Tribal Gaming Authority,
8.00%, 2/1/26 (1)	50	50
NCL Corp. Ltd.,
8.13%, 1/15/29 (1)	55	58
7.75%, 2/15/29 (1)	51	53
6.25%, 3/1/30 (1)	55	54
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	79	79
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	125	111
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	37
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 214 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Leisure Facilities & Services – 5.1%continued
5.88%, 9/1/31 (1)	$140	$93
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	467	496
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26 (1)	50	50
5.38%, 7/15/27 (1)	50	50
7.50%, 10/15/27	50	52
5.63%, 9/30/31 (1)	251	246
6.00%, 2/1/33 (1)	222	222
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	53	52
10.75%, 11/15/29 (1)	119	120
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	583	550
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	75	71
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	25
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	100	100
5.25%, 7/15/29	25	24
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32 (1)	459	463
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	24
4.63%, 12/1/31 (1)	106	95
6.63%, 3/15/32 (1)	41	41
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	76
4.63%, 3/1/30 (1)	50	47
Vail Resorts, Inc.,
6.50%, 5/15/32 (1)	49	50
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	160	159
9.13%, 7/15/31 (1)	199	213
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	84	83
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	75	73
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Leisure Facilities & Services – 5.1%continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	$50	$49
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	176	169
7.13%, 2/15/31 (1)	99	102
6.25%, 3/15/33 (1)	138	134
Yum! Brands, Inc.,
5.38%, 4/1/32	100	97
		9,186
Leisure Products – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	109	83
Mattel, Inc.,
5.45%, 11/1/41	50	46
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	25	23
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	45	44
		196
Machinery – 1.5%
Amsted Industries, Inc.,
4.63%, 5/15/30 (1)	25	23
Esab Corp.,
6.25%, 4/15/29 (1)	57	58
Madison IAQ LLC,
4.13%, 6/30/28 (1)	59	56
5.88%, 6/30/29 (1)	1,307	1,235
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	53
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	930	956
Terex Corp.,
5.00%, 5/15/29 (1)	110	105
6.25%, 10/15/32 (1)	60	58
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	50	54
14.50%, 10/15/28 (1) (4)	54	56
		2,654
Medical Equipment & Devices – 1.1%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	110	106
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  215 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Medical Equipment & Devices – 1.1%continued
3.88%, 11/1/29 (1)	$108	$100
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	310	322
Embecta Corp.,
5.00%, 2/15/30 (1)	25	22
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	98	92
5.25%, 10/1/29 (1)	290	278
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	86	87
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	75	79
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	839	853
		1,939
Metals & Mining – 1.9%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	104	106
11.50%, 10/1/31 (1)	292	318
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,790	1,802
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	24
Constellium S.E.,
3.75%, 4/15/29 (1)	250	226
6.38%, 8/15/32 (1)	250	244
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	25	23
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	129	123
4.50%, 6/1/31 (1)	240	212
Murray Energy Corp.,
12.00%, 4/15/24 (1) (6) (9)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (6) (9)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	25	24
4.75%, 1/30/30 (1)	95	89
3.88%, 8/15/31 (1)	252	219
		3,410
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Services & Equipment – 1.5%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	$9	$9
6.25%, 4/1/28 (1)	150	150
6.63%, 9/1/32 (1)	160	161
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	25	25
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	38	39
Global Marine, Inc.,
7.00%, 6/1/28	100	94
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	75	80
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	143	146
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	27	25
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	118	116
8.88%, 8/15/31 (1)	75	65
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	33
Noble Finance II LLC,
8.00%, 4/15/30 (1)	146	146
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
Star Holding LLC,
8.75%, 8/1/31 (1)	76	73
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	52	53
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	45	46
Transocean, Inc.,
8.00%, 2/1/27 (1)	161	161
8.25%, 5/15/29 (1)	72	70
8.75%, 2/15/30 (1)	43	45
7.50%, 4/15/31	75	66
8.50%, 5/15/31 (1)	103	100
6.80%, 3/15/38	171	131
9.35%, 12/15/41	50	41
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 216 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Services & Equipment – 1.5%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	$50	$50
7.13%, 3/15/29 (1)	118	120
Valaris Ltd.,
8.38%, 4/30/30 (1)	204	204
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	342	347
		2,614
Oil & Gas Supply Chain – 6.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/1/27 (1)	75	75
6.63%, 2/1/32 (1)	50	51
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	86	105
5.88%, 6/30/29 (1)	45	44
6.63%, 10/15/32 (1)	25	25
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	72
7.25%, 7/15/32 (1)	86	89
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	70	71
5.85%, 11/15/43	25	22
5.60%, 10/15/44	32	27
California Resources Corp.,
8.25%, 6/15/29 (1)	50	51
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	75	75
8.38%, 1/15/29 (1)	243	247
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	25	25
8.38%, 7/1/28 (1)	3	3
8.63%, 11/1/30 (1)	132	136
8.75%, 7/1/31 (1)	162	166
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	51	47
CNX Resources Corp.,
6.00%, 1/15/29 (1)	25	25
7.38%, 1/15/31 (1)	50	51
7.25%, 3/1/32 (1)	48	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Supply Chain – 6.1%continued
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	$76	$74
6.75%, 3/1/29 (1)	29	28
5.88%, 1/15/30 (1)	162	153
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	254
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	177	175
7.38%, 1/15/33 (1)	170	164
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	125	129
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	49	46
Encino Acquisition Partners Holdings LLC,
8.75%, 5/1/31 (1)	37	39
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (2)	100	105
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (2)	110	112
EQM Midstream Partners L.P.,
7.50%, 6/1/27 (1)	25	25
6.50%, 7/1/27 (1)	25	26
4.50%, 1/15/29 (1)	70	68
6.38%, 4/1/29 (1)	55	56
7.50%, 6/1/30 (1)	50	54
4.75%, 1/15/31 (1)	50	48
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	9	9
7.75%, 2/1/28	90	91
8.25%, 1/15/29	75	77
8.88%, 4/15/30	52	54
7.88%, 5/15/32	146	147
8.00%, 5/15/33	89	90
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	62	63
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	295	298
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  217 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Supply Chain – 6.1%continued
7.50%, 5/15/32 (1)	$70	$72
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	75	74
6.50%, 6/1/29 (1)	78	80
5.50%, 10/15/30 (1)	50	49
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	51	49
6.00%, 4/15/30 (1)	27	26
6.00%, 2/1/31 (1)	75	70
8.38%, 11/1/33 (1)	113	116
6.88%, 5/15/34 (1)	106	100
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28 (1)	130	136
7.38%, 7/15/32 (1)	119	122
ITT Holdings LLC,
6.50%, 8/1/29 (1)	262	242
Kinetik Holdings L.P.,
6.63%, 12/15/28 (1)	25	25
5.88%, 6/15/30 (1)	60	59
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	25	24
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32 (1)	78	78
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	100	106
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	25
6.50%, 4/15/32 (1)	124	123
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31 (1)	19	18
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	48
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1)	50	42
NFE Financing LLC,
12.00%, 11/15/29 (1)	227	191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Supply Chain – 6.1%continued
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	$182	$183
8.38%, 2/15/32 (1)	316	317
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	304	305
8.75%, 6/15/31 (1)	81	83
NuStar Logistics L.P.,
6.38%, 10/1/30	75	76
ONEOK, Inc.,
5.38%, 6/1/29	50	51
5.05%, 4/1/45	25	22
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	150	139
7.88%, 9/15/30 (1)	67	59
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	75	75
8.00%, 4/15/27 (1)	50	51
5.88%, 7/1/29 (1)	50	49
7.00%, 1/15/32 (1)	101	103
6.25%, 2/1/33 (1)	94	94
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.69%, 5/8/25 (3) (10)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	93	95
Range Resources Corp.,
8.25%, 1/15/29	50	51
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	25
4.95%, 7/15/29 (1)	25	24
4.80%, 5/15/30 (1)	25	23
6.88%, 4/15/40 (1)	50	49
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp.,
7.88%, 11/1/28 (1)	68	70
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
7.00%, 8/1/32 (1)	50	49
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	75
7.00%, 9/15/28 (1)	50	51
4.50%, 4/30/30	50	47
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 218 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Oil & Gas Supply Chain – 6.1%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	$30	$29
7.38%, 2/15/29 (1)	171	172
6.00%, 12/31/30 (1)	53	50
6.00%, 9/1/31 (1)	50	47
Talos Production, Inc.,
9.00%, 2/1/29 (1)	25	26
9.38%, 2/1/31 (1)	86	87
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	93	87
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	76
4.13%, 8/15/31 (1)	75	68
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	25	26
9.50%, 2/1/29 (1)	366	392
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (2) (3)	671	637
8.38%, 6/1/31 (1)	248	252
9.88%, 2/1/32 (1)	422	448
Viper Energy, Inc.,
5.38%, 11/1/27 (1)	50	50
Vital Energy, Inc.,
9.75%, 10/15/30	64	65
7.88%, 4/15/32 (1)	249	232
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	68	66
		10,867
Other Industrial – 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	135	128
Williams Scotsman, Inc.,
6.63%, 4/15/30 (1)	79	80
		208
Publishing & Broadcasting – 1.5%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	206	199
7.75%, 4/15/28 (1)	133	114
9.00%, 9/15/28 (1)	136	140
7.50%, 6/1/29 (1)	223	184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Publishing & Broadcasting – 1.5%continued
7.88%, 4/1/30 (1)	$971	$952
Gray Media, Inc.,
7.00%, 5/15/27 (1)	32	31
10.50%, 7/15/29 (1)	122	127
4.75%, 10/15/30 (1)	100	63
5.38%, 11/15/31 (1)	50	31
Lamar Media Corp.,
4.00%, 2/15/30	75	70
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	610	600
7.38%, 9/1/31 (1)	25	25
News Corp.,
5.13%, 2/15/32 (1)	125	119
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	50	31
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	47
5.50%, 3/1/30 (1)	25	19
		2,752
Real Estate Investment Trusts – 2.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	62	59
Diversified Healthcare Trust,
9.75%, 6/15/25	47	47
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	318	294
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	50	49
5.25%, 3/15/28 (1)	50	49
5.00%, 7/15/28 (1)	25	24
7.00%, 2/15/29 (1)	25	25
5.25%, 7/15/30 (1)	180	173
4.50%, 2/15/31 (1)	100	92
5.63%, 7/15/32 (1)	52	50
6.25%, 1/15/33 (1)	97	96
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	100	90
4.63%, 8/1/29	75	57
3.50%, 3/15/31	50	33
8.50%, 2/15/32 (1)	194	198
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  219 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Real Estate Investment Trusts – 2.1%continued
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	$50	$49
4.88%, 5/15/29 (1)	75	70
7.00%, 2/1/30 (1)	70	70
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29 (1)	49	48
Prologis L.P.,
5.25%, 6/15/53	75	71
5.25%, 3/15/54	100	95
RHP Hotel Properties L.P./RHP Finance Corp.,
7.25%, 7/15/28 (1)	50	51
4.50%, 2/15/29 (1)	25	24
6.50%, 4/1/32 (1)	252	251
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	73
4.00%, 9/15/29 (1)	139	125
SBA Communications Corp.,
3.13%, 2/1/29	83	76
Service Properties Trust,
5.25%, 2/15/26	50	50
4.75%, 10/1/26	50	49
4.95%, 10/1/29	100	83
4.38%, 2/15/30	50	39
8.63%, 11/15/31 (1)	279	294
8.88%, 6/15/32	91	90
Starwood Property Trust, Inc.,
6.50%, 7/1/30 (1)	68	68
10/15/30 (1) (5)	73	72
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	22
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	462	491
4.75%, 4/15/28 (1)	25	24
6.50%, 2/15/29 (1)	75	67
XHR L.P.,
4.88%, 6/1/29 (1)	50	47
6.63%, 5/15/30 (1)	48	47
		3,782
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
7.75%, 9/1/30 (1)	$50	$52
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	125	121
4.13%, 2/1/29 (1)	50	46
4.38%, 2/1/31 (1)	42	37
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	50	45
		301
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	159	142
7.00%, 4/15/30	86	77
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	75	61
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	242	225
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	25
8.88%, 9/1/31 (1)	86	91
		621
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	73
4.63%, 1/15/27 (1)	100	99
6.50%, 2/15/28 (1)	100	102
3.50%, 3/15/29 (1)	63	58
4.88%, 2/15/30 (1)	85	81
Arko Corp.,
5.13%, 11/15/29 (1)	25	20
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	90
Kroger (The) Co.,
5.00%, 9/15/34	50	49
5.65%, 9/15/64	75	71
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	56	57
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 220 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Retail - Consumer Staples – 0.4%continued
4.80%, 11/18/44	$44	$40
4.65%, 6/1/46	25	22
		762
Retail - Discretionary – 3.0%
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	24
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	23
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	48
4.75%, 4/1/28 (1)	75	69
Bath & Body Works, Inc.,
6.63%, 10/1/30 (1)	25	25
6.75%, 7/1/36	100	100
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (4)	25	23
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	100	100
4.13%, 5/15/29 (1)	25	25
6.50%, 8/1/30 (1)	99	104
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	150	143
4.25%, 2/1/32 (1)	175	157
6.38%, 6/15/32 (1)	100	100
6.38%, 3/1/34 (1)	148	147
Carvana Co.,
9.00%, 6/1/30 (1) (4)	175	185
9.00%, 6/1/31 (1) (4)	327	363
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	42
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	17	18
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	20
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	23
3.88%, 10/1/31 (1)	25	22
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	46	43
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Retail - Discretionary – 3.0%continued
Hertz (The) Corp.,
12.63%, 7/15/29 (1)	$29	$26
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	24
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	43
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	137	129
8.25%, 8/1/31 (1)	120	125
Liberty Interactive LLC,
8.25%, 2/1/30	25	10
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	121
3.88%, 6/1/29 (1)	50	46
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	21	20
4.50%, 12/15/34	50	40
5.13%, 1/15/42	125	85
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	175	166
Nordstrom, Inc.,
4.38%, 4/1/30	25	22
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	75	70
6.38%, 11/1/32 (1)	740	717
QVC, Inc.,
6.88%, 4/15/29 (1)	8	5
5.45%, 8/15/34	25	12
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	46
4.88%, 11/15/31 (1)	50	45
Staples, Inc.,
10.75%, 9/1/29 (1)	144	130
12.75%, 1/15/30 (1)	88	60
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	1,126	1,152
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	459	441
		5,341
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  221 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Semiconductors – 0.2%continued
Coherent Corp.,
5.00%, 12/15/29 (1)	$198	$189
Entegris, Inc.,
4.75%, 4/15/29 (1)	66	63
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	50	47
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	46
		370
Software – 4.1%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	2,376	2,229
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	119	117
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	121	124
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	22
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	17	15
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	123	106
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	206	191
4.88%, 7/1/29 (1)	147	131
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	614	597
9.00%, 9/30/29 (1)	955	953
8.25%, 6/30/32 (1)	429	436
Consensus Cloud Solutions, Inc.,
6.50%, 10/15/28 (1)	25	25
Elastic N.V.,
4.13%, 7/15/29 (1)	74	69
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	122	120
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	51
7.13%, 9/30/30 (1)	75	77
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	24	21
5.50%, 5/1/28 (1)	34	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Software – 4.1%continued
McAfee Corp.,
7.38%, 2/15/30 (1)	$128	$113
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	77
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	150	149
6.50%, 6/1/32 (1)	287	290
Twilio, Inc.,
3.63%, 3/15/29	22	20
3.88%, 3/15/31	80	72
UKG, Inc.,
6.88%, 2/1/31 (1)	1,259	1,277
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	40
		7,336
Specialty Finance – 3.6%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	184
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	75	70
6.70%, 2/14/33	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.65%, 1/17/40 (2)	10	10
Azorra Finance Ltd.,
7.75%, 4/15/30 (1)	58	58
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	106	101
7.75%, 12/1/29 (1)	45	46
Block, Inc.,
2.75%, 6/1/26	41	40
3.50%, 6/1/31	6	5
6.50%, 5/15/32 (1)	352	355
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	420	437
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	50	53
CPI CG, Inc.,
10.00%, 7/15/29 (1)	25	27
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 222 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Specialty Finance – 3.6%continued
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	$79	$79
Fair Isaac Corp.,
4.00%, 6/15/28 (1)	17	16
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	48
5.63%, 1/1/30 (1)	25	24
6.88%, 3/1/32 (1)	75	76
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 5/1/28 (1)	133	130
7.88%, 12/1/30 (1)	136	142
7.00%, 5/1/31 (1)	276	280
7.00%, 6/15/32 (1)	211	214
5.88%, 4/15/33 (1)	136	130
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	75
6.63%, 1/15/27 (1)	125	124
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	56	57
9.13%, 5/15/31 (1)	58	58
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	50
9.50%, 2/15/29 (1)	75	80
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	25	24
4.75%, 6/15/29 (1)	50	48
7.00%, 7/15/31 (1)	70	72
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	15
6.13%, 4/1/28 (1)	50	40
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	50
6.50%, 8/1/29 (1)	178	180
5.13%, 12/15/30 (1)	58	58
5.75%, 11/15/31 (1)	46	46
7.13%, 2/1/32 (1)	203	211
Navient Corp.,
6.75%, 6/25/25	75	75
6.75%, 6/15/26	75	75
5.00%, 3/15/27	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Specialty Finance – 3.6%continued
5.50%, 3/15/29	$50	$47
9.38%, 7/25/30	125	133
11.50%, 3/15/31	50	56
OneMain Finance Corp.,
7.13%, 3/15/26	100	101
6.63%, 1/15/28	75	76
6.63%, 5/15/29	89	89
5.38%, 11/15/29	37	35
7.88%, 3/15/30	92	95
4.00%, 9/15/30	112	99
7.50%, 5/15/31	75	76
7.13%, 11/15/31	95	96
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	47
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	47
7.88%, 12/15/29 (1)	76	79
7.13%, 11/15/30 (1)	56	57
5.75%, 9/15/31 (1)	100	95
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29 (1)	50	48
PRA Group, Inc.,
8.38%, 2/1/28 (1)	50	51
8.88%, 1/31/30 (1)	25	26
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	75	75
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	26	25
3.88%, 3/1/31 (1)	125	112
4.00%, 10/15/33 (1)	200	172
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	157	158
SLM Corp.,
3.13%, 11/2/26	143	138
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	37	38
6.00%, 4/15/30 (1)	92	90
Synchrony Financial,
7.25%, 2/2/33	50	51
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  223 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Specialty Finance – 3.6%continued
5.50%, 4/15/29 (1)	$100	$96
UWM Holdings LLC,
6.63%, 2/1/30 (1)	116	115
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	25
		6,410
Steel – 2.4%
ATI, Inc.,
5.88%, 12/1/27	838	832
4.88%, 10/1/29	53	50
7.25%, 8/15/30	65	67
5.13%, 10/1/31	151	141
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	157	157
Carpenter Technology Corp.,
6.38%, 7/15/28	75	75
7.63%, 3/15/30	51	53
Cleveland-Cliffs, Inc.,
5.88%, 6/1/27	50	50
6.88%, 11/1/29 (1)	68	67
6.75%, 4/15/30 (1)	25	24
4.88%, 3/1/31 (1)	50	43
7.00%, 3/15/32 (1)	50	48
7.38%, 5/1/33 (1)	61	59
Commercial Metals Co.,
4.13%, 1/15/30	25	23
4.38%, 3/15/32	25	23
Specialty Steel Supply, Inc.,
14.44%, 11/15/26 (1) (6) (7)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	23
		4,225
Technology – 0.1%
Gen Digital, Inc.,
6.25%, 4/1/33 (1)	25	25
Synopsys, Inc.,
5.70%, 4/1/55	25	25
WEX, Inc.,
6.50%, 3/15/33 (1)	120	118
Xerox Corp.,
10/15/30 (1) (5)	24	24
		192
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Technology Hardware – 0.8%
CommScope LLC,
8.25%, 3/1/27 (1)	$50	$47
7.13%, 7/1/28 (1)	100	88
4.75%, 9/1/29 (1)	166	148
9.50%, 12/15/31 (1)	100	103
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	25	22
Diebold Nixdorf, Inc.,
7.75%, 3/31/30 (1)	56	58
Imola Merger Corp.,
4.75%, 5/15/29 (1)	265	252
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	133	144
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	48
5.13%, 4/15/29 (1)	30	29
Seagate HDD Cayman,
8.25%, 12/15/29	40	43
4.13%, 1/15/31	105	95
8.50%, 7/15/31	40	42
9.63%, 12/1/32	73	82
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	69
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	22
7.50%, 5/30/31 (1)	25	19
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	37	34
Western Digital Corp.,
4.75%, 2/15/26	75	75
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	73	74
		1,494
Telecommunications – 2.7%
Cogent Communications Group LLC,
7.00%, 6/15/27 (1)	75	76
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
EchoStar Corp.,
10.75%, 11/30/29	588	618
6.75%, 11/30/30 (4)	512	464
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 224 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Telecommunications – 2.7%continued
Embarq LLC,
8.00%, 6/1/36	$50	$20
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	121	121
5.00%, 5/1/28 (1)	163	161
6.75%, 5/1/29 (1)	125	126
5.88%, 11/1/29	72	72
6.00%, 1/15/30 (1)	132	132
8.75%, 5/15/30 (1)	439	462
8.63%, 3/15/31 (1)	81	86
Frontier North, Inc.,
6.73%, 2/15/28	25	25
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	41
Intelsat Jackson Holdings S.A.,
6.50%, 3/15/30 (1)	25	24
Level 3 Financing, Inc.,
3.63%, 1/15/29 (1)	50	37
10.50%, 4/15/29 (1)	234	257
4.88%, 6/15/29 (1)	230	194
3.75%, 7/15/29 (1)	25	18
11.00%, 11/15/29 (1)	353	394
4.50%, 4/1/30 (1)	145	116
10.50%, 5/15/30 (1)	231	248
3.88%, 10/15/30 (1)	8	6
10.75%, 12/15/30 (1)	155	171
4.00%, 4/15/31 (1)	25	19
10.00%, 10/15/32 (1)	25	25
Lumen Technologies, Inc.,
4.13%, 4/15/29 (1)	10	10
4.13%, 4/15/30 (1)	60	56
10.00%, 10/15/32 (1)	93	93
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	357	363
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	238	217
6.13%, 3/1/28 (1)	109	91
		4,768
Transportation – 0.1%
Avis Budget Car Rental LLC/Avis Budget,
8.25%, 1/15/30	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Transportation – 0.1%continued
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	$25	$24
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	48	49
		97
Transportation & Logistics – 0.7%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	48
American Airlines, Inc.,
7.25%, 2/15/28 (1)	50	50
8.50%, 5/15/29 (1)	178	181
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	10	10
5.75%, 4/20/29 (1)	175	171
Clue Opco LLC,
9.50%, 10/15/31 (1)	42	42
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	23
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	119	119
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	167	165
OneSky Flight LLC,
8.88%, 12/15/29 (1)	79	80
Rand Parent LLC,
8.50%, 2/15/30 (1)	72	71
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1) (6) (9)	30	26
8.00%, 9/20/25 (1) (6) (9)	25	22
United Airlines, Inc.,
4.63%, 4/15/29 (1)	144	136
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	50	50
XPO, Inc.,
6.25%, 6/1/28 (1)	50	50
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,296
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  225 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.4% continued
Transportation Equipment – 0.4%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	$25	$24
3.75%, 1/30/31 (1)	50	45
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	51
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	75	78
Wabash National Corp.,
4.50%, 10/15/28 (1)	567	509
		707
Wholesale - Consumer Staples – 0.7%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	21
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	106	109
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	155	145
6.13%, 9/15/32 (1)	100	99
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	50	51
4.75%, 2/15/29 (1)	125	121
4.63%, 6/1/30 (1)	5	5
7.25%, 1/15/32 (1)	561	583
5.75%, 4/15/33 (1)	25	24
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	66	65
		1,223
Wholesale - Discretionary – 0.1%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	25	25
OPENLANE, Inc.,
5.13%, 6/1/25 (1)	14	14
Veritiv Operating Co.,
10.50%, 11/30/30 (1)	57	60
		99
Total Corporate Bonds
(Cost $142,874)		140,433

FOREIGN ISSUER BONDS – 8.6%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
7.88%, 4/15/27 (1)	71	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Aerospace & Defense – 0.4%continued
6.00%, 2/15/28 (1)	$140	$138
7.50%, 2/1/29 (1)	25	26
8.75%, 11/15/30 (1)	146	154
7.25%, 7/1/31 (1)	86	86
7.00%, 6/1/32 (1)	86	86
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	200	199
		760
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(2)	115	110
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	200	180
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (2) (3)	200	219
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (2)	200	180
		579
Basic Industry – 0.1%
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	25	25
New Gold, Inc.,
6.88%, 4/1/32 (1)	60	61
		86
Biotechnology & Pharmaceuticals – 0.1%
1375209 B.C. Ltd.,
9.00%, 1/30/28 (1)	72	72
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	146	142
4.10%, 10/1/46	25	18
		232
Cable & Satellite – 0.1%
Sunrise FinCo I B.V.,
4.88%, 7/15/31 (1)	200	182
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 226 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Cable & Satellite – 0.1%continued
Videotron Ltd.,
3.63%, 6/15/29 (1)	$50	$47
		229
Capital Goods – 0.2%
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32(1)	400	390
Chemicals – 0.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	25	25
Methanex Corp.,
5.13%, 10/15/27	25	24
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	25
8.50%, 11/15/28 (1)	100	106
4.25%, 5/15/29 (1)	25	24
9.00%, 2/15/30 (1)	50	54
7.00%, 12/1/31 (1)	50	52
		310
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	96	93
7.75%, 2/15/28 (1)	145	149
6.00%, 6/1/29 (1)	99	93
8.25%, 8/1/32 (1)	177	173
8.38%, 11/15/32 (1)	160	157
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	31	31
		696
Communications – 0.0%
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55(2)	25	25
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, 6/30/27 (1) (4)	207	12
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	605	588
		600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	$200	$217
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.4%
TK Elevator Holdco GmbH,
6.63%, 7/15/28 [EUR](8)	90	98
7.63%, 7/15/28 (1)	400	400
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](8)	100	108
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	196
		802
Energy – 0.0%
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (1) (2)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (1) (2)	25	26
		51
Finance Companies – 0.0%
TrueNoord Capital DAC,
8.75%, 3/1/30(1)	50	51
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
12.88%, 10/1/28 (1)	25	27
5.13%, 2/1/29	25	21
		48
Gas & Water Utilities – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (2)	42	42
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29 (1)	50	46
		88
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  227 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	$151	$136
4.88%, 2/15/30 (1)	25	22
Empire Communities Corp.,
9.75%, 5/1/29 (1)	60	61
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	65	60
		279
Household Products – 0.0%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1)	12	11
Industrial Support Services – 0.0%
RB Global Holdings, Inc.,
6.75%, 3/15/28(1)	50	51
Insurance – 0.9%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	204
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	400	407
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	284	287
8.13%, 2/15/32 (1)	213	215
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	302	317
10.50%, 12/15/30 (1)	94	101
		1,531
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	196
Leisure Facilities & Services – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	50	48
4.38%, 1/15/28 (1)	8	8
6.13%, 6/15/29 (1)	25	25
4.00%, 10/15/30 (1)	320	290
Great Canadian Gaming Corp.,
8.75%, 11/15/29 (1)	124	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Leisure Facilities & Services – 0.5%continued
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	$200	$183
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	200	192
		871
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	193	193
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,060	1,936
ERO Copper Corp.,
6.50%, 2/15/30 (1)	73	71
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	200	210
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	25	25
4.38%, 4/1/31 (1)	150	135
6.13%, 4/15/32 (1)	100	99
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	24
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	50	49
8.50%, 5/1/30 (1)	50	48
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	26
		2,698
Oil & Gas Services & Equipment – 0.2%
Borr IHC Ltd./Borr Finance LLC,
10.00%, 11/15/28 (1)	186	176
Enerflex Ltd.,
9.00%, 10/15/27 (1)	68	70
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	41	41
6.88%, 1/15/29 (1)	25	24
		311
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 228 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Oil & Gas Supply Chain – 0.7%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	$50	$51
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (2)	35	35
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (2)	43	44
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	85	86
OGX Austria GmbH,
8.50%, 6/1/18 (1) (9) (11)	2,420	—
8.38%, 4/1/22 (1) (6) (9)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	25	25
4.50%, 10/1/29 (1)	150	141
4.63%, 5/1/30 (1)	50	47
6.63%, 8/15/32 (1)	47	47
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1)	23	22
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	792
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	49
		1,339
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	25	26
Open Text Corp.,
6.90%, 12/1/27 (1)	25	26
3.88%, 2/15/28 (1)	50	47
3.88%, 12/1/29 (1)	50	46
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	68
4.13%, 12/1/31 (1)	100	88
		301
Specialty Finance – 0.3%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	22	23
8.00%, 6/15/28 (1)	37	39
6.88%, 4/15/29 (1)	81	82
5.88%, 3/15/30 (1)	93	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Specialty Finance – 0.3%continued
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	$65	$66
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	26
7.63%, 7/1/29 (1)	75	75
6.88%, 5/15/30 (1)	25	24
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	25	26
8.13%, 3/30/29 (1)	24	25
6.50%, 3/26/31 (1)	35	36
		514
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29 (1)	50	46
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28 (1)	25	26
		72
Telecommunications – 0.9%
Altice Financing S.A.,
5.75%, 8/15/29 (1)	200	146
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	58
6.00%, 2/15/28 (1)	200	58
Altice France S.A.,
8.13%, 2/1/27 (1)	200	179
5.50%, 1/15/28 (1)	370	296
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (6) (12)	28	1
0.00%, 12/31/30 (1) (6) (12) (13)	—	—
0.00%, 12/31/30 (1) (6) (11) (12)	9	—
Fibercop S.p.A.,
7.20%, 7/18/36 (1)	200	193
Iliad Holding SASU,
7.00%, 4/15/32 (1)	200	200
Telecom Italia Capital S.A.,
6.38%, 11/15/33	75	75
7.72%, 6/4/38	16	17
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	15
4.88%, 6/1/27 (1)	50	28
6.50%, 10/15/27 (1)	25	11
Vmed O2 UK Financing I PLC,
4.75%, 7/15/31 (1)	200	174
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  229 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Telecommunications – 0.9%continued
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (2)	$75	$77
		1,528
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30 (1)	50	49
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	68
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	98
9.50%, 6/1/28 (1)	25	25
6.38%, 2/1/30 (1)	50	44
		284
Total Foreign Issuer Bonds
(Cost $19,901)		15,479

TERM LOANS – 5.2% (10)
Advertising & Marketing – 0.0%
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.39%, 4/11/29	71	61
Aerospace & Defense – 0.0%
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.32%, 10/31/31	2	2
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.32%, 10/31/31	1	2
Goat Holdco LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 1/27/32	14	14
Kaman Corp., Delayed Draw Term Loan,
2/26/32 (14)	6	6
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Aerospace & Defense – 0.0%continued
Kaman Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 7.03%, 2/26/32	$31	$30
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.07%, 2/26/32	31	30
		84
Apparel & Textile Products – 0.0%
Champ Acquisition Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.80%, 11/25/31	25	25
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.07%, 1/28/32	72	71
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 9.17%, 11/17/28	6	5
Tenneco, Inc., Term B Loan,
11/17/28 (14)	4	4
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.40%, 11/17/28 (13)	—	—
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.42%, 11/17/28	21	21
		101
Basic Industry – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
12/21/29 (14) (15)	28	28
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 6.00%, 2.00% Floor), 10.30%, 12/21/29	49	50
Polar U.S. Borrower LLC, Term B-1-B Loan,
(Floating, PIK Interest USD 3M + 0.75%), 0.75%, 10/16/28	49	27
		105
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 230 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Biotechnology – 0.0%
Gulfside Supply, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.30%, 6/17/31	$10	$10
Biotechnology & Pharmaceuticals – 0.2%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.50%), 9.82%, 5/4/28	7	7
Bausch Health Cos., Inc., Second Amendment Term Loan,
2/1/27 (14)	156	156
(Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor), 9.67%, 2/1/27	118	118
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.32%, 4/23/31	62	61
		342
Cable & Satellite – 0.1%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, PRIME USD 3M + 1.50%), 9.00%, 4/15/27	5	5
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
1/17/31 (14)	146	139
Radiate Holdco LLC, Amendment No. 6 Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor), 7.69%, 9/25/26	31	26
		170
Capital Goods – 0.1%
Covia Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.57%, 2/26/32	20	20
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.57%, 2/10/32	84	83
Signia Aerospace LLC, Delayed Draw Term Loan,
12/11/31 (14) (15)	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Capital Goods – 0.1%continued
Signia Aerospace LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.32%, 12/11/31	$19	$19
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 10.55%, 4/30/30	11	11
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.66%, 12/17/28	60	28
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.55%, 8/5/31	51	49
		212
Chemicals – 0.1%
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.04%, 10/4/29	80	79
Herens Holdco S.a.r.l., Facility B,
7/3/28 (14)	40	37
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 8.32%, 7/3/28	34	31
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.32%, 3/29/28	32	32
		179
Commercial Support Services – 0.1%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.17%, 5/12/28	39	39
GFL Environmental Services, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.82%, 3/3/32	52	52
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  231 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Commercial Support Services – 0.1%continued
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan,
11/19/31 (14) (15)	$3	$3
Raven Acquisition Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.57%, 11/19/31	44	43
		137
Communications – 0.7%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.57%, 2/2/32	33	32
Getty Images, Inc., Dollar Fixed Rate B-1 Loan,
2/21/30 (14)	7	7
11.25%, 2/21/30	29	29
Sterling Entertainment Enterprises LLC, Initial Loan,
17.75% 4/10/26 (6) (7)	1,143	1,143
Tecta America Corp., Closing Date Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 2/18/32	26	26
		1,237
Consumer Cyclical – 0.1%
Endeavor Group Holdings, Inc., Term Loan B,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 3/24/32	81	81
Motion Acquisition Ltd., Facility B,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.80%, 11/12/29	11	11
Summer Bidco B LLC, Extended Facility B1,
(Floating, CME Term SOFR USD 3M + 5.00%), 9.56%, 2/15/29	22	22
		114
Consumer Non-Cyclical – 0.1%
1261229 BC Ltd., Term Loan B,
9/25/30 (14)	133	128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Consumer Non-Cyclical – 0.1%continued
MPH Acquisition Holdings LLC, Exchange First Out Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.04%, 12/31/30	$9	$9
		137
Containers & Packaging – 0.0%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor), 9.42%, 10/30/28	115	94
Electric Utilities – 0.0%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 7.07%, 9/30/31	50	49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 6.55%, 8/18/31	25	25
		74
Electrical Equipment – 0.0%
Gates Corp., Initial B-5 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.07%, 6/4/31 (13)	—	—
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 8.57%, 12/2/31	45	44
		44
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.79%, 8/1/30	119	113
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.95%, 2/10/27	47	27
Food – 0.0%
Chobani LLC, 2025 New Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.82%, 10/25/27	3	3
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 232 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.56%, 11/4/31	$50	$50
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.40%, 10/1/27	123	115
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.05%, 5/17/31	46	44
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.82%, 5/19/31	30	29
Star Parent, Inc., Term Loan,
9/27/30 (13) (14)	—	—
(Floating, CME Term SOFR USD 3M + 4.00%), 8.30%, 9/27/30	111	106
		294
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 1/17/32	35	33
SWF Holdings I Corp., Delayed Draw Term Loan,
12/19/29 (14)	17	17
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.82%, 12/19/29	13	13
SWF Holdings I Corp., Tranche A-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 1.00% Floor), 8.44%, 10/6/28	67	55
		118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Home Construction – 0.0%
Cornerstone Building Brands, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 8.82%, 5/15/31	$11	$9
MI Windows and Doors LLC, Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 3/28/31	25	24
		33
Institutional Financial Services – 0.1%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, CME Term SOFR USD 3M + 6.75%), 11.31%, 4/7/28	75	72
Deerfield Dakota Holding LLC, Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 1.00% Floor), 8.05%, 4/9/27	19	18
Summit Acquisition, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.07%, 10/16/31	23	23
		113
Insurance – 0.5%
Ardonagh Midco 3 Ltd., Syndicated Facility B,
2/15/31 (14)	52	52
AssuredPartners, Inc., 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.82%, 2/14/31	13	12
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.69%, 1/20/29	810	748
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.05%, 5/6/32	110	111
		923
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  233 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Internet Media & Services – 0.1%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.93%, 2/10/28	$24	$16
MH Sub I LLC , 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.57%, 5/3/28	83	79
MH SUB I LLC, 2024 December New Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.57%, 12/31/31	56	52
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.07%, 3/15/30	47	46
		193
IT Services – 0.1%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.57%, 9/29/31	112	108
Fortress Intermediate 3, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 8.07%, 6/27/31	32	32
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME Term SOFR USD 6M + 7.75%, 3.75% Floor), 12.03%, 6/15/30	53	50
		190
Leisure Facilities & Services – 0.1%
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 7/21/30	36	36
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.05%, 11/1/29	21	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Leisure Facilities & Services – 0.1%continued
Life Time, Inc., 2024 New Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.80%, 11/5/31	$25	$25
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 6/25/31	3	3
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 12/17/27	2	2
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 12/17/27	1	1
Sabre GLBL, Inc., 2022 Other Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.67%, 6/30/28	1	1
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.42%, 11/15/29	13	12
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.42%, 11/15/29	3	2
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 7.30%, 4/4/29	73	73
		176
Machinery – 0.1%
Husky Injection Molding Systems Ltd. , Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 6M + 4.50%), 8.78%, 2/15/29	101	100
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.32%, 9/29/28	52	52
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 234 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Medical Equipment & Devices – 0.1%continued
Bausch + Lomb Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.67%, 5/10/27	$63	$63
		115
Oil & Gas Services & Equipment – 0.0%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.82%, 7/31/31	36	35
Other Industrial – 0.0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan,
11/1/31 (14) (15)	2	2
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.07%, 11/1/31	14	14
		16
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.44%, 8/21/28	89	88
Gray Television, Inc., Term D Loan,
12/1/28 (14)	15	14
(Floating, CME Term SOFR USD 1M + 3.00%), 7.44%, 12/1/28	15	14
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.57%, 6/4/29	11	11
		127
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.94%, 6/2/28	29	29
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 9.07%, 2/23/29	76	68
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.55%, 1/29/31	86	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Retail - Discretionary – 0.2%continued
Foundation Building Materials, Inc., Initial Term Loan,
1/31/28 (14)	$4	$4
Wand Newco 3, Inc., Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.82%, 1/30/31	57	56
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.57%, 10/19/29	117	113
		319
Software – 1.0%
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.32%, 12/11/28	10	9
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.32%, 2/15/29	237	234
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.29%, 7/30/31	36	35
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.75%), 10.04%, 7/30/32	41	39
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 7/6/29	35	30
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 7.80%, 3/30/29	81	80
Cloud Software Group, Inc., Sixth Amendment Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.05%, 3/21/31	107	106
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  235 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Software – 1.0%continued
Cloudera, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.17%, 10/8/28	$20	$20
(Floating, CME Term SOFR USD 1M + 6.00%), 10.42% 10/8/29 (7)	147	140
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	342	340
Clover Holdings 2 LLC, Initial Floating Rate Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.29%, 12/9/31	40	40
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	434	427
Ellucian Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor), 9.07%, 11/22/32	129	131
Mitchell International, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.57%, 6/17/31	18	18
Polaris Newco LLC, Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.30%, 6/2/28	35	33
RealPage, Inc., 2024-1 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.05%, 4/24/28	29	29
		1,711
Specialty Finance – 0.0%
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.32%, 11/17/31	12	12
Technology – 0.2%
Applied Systems, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.80%, 2/23/32	13	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Technology – 0.2%continued
Proofpoint, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.32%, 8/31/28	$24	$24
X Corp., Tranche B-3 Term Loan,
10/26/29 (14)	69	71
9.50%, 10/26/29	225	230
		339
Technology Hardware – 0.0%
Atlas CC Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.82%, 5/25/28	28	17
Atlas CC Acquisition Corp., Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.82%, 5/25/28	6	3
Commscope LLC, Initial Term Loan,
12/17/29 (14)	10	10
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.57%, 11/29/30	12	12
		42
Telecommunications – 0.4%
Altice France S.A., USD TLB Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.80%, 8/15/28	45	40
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.94%, 10/2/27	50	50
Frontier Communications Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 2.50%), 6.79%, 7/1/31	15	15
Level 3 Financing, Inc., Term B-1 Retired 3/27/2025,
4/16/29 (14)	22	23
Level 3 Financing, Inc., Term B-2 Retired 3/17/2025,
4/15/30 (14)	91	92
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 236 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Telecommunications – 0.4%continued
(Floating, CME Term SOFR USD 1M + 6.56%, 2.00% Floor), 10.88%, 4/15/30	$14	$14
Level 3 Financing, Inc., Term B-3 Refinancing Loan,
3/27/32 (14)	200	197
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.32%, 6/1/28	13	13
Lumen Technologies, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.79%, 4/15/29	51	48
Lumen Technologies, Inc., Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.79%, 4/15/30	20	19
Windstream Services LLC, 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.17%, 10/1/31	49	49
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.44%, 3/9/27	273	253
		813
Transportation & Logistics – 0.1%
Apple Bidco LLC, Amendment No. 5 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.82%, 9/23/31	18	18
Genesee & Wyoming, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 1.75%), 6.05%, 4/10/31	11	11
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.55%, 2/14/31	74	71
		100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.2% (10)continued
Wholesale - Consumer Staples – 0.0%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.82%, 12/13/28	$94	$94
Total Term Loans
(Cost $9,379)		9,211

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.6%
Biotechnology & Pharmaceuticals – 0.0%
Endo GUC Trust(6) *	10,702	$—
Endo, Inc.*	1,870	45
		45
Building Products – 0.0%
JELD-WEN Holding, Inc.*	2,596	15
Chemicals – 0.1%
Cornerstone Capital Corp.(6) (7) *	602	—
Utex Industries, Inc.(7)	2,200	74
		74
Construction Materials – 0.0%
Hardwood Holdings LLC(6) *	187	4
Consumer Cyclical – 0.0%
Rite Aid Corp.(6) (7) *	58	3
Consumer Finance – 0.0%
Curo Group Holdings LLC(6) *	549	3
Distributors – 0.0%
ATD New Holdings, Inc.(6) (7) (11) *	22,076	—
Energy Equipment & Services – 0.0%
Nabors Industries Ltd.*	16	1
Nine Energy Service, Inc.(11) *	250	—
		1
Entertainment – 0.0%
TKO Group Holdings, Inc.	246	38
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	180	32
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(6) *	20	1
Hotels, Restaurants & Leisure – 0.0%
Churchill Downs, Inc.	408	45
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  237 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.6%continued
Life Sciences Tools & Services – 0.0%
Avantor, Inc.*	2,989	$48
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.2%
Constellium S.E.*	8,208	83
Real Alloy Parent, Inc.(6) (7) *	48	3,890
		3,973
Oil, Gas & Consumable Fuels – 0.1%
Cloud Peak Energy, Inc.(6) *	20	—
Superior Energy Services(6) (7) *	862	55
		55
Pharmaceuticals – 0.0%
Mallinckrodt PLC(6) *	416	42
Professional Services – 0.0%
Skillsoft Corp.*	1,837	35
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	3,048	99
Specialty Finance – 0.1%
Carnelian Point Holdings L.P.(6) (7) *	50	1
Carnelian Point Holdings L.P.(6) (7) *	8,610	115
		116
Technology Hardware, Storage & Peripherals – 0.0%
Diebold Nixdorf, Inc.*	181	8
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(6) (7)	1,201	44
Total Common Stocks
(Cost $3,554)		4,682

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	2,796	168
Total Convertible Preferred Stocks
(Cost $144)		168

OTHER – 0.0%
Escrow Appvion, Inc. (6) (7) *	225,000	—
Escrow Cloud Peak Energy, Inc. (6) (7) *	250,000	2
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. (1) (6) (7) *	50,000	—
Escrow GenOn Energy, Inc. (6) (7) *	25,000	—
Escrow Hertz (The) Corp. (1) *	125,000	8
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow High Ridge Brands Co. (1) (6) (7) *	1,100,000	$—
Escrow Par Pharmaceutical, Inc. (1) (6) *	111,000	—
Escrow Parker Drilling Co. (6) *	56	—
Escrow Rite Aid Corp. (6) (7) *	63,000	—
Escrow Rite Aid Corp. (1) (6) *	11,539	—
Escrow Washington Mutual Bank (6) (7) *	250,000	3
Total Other
(Cost $110)		13

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(6) *	38	$1
Audacy, Inc., Exp. 12/31/49, Strike $0.00(6) *	46	—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(6) *	8	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(6) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(6) *	53	—
Curo Group Holdings Corp., Exp. 7/19/31, Strike $0.00(6) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(6) (7) *	5,500	—
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(16) (17)	8,581,216	$8,581
Total Investment Companies
(Cost $8,581)		8,581

Total Investments – 100.0%
(Cost $185,118)		179,122
Other Assets less Liabilities – 0.0%		85
NET ASSETS – 100.0%		$179,207

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$137,925,000 or 77.0% of net assets.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 238 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Restricted security. At March 31, 2025, the value of these restricted securities amounted to approximately $7,966,000 or 4.4% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$470
Carnelian Point Holdings L.P.	9/21/22	115
Carnelian Point Holdings L.P.	7/5/22-8/6/24	53
Cloudera, Inc., Initial Term Loan, 10.42%, 10/8/29	2/27/23	137
Cornerstone Capital Corp.	1/26/24	25
Escrow Appvion, Inc.	8/24/18	—
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.	4/23/24	—
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	6/6/19-7/3/23	106
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp., 0.00%,	9/4/24	4
Rite Aid Dip Noteholder Trust, 0.00%, 5/21/28	9/4/24	6
Specialty Steel Supply, Inc., 14.44%, 11/15/26	6/2/21	2,490
Sterling Entertainment Enterprises LLC, Initial Loan, 17.75%, 4/10/26	2/6/25	1,143
Superior Energy Services	9/19/17-2/1/21	52
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(8)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(11)	Value rounds to less than one thousand.
(12)	Zero coupon bond.
(13)	Principal Amount and Value rounds to less than one thousand.
(14)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date.
(15)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See
Note 2.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of March 31, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

PIK - Payment In-Kind

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  239 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
At March 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Euro	263	United States Dollar	288	6/18/25	$3
Subtotal Appreciation						3
Total						$3
As of March 31, 2025, the Fund had the following centrally cleared credit default swap agreement outstanding:
Buy/Sell Protection	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0378%	5.00%(1)	Markit CDX N.A. High Yield Index Series 44(1)	USD	400,000	6/20/30	$21	$24	$(3)
Total								$24	$(3)

(1)	Payment frequency is quarterly.
As of March 31, 2025, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	$1	$(2)	$3
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	9/22/25	1	(5)	6
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	220,000	USD	9/22/25	(— )*	(2)	2
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	520,000	USD	9/22/25	1	(6)	7
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	925,000	USD	12/22/25	(8)	(8)	—*
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	463,000	USD	9/22/25	(2)	(5)	3
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	596,000	USD	12/22/25	(2)	(6)	4
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	116,000	USD	9/22/25	(1)	(1)	(—)*
Total								$25

(1)	Payment frequency is quarterly.
(2)	Payment Frequency is at maturity.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 240 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds	$—	$554	$—	$554
Corporate Bonds:
Consumer Cyclical	—	1,020	9	1,029
Steel	—	1,735	2,490	4,225
Transportation & Logistics	—	1,248	48	1,296
All Other Industries(1)	—	133,883	—	133,883
Total Corporate Bonds	—	137,886	2,547	140,433
Foreign Issuer Bonds:
Telecommunications	—	1,527	1	1,528
All Other Industries(1)	—	13,951	—	13,951
Total Foreign Issuer Bonds	—	15,478	1	15,479
Term Loans:
Communications	—	94	1,143	1,237
All Other Industries(1)	—	7,974	—	7,974
Total Term Loans	—	8,068	1,143	9,211
Common Stocks:
Chemicals	—	74	—	74
Construction Materials	—	—	4	4
Consumer Cyclical	—	—	3	3
Consumer Finance	—	—	3	3
Health Care Facilities & Services	—	—	1	1
Metals & Mining	83	—	3,890	3,973
Oil, Gas & Consumable Fuels	—	—	55	55
Pharmaceuticals	—	—	42	42
Specialty Finance	—	—	116	116
Wireless Telecommunication Services	—	—	44	44
All Other Industries(1)	367	—	—	367
Total Common Stocks	450	74	4,158	4,682
Convertible Preferred Stocks	168	—	—	168
Other	—	8	5	13
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Warrants	$—	$—	$1	$1
Investment Companies	8,581	—	—	8,581
Total Investments	9,199	162,068	7,855	179,122
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Bilateral Total Return Swaps	—	25	—	25
Liabilities
Centrally Cleared Interest Rate Swap Agreements	—	(3)	—	(3)
Total Other Financial Instruments	$—	$25	$—	$25

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  241 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/24 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 3/31/25 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 3/31/25 (000S)
Corporate Bonds
Concumer Cyclical	$—	$—	$—	$—	$9	$—	$—	$—	$9	$—
Entertainment Content	1,082	3	—	25	—	(1,110)	—	—	—	—
Industrial Intermediate Products	1,476	15	18	(33)	151	(1,627)	—	—	—	—
Specialty Finance	57	—	—	(4)	—	(53)	—	—	—	—
Steel	2,490	—	—	—	—	—	—	—	2,490	—
Transportation & Logistics	—	—	—	—	—	—	48	—	48	1
Foreign Issuer Bonds
Oil & Gas Supply Chain	—	—	—	—*	—	—	—	(— )*	—	—
Telecommunications	6	1	5	(1)	—*	(10)	—	—	1	(1)
Term Loans
Communication	—	—	—	—	1,143	—	—	—	1,143	—
Common Stocks
Chemicals	158	—	—	(84)	—	—	—	(74)	—	(2)
Construction Materials	9	—	—	(5)	—	—	—	—	4	(5)
Consumer Cyclical	—	—	—	(1)	4	—	—	—	3	(1)
Consumer Finance	—	—	—	—	3	—	—	—	3	—
Distributors	951	—	—	(951)	—	—	—	—	—*	(951)
Health Care Facilities & Services	—	—	—	1	—*	—	—	—	1	—
Metals & Mining	3,774	—	—	116	—	—	—	—	3,890	116
Oil, Gas & Consumable Fuels	68	—	—	(13)	—	—	—	—	55	(13)
Pharmaceuticals	18	—	—	24	—	—	—	—	42	24
Specialty Finance	59	—	—	4	53	—	—	—	116	4
Wireless Telecommunication Services	32	—	—	12	—	—	—	—	44	12
Other	3	—	4	2	—	(4)	—	—	5	2
Warrants	15	—	—	(15)	1	—	—	—	1	(15)
Total	$10,198	$19	$27	($923 )	$1,364	($2,804 )	$48	($74 )	$7,855	($829 )
* Amount rounds to less than one thousand.
Securities valued at $211 included in the Balance as of 3/31/25 above were valued using evaluated prices provided by a third party provider.  Securities valued at $7,644 included in the Balance as of 3/31/25 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 242 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	FAIR VALUE AT 03/31/25 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	6.4%
	3	Estimated Recovery Value	Recovery value estimate(1)	$100
Common Stocks	$3,890	Discounted Cash Flow / Market Comparables	Discount Rate/EBITDA peer multiple(1)	13.2%/6.1x
	116	Market Comparables	BEV / Adjusted LTM EBITDA(1)	13.5x
	—*	Estimated Recovery Value	Recovery Value Estimate(1)	$0.01
Term Loan	$1,143	Market Comparables	Yield(2)	17.8%
Other	$2	Liquidation	Future Liquidation Payments(1)	$1

*	Amount rounds to less than a thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are;  Discount Rate, estimated recovery value, EBITDA peer Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. Estimated recovery value is based upon the current state of operations for the firm in question, looking specifically at balance sheet liquidity. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  243 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.2%
Auto Loan – 5.5%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$2,795	$2,817
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	700	706
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	300	299
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	3,675	3,665
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,590
Ford Credit Auto Lease Trust, Series 2023-B, Class A3
5.91%, 10/15/26	712	714
GM Financial Automobile Leasing Trust, Series 2025-1, Class B
4.89%, 2/20/29	1,600	1,608
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	1,080	1,089
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	338	341
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	266	267
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3
4.85%, 1/16/29	1,430	1,433
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	321
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	253
		16,103
Credit Card – 1.0%
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,097
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.2%continued
Credit Card – 1.0%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$180	$182
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	239
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	420	425
		2,943
Other – 0.9%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	305
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	800	794
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,500	1,490
		2,589
Whole Loan – 1.8%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (2)	2,148	2,153
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	254	254
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	594	595
OBX Trust, Series 2024-NQM18, Class A1
5.41%, 10/25/64(1) (3)	2,415	2,415
		5,417
Total Asset-Backed Securities
(Cost $26,999)		27,052

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.0%
Non Agency – 4.0%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,320
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 244 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%continued
Non Agency – 4.0%continued
BANK5 Trust, Series 2024-5YR6, Class A3
6.23%, 5/15/57	$2,682	$2,809
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 3/15/41(1) (4)	1,026	1,025
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,200	2,331
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.12%, 11/10/39(1) (3)	800	826
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,760	3,478
		11,789
Total Commercial Mortgage-Backed Securities
(Cost $11,769)		11,789

CORPORATE BONDS – 38.6%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	675	586
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	340	345
Asset Management – 1.3%
Ares Capital Corp.,
5.88%, 3/1/29	1,875	1,904
Blackstone Private Credit Fund,
4.95%, 9/26/27 (1)	500	495
Charles Schwab (The) Corp.,
5.88%, 8/24/26	1,000	1,019
FS KKR Capital Corp.,
3.40%, 1/15/26	500	493
		3,911
Automotive – 3.8%
American Honda Finance Corp.,
4.40%, 10/5/26	1,325	1,324
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	257
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Automotive – 3.8%continued
5.80%, 3/8/29	$1,875	$1,857
General Motors Financial Co., Inc.,
4.00%, 10/6/26	950	939
5.55%, 7/15/29	1,875	1,890
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,355
4.55%, 9/26/29 (1)	1,000	978
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,252
Toyota Motor Credit Corp.,
4.35%, 10/8/27	1,300	1,300
		11,152
Banking – 5.5%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (5)	1,000	964
(Variable, U.S. SOFR + 1.34%), 5.93%, 9/15/27 (5)	1,000	1,020
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (5)	1,610	1,636
Citigroup, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34 (5)	1,875	1,881
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (5)	30	29
Goldman Sachs Bank U.S.A.,
(Variable, U.S. SOFR + 0.75%), 5.41%, 5/21/27 (5)	840	848
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	500	502
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (5)	60	58
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (5)	1,000	957
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (5)	1,710	1,702
KeyBank N.A.,
4.70%, 1/26/26	950	949
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  245 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Banking – 5.5%continued
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.87%), 5.50%, 5/26/28 (5)	$840	$856
(Variable, U.S. SOFR + 0.93%), 4.97%, 7/14/28 (5)	1,160	1,170
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	635	654
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.33%), 5.81%, 9/9/26 (5)	500	502
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (5)	1,000	998
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (5)	840	858
Wells Fargo Bank N.A.,
5.25%, 12/11/26	500	507
		16,091
Biotechnology & Pharmaceuticals – 0.2%
Eli Lilly & Co.,
4.15%, 8/14/27	480	480
Brokerage Assetmanagers Exchanges – 0.6%
Citadel L.P.,
6.00%, 1/23/30(1)	1,750	1,779
Cable & Satellite – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	700	679
Midcontinent Communications,
8.00%, 8/15/32 (1)	1,000	1,011
		1,690
Commercial Support Services – 1.0%
Republic Services, Inc.,
5.00%, 11/15/29	1,875	1,904
Waste Management, Inc.,
4.65%, 3/15/30	925	930
		2,834
Construction Materials – 0.2%
Vulcan Materials Co.,
4.95%, 12/1/29	525	530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Consumer Cyclical – 0.6%
VICI Properties L.P.,
4.75%, 2/15/28	$1,425	$1,425
4/1/28 (6)	400	401
		1,826
Consumer Non-Cyclical – 2.6%
AbbVie, Inc.,
4.65%, 3/15/28	1,950	1,966
Cargill, Inc.,
4.63%, 2/11/28 (1)	1,000	1,007
HCA, Inc.,
5.00%, 3/1/28	560	564
Stryker Corp.,
4.85%, 2/10/30	2,275	2,298
Sysco Corp.,
5.10%, 9/23/30	1,850	1,878
		7,713
Containers & Packaging – 0.4%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,155
Electric – 0.8%
NextEra Energy Capital Holdings, Inc.,
5.05%, 3/15/30	2,275	2,305
Electric Utilities – 0.1%
Calpine Corp.,
4.50%, 2/15/28(1)	300	291
Electrical Equipment – 0.7%
Amphenol Corp.,
5.05%, 4/5/27	410	416
Hubbell, Inc.,
2.30%, 3/15/31	1,740	1,508
		1,924
Energy – 0.4%
Marathon Petroleum Corp.,
5.15%, 3/1/30	1,090	1,096
Entertainment Content – 0.7%
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	1,400	1,406
TEGNA, Inc.,
5.00%, 9/15/29	650	603
		2,009
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 246 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Finance Companies – 0.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 6.00%, 9/24/29(5) (7)	$650	$634
Food – 1.3%
General Mills, Inc.,
4.70%, 1/30/27	380	381
4.88%, 1/30/30	1,225	1,230
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
5.50%, 1/15/30	600	610
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	215
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,387
		3,823
Health Care Facilities & Services – 2.7%
Cardinal Health, Inc.,
5.00%, 11/15/29	1,725	1,739
Cencora, Inc.,
4.63%, 12/15/27	410	411
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	557
Cigna Group (The),
1.25%, 3/15/26	242	234
DaVita, Inc.,
3.75%, 2/15/31 (1)	675	588
Elevance Health, Inc.,
4.50%, 10/30/26	200	200
IQVIA, Inc.,
6.25%, 2/1/29	2,125	2,213
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	1,000	1,055
UnitedHealth Group, Inc.,
4.75%, 7/15/26	1,030	1,037
		8,034
Home Construction – 0.1%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	362
Institutional Financial Services – 1.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	542
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Institutional Financial Services – 1.6%continued
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31 (1)	$1,108	$1,138
Morgan Stanley,
3.88%, 1/27/26	1,000	995
State Street Corp.,
5.27%, 8/3/26	2,000	2,022
		4,697
Insurance – 0.7%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,233
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	977
		2,210
Leisure Facilities & Services – 0.4%
Carnival Corp.,
6.00%, 5/1/29 (1)	700	695
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	407
		1,102
Machinery – 1.0%
Caterpillar Financial Services Corp.,
4.40%, 10/15/27	1,275	1,280
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	478
John Deere Capital Corp.,
4.20%, 7/15/27	570	570
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	494
		2,822
Medical Equipment & Devices – 0.9%
Baxter International, Inc.,
2.60%, 8/15/26	500	486
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,126
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	1,000	1,005
		2,617
Oil & Gas Supply Chain – 1.9%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	96
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,239
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  247 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Oil & Gas Supply Chain – 1.9%continued
Pioneer Natural Resources Co.,
1.13%, 1/15/26	$1,160	$1,130
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.69%, 5/8/25 (4) (7)	525	524
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	1,000	1,005
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	735
		5,729
Real Estate Investment Trusts – 1.7%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,448
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	982
Store Capital LLC,
5.40%, 4/30/30 (1)	1,410	1,412
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	958	1,018
		4,860
Retail - Consumer Staples – 0.0%
Dollar General Corp.,
4.15%, 11/1/25	100	100
Retail - Discretionary – 0.3%
PetSmart, Inc./PetSmart Finance Corp.,
7.75%, 2/15/29(1)	1,000	918
Semiconductors – 0.4%
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,130
Intel Corp.,
4.88%, 2/10/26	65	65
		1,195
Software – 0.6%
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	700	681
Oracle Corp.,
2.65%, 7/15/26	1,000	976
		1,657
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.6% continued
Specialty Finance – 4.1%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31 (5)	$710	$706
American Express Co.,
4.90%, 2/13/26	500	502
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (5)	1,185	1,200
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,074
Capital One Financial Corp.,
(Variable, U.S. SOFR + 1.91%), 5.70%, 2/1/30 (5)	1,875	1,915
Enova International, Inc.,
9.13%, 8/1/29 (1)	675	696
Fiserv, Inc.,
3.20%, 7/1/26	200	197
5.45%, 3/2/28	1,875	1,918
Global Payments, Inc.,
5.30%, 8/15/29	1,875	1,904
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	1,000	940
OneMain Finance Corp.,
5.38%, 11/15/29	675	642
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	350	355
		12,049
Technology – 0.6%
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	995
Oracle Corp.,
4.80%, 8/3/28	660	665
		1,660
Transportation Equipment – 0.3%
PACCAR Financial Corp.,
4.00%, 9/26/29	925	910
Total Corporate Bonds
(Cost $112,902)		113,096

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 248 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 16.9%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
7.50%, 2/1/29 (1)	$1,000	$1,026
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	810	829
		1,855
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26(1) (5)	1,000	1,004
Automotive – 0.6%
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27 (1)	700	702
Volkswagen Group of America Finance LLC,
5.65%, 9/12/28 (1)	1,000	1,017
		1,719
Banking – 8.9%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	251
3.92%, 9/30/27	1,040	1,031
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	820
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.04%, 9/15/26 (4)	100	100
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	299
Banque Federative du Credit Mutuel S.A.,
5.54%, 1/22/30 (1)	1,525	1,571
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (5)	1,280	1,303
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 2.59%, 8/12/35 (1) (5)	1,000	860
BPCE S.A.,
1.00%, 1/20/26 (1)	490	477
(Variable, U.S. SOFR + 1.96%), 5.72%, 1/18/30 (1) (5)	1,750	1,784
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.9% continued
Banking – 8.9%continued
(Variable, U.S. SOFR + 1.68%), 5.88%, 1/14/31 (1) (5)	$770	$789
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (5)	1,950	1,935
4.33%, 8/28/26	1,375	1,375
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (5)	1,430	1,426
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (5)	500	508
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (5)	840	854
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (5)	1,900	1,941
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 5.94%, 1/5/28 (4)	1,690	1,711
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (5)	1,650	1,702
National Australia Bank Ltd.,
4.75%, 12/10/25	860	862
2.50%, 7/12/26	750	734
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (5)	840	854
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (5)	1,000	1,010
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (5)	900	909
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	925	884
		25,990
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  249 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.9% continued
Basic Industry – 1.5%
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 2/21/30	$2,150	$2,185
Nutrien Ltd.,
5.25%, 3/12/32	1,220	1,221
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	855
		4,261
Capital Goods – 0.2%
Ashtead Capital, Inc.,
4.38%, 8/15/27(1)	500	495
Commercial Support Services – 0.3%
RELX Capital, Inc.,
3.00%, 5/22/30	925	857
Consumer Cyclical – 0.7%
Mercedes-Benz Finance North America LLC,
4.65%, 4/1/27(1)	2,150	2,152
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
4.63%, 2/1/30	1,130	1,128
Finance Companies – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.88%, 4/1/28	1,925	1,932
Household Products – 0.1%
Unilever Capital Corp.,
4.25%, 8/12/27	420	421
Industrial Support Services – 0.4%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,069
Specialty Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,045
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (1)	1,800	1,792
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (1)	1,300	1,344
		4,181
Technology – 0.4%
RELX Capital, Inc.,
4.75%, 3/27/30	1,020	1,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 16.9% continued
Transportation & Logistics – 0.4%
Air Canada,
3.88%, 8/15/26 (1)	$320	$313
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	1,000	982
		1,295
Total Foreign Issuer Bonds
(Cost $49,065)		49,385

U.S. GOVERNMENT AGENCIES – 8.9% (8)
Fannie Mae – 2.4%
Pool #555649,
7.50%, 10/1/32	3	3
Pool #AD0915,
5.50%, 12/1/38	13	13
Pool #AI3471,
5.00%, 6/1/41	45	45
Pool #BA6574,
3.00%, 1/1/31	344	334
Pool #BC0266,
3.50%, 2/1/31	309	304
Pool #BC1465,
2.50%, 7/1/31	206	198
Pool #BE0514,
2.50%, 11/1/31	627	600
Pool #BM1239,
3.50%, 2/1/32	316	311
Pool #BM4485,
3.00%, 9/1/30	417	409
Pool #BM5017,
3.00%, 3/1/30	284	278
Pool #BM5525,
4.00%, 3/1/31	31	31
Pool #BM5708,
3.00%, 12/1/29	33	32
Pool #FM1534,
4.50%, 9/1/49	601	585
Pool #FM1773,
3.00%, 12/1/31	226	221
Pool #FM1849,
3.50%, 12/1/33	311	305
Pool #FM1852,
3.00%, 7/1/33	374	364
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 250 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Fannie Mae – 2.4%continued
Pool #FM1897,
3.00%, 9/1/32	$257	$250
Pool #FM3308,
3.00%, 4/1/32	708	692
Pool #FS2701,
2.50%, 2/1/35	571	547
Pool #FS4618,
4.50%, 2/1/51	684	660
Pool #FS4653,
5.50%, 5/1/53	580	580
Pool #MA3090,
3.00%, 8/1/32	157	151
		6,913
Freddie Mac – 5.0%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	262	254
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.08% Cap), 7.34%, 10/1/37(4)	43	44
Pool #RA8880,
5.50%, 4/1/53	757	764
Pool #SB0084,
3.00%, 2/1/32	809	790
Pool #SB0093,
2.50%, 12/1/31	1,868	1,788
Pool #SB0215,
3.00%, 2/1/32	269	263
Pool #SB0216,
3.00%, 12/1/32	599	581
Pool #SB0329,
3.00%, 9/1/32	658	642
Pool #SD1360,
5.50%, 7/1/52	767	768
Pool #SD1959,
6.50%, 12/1/52	652	676
Pool #SD2342,
5.00%, 12/1/44	792	799
Pool #SD2665,
6.00%, 4/1/53	736	753
Pool #SD2902,
5.50%, 5/1/53	564	563
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Freddie Mac – 5.0%continued
Pool #SD2922,
5.00%, 5/1/53	$894	$879
Pool #SD2999,
5.50%, 6/1/53	879	886
Pool #SD3133,
5.00%, 6/1/53	729	720
Pool #SD3136,
5.50%, 6/1/53	703	709
Pool #SD3174,
5.50%, 6/1/53	697	702
Pool #ZA2807,
2.50%, 2/1/28	33	32
Pool #ZK9070,
3.00%, 11/1/32	326	314
Pool #ZS6689,
2.50%, 4/1/28	110	107
Pool #ZS8598,
3.00%, 2/1/31	402	390
Pool #ZS8675,
2.50%, 11/1/32	658	626
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	629	598
		14,648
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	28	28
Pool #E04360,
2.50%, 4/1/28	137	134
Pool #G18641,
3.00%, 4/1/32	118	114
Pool #G18647,
3.00%, 6/1/32	289	280
		556
Government National Mortgage Association – 1.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	311	286
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  251 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Government National Mortgage Association – 1.3%continued
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	$3,531	$3,558
		3,844
Total U.S. Government Agencies
(Cost $26,647)		25,961

U.S. GOVERNMENT OBLIGATIONS – 20.6%
U.S. Treasury Notes – 20.6%
4.50%, 11/15/25(9)	13,350	13,377
3.50%, 9/30/26	44,200	43,906
4.00%, 12/15/27	3,186	3,195
		60,478
Total U.S. Government Obligations
(Cost $60,188)		60,478

MUNICIPAL BONDS – 0.5%
Florida – 0.5%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,091
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	492
		1,583
Total Municipal Bonds
(Cost $1,600)		1,583

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(10) (11)	3,686,942	$3,687
Total Investment Companies
(Cost $3,687)		3,687

Total Investments – 100.0%
(Cost $292,857)		293,031
Liabilities less Other Assets – (0.0%)		(78)
NET ASSETS – 100.0%		$292,953

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$56,665,000 or 19.3% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(6)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 252 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	275	$56,972	Long	6/25	$96
5-Year U.S. Treasury Note	(291)	(31,473)	Short	6/25	(123)
Ultra 10-Year U.S. Treasury Note	(80)	(9,130)	Short	6/25	(85)
Total					$(112)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$27,052	$—	$27,052
Commercial Mortgage-Backed Securities	—	11,789	—	11,789
Corporate Bonds(1)	—	113,096	—	113,096
Foreign Issuer Bonds(1)	—	49,385	—	49,385
U.S. Government Agencies(1)	—	25,961	—	25,961
U.S. Government Obligations	—	60,478	—	60,478
Municipal Bonds	—	1,583	—	1,583
Investment Companies	3,687	—	—	3,687
Total Investments	$3,687	$289,344	$—	$293,031
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$96	$—	$—	$96
Liabilities
Futures Contracts	(208)	—	—	(208)
Total Other Financial Instruments	$(112)	$—	$—	$(112)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  253 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.3%
Auto Loan – 0.6%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,150
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	1,007
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,005
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 9/15/26	537	538
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	84	84
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	6,030
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,772
		17,586
Credit Card – 0.3%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,280
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,060
		7,340
Other – 0.2%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,126
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	2,850	2,856
		3,982
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.3%continued
Whole Loan – 0.2%
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	$6,000	$5,996
Total Asset-Backed Securities
(Cost $34,698)		34,904

CORPORATE BONDS – 9.0%
Automotive – 0.9%
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	5,000	5,026
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,048
Hyundai Capital America,
5.25%, 1/8/27 (1)	5,000	5,039
Toyota Motor Credit Corp.,
4.80%, 1/5/26	5,000	5,015
5.00%, 3/19/27	5,000	5,066
		25,194
Banking – 3.9%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	15,000	15,054
(Variable, U.S. SOFR + 1.58%), 4.38%, 4/27/28 (3)	7,000	6,971
Citibank N.A.,
5.49%, 12/4/26	5,000	5,084
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 5.28%, 3/4/29 (4)	12,900	12,903
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (3)	7,400	7,430
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.19%, 9/22/27 (4)	11,400	11,441
(Variable, U.S. SOFR + 0.93%), 5.57%, 4/22/28 (3)	10,000	10,200
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,249
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 6.03%, 3/20/29 (4)	20,000	20,086
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 254 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.0% continued
Banking – 3.9%continued
Wells Fargo Bank N.A.,
5.25%, 12/11/26	$16,775	$17,013
		107,431
Biotechnology & Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co.,
4.90%, 2/22/27	170	172
Consumer Non-Cyclical – 0.8%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 5.00%, 2/11/28 (1) (4)	10,000	10,040
HCA, Inc.,
5.00%, 3/1/28	3,470	3,498
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	8,416	8,441
		21,979
Consumer Services – 0.3%
Yale University,
0.87%, 4/15/25	7,633	7,620
Electric Utilities – 0.4%
NextEra Energy Capital Holdings, Inc.,
5.75%, 9/1/25	10,000	10,041
Food – 0.1%
General Mills, Inc.,
4.70%, 1/30/27	1,666	1,671
Health Care Facilities & Services – 0.0%
Elevance Health, Inc.,
4.50%, 10/30/26	1,490	1,490
Institutional Financial Services – 0.3%
Goldman Sachs Group (The), Inc.,
3.50%, 11/16/26	10,000	9,845
Insurance – 0.8%
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,999
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.09%, 11/8/27 (4)	3,530	3,544
New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 4.89%, 6/9/26 (1) (4)	10,000	10,014
		23,557
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.0% continued
Machinery – 0.2%
John Deere Capital Corp.,
4.50%, 1/8/27	$5,000	$5,029
Retail - Discretionary – 0.2%
Home Depot (The), Inc.,
4.95%, 9/30/26	4,515	4,562
Semiconductors – 0.2%
Intel Corp.,
4.88%, 2/10/26	5,795	5,803
Specialty Finance – 0.4%
Synchrony Financial,
4.88%, 6/13/25	10,000	9,995
Wholesale - Consumer Staples – 0.5%
Sysco Corp.,
3.25%, 7/15/27	14,646	14,255
Total Corporate Bonds
(Cost $247,254)		248,644

FOREIGN ISSUER BONDS – 8.6%
Asset Management – 0.2%
UBS A.G.,
5.00%, 7/9/27	6,458	6,533
Banking – 7.0%
Banco Santander S.A.,
5.15%, 8/18/25	5,000	5,009
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.04%, 9/15/26 (4)	14,600	14,625
5.27%, 12/11/26	5,000	5,067
Bank of Nova Scotia (The),
5.35%, 12/7/26	5,000	5,069
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 4.75%, 7/7/25 (1) (4)	5,000	5,003
2.55%, 3/14/27 (1)	5,000	4,847
Cooperatieve Rabobank U.A.,
5.50%, 7/18/25	10,000	10,032
4.85%, 1/9/26	4,200	4,214
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.61%, 11/16/27 (4)	7,500	7,527
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  255 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Banking – 7.0%continued
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (1)	$5,000	$4,990
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 5.44%, 3/3/29 (4)	6,000	6,010
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.44%, 4/1/27 (4)	23,800	23,904
Macquarie Bank Ltd.,
5.39%, 12/7/26 (1)	5,000	5,082
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 5.36%, 5/22/26 (4)	10,000	10,010
National Australia Bank Ltd.,
3.91%, 6/9/27	8,400	8,334
(Floating, U.S. SOFR + 0.50%), 4.91%, 3/6/28 (1) (4)	4,000	3,993
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.68%, 2/16/28 (1) (4)	9,300	9,369
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.19%, 9/29/26 (1) (4)	7,800	7,826
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.97%, 11/2/26 (4)	10,000	10,009
4.24%, 8/3/27	7,000	6,980
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	10,072
(Floating, U.S. SOFR + 0.88%), 5.24%, 1/14/27 (4)	9,880	9,952
Toronto-Dominion Bank (The),
5.10%, 1/9/26	5,000	5,025
4.98%, 4/5/27	10,000	10,105
		193,054
Consumer Non-Cyclical – 0.6%
GlaxoSmithKline Capital PLC,
(Floating, U.S. SOFR + 0.50%), 4.92%, 3/12/27(4)	17,100	17,132
Institutional Financial Services – 0.4%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.6% continued
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	$10,000	$10,323
Total Foreign Issuer Bonds
(Cost $235,615)		237,113

U.S. GOVERNMENT OBLIGATIONS – 0.7%
U.S. Treasury Notes – 0.7%
4.75%, 7/31/25	20,000	20,028
Total U.S. Government Obligations
(Cost $19,983)		20,028

MUNICIPAL BONDS – 69.9%
Alabama – 2.4%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	7,425	7,487
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.36%, 6/1/27(4) (5)	20,000	20,185
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(5) (6)	9,800	9,858
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.22%, 12/1/26(4) (5)	29,000	28,271
		65,801
Alaska – 0.2%
Alaska State G.O. Unlimited Refunding Bonds, Series A,
8/1/27(7)	2,000	2,096
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,714
		4,810
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 256 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Arizona – 1.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.12%, 11/4/26(4) (5)	$7,335	$7,256
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.12%, 11/4/25(4) (8)	300	299
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.12%, 11/4/25(4) (8)	1,495	1,493
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/26	2,500	2,546
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,512
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,061
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,225	1,232
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,880
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,078
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,753
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Arizona – 1.2%continued
Pima County Refunding COPS,
5.00%, 12/1/27	$2,860	$3,011
Pima County Unified School District No. 1 Tucson G.O. Unlimited Bonds, Series A, Project of 2023 (AGM Insured),
5.00%, 7/1/25	1,100	1,106
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	2,130	2,213
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,775
		34,215
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,447
California – 2.1%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.17%, 4/1/27(4) (5)	8,500	8,397
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.32%, 4/1/26(4) (5)	8,750	8,716
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	10,150	10,641
California State G.O. Unlimited Refunding Bonds, Bidding Group A,
5.00%, 9/1/25	13,650	13,778
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	421
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,894
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  257 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
California – 2.1%continued
Los Angeles Department of Water & Power System Revenue Bonds,
5.00%, 7/1/26	$6,270	$6,385
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,023
Oakland Unified School District Alameda County Election of 2020 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 8/1/26	325	335
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	4,000	4,011
		58,601
Colorado – 2.7%
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/26	8,000	8,301
Boulder, Larimer & Weld Counties, Saint Vrain Valley School District RE-1J G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/25	6,550	6,654
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,371
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.42%, 8/17/26(4) (5)	22,100	22,022
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,112
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	3,160	3,199
5.00%, 11/15/26	15,560	16,061
Denver City and County School District No. 1 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/26	3,650	3,784
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Colorado – 2.7%continued
Denver City and County School District No. 1 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/1/27	$4,500	$4,761
		75,265
Connecticut – 1.7%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,173
5.00%, 3/15/27	3,000	3,003
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 10/15/26	3,295	3,409
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	12,175	12,462
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/15/25	1,215	1,232
Connecticut State Sustainability G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/26	2,715	2,771
Connecticut State Sustainable G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/15/25	1,480	1,489
Ellington G.O. Unlimited BANS, Series B,
4.00%, 9/23/25	15,000	15,082
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,310
		45,931
Delaware – 0.5%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/27	13,800	14,444
District of Columbia – 0.1%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,416
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 258 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Florida – 2.4%
Broward County School Board Refunding COPS, Series B,
5.00%, 7/1/25	$2,500	$2,512
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,131
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,015
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,017
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	2,000	2,006
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	1,870	1,876
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	4,972
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(5) (6)	3,000	3,017
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,514
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,632
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
5.00%, 8/1/25	2,700	2,719
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,913
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	8,840	9,218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Florida – 2.4%continued
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	$8,955	$9,189
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	3,000	3,032
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,002
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,346
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,411
		65,522
Georgia – 0.2%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	786
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,598
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(5) (6)	2,250	2,251
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/25	700	702
		5,337
Hawaii – 0.4%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	7,043
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/27	4,030	4,071
		11,114
Idaho – 1.0%
Idaho State Building Authority Sales Tax Revenue Bonds, Series A,
5.00%, 6/1/26	25,000	25,641
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  259 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Idaho – 1.0%continued
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	$3,000	$3,057
		28,698
Illinois – 2.4%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,552
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,026
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,356
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,377
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,683
Illinois State Development Finance Authority Revenue Bonds, Zero Regency Park, Escrowed to Maturity,
0.00%, 7/15/25(9)	9,000	8,917
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,875
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.29%, 9/1/25(4) (5)	9,530	9,524
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,187
5.00%, 10/1/27	3,430	3,570
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,848
5.00%, 11/1/26	5,370	5,522
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Illinois – 2.4%continued
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	$1,100	$1,145
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	802
3.80%, 10/1/26	600	605
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,015
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	3,220	3,340
Will County G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/15/25(8)	3,000	3,041
		65,385
Indiana – 0.6%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,493
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,553
Hamilton Southeastern Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 6/30/25	540	543
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,086
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	1,765	1,797
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 260 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Indiana – 0.6%continued
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.17%, 3/1/27(4) (5)	$6,315	$6,247
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/25	1,875	1,881
Westfield Washington Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 7/15/25	250	251
		15,851
Iowa – 0.1%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,715	1,721
Kansas – 1.2%
Olathe Temporary Notes, Series A,
5.00%, 8/1/25	30,000	30,206
Topeka G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/15/25	1,925	1,934
		32,140
Kentucky – 0.9%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,592
Rural Water Financing Agency Public Projects Revenue Notes, Series D, Flexible Term Program,
5.00%, 8/1/25	11,880	11,952
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	10,000	9,884
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,105
		25,533
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Louisiana – 0.5%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 3.59%, 5/1/26(4) (5)	$12,170	$12,139
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,020
		15,159
Maine – 0.1%
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,267
Maryland – 2.9%
Anne Arundel County G.O. Limited Bonds, Consolidated General Improvement,
5.00%, 4/1/27	4,735	4,739
Anne Arundel County G.O. Limited Refunding Bonds, Consolidated General Improvements,
5.00%, 4/1/27	3,245	3,389
Charles County G.O. Limited Bonds,
5.00%, 10/1/27	3,815	4,024
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,235
Maryland State G.O. Refunding Unlimited Bonds, Series B,
5.00%, 8/1/25	2,085	2,100
Maryland State Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Projects,
5.00%, 7/1/25	1,220	1,226
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,500	4,533
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/26	17,175	17,814
5.00%, 12/1/27	37,940	40,146
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  261 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Maryland – 2.9%continued
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/25	$600	$600
		80,806
Massachusetts – 1.1%
Pembroke G.O. Limited BANS,
4.00%, 9/26/25	13,515	13,593
Quincy BANS,
5.00%, 7/25/25	16,000	16,102
		29,695
Michigan – 1.6%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.62%, 4/15/27(4) (5)	15,000	14,935
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	655
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,612
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,195
South Lyon Community Schools G.O. Unlimited Bonds, Series II,
4.00%, 5/1/25	1,800	1,801
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,452
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,419
		43,069
Minnesota – 2.6%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/27	3,425	3,558
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Minnesota – 2.6%continued
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/15/25	$4,405	$4,475
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.96%, 12/1/27(4) (5)	40,000	39,858
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/25	5,000	5,038
5.00%, 8/1/27	1,770	1,859
Minnesota State Housing Finance Agency Revenue Bonds, Series G (HUD Sector 8 Program),
3.25%, 8/1/27	5,875	5,880
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,009
		70,677
Mississippi – 0.1%
Mississippi State Development Bank Special Obligation Revenue Bonds, Canton Public School District (AGM Insured), Prerefunded,
5.00%, 12/1/25(8)	1,530	1,553
Missouri – 1.7%
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
3/1/28(7)	8,415	8,906
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	3,885	4,015
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	20,486
Missouri States Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes,
4.00%, 5/1/26	11,980	12,062
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 262 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Missouri – 1.7%continued
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	$575	$586
		46,055
Nevada – 1.4%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/25	2,550	2,561
Clark County School District Building G.O. Limited Bonds, Series B (AGM-CR Insured),
5.00%, 6/15/27	2,900	3,035
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/25	6,345	6,371
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,066
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,079
Nevada State G.O. Limited Bonds, Series A,
5.00%, 4/1/27	24,175	25,242
		39,354
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,006
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,005
		2,011
New Jersey – 4.5%
Essex County Improvement Authority Revenue Notes, Family Court Building Project (County Gtd.),
5.00%, 6/18/25	20,000	20,087
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,829
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
New Jersey – 4.5%continued
Monmouth County G.O. Unlimited BANS,
5.00%, 6/3/25	$10,000	$10,036
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/25	725	736
5.00%, 12/1/26	1,350	1,401
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/13/26	35,000	35,354
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(8)	5,000	5,025
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(8)	4,000	4,182
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,587
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,150
New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education Equipment Lease,
5.00%, 9/1/25	1,655	1,669
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/25	8,625	8,653
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/25	4,655	4,672
Woolwich Township G.O. Unlimited BANS,
4.50%, 5/21/25	10,000	10,021
		123,402
New Mexico – 0.6%
New Mexico Finance Authority Senior Lien Revenue Bonds, Series A,
5.00%, 6/1/25	5,200	5,219
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  263 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
New Mexico – 0.6%continued
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/26	$6,140	$6,267
5.00%, 3/1/26	1,175	1,199
New Mexico State Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	2,505	2,575
		15,260
New York – 8.3%
Herricks Union Free School District G.O. Unlimited BANS (State Aid Withholding),
4.00%, 7/30/25	13,875	13,928
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.32%, 9/1/25(4) (5)	11,500	11,485
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,811
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.39%, 11/1/26(4)	590	589
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.61%, 4/1/26(4) (5)	40,000	39,915
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,373
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/26	3,580	3,586
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	6,765	6,809
5.00%, 8/1/26	5,000	5,143
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	2,500	2,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
New York – 8.3%continued
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/25	$12,500	$12,593
5.00%, 8/1/26	1,890	1,944
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/26	15,000	15,340
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Series A (AGM Insured),
4.00%, 10/1/25	4,165	4,192
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,569
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 3/1/28	24,420	25,725
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	3,500	3,549
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.01%, 4/1/26(4)	15,560	15,560
Triborough Bridge and Tunnel Authority Subordinate Revenue BANS, Series A,
5.00%, 2/1/28	25,420	26,813
West Seneca G.O. Limited BANS,
4.00%, 2/6/26	16,999	17,149
		228,644
North Carolina – 3.2%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/25	750	754
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 264 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
North Carolina – 3.2%continued
East Carolina University Revenue Bonds, Series A,
5.00%, 10/1/27	$1,225	$1,249
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 2/1/27	2,065	2,149
Mecklenburg County G.O. Unlimited Bonds, Series B,
5.00%, 2/1/27	13,680	14,238
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,609
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 3.61%, 6/1/25(4) (5)	30,000	29,994
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.61%, 6/1/25(4) (5)	11,500	11,498
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.61%, 6/1/25(4) (5)	23,925	23,921
		87,412
Ohio – 2.2%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/26	3,000	3,051
Cleveland G.O. Limited refunding Bonds, Series A,
5.00%, 12/1/25	3,555	3,606
Hamilton Bond Anticipation Notes G.O. Limited BANS (State Standby NT Purchase),
4.00%, 12/17/25	1,675	1,685
Lake County G.O. Limited Notes,
4.00%, 9/24/25	7,000	7,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Ohio – 2.2%continued
Ohio State G.O. Limited Bonds, Series A,
5.00%, 5/1/27	$8,135	$8,507
Ohio State G.O. Limited Bonds, Series B,
5.00%, 11/1/26	12,035	12,461
5.00%, 11/1/27	22,070	23,305
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,025
		60,667
Oklahoma – 1.0%
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	5,520	5,628
4.00%, 3/1/28	7,440	7,652
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds,
4.00%, 3/1/27	3,425	3,497
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,891
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	2,988
		28,656
Oregon – 0.5%
Multnomah County School District No. 7 Reynolds G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/26	2,225	2,234
Polk County School District No. 2 Dallas G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	265	266
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,512
Portland Sewer System First Lien Revenue Refunding Bonds, Series A,
3.00%, 6/1/27	3,000	3,000
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  265 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Oregon – 0.5%continued
Portland Sewer System Second Lien Revenue Refunding Bonds,
5.00%, 6/1/27	$5,000	$5,236
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/25	125	125
		13,373
Pennsylvania – 4.1%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.38%, 8/1/27(4) (5)	5,000	4,971
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.57%, 5/15/27(4) (5)	40,000	39,700
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.31%, 11/1/25(4) (5)	1,250	1,245
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(8)	6,250	6,325
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.27%, 3/1/26(4) (5)	7,000	6,957
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.45%, 3/1/27(4) (5)	11,000	10,949
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Pennsylvania – 4.1%continued
Northampton County General Purpose Authority Hospital Revenue Refunding Bonds, St Luke's University Health,
5.00%, 8/15/25	$1,400	$1,409
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
3/15/27(7)	2,680	2,777
3/15/28(7)	3,500	3,674
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,393
Pennsylvania State G.O. Unlimited Bonds, First Series of 2024, Bid Group C,
5.00%, 8/15/27	9,415	9,892
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 3.72%, 7/15/26(4) (5)	2,500	2,499
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 9/1/25	2,000	2,018
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,250
		114,059
South Carolina – 0.3%
Greenville County School District Installment Purchase Revenue Refunding Bonds, South Carolina Project,
5.00%, 12/1/25	3,125	3,170
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/25	400	401
5.00%, 6/1/26	375	384
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 266 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
South Carolina – 0.3%continued
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	$4,395	$4,539
		8,494
Tennessee – 1.1%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (6)	3,000	3,019
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/26	1,000	1,026
Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B,
5.00%, 5/15/26	2,200	2,257
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Improvement Bonds, Series C,
5.00%, 7/1/26	9,225	9,275
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,205
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,748
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	12,992
		31,522
Texas – 6.0%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,510
Arlington Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	13,965	14,540
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/25	3,225	3,254
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Texas – 6.0%continued
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	$5,000	$5,036
Austin Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), Prerefunded,
5.00%, 8/1/25(8)	2,035	2,049
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,013
Collin County Community College District G.O. Limited Bonds, Series A,
5.00%, 8/15/25	1,760	1,774
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,851
Collin County Permanent Improvement G.O. Limited Bonds,
5.00%, 2/15/26	2,315	2,361
5.00%, 2/15/26	1,030	1,050
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,217
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,078
Dallas Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 2/15/28	12,000	12,726
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	975	1,016
5.00%, 2/15/28	2,285	2,423
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,539
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,517
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	379
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  267 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Texas – 6.0%continued
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/25	$1,825	$1,845
Houston Independent School District Public Facility Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/25	1,880	1,899
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/25	10,000	10,135
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,634
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,169
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/25	375	375
5.00%, 4/15/26	675	689
Nixon-Smiley Consolidated Independent School District G.O. Unlimited Bonds, (PSF, Gtd.),
5.00%, 8/15/25	7,560	7,617
North Texas State Municipal District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/26	5,000	5,008
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,064
Pasadena Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/26	1,000	1,019
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,589
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,414
Plano Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	11,000	11,445
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Texas – 6.0%continued
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	$2,110	$2,194
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/26	7,440	7,659
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 3.74%, 12/1/25(4) (5)	10,000	9,999
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,923
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,637
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,008
Texas State Affordable Housing Corp. Multifamily Housing Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (6)	3,400	3,423
Texas State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	5,040	5,075
Texas State G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/25	2,000	2,014
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,980
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/25	2,695	2,715
		165,862
Virginia – 0.3%
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,003
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 268 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Virginia – 0.3%continued
Virginia State Public School Authority Special Obligation Revenue Bonds, Prince William County,
5.00%, 10/1/27	$5,230	$5,514
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,212
		8,729
Washington – 5.1%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 3.07%, 11/1/26(4) (5)	24,000	23,825
Chelan County Public Utility District No. 1 Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	1,000	1,005
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,790
Energy Northwest Electric Subordinate Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	7,565	7,600
FYI Properties Lease Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 6/1/25	3,000	3,009
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(8)	2,335	2,372
King & Pierce County School District No. 408 Auburn G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/25	1,350	1,370
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	6,983
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Washington – 5.1%continued
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$1,750	$1,814
King County School District No. 401 Highline G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 12/1/25	2,700	2,740
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.12%, 11/1/26(4) (5)	7,520	7,421
Washington State COPS, State & Local Agency Real & Personal Property,
5.00%, 1/1/28	6,800	7,188
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,038
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,159
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	6,000	6,161
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D, Group 1,
5.00%, 7/1/25	2,265	2,277
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	9,465	9,731
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,500
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,187
Washington State G.O. Unlimited Refunding Bonds, Series R-2025B,
5.00%, 7/1/27	22,525	23,617
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  269 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 69.9%continued
Washington – 5.1%continued
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Multicare Health System,
5.00%, 8/15/25	$450	$453
		140,240
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	500
3.55%, 11/1/26	475	475
		975
Wisconsin – 0.3%
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 9/24/25	7,980	8,053
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,749
Total Municipal Bonds
(Cost $1,924,301)		1,922,974

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(10) (11)	28,925,588	$28,926
Total Investment Companies
(Cost $28,926)		28,926

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.2%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(5) (6)	$2,000	$1,991
Austin Public Improvements G.O. Limited Refunding Bonds,
5.00%, 9/1/25	4,400	4,440
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.2%continued
Baltimore County G.O. Unlimited Refunding Bonds, Metropolitan District Bond,
5.00%, 7/1/25	$5,945	$5,978
Bedford City School District G.O. Unlimited Notes (State Standby NT Purchase),
4.50%, 9/4/25	23,580	23,734
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(5) (6)	4,000	4,003
Colorado State Board of Governors University Enterprise System Variable Revenue Refunding Bonds, Series B,
3.00%, 4/8/25(5) (12)	17,440	17,440
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(5) (6)	5,000	4,983
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(5) (6)	9,635	9,603
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(5) (6)	3,150	3,153
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(5) (6)	2,000	2,019
Denver City & County Refunding COPS, Willington E. Webb Municipal,
5.00%, 12/1/25	5,000	5,071
Forest Hills Public Schools G.O. Unlimited Refunding Notes,
5.00%, 5/1/25	1,220	1,222
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	2,500	2,513
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 270 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.2%continued
Harris County-Houston Sports Authority Senior Lien Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/15/25	$15,430	$15,622
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/25	400	400
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/25	2,000	2,003
Illinois State Sales Tax Revenue Refunding Bonds, Subseries C,
4.00%, 6/15/25	4,540	4,546
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(5) (6)	10,000	9,957
Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health,
2.85%, 4/8/25(5) (12)	18,600	18,600
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 6/1/25(5) (6)	3,625	3,631
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(5) (6)	3,500	3,513
Maryland State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/25	16,725	16,792
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(5) (6)	2,500	2,517
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 4/15/25	2,260	2,262
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
5.00%, 7/21/25	6,655	6,693
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.2%continued
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/25	$17,800	$17,934
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(5) (6)	1,000	1,007
Nevada State G.O. Limited Bonds, Series A,
5.00%, 5/1/25	1,000	1,002
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/25	3,000	3,026
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5.00%, 5/1/25(5) (6)	5,525	5,532
New York G.O. Unlimited Bonds, Subseries J-4,
5.00%, 8/1/25	10,840	10,921
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Refunding Bonds, Department of Transportation Project,
5.00%, 7/1/25	3,900	3,920
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Rebuild Project,
5.00%, 5/1/25	3,570	3,575
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	1,725	1,728
PMA Levy & Aid Revenue Notes, Series A, Anticipation Notes Program,
5.00%, 8/26/25	9,690	9,771
5.00%, 9/24/25	10,000	10,092
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(5) (6)	4,250	4,318
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(5) (6)	1,500	1,503
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  271 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.2%continued
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/25	$1,350	$1,354
Three Village Central School District G.O. Limited TANS (State Aid Withholding),
4.50%, 6/24/25(13)	2,500	2,509
Utica Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/25	2,000	2,004
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	1,250	1,252
Total Short-Term Investments
(Cost $254,203)		254,134

Total Investments – 99.8%
(Cost $2,744,980)		2,746,723
Other Assets less Liabilities – 0.2%		6,562
NET ASSETS – 100.0%		$2,753,285

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$75,055,000 or 2.7% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(4)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(5)	Maturity date represents the puttable date.
(6)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(7)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(8)	Maturity date represents the prerefunded date.
(9)	Zero coupon bond.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of March 31, 2025 is disclosed.
(12)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(13)
Restricted security. At March 31, 2025, the value of this restricted security amounted to approximately $2,509,000 or 0.1% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Three Village Central School District G.O. Limited TANS (State Aid Withholding), 4.50%, 6/24/25	8/20/24	$2,509

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 272 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$—	$34,904	$—	$34,904
Corporate Bonds	—	248,644	—	248,644
Foreign Issuer Bonds	—	237,113	—	237,113
U.S. Government Obligations	—	20,028	—	20,028
Municipal Bonds	—	1,922,974	—	1,922,974
Investment Companies	28,926	—	—	28,926
Short-Term Investments	—	254,134	—	254,134
Total Investments	$28,926	$2,717,797	$—	$2,746,723
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  273 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.6%
Alabama – 2.7%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,570
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,212
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2)	2,500	2,508
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,040
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,536
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	526
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,061
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,174
		20,627
Alaska – 0.3%
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,342
Arizona – 0.8%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,035
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 0.8%continued
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	$730	$778
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,673
		6,369
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,107
2.25%, 2/1/41	1,000	680
		2,787
California – 7.5%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3) (4)	1,500	844
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,094
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	9,000	9,571
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,254
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	6,895	7,426
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,285	3,137
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 274 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
California – 7.5%continued
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	$1,075	$904
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,024
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	736
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,079
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,089
Los Angeles Department of Airports Senior Revenue Bonds, Series A (AMT),
5.00%, 5/15/26	1,000	1,002
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	3,500	3,682
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,482
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,283
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,300	1,306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
California – 7.5%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	$1,370	$1,475
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	4,800
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,510
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,699
		57,472
Colorado – 7.0%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	234
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,888
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	2,620	2,893
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,233
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	3,900	4,086
Colorado State COPS,
6.00%, 12/15/39	5,000	5,777
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	9,780
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  275 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Colorado – 7.0%continued
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	$2,500	$2,549
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	952
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,460
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,094
5.00%, 11/15/41	1,000	1,028
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,009
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(4)	2,750	1,592
0.00%, 8/1/39(4)	2,805	1,439
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,521
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,049
Weld County School District No. Re-7 Platte Valley G.O Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/32	1,200	1,349
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,076
		54,009
Connecticut – 2.4%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	4,480	4,585
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Connecticut – 2.4%continued
Connecticut State Health and Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
5.00%, 7/1/29(1) (2)	$7,050	$7,523
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,011
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	620
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,083
		18,822
District of Columbia – 2.2%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 8/1/41	1,930	2,079
5.00%, 6/1/43	5,000	5,107
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/33	3,000	3,208
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,055
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,843
5.00%, 7/1/43	3,000	3,047
		17,339
Florida – 8.5%
Brevard County School Board Refunding COPS, Series A,
5.00%, 7/1/30	3,855	4,211
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,518
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 276 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Florida – 8.5%continued
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	$2,000	$2,017
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,945
Florida State Development Finance Corp. Revenue Refunding Bonds, Brightline Florida Passenger Rail Project (AMT),
5.00%, 7/1/41	1,000	972
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,334
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	1,970
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	1,300	1,398
JEA Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,350	1,411
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,037
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,356
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,632
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	454
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,004
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Florida – 8.5%continued
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	$2,000	$2,046
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,413
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,847
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,475
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,021
5.00%, 3/1/43	1,100	1,115
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,670
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	371
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,086
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,371
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,198
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,001
5.00%, 10/1/36	1,750	1,798
		65,671
Georgia – 1.3%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	507
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  277 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Georgia – 1.3%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	$1,500	$1,586
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,536
5.50%, 7/1/60	2,500	2,504
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,569
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,188
		9,890
Hawaii – 1.0%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,006
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	1,500	1,537
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,052
		7,595
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,086
Illinois – 6.6%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	750
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,670
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Illinois – 6.6%continued
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	$1,600	$1,629
5.00%, 1/1/48	3,455	3,463
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,081
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,729
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,263
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,180
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,877
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	488
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,501
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,561
5.25%, 5/1/45	1,000	1,044
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,848
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,549
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	4,380	4,619
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 278 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Illinois – 6.6%continued
Saint Clair County Community Unit School District No. 187 Cahokia G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/54	$1,250	$1,270
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,225
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	4,722
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,539
University of Illinois Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,500	1,673
		50,681
Indiana – 1.8%
Brownsburg 1999 School Building Corp. First Mortgage Revenue Bonds, Series A (State Intercept Program),
5.00%, 1/15/33	800	878
5.00%, 7/15/33	750	825
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	716
Greater Clark Building Corporation First Mortgage Revenue Bonds, Series B (State Intercept Program),
6.00%, 7/15/38	1,000	1,155
Hamilton County Public Building Corporation Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,058
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,459
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Indiana – 1.8%continued
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	$1,125	$1,092
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,059
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,065
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	937
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,287
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	809
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	660
		14,000
Iowa – 0.1%
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,018
Kentucky – 1.8%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,443
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,748
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  279 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Kentucky – 1.8%continued
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	$3,000	$3,170
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	616
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,663
		13,640
Louisiana – 2.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,901
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,008
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/46	3,000	3,142
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,091
		16,142
Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,107
Massachusetts – 4.4%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(4)	2,500	2,145
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/50	9,525	9,946
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Massachusetts – 4.4%continued
5.00%, 10/1/52	$3,500	$3,637
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,731
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,023
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,531
5.00%, 11/15/39	1,500	1,525
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,127
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,578
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	949
Massachusetts State Water Resources Authority Sustainable Revenue Bonds, Series C,
5.00%, 8/1/32	2,495	2,812
		34,004
Michigan – 1.8%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,067
Kalamazoo Public School G.O. Unlimited Bonds, Series I (AGM Insured),
5.00%, 5/1/26	2,525	2,585
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,328
5.00%, 5/1/49	610	637
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 280 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Michigan – 1.8%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	$2,000	$2,010
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	3,350	3,418
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,742
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,015
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		13,829
Minnesota – 0.9%
Minneapolis & Saint Paul Housing and Redevelopment Authority Health Care System Revenue Refunding Bonds, Series A, Allina Health System,
5.00%, 11/15/29	1,000	1,033
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	5,000	5,045
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	824
		6,902
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	620
Missouri – 1.2%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,081
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Missouri – 1.2%continued
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	$1,000	$933
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	1,009
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	50	56
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(5)	1,605	1,608
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,510
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,305
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	676
		9,178
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	45
Nebraska – 0.8%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,021
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  281 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Nebraska – 0.8%continued
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/32	$900	$968
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,330
		6,319
Nevada – 0.4%
Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/28	3,010	3,082
New Jersey – 0.2%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,222
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	871
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	914
		1,785
New York – 12.2%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,709
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,124
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New York – 12.2%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	$1,800	$1,850
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,004
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,230
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,049
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	258
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,570
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,056
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,861
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,546
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
11/1/46(6)	1,150	1,203
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 282 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New York – 12.2%continued
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	$1,500	$1,549
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,072
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/30	2,825	3,089
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	736
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,618
5.00%, 3/15/49	3,000	3,092
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,034
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,709
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	6,555	4,398
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,263
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New York – 12.2%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$589
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds, John F. Kennedy International Airport New Terminal One Project (AMT),
5.25%, 6/30/41	1,600	1,671
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,632
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,037
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	5,930
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,616
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 3/1/28	3,000	3,160
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1,
5.00%, 5/15/54	2,975	3,077
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer Tax Revenue Bonds, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	6,300	6,531
5.25%, 12/1/54	3,295	3,478
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,525
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  283 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New York – 12.2%continued
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	$2,500	$2,581
		94,029
North Carolina – 1.2%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	687
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	509
Raleigh Limited Obligation Refunding Bonds,
5.00%, 10/1/31	7,000	7,793
		8,989
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,121
North Dakota State Public Finance Authority Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	954
		2,075
Ohio – 3.4%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	700
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	7,000	7,847
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	194
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	998
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Ohio – 3.4%continued
Ohio State Water Development Authority Sustainable Revenue Bond, Series A,
5.00%, 12/1/40	$7,250	$7,934
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,766
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,420
Wyoming City School District G.O. Unlimited Bonds,
12/1/43(6)	1,530	1,618
12/1/55(6)	2,500	2,575
		26,052
Oklahoma – 1.0%
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	302
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,394
		7,696
Oregon – 1.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/38(4)	2,500	1,341
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(4)	1,000	583
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,053
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,575
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 284 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Oregon – 1.3%continued
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	$750	$725
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(4)	5,000	1,551
		9,828
Pennsylvania – 2.8%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	821
5.00%, 5/1/35	865	866
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,061
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,570
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, First Series of 2024,
5.00%, 12/1/41	6,740	7,282
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,532
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,061
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,761
		21,954
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Rhode Island – 0.7%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	$740	$807
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	4,914
		5,721
South Carolina – 0.8%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	910
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,164
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,139
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,207
		6,420
Tennessee – 1.0%
Chattanooga Electric Revenue Refunding Bonds, Series A,
5.00%, 9/1/28	2,315	2,331
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,020
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	45
		7,396
Texas – 6.6%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	506
5.00%, 11/15/35	2,500	2,521
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  285 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Texas – 6.6%continued
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	$5,000	$4,652
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	636
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,109
5.50%, 6/1/49	3,120	3,305
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,421
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,123
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,310
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,078
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,867
Leander Independent School District Current Interest Bonds G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	3,000	3,024
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,560
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	3,830	3,891
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,574
Rankin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/26	500	509
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Texas – 6.6%continued
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	$2,445	$2,521
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,571
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,610
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	728
San Antonio General Improvement G.O. Limited Bonds,
5.00%, 8/1/30	3,700	3,846
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	1,250	1,253
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,930
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,737
		51,282
Utah – 1.4%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,272
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,288
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,545
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,328
5.00%, 7/1/35	5,000	5,241
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 286 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Utah – 1.4%continued
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	$505	$553
		11,227
Virginia – 1.0%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,508
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,681
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	2,325	2,592
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	787
		7,568
Washington – 4.2%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,143
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	924
Pasco Public Facilities District Sales Tax Revenue Bonds (AGC Insured),
5.00%, 11/1/38	1,080	1,168
5.00%, 11/1/40	1,050	1,126
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,754
Port of Seattle Intermediate Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	1,500	1,544
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	563
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Washington – 4.2%continued
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	$5,000	$5,231
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	5,000	5,554
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,028
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,090
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	1,500	1,540
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,010
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,590
		32,265
Wisconsin – 1.8%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,434
Public Finance Authority Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,039
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,601
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	685	732
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	1,000	1,100
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  287 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Wisconsin – 1.8%continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	$1,100	$1,097
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,360
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series of 2024, Unrefunded Balance,
4.00%, 11/15/46	4,945	4,347
		13,710
Total Municipal Bonds
(Cost $794,439)		744,795

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(7) (8)	14,033,273	$14,033
Total Investment Companies
(Cost $14,033)		14,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.7%
Burke County Development Authority PCR Variable Bonds, Power Company Vogtle-1st Series,
2.60%, 4/1/25(1) (9)	$3,000	$3,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.7%continued
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Second General Resolution, Subseries FF,
2.55%, 4/1/25(1) (9)	$10,000	$10,000
Total Short-Term Investments
(Cost $13,000)		13,000

Total Investments – 100.1%
(Cost $821,472)		771,828
Liabilities less Other Assets – (0.1%)		(1,137)
NET ASSETS – 100.0%		$770,691

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2025 is disclosed.

(3)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(4)	Zero coupon bond.
(5)	Maturity date represents the prerefunded date.
(6)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2025 is disclosed.
(9)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 288 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$744,795	$—	$744,795
Investment Companies	14,033	—	—	14,033
Short-Term Investments	—	13,000	—	13,000
Total Investments	$14,033	$757,795	$—	$771,828

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  289 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 8.5%
Auto Loan – 3.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	$116	$116
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	2,015	2,029
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,016
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	423	430
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	2,572	2,575
Exeter Automobile Receivables Trust, Series 2024-5A, Class A2
4.79%, 4/15/27	1,822	1,822
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	268	268
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,581	1,588
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A2A
5.74%, 9/16/26	88	88
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	2,600	2,615
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,076
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,743	1,760
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	2,780	2,805
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.5%continued
Auto Loan – 3.4%continued
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	$15,150	$15,158
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 9/21/26(1)	3,112	3,124
Tesla Auto Lease Trust, Series 2024-B, Class A2A
4.79%, 1/20/27(1)	1,942	1,943
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	4,926	4,919
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	8,050	8,087
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	44	44
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,135
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,642
		57,188
Credit Card – 2.8%
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	6,000	6,012
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,003
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,514
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,045
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/8/27	9,900	9,944
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,287
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 290 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.5%continued
Credit Card – 2.8%continued
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$1,250	$1,267
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,478
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,561
		47,111
Other – 0.7%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,118
HPEFS Equipment Trust, Series 2024-2A, Class A2
5.50%, 10/20/31(1)	2,539	2,544
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	631
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	4,650	4,649
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,830	1,834
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	828	831
		11,607
Whole Loan – 1.6%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (2)	11,491	11,515
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	1,437	1,438
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (2)	6,000	6,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.5%continued
Whole Loan – 1.6%continued
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	$2,971	$2,973
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	4,000	3,997
		25,939
Total Asset-Backed Securities
(Cost $141,615)		141,845

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non Agency – 0.3%
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	5,066
Total Commercial Mortgage-Backed Securities
(Cost $5,084)		5,066

COMMERCIAL PAPER – 0.1%
Banking – 0.1%
BofA Securities, Inc.,
5.23%, 6/9/25(3) (4)	1,000	992
Total Commercial Paper
(Cost $990)		992

CORPORATE BONDS – 45.6%
Apparel & Textile Products – 0.4%
Ralph Lauren Corp.,
3.75%, 9/15/25	6,000	5,973
Asset Management – 2.6%
BlackRock Funding, Inc.,
4.60%, 7/26/27	18,340	18,484
Blackstone Private Credit Fund,
4.95%, 9/26/27 (1)	2,310	2,288
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.46%, 3/3/27 (5)	20,000	20,186
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  291 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Asset Management – 2.6%continued
Citadel Finance LLC,
3.38%, 3/9/26 (1)	$2,000	$1,967
		42,925
Automotive – 3.1%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 5.09%, 10/22/27 (5)	10,000	9,969
Ford Motor Credit Co. LLC,
4.13%, 8/4/25	6,650	6,612
(Floating, U.S. SOFR + 2.95%), 7.36%, 3/6/26 (5)	1,030	1,045
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,033
5.95%, 9/21/26 (1)	4,000	4,070
(Floating, U.S. SOFR + 1.50%), 5.85%, 1/8/27 (1) (5)	10,000	10,107
(Floating, U.S. SOFR + 0.00%), 5.46%, 6/24/27 (1) (5)	10,000	10,016
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR Compounded Index + 0.45%), 4.81%, 4/10/26 (5)	5,180	5,179
		51,031
Banking – 9.6%
American Express Co.,
(Floating, U.S. SOFR + 1.02%), 5.40%, 1/30/31 (5)	8,000	8,032
Citibank N.A.,
5.44%, 4/30/26	1,600	1,617
4.93%, 8/6/26	2,500	2,516
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 5.68%, 2/24/28 (5)	21,000	21,223
(Floating, U.S. SOFR + 0.87%), 5.28%, 3/4/29 (5)	7,800	7,802
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.00%), 5.19%, 1/28/28 (5)	7,300	7,327
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (6)	3,800	3,815
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 5.19%, 9/22/27 (5)	10,100	10,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Banking – 9.6%continued
(Floating, U.S. SOFR + 1.18%), 5.58%, 2/24/28 (5)	$13,000	$13,132
(Floating, U.S. SOFR + 0.80%), 5.18%, 1/24/29 (5)	7,300	7,310
KeyBank N.A.,
4.15%, 8/8/25	3,800	3,790
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 5.27%, 5/26/28 (5)	15,000	15,051
(Floating, U.S. SOFR + 0.90%), 5.26%, 1/12/29 (5)	3,500	3,514
PNC Bank N.A.,
(Floating, U.S. SOFR + 0.50%), 4.86%, 1/15/27 (5)	6,500	6,508
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (6)	3,105	3,200
Santander Holdings U.S.A., Inc.,
3.45%, 6/2/25	2,031	2,026
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (6)	2,850	2,886
(Floating, U.S. SOFR + 1.61%), 6.03%, 3/20/29 (5)	12,000	12,051
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (6)	6,000	6,100
U.S. Bancorp,
1.45%, 5/12/25	2,859	2,848
Wells Fargo & Co.,
(Floating, U.S. SOFR + 0.78%), 5.16%, 1/24/28 (5)	11,500	11,532
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,068
		160,484
Capital Goods – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28(1)	7,120	7,159
Consumer Cyclical – 1.8%
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 5.64%, 1/7/30 (5)	15,000	14,931
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 292 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Consumer Cyclical – 1.8%continued
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR + 0.47%), 4.82%, 1/8/27 (5)	$15,000	$15,007
		29,938
Consumer Non-Cyclical – 2.4%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 5.00%, 2/11/28 (1) (5)	7,500	7,530
HCA, Inc.,
5.00%, 3/1/28	2,220	2,238
Mars, Inc.,
4.60%, 3/1/28 (1)	15,200	15,261
Stryker Corp.,
4.55%, 2/10/27	9,500	9,513
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	5,432	5,448
		39,990
E-Commerce Discretionary – 0.5%
eBay, Inc.,
5.90%, 11/22/25	8,750	8,815
Electric – 0.4%
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 5.18%, 2/4/28(5)	6,600	6,630
Electric Utilities – 1.2%
Dominion Energy, Inc.,
3.90%, 10/1/25	4,595	4,580
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,584
		20,164
Entertainment Content – 0.3%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	5,340	5,338
Food – 0.8%
General Mills, Inc.,
4.70%, 1/30/27	2,291	2,298
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,894
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,937
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Food – 0.8%continued
The Campbell's Co.,
5.30%, 3/20/26	$1,000	$1,007
		14,136
Health Care Facilities & Services – 0.6%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,290
Elevance Health, Inc.,
4.50%, 10/30/26	2,320	2,320
HCA, Inc.,
5.88%, 2/15/26	5,000	5,020
		10,630
Home Construction – 0.3%
D.R. Horton, Inc.,
2.60%, 10/15/25	5,000	4,948
Institutional Financial Services – 3.7%
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	1,500	1,500
(Floating, U.S. SOFR + 0.81%), 5.22%, 3/9/27 (5)	25,000	25,068
Intercontinental Exchange, Inc.,
3.65%, 5/23/25	600	599
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 5.39%, 4/13/28 (5)	11,000	11,088
Nasdaq, Inc.,
5.65%, 6/28/25 (7)	8,000	8,019
State Street Bank & Trust Co.,
(Floating, U.S. SOFR + 0.46%), 4.86%, 11/25/26 (5)	5,240	5,249
State Street Corp.,
5.27%, 8/3/26	2,070	2,094
4.33%, 10/22/27	8,040	8,055
		61,672
Insurance – 2.0%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,078
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,899
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.09%, 11/8/27 (5)	5,280	5,301
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  293 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Insurance – 2.0%continued
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 5.10%, 4/2/27 (1) (5)	$2,480	$2,488
		33,766
Leisure Facilities & Services – 0.5%
Marriott International, Inc.,
3.75%, 10/1/25	8,500	8,459
Machinery – 1.3%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,731
CNH Industrial Capital LLC,
3.95%, 5/23/25	6,090	6,082
4.50%, 10/8/27	2,620	2,608
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 4.96%, 4/19/27 (5)	5,000	5,020
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	5,870	5,871
		21,312
Medical Equipment & Devices – 1.5%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,754
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	10,000	10,046
Stryker Corp.,
3.50%, 3/15/26	7,000	6,937
		24,737
Oil & Gas Services & Equipment – 0.8%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,959
Oil & Gas Supply Chain – 0.7%
Enbridge Energy Partners L.P.,
5.88%, 10/15/25	4,400	4,418
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,240
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,146
		11,804
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Real Estate Investment Trusts – 0.3%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.07%, 4/16/27(5)	$4,720	$4,739
Retail - Discretionary – 0.4%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	998
AutoZone, Inc.,
5.05%, 7/15/26	2,980	3,001
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,925
		5,924
Semiconductors – 0.3%
Intel Corp.,
3.70%, 7/29/25	5,000	4,980
4.88%, 2/10/26	795	796
		5,776
Software – 0.1%
Roper Technologies, Inc.,
3.85%, 12/15/25	2,021	2,013
Specialty Finance – 2.5%
Air Lease Corp.,
3.38%, 7/1/25	5,733	5,714
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 5.03%, 11/4/26 (5)	12,996	13,026
(Floating, U.S. SOFR + 0.93%), 5.31%, 7/26/28 (5)	10,000	10,063
Aviation Capital Group LLC,
4.88%, 10/1/25 (1)	4,300	4,298
Synchrony Financial,
4.88%, 6/13/25	9,047	9,043
		42,144
Steel – 0.3%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,333
Technology – 4.6%
Adobe, Inc.,
4.75%, 1/17/28	15,000	15,219
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,610
4.32%, 3/24/28	11,000	11,061
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 294 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.6% continued
Technology – 4.6%continued
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	$3,660	$3,677
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.85%, 3/15/28 (5)	5,700	5,695
Oracle Corp.,
(Floating, U.S. SOFR + 0.76%), 5.15%, 8/3/28 (5)	11,600	11,634
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 5.08%, 3/6/28 (5)	13,800	13,815
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,840
		76,551
Technology Hardware – 1.5%
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	12,987	12,996
4.45%, 9/25/26	2,270	2,265
Juniper Networks, Inc.,
1.20%, 12/10/25	9,990	9,747
		25,008
Telecommunications – 0.2%
AT&T, Inc.,
1.70%, 3/25/26	2,831	2,753
Wholesale - Consumer Staples – 0.5%
Sysco Corp.,
3.25%, 7/15/27	8,760	8,526
Total Corporate Bonds
(Cost $758,809)		761,637

FOREIGN ISSUER BONDS – 35.9%
Automotive – 0.8%
BMW U.S. Capital LLC,
4.90%, 4/2/27 (1)	3,000	3,022
Mercedes-Benz Finance North America LLC,
5.38%, 8/1/25 (1)	2,410	2,415
4.75%, 8/1/27 (1)	7,350	7,370
		12,807
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Banking – 26.7%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 5.08%, 9/30/27 (1) (5)	$2,000	$2,008
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.04%, 9/15/26 (5)	25,800	25,845
(Floating, U.S. SOFR + 0.86%), 5.24%, 1/27/29 (5)	5,500	5,501
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 5.19%, 1/27/27 (1) (5)	21,000	21,111
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 4.95%, 3/2/26 (5)	15,000	15,022
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.23%), 5.60%, 1/22/30 (1) (5)	10,000	10,034
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 5.90%, 3/12/28 (5)	10,000	10,134
BPCE S.A.,
(Floating, U.S. SOFR + 0.96%), 5.38%, 9/25/25 (1) (5)	2,000	2,006
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 5.08%, 1/13/28 (5)	15,000	14,990
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 4.94%, 6/15/26 (1) (5)	4,500	4,512
Cooperatieve Rabobank UA,
(Floating, U.S. SOFR Compounded Index + 0.89%), 5.26%, 10/17/29 (5)	3,000	3,011
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 5.28%, 3/11/27 (1) (5)	4,660	4,680
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (6)	8,080	8,056
(Floating, U.S. SOFR + 1.21%), 5.62%, 9/11/28 (1) (5)	6,000	6,048
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  295 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Banking – 26.7%continued
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 9/22/26 (1) (6)	$4,060	$4,089
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.61%, 11/16/27 (5)	7,500	7,527
(Floating, U.S. SOFR + 1.21%), 5.57%, 1/10/29 (5)	10,000	9,996
HSBC Holdings PLC,
(Floating, CME Term SOFR 3M + 1.64%), 5.94%, 9/12/26 (5)	2,816	2,833
(Floating, U.S. SOFR + 1.04%), 5.43%, 11/19/28 (5)	5,200	5,225
(Floating, U.S. SOFR + 1.03%), 5.44%, 3/3/29 (5)	14,000	14,023
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.44%, 4/1/27 (5)	27,000	27,118
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (6)	7,700	7,695
(Floating, U.S. SOFR Compounded Index + 1.06%), 5.46%, 11/26/28 (5)	15,000	15,031
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,617
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.62%), 5.03%, 6/11/27 (1) (5)	11,220	11,244
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.00%), 5.46%, 7/2/27 (5)	7,260	7,297
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.68%, 2/16/28 (1) (5)	10,700	10,779
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.19%, 9/29/26 (1) (5)	27,900	27,992
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 5.16%, 3/19/27 (1) (5)	8,500	8,532
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Banking – 26.7%continued
(Floating, U.S. SOFR + 0.70%), 5.12%, 3/17/28 (1) (5)	$15,300	$15,322
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 4.95%, 4/27/26 (5)	5,900	5,914
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.97%, 11/2/26 (5)	14,237	14,250
(Floating, U.S. SOFR Compounded Index + 0.83%), 5.21%, 1/24/29 (5)	12,000	11,987
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.77%, 4/13/29 (1) (5)	4,100	4,120
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.24%, 1/14/27 (5)	5,840	5,882
(Floating, U.S. SOFR + 1.17%), 5.52%, 7/9/29 (5)	9,807	9,898
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	4,997
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 5.06%, 5/28/27 (1) (5)	16,220	16,254
Swedbank AB,
6.14%, 9/12/26 (1)	7,000	7,162
(Floating, U.S. SOFR + 1.03%), 5.43%, 11/20/29 (1) (5)	7,700	7,784
Toronto-Dominion Bank (The),
5.53%, 7/17/26	5,000	5,066
(Floating, U.S. SOFR + 0.59%), 5.00%, 9/10/26 (5)	20,000	20,027
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.46%), 4.83%, 10/20/26 (5)	16,000	16,026
		446,645
Basic Industry – 2.5%
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 10/1/26 (1) (5) (8)	21,450	21,463
Nutrien Ltd.,
4.50%, 3/12/27	5,000	5,004
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 296 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Basic Industry – 2.5%continued
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 5.25%, 3/14/28 (5)	$16,100	$16,167
		42,634
Chemicals – 0.3%
Nutrien Ltd.,
5.95%, 11/7/25	5,000	5,038
Consumer Cyclical – 1.1%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR + 0.78%), 5.20%, 3/19/27 (1) (5)	12,400	12,380
Daimler Truck Finance North America LLC,
(Floating, U.S. SOFR + 0.84%), 5.21%, 1/13/28 (1) (5)	6,900	6,881
		19,261
Consumer Non-Cyclical – 0.7%
GlaxoSmithKline Capital PLC,
(Floating, U.S. SOFR + 0.50%), 4.92%, 3/12/27(5)	11,400	11,422
Electric Utilities – 0.3%
Enel Finance International N.V.,
4.50%, 6/15/25(1)	4,400	4,394
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,846
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,895
Institutional Financial Services – 0.9%
Mizuho Markets Cayman L.P.,
(Floating, U.S. SOFR + 0.53%), 4.89%, 1/9/26(1) (5)	14,600	14,611
Specialty Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.50%, 7/15/25	9,500	9,527
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (1)	4,600	4,581
		14,108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Transportation Equipment – 0.9%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	$4,000	$4,026
(Floating, U.S. SOFR + 0.00%), 5.38%, 9/25/27 (1) (5)	10,720	10,728
		14,754
Total Foreign Issuer Bonds
(Cost $598,514)		600,415

U.S. GOVERNMENT AGENCIES – 0.8% (9)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,727	1,673
Pool #MA3932,
3.50%, 2/1/35	1,493	1,445
		3,118
Freddie Mac – 0.6%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	7,249	6,907
Pool #ZS8641,
2.50%, 2/1/32	2,345	2,239
		9,146
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	796	780
Total U.S. Government Agencies
(Cost $13,525)		13,044

U.S. GOVERNMENT OBLIGATIONS – 5.6%
U.S. Treasury Notes – 5.6%
4.38%, 7/31/26	3,000	3,015
4.38%, 8/15/26	10,000	10,052
4.63%, 9/15/26	15,000	15,140
4.63%, 11/15/26	30,000	30,312
4.13%, 2/15/27	25,000	25,090
4.50%, 4/15/27	10,000	10,115
		93,724
Total U.S. Government Obligations
(Cost $92,911)		93,724

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  297 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued	March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(10) (11)	66,804,479	$66,804
Total Investment Companies
(Cost $66,804)		66,804

Total Investments – 100.8%
(Cost $1,678,252)		1,683,527
Liabilities less Other Assets – (0.8%)		(13,207)
NET ASSETS – 100.0%		$1,670,320

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2025, the value of these securities amounted to approximately
$449,840,000 or 26.9% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)
Restricted security. At March 31, 2025, the value of this restricted security amounted to approximately $992,000 or 0.1% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BofA Securities, Inc., 5.23%, 6/9/25	6/10/24	$990

(5)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2025.
(7)	Investment in affiliate.
(8)	When-Issued Security. Coupon rate is not in effect at March 31, 2025.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$141,845	$—	$141,845
Commercial Mortgage-Backed Securities	—	5,066	—	5,066
Commercial Paper	—	992	—	992
Corporate Bonds(1)	—	761,637	—	761,637
Foreign Issuer Bonds(1)	—	600,415	—	600,415
U.S. Government Agencies(1)	—	13,044	—	13,044
U.S. Government Obligations	—	93,724	—	93,724
Investment Companies	66,804	—	—	66,804
Total Investments	$66,804	$1,616,723	$—	$1,683,527

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 298 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT FUND	March 31, 2025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 5.6% (1)
Fannie Mae – 2.4%
Pool #555649,
7.50%, 10/1/32	$6	$6
Pool #BH9277,
3.50%, 2/1/48	105	96
Pool #CB7509,
6.00%, 11/1/53	72	74
Pool #DA0021,
6.00%, 9/1/53	66	67
Pool #FS3063,
4.50%, 10/1/52	159	153
Pool #FS4669,
6.00%, 3/1/53	68	69
Pool #FS5952,
6.50%, 10/1/53	55	58
Pool #FS6176,
5.00%, 12/1/47	59	60
Pool #FS6177,
6.50%, 5/1/40	62	65
		648
Freddie Mac – 1.6%
Pool #RA8880,
5.50%, 4/1/53	84	85
Pool #SD1360,
5.50%, 7/1/52	92	92
Pool #SD2347,
5.50%, 2/1/53	69	70
Pool #SD2665,
6.00%, 4/1/53	82	84
Pool #SD3817,
6.00%, 9/1/53	107	109
Pool #ZS7735,
2.00%, 1/1/32	1	1
		441
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	16	16
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	60	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.6% (1)continued
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	$1	$1
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
0.00%, 10/15/28(2)	425	369
Total U.S. Government Agencies
(Cost $1,523)		1,530

U.S. GOVERNMENT OBLIGATIONS – 91.1%
U.S. Treasury Bonds – 20.4%
4.50%, 8/15/39	50	51
4.38%, 11/15/39	345	343
1.13%, 5/15/40	250	158
4.25%, 11/15/40	165	161
3.88%, 2/15/43	500	458
3.88%, 5/15/43	385	351
4.38%, 8/15/43	375	366
4.75%, 11/15/43	135	138
4.63%, 5/15/44	100	100
4.63%, 11/15/44	345	345
4.75%, 2/15/45	125	127
2.75%, 11/15/47	430	314
3.38%, 11/15/48	280	227
2.88%, 5/15/49	75	55
2.38%, 11/15/49	795	526
1.38%, 8/15/50	250	127
2.38%, 5/15/51	500	327
4.75%, 11/15/53	545	557
4.63%, 5/15/54	225	226
4.25%, 8/15/54	175	165
4.50%, 11/15/54	300	296
4.63%, 2/15/55	150	151
		5,569
U.S. Treasury Inflation Indexed Notes – 1.1%
0.13%, 4/15/26	126	152
0.13%, 4/15/27	137	151
0.13%, 7/15/30	2	2
		305
U.S. Treasury Notes – 69.6%
4.00%, 2/15/26(3)	25	25
4.88%, 4/30/26	1,000	1,009
1.88%, 6/30/26	45	44
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  299 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 91.1%continued
U.S. Treasury Notes – 69.6%continued
4.63%, 6/30/26	$100	$101
0.63%, 7/31/26	299	286
4.38%, 7/31/26(3)	250	251
1.50%, 8/15/26	750	725
0.75%, 8/31/26	293	280
3.75%, 8/31/26	135	135
3.50%, 9/30/26	375	373
1.13%, 10/31/26	211	202
4.13%, 10/31/26	250	251
4.25%, 11/30/26	50	50
4.25%, 12/31/26	75	75
4.00%, 1/15/27	75	75
1.50%, 1/31/27	115	110
4.13%, 2/28/27	100	100
0.63%, 3/31/27	92	86
4.50%, 5/15/27	250	253
0.50%, 5/31/27	107	100
4.63%, 6/15/27	100	102
4.38%, 7/15/27	200	202
0.38%, 9/30/27	311	285
2.25%, 11/15/27	126	121
4.13%, 11/15/27	50	50
0.63%, 11/30/27	36	33
3.88%, 11/30/27	313	313
4.00%, 12/15/27	360	361
4.25%, 1/15/28	50	50
0.75%, 1/31/28	104	95
4.25%, 2/15/28	350	353
3.88%, 3/15/28	80	80
3.50%, 4/30/28	500	494
1.25%, 5/31/28	215	198
3.63%, 5/31/28	300	298
2.88%, 8/15/28	245	237
1.13%, 8/31/28	208	190
4.38%, 8/31/28	100	101
3.13%, 11/15/28	588	573
4.00%, 1/31/29	200	201
4.13%, 3/31/29	100	101
4.50%, 5/31/29	100	102
4.00%, 7/31/29	100	100
3.63%, 8/31/29	100	99
4.13%, 10/31/29	65	66
4.38%, 12/31/29	260	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 91.1%continued
U.S. Treasury Notes – 69.6%continued
4.25%, 1/31/30	$1,000	$1,013
4.00%, 2/28/30	1,500	1,503
4.00%, 3/31/30	200	200
4.13%, 8/31/30	1,850	1,862
4.38%, 11/30/30	350	356
3.75%, 12/31/30	200	197
4.00%, 1/31/31	100	100
4.25%, 2/28/31	150	152
4.63%, 4/30/31	75	77
4.63%, 5/31/31	200	206
4.25%, 6/30/31	150	152
4.13%, 7/31/31	250	251
3.75%, 8/31/31	100	98
3.63%, 9/30/31	100	98
4.13%, 10/31/31	65	65
4.13%, 11/30/31	200	201
4.50%, 12/31/31	210	215
4.38%, 1/31/32	550	560
4.13%, 2/29/32	260	261
4.13%, 3/31/32	125	125
3.50%, 2/15/33	180	172
3.38%, 5/15/33	300	284
4.00%, 2/15/34	465	459
4.38%, 5/15/34	175	177
3.88%, 8/15/34	125	122
4.25%, 11/15/34	325	326
4.63%, 2/15/35	200	207
		19,040
Total U.S. Government Obligations
(Cost $25,138)		24,914

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 300 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.16%(4) (5)	709,960	$710
Total Investment Companies
(Cost $710)		710

Total Investments – 99.3%
(Cost $27,371)		27,154
Other Assets less Liabilities – 0.7%		196
NET ASSETS – 100.0%		$27,350

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At March 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	(10)	$(2,072)	Short	6/25	$(3)
5-Year U.S. Treasury Note	24	2,596	Long	6/25	19
Total					$16

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,530	$—	$1,530
U.S. Government Obligations(1)	—	24,914	—	24,914
Investment Companies	710	—	—	710
Total Investments	$710	$26,444	$—	$27,154
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$19	$—	$—	$19
Liabilities
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$16	$—	$—	$16

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  301 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.2% (1)
Federal Farm Credit Bank – 9.6%
FFCB Discount Notes,
4.30%, 5/21/25(2)	$35,000	$34,794
4.29%, 5/29/25(2)	21,000	20,857
4.25%, 6/4/25(2)	25,000	24,814
4.27%, 6/16/25(2)	30,000	29,733
4.27%, 6/24/25(2)	21,000	20,794
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.42%, 4/1/25(3)	45,000	44,994
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 4/1/25(3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 4/1/25(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	50,000	50,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	15,000	14,998
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 4/1/25(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 4/1/25(3)	125,000	125,000
(Floating, U.S. SOFR + 0.10%), 4.44%, 4/1/25(3)	6,000	6,000
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	1,000	1,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	180,000	180,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	23,000	23,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	10,000	10,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.2% (1)continued
Federal Farm Credit Bank – 9.6%continued
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	$25,000	$25,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	50,000	50,007
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	65,000	65,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	85,000	85,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	100,000	100,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	140,000	140,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	135,000	134,994
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	50,000	50,009
(Floating, U.S. SOFR + 0.17%), 4.51%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.17%), 4.51%, 4/1/25(3)	60,000	59,999
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	230,000	230,000
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	55,000	54,998
		2,135,991
Federal Home Loan Bank – 19.6%
FHLB Bonds,
4.30%, 9/25/25	260,125	260,087
4.40%, 12/12/25	195,000	194,914
4.36%, 1/16/26	200,000	200,000
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 302 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.2% (1)continued
Federal Home Loan Bank – 19.6%continued
4.39%, 1/30/26	$205,000	$205,000
4.42%, 2/9/26	210,000	210,000
4.34%, 3/6/26	225,000	225,000
4.34%, 3/6/26	20,000	20,000
4.35%, 4/17/26	205,000	205,000
FHLB Discount Notes,
4.41%, 4/11/25(2)	105,000	104,873
4.40%, 4/16/25(2)	200,000	199,638
4.26%, 5/2/25(2)	155,000	154,426
4.34%, 5/2/25(2)	95,000	94,648
4.20%, 5/6/25(2)	140,000	139,424
4.20%, 5/7/25(2)	110,000	109,535
4.28%, 5/16/25(2)	135,000	134,287
4.21%, 5/29/25(2)	80,000	79,458
4.18%, 6/16/25(2)	100,000	99,123
4.21%, 6/16/25(2)	100,000	99,123
4.16%, 6/23/25(2)	190,000	188,171
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	70,000	70,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	300,000	300,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	50,000	50,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	100,000	100,000
(Floating, U.S. SOFR + 0.02%), 4.36%, 4/1/25(3)	50,000	50,000
(Floating, U.S. SOFR + 0.03%), 4.37%, 4/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.09%), 5.82%, 4/1/25(3)	104,050	104,050
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	65,000	65,000
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	160,000	160,000
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	70,000	70,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.2% (1)continued
Federal Home Loan Bank – 19.6%continued
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	$50,000	$50,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	100,000	100,000
		4,366,757
Federal Home Loan Mortgage Corporation – 0.3%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	29,000	29,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	20,000	20,000
		59,000
Federal National Mortgage Association – 1.7%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 4.46%, 4/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	160,000	160,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	110,000	110,000
		370,000
Total U.S. Government Agencies
(Cost $6,931,748)		6,931,748

U.S. GOVERNMENT OBLIGATIONS – 14.0%
U.S. Treasury Bills – 11.8%
4.15%, 4/3/25(2)	500,000	499,882
4.19%, 4/3/25(2)	75,000	74,982
4.20%, 4/3/25(2)	70,000	69,984
4.27%, 4/3/25(2)	60,000	59,986
4.28%, 4/3/25(2)	85,000	84,980
4.17%, 4/8/25(2)	305,000	304,744
4.18%, 4/8/25(2)	100,000	99,916
4.13%, 5/1/25(2)	30,000	29,893
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  303 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.0%continued
U.S. Treasury Bills – 11.8%continued
4.33%, 5/1/25(2)	$50,000	$49,821
4.19%, 5/22/25(2)	135,000	134,192
4.04%, 6/3/25(2)	105,000	104,230
4.13%, 6/5/25(2)	165,000	163,746
4.13%, 6/20/25(2)	315,000	312,056
4.16%, 6/26/25(2)	225,000	222,759
4.22%, 7/1/25(2)	110,000	108,832
4.17%, 7/17/25(2)	95,000	93,820
4.18%, 7/24/25(2)	200,000	197,362
		2,611,185
U.S. Treasury Notes – 2.2%
2.88%, 7/31/25	25,000	24,885
5.00%, 9/30/25	185,000	185,664
5.00%, 10/31/25	240,000	240,988
2.25%, 11/15/25	50,000	49,368
		500,905
Total U.S. Government Obligations
(Cost $3,112,090)		3,112,090

Investments, at Amortized Cost
( $10,043,838)		10,043,838

REPURCHASE AGREEMENTS – 55.2% (4)
Bank of America N.A., dated 3/31/2025, repurchase price $350,042, 4.37%, 4/1/25	350,000	350,000
Bank of America Securities LLC, dated 3/31/2025, repurchase price $100,012, 4.37%, 4/1/25	100,000	100,000
Canadian Imperial Bank of Commerce, dated 3/20/2025, repurchase price $550,790, 4.31%, 4/7/25(5)	550,000	550,000
Citigroup Global Markets, Inc., dated 3/31/2025, repurchase price $62,008, 4.38%, 4/1/25	62,000	62,000
Fixed Income Clearing Corp., dated 3/31/2025, repurchase price $2,375,288, 4.37%, 4/1/25	2,375,000	2,375,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 55.2% (4)continued
Fixed Income Clearing Corp., dated 3/31/2025, repurchase price $2,400,291, 4.36%, 4/1/25	$2,400,000	$2,400,000
Fixed Income Clearing Corp., dated 3/31/2025, repurchase price $2,625,320, 4.39%, 4/1/25	2,625,000	2,625,000
Fixed Income Clearing Corp., dated 3/31/2025, repurchase price $400,048, 4.36%, 4/1/25	400,000	400,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 3/31/2025, repurchase price $752,619, 4.35%, 4/7/25(6)	750,000	750,000
JPMorgan Securities LLC, dated 3/31/2025, repurchase price $350,042, 4.37%, 4/1/25	350,000	350,000
JPMorgan Securities LLC, dated 3/31/2025, repurchase price $700,085, 4.36%, 4/1/25	700,000	700,000
NatWest Markets PLC, dated 3/31/2025, repurchase price $700,085, 4.38%, 4/1/25	700,000	700,000
Royal Bank of Canada, dated 3/20/2025, repurchase price $901,293, 4.31%, 4/7/25(5)	900,000	900,000
		12,262,000
Total Repurchase Agreements
(Cost $12,262,000)		12,262,000

Total Investments – 100.4%
(Cost $22,305,838)		22,305,838
Liabilities less Other Assets – (0.4%)		(95,851)
NET ASSETS – 100.0%		$22,209,987

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of March 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 304 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$72,990	0.63%—6.07%	5/28/25—6/10/39
FHLMC	$1,813,941	0.00%—7.00%	9/23/25—4/1/55
FNMA	$1,550,290	0.00%—7.25%	4/22/25—9/1/61
GNMA	$1,458,612	2.00%—7.50%	11/20/31—4/15/67
U.S. Treasury Bills	$152,611	0.00%	7/17/25—3/19/26
U.S. Treasury Bonds	$727,158	0.00%—6.63%	2/15/27—2/15/53
U.S. Treasury Notes	$6,776,170	0.13%—4.63%	4/30/25—8/15/34
Total	$12,551,772

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$22,305,838	$—	$22,305,838

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  305 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 33.8% (1)
Federal Farm Credit Bank – 11.4%
FFCB Discount Notes,
4.30%, 5/21/25(2)	$5,000	$4,970
4.29%, 5/29/25(2)	4,000	3,973
4.27%, 6/16/25(2)	5,000	4,955
4.27%, 6/24/25(2)	4,000	3,961
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.42%, 4/1/25(3)	9,000	8,999
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 4/1/25(3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 4/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 4/1/25(3)	8,000	8,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 4/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 4/1/25(3)	5,000	4,999
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 4/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 4/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 4.44%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.10%), 4.44%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.44%, 4/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 4.44%, 4/1/25(3)	4,400	4,400
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.12%), 4.46%, 4/1/25(3)	12,000	12,000
(Floating, U.S. SOFR + 0.12%), 4.46%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.13%), 4.47%, 4/1/25(3)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.8% (1)continued
Federal Farm Credit Bank – 11.4%continued
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	$15,000	$15,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	7,000	7,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.48%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.50%, 4/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	18,000	18,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.49%, 4/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.17%), 4.51%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	10,000	10,000
		497,257
Federal Home Loan Bank – 22.4%
FHLB Bonds,
4.30%, 9/25/25	50,480	50,473
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 306 NORTHERN FUNDS ANNUAL REPORT

March 31, 2025
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.8% (1)continued
Federal Home Loan Bank – 22.4%continued
4.40%, 12/12/25	$40,000	$39,982
4.36%, 1/16/26	40,000	40,000
4.39%, 1/30/26	40,000	40,000
4.42%, 2/9/26	45,000	45,000
4.34%, 3/6/26	45,000	45,000
4.34%, 3/6/26	5,000	5,000
4.35%, 4/17/26	40,000	40,000
FHLB Discount Notes,
4.41%, 4/11/25(2)	20,000	19,976
4.37%, 4/16/25(2)	35,000	34,937
4.40%, 4/16/25(2)	40,000	39,928
4.26%, 5/2/25(2)	35,000	34,870
4.34%, 5/2/25(2)	20,000	19,926
4.20%, 5/5/25(2)	25,000	24,900
4.20%, 5/7/25(2)	20,000	19,915
4.28%, 5/16/25(2)	25,000	24,868
4.21%, 5/29/25(2)	15,000	14,898
4.18%, 6/16/25(2)	25,000	24,781
4.21%, 6/16/25(2)	25,000	24,781
4.16%, 6/23/25(2)	40,000	39,615
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	60,000	60,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 4.35%, 4/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.02%), 4.36%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.02%), 4.36%, 4/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.03%), 4.37%, 4/1/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.03%), 4.37%, 4/1/25(3)	10,000	10,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.8% (1)continued
Federal Home Loan Bank – 22.4%continued
(Floating, U.S. SOFR + 0.09%), 5.82%, 4/1/25(3)	$20,190	$20,190
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.11%), 4.45%, 4/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.50%, 4/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.18%), 4.52%, 4/1/25(3)	20,000	20,000
		974,040
Total U.S. Government Agencies
(Cost $1,471,297)		1,471,297

U.S. GOVERNMENT OBLIGATIONS – 12.4%
U.S. Treasury Bills – 10.0%
4.15%, 4/3/25(2)	50,000	49,988
4.19%, 4/3/25(2)	15,000	14,997
4.20%, 4/3/25(2)	20,000	19,995
4.27%, 4/3/25(2)	15,000	14,997
4.28%, 4/3/25(2)	20,000	19,995
4.17%, 4/8/25(2)	60,000	59,950
4.18%, 4/8/25(2)	20,000	19,983
4.13%, 5/1/25(2)	5,000	4,982
4.33%, 5/1/25(2)	10,000	9,964
4.19%, 5/22/25(2)	25,000	24,850
4.04%, 6/3/25(2)	25,000	24,817
4.13%, 6/5/25(2)	34,000	33,742
4.13%, 6/20/25(2)	60,000	59,439
4.16%, 6/26/25(2)	20,000	19,801
4.22%, 7/1/25(2)	20,000	19,788
4.18%, 7/24/25(2)	40,000	39,472
		436,760
U.S. Treasury Notes – 2.4%
2.88%, 7/31/25	5,000	4,977
5.00%, 9/30/25	40,000	40,145
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  307 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.4%continued
U.S. Treasury Notes – 2.4%continued
5.00%, 10/31/25	$50,000	$50,208
2.25%, 11/15/25	10,000	9,874
		105,204
Total U.S. Government Obligations
(Cost $541,964)		541,964

Investments, at Amortized Cost
( $2,013,261)		2,013,261

REPURCHASE AGREEMENTS – 53.9% (4)
Bank of America N.A., dated 3/29/2025, repurchase price $300,036, 4.37%, 4/1/25	300,000	300,000
Barclays Capital, Inc., dated 3/20/2025, repurchase price $200,287, 4.30%, 4/7/25	200,000	200,000
Citigroup Global Markets, Inc., dated 3/23/2025, repurchase price $201,024, 4.36%, 4/1/25	201,000	201,000
Fixed Income Clearing Corp., dated 3/22/2025, repurchase price $50,006, 4.37%, 4/1/25	50,000	50,000
Fixed Income Clearing Corp., dated 3/24/2025, repurchase price $450,055, 4.39%, 4/1/25	450,000	450,000
Fixed Income Clearing Corp., dated 3/25/2025, repurchase price $200,024, 4.36%, 4/1/25	200,000	200,000
Fixed Income Clearing Corp., dated 3/26/2025, repurchase price $350,042, 4.36%, 4/1/25	350,000	350,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 3/31/2025, repurchase price $150,524, 4.35%, 4/7/25(5)	150,000	150,000
JPMorgan Securities LLC, dated 3/27/2025, repurchase price $50,006, 4.37%, 4/1/25	50,000	50,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 53.9% (4)continued
Royal Bank of Canada, dated 3/20/2025, repurchase price $150,216, 4.31%, 4/7/25(6)	$150,000	$150,000
TD Securities (USA) LLC, dated 3/28/2025, repurchase price $250,030, 4.38%, 4/1/25	250,000	250,000
		2,351,000
Total Repurchase Agreements
(Cost $2,351,000)		2,351,000

Total Investments – 100.1%
(Cost $4,364,261)		4,364,261
Liabilities less Other Assets – (0.1%)		(6,267)
NET ASSETS – 100.0%		$4,357,994

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of March 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$402,601	0.00% - 6.50%	12/11/25 - 4/1/55
FNMA	$462,776	1.50% - 7.50%	3/1/27 - 6/1/56
GNMA	$7,108	2.65% - 7.00%	1/20/36 - 3/15/64
TVA	$84	2.88%	2/1/27
U.S. Treasury Bills	$81,205	0.00%	4/1/25 - 3/19/26
U.S. Treasury Bonds	$1,252	1.13% - 4.75%	5/15/40 - 11/15/53
U.S. Treasury Notes	$1,451,347	0.13% - 5.00%	4/30/25 - 2/15/35
Total	$2,406,373

(5)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed. Maturity date represents the puttable date.
(6)	Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 308 NORTHERN FUNDS ANNUAL REPORT

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FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$4,364,261	$—	$4,364,261

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
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Notes to the financial statements
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 37 funds as of March 31, 2025, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.
Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares.
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading. The NAV calculation time and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time with respect to the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
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The investments held by the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust's Board of Trustees ("Board") believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) CREDIT ENHANCEMENTS  Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.
C) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.
D) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency
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Notes to the financial statements continued
denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
F) CREDIT DEFAULT SWAP AGREEMENTS To the extent consistent with their investment objectives and strategies, certain Funds may invest in credit default swap (“CDS”) agreements for hedging purposes or to gain credit exposure. A Fund may enter into CDS agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment in the event of a credit default event on the referenced obligation or an underlying security comprising the referenced index. In the event of a credit default event, as defined under the terms of each particular swap agreement, if a Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the swap.
The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which a Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.
The resulting values for CDS agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for CDS sold and, conversely, increasing market values for CDS purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
When entering into a CDS agreement as a buyer of protection, a Fund may pay an upfront premium to enter into the agreement. When selling protection, a Fund may receive this upfront premium paid from the buyer. During the term of the CDS agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on CDS agreements, with any interest payments already having been made being recognized as realized gain or loss on CDS agreements. This treatment will occur until the CDS is sold or reaches its expiration. Any upfront payments made or received upon entering into a CDS agreement are treated as part of the cost and are reflected as part of the unrealized
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appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on CDS agreements. Unrealized appreciation (depreciation) on bilateral CDS agreements and variation margin on centrally cleared CDS agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, NTI or the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, NTI or the sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between a Fund and its counterparties to mitigate credit risk.  Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to CDS agreements that were outstanding as of March 31, 2025 for the Multi-Manager High Yield Opportunity Fund, approximately $58,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities and approximately $21,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding CDS agreements for the fiscal year ended March 31, 2025.
G) TOTAL RETURN SWAPS To the extent consistent with their investment objectives and strategies, certain Funds may invest in total return swap (“TRS”) agreements for hedging purposes and/or to seek to increase total return. TRS agreements are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. TRS agreements are entered into on a net basis, i.e.; the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed.
In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risk, swaps are subject to illiquidity risk, counterparty risk and pricing risk. Because they are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the TRS agreements to compensate for differences between the stated terms of the TRS agreements and prevailing market conditions. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Interest payments earned or charged under the terms of the TRS agreements are recorded as realized gain (loss) on total return swap agreements. The swap interest receivable or payable as of March 31, 2025, if any, is included as unrealized appreciation (depreciation) on total return swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral total return swap agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 10. With respect to TRS agreements that were outstanding as of March 31, 2025, for the Multi-Manager High Yield Opportunity Fund, approximately $30,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding TRS agreements for the fiscal year ended March 31, 2025.
H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES  Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2025, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.
Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or
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Notes to the financial statements continued
securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds from a broker as of March 31, 2025.
I) MORTGAGE DOLLAR ROLLS  Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.
For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
J) TERM LOANS The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.
K) REPURCHASE AGREEMENTS  The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund have entered into such repurchase agreements at March 31, 2025, as reflected in their accompanying Schedules of Investments.
Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund did not enter into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at March 31, 2025.
The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of March 31, 2025, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
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The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
U.S. Government Money Market	Bank of America N.A.	$350,000	$(350,000)	$–
	Bank of America Securities LLC	100,000	(100,000)	–
	Canadian Imperial Bank of Commerce	550,000	(550,000)	–
	Citigroup Global Markets, Inc.	62,000	(62,000)	–
	Fixed Income Clearing Corp.	7,800,000	(7,800,000)	–
	JPMorgan Securities LLC	1,800,000	(1,800,000)	–
	NatWest Markets PLC	700,000	(700,000)	–
	Royal Bank of Canada	900,000	(900,000)	–
	Total	$12,262,000	$(12,262,000)	$–
U.S. Government Select Money Market	Bank of America N.A.	$300,000	$(300,000)	$–
	Barclays Capital, Inc.	200,000	(200,000)	–
	Citigroup Global Markets, Inc.	201,000	(201,000)	–
	Fixed Income Clearing Corp.	1,050,000	(1,050,000)	–
	JPMorgan Securities LLC	200,000	(200,000)	–
	Royal Bank of Canada	150,000	(150,000)	–
	TD Securities (USA) LLC	250,000	(250,000)	–
	Total	$2,351,000	$(2,351,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.
L) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
M) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.
N) REDEMPTION FEES  The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$14
Multi-Manager High Yield Opportunity	—*
* Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$3
Multi-Manager High Yield Opportunity	—*
*
Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both fiscal years.
O) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
Bond Index	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Limited Term Tax-Exempt	Daily	Monthly
Limited Term U.S. Government	Daily	Monthly
Multi-Manager High Yield Opportunity	Monthly	Monthly
Short Bond	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Tax-Exempt	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly
U.S. Government Money Market	Daily	Monthly
U.S. Government Select Money Market	Daily	Monthly
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to Section 988 currency gains and losses, paydowns, distributions in excess of investment company taxable income, and differing treatment of amortization on certain callable bonds. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.
At March 31, 2025, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Bond Index	$540	$(540)	$—
Core Bond	16	(16)	—
Fixed Income	44	(44)	—
High Yield Fixed Income	429	(429)	—
Limited Term U.S. Government	2	(2)	—
Multi-Manager High Yield Opportunity	80	(104)	24
Short Bond	105	(105)	—
Tax-Advantaged Ultra-Short Fixed Income	— *	— *	—
Ultra-Short Fixed Income	131	(131)	—
U.S. Government	(1)	1	—
U.S. Government Money Market	39	(39)	—

*	Amount rounds to less than $1,000.
P) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.
During the fiscal year ended March 31, 2025, the Multi-Manager High Yield Opportunity, Ultra-Short Fixed Income and U.S. Government Select Money Market Funds utilized approximately $462,000, $1,165,000 and $9,000, respectively, in capital loss carryforwards.
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March 31, 2025
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax-Exempt	$2,885	$6,476
Bond Index	28,352	149,930
California Intermediate Tax-Exempt	4,642	18,678
California Tax-Exempt	1,694	5,136
Core Bond	14,869	12,114
Fixed Income	36,658	55,212
High Yield Fixed Income	139,443	723,769
Intermediate Tax-Exempt	44,773	93,995
Limited Term Tax-Exempt	8,685	12,386
Limited Term U.S. Government	5,346	2,386
Multi-Manager High Yield Opportunity	1,390	63,710
Short Bond	3,375	24,331
Tax-Advantaged Ultra-Short Fixed Income	19,461	14,272
Tax-Exempt	50,311	89,509
Ultra-Short Fixed Income	12,279	14,551
U.S. Government	4,910	763
At March 31, 2025, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Arizona Tax-Exempt	$30	$—	$—	$(5,098)
Bond Index	—	1,516	—	(147,764)
California Intermediate Tax-Exempt	81	—	—	(14,182)
California Tax-Exempt	73	—	—	(8,539)
Core Bond	—	55	—	(3,785)
Fixed Income	—	268	—	(13,396)
High Yield Fixed Income	—	5,660	—	(126,537)
Intermediate Tax-Exempt	56	—	—	(58,209)
Limited Term Tax-Exempt	21	—	—	(5,590)
Limited Term U.S. Government	—	15	—	(63)
Multi-Manager High Yield Opportunity	—	667	—	(6,515)
Short Bond	—	140	—	165
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Tax-Advantaged Ultra-Short Fixed Income	$1,532	$—	$—	$1,733
Tax-Exempt	249	—	—	(49,644)
Ultra-Short Fixed Income	—	1,503	—	5,256
U.S. Government	—	43	—	(244)
U.S. Government Money Market	—	77,396	—	—
U.S. Government Select Money Market	—	15,236	—	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$1,826	$129	$—
Bond Index	—	86,400	—
California Intermediate Tax-Exempt	5,907	504	—
California Tax-Exempt	4,475	166	—
Core Bond	—	3,909	—
Fixed Income	—	14,697	—
High Yield Fixed Income	—	186,111	—
Intermediate Tax-Exempt	33,228	1,993	—
Limited Term Tax-Exempt	8,759	486	—
Limited Term U.S. Government	—	739	—
Multi-Manager High Yield Opportunity	—	12,717	—
Short Bond	—	11,333	—
Tax-Advantaged Ultra-Short Fixed Income	57,552	29,501	—
Tax-Exempt	25,261	1,386	—
Ultra-Short Fixed Income	—	79,480	—
U.S. Government	—	756	—
U.S. Government Money Market	—	960,168	12
U.S. Government Select Money Market	—	210,556	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,250	$56	$—
Bond Index	—	77,954	—
California Intermediate Tax-Exempt	6,323	550	—
California Tax-Exempt	4,488	322	—
Core Bond	—	3,861	—
Fixed Income	—	16,012	—
High Yield Fixed Income	—	181,396	—
Intermediate Tax-Exempt	38,364	1,704	—
Limited Term Tax-Exempt	9,997	464	—
Limited Term U.S. Government	—	1,220	—
Multi-Manager High Yield Opportunity	—	16,135	—
Short Bond	—	10,053	—
Tax-Advantaged Ultra-Short Fixed Income	43,583	25,986	—
Tax-Exempt	26,019	918	—
Ultra-Short Fixed Income	—	86,232	—
U.S. Government	—	1,085	—
U.S. Government Money Market	—	973,889	— **
U.S. Government Select Money Market	—	192,072	— **

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**	Amount rounds to less than one thousand.
As of March 31, 2025, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
Q) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the fiscal year ended March 31, 2025.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the fiscal year ended March 31, 2025.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired upon the approval of the New Credit Facility discussed below.
At a meeting held on August 15, 2024, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is a $185,000,000 senior unsecured revolving credit facility. The interest rate charge and the terms of the annual commitment fee under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 8, 2024 and will expire on November 7, 2025, unless renewed.
No other Funds had any borrowings or incurred any interest expense for the fiscal year ended March 31, 2025. There were no outstanding loan amounts at March 31, 2025.
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FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2025
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
With respect to the Limited Term U.S. Government, Fixed Income, U.S. Government and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described herein); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.  Further with respect to these Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class in an amount equal to the acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI. The reimbursement will not apply to those Funds that do not charge an advisory fee as a result of contractual or voluntary fee waivers.
With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each
Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. There were no voluntary reimbursement receivables at March 31, 2025.
At March 31, 2025, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.0600%	0.0749%
High Yield Fixed Income	0.5800%	0.6000%
U.S. Government Money Market	0.3300%	0.3500%
U.S. Government Select Money Market	0.3300%	0.3500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.430%	0.417%	0.404%	0.450%
California Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
California Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Core Bond	0.380%	0.369%	0.358%	0.400%
Fixed Income	0.430%	0.417%	0.404%	0.450%
Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Limited Term Tax-Exempt	0.430%	0.417%	0.404%	0.450%
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Limited Term U.S. Government	0.380%	0.369%	0.358%	0.400%
Multi-Manager High Yield Opportunity	0.650%	0.631%	0.612%	0.670%
Short Bond	0.380%	0.369%	0.358%	0.400%
Tax-Advantaged Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
U.S. Government	0.380%	0.369%	0.358%	0.400%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2025 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. NTI did not voluntarily reimburse any Funds during the fiscal year ended March 31, 2025.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Multi-Manager High Yield Opportunity Fund is managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Fund, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of March 31, 2025, BlackRock Investment Management, LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.
NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the U.S. Government Money Market and U.S. Select Government Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds (except the U.S. Government Money Market and the U.S. Government Select Money Market) have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more
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FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2025
short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At March 31, 2025, the Funds, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5.  This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended March 31, 2025, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.  For the fiscal year ended March 31, 2025, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the fiscal year ended March 31, 2025, there were no Funds that received reimbursements from NTI in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Funds’ Statements of Operations.
Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the fiscal year ended March 31, 2025, the High Yield Fixed Income Fund received an amount from Northern Trust of approximately $2,000 and the Multi-Manager High Yield Opportunity Fund received an amount from Northern Trust of less than $1,000. These amounts are included in Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$5,484	$15,774	$5,680	$24,297
Bond Index	911,469	61,319	965,129	242,546
California Intermediate Tax-Exempt	11,590	76,795	14,991	94,521
California Tax-Exempt	6,084	50,367	6,299	50,595
Core Bond	75,108	54,803	85,221	35,730
Fixed Income	208,009	190,438	250,770	163,721
High Yield Fixed Income	—	1,194,697	—	1,257,997
Intermediate Tax-Exempt	10,589	413,109	99,730	510,493
Limited Term Tax-Exempt	17,465	103,561	19,762	180,930
Limited Term U.S. Government	13,416	—	20,257	—
Multi-Manager High Yield Opportunity	17	89,880	17	100,914
Short Bond	228,732	148,891	290,748	49,402
Tax-Advantaged Ultra-Short Fixed Income	—	1,261,946	—	886,647
NORTHERN FUNDS ANNUAL REPORT  321 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Tax-Exempt	$28,001	$314,513	$42,059	$254,158
Ultra-Short Fixed Income	32,978	882,134	38,885	1,072,161
U.S. Government	15,889	—	14,095	—
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.
At March 31, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$121	$ (5,219)	$ (5,098)	$56,983
Bond Index	13,356	(161,120)	(147,764)	2,303,286
California Intermediate Tax-Exempt	196	(14,378)	(14,182)	238,551
California Tax-Exempt	1,387	(9,925)	(8,538)	151,993
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Core Bond	$708	$(4,493)	$(3,785)	$100,428
Fixed Income	2,843	(16,239)	(13,396)	341,994
High Yield Fixed Income	34,456	(160,979)	(126,523)	2,719,968
Intermediate Tax-Exempt	4,327	(62,536)	(58,209)	1,101,463
Limited Term Tax-Exempt	1,048	(6,638)	(5,590)	352,577
Limited Term U.S. Government	98	(161)	(63)	23,804
Multi-Manager High Yield Opportunity	4,939	(11,454)	(6,515)	185,627
Short Bond	1,522	(1,357)	165	292,754
Tax-Advantaged Ultra-Short Fixed Income	6,069	(4,336)	1,733	2,744,990
Tax-Exempt	948	(50,592)	(49,644)	821,472
Ultra-Short Fixed Income	6,266	(1,010)	5,256	1,678,271
U.S. Government	141	(385)	(244)	27,414
U.S. Government Money Market	—	—	—	22,305,838
U.S. Government Select Money Market	—	—	—	4,364,261
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,063	$10,274	127	$1,225	(2,233)	$(21,507)	(1,043)	$(10,008)
Bond Index	68,066	624,185	2,448	22,423	(95,871)	(875,516)	(25,357)	(228,908)
California Intermediate Tax-Exempt	4,402	43,523	88	876	(7,157)	(70,539)	(2,667)	(26,140)
California Tax-Exempt	2,330	24,456	135	1,411	(2,919)	(30,609)	(454)	(4,742)
Core Bond	2,034	18,112	156	1,386	(1,729)	(15,328)	461	4,170
Fixed Income	4,744	42,356	729	6,478	(7,880)	(70,055)	(2,407)	(21,221)
High Yield Fixed Income	90,937	550,828	3,383	20,433	(101,816)	(613,626)	(7,496)	(42,365)
Intermediate Tax-Exempt	20,418	199,713	410	4,009	(40,710)	(398,199)	(19,882)	(194,477)
Limited Term Tax-Exempt	4,293	42,662	122	1,204	(12,521)	(124,110)	(8,106)	(80,244)
Limited Term U.S. Government	135	1,262	25	233	(858)	(7,913)	(698)	(6,418)
Multi-Manager High Yield Opportunity	3,594	30,334	430	3,619	(5,083)	(42,772)	(1,059)	(8,819)
FIXED INCOME AND MONEY MARKET FUNDS  322 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2025
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Short Bond	3,758	$68,515	250	$4,551	(3,040)	$(55,287)	968	$17,779
Tax-Advantaged Ultra-Short Fixed Income	114,210	1,162,807	999	10,157	(92,010)	(936,073)	23,199	236,891
Tax-Exempt	25,389	243,110	455	4,354	(22,820)	(218,117)	3,024	29,347
Ultra-Short Fixed Income	48,689	501,465	4,156	42,792	(50,222)	(517,319)	2,623	26,938
U.S. Government	1,009	8,861	46	405	(780)	(6,821)	275	2,445
U.S. Government Money Market	86,878,570	86,878,570	152,719	152,719	(85,256,571)	(85,256,571)	1,774,718	1,774,718
U.S. Government Select Money Market	17,344,848	17,344,848	28,661	28,661	(17,478,691)	(17,478,691)	(105,182)	(105,182)
Transactions in Shares class for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,551	$14,653	150	$1,432	(3,129)	$ (29,597)	(1,428)	$ (13,512)
Bond Index	89,398	813,267	1,687	15,289	(67,526)	(612,372)	23,559	216,184
California Intermediate Tax-Exempt	6,983	68,231	116	1,128	(9,453)	(91,668)	(2,354)	(22,309)
California Tax-Exempt	3,907	40,218	147	1,521	(5,188)	(53,743)	(1,134)	(12,004)
Core Bond	528	4,657	147	1,289	(2,718)	(23,850)	(2,043)	(17,904)
Fixed Income	1,150	10,102	710	6,231	(16,061)	(141,265)	(14,201)	(124,932)
High Yield Fixed Income	101,894	593,795	3,514	20,375	(153,833)	(893,101)	(48,425)	(278,931)
Intermediate Tax-Exempt	34,905	338,691	470	4,559	(62,420)	(605,129)	(27,045)	(261,879)
Limited Term Tax-Exempt	7,868	77,437	171	1,678	(20,662)	(203,171)	(12,623)	(124,056)
Limited Term U.S. Government	52	478	28	259	(2,751)	(25,361)	(2,671)	(24,624)
Multi-Manager High Yield Opportunity	4,240	34,965	500	4,094	(8,404)	(69,302)	(3,664)	(30,243)
Short Bond	1,194	21,393	210	3,759	(5,256)	(94,119)	(3,852)	(68,967)
Tax-Advantaged Ultra-Short Fixed Income	90,289	909,786	984	9,908	(81,852)	(823,767)	9,421	95,927
Tax-Exempt	38,837	367,114	587	5,562	(42,228)	(400,660)	(2,804)	(27,984)
Ultra-Short Fixed Income	20,523	207,658	3,925	39,817	(105,512)	(1,069,209)	(81,064)	(821,734)
U.S. Government	268	2,353	71	617	(3,017)	(25,953)	(2,678)	(22,983)
U.S. Government Money Market	87,142,759	87,142,759	118,731	118,731	(85,411,552)	(85,411,552)	1,849,938	1,849,938
U.S. Government Select Money Market	19,425,602	19,425,602	25,322	25,322	(18,497,872)	(18,497,872)	953,052	953,052
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	970	10,015	169	1,735	(632)	(6,515)	507	5,235
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2024, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	—	—	132	1,257	—	—	132	1,257
NORTHERN FUNDS ANNUAL REPORT  323 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the fiscal year ended March 31, 2025, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES/ PRINCIPAL, END OF YEAR
Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$879	$30,996	$31,341	$—	$—	$—	$111	$534	$533,856
Bond Index	Nasdaq, Inc.	528	—	202	(19)	(1)	—	28	306	300,000
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	27,962	381,533	367,706	—	—	—	1,594	41,789	41,789,414
	Total	$28,490	$381,533	$367,908	$(19)	$(1)	$—	$1,622	$42,095	42,089,414
California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$100,319	$95,290	$—	$—	$—	$245	$5,563	$5,562,694
California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,151	60,195	58,623	—	—	—	128	2,723	2,722,713
Core Bond	Nasdaq, Inc.	142	—	142	(2)	2	—	2	—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,893	52,238	57,362	—	—	—	163	769	768,559
	Total	$6,035	$52,238	$57,504	$(2)	$2	$—	$165	$769	768,559
Fixed Income	Nasdaq, Inc.	$366	$—	$365	$(6)	$5	$—	$6	$—	$—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,598	168,138	176,356	—	—	—	216	2,380	2,380,100
	Total	$10,964	$168,138	$176,721	$(6)	$5	$—	$222	$2,380	2,380,100
High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,595	$919,846	$923,203	$—	$—	$—	$3,118	$34,238	$34,238,336
FIXED INCOME AND MONEY MARKET FUNDS  324 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2025
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF YEAR	SHARES/ PRINCIPAL, END OF YEAR
Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,860	$385,118	$377,713	$—	$—	$—	$721	$12,265	$12,265,462
Limited Term Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,628	181,678	185,406	—	—	—	315	4,900	4,899,554
Limited Term U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	67	4,767	3,935	—	—	—	6	899	899,272
Multi-Manager High Yield Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,277	114,892	113,588	—	—	—	307	8,581	8,581,216
Short Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	6,701	202,953	205,967	—	—	—	309	3,687	3,686,942
Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	132,151	1,507,127	1,610,352	—	—	—	4,634	28,926	28,925,588
Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	21,307	292,267	299,541	—	—	—	858	14,033	14,033,273
Ultra-Short Fixed Income	Nasdaq, Inc.	10,033	—	2,012	3	9	(14)	521	8,019	8,000,000
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	67,955	1,036,787	1,037,938	—	—	—	1,877	66,804	66,804,479
	Total	$77,988	$1,036,787	$1,039,950	$3	$9	$(14)	$2,398	$74,823	74,804,479
U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$9,013	$8,425	$—	$—	$—	$8	$710	$709,960
NORTHERN FUNDS ANNUAL REPORT  325 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2025:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$143 *	Net Assets - Net unrealized depreciation	$(82)*
Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	399 *	Net Assets - Net unrealized depreciation	(305)*
High Yield Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	1,130 *	Net Assets - Net unrealized depreciation	—
Limited Term U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	10 *	Net Assets - Net unrealized depreciation	(3)*
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	3	Unrealized depreciation on forward foreign currency exchange contracts	—
	Credit contracts	Unrealized appreciation on credit default swap agreements	—	Unrealized depreciation on credit default swap agreements	(3)**
	Equity contracts	Unrealized appreciation on total return swaps	25	Unrealized depreciation on total return swaps	(— )***
Short Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	96 *	Net Assets - Net unrealized depreciation	(208)*
U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	19 *	Net Assets - Net unrealized depreciation	(3)*

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**
Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’
footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

***	Amount rounds to less than one thousand.
The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of March 31, 2025, gross amounts of assets and liabilities for forward foreign exchange contracts and total return swaps not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	BNY Mellon	$3	$—	$—	$3
	Morgan Stanley	25	(— )*	—	25
	Total	$28	$(— )*	$—	$28

FIXED INCOME AND MONEY MARKET FUNDS  326 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2025
GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Morgan Stanley	$(— )*	$—*	$—	$—
	Total	$(— )*	$—*	$—	$—

*	Amount rounds to less than one thousand.
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended March 31, 2025:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$(7)
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	257
High Yield Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	580
Limited Term U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	24
Multi-Manager High Yield Opportunity	Interest rate contracts	Net realized gains (losses) on futures contracts	(32)
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	6
	Equity Contracts	Net realized gains (losses) on total return swaps	82
	Credit contracts	Net realized gains (losses) on credit default swap agreements	(1)
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(66)
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	22

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$67
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	102
High Yield Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	441
Limited Term U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	7
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1)
	Equity Contracts	Net change in unrealized appreciation (depreciation) on total return swaps	25
	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	(3)
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(69)
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	16
Volume of derivative activity for the fiscal year ended March 31, 2025*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	—	$ —	—	$ —	—	$ —	26	$6,642
NORTHERN FUNDS ANNUAL REPORT  327 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Fixed Income	—	$—	—	$—	—	$—	33	$16,901
High Yield Fixed Income	—	—	—	—	—	—	11	147,821
Limited Term U.S. Government	—	—	—	—	—	—	12	1,341
Multi-Manager High Yield Opportunity	11	1,837	4	269	7	114	15	755
Short Bond	—	—	—	—	—	—	21	12,236
U.S. Government	—	—	—	—	—	—	14	1,279
*
Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for forward foreign currency exchange contracts, equity total return swaps contracts, credit default swaps contracts and interest rate futures contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
12. OPERATING SEGMENTS
During the reporting period, the Funds adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
13. LEGAL PROCEEDINGS
On or about December 17, 2024, the Multi-Manager High Yield Opportunity Fund (the “Fund”) was added as a defendant in a civil action pending in the Supreme Court of the State of New York, County of New York, Commercial Division (the “Court”), captioned CPPIB Credit Investments II Inc., et al. v. Lions Gate Entertainment Corporation, et al., Index No. 654398/2024 (the “Action”). The Action arises from certain notes (the “Original Notes”) issued by Lions Gate Capital Holdings, LLC (“Lions Gate Holdings”) of which the Fund was a holder. In May 2024, a group of holders of the Original Notes (the “Participating Holders”), including the Fund, entered into a transaction (the “Exchange Transaction”) pursuant to which the Participating Holders consented to certain amendments to the indenture for the Original Notes and exchanged their Original Notes for new notes issued by Lions Gate Holdings (the “New Notes”).  In the Action, Plaintiff Thebes Offshore Master Fund, LP (“Thebes”), a holder of the Original Notes who was not invited to participate in the Exchange Transaction and did not receive the New Notes, challenges the enforceability of the Exchange Transaction and asserts, among other claims, claims against the Participating Noteholders seeking declaratory judgment and injunctive relief, or alternatively, monetary damages. A group of Participating Noteholders, including the Fund, have moved to dismiss Thebes’s claims on several grounds. The Participating Noteholders’ motions to dismiss are fully briefed, and oral argument on the motions was scheduled for May 15, 2025, but was adjourned following restructuring actions by Lions Gate Holdings. On May 23, 2025, the Plaintiffs filed an amended complaint. The Court has set a briefing schedule for revised motions to dismiss,
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March 31, 2025
but has not set a date for oral arguments at this time. At this stage of the proceedings, it is not possible to predict the outcome of the Action. The Fund intends to vigorously defend against Thebes’s claims.
14. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (PBEs) must apply the ASU's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.
15. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
16. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Northern Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of eighteen separate portfolios of Northern Funds, comprising the Arizona Tax-Exempt Fund, Bond Index Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Limited Term U.S. Government Fund, Multi-Manager High Yield Opportunity Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Tax-Exempt Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund (collectively, the “Funds”), including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 27, 2025
We have served as the auditor of one or more Northern Trust investment companies since 2002.
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TAX AND DISTRIBUTION INFORMATION	March 31, 2025 (Unaudited)
CAPITAL GAIN DISTRIBUTION — The following Fund made capital gain distributions in December 2024, and hereby designated these long-term capital gain distributions as follows (per share):
LONG-TERM CAPITAL GAIN
U.S. Government Money Market	$0.000001
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD) — A percentage of the dividends distributed during the fiscal year ended March 31, 2025 for the following Fund qualifies for the dividends-received deduction for corporate shareholders:
CORPORATE DRD PERCENTAGE
Multi-Manager High Yield Opportunity	0.08%
EXEMPT-INTEREST DIVIDENDS  — During the fiscal year ended March 31, 2025, the percentage of dividends derived from net investment income paid by each of the following Funds as “exempt-interest dividends,” excludable from gross income for Federal income tax purposes were as follows: Arizona Tax-Exempt Fund - 93.42%, California Intermediate Tax-Exempt Fund - 92.15%, California Tax-Exempt Fund - 96.44%, Intermediate Tax-Exempt Fund - 94.35%, Limited Term Tax-Exempt Fund - 94.75%, Tax-Advantaged Ultra-Short Fixed Income Fund - 66.26%, Tax-Exempt Fund - 94.82%.
QUALIFIED DIVIDEND INCOME (QDI) — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid by the following Fund during the fiscal year ended March 31, 2025, are designated as “qualified dividend income,” as defined in the Act, subject to reduced tax rates:
QDI PERCENTAGE
Multi-Manager High Yield Opportunity	0.15%
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Form N-CSR - Items 8 - 11	March 31, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
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NF ANR NCSR FI & MMF (5/25)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on Form N-CSR on June 5, 2020 (Accession Number 0001193125-20-161887).

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant’s independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: June 4, 2025

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: June 4, 2025